UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 97.3%

Australia - 21.8%
AGL Energy Ltd.	11,641	$127,273
Amcor Ltd.	15,191	168,820
AMP Ltd.	24,109	108,513
Aurizon Holdings Ltd.	31,979	120,905
Australia & New Zealand Banking Group Ltd.	25,218	662,246
BHP Billiton Ltd.	41,050	986,634
Brambles Ltd.	17,924	155,922
Coca-Cola Amatil Ltd.	19,358	147,644
Commonwealth Bank of Australia	14,524	1,018,012
Crown Resorts Ltd.	9,436	97,992
CSL Ltd.	2,544	180,458
Fortescue Metals Group Ltd.(a)	80,743	181,048
Insurance Australia Group Ltd.(a)	26,119	133,590
Leighton Holdings Ltd.	7,772	143,105
Macquarie Group Ltd.	2,526	120,494
National Australia Bank Ltd.	22,521	619,250
Orica Ltd.(a)	8,145	126,310
Origin Energy Ltd.	8,506	81,234
Rio Tinto Ltd.	7,974	378,480
Santos Ltd.	13,399	90,462
Sonic Healthcare Ltd.	7,415	112,259
Suncorp Group Ltd.	12,556	144,469
Telstra Corp., Ltd.	286,840	1,401,371
Wesfarmers Ltd.	19,869	678,359
Westpac Banking Corp.(a)	31,725	860,905
Woodside Petroleum Ltd.	19,952	620,617
Woolworths Ltd.(a)	20,693	519,539

Total Australia		9,985,911

China - 26.1%
Agricultural Bank of China Ltd. Class H	348,000	175,911
Bank of China Ltd. Class H	986,255	555,773
Bank of Communications Co., Ltd. Class H	366,955	342,593
BOC Hong Kong Holdings Ltd.	85,889	287,410
China CITIC Bank Corp., Ltd. Class H	193,500	155,202
China Construction Bank Corp. Class H	2,737,100	2,248,313
China Merchants Bank Co., Ltd. Class H	58,404	146,559
China Merchants Holdings International Co., Ltd.(a)	42,850	144,217
China Mobile Ltd.	288,734	3,369,559
China Overseas Land & Investment Ltd.	43,065	128,004
China Petroleum & Chemical Corp. Class H	544,261	438,646
China Resources Power Holdings Co., Ltd.	74,218	191,410
China Shenhua Energy Co., Ltd. Class H	82,736	244,852
China Telecom Corp., Ltd. Class H	699,038	409,245
China Unicom Hong Kong Ltd.	137,948	185,002
CNOOC Ltd.	769,568	1,036,034
Dongfeng Motor Group Co., Ltd. Class H	72,181	102,200
Fosun International Ltd.	89,500	117,258
Guangdong Investment Ltd.	98,000	127,636
Industrial & Commercial Bank of China Ltd. Class H	974,270	711,086
Lenovo Group Ltd.(a)	91,000	119,693
PetroChina Co., Ltd. Class H	350,919	389,163
PICC Property & Casualty Co., Ltd. Class H	99,444	193,378
Sun Art Retail Group Ltd.(a)	137,225	136,431

Total China		11,955,575

Hong Kong - 7.4%
AIA Group Ltd.	29,525	164,285
Cheung Kong Holdings Ltd.	13,277	223,085
CLP Holdings Ltd.	35,366	306,694
Hang Lung Properties Ltd.	29,000	81,336
Hang Seng Bank Ltd.	11,703	194,978
Henderson Land Development Co., Ltd.	17,270	120,926
Hong Kong & China Gas Co., Ltd.	84,420	193,337
Hong Kong Exchanges and Clearing Ltd.	4,535	100,409
Hutchison Whampoa Ltd.	48,027	552,739
MTR Corp., Ltd.	71,765	294,284
New World Development Co., Ltd.	63,409	72,936
Power Assets Holdings Ltd.	31,579	306,430
Sino Land Co., Ltd.	52,924	85,444
SJM Holdings Ltd.	163,276	260,236
Sun Hung Kai Properties Ltd.	13,534	206,461
Swire Properties Ltd.	29,400	86,818
Wharf Holdings Ltd. (The)	18,350	132,511

Total Hong Kong		3,382,909

India - 0.2%
Infosys Ltd. ADR(a)	3,262	102,622

Indonesia - 3.7%
Astra International Tbk PT	611,161	366,401
Bank Central Asia Tbk PT	78,275	82,952
Bank Mandiri Persero Tbk PT	130,824	113,818
Bank Rakyat Indonesia Persero Tbk PT	139,200	130,939
Indocement Tunggal Prakarsa Tbk PT	80,400	162,293
Perusahaan Gas Negara Persero Tbk PT	425,900	206,330
Telekomunikasi Indonesia Persero Tbk PT	1,339,500	309,864
Unilever Indonesia Tbk PT	83,835	218,641
United Tractors Tbk PT	59,800	83,773

Total Indonesia		1,675,011

Malaysia - 6.3%
Astro Malaysia Holdings Bhd	87,100	75,479
Axiata Group Bhd	105,300	212,317
British American Tobacco Malaysia Bhd	6,200	115,435
DiGi.Com Bhd	137,100	241,930
Genting Malaysia Bhd	68,640	79,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2014

Investments	Shares	Value
IOI Corp. Bhd	121,200	$166,384
Kuala Lumpur Kepong Bhd	15,100	98,464
Malayan Banking Bhd	89,294	234,184
Maxis Bhd	192,800	377,715
Petronas Chemicals Group Bhd	87,708	136,711
Petronas Dagangan Bhd	18,000	88,134
Petronas Gas Bhd	23,900	151,473
Public Bank Bhd	28,490	149,111
Sime Darby Bhd	94,200	247,590
Telekom Malaysia Bhd	54,900	108,026
Tenaga Nasional Bhd	65,900	260,094
YTL Corp. Bhd	333,400	151,610

Total Malaysia		2,894,555

Philippines - 1.8%
Aboitiz Equity Ventures, Inc.	110,550	130,241
Aboitiz Power Corp.	122,200	117,194
Philippine Long Distance Telephone Co.	5,700	370,295
SM Investments Corp.	6,546	119,264
Universal Robina Corp.	23,020	100,864

Total Philippines		837,858

Singapore - 6.6%
DBS Group Holdings Ltd.	20,017	311,184
Hutchison Port Holdings Trust(a)	223,357	154,116
Jardine Cycle & Carriage Ltd.	5,391	173,313
Keppel Corp., Ltd.(a)	23,481	156,824
Oversea-Chinese Banking Corp., Ltd.	16,981	134,044
Sembcorp Industries Ltd.	39,116	131,361
Sembcorp Marine Ltd.(a)	45,757	112,571
Singapore Airlines Ltd.	25,557	224,105
Singapore Press Holdings Ltd.(a)	38,000	120,730
Singapore Technologies Engineering Ltd.(a)	66,625	170,949
Singapore Telecommunications Ltd.	304,577	896,423
StarHub Ltd.(a)	37,000	115,878
United Overseas Bank Ltd.	8,574	158,720
Wilmar International Ltd.(a)	67,000	163,822

Total Singapore		3,024,040

South Korea - 6.7%
Coway Co., Ltd.	500	38,302
Hyundai Heavy Industries Co., Ltd.	807	84,433
Hyundai Mobis Co., Ltd.	443	95,117
Hyundai Motor Co.	1,153	177,280
Kangwon Land, Inc.	2,841	78,576
KB Financial Group, Inc.	1,634	53,741
KCC Corp.	40	18,924
Kia Motors Corp.	2,265	107,774
Korea Zinc Co., Ltd.	216	79,294
KT Corp.	700	19,902
KT Corp. ADR	4,582	64,698
KT&G Corp.	2,289	158,480
LG Chem Ltd.	621	102,262
LG Corp.	1,468	81,737
POSCO	1,056	264,684
Samsung Electronics Co., Ltd.	802	968,252
Samsung Life Insurance Co., Ltd.	930	98,571
SK C&C Co., Ltd.	110	21,366
SK Holdings Co., Ltd.	497	73,929
SK Innovation Co., Ltd.	1,981	153,376
SK Telecom Co., Ltd.	413	100,700
SK Telecom Co., Ltd. ADR	8,909	240,632

Total South Korea		3,082,030

Taiwan - 11.4%
Advanced Semiconductor Engineering, Inc.	110,175	132,829
Asustek Computer, Inc.	20,740	227,404
Cathay Financial Holding Co., Ltd.	63,614	94,509
Cheng Shin Rubber Industry Co., Ltd.	67,948	159,969
China Steel Corp.	191,078	159,020
Chunghwa Telecom Co., Ltd.	63,379	188,520
CTBC Financial Holding Co., Ltd.	2,000	1,301
Delta Electronics, Inc.	32,000	190,874
Far Eastern New Century Corp.	111,141	110,431
Far EasTone Telecommunications Co., Ltd.	69,000	159,389
First Financial Holding Co., Ltd.	3,000	1,770
Formosa Chemicals & Fibre Corp.	71,685	151,754
Formosa Petrochemical Corp.	144,511	314,154
Formosa Plastics Corp.	61,444	140,573
Fubon Financial Holding Co., Ltd.	62,803	100,757
Hon Hai Precision Industry Co., Ltd.	117,448	326,678
Hua Nan Financial Holdings Co., Ltd.	1,000	562
MediaTek, Inc.	22,000	321,625
Nan Ya Plastics Corp.	125,537	260,195
President Chain Store Corp.	16,000	123,790
Quanta Computer, Inc.	101,000	253,123
Taiwan Cement Corp.	112,772	154,873
Taiwan Mobile Co., Ltd.	82,100	271,484
Taiwan Semiconductor Manufacturing Co., Ltd.	290,241	1,294,981
Uni-President Enterprises Corp.	69,179	109,891
Yuanta Financial Holding Co., Ltd.	2,000	975

Total Taiwan		5,251,431

Thailand - 5.3%
Advanced Info Service PCL	55,300	421,894
Advanced Info Service PCL NVDR	13,000	99,179
Airports of Thailand PCL NVDR	15,284	131,006
Bangkok Bank PCL NVDR	12,700	74,887
Charoen Pokphand Foods PCL	80,799	66,923
CP ALL PCL	65,100	84,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2014

Investments	Shares	Value
Intouch Holdings PCL NVDR	72,085	$172,544
Krung Thai Bank PCL NVDR	124,300	85,763
PTT Exploration & Production PCL	69,513	236,640
PTT Global Chemical PCL	115,794	180,378
PTT PCL	39,200	386,042
PTT PCL NVDR	7,300	71,891
Siam Cement PCL (The) NVDR	15,571	212,031
Siam Commercial Bank PCL (The)	18,900	104,553
Total Access Communication PCL NVDR	37,481	109,937

Total Thailand		2,437,764

TOTAL COMMON STOCKS (Cost: $41,196,447)		44,629,706

EXCHANGE-TRADED NOTE - 2.7%

United States - 2.7%
iPath MSCI India Index ETN* (Cost: $957,267)	17,653	1,229,532

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%

United States - 6.4%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $2,953,833)(c)	2,953,833	2,953,833

TOTAL INVESTMENTS IN SECURITIES - 106.4% (Cost: $45,107,547)		48,813,071
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.4)%		(2,929,097)

NET ASSETS - 100.0%		$45,883,974

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)	At December 31, 2014, the total market value of the Fund’s securities on loan was $2,800,348 and the total market value of the collateral held by the Fund was $2,953,833.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 99.8%

Air Freight & Logistics - 2.5%
Toll Holdings Ltd.(a)	249,268	$1,201,492

Banks - 9.1%
Australia & New Zealand Banking Group Ltd.	39,017	1,024,620
Commonwealth Bank of Australia	14,425	1,011,072
National Australia Bank Ltd.	44,345	1,219,335
Westpac Banking Corp.(a)	38,068	1,033,032

Total Banks		4,288,059

Beverages - 3.2%
Coca-Cola Amatil Ltd.	151,628	1,156,470
Treasury Wine Estates Ltd.	88,284	344,619

Total Beverages		1,501,089

Biotechnology - 0.7%
CSL Ltd.	4,334	307,431

Capital Markets - 1.5%
Macquarie Group Ltd.	15,310	730,312

Chemicals - 5.1%
DuluxGroup Ltd.	154,265	732,208
Incitec Pivot Ltd.	289,139	754,808
Orica Ltd.	59,890	928,758

Total Chemicals		2,415,774

Commercial Services & Supplies - 4.9%
Brambles Ltd.	60,588	527,059
Downer EDI Ltd.	202,504	782,194
Mineral Resources Ltd.(a)	161,449	1,001,483

Total Commercial Services & Supplies		2,310,736

Construction & Engineering - 2.2%
Leighton Holdings Ltd.	56,380	1,038,118

Construction Materials - 3.5%
Adelaide Brighton Ltd.	387,136	1,131,022
Boral Ltd.	121,033	524,951

Total Construction Materials		1,655,973

Containers & Packaging - 1.5%
Amcor Ltd.	63,781	708,811

Diversified Consumer Services - 0.8%
Navitas Ltd.	89,265	371,094

Diversified Telecommunication Services - 6.4%
iiNET Ltd.	94,946	611,491
M2 Group Ltd.	120,610	802,441
Telstra Corp., Ltd.	258,523	1,263,027
TPG Telecom Ltd.	64,272	355,030

Total Diversified Telecommunication Services		3,031,989

Energy Equipment & Services - 1.1%
WorleyParsons Ltd.	60,215	496,712

Food & Staples Retailing - 5.8%
Metcash Ltd.(a)	810,722	1,230,708
Wesfarmers Ltd.	25,931	885,325
Woolworths Ltd.	25,042	628,729

Total Food & Staples Retailing		2,744,762

Food Products - 3.7%
Goodman Fielder Ltd.	1,534,106	803,479
GrainCorp Ltd. Class A	137,431	927,850

Total Food Products		1,731,329

Health Care Equipment & Supplies - 2.5%
Ansell Ltd.	17,914	330,141
Cochlear Ltd.(a)	13,335	847,917

Total Health Care Equipment & Supplies		1,178,058

Health Care Providers & Services - 4.3%
Primary Health Care Ltd.	250,397	965,137
Ramsay Health Care Ltd.	8,774	409,990
Sonic Healthcare Ltd.	44,895	679,687

Total Health Care Providers & Services		2,054,814

Hotels, Restaurants & Leisure - 9.1%
Aristocrat Leisure Ltd.	95,169	510,903
Crown Resorts Ltd.	31,890	331,173
Echo Entertainment Group Ltd.	193,060	598,785
Flight Centre Travel Group Ltd.(a)	17,025	454,475
Tabcorp Holdings Ltd.	343,730	1,167,359
Tatts Group Ltd.	430,542	1,219,076

Total Hotels, Restaurants & Leisure		4,281,771

Insurance - 7.9%
AMP Ltd.	186,930	841,358
Insurance Australia Group Ltd.	254,413	1,301,243
QBE Insurance Group Ltd.	61,541	564,559
Suncorp Group Ltd.	91,135	1,048,599

Total Insurance		3,755,759

Internet Software & Services - 1.2%
carsales.com Ltd.	66,160	564,160

IT Services - 2.7%
Computershare Ltd.	33,814	326,526
Iress Ltd.	110,903	972,012

Total IT Services		1,298,538

Media - 1.7%
Fairfax Media Ltd.	822,935	589,268
REA Group Ltd.(a)	6,162	228,735

Total Media		818,003

Metals & Mining - 4.5%
BHP Billiton Ltd.	24,656	592,605
Fortescue Metals Group Ltd.(a)	281,401	630,980
Iluka Resources Ltd.(a)	31,410	152,941
Rio Tinto Ltd.	15,833	751,502

Total Metals & Mining		2,128,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

December 31, 2014

Investments	Shares	Value
Multi-Utilities - 1.6%
AGL Energy Ltd.	70,595	$771,826

Multiline Retail - 1.6%
Harvey Norman Holdings Ltd.	277,664	763,481

Oil, Gas & Consumable Fuels - 4.5%
Beach Energy Ltd.	252,289	215,751
Caltex Australia Ltd.	17,276	483,655
Origin Energy Ltd.	41,143	392,922
Santos Ltd.	34,894	235,583
Woodside Petroleum Ltd.	26,031	809,707

Total Oil, Gas & Consumable Fuels		2,137,618

Professional Services - 1.7%
ALS Ltd.(a)	110,923	487,456
Seek Ltd.	23,621	333,833

Total Professional Services		821,289

Real Estate Management & Development - 1.2%
Lend Lease Group	41,591	558,190

Road & Rail - 1.3%
Aurizon Holdings Ltd.	160,498	606,807

Trading Companies & Distributors - 1.1%
Seven Group Holdings Ltd.	112,970	538,053

Transportation Infrastructure - 0.9%
Qube Holdings Ltd.	209,034	415,683

TOTAL COMMON STOCKS (Cost: $49,508,998)		47,225,759

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.3%

United States - 12.3%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $5,837,574)(c)	5,837,574	5,837,574

TOTAL INVESTMENTS IN SECURITIES - 112.1% (Cost: $55,346,572)		53,063,333
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (12.1)%		(5,738,886)

NET ASSETS - 100.0%		$47,324,447

(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)	At December 31, 2014, the total market value of the Fund’s securities on loan was $5,530,018 and the total market value of the collateral held by the Fund was $5,837,574.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree China Dividend ex-Financials Fund (CHXF)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.9%

China - 99.9%

Aerospace & Defense - 0.3%
AviChina Industry & Technology Co., Ltd. Class H(a)	76,000	$46,943

Automobiles - 7.7%
Brilliance China Automotive Holdings Ltd.	76,000	122,112
Byd Co., Ltd. Class H(a)	1,000	3,913
Dongfeng Motor Group Co., Ltd. Class H	82,000	116,103
Geely Automobile Holdings Ltd.	525,000	167,218
Great Wall Motor Co., Ltd. Class H	102,000	580,050
Guangzhou Automobile Group Co., Ltd. Class H	452,000	411,500

Total Automobiles		1,400,896

Beverages - 0.7%
Tsingtao Brewery Co., Ltd. Class H(a)	18,000	122,091

Chemicals - 3.3%
Huabao International Holdings Ltd.	370,000	302,018
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,006,000	294,476

Total Chemicals		596,494

Construction & Engineering - 6.8%
China Communications Construction Co., Ltd. Class H	565,000	679,761
China Railway Group Ltd. Class H	468,000	385,029
China State Construction International Holdings Ltd.	126,000	177,102

Total Construction & Engineering		1,241,892

Construction Materials - 1.8%
Anhui Conch Cement Co., Ltd. Class H(a)	17,000	63,683
China National Building Material Co., Ltd. Class H(a)	122,000	118,620
China Resources Cement Holdings Ltd.	238,000	154,066

Total Construction Materials		336,369

Diversified Telecommunication Services - 3.6%
China Communications Services Corp., Ltd. Class H	352,000	165,223
China Telecom Corp., Ltd. Class H	434,000	254,081
China Unicom Hong Kong Ltd.	172,000	230,669

Total Diversified Telecommunication Services		649,973

Electric Utilities - 2.1%
HK Electric Investments & HK Electric Investments Ltd.(a)(b)	581,500	383,925

Electrical Equipment - 1.4%
Zhuzhou CSR Times Electric Co., Ltd. Class H	43,500	253,825

Electronic Equipment, Instruments & Components - 2.3%
AAC Technologies Holdings, Inc.(a)	41,000	219,676
Kingboard Chemical Holdings Ltd.	70,500	119,093
Sunny Optical Technology Group Co., Ltd.	52,000	89,719

Total Electronic Equipment, Instruments & Components		428,488

Energy Equipment & Services - 1.3%
China Oilfield Services Ltd. Class H	142,000	246,468

Food & Staples Retailing - 2.1%
China Resources Enterprise Ltd.	44,000	92,144
Sun Art Retail Group Ltd.(a)	301,000	299,259

Total Food & Staples Retailing		391,403

Food Products - 3.5%
China Huishan Dairy Holdings Co., Ltd.(a)	637,000	110,892
China Mengniu Dairy Co., Ltd.	21,000	86,655
Tingyi Cayman Islands Holding Corp.	74,000	169,092
Uni-President China Holdings Ltd.(a)	95,000	87,468
Want Want China Holdings Ltd.(a)	144,000	189,775

Total Food Products		643,882

Gas Utilities - 1.5%
China Gas Holdings Ltd.	48,000	75,638
China Resources Gas Group Ltd.(a)	56,000	145,509
ENN Energy Holdings Ltd.	8,000	45,391

Total Gas Utilities		266,538

Health Care Equipment & Supplies - 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H(a)	56,000	45,205

Health Care Providers & Services - 1.0%
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	51,000	115,089
Sinopharm Group Co., Ltd. Class H(a)	20,400	72,210

Total Health Care Providers & Services		187,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China Dividend ex-Financials Fund (CHXF)

December 31, 2014

Investments	Shares	Value
Hotels, Restaurants & Leisure - 0.5%
Melco Crown Entertainment Ltd.	10,500	$89,025

Household Durables - 0.4%
Haier Electronics Group Co., Ltd.	29,000	69,033

Independent Power and Renewable Electricity Producers - 9.2%
China Longyuan Power Group Corp., Ltd. Class H	123,000	127,999
China Resources Power Holdings Co., Ltd.	100,000	257,903
Datang International Power Generation Co., Ltd. Class H	1,016,000	546,332
Huaneng Power International, Inc. Class H	556,000	751,385

Total Independent Power and Renewable Electricity Producers		1,683,619

Industrial Conglomerates - 1.5%
Beijing Enterprises Holdings Ltd.	17,000	133,284
CITIC Ltd.(a)	84,000	143,198

Total Industrial Conglomerates		276,482

Internet Software & Services - 0.8%
Tencent Holdings Ltd.	9,500	137,817

IT Services - 0.8%
Travelsky Technology Ltd. Class H	130,000	140,480

Machinery - 0.9%
Weichai Power Co., Ltd. Class H(a)	37,000	156,018

Metals & Mining - 4.3%
Fosun International Ltd.	106,000	138,876
Jiangxi Copper Co., Ltd. Class H(a)	143,000	245,253
Zijin Mining Group Co., Ltd. Class H	1,380,000	391,497

Total Metals & Mining		775,626

Oil, Gas & Consumable Fuels - 20.8%
China Coal Energy Co., Ltd. Class H(a)	336,000	210,573
China Petroleum & Chemical Corp. Class H	1,170,000	942,958
China Shenhua Energy Co., Ltd. Class H	348,000	1,029,885
CNOOC Ltd.	369,000	496,768
Kunlun Energy Co., Ltd.	196,000	185,262
PetroChina Co., Ltd. Class H	794,000	880,533
Yanzhou Coal Mining Co., Ltd. Class H	44,000	37,277

Total Oil, Gas & Consumable Fuels		3,783,256

Personal Products - 1.7%
Hengan International Group Co., Ltd.	30,000	313,546

Pharmaceuticals - 1.8%
CSPC Pharmaceutical Group Ltd.	92,000	81,147
Lijun International Pharmaceutical Holding Co., Ltd.	150,000	68,860
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	26,500	95,340
Sihuan Pharmaceutical Holdings Group Ltd.	55,000	36,809
Sino Biopharmaceutical Ltd.	48,000	43,514

Total Pharmaceuticals		325,670

Semiconductors & Semiconductor Equipment - 1.4%
Hanergy Thin Film Power Group Ltd.*(a)	570,000	206,542
Xinyi Solar Holdings Ltd.(a)	198,000	54,639

Total Semiconductors & Semiconductor Equipment		261,181

Software - 0.2%
Kingsoft Corp., Ltd.(a)	16,000	31,774

Specialty Retail - 0.2%
Esprit Holdings Ltd.(a)	33,200	39,729

Technology Hardware, Storage & Peripherals - 1.4%
Lenovo Group Ltd.(a)	200,000	263,061

Textiles, Apparel & Luxury Goods - 0.6%
Belle International Holdings Ltd.	105,000	118,068

Transportation Infrastructure - 3.4%
China Merchants Holdings International Co., Ltd.	89,050	299,710
COSCO Pacific Ltd.	226,000	321,156

Total Transportation Infrastructure		620,866

Water Utilities - 2.9%
Beijing Enterprises Water Group Ltd.	234,000	159,624
Guangdong Investment Ltd.	278,000	362,070

Total Water Utilities		521,694

Wireless Telecommunication Services - 7.5%
China Mobile Ltd.	117,000	1,365,404

TOTAL COMMON STOCKS (Cost: $18,292,404)		18,214,040

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.1%

United States - 13.1%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $2,387,899)(d)	2,387,899	2,387,899

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China Dividend ex-Financials Fund (CHXF)

December 31, 2014

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 113.0% (Cost: $20,680,303)	$20,601,939
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (13.0)%	(2,376,155)

NET ASSETS - 100.0%	$18,225,784

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $2,389,855 and the total market value of the collateral held by the Fund was $2,565,048. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $177,149.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 12.3%
AGL Energy Ltd.	1,710	$18,696
Amcor Ltd.	1,964	21,826
AMP Ltd.	5,142	23,144
Australia & New Zealand Banking Group Ltd.	6,390	167,807
BHP Billiton Ltd.	7,322	175,984
Coca-Cola Amatil Ltd.	2,626	20,029
Commonwealth Bank of Australia	3,624	254,012
CSL Ltd.	352	24,969
Fortescue Metals Group Ltd.(a)	11,742	26,329
Insurance Australia Group Ltd.(a)	6,225	31,839
Macquarie Group Ltd.	531	25,329
National Australia Bank Ltd.	6,030	165,804
Origin Energy Ltd.	1,619	15,462
Rio Tinto Ltd.	1,031	48,936
Suncorp Group Ltd.	2,884	33,183
Telstra Corp., Ltd.	42,286	206,590
Wesfarmers Ltd.	3,184	108,707
Westpac Banking Corp.	7,166	194,460
Woodside Petroleum Ltd.	3,000	93,316
Woolworths Ltd.(a)	3,129	78,560

Total Australia		1,734,982

Brazil - 11.3%
Ambev S.A.	63,669	391,614
Banco Bradesco S.A.	4,342	56,059
Banco do Brasil S.A.	12,452	111,347
Banco Santander Brasil S.A.	10,218	51,740
BB Seguridade Participacoes S.A.	6,300	76,220
BM&FBovespa S.A.	5,432	20,128
BRF S.A.	1,400	33,412
CCR S.A.	9,427	54,650
Cia Siderurgica Nacional S.A.	12,947	27,178
Cielo S.A.	5,841	91,564
CPFL Energia S.A.	6,019	41,867
Itau Unibanco Holding S.A.	8,088	98,278
Natura Cosmeticos S.A.	2,181	26,132
Petroleo Brasileiro S.A.	25,018	90,258
Porto Seguro S.A.	2,500	28,591
Souza Cruz S.A.	9,236	67,128
Tim Participacoes S.A.	8,957	39,694
Transmissora Alianca de Energia Eletrica S.A.	4,887	34,637
Ultrapar Participacoes S.A.	1,772	34,297
Vale S.A.	27,386	225,727

Total Brazil		1,600,521

Canada - 12.2%
Bank of Montreal(a)	1,336	94,792
Bank of Nova Scotia (The)(a)	2,476	141,751
BCE, Inc.(a)	3,043	139,979
Canadian Imperial Bank of Commerce(a)	848	73,097
Canadian Natural Resources Ltd.	1,900	58,923
Crescent Point Energy Corp.(a)	2,346	54,505
Enbridge, Inc.	1,775	91,551
Great-West Lifeco, Inc.(a)	2,116	61,365
Husky Energy, Inc.(a)	3,236	76,832
Manulife Financial Corp.	2,561	49,042
Potash Corp. of Saskatchewan, Inc.	2,893	102,582
Power Financial Corp.(a)	1,686	52,665
Rogers Communications, Inc. Class B(a)	1,748	68,169
Royal Bank of Canada	2,752	190,650
Sun Life Financial, Inc.(a)	1,251	45,277
Suncor Energy, Inc.(a)	3,003	95,671
TELUS Corp.	1,900	68,717
Toronto-Dominion Bank (The)	3,430	164,385
TransCanada Corp.(a)	2,002	98,696

Total Canada		1,728,649

Chile - 11.9%
Administradora de Fondos de Pensiones Habitat S.A.	11,613	17,421
Aguas Andinas S.A. Class A	63,705	36,879
Banco de Chile	1,526,516	176,888
Banco de Credito e Inversiones	1,280	63,159
Banco Santander Chile	3,318,606	165,862
CAP S.A.	3,929	17,366
Cencosud S.A.	21,109	52,671
Cia Cervecerias Unidas S.A.	3,571	33,781
Corpbanca S.A.	4,681,102	56,218
Empresa Nacional de Electricidad S.A.	121,927	185,146
Empresas CMPC S.A.	14,547	36,403
Empresas COPEC S.A.	14,440	162,970
Enersis S.A.	952,301	311,905
ENTEL Chile S.A.	6,372	64,015
Inversiones Aguas Metropolitanas S.A.	25,964	40,223
Inversiones La Construccion S.A.	2,194	26,596
S.A.C.I. Falabella	24,572	164,855
Sociedad Matriz Banco de Chile Class B	100,384	29,742
SONDA S.A.	12,736	30,299

Total Chile		1,672,399

New Zealand - 14.8%
Air New Zealand Ltd.	71,098	137,258
Auckland International Airport Ltd.	48,683	160,954
Fisher & Paykel Healthcare Corp., Ltd.	29,469	143,956
Fletcher Building Ltd.	55,188	358,020
Fonterra Co-operative Group Ltd.	1,912	8,981
Heartland New Zealand Ltd.	20,342	17,966
Kathmandu Holdings Ltd.(a)	17,471	29,496
Mainfreight Ltd.	3,307	41,098
Metlifecare Ltd.	2,795	10,267
Nuplex Industries Ltd.	15,332	35,711
Ryman Healthcare Ltd.	12,926	86,077
Sky Network Television Ltd.	42,785	201,982
SKYCITY Entertainment Group Ltd.	62,923	190,821
Spark New Zealand Ltd.	215,227	524,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

December 31, 2014

Investments	Shares	Value
Summerset Group Holdings Ltd.(a)	5,927	$12,832
Tower Ltd.(a)	13,263	22,288
Trade Me Group Ltd.	39,571	112,890

Total New Zealand		2,094,607

Norway - 12.5%
Akastor ASA(a)	10,547	30,385
Aker ASA Class A	805	17,662
Atea ASA	1,966	20,191
DNB ASA	6,155	90,877
Fred Olsen Energy ASA(a)	3,018	27,433
Gjensidige Forsikring ASA	3,915	63,705
Kongsberg Gruppen A/S	715	11,730
Leroy Seafood Group ASA	540	19,662
Marine Harvest ASA(a)	8,653	118,758
Norsk Hydro ASA	10,379	58,750
Orkla ASA	10,588	72,234
Petroleum Geo-Services ASA(a)	3,045	17,196
Salmar ASA	1,901	32,328
SpareBank 1 SR-Bank ASA	1,111	7,780
Statoil ASA	39,061	683,530
Telenor ASA	17,543	354,484
TGS Nopec Geophysical Co. ASA(a)	1,240	26,743
Veidekke ASA	1,419	13,958
Wilh. Wilhelmsen ASA	1,401	8,596
Yara International ASA	2,071	92,203

Total Norway		1,768,205

Russia - 10.4%
Gazprom Neft OAO ADR	3,752	42,285
Gazprom OAO ADR	65,733	305,659
Lukoil OAO ADR	5,488	218,422
Magnit PJSC GDR Reg S	660	29,964
MegaFon OAO GDR Reg S	4,263	58,744
MMC Norilsk Nickel OJSC ADR	11,325	161,042
Mobile Telesystems OJSC ADR(a)	10,168	73,006
NovaTek OAO GDR Reg S	745	58,408
Novolipetsk Steel OJSC GDR Reg S	1,785	20,492
Phosagro OAO GDR Reg S	1,329	13,556
Rosneft OAO GDR Reg S	63,342	222,330
Rostelecom OJSC ADR	1,425	12,896
RusHydro JSC ADR	7,803	7,272
Sberbank of Russia ADR	15,989	64,756
Severstal PAO GDR Reg S	2,282	20,766
Sistema JSFC GDR Reg S	7,348	38,283
Surgutneftegas OAO ADR	8,561	36,367
Tatneft OAO ADR	1,361	33,345
Uralkali PJSC GDR Reg S	1,684	19,854
VTB Bank OJSC GDR Reg S	13,504	31,059

Total Russia		1,468,506

South Africa - 13.4%
Barclays Africa Group Ltd.	6,888	108,362
Bidvest Group Ltd. (The)	2,025	53,191
Coronation Fund Managers Ltd.	2,984	29,704
Exxaro Resources Ltd.(a)	3,460	30,955
FirstRand Ltd.	34,680	151,595
Imperial Holdings Ltd.	2,066	33,038
Kumba Iron Ore Ltd.(a)	9,020	187,047
Liberty Holdings Ltd.	2,071	21,964
MMI Holdings Ltd.	12,491	32,392
MTN Group Ltd.	18,692	357,739
Naspers Ltd. Class N	316	41,386
Nedbank Group Ltd.	3,332	71,716
Remgro Ltd.	1,120	24,589
RMB Holdings Ltd.	8,527	47,423
Sanlam Ltd.	9,825	59,449
Sasol Ltd.	5,355	199,508
Shoprite Holdings Ltd.	3,128	45,489
Standard Bank Group Ltd.	10,233	126,914
Vodacom Group Ltd.(a)	20,510	227,691
Woolworths Holdings Ltd.	6,436	42,893

Total South Africa		1,893,045

United States - 0.7%
Thomson Reuters Corp.(a)	2,273	91,980

TOTAL COMMON STOCKS (Cost: $16,404,385)		14,052,894

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree Global Natural Resources Fund(b) (Cost: $30,509)	1,829	30,105

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.0%

United States - 10.0%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $1,415,763)(d)	1,415,763	1,415,763

TOTAL INVESTMENTS IN SECURITIES - 109.7% (Cost: $17,850,657)		15,498,762
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (9.7)%		(1,367,533)

NET ASSETS - 100.0%		$14,131,229

(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $1,528,036 and the total market value of the collateral held by the Fund was $1,607,833. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $192,070.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 15.6%
AGL Energy Ltd.	23,152	$253,124
ALS Ltd.(a)	28,633	125,829
Amcor Ltd.	55,223	613,704
AMP Ltd.	108,952	490,385
Arrium Ltd.	348,689	61,350
ASX Ltd.	11,086	333,314
Aurizon Holdings Ltd.	73,086	276,322
Australia & New Zealand Banking Group Ltd.	165,402	4,343,597
Automotive Holdings Group Ltd.	21,119	65,847
Bank of Queensland Ltd.	24,889	248,081
BC Iron Ltd.(a)	43,938	19,057
Bendigo & Adelaide Bank Ltd.	40,566	425,256
BHP Billiton Ltd.	163,075	3,919,498
Brambles Ltd.	39,597	344,457
Brickworks Ltd.	16,722	165,719
Cabcharge Australia Ltd.(a)	35,380	132,316
Cardno Ltd.(a)	18,428	51,575
Coca-Cola Amatil Ltd.	76,391	582,636
Cochlear Ltd.(a)	3,549	225,666
Commonwealth Bank of Australia	98,097	6,875,784
DuluxGroup Ltd.	31,326	148,687
ERM Power Ltd.	61,654	106,964
Fairfax Media Ltd.	173,812	124,459
Flight Centre Travel Group Ltd.(a)	4,959	132,378
Fortescue Metals Group Ltd.(a)	220,872	495,257
Goodman Fielder Ltd.	146,085	76,511
GrainCorp Ltd. Class A	28,157	190,099
GUD Holdings Ltd.	23,802	141,023
Harvey Norman Holdings Ltd.	30,642	84,255
Insurance Australia Group Ltd.	145,591	744,652
IOOF Holdings Ltd.	17,234	125,521
JB Hi-Fi Ltd.(a)	8,108	104,770
Leighton Holdings Ltd.	19,996	368,184
Lend Lease Group	21,894	293,838
Macquarie Group Ltd.	12,523	597,367
McMillan Shakespeare Ltd.	8,168	70,319
Metcash Ltd.(a)	150,872	229,030
Mineral Resources Ltd.(a)	19,166	118,888
MMA Offshore Ltd.	89,522	90,843
MMG Ltd.(a)	356,000	110,176
Mount Gibson Iron Ltd.	224,069	44,925
National Australia Bank Ltd.	142,799	3,926,481
New Hope Corp., Ltd.	97,763	197,611
Northern Star Resources Ltd.	60,091	73,271
Orica Ltd.	26,222	406,644
Origin Energy Ltd.	36,165	345,381
Pacific Brands Ltd.	227,764	100,651
Platinum Asset Management Ltd.	22,047	130,625
Primary Health Care Ltd.	43,483	167,602
Prime Media Group Ltd.	54,953	40,923
Programmed Maintenance Services Ltd.	22,987	48,345
QBE Insurance Group Ltd.	40,729	373,636
Regis Resources Ltd.(a)	103,761	163,882
Reject Shop Ltd. (The)	10,606	53,378
Rio Tinto Ltd.	23,479	1,114,414
SAI Global Ltd.	43,821	143,444
Seven Group Holdings Ltd.	28,278	134,682
Seven West Media Ltd.	60,164	66,468
Skilled Group Ltd.	47,543	57,971
Sonic Healthcare Ltd.	18,027	272,919
Southern Cross Media Group Ltd.	146,736	135,092
Suncorp Group Ltd.	59,423	683,721
Super Retail Group Ltd.(a)	22,071	129,142
Tabcorp Holdings Ltd.	83,794	284,577
Tatts Group Ltd.	134,094	379,686
Telstra Corp., Ltd.	995,487	4,863,501
Toll Holdings Ltd.(a)	65,465	315,547
UXC Ltd.	67,613	40,945
Wesfarmers Ltd.	70,858	2,419,203
Westpac Banking Corp.(a)	195,188	5,296,717
Woodside Petroleum Ltd.	49,435	1,537,700
Woolworths Ltd.	62,984	1,581,338
WorleyParsons Ltd.	19,010	156,813

Total Australia		49,593,973

Austria - 0.3%
EVN AG	14,790	178,967
Oesterreichische Post AG	3,755	183,476
OMV AG	12,707	338,428
UNIQA Insurance Group AG	10,730	100,975
Verbund AG(a)	6,688	123,780

Total Austria		925,626

Belgium - 0.5%
Ageas	6,407	228,746
Belgacom S.A.(a)	26,644	970,441
Cofinimmo S.A.	424	49,239
Elia System Operator S.A./N.V.	2,886	134,485
EVS Broadcast Equipment S.A.	1,672	60,464
N.V. Bekaert S.A.	2,365	75,393

Total Belgium		1,518,768

China - 4.9%
BOC Hong Kong Holdings Ltd.(a)	349,547	1,169,687
China Merchants Holdings International Co., Ltd.(a)	74,670	251,312
China Mobile Ltd.	880,000	10,269,702
China Resources Power Holdings Co., Ltd.	184,000	474,542
CNOOC Ltd.	1,872,000	2,520,188
Dah Chong Hong Holdings Ltd.(a)	213,000	115,085
Franshion Properties China Ltd.	304,000	87,027
Poly Property Group Co., Ltd.(a)	299,000	122,995
Shanghai Industrial Holdings Ltd.	45,000	134,916
Shenzhen Investment Ltd.	336,000	96,621
Sino-Ocean Land Holdings Ltd.	280,000	159,229
Yuexiu Property Co., Ltd.	854,000	164,086

Total China		15,565,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2014

Investments	Shares	Value
Denmark - 0.3%
TDC A/S	96,605	$741,443
Tryg A/S	3,099	346,977

Total Denmark		1,088,420

Finland - 1.6%
Elisa Oyj	14,676	401,524
Fortum Oyj	53,589	1,165,272
Kemira Oyj	9,121	109,100
Kesko Oyj Class B	4,541	165,834
Kone Oyj Class B(a)	15,049	688,704
Metso Oyj	7,029	211,445
Neste Oil Oyj(a)	8,351	202,709
Orion Oyj Class B	7,526	234,683
Sampo Oyj Class A	19,786	929,431
Stockmann Oyj Abp Class B	4,048	31,153
Stora Enso Oyj Class R	25,718	231,378
Tikkurila Oyj	9,198	161,274
UPM-Kymmene Oyj	36,313	598,470

Total Finland		5,130,977

France - 10.2%
AXA S.A.	72,907	1,694,287
BNP Paribas S.A.	28,283	1,685,867
Bourbon S.A.(a)	1,811	42,075
Bouygues S.A.	16,045	582,069
Casino Guichard Perrachon S.A.	4,333	400,891
Cie de Saint-Gobain	20,460	872,211
CNP Assurances	32,851	585,339
Edenred	4,751	131,967
Electricite de France S.A.	81,270	2,244,628
Euler Hermes Group(a)	1,997	206,947
Eutelsat Communications S.A.	7,246	234,939
GDF Suez	170,155	4,000,561
Klepierre	9,627	416,224
Lagardere SCA	1,473	38,500
Metropole Television S.A.	8,902	167,772
Neopost S.A.(a)	1,665	94,985
Nexity S.A.	3,902	148,188
Orange S.A.	164,605	2,818,402
Rallye S.A.	5,941	209,197
Rexel S.A.	10,972	197,159
Sanofi	44,582	4,081,589
SCOR SE	3,594	109,571
Societe Television Francaise 1	11,046	170,018
Suez Environnement Co.	33,348	582,492
Total S.A.	123,829	6,371,167
Unibail-Rodamco SE	3,352	863,338
Veolia Environnement S.A.	18,165	324,323
Vinci S.A.	24,886	1,370,457
Vivendi S.A.*	62,329	1,560,465

Total France		32,205,628

Germany - 7.6%
Allianz SE Registered Shares	12,640	2,100,773
Axel Springer SE(a)	4,332	262,516
BASF SE	30,450	2,574,800
Comdirect Bank AG	10,857	109,186
Daimler AG Registered Shares	44,522	3,715,680
Deutsche Boerse AG	6,493	465,283
Deutsche Post AG Registered Shares	41,479	1,357,434
Deutsche Telekom AG Registered Shares	207,525	3,327,283
Drillisch AG(a)	7,299	261,255
E.ON SE	66,443	1,141,269
Evonik Industries AG	15,458	507,372
Freenet AG	10,458	299,853
Hannover Rueck SE	5,687	515,910
Hugo Boss AG	2,853	351,096
MAN SE	3,120	347,937
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	6,564	1,316,514
ProSiebenSat.1 Media AG Registered Shares	5,768	243,098
RWE AG	10,806	335,394
Siemens AG Registered Shares	30,664	3,478,592
Suedzucker AG(a)	15,570	225,426
Talanx AG	10,616	324,616
Telefonica Deutschland Holding AG*	151,182	807,488

Total Germany		24,068,775

Hong Kong - 1.7%
Bank of East Asia Ltd.	40,200	161,995
China Power International Development Ltd.(a)	483,000	244,775
CLP Holdings Ltd.	121,500	1,053,647
Hang Seng Bank Ltd.	74,318	1,238,178
Hopewell Holdings Ltd.	52,000	190,100
New World Development Co., Ltd.	244,666	281,427
PCCW Ltd.	344,380	235,364
Power Assets Holdings Ltd.	87,018	844,388
Sino Land Co., Ltd.	196,000	316,437
SJM Holdings Ltd.	275,000	438,306
Television Broadcasts Ltd.(a)	31,700	184,563
Wheelock & Co., Ltd.	45,000	210,062

Total Hong Kong		5,399,242

Ireland - 0.0%
Dragon Oil PLC	17,784	145,816

Israel - 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	447,062	798,438
Delek Automotive Systems Ltd.	19,124	171,020
Gazit-Globe Ltd.	11,363	134,845
Harel Insurance Investments & Financial Services Ltd.	23,836	108,539
Israel Chemicals Ltd.	27,693	201,251
Migdal Insurance & Financial Holding Ltd.	130,204	155,885
Phoenix Holdings Ltd. (The)	7,624	20,258
Shufersal Ltd.	37,937	81,100

Total Israel		1,671,336

Italy - 2.8%
ACEA SpA	15,847	171,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2014

Investments	Shares	Value
Atlantia SpA	38,764	$906,700
Banca Generali SpA	5,411	150,922
Enel SpA	354,045	1,583,412
Eni SpA	180,196	3,163,850
ERG SpA	13,629	152,631
Hera SpA	82,594	194,389
MARR SpA	5,274	93,940
Mediolanum SpA(a)	15,490	99,154
Snam SpA	221,217	1,097,503
Societa Iniziative Autostradali e Servizi SpA	33,588	324,536
Telecom Italia SpA RSP	382,923	321,337
Terna Rete Elettrica Nazionale SpA	110,572	503,079
Unipol Gruppo Finanziario SpA	22,508	112,212

Total Italy		8,875,096

Japan - 5.5%
Adastria Holdings Co., Ltd.(a)	4,700	123,875
Aozora Bank Ltd.(a)	62,000	193,402
Asahi Holdings, Inc.	3,100	48,144
Canon Electronics, Inc.(a)	8,500	135,197
Canon, Inc.(a)	50,000	1,601,610
Chugoku Electric Power Co., Inc. (The)(a)	16,100	212,169
Dai Nippon Printing Co., Ltd.	28,000	254,556
Daihatsu Motor Co., Ltd.(a)	13,700	180,427
Daiichi Sankyo Co., Ltd.(a)	20,900	294,251
Daito Trust Construction Co., Ltd.	2,200	251,387
Daiwa Securities Group, Inc.(a)	40,000	316,143
Dynam Japan Holdings Co., Ltd.	26,000	51,163
Eisai Co., Ltd.(a)	9,700	377,984
Endo Lighting Corp.(a)	3,800	41,773
Fields Corp.	4,500	56,224
Foster Electric Co., Ltd.(a)	4,600	81,568
Geo Holdings Corp.(a)	15,800	127,170
Hakuto Co., Ltd.	10,100	100,499
Hokuriku Electric Power Co.(a)	12,600	161,842
ITOCHU Corp.(a)	60,000	646,566
Japan Airlines Co., Ltd.	12,100	363,318
Kohnan Shoji Co., Ltd.(a)	15,700	177,434
Marubeni Corp.	64,200	388,054
Matsui Securities Co., Ltd.(a)	8,200	72,018
Mitsubishi Corp.	55,100	1,018,864
Mitsui & Co., Ltd.(a)	68,000	919,655
Mizuho Financial Group, Inc.	508,200	858,338
Nippon Electric Glass Co., Ltd.	16,000	72,730
Nippon Telegraph & Telephone Corp.	39,400	2,041,064
Nissan Motor Co., Ltd.(a)	138,400	1,220,141
NTT DOCOMO, Inc.(a)	171,700	2,531,929
Onward Holdings Co., Ltd.(a)	14,000	84,541
Sankyo Co., Ltd.(a)	4,700	162,684
Sekisui House Ltd.(a)	20,200	267,379
Sumitomo Corp.(a)	45,000	466,158
Takeda Pharmaceutical Co., Ltd.	28,400	1,183,540
Tama Home Co., Ltd.(a)	15,100	74,307
TonenGeneral Sekiyu K.K.(a)	19,000	163,068
UNY Group Holdings Co., Ltd.	19,300	98,677

Total Japan		17,419,849

Netherlands - 1.7%
Aegon N.V.	46,438	351,708
Boskalis Westminster N.V.	5,506	302,812
Delta Lloyd N.V.	11,355	249,864
Fugro N.V. CVA(a)	2,978	62,197
Koninklijke Ahold N.V.	31,073	554,786
Koninklijke Philips N.V.	26,989	788,692
Reed Elsevier N.V.	28,099	674,584
Unilever N.V. CVA	50,735	2,003,831
Wolters Kluwer N.V.	12,173	373,404

Total Netherlands		5,361,878

New Zealand - 0.8%
Auckland International Airport Ltd.	65,754	217,394
Contact Energy Ltd.	42,055	209,712
Fisher & Paykel Healthcare Corp., Ltd.	46,283	226,092
Fletcher Building Ltd.	28,373	184,064
Infratil Ltd.	61,190	143,478
Mighty River Power Ltd.	128,794	299,983
New Zealand Oil & Gas Ltd.	162,927	80,226
Sky Network Television Ltd.	36,274	171,245
SKYCITY Entertainment Group Ltd.	43,148	130,851
Spark New Zealand Ltd.	220,527	536,913
Trade Me Group Ltd.(a)	33,663	96,035
Vector Ltd.	112,993	246,400

Total New Zealand		2,542,393

Norway - 2.0%
Akastor ASA(a)	12,894	37,147
Aker ASA Class A	6,423	140,924
Austevoll Seafood ASA	35,172	218,138
Gjensidige Forsikring ASA	29,432	478,917
Marine Harvest ASA(a)	32,905	451,604
Orkla ASA	50,857	346,958
Statoil ASA	153,213	2,681,082
Telenor ASA	69,510	1,404,561
TGS Nopec Geophysical Co. ASA(a)	3,634	78,374
Yara International ASA	12,611	561,457

Total Norway		6,399,162

Portugal - 0.4%
EDP-Energias de Portugal S.A.	245,984	957,847
Portucel S.A.	66,293	247,472

Total Portugal		1,205,319

Singapore - 2.7%
Asian Pay Television Trust	381,000	247,272
CSE Global Ltd.	248,000	113,229
DBS Group Holdings Ltd.	42,000	652,932
Hutchison Port Holdings Trust(a)	697,323	481,153
Keppel Corp., Ltd.(a)	85,000	567,693
Keppel Land Ltd.(a)	40,000	103,237
M1 Ltd.	40,000	108,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2014

Investments	Shares	Value
OUE Ltd.	120,000	$184,741
Oversea-Chinese Banking Corp., Ltd.	91,249	720,296
SATS Ltd.(a)	88,000	202,551
Sembcorp Industries Ltd.	64,000	214,927
Sembcorp Marine Ltd.(a)	126,000	309,984
SIA Engineering Co., Ltd.(a)	64,000	203,819
Singapore Exchange Ltd.	39,000	229,862
Singapore Post Ltd.(a)	264,000	382,522
Singapore Press Holdings Ltd.(a)	100,000	317,712
Singapore Technologies Engineering Ltd.	151,000	387,442
Singapore Telecommunications Ltd.	684,000	2,013,131
StarHub Ltd.	98,000	306,920
Tat Hong Holdings Ltd.	213,000	120,557
United Engineers Ltd.	24,000	52,887
United Overseas Bank Ltd.	20,000	370,236
Venture Corp., Ltd.	43,000	255,385
Wing Tai Holdings Ltd.(a)	52,000	64,161

Total Singapore		8,611,622

Spain - 6.7%
Abertis Infraestructuras S.A.	44,332	881,370
ACS Actividades de Construccion y Servicios S.A.	17,901	627,522
Banco Bilbao Vizcaya Argentaria S.A.	252,315	2,397,935
Banco Santander S.A.	837,948	7,093,658
Bolsas y Mercados Espanoles S.A.(a)	7,522	292,538
CaixaBank S.A.	248,682	1,312,302
Enagas S.A.	12,744	403,796
Endesa S.A.	31,107	622,959
Gas Natural SDG S.A.	52,774	1,328,910
Iberdrola S.A.	244,349	1,654,892
Mapfre S.A.	99,126	337,412
Red Electrica Corp. S.A.(a)	6,492	575,112
Repsol S.A.(a)	25,209	474,187
Tecnicas Reunidas S.A.	2,535	111,319
Telefonica S.A.	221,723	3,198,088

Total Spain		21,312,000

Sweden - 3.6%
Atlas Copco AB Class B	11,691	300,031
Axfood AB(a)	4,556	271,500
Bilia AB Class A	5,363	162,707
Castellum AB	15,741	245,518
Electrolux AB Series B	9,378	274,095
Fabege AB	22,125	284,326
Hennes & Mauritz AB Class B	58,782	2,444,917
ICA Gruppen AB(a)	4,602	179,771
Mekonomen AB	4,690	122,219
Modern Times Group MTG AB Class B	2,590	82,316
Nordea Bank AB	119,995	1,393,357
Peab AB	41,970	294,606
Sandvik AB(a)	44,326	432,601
Securitas AB Class B	17,765	214,340
Skanska AB Class B	20,222	433,721
SKF AB Class B	11,865	249,933
Swedbank AB Class A	45,552	1,137,600
Telefonaktiebolaget LM Ericsson Class B	113,084	1,362,945
TeliaSonera AB	244,203	1,572,233

Total Sweden		11,458,736

Switzerland - 5.7%
ABB Ltd. Registered Shares*	75,115	1,598,079
Baloise Holding AG Registered Shares	2,578	331,574
BKW AG	2,349	69,620
Givaudan S.A. Registered Shares*	179	322,998
Kuehne + Nagel International AG Registered Shares	4,817	655,905
Novartis AG Registered Shares	88,159	8,193,513
STMicroelectronics N.V.	35,912	269,206
Swiss Re AG*	27,437	2,309,772
Swisscom AG Registered Shares	2,523	1,326,692
Transocean Ltd.(a)	23,427	432,868
Zurich Insurance Group AG*	7,720	2,421,702

Total Switzerland		17,931,929

United Kingdom - 24.5%
Aberdeen Asset Management PLC	31,340	211,203
Admiral Group PLC	9,750	200,980
Amec Foster Wheeler PLC	10,381	138,071
Amlin PLC	34,953	260,621
Anglo American PLC	55,253	1,034,270
Antofagasta PLC	77,253	906,437
Ashmore Group PLC(a)	28,227	123,236
AstraZeneca PLC	60,494	4,296,987
Aviva PLC	130,460	985,569
BAE Systems PLC	172,407	1,268,857
BBA Aviation PLC	28,387	159,345
Berendsen PLC	12,744	218,582
Berkeley Group Holdings PLC	7,394	285,922
BHP Billiton PLC	87,385	1,891,901
BP PLC	1,025,782	6,573,742
British American Tobacco PLC	84,946	4,635,822
British Land Co. PLC (The)	25,007	302,969
Cable & Wireless Communications PLC	206,968	160,196
Carillion PLC(a)	36,429	190,741
Centrica PLC	308,629	1,342,631
Cobham PLC	25,517	128,871
Dairy Crest Group PLC	12,194	94,877
De La Rue PLC	10,259	83,261
Debenhams PLC	106,386	124,826
Devro PLC	22,473	106,875
Direct Line Insurance Group PLC	28,793	130,781
Electrocomponents PLC	33,014	110,676
Evraz PLC	64,725	155,925
G4S PLC	61,196	265,172
GlaxoSmithKline PLC	265,713	5,700,947
Greene King PLC	13,763	159,877
Halfords Group PLC	27,402	200,644
Hargreaves Services PLC	5,815	58,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2014

Investments	Shares	Value
HSBC Holdings PLC	749,087	$7,108,532
ICAP PLC	42,078	296,820
IG Group Holdings PLC	16,096	180,452
Imperial Tobacco Group PLC	46,861	2,072,209
Inmarsat PLC	19,209	239,463
Interserve PLC	18,619	161,852
Intu Properties PLC	22,425	116,787
Investec PLC	40,962	345,856
J Sainsbury PLC(a)	116,405	447,772
Kier Group PLC	8,092	188,126
Ladbrokes PLC	68,033	117,219
Laird PLC	41,689	202,161
Legal & General Group PLC	234,590	909,340
Marks & Spencer Group PLC	65,904	492,019
Marston’s PLC	38,804	86,885
Melrose Industries PLC	32,416	134,853
Micro Focus International PLC	15,327	258,112
N Brown Group PLC(a)	12,138	72,563
National Grid PLC	204,079	2,921,488
Old Mutual PLC	163,911	486,877
Pearson PLC	38,065	706,299
Pennon Group PLC	19,660	281,871
Persimmon PLC*	18,221	448,327
Premier Farnell PLC	42,005	115,273
Rexam PLC	27,534	194,827
Rio Tinto PLC	61,311	2,867,975
Royal Dutch Shell PLC Class A	172,945	5,807,225
Sage Group PLC (The)	54,370	394,804
Segro PLC	43,398	250,576
Severn Trent PLC	11,765	367,992
Sky PLC	56,032	785,437
Smiths Group PLC	12,318	210,891
SSE PLC	56,518	1,429,399
Standard Chartered PLC	77,559	1,164,593
Standard Life PLC	81,045	505,604
TalkTalk Telecom Group PLC(a)	36,935	175,134
Tate & Lyle PLC	25,818	242,748
Tesco PLC	460,333	1,356,593
Unilever PLC	46,124	1,890,027
United Utilities Group PLC	36,691	524,048
Vedanta Resources PLC	14,267	127,802
Vodafone Group PLC	2,198,758	7,633,362
William Hill PLC	31,084	175,695
WM Morrison Supermarkets PLC(a)	207,616	596,302

Total United Kingdom		77,601,486

TOTAL COMMON STOCKS (Cost: $304,644,370)		316,033,421

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/14/15*(a)	25,209	13,940
Banco Bilbao Vizcaya Argentaria S.A., expiring 1/13/15*(a)	252,315	24,120

TOTAL RIGHTS (Cost: $39,346)		38,060

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $200,439)	4,171	194,911

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.9%

United States - 6.9%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $21,819,049)(d)	21,819,049	21,819,049

TOTAL INVESTMENTS IN SECURITIES - 106.6% (Cost: $326,703,204)		338,085,441
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.6)%		(20,926,698)

NET ASSETS - 100.0%		$317,158,743

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $21,199,394 and the total market value of the collateral held by the Fund was $22,382,271. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $563,222.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 11.0%
Adelaide Brighton Ltd.	104,812	$306,209
AGL Energy Ltd.	43,739	478,205
Amcor Ltd.	54,368	604,202
AMP Ltd.	190,860	859,047
ASX Ltd.	22,372	672,641
Aurizon Holdings Ltd.	128,608	486,238
Australia & New Zealand Banking Group Ltd.	217,562	5,713,364
Bank of Queensland Ltd.	43,614	434,723
Bendigo & Adelaide Bank Ltd.	47,657	499,591
BHP Billiton Ltd.	182,385	4,383,613
Boral Ltd.	44,937	194,903
Brambles Ltd.	55,436	482,241
Brickworks Ltd.	25,791	255,594
Cabcharge Australia Ltd.(a)	70,385	263,230
Caltex Australia Ltd.	14,582	408,234
Cardno Ltd.(a)	42,187	118,071
Coca-Cola Amatil Ltd.	44,762	341,401
Cochlear Ltd.(a)	5,249	333,762
Commonwealth Bank of Australia	118,802	8,327,032
Computershare Ltd.	31,914	308,179
Crown Resorts Ltd.	30,435	316,063
CSL Ltd.	8,724	618,833
CSR Ltd.	72,934	232,774
Echo Entertainment Group Ltd.	85,466	265,077
ERM Power Ltd.	116,888	202,789
Flight Centre Travel Group Ltd.(a)	8,721	232,803
Fortescue Metals Group Ltd.(a)	151,657	340,057
GrainCorp Ltd. Class A	38,202	257,917
Incitec Pivot Ltd.	152,009	396,825
Insurance Australia Group Ltd.	220,033	1,125,400
IOOF Holdings Ltd.	49,547	360,866
JB Hi-Fi Ltd.(a)	15,806	204,241
Lend Lease Group	39,645	532,073
Macquarie Group Ltd.	18,944	903,660
McMillan Shakespeare Ltd.(a)	16,560	142,566
Metcash Ltd.(a)	203,486	308,900
Mineral Resources Ltd.(a)	36,180	224,428
MMG Ltd.(a)	560,000	173,311
Monadelphous Group Ltd.(a)	22,404	172,159
National Australia Bank Ltd.	205,379	5,647,216
Navitas Ltd.	48,263	200,640
Pacific Brands Ltd.(a)	436,472	192,881
Perpetual Ltd.	8,228	311,756
Platinum Asset Management Ltd.	77,926	461,700
Primary Health Care Ltd.	74,629	287,652
QBE Insurance Group Ltd.	22,752	208,720
Ramsay Health Care Ltd.	11,041	515,921
Santos Ltd.	46,907	316,687
Sonic Healthcare Ltd.	24,577	372,083
Southern Cross Media Group Ltd.(a)	272,766	251,120
Suncorp Group Ltd.	93,362	1,074,223
Super Retail Group Ltd.(a)	33,667	196,992
Tabcorp Holdings Ltd.	120,485	409,185
Tatts Group Ltd.	193,013	546,515
Telstra Corp., Ltd.	1,109,673	5,421,363
Toll Holdings Ltd.	107,244	516,925
Wesfarmers Ltd.	79,751	2,722,824
Westpac Banking Corp.	256,324	6,955,733
Woodside Petroleum Ltd.	60,013	1,866,733
Woolworths Ltd.	79,656	1,999,922

Total Australia		62,958,013

Austria - 0.5%
Andritz AG	4,130	228,336
EVN AG	16,698	202,054
Oesterreichische Post AG	7,039	343,938
OMV AG	17,078	454,842
Raiffeisen Bank International AG	11,604	176,009
S IMMO AG*	13,780	102,882
UNIQA Insurance Group AG	13,494	126,986
Verbund AG(a)	19,912	368,526
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,123	274,731
Voestalpine AG	7,788	309,056

Total Austria		2,587,360

Belgium - 1.5%
Ageas	14,312	510,975
Anheuser-Busch InBev N.V.	43,152	4,901,002
Belgacom S.A.(a)	30,662	1,116,787
D’ieteren S.A./N.V.	3,730	132,223
Delhaize Group S.A.	4,259	311,432
Elia System Operator S.A./N.V.	7,523	350,565
Melexis N.V.	741	33,624
N.V. Bekaert S.A.	7,006	223,343
Solvay S.A.	2,944	400,412
UCB S.A.	6,912	528,596
Umicore S.A.	6,309	254,257

Total Belgium		8,763,216

China - 3.5%
BOC Hong Kong Holdings Ltd.	518,944	1,736,539
China Merchants Holdings International Co., Ltd.	96,294	324,090
China Mobile Ltd.	952,481	11,115,564
China Overseas Land & Investment Ltd.	201,175	597,959
China Resources Enterprise Ltd.	59,812	125,257
China Resources Power Holdings Co., Ltd.	166,000	428,119
China Unicom Hong Kong Ltd.	433,588	581,483
CNOOC Ltd.	2,071,700	2,789,035
Dah Chong Hong Holdings Ltd.(a)	282,000	152,367
Fosun International Ltd.	233,500	305,920
Lenovo Group Ltd.(a)	275,003	361,713
Poly Property Group Co., Ltd.	642,000	264,090
Shenzhen Investment Ltd.	728,000	209,345
Sino-Ocean Land Holdings Ltd.	542,500	308,507
Sun Art Retail Group Ltd.(a)	315,500	313,675
Yuexiu Property Co., Ltd.	1,408,000	270,530

Total China		19,884,193

Denmark - 1.0%
Carlsberg A/S Class B	3,189	248,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2014

Investments	Shares	Value
Chr Hansen Holding A/S	8,428	$375,673
Coloplast A/S Class B(a)	6,248	526,949
D/S Norden A/S(a)	7,349	156,922
H. Lundbeck A/S	9,788	195,323
IC Group A/S	2,964	68,395
Novo Nordisk A/S Class B	62,078	2,625,863
Novozymes A/S Class B	6,381	269,394
Pandora A/S	3,472	284,643
TDC A/S	73,498	564,097
Tryg A/S	5,060	566,539

Total Denmark		5,881,922

Finland - 1.1%
Elisa Oyj	13,514	369,733
Fortum Oyj	58,043	1,262,122
Kone Oyj Class B(a)	16,748	766,457
Konecranes Oyj	9,036	260,448
Lassila & Tikanoja Oyj	9,541	174,793
Metso Oyj	7,851	236,172
Neste Oil Oyj(a)	20,338	493,677
Orion Oyj Class B	11,023	343,730
Sampo Oyj Class A	22,599	1,061,569
Stockmann Oyj Abp Class B	7,640	58,797
Stora Enso Oyj Class R	35,756	321,687
UPM-Kymmene Oyj	39,091	644,254
Wartsila Oyj Abp	5,729	257,122

Total Finland		6,250,561

France - 10.0%
Accor S.A.	9,618	434,573
Aeroports de Paris	3,458	419,481
Air Liquide S.A.	9,149	1,138,627
Airbus Group N.V.	11,469	573,858
Arkema S.A.	3,105	206,909
AXA S.A.	115,407	2,681,945
BioMerieux(a)	589	61,109
BNP Paribas S.A.	39,135	2,332,723
Bourbon S.A.(a)	1,227	28,507
Bouygues S.A.	17,638	639,859
Bureau Veritas S.A.	10,152	224,928
Cap Gemini S.A.	5,745	413,489
Carrefour S.A.	23,234	711,292
Casino Guichard Perrachon S.A.	4,839	447,706
Christian Dior S.A.	3,582	619,386
Cie de Saint-Gobain	20,813	887,260
Cie Generale des Etablissements Michelin	5,731	521,982
CNP Assurances	35,960	640,735
Danone S.A.	17,212	1,134,051
Edenred	10,884	302,322
Eiffage S.A.	3,401	173,340
Electricite de France S.A.	93,362	2,578,602
Essilor International S.A.	2,811	315,246
Euler Hermes Group(a)	2,598	269,227
Eutelsat Communications S.A.	9,781	317,132
GDF Suez	191,112	4,493,287
Hermes International	6	2,140
Imerys S.A.	3,382	249,677
Ipsen S.A.	2,778	144,545
IPSOS	4,383	125,776
Kering	3,049	588,466
Klepierre	11,502	497,290
Korian-Medica	1,722	62,928
L’Oreal S.A.	11,353	1,913,662
Lafarge S.A.	4,016	282,243
Legrand S.A.	4,843	255,186
LVMH Moet Hennessy Louis Vuitton S.A.	12,644	2,023,408
Metropole Television S.A.	14,484	272,973
Natixis	129,059	856,581
Neopost S.A.(a)	3,336	190,312
Nexity S.A.	5,174	196,495
Orange S.A.	187,965	3,218,376
Orpea	905	56,814
Pernod Ricard S.A.	5,194	579,854
Publicis Groupe S.A.	5,290	381,766
Rallye S.A.	6,909	243,283
Remy Cointreau S.A.	2,146	143,757
Renault S.A.	10,172	745,041
Rexel S.A.	16,126	289,772
Safran S.A.	8,745	542,322
Sanofi	50,819	4,652,601
Schneider Electric SE	19,926	1,461,396
SCOR SE	14,161	431,729
Societe Generale S.A.	21,506	910,557
Societe Television Francaise 1	22,536	346,870
Sodexo S.A.	4,545	446,959
Suez Environnement Co.	23,757	414,965
Technip S.A.	4,436	265,249
Thales S.A.	7,592	413,356
Total S.A.	122,117	6,283,083
Unibail-Rodamco SE	4,188	1,078,658
Valeo S.A.	3,451	432,621
Vallourec S.A.(a)	134	3,689
Vinci S.A.	25,545	1,406,747
Vivendi S.A.*	78,621	1,968,351

Total France		56,947,074

Germany - 7.5%
adidas AG	4,765	332,231
Allianz SE Registered Shares	20,614	3,426,055
BASF SE	31,176	2,636,190
Bayer AG Registered Shares	18,975	2,594,559
Bayerische Motoren Werke AG	22,421	2,435,508
Beiersdorf AG	4,840	394,855
Bilfinger SE(a)	4,284	240,298
Brenntag AG	4,824	271,492
Celesio AG	5,608	181,321
Continental AG	4,748	1,008,591
CropEnergies AG(a)	42,580	150,450
Daimler AG Registered Shares	42,028	3,507,538
Deutsche Bank AG Registered Shares	11,232	339,578
Deutsche Boerse AG	8,785	629,526
Deutsche Lufthansa AG Registered Shares	12,809	214,359
Deutsche Post AG Registered Shares	39,382	1,288,808
Deutsche Telekom AG Registered Shares	200,254	3,210,705
E.ON SE	66,204	1,137,164
Evonik Industries AG	20,972	688,356
Fielmann AG	6,050	413,991
Fraport AG Frankfurt Airport Services Worldwide(a)	3,480	202,295
Freenet AG	16,021	459,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2014

Investments	Shares	Value
Fresenius Medical Care AG & Co. KGaA	4,790	$358,491
Fresenius SE & Co. KGaA	7,687	401,459
GEA Group AG	6,612	292,831
Hannover Rueck SE	5,719	518,813
Henkel AG & Co. KGaA	5,233	509,362
Hugo Boss AG	3,883	477,850
Infineon Technologies AG	21,098	225,810
Linde AG	3,702	690,755
MAN SE	3,460	385,853
Merck KGaA	8,196	777,736
MTU Aero Engines AG	2,301	200,917
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	8,084	1,621,374
ProSiebenSat.1 Media AG Registered Shares	11,722	494,036
RWE AG	14,894	462,277
SAP SE	24,426	1,721,972
Siemens AG Registered Shares	31,930	3,622,210
Software AG(a)	4,272	104,421
Symrise AG	5,955	361,229
Talanx AG	12,831	392,346
Telefonica Deutschland Holding AG*	189,482	1,012,054
United Internet AG Registered Shares	4,468	202,663
Volkswagen AG	6,869	1,496,961
VTG AG(a)	9,878	219,335
Wacker Chemie AG(a)	1,527	168,237
Wincor Nixdorf AG	3,666	178,373
Wirecard AG	1,460	64,404

Total Germany		42,724,995

Hong Kong - 2.6%
AIA Group Ltd.	141,565	787,704
Bank of East Asia Ltd.	108,658	437,863
Cathay Pacific Airways Ltd.	86,000	187,418
Cheung Kong Holdings Ltd.	62,000	1,041,748
China Power International Development Ltd.(a)	651,000	329,914
CLP Holdings Ltd.	108,500	940,911
Dah Sing Banking Group Ltd.	97,600	156,566
Dah Sing Financial Holdings Ltd.	34,800	203,060
Hang Lung Properties Ltd.	173,000	485,213
Hang Seng Bank Ltd.	85,000	1,416,146
Henderson Land Development Co., Ltd.	64,450	451,283
Hong Kong & China Gas Co., Ltd.	224,168	513,385
Hong Kong Exchanges and Clearing Ltd.	29,700	657,587
Hutchison Whampoa Ltd.	123,000	1,415,598
Hysan Development Co., Ltd.	72,000	321,708
MTR Corp., Ltd.	207,500	850,887
PCCW Ltd.	485,088	331,530
Power Assets Holdings Ltd.	91,500	887,880
Sino Land Co., Ltd.	272,400	439,783
SJM Holdings Ltd.	321,760	512,834
Sun Hung Kai Properties Ltd.	73,000	1,113,613
Swire Properties Ltd.	153,000	451,808
Television Broadcasts Ltd.	49,800	289,944
Wharf Holdings Ltd. (The)	99,000	714,907

Total Hong Kong		14,939,290

Ireland - 0.3%
C&C Group PLC	41,185	180,406
DCC PLC	7,736	428,576
Dragon Oil PLC	39,102	320,609
Kerry Group PLC Class A	4,474	308,963
Paddy Power PLC	4,329	360,972

Total Ireland		1,599,526

Israel - 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	500,755	894,332
Delek Automotive Systems Ltd.	43,902	392,602
Gazit-Globe Ltd.	43,431	515,397
Israel Chemicals Ltd.	30,707	223,154
Teva Pharmaceutical Industries Ltd.	30,632	1,747,499

Total Israel		3,772,984

Italy - 2.6%
Ansaldo STS SpA	7,162	72,191
Assicurazioni Generali SpA	40,139	825,693
Atlantia SpA	40,637	950,510
Banca Generali SpA	16,897	471,285
Davide Campari-Milano SpA	13,566	84,704
Enel Green Power SpA	88,193	185,049
Enel SpA	354,041	1,583,394
Eni SpA	230,172	4,041,320
ERG SpA	18,426	206,353
Hera SpA	116,862	275,040
Intesa Sanpaolo SpA	406,343	1,190,886
Iren SpA	117,217	128,435
Luxottica Group SpA	6,086	335,079
MARR SpA(a)	11,595	206,529
Mediolanum SpA(a)	50,123	320,846
Parmalat SpA	68,905	199,275
Pirelli & C. SpA	23,038	312,503
Recordati SpA	3,794	58,993
Reply SpA	811	59,764
Snam SpA	227,746	1,129,895
Societa Iniziative Autostradali e Servizi SpA	25,680	248,127
Telecom Italia SpA RSP	278,510	233,717
Terna Rete Elettrica Nazionale SpA	132,039	600,750
Tod’s SpA(a)	1,364	118,837
UniCredit SpA	112,444	725,896

Total Italy		14,565,071

Japan - 13.9%
Aeon Co., Ltd.(a)	25,000	253,034
Aichi Steel Corp.	62,000	219,776
Aisin Seiki Co., Ltd.	9,500	345,073
Ajinomoto Co., Inc.	18,000	336,745
Amada Co., Ltd.(a)	15,400	133,198
Aozora Bank Ltd.(a)	141,000	439,835
Asahi Group Holdings Ltd.	13,400	418,726
Asahi Holdings, Inc.	10,400	161,515

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2014

Investments	Shares	Value
Asahi Kasei Corp.	38,000	$350,382
ASKUL Corp.	2,300	41,264
Astellas Pharma, Inc.	64,400	905,881
Axell Corp.	10,600	133,058
Azbil Corp.	7,500	174,528
Belluna Co., Ltd.	32,900	138,575
Bridgestone Corp.	15,900	556,855
Brother Industries Ltd.	15,500	284,933
Canon, Inc.(a)	56,300	1,803,413
Central Japan Railway Co.	2,700	408,507
Chugai Pharmaceutical Co., Ltd.(a)	9,000	222,495
Chugoku Electric Power Co., Inc. (The)(a)	13,700	180,541
Dai Nippon Printing Co., Ltd.	31,000	281,830
Dai-ichi Life Insurance Co., Ltd. (The)(a)	25,033	384,384
Daido Steel Co., Ltd.	35,000	133,408
Daihatsu Motor Co., Ltd.(a)	19,600	258,129
Daiichi Sankyo Co., Ltd.(a)	28,700	404,067
Daikin Industries Ltd.(a)	4,900	319,188
Daikyo, Inc.	81,000	126,336
Daito Trust Construction Co., Ltd.	3,800	434,213
Daiwa House Industry Co., Ltd.(a)	16,000	306,001
Daiwa Securities Group, Inc.(a)	80,000	632,287
Dena Co., Ltd.(a)	9,500	114,575
Denki Kagaku Kogyo K.K.	53,000	196,272
Denso Corp.	19,300	909,826
Earth Chemical Co., Ltd.	3,700	123,904
East Japan Railway Co.	6,000	456,549
Eisai Co., Ltd.(a)	20,400	794,936
Electric Power Development Co., Ltd.(a)	5,700	193,970
FANUC Corp.	3,300	548,968
Fast Retailing Co., Ltd.(a)	1,200	440,786
Fuji Heavy Industries Ltd.	13,100	469,828
FUJIFILM Holdings Corp.	14,100	435,248
Gurunavi, Inc.	3,700	51,691
Hitachi Construction Machinery Co., Ltd.(a)	13,900	297,720
Hitachi Ltd.	82,000	616,017
Honda Motor Co., Ltd.(a)	47,200	1,388,108
Hoya Corp.	17,900	612,865
Iida Group Holdings Co., Ltd.(a)	10,400	128,205
Internet Initiative Japan, Inc.	3,300	67,929
Isuzu Motors Ltd.	20,700	255,783
ITOCHU Corp.(a)	72,200	778,034
Japan Airlines Co., Ltd.	20,300	609,533
Japan Exchange Group, Inc.(a)	6,600	156,117
Japan Tobacco, Inc.(a)	54,944	1,525,115
JFE Holdings, Inc.	21,900	492,451
JGC Corp.(a)	6,000	124,709
Kajima Corp.(a)	49,000	203,937
Kao Corp.	7,200	285,670
Kawasaki Heavy Industries Ltd.(a)	50,000	230,618
KDDI Corp.	19,702	1,254,966
Kikkoman Corp.(a)	12,000	296,860
Kirin Holdings Co., Ltd.(a)	28,200	352,103
Kobe Steel Ltd.(a)	206,000	359,098
Kokuyo Co., Ltd.	25,700	193,347
Komatsu Ltd.(a)	29,500	660,394
Kubota Corp.	29,000	425,948
Kyocera Corp.	7,900	366,090
Kyoei Steel Ltd.(a)	9,000	156,737
KYORIN Holdings, Inc.	6,100	113,814
LIXIL Group Corp.(a)	9,100	193,848
Makita Corp.	6,000	274,240
Marubeni Corp.	84,000	507,734
Marui Group Co., Ltd.(a)	21,400	195,268
Matsui Securities Co., Ltd.(a)	26,200	230,106
Medipal Holdings Corp.	19,200	224,997
Misawa Homes Co., Ltd.(a)	16,500	141,474
Mitsubishi Chemical Holdings Corp.	78,100	383,351
Mitsubishi Corp.	63,000	1,164,944
Mitsubishi Electric Corp.	34,000	410,059
Mitsubishi Estate Co., Ltd.(a)	14,000	298,403
Mitsubishi Gas Chemical Co., Inc.(a)	31,000	156,946
Mitsubishi Heavy Industries Ltd.	62,000	346,366
Mitsubishi Materials Corp.(a)	87,000	291,705
Mitsubishi Motors Corp.(a)	24,100	223,120
Mitsubishi Tanabe Pharma Corp.	17,400	256,875
Mitsubishi UFJ Financial Group, Inc.	408,700	2,265,158
Mitsui & Co., Ltd.(a)	81,000	1,095,471
Mitsui Fudosan Co., Ltd.	9,000	244,339
Mitsui Mining & Smelting Co., Ltd.	82,000	200,392
Mitsui OSK Lines Ltd.(a)	55,000	164,686
Mizuho Financial Group, Inc.	779,400	1,316,389
Monex Group, Inc.(a)	46,200	111,362
MS&AD Insurance Group Holdings, Inc.	19,630	471,614
Murata Manufacturing Co., Ltd.	3,600	397,848
Nagatanien Co., Ltd.	17,000	154,835
Nexon Co., Ltd.	16,600	155,761
Nidec Corp.(a)	4,000	261,929
Nihon Yamamura Glass Co., Ltd.	172,000	246,749
Nikon Corp.(a)	14,200	189,973
Nippon Electric Glass Co., Ltd.	36,000	163,643
Nippon Express Co., Ltd.	39,000	199,725
Nippon Steel & Sumitomo Metal Corp.(a)	222,000	557,152
Nippon Telegraph & Telephone Corp.	38,200	1,978,900
Nishi-Nippon City Bank Ltd. (The)	124,000	361,983
Nissan Chemical Industries Ltd.(a)	17,500	321,114
Nissan Motor Co., Ltd.	154,200	1,359,434
Nissin Foods Holdings Co., Ltd.	4,900	235,815
Nittetsu Mining Co., Ltd.	66,000	235,056
Nomura Holdings, Inc.	112,100	645,326
Nomura Real Estate Holdings, Inc.	8,900	154,253
NSK Ltd.	14,000	168,381
NTT DOCOMO, Inc.	160,755	2,370,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2014

Investments	Shares	Value
NTT Urban Development Corp.	15,400	$157,089
Oji Holdings Corp.	44,000	158,906
Oracle Corp.(a)	7,100	290,467
Oriental Land Co., Ltd.(a)	1,900	439,760
Osaka Gas Co., Ltd.	63,000	236,982
Panasonic Corp.	28,500	339,209
Park24 Co., Ltd.(a)	9,700	143,443
Rengo Co., Ltd.	36,000	149,231
Resona Holdings, Inc.	96,800	494,032
Ricoh Co., Ltd.	25,800	264,466
Rock Field Co., Ltd.	13,900	226,189
Saibu Gas Co., Ltd.	73,000	160,132
Sanrio Co., Ltd.(a)	5,300	132,616
Sanyo Special Steel Co., Ltd.	38,000	128,045
Sawai Pharmaceutical Co., Ltd.(a)	1,300	75,249
Secom Co., Ltd.	5,200	301,214
Sega Sammy Holdings, Inc.(a)	9,000	116,802
Seino Holdings Co., Ltd.	7,000	71,112
Sekisui Chemical Co., Ltd.	16,000	194,170
Sekisui House Ltd.(a)	25,800	341,504
Seven & I Holdings Co., Ltd.	15,100	548,925
Shin-Etsu Chemical Co., Ltd.	6,600	433,009
Shionogi & Co., Ltd.	9,900	258,038
Ship Healthcare Holdings, Inc.	2,400	54,888
Showa Denko K.K.(a)	140,000	173,986
Showa Shell Sekiyu K.K.(a)	29,100	289,070
SMC Corp.	1,000	266,650
SoftBank Corp.(a)	7,800	469,060
Sojitz Corp.(a)	137,200	193,393
Sompo Japan Nipponkoa Holdings, Inc.	16,600	422,425
St. Marc Holdings Co., Ltd.	2,800	162,075
Stanley Electric Co., Ltd.(a)	3,400	74,298
Sumitomo Chemical Co., Ltd.	60,000	239,710
Sumitomo Corp.(a)	55,600	575,964
Sumitomo Dainippon Pharma Co., Ltd.(a)	10,200	99,622
Sumitomo Electric Industries Ltd.	25,600	323,056
Sumitomo Forestry Co., Ltd.	13,300	131,342
Sumitomo Heavy Industries Ltd.	22,000	119,821
Sumitomo Metal Mining Co., Ltd.	24,000	362,317
Sumitomo Mitsui Financial Group, Inc.	43,900	1,601,922
Sumitomo Mitsui Trust Holdings, Inc.(a)	105,070	405,925
Sumitomo Osaka Cement Co., Ltd.	21,000	60,428
Sumitomo Realty & Development Co., Ltd.	5,000	172,297
Sumitomo Rubber Industries Ltd.(a)	14,300	214,688
Suruga Bank Ltd.	3,000	55,624
Suzuken Co., Ltd.	3,700	103,074
Suzuki Motor Corp.	4,700	142,692
Sysmex Corp.(a)	1,600	71,930
Systena Corp.	33,100	238,529
T&D Holdings, Inc.	24,600	299,152
Taiheiyo Cement Corp.(a)	20,000	63,222
Taisei Corp.(a)	54,000	309,421
Taiyo Holdings Co., Ltd.	4,800	172,151
Taiyo Nippon Sanso Corp.(a)	10,000	111,181
Takashimaya Co., Ltd.	7,000	56,458
Takeda Pharmaceutical Co., Ltd.(a)	35,800	1,491,928
Takuma Co., Ltd.	16,000	107,694
Teijin Ltd.(a)	57,000	152,609
Terumo Corp.	9,000	206,956
Toagosei Co., Ltd.	47,000	188,165
Tobu Railway Co., Ltd.(a)	34,000	146,895
Toda Corp.	29,000	115,618
Toho Co., Ltd.	4,000	91,313
Toho Zinc Co., Ltd.	68,000	227,999
Tokai Rika Co., Ltd.	9,100	193,317
Tokio Marine Holdings, Inc.	15,400	505,241
Tokyo Electron Ltd.	3,000	230,727
Tokyo Gas Co., Ltd.	49,000	266,507
Tokyo Tatemono Co., Ltd.	7,000	51,437
Tokyu Corp.(a)	20,000	124,943
TonenGeneral Sekiyu K.K.(a)	26,000	223,145
Toshiba Corp.(a)	88,000	376,089
TOTO Ltd.	8,000	93,949
Toyo Seikan Group Holdings Ltd.(a)	13,900	175,293
Toyo Suisan Kaisha Ltd.(a)	3,000	97,585
Toyobo Co., Ltd.	73,000	98,636
Toyoda Gosei Co., Ltd.(a)	13,500	274,403
Toyota Motor Corp.(a)	106,300	6,700,992
Toyota Tsusho Corp.(a)	15,800	372,020
TS Tech Co., Ltd.	5,000	118,062
Tsukishima Kikai Co., Ltd.(a)	12,600	132,521
UACJ Corp.(a)	47,000	122,307
Ube Industries Ltd.	143,000	214,688
Unicharm Corp.(a)	3,600	87,436
Union Tool Co.	5,500	121,748
Unipres Corp.	4,000	66,125
United Arrows Ltd.(a)	1,500	42,224
Ushio, Inc.(a)	8,100	85,665
USS Co., Ltd.	26,260	407,605
Wacoal Holdings Corp.	16,000	163,076
WATAMI Co., Ltd.(a)	13,800	128,452
West Japan Railway Co.	8,820	420,200
Xebio Co., Ltd.(a)	6,600	110,647
Yahoo Japan Corp.(a)	65,510	237,682
Yakult Honsha Co., Ltd.(a)	4,000	212,853
Yamada Denki Co., Ltd.(a)	20,200	68,403
Yamagata Bank Ltd. (The)(a)	37,000	162,017
Yamaha Corp.	6,900	103,303
Yamanashi Chuo Bank Ltd. (The)	44,000	179,090
Yamato Kogyo Co., Ltd.	8,000	226,865
Yamazen Corp.	27,500	197,256
Yokogawa Electric Corp.(a)	8,200	91,168
Yokohama Reito Co., Ltd.	23,800	159,997
Yokohama Rubber Co., Ltd. (The)(a)	20,000	184,328
Yuasa Trading Co., Ltd.	10,200	201,797
Yusen Logistics Co., Ltd.	13,200	146,648
Zeon Corp.(a)	12,000	108,795

Total Japan		79,515,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2014

Investments	Shares	Value
Netherlands - 1.7%
Aegon N.V.	73,147	$553,994
Akzo Nobel N.V.	6,854	478,131
ASM International N.V.	1,521	64,601
ASML Holding N.V.(a)	4,091	443,053
Boskalis Westminster N.V.	6,069	333,775
Delta Lloyd N.V.	20,503	451,164
Fugro N.V. CVA(a)	5,765	120,405
Heineken N.V.	11,144	794,929
Koninklijke Ahold N.V.	34,116	609,117
Koninklijke DSM N.V.	5,509	337,575
Koninklijke Philips N.V.	34,669	1,013,122
Koninklijke Ten Cate N.V.(a)	6,866	155,280
Koninklijke Wessanen N.V.	10,752	68,331
Randstad Holding N.V.	6,757	327,543
Reed Elsevier N.V.	37,117	891,082
Unilever N.V. CVA	56,627	2,236,542
Wolters Kluwer N.V.	16,700	512,269

Total Netherlands		9,390,913

New Zealand - 0.6%
Auckland International Airport Ltd.	110,070	363,910
Contact Energy Ltd.	60,464	301,510
Fisher & Paykel Healthcare Corp., Ltd.	70,310	343,464
Fletcher Building Ltd.	34,512	223,889
Mighty River Power Ltd.	183,745	427,973
Sky Network Television Ltd.	61,767	291,594
Spark New Zealand Ltd.	192,813	469,439
Trade Me Group Ltd.	62,618	178,639
TrustPower Ltd.(a)	37,884	233,920
Vector Ltd.(a)	156,773	341,869

Total New Zealand		3,176,207

Norway - 1.4%
Akastor ASA(a)	19,895	57,316
Aker ASA Class A	9,791	214,819
Atea ASA	23,828	244,714
DNB ASA	38,466	567,944
Gjensidige Forsikring ASA	41,337	672,635
Marine Harvest ASA(a)	46,328	635,828
Norsk Hydro ASA	77,535	438,888
Orkla ASA	52,770	360,009
SpareBank 1 SMN	30,336	236,698
Statoil ASA	134,436	2,352,502
Telenor ASA	76,125	1,538,228
Tomra Systems ASA	16,537	126,825
Yara International ASA	13,620	606,379

Total Norway		8,052,785

Portugal - 0.3%
EDP-Energias de Portugal S.A.	253,627	987,609
Galp Energia, SGPS, S.A.	24,123	246,101
Jeronimo Martins, SGPS, S.A.	21,064	212,447
Mota-Engil, SGPS, S.A.(a)	15,101	48,624
Sonae, SGPS, S.A.	220,058	272,672

Total Portugal		1,767,453

Singapore - 2.3%
Asian Pay Television Trust	657,000	426,398
CapitaLand Ltd.	129,000	322,232
CitySpring Infrastructure Trust(a)	692,960	277,163
ComfortDelGro Corp., Ltd.	253,000	496,415
Cosco Corp. Singapore Ltd.(a)	468,000	197,781
DBS Group Holdings Ltd.	76,000	1,181,496
GMG Global Ltd.	4,390,000	205,403
Hutchison Port Holdings Trust(a)	838,036	578,245
Jardine Cycle & Carriage Ltd.	13,000	417,931
Keppel Corp., Ltd.	97,100	648,506
Keppel Land Ltd.(a)	137,000	353,588
Oversea-Chinese Banking Corp., Ltd.	152,729	1,205,604
SATS Ltd.(a)	75,000	172,628
Sembcorp Industries Ltd.	83,000	278,734
Sembcorp Marine Ltd.(a)	146,000	359,188
Singapore Airlines Ltd.	11,000	96,295
Singapore Airlines Ltd.	19,000	166,614
Singapore Post Ltd.(a)	429,000	621,598
Singapore Press Holdings Ltd.(a)	123,000	390,786
Singapore Technologies Engineering Ltd.	131,000	336,125
Singapore Telecommunications Ltd.	687,000	2,021,961
SMRT Corp., Ltd.	124,000	147,853
StarHub Ltd.	85,000	266,206
Super Group Ltd.(a)	137,000	118,380
Tat Hong Holdings Ltd.	424,000	239,982
United Overseas Bank Ltd.	48,000	888,567
Wilmar International Ltd.(a)	195,000	476,794
Wing Tai Holdings Ltd.(a)	179,000	220,863
Yanlord Land Group Ltd.(a)	257,000	201,705

Total Singapore		13,315,041

Spain - 5.0%
Abertis Infraestructuras S.A.	39,450	784,310
ACS Actividades de Construccion y Servicios S.A.	19,884	697,037
Amadeus IT Holding S.A. Class A	12,891	516,085
Banco Bilbao Vizcaya Argentaria S.A.	225,192	2,140,165
Banco Santander S.A.	1,030,068	8,720,052
Bolsas y Mercados Espanoles S.A.(a)	9,748	379,110
CaixaBank S.A.	256,354	1,352,787
Cie Automotive S.A.(a)	4,766	64,966
Enagas S.A.	14,123	447,490
Endesa S.A.	50,946	1,020,261
Ferrovial S.A.(a)	40,844	811,778
Gas Natural SDG S.A.	51,167	1,288,444
Iberdrola S.A.	236,880	1,604,309
Inditex S.A.	62,390	1,789,610
Mapfre S.A.	149,231	507,963
Obrascon Huarte Lain S.A.(a)	11,276	253,106
Red Electrica Corp. S.A.(a)	5,423	480,411
Repsol S.A.(a)	72,712	1,367,729
Tecnicas Reunidas S.A.	3,665	160,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2014

Investments	Shares	Value
Telefonica S.A.	292,960	$4,225,596

Total Spain		28,612,149

Sweden - 3.7%
AAK AB	973	51,893
Alfa Laval AB(a)	16,128	305,532
Assa Abloy AB Class B	4,648	246,286
Atlas Copco AB Class A	17,717	494,286
Atlas Copco AB Class B	19,174	492,071
Axfood AB(a)	6,003	357,730
Axis Communications AB(a)	5,751	146,636
BillerudKorsnas AB	24,417	350,897
Boliden AB	19,093	306,093
Electrolux AB Series B	15,477	452,354
Elekta AB Class B	13,304	135,449
Fabege AB	24,384	313,356
Gunnebo AB	28,931	139,329
Hennes & Mauritz AB Class B	62,852	2,614,200
Hexagon AB Class B	11,454	354,085
Husqvarna AB Class B	31,478	232,217
ICA Gruppen AB(a)	4,954	193,521
Indutrade AB	1,995	79,512
Investment AB Latour Class B	14,985	389,161
Mekonomen AB	7,400	192,840
NCC AB Class B	10,579	333,522
Nordea Bank AB	161,370	1,873,795
Peab AB	70,750	496,626
Securitas AB Class B	29,002	349,917
Skandinaviska Enskilda Banken AB Class A	90,767	1,154,262
Skanska AB Class B	28,838	618,516
SKF AB Class B	17,721	373,288
Svenska Cellulosa AB SCA Class B	15,747	339,753
Svenska Handelsbanken AB Class A	19,819	928,132
Swedbank AB Class A	67,338	1,681,676
Swedish Match AB	8,897	278,221
Telefonaktiebolaget LM Ericsson Class B	129,039	1,555,243
TeliaSonera AB	285,328	1,837,005
Trelleborg AB Class B(a)	21,891	369,126
Volvo AB Class A	39,240	428,077
Volvo AB Class B	30,781	333,044

Total Sweden		20,797,651

Switzerland - 8.0%
ABB Ltd. Registered Shares*	92,131	1,960,096
Actelion Ltd. Registered Shares*	3,687	427,828
Adecco S.A. Registered Shares*	7,629	528,613
Baloise Holding AG Registered Shares	3,807	489,644
BKW AG	6,547	194,041
Cie Financiere Richemont S.A. Registered Shares	6,910	617,529
Clariant AG Registered Shares*	25,892	435,681
EFG International AG*	16,849	196,697
EMS-Chemie Holding AG Registered Shares	704	286,057
Geberit AG Registered Shares	1,739	592,238
Givaudan S.A. Registered Shares*	356	642,387
Holcim Ltd. Registered Shares*	6,575	472,124
Implenia AG Registered Shares*	2,349	136,522
Julius Baer Group Ltd.*	8,850	408,009
Kuehne + Nagel International AG Registered Shares	6,403	871,862
Logitech International S.A. Registered Shares(a)	21,384	289,453
Nestle S.A. Registered Shares	107,801	7,914,339
Novartis AG Registered Shares	92,342	8,582,281
Panalpina Welttransport Holding AG Registered Shares(a)	622	83,568
Partners Group Holding AG	1,093	318,446
Roche Holding AG Bearer Shares	6,062	1,633,473
Roche Holding AG Genusschein	21,467	5,830,970
Schindler Holding AG Participating Shares	2,997	434,326
STMicroelectronics N.V.	48,702	365,083
Straumann Holding AG Registered Shares(a)	729	183,965
Sulzer AG Registered Shares	2,157	230,103
Swatch Group AG (The) Registered Shares	4,954	428,767
Swiss Life Holding AG Registered Shares*	2,547	605,959
Swiss Re AG*	39,602	3,333,877
Swisscom AG Registered Shares	2,519	1,324,589
Syngenta AG Registered Shares	3,237	1,042,460
Tecan Group AG Registered Shares	841	95,640
Temenos Group AG*	2,452	87,602
Transocean Ltd.(a)	5,907	109,146
UBS Group AG*	62,894	1,081,727
Vontobel Holding AG Registered Shares	10,037	378,793
Zurich Insurance Group AG*	10,085	3,163,583

Total Switzerland		45,777,478

United Kingdom - 20.3%
Aberdeen Asset Management PLC	65,006	438,081
Admiral Group PLC	7,346	151,425
Aggreko PLC	7,914	185,592
Amec Foster Wheeler PLC	22,680	301,653
Amlin PLC	72,651	541,710
Anglo American PLC	34,435	644,582
Antofagasta PLC	39,373	461,977
ARM Holdings PLC	18,682	289,843
Ashmore Group PLC(a)	60,263	263,102
Associated British Foods PLC	13,810	678,943
AstraZeneca PLC	59,724	4,242,293
Aviva PLC	125,767	950,115
Babcock International Group PLC	23,165	382,150
BAE Systems PLC	193,633	1,425,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2014

Investments	Shares	Value
Balfour Beatty PLC	82,572	$272,951
Barclays PLC	503,538	1,911,820
Berendsen PLC	31,099	533,402
Berkeley Group Holdings PLC	12,001	464,071
BG Group PLC	61,282	826,542
BHP Billiton PLC	103,670	2,244,475
BP PLC	1,077,746	6,906,754
British American Tobacco PLC	91,828	5,011,398
British Land Co. PLC (The)	30,399	368,295
Britvic PLC	7,373	77,543
BT Group PLC	269,988	1,690,230
Burberry Group PLC	15,733	401,338
Capita PLC	24,837	418,640
Carillion PLC(a)	41,289	216,188
Carnival PLC	7,667	348,960
Centrica PLC	321,038	1,396,614
Close Brothers Group PLC	23,898	556,709
Compass Group PLC	39,968	686,144
Croda International PLC	6,399	265,605
Daily Mail & General Trust PLC Class A Non-Voting Shares	27,843	357,950
Darty PLC	119,034	127,139
Debenhams PLC	170,600	200,171
Devro PLC	45,318	215,519
Diageo PLC	74,467	2,146,343
Direct Line Insurance Group PLC	115,750	525,747
Drax Group PLC(a)	25,158	180,682
easyJet PLC	12,817	333,948
Electrocomponents PLC	61,615	206,557
Fidessa Group PLC	6,172	230,006
G4S PLC	78,379	339,628
GKN PLC	67,763	363,469
GlaxoSmithKline PLC	285,260	6,120,333
Halfords Group PLC	31,308	229,245
Hammerson PLC	39,290	370,641
Hays PLC	155,317	352,611
HSBC Holdings PLC	1,010,970	9,593,696
ICAP PLC	56,259	396,854
IG Group Holdings PLC	31,643	354,750
IMI PLC	10,446	205,716
Imperial Tobacco Group PLC	51,929	2,296,317
Inchcape PLC	35,561	402,002
Inmarsat PLC	19,864	247,629
InterContinental Hotels Group PLC	5,388	218,012
Intertek Group PLC	5,068	184,439
Intu Properties PLC	61,937	322,561
Investec PLC	38,312	323,481
ITV PLC	169,419	568,486
J D Wetherspoon PLC	4,731	60,490
J Sainsbury PLC(a)	135,002	519,308
John Wood Group PLC	27,999	260,417
Johnson Matthey PLC	7,417	392,862
Kingfisher PLC	84,330	447,729
Legal & General Group PLC	280,923	1,088,941
London Stock Exchange Group PLC	20,239	700,896
Marks & Spencer Group PLC	76,631	572,103
Marston’s PLC	103,797	232,410
Meggitt PLC	38,361	310,437
Melrose Industries PLC	70,317	292,524
Mondi PLC	21,190	346,925
N Brown Group PLC(a)	35,335	211,238
National Grid PLC	213,350	3,054,206
Next PLC	2,314	246,073
Numis Corp. PLC	13,781	50,846
Old Mutual PLC	261,695	777,331
Pan African Resources PLC	853,878	144,791
PayPoint PLC	4,367	61,283
Pearson PLC	46,875	869,769
Persimmon PLC*	20,433	502,753
Prudential PLC	72,006	1,675,148
QinetiQ Group PLC	38,457	112,672
Reckitt Benckiser Group PLC	26,192	2,127,757
Reed Elsevier PLC	34,877	598,202
Restaurant Group PLC (The)	8,904	91,632
Rexam PLC	38,564	272,874
Rio Tinto PLC	71,304	3,335,423
Royal Dutch Shell PLC Class A	186,974	6,278,297
Royal Dutch Shell PLC Class B	127,788	4,449,329
SABMiller PLC	7,452	390,532
Sage Group PLC (The)	63,008	457,528
Savills PLC	8,655	91,768
Schroders PLC Non-Voting Shares	7,764	251,200
Segro PLC	63,083	364,235
Severn Trent PLC	15,083	471,774
Sky PLC	72,675	1,018,733
Smith & Nephew PLC	20,368	377,295
Smiths Group PLC	18,231	312,125
SSE PLC	58,728	1,485,292
Standard Chartered PLC	111,957	1,681,099
Standard Life PLC	113,369	707,259
TalkTalk Telecom Group PLC(a)	62,451	296,123
Tate & Lyle PLC	28,544	268,379
Tesco PLC	508,869	1,499,628
Ultra Electronics Holdings PLC	6,893	193,462
Unilever PLC	49,837	2,042,175
United Utilities Group PLC	44,976	642,380
Victrex PLC	5,741	186,373
Vodafone Group PLC	2,380,316	8,263,672
Weir Group PLC (The)	9,328	269,222
WH Smith PLC	20,636	434,707
Whitbread PLC	8,121	604,009
William Hill PLC	48,521	274,254
WM Morrison Supermarkets PLC(a)	85,031	244,221
WS Atkins PLC	4,886	104,145

Total United Kingdom		115,984,406

TOTAL COMMON STOCKS (Cost: $513,000,499)		567,263,821

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/14/15*(a)	72,074	39,856
Banco Bilbao Vizcaya Argentaria S.A., expiring 1/13/15*(a)	223,216	21,338
TOTAL RIGHTS (Cost: $63,618)		61,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund (DWM)

December 31, 2014

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International Dividend ex-Financials Fund(b) (Cost: $761,345)	17,185	$739,127

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.7%

United States - 6.7%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $38,299,753)(d)	38,299,753	38,299,753

TOTAL INVESTMENTS IN SECURITIES - 106.3% (Cost: $552,125,215)		606,363,895
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.3)%		(36,175,511)

NET ASSETS - 100.0%		$570,188,384

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $37,121,623 and the total market value of the collateral held by the Fund was $39,182,203. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $882,450.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.1%

United States - 99.1%

Aerospace & Defense - 2.0%
Lockheed Martin Corp.	75,946	$14,624,921
Raytheon Co.	96,871	10,478,536

Total Aerospace & Defense		25,103,457

Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	97,502	10,839,297

Automobiles - 2.5%
Ford Motor Co.	926,400	14,359,200
General Motors Co.	505,949	17,662,680

Total Automobiles		32,021,880

Chemicals - 6.1%
Air Products & Chemicals, Inc.	69,163	9,975,380
Airgas, Inc.	77,100	8,880,378
CF Industries Holdings, Inc.	39,453	10,752,521
Dow Chemical Co. (The)	352,758	16,089,292
E.I. du Pont de Nemours & Co.	169,046	12,499,261
Mosaic Co. (The)	220,022	10,044,004
Praxair, Inc.	72,530	9,396,987

Total Chemicals		77,637,823

Commercial Services & Supplies - 2.2%
Republic Services, Inc.	327,881	13,197,210
Waste Management, Inc.	281,149	14,428,567

Total Commercial Services & Supplies		27,625,777

Communications Equipment - 1.0%
Cisco Systems, Inc.	453,955	12,626,758

Diversified Telecommunication Services - 5.5%
AT&T, Inc.	731,282	24,563,763
CenturyLink, Inc.	623,854	24,692,141
Verizon Communications, Inc.	430,767	20,151,280

Total Diversified Telecommunication Services		69,407,184

Electric Utilities - 8.7%
American Electric Power Co., Inc.	275,658	16,737,954
Duke Energy Corp.	209,472	17,499,291
Entergy Corp.	204,969	17,930,688
FirstEnergy Corp.	462,978	18,051,512
PPL Corp.	530,014	19,255,409
Southern Co. (The)(a)	408,459	20,059,421

Total Electric Utilities		109,534,275

Electrical Equipment - 1.9%
Emerson Electric Co.	223,860	13,818,878
Rockwell Automation, Inc.	94,880	10,550,656

Total Electrical Equipment		24,369,534

Food & Staples Retailing - 1.1%
Sysco Corp.	340,584	13,517,779

Food Products - 3.5%
General Mills, Inc.	262,764	14,013,204
Kellogg Co.	197,836	12,946,388
Kraft Foods Group, Inc.	275,587	17,268,281

Total Food Products		44,227,873

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	197,787	8,904,371
Baxter International, Inc.	175,049	12,829,341
Becton, Dickinson and Co.	54,909	7,641,136

Total Health Care Equipment & Supplies		29,374,848

Health Care Providers & Services - 0.8%
Quest Diagnostics, Inc.(a)	141,482	9,487,783

Hotels, Restaurants & Leisure - 3.7%
Las Vegas Sands Corp.	260,323	15,140,386
McDonald’s Corp.	174,740	16,373,138
Wynn Resorts Ltd.	102,920	15,310,379

Total Hotels, Restaurants & Leisure		46,823,903

Household Products - 2.1%
Clorox Co. (The)(a)	130,863	13,637,233
Kimberly-Clark Corp.	113,626	13,128,348

Total Household Products		26,765,581

Industrial Conglomerates - 1.2%
General Electric Co.	597,472	15,098,118

IT Services - 3.1%
International Business Machines Corp.	77,232	12,391,102
Paychex, Inc.	307,230	14,184,809
Western Union Co. (The)(a)	710,784	12,730,142

Total IT Services		39,306,053

Leisure Products - 1.7%
Mattel, Inc.	710,655	21,991,219

Machinery - 2.0%
Caterpillar, Inc.(a)	137,561	12,590,958
Deere & Co.(a)	138,904	12,288,837

Total Machinery		24,879,795

Metals & Mining - 2.7%
Freeport-McMoRan, Inc.	968,649	22,627,641
Nucor Corp.	235,644	11,558,338

Total Metals & Mining		34,185,979

Multi-Utilities - 5.7%
Ameren Corp.	393,925	18,171,760
CenterPoint Energy, Inc.	806,143	18,887,930
Consolidated Edison, Inc.(a)	273,875	18,078,489
SCANA Corp.	286,434	17,300,614

Total Multi-Utilities		72,438,793

Multiline Retail - 2.1%
Kohl’s Corp.(a)	209,581	12,792,824
Target Corp.(a)	173,856	13,197,409

Total Multiline Retail		25,990,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

December 31, 2014

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 14.2%
Chevron Corp.	163,352	$18,324,827
ConocoPhillips	301,589	20,827,736
Exxon Mobil Corp.	150,681	13,930,459
HollyFrontier Corp.	362,334	13,580,278
Kinder Morgan, Inc.(a)	480,608	20,334,525
Murphy Oil Corp.	280,012	14,146,206
Occidental Petroleum Corp.	212,798	17,153,647
ONEOK, Inc.	444,376	22,125,481
Spectra Energy Corp.(a)	523,917	19,018,187
Williams Cos., Inc. (The)	460,370	20,689,028

Total Oil, Gas & Consumable Fuels		180,130,374

Paper & Forest Products - 1.0%
International Paper Co.	247,631	13,268,069

Pharmaceuticals - 6.0%
AbbVie, Inc.	194,018	12,696,538
Bristol-Myers Squibb Co.	185,067	10,924,505
Eli Lilly & Co.	179,252	12,366,595
Johnson & Johnson	110,361	11,540,450
Merck & Co., Inc.	229,967	13,059,826
Pfizer, Inc.	472,498	14,718,313

Total Pharmaceuticals		75,306,227

Semiconductors & Semiconductor Equipment - 5.5%
Analog Devices, Inc.	214,078	11,885,611
Intel Corp.(a)	315,931	11,465,136
KLA-Tencor Corp.	188,622	13,263,899
Maxim Integrated Products, Inc.	551,659	17,581,372
Microchip Technology, Inc.(a)	326,738	14,739,151

Total Semiconductors & Semiconductor Equipment		68,935,169

Software - 1.1%
CA, Inc.	477,254	14,532,384

Specialty Retail - 1.3%
Staples, Inc.(a)	921,668	16,700,624

Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	480,899	18,062,567

Tobacco - 5.8%
Altria Group, Inc.	370,526	18,255,816
Lorillard, Inc.	276,124	17,379,244
Philip Morris International, Inc.	240,837	19,616,174
Reynolds American, Inc.	283,226	18,202,935

Total Tobacco		73,454,169

TOTAL COMMON STOCKS (Cost: $1,103,581,700)		1,253,643,525

EXCHANGE-TRADED FUNDS - 0.7%

United States - 0.7%
WisdomTree LargeCap Dividend Fund(a)(b)	56,941	4,219,898
WisdomTree MidCap Dividend Fund(a)(b)	50,877	4,258,405

TOTAL EXCHANGE-TRADED FUNDS (Cost: $8,480,668)		8,478,303

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.4%

United States - 3.4%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $42,686,060)(d)	42,686,060	42,686,060

TOTAL INVESTMENTS IN SECURITIES - 103.2% (Cost: $1,154,748,428)		1,304,807,888
Liabilities in Excess of Cash and Other Assets - (3.2)%		(40,456,641)

NET ASSETS - 100.0%		$1,264,351,247

(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $97,474,066 and the total market value of the collateral held by the Fund was $99,873,949. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $57,187,889.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 3.2%
B/E Aerospace, Inc.*	718	$41,658
Boeing Co. (The)(a)	7,211	937,286
General Dynamics Corp.	2,687	369,785
Honeywell International, Inc.	5,655	565,048
KLX, Inc.*	483	19,903
L-3 Communications Holdings, Inc.	789	99,580
Lockheed Martin Corp.(a)	2,823	543,625
Northrop Grumman Corp.	1,895	279,304
Precision Castparts Corp.(a)	1,079	259,910
Raytheon Co.(a)	3,206	346,793
Rockwell Collins, Inc.(a)	1,041	87,944
Textron, Inc.	1,992	83,883
TransDigm Group, Inc.(a)	110	21,598
United Technologies Corp.	7,586	872,390

Total Aerospace & Defense		4,528,707

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.(a)	890	66,652
Expeditors International of Washington, Inc.(a)	1,141	50,900
FedEx Corp.	1,657	287,754
United Parcel Service, Inc. Class B	5,069	563,521

Total Air Freight & Logistics		968,827

Airlines - 1.3%
Alaska Air Group, Inc.	1,240	74,102
Delta Air Lines, Inc.(a)	28,494	1,401,620
Southwest Airlines Co.	3,893	164,752
United Continental Holdings, Inc.*	2,604	174,182

Total Airlines		1,814,656

Auto Components - 0.4%
Autoliv, Inc.(a)	597	63,354
BorgWarner, Inc.(a)	1,664	91,437
Goodyear Tire & Rubber Co. (The)	2,836	81,024
Johnson Controls, Inc.	3,322	160,585
Lear Corp.	792	77,679
TRW Automotive Holdings Corp.*	1,349	138,745

Total Auto Components		612,824

Automobiles - 1.0%
Ford Motor Co.(a)	61,479	952,925
General Motors Co.	7,736	270,064
Harley-Davidson, Inc.	1,717	113,167

Total Automobiles		1,336,156

Banks - 9.2%
Bank of America Corp.	132,335	2,367,473
BB&T Corp.	6,916	268,963
CIT Group, Inc.	2,822	134,976
Citigroup, Inc.	30,550	1,653,061
Comerica, Inc.(a)	1,669	78,176
Fifth Third Bancorp	9,491	193,379
Huntington Bancshares, Inc.	8,313	87,453
JPMorgan Chase & Co.	49,915	3,123,681
KeyCorp	9,060	125,934
M&T Bank Corp.(a)	1,070	134,413
PNC Financial Services Group, Inc. (The)	6,114	557,780
Regions Financial Corp.	15,584	164,567
SunTrust Banks, Inc.(a)	5,507	230,743
U.S. Bancorp(a)	18,019	809,954
Wells Fargo & Co.	55,297	3,031,382

Total Banks		12,961,935

Beverages - 1.9%
Brown-Forman Corp. Class B(a)	1,086	95,394
Coca-Cola Co. (The)	26,349	1,112,455
Coca-Cola Enterprises, Inc.	2,091	92,464
Constellation Brands, Inc. Class A*	1,252	122,909
Dr. Pepper Snapple Group, Inc.	1,425	102,144
Molson Coors Brewing Co. Class B	1,468	109,395
Monster Beverage Corp.*	594	64,360
PepsiCo, Inc.	9,960	941,818

Total Beverages		2,640,939

Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc.*	332	61,430
Amgen, Inc.	4,085	650,700
Biogen Idec, Inc.*	960	325,872
Celgene Corp.*(a)	2,071	231,662
Gilead Sciences, Inc.*(a)	12,271	1,156,665
Medivation, Inc.*	125	12,451
Pharmacyclics, Inc.*(a)	71	8,680
Regeneron Pharmaceuticals, Inc.*(a)	125	51,281

Total Biotechnology		2,498,741

Building Products - 0.1%
Fortune Brands Home & Security, Inc.	790	35,763
Masco Corp.	4,678	117,886

Total Building Products		153,649

Capital Markets - 3.0%
Affiliated Managers Group, Inc.*(a)	293	62,186
Ameriprise Financial, Inc.	1,608	212,658
Bank of New York Mellon Corp. (The)	7,638	309,874
BlackRock, Inc.(a)	1,309	468,046
Charles Schwab Corp. (The)(a)	5,479	165,411
Franklin Resources, Inc.(a)	5,718	316,606
Goldman Sachs Group, Inc. (The)	5,848	1,133,518
Morgan Stanley(a)	20,650	801,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2014

Investments	Shares	Value
Northern Trust Corp.(a)	1,551	$104,537
Raymond James Financial, Inc.(a)	1,134	64,967
State Street Corp.	3,784	297,044
T. Rowe Price Group, Inc.(a)	1,923	165,109
TD Ameritrade Holding Corp.(a)	2,989	106,946

Total Capital Markets		4,208,122

Chemicals - 2.3%
Air Products & Chemicals, Inc.	1,280	184,614
Airgas, Inc.(a)	392	45,151
Celanese Corp. Series A(a)	3,062	183,597
CF Industries Holdings, Inc.	577	157,256
Dow Chemical Co. (The)	12,050	549,600
E.I. du Pont de Nemours & Co.(a)	5,893	435,728
Eastman Chemical Co.	1,593	120,845
Ecolab, Inc.(a)	1,494	156,153
FMC Corp.(a)	1,103	62,904
International Flavors & Fragrances, Inc.(a)	470	47,639
Monsanto Co.	3,093	369,521
Mosaic Co. (The)	2,467	112,619
PPG Industries, Inc.	756	174,749
Praxair, Inc.	2,053	265,987
Sherwin-Williams Co. (The)(a)	475	124,944
Sigma-Aldrich Corp.	523	71,792
W.R. Grace & Co.*(a)	435	41,495
Westlake Chemical Corp.	1,606	98,111

Total Chemicals		3,202,705

Commercial Services & Supplies - 0.2%
Cintas Corp.(a)	652	51,143
Republic Services, Inc.	2,476	99,659
Stericycle, Inc.*(a)	384	50,335
Waste Management, Inc.(a)	1,480	75,953

Total Commercial Services & Supplies		277,090

Communications Equipment - 1.7%
Cisco Systems, Inc.	38,667	1,075,523
F5 Networks, Inc.*(a)	351	45,793
Harris Corp.	1,016	72,969
Juniper Networks, Inc.(a)	1,873	41,805
Motorola Solutions, Inc.(a)	1,451	97,333
QUALCOMM, Inc.	13,474	1,001,523

Total Communications Equipment		2,334,946

Construction & Engineering - 0.1%
Fluor Corp.(a)	1,408	85,367

Construction Materials - 0.0%
Martin Marietta Materials, Inc.(a)	147	16,217

Consumer Finance - 1.3%
Ally Financial, Inc.*	1,129	26,667
American Express Co.	7,879	733,062
Capital One Financial Corp.	7,227	596,589
Discover Financial Services	5,460	357,575
Navient Corp.	7,285	157,429

Total Consumer Finance		1,871,322

Containers & Packaging - 0.2%
Ball Corp.(a)	1,092	74,442
MeadWestvaco Corp.	930	41,283
Packaging Corp. of America	912	71,181
Rock-Tenn Co. Class A	1,147	69,944
Sealed Air Corp.	536	22,742

Total Containers & Packaging		279,592

Distributors - 0.1%
Genuine Parts Co.(a)	977	104,119
LKQ Corp.*(a)	1,748	49,154

Total Distributors		153,273

Diversified Consumer Services - 0.1%
H&R Block, Inc.	2,268	76,386

Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B*(a)	16,676	2,503,901
CME Group, Inc.(a)	1,584	140,421
Intercontinental Exchange, Inc.	340	74,559
Leucadia National Corp.(a)	2,071	46,432
McGraw Hill Financial, Inc.	1,438	127,953
Moody’s Corp.(a)	1,369	131,164
NASDAQ OMX Group, Inc. (The)	1,276	61,197
Voya Financial, Inc.	4,918	208,425

Total Diversified Financial Services		3,294,052

Diversified Telecommunication Services - 2.5%
AT&T, Inc.(a)	49,356	1,657,868
CenturyLink, Inc.	2,531	100,177
Frontier Communications Corp.(a)	3,926	26,186
Level 3 Communications, Inc.*	686	33,875
Verizon Communications, Inc.	34,648	1,620,834

Total Diversified Telecommunication Services		3,438,940

Electric Utilities - 1.6%
American Electric Power Co., Inc.	2,904	176,331
Duke Energy Corp.	4,906	409,847
Edison International	2,856	187,011
Entergy Corp.(a)	1,595	139,531
Exelon Corp.(a)	8,113	300,830
FirstEnergy Corp.(a)	755	29,437
NextEra Energy, Inc.	2,416	256,797
Northeast Utilities(a)	2,404	128,662
OGE Energy Corp.	1,386	49,175
PPL Corp.	3,859	140,198
Southern Co. (The)(a)	5,871	288,325
Xcel Energy, Inc.(a)	4,072	146,266

Total Electric Utilities		2,252,410

Electrical Equipment - 0.4%
AMETEK, Inc.(a)	1,526	80,313
Emerson Electric Co.	6,265	386,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2014

Investments	Shares	Value
Rockwell Automation, Inc.(a)	1,075	$119,540

Total Electrical Equipment		586,592

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	1,900	102,239
Corning, Inc.(a)	9,740	223,338
Trimble Navigation Ltd.*(a)	1,130	29,990

Total Electronic Equipment, Instruments & Components		355,567

Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	3,282	184,022
Cameron International Corp.*	2,284	114,086
FMC Technologies, Inc.*(a)	2,049	95,975
Halliburton Co.	11,415	448,952
Helmerich & Payne, Inc.(a)	1,444	97,355
National Oilwell Varco, Inc.	5,446	356,876

Total Energy Equipment & Services		1,297,266

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.(a)	2,048	290,304
CVS Health Corp.	6,973	671,570
Kroger Co. (The)	3,539	227,239
Safeway, Inc.(a)	541	19,000
Sysco Corp.(a)	3,523	139,828
Wal-Mart Stores, Inc.	25,272	2,170,359
Walgreens Boots Alliance, Inc.	3,545	270,129
Whole Foods Market, Inc.	1,570	79,159

Total Food & Staples Retailing		3,867,588

Food Products - 1.5%
Archer-Daniels-Midland Co.(a)	5,133	266,916
Campbell Soup Co.(a)	2,450	107,800
ConAgra Foods, Inc.(a)	2,923	106,046
General Mills, Inc.	4,402	234,759
Hershey Co. (The)(a)	1,130	117,441
Hormel Foods Corp.	1,489	77,577
J.M. Smucker Co. (The)(a)	748	75,533
Kellogg Co.(a)	2,257	147,698
Keurig Green Mountain, Inc.(a)	623	82,482
Kraft Foods Group, Inc.	5,342	334,730
McCormick & Co., Inc. Non-Voting Shares(a)	749	55,651
Mead Johnson Nutrition Co.(a)	975	98,027
Mondelez International, Inc. Class A	7,102	257,980
Pilgrim’s Pride Corp.*(a)	2,652	86,959
Tyson Foods, Inc. Class A(a)	2,914	116,822

Total Food Products		2,166,421

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories(a)	5,520	248,510
Baxter International, Inc.(a)	3,575	262,012
Becton, Dickinson and Co.(a)	1,216	169,219
Boston Scientific Corp.*	4,040	53,530
C.R. Bard, Inc.(a)	417	69,480
CareFusion Corp.*	1,021	60,586
Cooper Cos., Inc. (The)	305	49,437
DENTSPLY International, Inc.(a)	855	45,546
Edwards Lifesciences Corp.*(a)	352	44,838
IDEXX Laboratories, Inc.*(a)	154	22,834
Intuitive Surgical, Inc.*(a)	143	75,638
Medtronic, Inc.(a)	6,620	477,964
ResMed, Inc.(a)	905	50,734
St. Jude Medical, Inc.(a)	1,820	118,355
Stryker Corp.(a)	977	92,160
Varian Medical Systems, Inc.*(a)	707	61,163
Zimmer Holdings, Inc.	1,021	115,802

Total Health Care Equipment & Supplies		2,017,808

Health Care Providers & Services - 2.2%
Aetna, Inc.	3,187	283,101
AmerisourceBergen Corp.	452	40,752
Anthem, Inc.	2,526	317,442
Cardinal Health, Inc.	1,902	153,549
Cigna Corp.	2,449	252,027
DaVita HealthCare Partners, Inc.*(a)	1,407	106,566
Express Scripts Holding Co.*(a)	3,206	271,452
HCA Holdings, Inc.*	3,337	244,902
Henry Schein, Inc.*(a)	490	66,714
Humana, Inc.(a)	951	136,592
Laboratory Corp. of America Holdings*	711	76,717
McKesson Corp.	972	201,768
Quest Diagnostics, Inc.(a)	1,205	80,807
UnitedHealth Group, Inc.	7,475	755,648
Universal Health Services, Inc. Class B	691	76,881

Total Health Care Providers & Services		3,064,918

Health Care Technology - 0.1%
Cerner Corp.*(a)	1,123	72,613

Hotels, Restaurants & Leisure - 1.5%
Aramark(a)	626	19,500
Chipotle Mexican Grill, Inc.*(a)	77	52,707
Darden Restaurants, Inc.(a)	366	21,459
Hilton Worldwide Holdings, Inc.*	2,555	66,660
Hyatt Hotels Corp. Class A*(a)	470	28,299
Las Vegas Sands Corp.(a)	6,478	376,761
Marriott International, Inc. Class A(a)	1,311	102,297
McDonald’s Corp.	7,446	697,690
MGM Resorts International*(a)	1,040	22,235
Starbucks Corp.(a)	3,229	264,939
Starwood Hotels & Resorts Worldwide, Inc.	919	74,503
Wyndham Worldwide Corp.(a)	856	73,411
Wynn Resorts Ltd.(a)	745	110,826
Yum! Brands, Inc.	2,686	195,675

Total Hotels, Restaurants & Leisure		2,106,962

Household Durables - 0.4%
D.R. Horton, Inc.(a)	3,127	79,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2014

Investments	Shares	Value
GoPro, Inc. Class A*(a)	76	$4,805
Harman International Industries, Inc.	329	35,108
Jarden Corp.*(a)	662	31,696
Lennar Corp. Class A(a)	1,572	70,441
Mohawk Industries, Inc.*	424	65,873
Newell Rubbermaid, Inc.(a)	1,651	62,886
PulteGroup, Inc.	3,747	80,411
Whirlpool Corp.	625	121,087

Total Household Durables		551,389

Household Products - 1.6%
Church & Dwight Co., Inc.	652	51,384
Clorox Co. (The)(a)	809	84,306
Colgate-Palmolive Co.(a)	4,374	302,637
Energizer Holdings, Inc.(a)	397	51,038
Kimberly-Clark Corp.(a)	2,580	298,093
Procter & Gamble Co. (The)	16,409	1,494,696

Total Household Products		2,282,154

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.(a)	5,453	75,088

Industrial Conglomerates - 2.5%
3M Co.(a)	4,286	704,276
Danaher Corp.	4,195	359,553
General Electric Co.(a)	95,307	2,408,408
Roper Industries, Inc.	535	83,647

Total Industrial Conglomerates		3,555,884

Insurance - 3.5%
Aflac, Inc.(a)	6,691	408,753
Alleghany Corp.*(a)	156	72,306
Allstate Corp. (The)	5,047	354,552
American International Group, Inc.	17,078	956,539
Arthur J. Gallagher & Co.	863	40,630
Chubb Corp. (The)(a)	2,425	250,915
Cincinnati Financial Corp.(a)	1,173	60,797
CNA Financial Corp.(a)	2,942	113,885
Hartford Financial Services Group, Inc. (The)(a)	4,542	189,356
Lincoln National Corp.	3,437	198,212
Loews Corp.	2,956	124,211
Markel Corp.*(a)	49	33,459
Marsh & McLennan Cos., Inc.	3,484	199,424
MetLife, Inc.	13,755	744,008
Principal Financial Group, Inc.	2,839	147,458
Progressive Corp. (The)	5,193	140,159
Prudential Financial, Inc.	2,470	223,436
Torchmark Corp.(a)	1,408	76,271
Travelers Cos., Inc. (The)(a)	4,677	495,060
Unum Group(a)	3,683	128,463

Total Insurance		4,957,894

Internet & Catalog Retail - 0.4%
Expedia, Inc.(a)	678	57,874
Liberty Interactive Corp. Class A*	2,291	67,401
Netflix, Inc.*(a)	86	29,379
Priceline Group Inc. (The)*(a)	282	321,539
TripAdvisor, Inc.*(a)	334	24,936

Total Internet & Catalog Retail		501,129

Internet Software & Services - 1.8%
Akamai Technologies, Inc.*(a)	742	46,716
Equinix, Inc.(a)	75	17,005
Facebook, Inc. Class A*	4,688	365,758
Google, Inc. Class A*	3,516	1,865,801
VeriSign, Inc.*(a)	1,307	74,499
Yahoo!, Inc.*(a)	2,665	134,609

Total Internet Software & Services		2,504,388

IT Services - 3.4%
Alliance Data Systems Corp.*	266	76,089
Automatic Data Processing, Inc.(a)	2,445	203,840
Cognizant Technology Solutions Corp. Class A*	3,696	194,631
Computer Sciences Corp.(a)	1,515	95,521
Fidelity National Information Services, Inc.	1,327	82,539
Fiserv, Inc.*(a)	1,389	98,577
FleetCor Technologies, Inc.*	306	45,505
Gartner, Inc.*(a)	274	23,074
International Business Machines Corp.(a)	14,765	2,368,897
MasterCard, Inc. Class A	5,584	481,117
Paychex, Inc.(a)	1,870	86,338
Visa, Inc. Class A(a)	3,019	791,582
Western Union Co. (The)(a)	6,782	121,466
Xerox Corp.	11,687	161,982

Total IT Services		4,831,158

Leisure Products - 0.2%
Hasbro, Inc.(a)	935	51,416
Mattel, Inc.(a)	3,107	96,146
Polaris Industries, Inc.(a)	388	58,681

Total Leisure Products		206,243

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,678	68,697
Illumina, Inc.*(a)	165	30,456
Mettler-Toledo International, Inc.*(a)	158	47,789
Quintiles Transnational Holdings, Inc.*	749	44,094
Thermo Fisher Scientific, Inc.	1,178	147,591
Waters Corp.*(a)	545	61,432

Total Life Sciences Tools & Services		400,059

Machinery - 1.6%
Caterpillar, Inc.(a)	6,258	572,795
Cummins, Inc.(a)	1,521	219,283
Deere & Co.(a)	4,962	438,988
Dover Corp.(a)	1,637	117,406
Flowserve Corp.	1,197	71,616
Illinois Tool Works, Inc.	2,691	254,838

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2014

Investments	Shares	Value
PACCAR, Inc.(a)	2,528	$171,929
Pall Corp.(a)	535	54,147
Parker-Hannifin Corp.(a)	1,100	141,845
Snap-on, Inc.	460	62,900
Stanley Black & Decker, Inc.	934	89,739
Wabtec Corp.(a)	507	44,053

Total Machinery		2,239,539

Media - 3.5%
CBS Corp. Class B Non-Voting Shares(a)	3,832	212,063
Comcast Corp. Class A(a)	16,994	985,822
DIRECTV*	4,555	394,918
DISH Network Corp. Class A*(a)	1,525	111,157
Gannett Co., Inc.(a)	1,639	52,333
Interpublic Group of Cos., Inc. (The)	2,657	55,186
News Corp. Class A*(a)	2,752	43,179
Omnicom Group, Inc.(a)	1,825	141,383
Scripps Networks Interactive, Inc. Class A(a)	1,012	76,173
Sirius XM Holdings, Inc.*(a)	14,890	52,115
Time Warner Cable, Inc.	1,878	285,569
Time Warner, Inc.	6,436	549,763
Twenty-First Century Fox, Inc. Class A(a)	15,156	582,066
Viacom, Inc. Class B	4,390	330,348
Walt Disney Co. (The)(a)	11,087	1,044,285

Total Media		4,916,360

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	13,702	320,079
Nucor Corp.(a)	1,741	85,396

Total Metals & Mining		405,475

Multi-Utilities - 1.0%
Ameren Corp.	1,763	81,327
CenterPoint Energy, Inc.(a)	2,835	66,424
CMS Energy Corp.(a)	2,252	78,257
Consolidated Edison, Inc.(a)	2,905	191,759
Dominion Resources, Inc.(a)	466	35,835
DTE Energy Co.	1,291	111,504
NiSource, Inc.	1,899	80,556
PG&E Corp.(a)	3,793	201,939
Public Service Enterprise Group, Inc.	4,355	180,341
SCANA Corp.(a)	1,332	80,453
Sempra Energy(a)	1,428	159,022
Wisconsin Energy Corp.(a)	1,552	81,852

Total Multi-Utilities		1,349,269

Multiline Retail - 0.7%
Dollar General Corp.*	2,055	145,288
Dollar Tree, Inc.*	1,257	88,468
Family Dollar Stores, Inc.(a)	537	42,536
Kohl’s Corp.(a)	2,031	123,972
Macy’s, Inc.(a)	3,504	230,388
Nordstrom, Inc.(a)	1,386	110,034
Target Corp.(a)	2,947	223,707

Total Multiline Retail		964,393

Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.	2,714	223,905
Apache Corp.(a)	398	24,943
Cabot Oil & Gas Corp.(a)	1,702	50,396
Chesapeake Energy Corp.(a)	3,011	58,925
Chevron Corp.(a)	27,395	3,073,171
Cimarex Energy Co.(a)	834	88,404
Concho Resources, Inc.*	772	77,007
ConocoPhillips(a)	15,591	1,076,714
Continental Resources, Inc.*(a)	4,105	157,468
Devon Energy Corp.	3,829	234,373
EOG Resources, Inc.(a)	4,720	434,570
EQT Corp.(a)	697	52,763
Exxon Mobil Corp.(a)	56,606	5,233,225
Hess Corp.(a)	3,750	276,825
HollyFrontier Corp.(a)	2,222	83,281
Kinder Morgan, Inc.(a)	3,974	168,140
Marathon Oil Corp.	7,816	221,115
Marathon Petroleum Corp.	3,780	341,183
Murphy Oil Corp.(a)	2,266	114,478
Noble Energy, Inc.(a)	2,594	123,033
Occidental Petroleum Corp.(a)	8,570	690,828
ONEOK, Inc.(a)	965	48,047
Phillips 66	7,576	543,199
Range Resources Corp.(a)	431	23,037
Southwestern Energy Co.*(a)	3,415	93,195
Spectra Energy Corp.(a)	3,919	142,260
Tesoro Corp.(a)	1,194	88,774
Valero Energy Corp.	10,252	507,474
Williams Cos., Inc. (The)	6,221	279,572

Total Oil, Gas & Consumable Fuels		14,530,305

Paper & Forest Products - 0.1%
International Paper Co.(a)	3,843	205,908

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A(a)	2,079	158,420

Pharmaceuticals - 4.3%
AbbVie, Inc.	7,786	509,516
Allergan, Inc.	907	192,819
Bristol-Myers Squibb Co.(a)	5,652	333,638
Eli Lilly & Co.(a)	5,376	370,890
Hospira, Inc.*	691	42,324
Johnson & Johnson	21,747	2,274,084
Merck & Co., Inc.	10,850	616,171
Mylan, Inc.*(a)	2,270	127,960
Pfizer, Inc.	47,513	1,480,030
Zoetis, Inc.	1,768	76,077

Total Pharmaceuticals		6,023,509

Professional Services - 0.1%
Equifax, Inc.(a)	571	46,177
IHS, Inc. Class A*	191	21,751
Robert Half International, Inc.	636	37,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2014

Investments	Shares	Value
Towers Watson & Co. Class A(a)	399	$45,155
Verisk Analytics, Inc. Class A*	711	45,539

Total Professional Services		195,752

Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.(a)	1,043	103,101
AvalonBay Communities, Inc.(a)	467	76,303
Boston Properties, Inc.(a)	306	39,379
Brixmor Property Group, Inc.	191	4,745
Crown Castle International Corp.	282	22,193
Digital Realty Trust, Inc.	423	28,045
Equity Residential	849	60,992
Essex Property Trust, Inc.(a)	50	10,330
Federal Realty Investment Trust(a)	124	16,549
General Growth Properties, Inc.(a)	1,195	33,615
HCP, Inc.	2,846	125,309
Health Care REIT, Inc.(a)	447	33,825
Host Hotels & Resorts, Inc.	2,505	59,544
Iron Mountain, Inc.(a)	1,241	47,977
Kimco Realty Corp.(a)	1,458	36,654
Macerich Co. (The)	157	13,095
Plum Creek Timber Co., Inc.(a)	670	28,669
Prologis, Inc.	621	26,722
Public Storage	687	126,992
Realty Income Corp.(a)	468	22,328
Simon Property Group, Inc.	1,057	192,490
SL Green Realty Corp.(a)	342	40,705
UDR, Inc.(a)	279	8,599
Ventas, Inc.(a)	911	65,319
Weyerhaeuser Co.(a)	2,418	86,782

Total Real Estate Investment Trusts (REITs)		1,310,262

Real Estate Management & Development - 0.0%
CBRE Group, Inc. Class A*	1,802	61,719

Road & Rail - 1.0%
CSX Corp.	7,506	271,942
Hertz Global Holdings, Inc.*	2,093	52,199
JB Hunt Transport Services, Inc.(a)	586	49,371
Kansas City Southern(a)	562	68,581
Norfolk Southern Corp.(a)	2,723	298,468
Union Pacific Corp.	5,968	710,968

Total Road & Rail		1,451,529

Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.(a)	1,779	65,716
Analog Devices, Inc.	1,592	88,388
Applied Materials, Inc.(a)	6,232	155,301
Broadcom Corp. Class A	1,426	61,789
Intel Corp.(a)	40,099	1,455,193
KLA-Tencor Corp.(a)	1,125	79,110
Lam Research Corp.	1,040	82,514
Linear Technology Corp.(a)	1,387	63,247
Maxim Integrated Products, Inc.(a)	1,731	55,167
Microchip Technology, Inc.(a)	1,178	53,140
Micron Technology, Inc.*(a)	12,229	428,137
NVIDIA Corp.(a)	4,090	82,005
Skyworks Solutions, Inc.	844	61,367
Texas Instruments, Inc.(a)	6,222	332,659
Xilinx, Inc.(a)	1,925	83,333

Total Semiconductors & Semiconductor Equipment		3,147,066

Software - 3.8%
Activision Blizzard, Inc.	4,567	92,025
Adobe Systems, Inc.*(a)	500	36,350
ANSYS, Inc.*(a)	413	33,866
Autodesk, Inc.*	364	21,862
CA, Inc.	3,646	111,021
Citrix Systems, Inc.*	553	35,281
Electronic Arts, Inc.*	1,131	53,174
Intuit, Inc.(a)	1,246	114,869
Microsoft Corp.	60,838	2,825,925
Oracle Corp.	37,186	1,672,254
Red Hat, Inc.*(a)	349	24,130
Symantec Corp.	5,239	134,407
VMware, Inc. Class A*(a)	1,545	127,493

Total Software		5,282,657

Specialty Retail - 2.2%
Advance Auto Parts, Inc.(a)	410	65,305
AutoNation, Inc.*(a)	881	53,221
AutoZone, Inc.*	246	152,301
Bed Bath & Beyond, Inc.*(a)	1,854	141,219
Best Buy Co., Inc.	3,642	141,965
CarMax, Inc.*(a)	1,259	83,824
Foot Locker, Inc.(a)	1,131	63,539
Gap, Inc. (The)(a)	4,239	178,504
Home Depot, Inc. (The)	7,980	837,661
L Brands, Inc.(a)	1,617	139,951
Lowe’s Cos., Inc.	5,363	368,974
O’Reilly Automotive, Inc.*(a)	548	105,556
PetSmart, Inc.(a)	689	56,012
Ross Stores, Inc.	1,368	128,948
Staples, Inc.(a)	4,889	88,589
Tiffany & Co.(a)	700	74,802
TJX Cos., Inc. (The)	4,514	309,570
Tractor Supply Co.(a)	630	49,657
Ulta Salon Cosmetics & Fragrance, Inc.*	240	30,682
Williams-Sonoma, Inc.	513	38,824

Total Specialty Retail		3,109,104

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	48,958	5,403,984
EMC Corp.(a)	12,480	371,155
Hewlett-Packard Co.	17,848	716,240
NetApp, Inc.	2,062	85,470
SanDisk Corp.(a)	1,595	156,278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2014

Investments	Shares	Value
Western Digital Corp.(a)	2,074	$229,592

Total Technology Hardware, Storage & Peripherals		6,962,719

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.(a)	2,561	96,191
Hanesbrands, Inc.	462	51,568
NIKE, Inc. Class B	4,086	392,869
PVH Corp.	344	44,090
Ralph Lauren Corp.(a)	548	101,468
Under Armour, Inc. Class A*(a)	414	28,111
VF Corp.(a)	2,535	189,872

Total Textiles, Apparel & Luxury Goods		904,169

Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.(a)	3,549	56,784

Tobacco - 1.4%
Altria Group, Inc.	12,155	598,877
Lorillard, Inc.	2,534	159,490
Philip Morris International, Inc.	12,614	1,027,410
Reynolds American, Inc.	3,316	213,119

Total Tobacco		1,998,896

Trading Companies & Distributors - 0.2%
Fastenal Co.(a)	1,359	64,634
United Rentals, Inc.*(a)	635	64,776
W.W. Grainger, Inc.(a)	440	112,152

Total Trading Companies & Distributors		241,562

Water Utilities - 0.0%
American Water Works Co., Inc.(a)	1,083	57,724

Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.*(a)	586	15,787

TOTAL COMMON STOCKS (Cost: $115,801,308)		139,996,885

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 21.9%

United States - 21.9%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $30,651,618)(c)	30,651,618	30,651,618

TOTAL INVESTMENTS IN SECURITIES - 121.7% (Cost: $146,452,926)		170,648,503
Liabilities in Excess of Cash and Other Assets - (21.7)%		(30,439,857)

NET ASSETS - 100.0%		$140,208,646

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)

At December 31, 2014, the total market value of the Fund’s securities on loan was $36,359,267 and the total market value of the collateral held by the Fund was $37,171,944. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,520,326.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 100.0%

Brazil - 16.5%
Ambev S.A.	221,842	$1,364,501
Arteris S.A.	13,300	62,042
BB Seguridade Participacoes S.A.	15,800	191,155
CCR S.A.	22,800	132,175
CVC Brasil Operadora e Agencia de Viagens S.A.	4,300	25,073
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	21,800	90,704
Estacio Participacoes S.A.	4,700	42,116
Ez Tec Empreendimentos e Participacoes S.A.	15,700	129,938
Grendene S.A.	9,900	56,982
Guararapes Confeccoes S.A.	1,800	56,203
Localiza Rent a Car S.A.	4,400	59,109
Lojas Americanas S.A.	15,400	75,893
Lojas Renner S.A.	2,900	83,426
M. Dias Branco S.A.	800	27,387
Magazine Luiza S.A.	11,500	33,355
MRV Engenharia e Participacoes S.A.	7,300	20,597
Natura Cosmeticos S.A.	6,600	79,080
Porto Seguro S.A.	11,200	128,087
Ser Educacional S.A.	3,100	34,508
Sonae Sierra Brasil S.A.	3,800	23,587
Souza Cruz S.A.	29,400	213,681
Tecnisa S.A.	37,200	53,879
Tractebel Energia S.A.	11,800	150,175
Via Varejo S.A.*	20,100	157,053

Total Brazil		3,290,706

Chile - 3.0%
Administradora de Fondos de Pensiones Habitat S.A.	10,316	15,475
Cencosud S.A.	68,290	170,396
Cia Cervecerias Unidas S.A.	9,320	88,166
S.A.C.I. Falabella	48,282	323,927

Total Chile		597,964

China - 26.2%
Air China Ltd. Class H	48,000	38,809
Anhui Expressway Co., Ltd. Class H	34,000	22,886
Baidu, Inc. ADR*	1,224	279,035
Bank of Chongqing Co., Ltd. Class H	89,500	69,132
China Cinda Asset Management Co., Ltd. Class H*	509,000	248,105
China Life Insurance Co., Ltd. Class H	215,000	844,214
China Pacific Insurance Group Co., Ltd. Class H	63,600	323,132
China Southern Airlines Co., Ltd. Class H	74,000	35,211
Chongqing Rural Commercial Bank Co., Ltd. Class H(a)	371,900	231,633
Datang International Power Generation Co., Ltd. Class H	156,000	83,886
Dongfeng Motor Group Co., Ltd. Class H	276,000	390,785
Fuguiniao Co., Ltd. Class H	10,000	12,315
Great Wall Motor Co., Ltd. Class H	81,500	463,471
Guangzhou Automobile Group Co., Ltd. Class H	112,000	101,965
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H†	8,000	24,191
Guangzhou R&F Properties Co., Ltd. Class H(a)	164,400	201,185
Haitong Securities Co., Ltd. Class H(a)	57,600	144,987
Hisense Kelon Electrical Holdings Co., Ltd. Class H*	51,000	45,049
Huaneng Power International, Inc. Class H	226,000	305,419
Huishang Bank Class H	160,000	72,007
Livzon Pharmaceutical Group, Inc. Class H	1,800	10,991
NetEase, Inc. ADR(a)	1,230	121,942
New China Life Insurance Co., Ltd. Class H	32,700	165,084
Ping An Insurance Group Co. of China Ltd. Class H	77,000	785,405
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(a)	19,478	70,077
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	25,600	57,770
SouFun Holdings Ltd. ADR(a)	4,073	30,099
Tsingtao Brewery Co., Ltd. Class H	2,000	13,566
Wumart Stores, Inc. Class H(a)	36,000	30,825
Xinhua Winshare Publishing and Media Co., Ltd. Class H	22,000	17,476

Total China		5,240,652

India - 3.0%
Apollo Tyres Ltd.	30,500	107,847
Bajaj Auto Ltd.	2,316	89,248
Hindustan Unilever Ltd.	10,121	121,874
Tata Motors Ltd. ADR(a)	5,415	228,946
Zee Entertainment Enterprises Ltd.	9,832	59,306

Total India		607,221

Indonesia - 8.5%
Ace Hardware Indonesia Tbk PT	279,000	17,684
Astra International Tbk PT	1,078,600	646,637
Bank Danamon Indonesia Tbk PT	247,600	90,463
Bank Negara Indonesia Persero Tbk PT	354,200	174,455
Bekasi Fajar Industrial Estate Tbk PT	413,200	24,355
Bumi Serpong Damai Tbk PT	423,100	61,663
Ciputra Development Tbk PT	157,900	15,937
Erajaya Swasembada Tbk PT*	111,300	9,795
Gudang Garam Tbk PT	37,900	185,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2014

Investments	Shares	Value
Indofood CBP Sukses Makmur Tbk PT	60,000	$63,464
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	345,200	17,002
Lippo Cikarang Tbk PT*	5,900	4,954
Media Nusantara Citra Tbk PT	192,000	39,377
Modernland Realty Tbk PT	986,800	41,432
Panin Financial Tbk PT*	1,102,000	26,605
Summarecon Agung Tbk PT	174,000	21,355
Surya Citra Media Tbk PT	136,000	38,434
Surya Semesta Internusa Tbk PT	431,000	37,236
Tiga Pilar Sejahtera Food Tbk	100,614	17,019
Unilever Indonesia Tbk PT	66,000	172,128

Total Indonesia		1,705,746

Malaysia - 3.7%
Aeon Co. M Bhd	13,500	12,162
Astro Malaysia Holdings Bhd	56,800	49,222
British American Tobacco Malaysia Bhd	3,800	70,751
Genting Bhd	92,800	235,417
Genting Malaysia Bhd	131,800	153,418
IJM Land Bhd	33,200	31,809
Kulim Malaysia Bhd	51,000	43,758
Mah Sing Group Bhd	19,500	12,604
MKH Bhd	3,700	2,794
Padini Holdings Bhd	30,500	12,736
Sunway Bhd	50,400	47,423
TIME dotCom Bhd*	15,900	22,191
UMW Holdings Bhd	13,600	42,630

Total Malaysia		736,915

Mexico - 3.4%
Coca-Cola Femsa S.A.B. de C.V. Series L	33,000	283,527
Consorcio ARA S.A.B. de C.V.*(a)	42,400	18,669
Controladora Comercial Mexicana S.A.B. de C.V.(a)	21,100	74,696
Corp. Inmobiliaria Vesta S.A.B. de C.V.	3,600	7,151
Grupo Herdez S.A.B. de C.V.	9,500	22,842
Grupo Sanborns S.A.B. de C.V.	54,800	85,436
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	44,400	96,664
Megacable Holdings S.A.B. de C.V. Series CPO	14,716	57,447
TV Azteca S.A.B. de C.V. Series CPO	64,000	26,920

Total Mexico		673,352

Philippines - 1.7%
Jollibee Foods Corp.	6,330	30,424
LT Group, Inc.	194,900	52,894
Metropolitan Bank & Trust Co.	46,750	86,743
Robinsons Retail Holdings, Inc.	19,240	32,560
Travellers International Hotel Group, Inc.*	91,500	16,773
Universal Robina Corp.	26,920	117,953

Total Philippines		337,347

Poland - 0.1%
CCC S.A.	611	22,964

Russia - 2.0%
Magnit PJSC GDR Reg S	5,335	242,209
MegaFon OAO GDR Reg S	11,413	157,271

Total Russia		399,480

South Africa - 10.2%
Adcock Ingram Holdings Ltd.	5,356	22,686
Capitec Bank Holdings Ltd.	1,886	55,429
City Lodge Hotels Ltd.	863	8,963
Clicks Group Ltd.	5,567	38,978
Distell Group Ltd.(a)	5,198	61,084
Famous Brands Ltd.	2,915	29,067
Foschini Group Ltd. (The)(a)	7,400	85,227
Hudaco Industries Ltd.	4,194	35,129
Imperial Holdings Ltd.	5,497	87,904
Life Healthcare Group Holdings Ltd.	8,805	32,545
Mr. Price Group Ltd.	5,150	104,614
MTN Group Ltd.	24,237	463,863
Pick n Pay Holdings Ltd.	18,453	37,484
Pick n Pay Stores Ltd.	6,910	31,430
Resilient Property Income Fund Ltd.	7,885	57,246
RMB Holdings Ltd.	24,073	133,883
Shoprite Holdings Ltd.	8,769	127,524
SPAR Group Ltd. (The)	5,787	80,717
Super Group Ltd.*	11,631	34,384
Tiger Brands Ltd.	2,674	85,073
Truworths International Ltd.	9,211	61,530
Tsogo Sun Holdings Ltd.	35,636	89,331
Vodacom Group Ltd.(a)	17,505	194,331
Woolworths Holdings Ltd.	10,941	72,916

Total South Africa		2,031,338

South Korea - 4.1%
Amorepacific Corp.	29	58,573
CJ Hellovision Co., Ltd.	2,224	19,708
Grand Korea Leisure Co., Ltd.	1,442	42,309
Hanssem Co., Ltd.	25	2,604
Kangwon Land, Inc.	3,151	87,150
KT Skylife Co., Ltd.	1,650	27,546
KT&G Corp.	2,379	164,711
LF Corp.	1,086	29,542
Modetour Network, Inc.	490	10,788
Muhak Co., Ltd.	1,178	40,244
NAVER Corp.	465	301,215
Nexen Tire Corp.	3,504	40,646

Total South Korea		825,036

Taiwan - 2.5%
Cathay Real Estate Development Co., Ltd.	60,000	32,182
Cheng Shin Rubber Industry Co., Ltd.	105,000	247,200
Grape King Bio Ltd.	2,000	8,037
Kenda Rubber Industrial Co., Ltd.	23,000	46,507
Merida Industry Co., Ltd.	6,000	40,725
President Chain Store Corp.	12,000	92,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2014

Investments	Shares	Value
Shining Building Business Co., Ltd.*	7,000	$4,120
Sinyi Realty, Inc.	29,000	33,586

Total Taiwan		505,199

Thailand - 4.6%
Advanced Info Service PCL NVDR	30,500	232,690
Amata Corp. PCL NVDR	37,300	17,800
AP Thailand PCL NVDR	97,570	17,646
Asia Plus Securities PCL NVDR	81,100	10,057
Bangkok Expressway PCL NVDR	29,500	35,418
BEC World PCL NVDR	28,300	43,869
Big C Supercenter PCL NVDR	12,000	86,444
BTS Group Holdings PCL NVDR	199,000	58,369
CP ALL PCL NVDR	97,700	126,208
Erawan Group PCL (The) NVDR	59,700	8,420
GFPT PCL NVDR	14,500	7,845
Hemaraj Land and Development PCL NVDR	163,900	21,920
Home Product Center PCL NVDR	128,306	32,174
Jasmine International PCL NVDR	136,100	30,405
Major Cineplex Group PCL NVDR	14,400	12,146
Minor International PCL NVDR	31,200	30,821
RS PCL NVDR	29,600	15,115
Supalai PCL NVDR	35,600	26,078
Thai Vegetable Oil PCL NVDR	48,600	31,464
TICON Industrial Connection PCL NVDR	22,000	12,103
Total Access Communication PCL NVDR	17,400	51,037

Total Thailand		908,029

Turkey - 10.5%
Akfen Gayrimenkul Yatirim Ortakligi AS*	60,360	40,279
Anadolu Efes Biracilik ve Malt Sanayii AS*	9,485	92,101
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	2,873	28,696
BIM Birlesik Magazalar AS	2,678	57,277
Bizim Toptan Satis Magazalari AS	2,712	22,158
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	4,465	18,737
Coca-Cola Icecek AS	4,236	91,506
Dogus Otomotiv Servis ve Ticaret AS	6,938	35,465
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	87,296	103,437
Ford Otomotiv Sanayi AS	9,261	128,947
Goodyear Lastikleri TAS	510	19,831
Is Gayrimenkul Yatirim Ortakligi AS	6,751	4,101
NET Holding AS*	25,664	43,583
Otokar Otomotiv ve Savunma Sanayi AS	386	14,324
Teknosa Ic Ve Dis Ticaret AS	6,999	28,382
Tofas Turk Otomobil Fabrikasi AS	12,990	88,628
Turk Telekomunikasyon AS	39,692	123,435
Turkcell Iletisim Hizmetleri AS*	46,759	286,024
Turkiye Halk Bankasi AS	39,322	233,804
Turkiye Sinai Kalkinma Bankasi AS	30,980	26,769
Turkiye Vakiflar Bankasi Tao Class D	93,710	195,618
Ulker Biskuvi Sanayi AS	5,371	42,619
Yapi ve Kredi Bankasi AS	178,681	373,757

Total Turkey		2,099,478

TOTAL COMMON STOCKS (Cost: $19,263,819)		19,981,427

WARRANTS - 0.0%

Thailand - 0.0%
Sansiri PCL, expiring 11/24/17* (Cost: $0)	72,633	684

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.6%

United States - 5.6%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $1,115,182)(c)	1,115,182	1,115,182

TOTAL INVESTMENTS IN SECURITIES - 105.6% (Cost: $20,379,001)		21,097,293
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.6)%		(1,110,737)

NET ASSETS - 100.0%		$19,986,556

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $24,191, which represents 0.1% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)

At December 31, 2014, the total market value of the Fund’s securities on loan was $1,077,233 and the total market value of the collateral held by the Fund was $1,132,142. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $16,960.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 96.7%

Brazil - 16.3%
Ambev S.A.	298,235	$1,834,377
Arezzo Industria e Comercio S.A.	2,424	24,585
BB Seguridade Participacoes S.A.	76,318	923,326
CCR S.A.	80,284	465,419
CETIP S.A. - Mercados Organizados	12,354	149,649
Cielo S.A.	50,025	784,193
Direcional Engenharia S.A.	9,584	29,240
Estacio Participacoes S.A.	2,540	22,761
Ez Tec Empreendimentos e Participacoes S.A.	8,314	68,809
Iochpe-Maxion S.A.	578	2,653
Localiza Rent a Car S.A.	3,348	44,977
Lojas Renner S.A.	2,238	64,382
M. Dias Branco S.A.	1,732	59,293
MRV Engenharia e Participacoes S.A.	19,744	55,707
Natura Cosmeticos S.A.	19,771	236,892
Odontoprev S.A.	22,863	84,805
Santos Brasil Participacoes S.A.	13,856	72,976
Souza Cruz S.A.	79,966	581,199
Tractebel Energia S.A.	20,436	260,082
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	2,078	33,145
WEG S.A.	13,549	155,970

Total Brazil		5,954,440

Chile - 0.5%
Administradora de Fondos de Pensiones Habitat S.A.	28,182	42,277
Cia Cervecerias Unidas S.A.	9,306	88,033
Forus S.A.	8,668	35,429

Total Chile		165,739

China - 2.5%
Anhui Conch Cement Co., Ltd. Class H(a)	23,500	88,032
Dongfeng Motor Group Co., Ltd. Class H	162,000	229,374
Fuguiniao Co., Ltd. Class H	37,200	45,811
Great Wall Motor Co., Ltd. Class H	34,500	196,193
Guangzhou Automobile Group Co., Ltd. Class H	70,000	63,728
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	12,000	23,211
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	49,300	39,797
Tong Ren Tang Technologies Co., Ltd. Class H	26,000	33,594
Wumart Stores, Inc. Class H(a)	62,000	53,087
Zhaojin Mining Industry Co., Ltd. Class H(a)	112,000	56,471
Zhuzhou CSR Times Electric Co., Ltd. Class H	15,864	92,567

Total China		921,865

India - 1.3%
Infosys Ltd. ADR(a)	11,622	365,628
Tata Motors Ltd. ADR(a)	1,557	65,830
Wipro Ltd. ADR(a)	4,560	51,619

Total India		483,077

Indonesia - 12.7%
Adaro Energy Tbk PT	923,500	77,549
AKR Corporindo Tbk PT	76,500	25,449
Astra Agro Lestari Tbk PT	31,200	61,090
Astra International Tbk PT	1,371,000	821,936
Bank Rakyat Indonesia Persero Tbk PT	562,900	529,494
Bumi Serpong Damai Tbk PT	253,300	36,916
Charoen Pokphand Indonesia Tbk PT	240,100	73,280
Ciputra Development Tbk PT	293,700	29,643
Gudang Garam Tbk PT	31,700	155,365
Harum Energy Tbk PT	298,400	39,995
Holcim Indonesia Tbk PT	265,800	46,893
Indocement Tunggal Prakarsa Tbk PT	164,500	332,055
Indofood CBP Sukses Makmur Tbk PT	76,700	81,128
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,078,500	53,120
Jasa Marga Persero Tbk PT	119,500	68,024
Kalbe Farma Tbk PT	347,131	51,292
Media Nusantara Citra Tbk PT	276,734	56,754
Perusahaan Gas Negara Persero Tbk PT	890,100	431,215
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	165,967	25,327
Semen Indonesia Persero Tbk PT	147,800	193,327
Summarecon Agung Tbk PT	288,100	35,358
Surya Citra Media Tbk PT	304,100	85,939
Tambang Batubara Bukit Asam Persero Tbk PT	95,300	96,185
Telekomunikasi Indonesia Persero Tbk PT	2,969,500	686,929
Timah Persero Tbk PT	467,000	46,379
Tower Bersama Infrastructure Tbk PT	46,300	36,262
Unilever Indonesia Tbk PT	142,200	370,857
Vale Indonesia Tbk PT	115,900	33,923
XL Axiata Tbk PT	105,800	41,560

Total Indonesia		4,623,244

Malaysia - 2.7%
Berjaya Sports Toto Bhd	62,400	62,641
British American Tobacco Malaysia Bhd	14,800	275,556
Bumi Armada Bhd*	161,600	50,377
Dayang Enterprise Holdings Bhd	33,100	27,453
Dialog Group Bhd	39,844	17,093
Hartalega Holdings Bhd	10,200	20,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

December 31, 2014

Investments	Shares	Value
IJM Land Bhd	29,500	$28,264
Mah Sing Group Bhd	48,400	31,284
Petronas Gas Bhd	52,600	333,367
Westports Holdings Bhd	158,500	152,312

Total Malaysia		998,855

Mexico - 2.3%
Controladora Comercial Mexicana S.A.B. de C.V.	22,284	78,887
Grupo Mexico S.A.B. de C.V. Series B	174,161	505,950
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	106,842	232,607
TV Azteca S.A.B. de C.V. Series CPO	86,594	36,424

Total Mexico		853,868

Philippines - 2.4%
Aboitiz Power Corp.	313,600	300,753
DMCI Holdings, Inc.	464,240	162,937
Energy Development Corp.	222,800	40,842
Jollibee Foods Corp.	10,190	48,977
Semirara Mining and Power Co.	40,030	127,072
Universal Robina Corp.	43,510	190,643

Total Philippines		871,224

Poland - 0.9%
Eurocash S.A.	4,619	49,415
KGHM Polska Miedz S.A.	8,832	270,654

Total Poland		320,069

Russia - 4.8%
Magnit PJSC GDR Reg S	6,801	308,765
MegaFon OAO GDR Reg S	33,998	468,493
NovaTek OAO GDR Reg S	7,424	582,042
PhosAgro OAO GDR Reg S	16,115	164,373
Uralkali PJSC GDR Reg S	19,166	225,967

Total Russia		1,749,640

South Africa - 17.4%
Aspen Pharmacare Holdings Ltd.	2,853	100,125
AVI Ltd.	20,210	136,437
Capitec Bank Holdings Ltd.	3,118	91,637
Clicks Group Ltd.	11,273	78,929
Exxaro Resources Ltd.	17,686	158,228
Foschini Group Ltd. (The)	11,484	132,264
Life Healthcare Group Holdings Ltd.	35,999	133,058
Massmart Holdings Ltd.	4,964	61,274
Mr. Price Group Ltd.	6,438	130,777
MTN Group Ltd.	87,455	1,673,769
Naspers Ltd. Class N	1,584	207,451
Pick n Pay Stores Ltd.	10,146	46,149
Pioneer Foods Ltd.	5,540	68,479
PPC Ltd.	999	2,375
Reunert Ltd.	14,662	76,930
RMB Holdings Ltd.	58,640	326,128
Sasol Ltd.	25,479	949,256
Shoprite Holdings Ltd.	11,776	171,254
SPAR Group Ltd. (The)	9,957	138,879
Tiger Brands Ltd.	6,382	203,043
Truworths International Ltd.	24,239	161,918
Vodacom Group Ltd.	96,522	1,071,535
Woolworths Holdings Ltd.	32,195	214,564

Total South Africa		6,334,459

South Korea - 2.3%
Amorepacific Corp.	19	38,375
Grand Korea Leisure Co., Ltd.	1,454	42,662
Hyundai Glovis Co., Ltd.	225	59,671
Kangwon Land, Inc.	4,942	136,684
Korea Zinc Co., Ltd.	300	110,131
LG Chem Ltd.	1,294	213,086
LG Household & Health Care Ltd.	158	89,555
NAVER Corp.	43	27,854
S-1 Corp.	673	43,595
SK C&C Co., Ltd.	348	67,596

Total South Korea		829,209

Taiwan - 16.2%
Advanced Semiconductor Engineering, Inc.	273,000	329,134
Advantech Co., Ltd.	16,000	118,727
Catcher Technology Co., Ltd.	13,000	101,402
Cathay Real Estate Development Co., Ltd.	91,000	48,809
Chicony Electronics Co., Ltd.	40,000	112,018
China Steel Chemical Corp.	4,000	19,619
Chong Hong Construction Co., Ltd.	25,000	53,636
Delta Electronics, Inc.	76,000	453,326
Eclat Textile Co., Ltd.	6,000	60,945
Elan Microelectronics Corp.	25,000	38,012
Formosa International Hotels Corp.	3,000	32,087
Giant Manufacturing Co., Ltd.	10,000	88,918
Kinsus Interconnect Technology Corp.	15,000	50,076
Largan Precision Co., Ltd.	1,000	75,786
Makalot Industrial Co., Ltd.	10,000	53,478
MediaTek, Inc.	56,000	818,682
Merida Industry Co., Ltd.	9,000	61,088
Novatek Microelectronics Corp.	27,000	152,079
President Chain Store Corp.	24,000	185,684
Radiant Opto-Electronics Corp.	29,000	93,143
Richtek Technology Corp.	11,000	58,477
Ruentex Development Co., Ltd.	93,000	148,320
Ruentex Industries Ltd.	77,000	162,518
ScinoPharm Taiwan Ltd.	18,000	31,897
Siliconware Precision Industries Co., Ltd.	146,000	221,527
Taiwan Semiconductor Manufacturing Co., Ltd.	462,291	2,062,624
TSRC Corp.	61,000	65,532
Yulon Nissan Motor Co., Ltd.	19,000	200,209

Total Taiwan		5,897,753

Thailand - 11.0%
Advanced Info Service PCL NVDR	157,400	1,200,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

December 31, 2014

Investments	Shares	Value
Bangkok Dusit Medical Services PCL NVDR	240,200	$125,576
BEC World PCL NVDR	107,300	166,331
Big C Supercenter PCL NVDR	11,100	79,960
Bumrungrad Hospital PCL NVDR	22,862	97,980
Central Pattana PCL NVDR	24,416	33,767
Charoen Pokphand Foods PCL NVDR	179,374	148,570
CP ALL PCL NVDR	140,100	180,980
Delta Electronics Thailand PCL NVDR	61,300	131,357
Dynasty Ceramic PCL NVDR	22,800	39,155
Hemaraj Land and Development PCL NVDR	431,700	57,735
Intouch Holdings PCL NVDR	167,100	399,973
Jasmine International PCL NVDR	308,200	68,853
LPN Development PCL NVDR	56,200	37,580
Minor International PCL NVDR	90,000	88,906
Robinson Department Store PCL NVDR	28,900	39,529
Samart Corp. PCL NVDR	31,800	37,938
Siam Cement PCL (The) NVDR	28,344	385,961
Siam City Cement PCL NVDR	9,300	122,681
Sino-Thai Engineering & Construction PCL NVDR	37,000	26,204
Sriracha Construction PCL NVDR	29,600	26,766
STP & I PCL NVDR	45,100	26,320
Supalai PCL NVDR	50,400	36,919
Thai Union Frozen Products PCL NVDR	40,000	110,030
Total Access Communication PCL NVDR	106,400	312,085
VGI Global Media PCL NVDR	92,590	33,209

Total Thailand		4,015,198

Turkey - 3.4%
Akcansa Cimento AS	12,887	85,996
Aselsan Elektronik Sanayi ve Ticaret AS	4,571	23,464
BIM Birlesik Magazalar AS	6,111	130,703
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	18,562	77,892
Koza Altin Isletmeleri AS	7,210	48,113
Tofas Turk Otomobil Fabrikasi AS	26,975	184,045
Turk Telekomunikasyon AS	161,027	500,766
Turk Traktor ve Ziraat Makineleri AS	4,513	148,358
Ulker Biskuvi Sanayi AS	5,197	41,238

Total Turkey		1,240,575

TOTAL COMMON STOCKS (Cost: $36,138,407)		35,259,215

EXCHANGE-TRADED NOTE - 3.2%

United States - 3.2%
iPath MSCI India Index ETN* (Cost: $1,010,387)	16,735	1,165,593

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $528,827)(c)	528,827	528,827

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $37,677,621)		36,953,635
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.4)%		(509,405)

NET ASSETS - 100.0%		$36,444,230

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)

At December 31, 2014, the total market value of the Fund’s securities on loan was $547,949 and the total market value of the collateral held by the Fund was $568,482. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $39,655.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.5%

Brazil - 10.1%
AES Tiete S.A.	305,277	$1,762,848
Alupar Investimento S.A.	1,162,403	7,713,787
Banco do Brasil S.A.	3,238,545	28,959,527
BM&FBovespa S.A.	1,037,694	3,845,191
CCR S.A.	2,943,322	17,062,897
Centrais Eletricas Brasileiras S.A.	1,481,034	3,231,509
CETIP S.A. - Mercados Organizados	394,361	4,777,076
Cia de Saneamento Basico do Estado de Sao Paulo	1,105,786	7,075,999
Cia Energetica de Minas Gerais	719,449	3,735,007
Cia Siderurgica Nacional S.A.	3,404,909	7,147,465
CPFL Energia S.A.	982,609	6,834,866
EcoRodovias Infraestrutura e Logistica S.A.	2,335,478	9,365,810
EDP - Energias do Brasil S.A.	725,339	2,447,630
Even Construtora e Incorporadora S.A.	1,307,543	2,675,884
Ez Tec Empreendimentos e Participacoes S.A.	447,677	3,705,099
Fleury S.A.	545,483	3,340,781
Gafisa S.A.	2,728,854	2,258,475
Grendene S.A.	501,805	2,888,276
Iochpe-Maxion S.A.	458,880	2,106,063
Light S.A.	756,090	4,841,115
Mahle-Metal Leve S.A. Industria e Comercio	548,773	4,327,094
MRV Engenharia e Participacoes S.A.	895,125	2,525,558
Multiplus S.A.	216,706	2,608,755
Natura Cosmeticos S.A.	198,606	2,379,656
Porto Seguro S.A.	812,921	9,296,817
Souza Cruz S.A.	2,772,181	20,148,422
Tecnisa S.A.	1,482,521	2,147,207
TPI - Triunfo Participacoes e Investimentos S.A.	1,032,923	2,992,065
Transmissora Alianca de Energia Eletrica S.A.	1,610,586	11,415,033
Vale S.A.	6,964,016	57,400,342

Total Brazil		241,016,254

Chile - 1.4%
AES Gener S.A.	17,833,469	9,478,760
Banco de Chile	74,511,064	8,634,124
Banco Santander Chile	112,892,048	5,642,277
CAP S.A.	474,224	2,096,010
ENTEL Chile S.A.	79,322	796,893
Inversiones Aguas Metropolitanas S.A.	1,687,304	2,613,938
Salfacorp S.A.	2,259,813	1,710,844
Sociedad Matriz SAAM S.A.	39,064,382	3,020,352

Total Chile		33,993,198

China - 21.6%
Agricultural Bank of China Ltd. Class H	43,598,000	22,038,358
Anhui Expressway Co., Ltd. Class H	1,431,057	963,283
Bank of China Ltd. Class H	114,071,366	64,281,304
Bank of Communications Co., Ltd. Class H	43,482,287	40,595,467
Beijing Capital Land Ltd. Class H	5,586,000	2,117,751
China CITIC Bank Corp., Ltd. Class H	20,815,499	16,695,668
China Communications Construction Co., Ltd. Class H	1,853,000	2,229,378
China Communications Services Corp., Ltd. Class H	13,976,000	6,560,106
China Construction Bank Corp. Class H	135,000,054	110,891,938
China Everbright Bank Co., Ltd. Class H	9,358,000	5,092,395
China Machinery Engineering Corp. Class H	8,609,000	6,594,255
China Merchants Bank Co., Ltd. Class H	5,952,932	14,938,272
China Petroleum & Chemical Corp. Class H	39,681,799	31,981,437
China Shenhua Energy Co., Ltd. Class H	5,970,500	17,669,326
Chongqing Machinery & Electric Co., Ltd. Class H	11,410,000	1,780,318
Chongqing Rural Commercial Bank Co., Ltd. Class H	12,167,991	7,578,663
Datang International Power Generation Co., Ltd. Class H	3,958,350	2,128,516
Huadian Power International Corp., Ltd. Class H	2,514,000	2,204,453
Huaneng Power International, Inc. Class H	6,702,000	9,057,166
Huishang Bank Class H	15,919,000	7,164,202
Industrial & Commercial Bank of China Ltd. Class H	110,617,615	80,736,017
Jiangsu Expressway Co., Ltd. Class H(a)	552,906	660,220
Jiangxi Copper Co., Ltd. Class H(a)	2,370,000	4,064,682
PetroChina Co., Ltd. Class H	29,024,000	32,187,134
Shenzhen Expressway Co., Ltd. Class H	2,206,000	1,470,695
Sinopec Engineering Group Co., Ltd. Class H	2,658,000	1,796,027
Sinopec Shanghai Petrochemical Co., Ltd. Class H	5,014,000	1,467,698
Weiqiao Textile Co. Class H(a)	3,320,500	1,896,854
Wumart Stores, Inc. Class H(a)	2,160,000	1,849,475
Xinhua Winshare Publishing and Media Co., Ltd. Class H	2,064,000	1,639,521
Zhejiang Expressway Co., Ltd. Class H	8,538,398	9,920,368
Zijin Mining Group Co., Ltd. Class H(a)	12,770,000	3,622,765
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	3,236,800	2,466,777

Total China		516,340,489

Czech Republic - 1.9%
CEZ AS	1,124,451	29,014,606
Komercni banka as	43,175	8,935,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2014

Investments	Shares	Value
O2 Czech Republic AS	712,731	$7,250,538

Total Czech Republic		45,200,243

Hungary - 0.4%
MOL Hungarian Oil & Gas PLC	187,176	8,281,405

Indonesia - 1.6%
Bank Bukopin Tbk PT	18,393,200	1,113,839
Indocement Tunggal Prakarsa Tbk PT	5,613,300	11,330,844
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	56,113,300	2,763,756
Matahari Putra Prima Tbk PT	5,524,500	1,360,494
Perusahaan Gas Negara Persero Tbk PT	32,371,008	15,682,361
Surya Semesta Internusa Tbk PT	20,537,000	1,774,291
Tambang Batubara Bukit Asam Persero Tbk PT	3,024,426	3,052,509

Total Indonesia		37,078,094

Malaysia - 6.3%
Berjaya Sports Toto Bhd	2,398,500	2,407,761
Boustead Holdings Bhd	643,967	887,722
British American Tobacco Malaysia Bhd	419,097	7,803,007
Carlsberg Brewery Malaysia Bhd	110,736	371,812
DiGi.Com Bhd	11,323,047	19,980,895
Felda Global Ventures Holdings Bhd	7,753,000	4,833,845
Gas Malaysia Bhd	362,133	333,496
HAP Seng Consolidated Bhd	5,652,065	7,565,183
IOI Corp. Bhd	7,992,000	10,971,429
JCY International Bhd	6,197,300	965,974
KLCCP Stapled Group	1,413,200	2,712,018
Lafarge Malaysia Bhd	1,636,527	4,568,141
Malayan Banking Bhd	11,597,465	30,415,774
Maxis Bhd	15,337,362	30,047,456
Mudajaya Group Bhd	1,714,900	711,170
OSK Holdings Bhd	766,000	444,725
Telekom Malaysia Bhd	4,764,300	9,374,627
Tropicana Corp. Bhd	1,230,100	372,917
YTL Corp. Bhd	23,558,200	10,712,867
YTL Power International Bhd	14,158,800	5,993,143

Total Malaysia		151,473,962

Mexico - 1.3%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	971,968	4,472,843
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	734,219	4,618,585
Infraestructura Energetica Nova S.A.B. de C.V.(a)	1,539,364	7,707,394
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(a)	4,759,937	10,362,888
Megacable Holdings S.A.B. de C.V. Series CPO	769,443	3,003,698

Total Mexico		30,165,408

Philippines - 1.2%
Philippine Long Distance Telephone Co.	442,034	28,716,276

Poland - 3.7%
Asseco Poland S.A.	112,479	1,614,986
Bank Pekao S.A.	319,735	16,085,767
Energa S.A.	618,359	4,009,236
KGHM Polska Miedz S.A.	241,853	7,411,514
Lubelski Wegiel Bogdanka S.A.	80,468	2,185,232
Orange Polska S.A.	2,503,930	5,865,061
PGE Polska Grupa Energetyczna S.A.	3,558,515	18,924,648
Powszechny Zaklad Ubezpieczen S.A.	201,898	27,624,558
Synthos S.A.	1,436,984	1,662,726
Tauron Polska Energia S.A.	2,789,866	3,966,448

Total Poland		89,350,176

Russia - 15.4%
Gazprom OAO ADR	20,585,399	95,722,105
LSR Group OJSC GDR Reg S	972,505	1,517,108
Lukoil OAO ADR	1,745,658	69,477,188
MegaFon OAO GDR Reg S	1,162,335	16,016,976
MMC Norilsk Nickel OJSC ADR	3,611,595	51,356,881
Mobile Telesystems OJSC ADR(a)	2,912,855	20,914,299
Rosneft OAO GDR Reg S	20,170,752	70,799,340
Sberbank of Russia ADR	4,627,642	18,741,950
Sistema JSFC GDR Reg S	2,530,810	13,185,520
Tatneft OAO ADR	399,494	9,787,603

Total Russia		367,518,970

South Africa - 11.7%
African Rainbow Minerals Ltd.	315,078	3,240,997
Assore Ltd.(a)	226,817	2,934,039
AVI Ltd.	674,304	4,552,190
Barclays Africa Group Ltd.	700,558	11,021,204
Coronation Fund Managers Ltd.	385,984	3,842,240
Exxaro Resources Ltd.(a)	571,585	5,113,694
FirstRand Ltd.	5,643,056	24,667,258
Foschini Group Ltd. (The)(a)	380,766	4,385,371
Imperial Holdings Ltd.	350,636	5,607,145
JSE Ltd.	117,955	1,233,716
Kumba Iron Ore Ltd.(a)	1,417,407	29,392,626
Liberty Holdings Ltd.	203,956	2,163,013
MMI Holdings Ltd.	1,635,713	4,241,719
MTN Group Ltd.	2,856,074	54,661,337
Nampak Ltd.	815,414	3,074,521
Nedbank Group Ltd.(a)	589,652	12,691,375
Oceana Group Ltd.	261,094	2,366,575
Resilient Property Income Fund Ltd.	302,091	2,193,204
RMB Holdings Ltd.	1,290,541	7,177,388
Sasol Ltd.	805,172	29,997,812
Sibanye Gold Ltd.	1,165,099	2,271,030
SPAR Group Ltd. (The)	249,001	3,473,046
Standard Bank Group Ltd.	1,708,255	21,186,423
Truworths International Ltd.	466,385	3,115,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2014

Investments	Shares	Value
Vodacom Group Ltd.(a)	3,175,305	$35,250,517

Total South Africa		279,853,922

South Korea - 0.6%
Hite Jinro Co., Ltd.(a)	74,316	1,571,985
Macquarie Korea Infrastructure Fund	210,652	1,312,802
Moorim P&P Co., Ltd.	219,539	813,921
SK Innovation Co., Ltd.(a)	136,959	10,603,840

Total South Korea		14,302,548

Taiwan - 12.7%
Achem Technology Corp.	1,488,000	894,627
ALI Corp.(a)	1,497,000	1,243,474
AmTRAN Technology Co., Ltd.	1,290,001	683,739
Asia Cement Corp.(a)	5,879,158	7,255,464
Asia Polymer Corp.	1,969,000	1,504,694
ASROCK, Inc.	432,000	1,011,582
Asustek Computer, Inc.(a)	1,520,000	16,666,034
Capital Securities Corp.	4,880,000	1,613,695
Cathay Real Estate Development Co., Ltd.	3,261,000	1,749,065
Cheng Loong Corp.	4,431,000	1,815,754
Cheng Shin Rubber Industry Co., Ltd.	4,858,000	11,437,099
Chicony Electronics Co., Ltd.	1,629,046	4,562,071
Chin-Poon Industrial Co., Ltd.(a)	964,000	1,543,523
China Development Financial Holding Corp.	13,736,000	4,390,026
China Steel Chemical Corp.(a)	835,000	4,095,469
China Synthetic Rubber Corp.	1,949,043	2,029,097
Chong Hong Construction Co., Ltd.	496,000	1,064,135
Chung Hsin Electric & Machinery Manufacturing Corp.	413,750	265,778
Clevo Co.(a)	1,628,000	2,550,028
Cyberlink Corp.	577,571	1,663,153
D-Link Corp.	1,945,400	1,145,005
Eastern Media International Corp.(a)	2,146,000	753,769
Elan Microelectronics Corp.	838,000	1,274,157
Elite Material Co., Ltd.	593,838	768,558
Elitegroup Computer Systems Co., Ltd.	3,656,000	3,083,109
Eternal Materials Co., Ltd.	122,820	125,144
Everlight Electronics Co., Ltd.	318,000	720,486
Far Eastern Department Stores Ltd.	2,747,000	2,451,282
Far Eastern New Century Corp.	8,623,042	8,567,924
Far EasTone Telecommunications Co., Ltd.	6,531,000	15,086,482
Faraday Technology Corp.	1,293,000	1,509,768
Feng Hsin Iron & Steel Co.	280,000	344,219
Flytech Technology Co., Ltd.	186,833	647,371
Formosa Chemicals & Fibre Corp.	5,233,303	11,078,665
Formosan Rubber Group, Inc.	1,710,000	1,785,646
GeoVision, Inc.(a)	276,000	943,231
Getac Technology Corp.	838,000	440,187
Grape King Bio Ltd.	280,000	1,125,245
Holtek Semiconductor, Inc.(a)	280,000	495,285
Hua Nan Financial Holdings Co., Ltd.	8,667,000	4,868,023
Huaku Development Co., Ltd.	73,726	132,978
IEI Integration Corp.(a)	960,000	1,524,967
Inventec Corp.	9,721,000	6,567,412
Jentech Precision Industrial Co., Ltd.(a)	280,000	672,489
KEE TAI Properties Co., Ltd.(a)	3,050,000	1,882,001
King Yuan Electronics Co., Ltd.	2,356,000	1,897,355
Lextar Electronics Corp.	959,000	939,214
Lite-On Technology Corp.(a)	5,002,204	5,761,668
Lumax International Corp., Ltd.	232,000	476,451
Makalot Industrial Co., Ltd.(a)	295,949	1,582,665
Mega Financial Holding Co., Ltd.	11,471,071	8,874,998
Micro-Star International Co., Ltd.	1,515,000	1,634,754
Novatek Microelectronics Corp.	835,000	4,703,183
OptoTech Corp.	543,000	230,245
Pegatron Corp.(a)	3,889,000	8,983,514
Quanta Computer, Inc.(a)	7,653,990	19,182,204
Radiant Opto-Electronics Corp.(a)	864,170	2,775,560
Realtek Semiconductor Corp.	832,000	2,790,709
Rechi Precision Co., Ltd.	279,993	304,783
Richtek Technology Corp.(a)	276,000	1,467,249
Ruentex Development Co., Ltd.	2,106,000	3,358,724
Ruentex Industries Ltd.	2,507,000	5,291,339
Sercomm Corp.(a)	386,000	873,331
Shin Zu Shing Co., Ltd.	377,000	858,933
Siliconware Precision Industries Co., Ltd.(a)	4,214,952	6,395,385
Sonix Technology Co., Ltd.	409,000	599,872
Sunspring Metal Corp.	680,000	1,245,871
Syncmold Enterprise Corp.	831,324	1,657,282
Synnex Technology International Corp.	4,453,786	6,497,042
Taiflex Scientific Co., Ltd.(a)	671,254	962,211
Taiwan Cement Corp.	5,982,485	8,215,931
Taiwan Cogeneration Corp.	1,989,000	1,542,007
Taiwan Fertilizer Co., Ltd.	2,257,000	3,985,210
Taiwan Mobile Co., Ltd.(a)	7,460,253	24,669,212
Taiwan Secom Co., Ltd.	276,538	726,304
Taiwan Surface Mounting Technology Co., Ltd.	837,000	1,109,749
Test-Rite International Co., Ltd.	2,639,000	1,762,006
Tong Hsing Electronic Industries Ltd.	370,000	1,276,185
Topco Scientific Co., Ltd.	274,241	489,437
Transcend Information, Inc.	1,112,000	3,473,021
Tripod Technology Corp.	983,000	1,931,659
TSRC Corp.	530,833	570,273
Tung Ho Steel Enterprise Corp.	507,000	395,467
TXC Corp.(a)	909,000	1,103,100
U-Ming Marine Transport Corp.(a)	1,474,048	2,327,542
United Integrated Services Co., Ltd.	575,853	552,128
Vivotek, Inc.	283,000	922,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2014

Investments	Shares	Value
Wah Lee Industrial Corp.	276,000	$480,349
Wistron Corp.	3,261,124	2,961,656
Wistron NeWeb Corp.	299,505	634,986
WPG Holdings Ltd.(a)	3,961,000	4,618,785
WT Microelectronics Co., Ltd.	278,788	410,216
YC INOX Co., Ltd.	1,638,000	1,262,113
Yuanta Financial Holding Co., Ltd.	9,700,000	4,726,916
Yulon Nissan Motor Co., Ltd.(a)	677,000	7,133,757
Zinwell Corp.(a)	1,692,000	1,718,663

Total Taiwan		304,375,502

Thailand - 6.7%
Advanced Info Service PCL	5,333,861	40,692,982
Bangchak Petroleum PCL (The)	2,294,621	1,639,015
Bangkok Expressway PCL NVDR	1,449,100	1,739,801
Banpu PCL NVDR	3,613,880	2,735,125
BEC World PCL NVDR	3,738,200	5,794,778
BTS Group Holdings PCL NVDR	15,434,943	4,527,271
Delta Electronics Thailand PCL NVDR	2,384,083	5,108,749
Dynasty Ceramic PCL NVDR	939,600	1,613,599
Electricity Generating PCL	655,800	3,338,799
Hana Microelectronics PCL NVDR(a)	516,500	596,565
Hemaraj Land and Development PCL NVDR	8,050,000	1,076,596
Intouch Holdings PCL NVDR	4,064,748	9,729,450
Kiatnakin Bank PCL	1,584,824	1,902,752
Land & Houses PCL NVDR	14,587,053	4,012,548
LPN Development PCL NVDR	1,476,700	987,459
Major Cineplex Group PCL NVDR	2,040,500	1,721,090
MK Restaurants Group PCL NVDR(a)	1,401,400	2,491,851
Nok Airlines PCL NVDR	2,729,200	1,086,703
PTT Global Chemical PCL NVDR	6,240,134	9,720,574
PTT PCL NVDR	3,589,194	35,346,470
Ratchaburi Electricity Generating Holding PCL	2,431,996	4,342,850
Sansiri PCL NVDR	5,100,079	263,530
Siamgas & Petrochemicals PCL NVDR	2,664,600	769,413
Sri Trang Agro-Industry PCL NVDR	3,899,300	1,517,053
Sriracha Construction PCL NVDR	1,136,500	1,027,686
Srithai Superware PCL Class C NVDR	5,817,300	424,362
SVI PCL NVDR	6,749,600	820,620
Thai Factory Development PCL NVDR	1,685,900	201,898
Thai Vegetable Oil PCL NVDR	3,067,270	1,985,801
Thanachart Capital PCL NVDR	2,039,900	1,968,597
TICON Industrial Connection PCL NVDR	1,033,300	568,472
Tisco Financial Group PCL	1,110,089	1,434,006
Total Access Communication PCL NVDR	2,316,624	6,794,961
TTW PCL NVDR(a)	7,933,977	2,797,390

Total Thailand		160,778,816

Turkey - 2.9%
Akcansa Cimento AS	289,856	1,934,233
Aksa Akrilik Kimya Sanayii AS	578,807	1,839,605
Anadolu Cam Sanayii AS(a)	834,158	713,642
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	120,002	1,198,608
Arcelik AS	717,311	4,602,573
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	590,640	2,478,528
Cimsa Cimento Sanayi ve Ticaret AS	443,137	3,032,913
Dogus Otomotiv Servis ve Ticaret AS	216,117	1,104,737
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	4,199,862	4,976,416
Eregli Demir ve Celik Fabrikalari TAS(a)	6,461,551	12,327,459
Goodyear Lastikleri TAS	28,126	1,093,638
Gubre Fabrikalari TAS	850,764	1,826,900
Koza Altin Isletmeleri AS(a)	261,146	1,742,649
Otokar Otomotiv ve Savunma Sanayi AS(a)	84,461	3,134,207
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	958,661	1,660,818
Saf Gayrimenkul Yatirim Ortakligi AS	2,845,050	1,217,004
Teknosa Ic Ve Dis Ticaret AS	361,605	1,466,374
Tofas Turk Otomobil Fabrikasi AS	921,918	6,290,062
Turk Telekomunikasyon AS	4,549,961	14,149,595
Turk Traktor ve Ziraat Makineleri AS(a)	104,883	3,447,870

Total Turkey		70,237,831

TOTAL COMMON STOCKS (Cost: $2,657,435,834)		2,378,683,094

WARRANTS - 0.0%

Thailand - 0.0%
Sansiri PLC, expiring 11/24/17*	5,100,079	48,056
Thai Factory Development PCL, expiring 5/15/16*	401,980	14,173

TOTAL WARRANTS (Cost: $0)		62,229

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.6%

United States - 4.6%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $111,127,498)(c)	111,127,498	111,127,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2014

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 104.1% (Cost: $2,768,563,332)	$2,489,872,821
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.1)%	(98,967,203)

NET ASSETS - 100.0%	$2,390,905,618

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)

At December 31, 2014, the total market value of the Fund’s securities on loan was $147,745,979 and the total market value of the collateral held by the Fund was $155,898,512. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $44,771,014.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 95.2%

Brazil - 9.4%
ALL - America Latina Logistica S.A.	3,500	$6,662
Ambev S.A.	22,700	139,623
B2W Cia Digital*	700	5,909
Banco Bradesco S.A.	3,000	38,733
Banco Santander Brasil S.A.	2,700	13,672
BM&FBovespa S.A.	10,700	39,649
BR Malls Participacoes S.A.	2,900	17,925
BRF S.A.	3,300	78,757
CCR S.A.	5,100	29,565
CETIP S.A. - Mercados Organizados	1,400	16,959
Cia Hering	1,200	9,141
Cia Siderurgica Nacional S.A.	5,100	10,706
Cielo S.A.	2,700	42,325
Cosan S.A. Industria e Comercio	700	7,597
CPFL Energia S.A.	3,100	21,563
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,900	7,905
Embraer S.A.	3,900	35,857
Equatorial Energia S.A.	1,100	11,463
Estacio Participacoes S.A.	1,900	17,026
Hypermarcas S.A.*	2,100	13,154
Itau Unibanco Holding S.A.	1,500	18,227
Itausa - Investimentos Itau S.A.	2,700	9,853
JBS S.A.	3,500	14,747
Klabin S.A.	3,900	21,406
Kroton Educacional S.A.	7,500	43,733
Localiza Rent a Car S.A.	1,100	14,777
Lojas Renner S.A.	800	23,014
M. Dias Branco S.A.	300	10,270
Multiplan Empreendimentos Imobiliarios S.A.	500	8,923
Natura Cosmeticos S.A.	1,000	11,982
Odontoprev S.A.	2,300	8,531
Qualicorp S.A.*	1,100	11,504
Raia Drogasil S.A.	1,100	10,490
Souza Cruz S.A.	1,900	13,809
Sul America S.A.	1,500	7,285
Tim Participacoes S.A.	5,500	24,374
TOTVS S.A.	700	9,217
Tractebel Energia S.A.	1,100	13,999
Ultrapar Participacoes S.A.	2,800	54,195
WEG S.A.	1,900	21,872

Total Brazil		916,399

Chile - 1.8%
Aguas Andinas S.A. Class A	19,098	11,056
Banco Santander Chile	234,673	11,729
Cencosud S.A.	3,931	9,808
Cia Cervecerias Unidas S.A.	891	8,429
Colbun S.A.	45,387	12,084
Corpbanca S.A.	709,891	8,525
Empresa Nacional de Electricidad S.A.	12,870	19,543
Empresas CMPC S.A.	5,249	13,135
Empresas COPEC S.A.	1,814	20,473
Enersis S.A.	72,134	23,626
Latam Airlines Group S.A.*	1,436	16,716
S.A.C.I. Falabella	3,637	24,401

Total Chile		179,525

China - 20.2%
21Vianet Group, Inc. ADR*	250	3,868
58.com, Inc. ADR*	107	4,446
AAC Technologies Holdings, Inc.	4,000	21,432
ANTA Sports Products Ltd.	7,000	12,366
Baidu, Inc. ADR*	1,394	317,790
Belle International Holdings Ltd.	35,000	39,356
Bitauto Holdings Ltd. ADR*	87	6,126
Byd Co., Ltd. Class H	6,000	23,482
China Conch Venture Holdings Ltd.	7,400	16,127
China Huishan Dairy Holdings Co., Ltd.	35,000	6,093
China Medical System Holdings Ltd.	11,000	18,185
China Minsheng Banking Corp., Ltd. Class H	47,500	62,477
China Modern Dairy Holdings Ltd.*	15,000	4,275
China South City Holdings Ltd.	22,000	10,043
Country Garden Holdings Co., Ltd.	51,000	20,387
Ctrip.com International Ltd. ADR*	947	43,088
Evergrande Real Estate Group Ltd.	35,000	14,172
GCL-Poly Energy Holdings Ltd.*	51,000	11,838
Geely Automobile Holdings Ltd.	45,000	14,333
GOME Electrical Appliances Holding Ltd.	91,000	13,377
Great Wall Motor Co., Ltd. Class H	7,500	42,651
Guangzhou R&F Properties Co., Ltd. Class H	7,600	9,301
Haier Electronics Group Co., Ltd.	8,000	19,044
Haitian International Holdings Ltd.	5,000	10,548
Haitong Securities Co., Ltd. Class H	10,800	27,185
Hanergy Thin Film Power Group Ltd.*	102,000	36,960
Hengan International Group Co., Ltd.	4,500	47,032
Huabao International Holdings Ltd.	15,000	12,244
Huishang Bank Class H	59,000	26,552
Kingboard Chemical Holdings Ltd.	3,500	5,912
Kingsoft Corp., Ltd.	3,000	5,958
Lee & Man Paper Manufacturing Ltd.	19,000	10,633
Longfor Properties Co., Ltd.	9,500	12,238
Mindray Medical International Ltd. ADR	680	17,952
Minth Group Ltd.	6,000	12,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2014

Investments	Shares	Value
NetEase, Inc. ADR	370	$36,682
New Oriental Education & Technology Group, Inc. ADR*	927	18,920
Nine Dragons Paper Holdings Ltd.	16,000	14,030
Ping An Insurance Group Co. of China Ltd. Class H	14,500	147,901
Qihoo 360 Technology Co., Ltd. ADR*	378	21,644
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	16,000	12,916
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	3,500	12,592
Shenzhou International Group Holdings Ltd.	4,000	13,205
Shimao Property Holdings Ltd.	9,500	21,242
Sihuan Pharmaceutical Holdings Group Ltd.	43,000	28,778
SINA Corp.*	426	15,937
Sino Biopharmaceutical Ltd.	24,000	21,757
SOHO China Ltd.	15,500	10,953
Sohu.com, Inc.*	163	8,668
Sun Art Retail Group Ltd.	13,500	13,422
Sunac China Holdings Ltd.	15,000	15,261
TAL Education Group ADR*	302	8,483
Tencent Holdings Ltd.	27,300	396,042
Tingyi Cayman Islands Holding Corp.	12,000	27,420
Uni-President China Holdings Ltd.	11,000	10,128
Vipshop Holdings Ltd. ADR*	1,961	38,318
Want Want China Holdings Ltd.	42,000	55,351
WuXi PharmaTech Cayman, Inc. ADR*	525	17,677
Xinyi Glass Holdings Ltd.	22,000	11,092
Yingde Gases Group Co., Ltd.	11,500	8,082
Youku Tudou, Inc. ADR*	604	10,757
YY, Inc. ADR*	131	8,167
ZTE Corp. Class H	3,800	8,252

Total China		1,973,605

Czech Republic - 0.2%
Komercni banka as	89	18,419

Hong Kong - 0.1%
Carnival Group International Holdings Ltd.*	50,000	7,673

Hungary - 0.2%
OTP Bank PLC	1,293	18,884

India - 3.7%
ICICI Bank Ltd. ADR	6,185	71,437
Infosys Ltd. ADR	2,500	78,650
Larsen & Toubro Ltd. GDR Reg S	1,571	36,604
Reliance Industries Ltd. GDR(a)	3,735	105,327
Sesa Sterlite Ltd. ADR	1,997	27,119
Tata Motors Ltd. ADR	1,078	45,578

Total India		364,715

Indonesia - 3.1%
Adaro Energy Tbk PT	85,900	7,213
Astra International Tbk PT	116,600	69,904
Bank Central Asia Tbk PT	74,400	78,845
Bumi Serpong Damai Tbk PT	55,300	8,059
Charoen Pokphand Indonesia Tbk PT	35,800	10,926
Ciputra Development Tbk PT	66,400	6,702
Gudang Garam Tbk PT	2,300	11,273
Indocement Tunggal Prakarsa Tbk PT	7,900	15,947
Indofood Sukses Makmur Tbk PT	24,600	13,407
Kalbe Farma Tbk PT	139,600	20,627
Lippo Karawaci Tbk PT	113,400	9,339
Media Nusantara Citra Tbk PT	32,600	6,686
Summarecon Agung Tbk PT	80,500	9,880
Tower Bersama Infrastructure Tbk PT	11,500	9,007
Unilever Indonesia Tbk PT	5,100	13,301
United Tractors Tbk PT	8,700	12,188

Total Indonesia		303,304

Malaysia - 3.6%
AirAsia Bhd	22,200	17,270
Astro Malaysia Holdings Bhd	27,800	24,091
British American Tobacco Malaysia Bhd	1,100	20,480
Dialog Group Bhd	48,400	20,764
Genting Bhd	25,800	65,450
Genting Malaysia Bhd	34,200	39,809
Hong Leong Bank Bhd	3,900	15,593
Hong Leong Financial Group Bhd	2,300	10,867
IOI Corp. Bhd	27,400	37,615
IOI Properties Group Bhd	19,800	13,704
Lafarge Malaysia Bhd	3,900	10,886
PPB Group Bhd	5,100	20,858
SapuraKencana Petroleum Bhd	37,400	24,816
YTL Corp. Bhd	53,700	24,420

Total Malaysia		346,623

Mexico - 4.9%
Alfa S.A.B. de C.V. Class A	9,100	20,336
America Movil S.A.B. de C.V. Series L	107,000	119,052
Cemex S.A.B. de C.V.*	31,500	32,142
Coca-Cola Femsa S.A.B. de C.V. Series L	1,100	9,451
El Puerto de Liverpool S.A.B. de C.V. Class C1	1,500	15,046
Fomento Economico Mexicano S.A.B. de C.V.	4,700	41,733
Genomma Lab Internacional S.A.B. de C.V. Class B*	3,500	6,663
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	1,700	10,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2014

Investments	Shares	Value
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	1,000	$13,232
Grupo Bimbo S.A.B. de C.V. Series A	3,500	9,664
Grupo Elektra S.A.B. de C.V.	175	6,684
Grupo Financiero Banorte S.A.B. de C.V. Class O	7,100	39,113
Grupo Financiero Inbursa S.A.B. de C.V. Class O	5,500	14,209
Grupo Mexico S.A.B. de C.V. Series B	9,500	27,598
Grupo Televisa S.A.B. Series CPO	6,000	40,946
Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.*	2,700	7,507
Industrias Penoles S.A.B. de C.V.	355	6,949
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	3,900	8,491
Mexichem S.A.B. de C.V.	3,900	11,856
Promotora y Operadora de Infraestructura S.A.B. de C.V.*	1,000	12,035
Wal-Mart de Mexico S.A.B. de C.V. Series V	10,700	23,027

Total Mexico		476,428

Netherlands - 0.2%
VimpelCom Ltd. ADR	1,138	4,751
Yandex N.V. Class A*	1,004	18,032

Total Netherlands		22,783

Peru - 0.2%
Alicorp S.A.A.	5,269	12,586
Grana y Montero S.A.A.	3,283	8,008

Total Peru		20,594

Philippines - 2.0%
Aboitiz Equity Ventures, Inc.	11,300	13,313
Alliance Global Group, Inc.	19,100	9,628
Ayala Corp.	1,130	17,531
Ayala Land, Inc.	25,700	19,362
Bank of the Philippine Islands	6,600	13,869
BDO Unibank, Inc.	6,280	15,415
JG Summit Holdings, Inc.	10,740	15,846
Jollibee Foods Corp.	2,100	10,093
Philippine Long Distance Telephone Co.	315	20,464
San Miguel Corp.	4,810	7,936
SM Investments Corp.	1,190	21,681
SM Prime Holdings, Inc.	33,800	12,875
Universal Robina Corp.	3,100	13,583

Total Philippines		191,596

Poland - 1.6%
Bank Handlowy w Warszawie S.A.	290	8,732
Bank Pekao S.A.	1,106	55,642
Bank Zachodni WBK S.A.	238	25,127
Cyfrowy Polsat S.A.	1,715	11,346
Getin Noble Bank S.A.*	11,644	7,179
Lubelski Wegiel Bogdanka S.A.	413	11,216
mBank	115	16,123
Orange Polska S.A.	6,928	16,228

Total Poland		151,593

Russia - 3.5%
Eurasia Drilling Co., Ltd. GDR Reg S	397	7,067
Lukoil OAO ADR	3,068	117,658
Magnit PJSC GDR Reg S	1,010	45,854
Mail.ru Group Ltd. GDR Reg S*	397	6,471
MegaFon OAO GDR Reg S	529	7,290
MMC Norilsk Nickel OJSC ADR	2,570	36,545
Mobile Telesystems OJSC ADR	2,797	20,082
NovaTek OAO GDR Reg S	421	33,006
Polymetal International PLC	1,038	9,323
Polyus Gold International Ltd.	2,714	7,670
Severstal PAO GDR Reg S	1,094	9,955
Sistema JSFC GDR Reg S	895	4,663
Surgutneftegas OAO ADR	5,384	22,344
Uralkali OJSC GDR Reg S	1,078	12,710
X5 Retail Group N.V. GDR Reg S*	397	4,843

Total Russia		345,481

South Africa - 8.3%
AngloGold Ashanti Ltd.*	1,380	12,131
Aspen Pharmacare Holdings Ltd.	887	31,129
Attacq Ltd.*	5,173	9,837
Barclays Africa Group Ltd.	1,022	16,078
Barloworld Ltd.	998	8,259
Bidvest Group Ltd. (The)	994	26,110
Coronation Fund Managers Ltd.	1,146	11,408
Discovery Ltd.	1,233	11,873
FirstRand Ltd.	9,551	41,750
Foschini Group Ltd. (The)	760	8,753
Gold Fields Ltd.	2,614	11,820
Impala Platinum Holdings Ltd.	1,818	11,909
Imperial Holdings Ltd.	752	12,025
Investec Ltd.	1,106	9,321
Life Healthcare Group Holdings Ltd.	3,744	13,838
Mediclinic International Ltd.	1,552	13,503
Mr. Price Group Ltd.	843	17,124
MTN Group Ltd.	4,433	84,841
Nampak Ltd.	1,504	5,671
Naspers Ltd. Class N	1,225	160,434
Netcare Ltd.	5,678	18,626
Rand Merchant Insurance Holdings Ltd.	3,207	11,327
Remgro Ltd.	1,353	29,705
Resilient Property Income Fund Ltd.	1,468	10,658
RMB Holdings Ltd.	2,566	14,271
Sanlam Ltd.	4,863	29,425
Sappi Ltd.*	2,045	7,460
Shoprite Holdings Ltd.	1,050	15,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2014

Investments	Shares	Value
Sibanye Gold Ltd.	3,056	$5,957
Standard Bank Group Ltd.	3,724	46,186
Steinhoff International Holdings Ltd.	6,832	35,079
Tiger Brands Ltd.	577	18,357
Truworths International Ltd.	1,563	10,441
Vodacom Group Ltd.	1,735	19,261
Woolworths Holdings Ltd.	2,260	15,062

Total South Africa		804,899

South Korea - 14.7%
Amorepacific Corp.	7	14,138
BS Financial Group, Inc.	863	11,385
Celltrion, Inc.*	403	14,244
Cheil Worldwide, Inc.*	393	6,150
CJ CheilJedang Corp.	27	7,529
CJ Corp.	47	6,671
Coway Co., Ltd.	183	14,019
Daelim Industrial Co., Ltd.	107	6,406
Dongbu Insurance Co., Ltd.	167	8,356
Doosan Corp.	63	5,932
E-Mart Co., Ltd.	55	10,158
GS Engineering & Construction Corp.*	226	4,781
GS Holdings Corp.	179	6,514
Hana Financial Group, Inc.	982	28,589
Hankook Tire Co., Ltd.	294	14,096
Hanwha Corp.	238	6,767
Hotel Shilla Co., Ltd.	107	8,898
Hyundai Department Store Co., Ltd.	63	7,050
Hyundai Development Co-Engineering & Construction	226	7,957
Hyundai Engineering & Construction Co., Ltd.	270	10,342
Hyundai Glovis Co., Ltd.	51	13,525
Hyundai Heavy Industries Co., Ltd.	151	15,799
Hyundai Mobis Co., Ltd.	226	48,525
Hyundai Motor Co.	497	76,416
Hyundai Steel Co.	258	14,905
Hyundai Wia Corp.	55	8,807
KB Financial Group, Inc.	1,250	41,111
KCC Corp.	23	10,881
Kia Motors Corp.	863	41,064
Korea Investment Holdings Co., Ltd.	155	6,839
Korea Zinc Co., Ltd.	39	14,317
KT Corp.	473	13,448
KT&G Corp.	342	23,679
LG Chem Ltd.	151	24,866
LG Corp.	445	24,777
LG Display Co., Ltd.*	533	16,318
LG Electronics, Inc.	362	19,464
LG Household & Health Care Ltd.	27	15,304
LG Uplus Corp.	859	8,987
Lotte Chemical Corp.	55	8,006
Lotte Shopping Co., Ltd.	43	10,680
Macquarie Korea Infrastructure Fund	1,635	10,189
NAVER Corp.	65	42,105
NCSoft Corp.	39	6,458
OCI Co., Ltd.*	75	5,363
POSCO	258	64,667
Samsung C&T Corp.	417	23,332
Samsung Electro-Mechanics Co., Ltd.	151	7,515
Samsung Electronics Co., Ltd.	269	324,763
Samsung Engineering Co., Ltd.*	103	3,552
Samsung Fire & Marine Insurance Co., Ltd.	115	29,557
Samsung Heavy Industries Co., Ltd.	585	10,618
Samsung Life Insurance Co., Ltd.	282	29,889
Samsung SDI Co., Ltd.	131	13,825
Samsung Securities Co., Ltd.	283	11,470
Shinhan Financial Group Co., Ltd.	1,420	57,425
SK C&C Co., Ltd.	59	11,460
SK Holdings Co., Ltd.	91	13,536
SK Hynix, Inc.	1,285	55,824
SK Innovation Co., Ltd.	222	17,188
SK Telecom Co., Ltd.	131	31,941
Woori Bank*	978	8,898

Total South Korea		1,437,275

Taiwan - 12.3%
Advanced Semiconductor Engineering, Inc.	18,000	21,701
Asia Cement Corp.	11,000	13,575
Asustek Computer, Inc.	3,000	32,893
AU Optronics Corp.	31,000	15,891
Cathay Financial Holding Co., Ltd.	31,000	46,056
Cheng Shin Rubber Industry Co., Ltd.	7,000	16,480
China Development Financial Holding Corp.	67,000	21,413
China Life Insurance Co., Ltd.	19,000	15,812
Compal Electronics, Inc.	17,000	11,942
CTBC Financial Holding Co., Ltd.	57,000	37,066
Delta Electronics, Inc.	5,000	29,824
E.Sun Financial Holding Co., Ltd.	33,000	20,519
Far Eastern New Century Corp.	19,000	18,879
Far EasTone Telecommunications Co., Ltd.	7,000	16,170
Formosa Chemicals & Fibre Corp.	15,000	31,754
Formosa Petrochemical Corp.	6,000	13,043
Formosa Plastics Corp.	19,000	43,469
Foxconn Technology Co., Ltd.	4,000	10,797
Fubon Financial Holding Co., Ltd.	25,000	40,108
Hon Hai Precision Industry Co., Ltd.	31,000	86,226
HTC Corp.	3,000	13,480
Innolux Corp.	31,000	15,107
Inotera Memories, Inc.*	7,000	11,120
Inventec Corp.	11,000	7,431
Lite-On Technology Corp.	10,000	11,518
MediaTek, Inc.	4,000	58,477

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2014

Investments	Shares	Value
Nan Ya Plastics Corp.	21,000	$43,526
Pegatron Corp.	5,000	11,550
Pou Chen Corp.	11,000	13,384
President Chain Store Corp.	3,000	23,211
Quanta Computer, Inc.	9,000	22,555
Ruentex Industries Ltd.	5,000	10,553
Shin Kong Financial Holding Co., Ltd.	47,000	13,400
Siliconware Precision Industries Co., Ltd.	10,000	15,173
SinoPac Financial Holdings Co., Ltd.	39,000	16,043
Synnex Technology International Corp.	6,000	8,753
Taishin Financial Holding Co., Ltd.	35,000	14,453
Taiwan Cement Corp.	14,000	19,227
Taiwan Mobile Co., Ltd.	7,000	23,147
Taiwan Semiconductor Manufacturing Co., Ltd.	45,000	200,778
Teco Electric and Machinery Co., Ltd.	11,000	10,495
Uni-President Enterprises Corp.	19,000	30,182
United Microelectronics Corp.	44,000	20,537
Wistron Corp.	12,000	10,898
Yuanta Financial Holding Co., Ltd.	39,000	19,005
Yulon Motor Co., Ltd.	6,000	8,829

Total Taiwan		1,196,450

Thailand - 2.7%
Advanced Info Service PCL NVDR	6,300	48,064
Bangkok Dusit Medical Services PCL NVDR	18,300	9,567
Bank of Ayudhya PCL NVDR	7,900	10,745
BEC World PCL NVDR	6,300	9,766
Big C Supercenter PCL NVDR	1,500	10,806
BTS Group Holdings PCL NVDR	34,200	10,031
Bumrungrad Hospital PCL NVDR	2,300	9,857
Central Pattana PCL NVDR	10,300	14,245
Charoen Pokphand Foods PCL NVDR	13,500	11,182
CP ALL PCL NVDR	20,200	26,094
Energy Absolute PCL NVDR	9,100	6,915
Glow Energy PCL NVDR	2,300	6,239
Indorama Ventures PCL NVDR	10,700	6,570
Kasikornbank PCL NVDR	6,100	42,459
Minor International PCL NVDR	9,100	8,989
Thai Union Frozen Products PCL NVDR	2,700	7,427
Total Access Communication PCL NVDR	5,200	15,252
True Corp. PCL NVDR*	38,600	13,023

Total Thailand		267,231

Turkey - 2.5%
Akbank TAS	9,559	35,411
Anadolu Efes Biracilik ve Malt Sanayii AS*	839	8,147
Arcelik AS	1,719	11,030
BIM Birlesik Magazalar AS	867	18,543
Coca-Cola Icecek AS	382	8,252
Enka Insaat ve Sanayi AS	5,762	13,014
Haci Omer Sabanci Holding AS	6,323	27,453
KOC Holding AS	4,417	23,429
TAV Havalimanlari Holding AS	963	7,868
Tupras Turkiye Petrol Rafinerileri AS	712	16,843
Turkcell Iletisim Hizmetleri AS*	4,278	26,168
Turkiye Garanti Bankasi AS	11,222	45,219

Total Turkey		241,377

TOTAL COMMON STOCKS (Cost: $9,484,438)		9,284,854

EXCHANGE-TRADED NOTE - 4.7%

United States - 4.7%
iPath MSCI India Index ETN* (Cost: $474,326)	6,521	454,187

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $9,958,764)		9,739,041
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.1%		13,358

NET ASSETS - 100.0%		$9,752,399

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 98.7%

Brazil - 9.1%
Abril Educacao S.A.*	253,522	$1,084,397
Aliansce Shopping Centers S.A.	271,218	1,671,263
Arezzo Industria e Comercio S.A.	150,629	1,527,710
Arteris S.A.	982,747	4,584,329
Brasil Brokers Participacoes S.A.	2,206,997	2,100,558
Cia de Saneamento de Minas Gerais-COPASA	329,222	3,118,580
Cia Hering	500,669	3,814,065
Contax Participacoes S.A.	90,557	374,737
CVC Brasil Operadora e Agencia de Viagens S.A.	79,893	465,857
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,182,436	4,919,774
Direcional Engenharia S.A.	510,161	1,556,469
EDP - Energias do Brasil S.A.	2,896,572	9,774,378
Equatorial Energia S.A.	210,763	2,196,274
Even Construtora e Incorporadora S.A.	1,398,125	2,861,259
Ez Tec Empreendimentos e Participacoes S.A.	534,510	4,423,753
Fleury S.A.	820,708	5,026,381
Gafisa S.A.	5,244,900	4,340,825
Grendene S.A.	1,316,358	7,576,660
Guararapes Confeccoes S.A.	67,161	2,097,044
Helbor Empreendimentos S.A.	1,856,106	3,316,719
Iguatemi Empresa de Shopping Centers S.A.	118,421	1,095,913
Iochpe-Maxion S.A.	424,108	1,946,474
JHSF Participacoes S.A.	939,530	830,598
JSL S.A.	126,940	608,865
Kepler Weber S.A.	28,456	538,461
Light S.A.	1,733,345	11,098,312
Linx S.A.	34,581	656,963
Lojas Americanas S.A.	252,149	1,242,627
LPS Brasil Consultoria de Imoveis S.A.	191,385	467,987
Magazine Luiza S.A.	383,052	1,111,027
Mahle-Metal Leve S.A. Industria e Comercio	586,372	4,623,564
Marisa Lojas S.A.	64,716	353,014
Mills Estruturas e Servicos de Engenharia S.A.	175,772	631,488
MRV Engenharia e Participacoes S.A.	1,466,289	4,137,073
Multiplus S.A.	702,990	8,462,749
Odontoprev S.A.	1,584,032	5,875,613
QGEP Participacoes S.A.	365,950	991,212
Santos Brasil Participacoes S.A.	784,766	4,133,144
Sao Martinho S.A.	149,411	2,037,525
Ser Educacional S.A.	61,490	684,482
SLC Agricola S.A.	175,943	933,262
Smiles S.A.	278,907	4,831,716
Sonae Sierra Brasil S.A.	123,745	768,111
Sul America S.A.	788,009	3,827,100
Technos S.A.	166,900	484,714
Tecnisa S.A.	1,702,437	2,465,722
Tegma Gestao Logistica	115,206	688,670
TPI - Triunfo Participacoes e Investimentos S.A.	773,524	2,240,665
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	214,851	3,427,012

Total Brazil		138,025,095

Chile - 2.2%
Administradora de Fondos de Pensiones Habitat S.A.	2,082,612	3,124,210
CAP S.A.	575,396	2,543,177
E.CL S.A.	1,516,896	2,212,166
Forus S.A.	532,257	2,175,513
Inversiones Aguas Metropolitanas S.A.	3,574,097	5,536,920
Inversiones La Construccion S.A.	317,599	3,850,021
Parque Arauco S.A.	1,710,035	3,274,949
Ripley Corp. S.A.	1,951,831	945,602
Salfacorp S.A.	1,959,718	1,483,650
Sociedad Matriz SAAM S.A.	17,782,017	1,374,857
SONDA S.A.	1,335,628	3,177,468
Vina Concha y Toro S.A.	1,744,077	3,410,557

Total Chile		33,109,090

China - 8.9%
Anhui Expressway Co., Ltd. Class H	1,975,666	1,329,874
BBMG Corp. Class H	993,169	831,179
China BlueChemical Ltd. Class H	20,260,000	7,184,536
China Galaxy Securities Co., Ltd. Class H(a)	1,518,500	1,905,260
China National Materials Co., Ltd. Class H(a)	3,463,000	1,044,949
China Railway Construction Corp., Ltd. Class H	3,931,598	5,009,019
China Railway Group Ltd. Class H	6,173,801	5,079,254
China Southern Airlines Co., Ltd. Class H(a)	4,420,000	2,103,174
China Suntien Green Energy Corp., Ltd. Class H	9,126,039	1,906,443
Chongqing Machinery & Electric Co., Ltd. Class H	14,572,855	2,273,823
CSR Corp., Ltd. Class H(a)	4,428,139	5,961,401
Dalian Port PDA Co., Ltd. Class H	5,848,507	1,923,144
Datang International Power Generation Co., Ltd. Class H	12,221,049	6,571,600
Dongfang Electric Corp., Ltd. Class H(a)	397,781	731,459
Fuguiniao Co., Ltd. Class H	1,868,400	2,300,911
Guangshen Railway Co., Ltd. Class H	4,104,665	1,995,472
Guangzhou Automobile Group Co., Ltd. Class H(a)	6,538,000	5,952,182
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H†	176,000	532,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2014

Investments	Shares	Value
Guodian Technology & Environment Group Corp., Ltd. Class H	7,219,000	$1,163,627
Haitong Securities Co., Ltd. Class H(a)	844,000	2,124,461
Harbin Electric Co., Ltd. Class H	2,276,071	1,423,489
Huadian Power International Corp., Ltd. Class H	6,046,000	5,301,560
Jiangsu Expressway Co., Ltd. Class H(a)	6,229,933	7,439,110
Jiangxi Copper Co., Ltd. Class H(a)	5,333,000	9,146,392
Livzon Pharmaceutical Group, Inc. Class H	112,200	685,077
Metallurgical Corp. of China Ltd. Class H	5,097,000	1,695,746
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	1,050,000	2,030,987
Shanghai Electric Group Co., Ltd. Class H	6,078,000	3,236,960
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	382,000	1,374,340
Shanghai Fudan Microelectronics Group Co., Ltd. Class H(a)	584,000	518,117
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	14,117,587	4,514,802
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,005,600	2,269,290
Shenzhen Expressway Co., Ltd. Class H	4,849,697	3,233,194
Sichuan Expressway Co., Ltd. Class H	1,826,768	784,430
Sinopec Engineering Group Co., Ltd. Class H	5,332,500	3,603,203
Sinopec Shanghai Petrochemical Co., Ltd. Class H	9,302,000	2,722,882
Tong Ren Tang Technologies Co., Ltd. Class H(a)	1,546,888	1,998,726
Weichai Power Co., Ltd. Class H(a)	254,769	1,074,288
Wumart Stores, Inc. Class H(a)	4,588,000	3,928,422
Xinhua Winshare Publishing and Media Co., Ltd. Class H	4,628,000	3,676,213
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	37,800	58,785
Yanzhou Coal Mining Co., Ltd. Class H(a)	2,040,000	1,728,312
Zhaojin Mining Industry Co., Ltd. Class H(a)	6,864,500	3,461,085
Zijin Mining Group Co., Ltd. Class H(a)	26,418,000	7,494,613
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	5,196,000	3,959,891

Total China		135,283,891

Indonesia - 3.8%
Ace Hardware Indonesia Tbk PT	12,334,400	781,793
Adhi Karya Persero Tbk PT	4,584,500	1,288,176
Agung Podomoro Land Tbk PT	35,832,700	969,233
AKR Corporindo Tbk PT	8,057,345	2,680,360
Alam Sutera Realty Tbk PT	28,775,777	1,301,125
Aneka Tambang Persero Tbk PT	4,898,974	421,268
Bank Bukopin Tbk PT	31,284,018	1,894,470
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	86,976,512	5,126,593
Bank Tabungan Negara Persero Tbk PT	37,095,116	3,609,174
Bumi Serpong Damai Tbk PT	14,006,700	2,041,348
Ciputra Development Tbk PT	20,139,845	2,032,685
Elnusa Tbk PT	19,800,000	1,095,115
Global Mediacom Tbk PT	17,738,800	2,041,001
Harum Energy Tbk PT	12,688,263	1,700,647
Intiland Development Tbk PT	11,955,200	627,443
Japfa Comfeed Indonesia Tbk PT	10,586,491	812,044
Lippo Karawaci Tbk PT	22,112,200	1,821,110
Malindo Feedmill Tbk PT	2,077,000	357,207
Matahari Putra Prima Tbk PT	30,747,600	7,572,078
Medco Energi Internasional Tbk PT	165,200	50,687
MNC Investama Tbk PT	11,369,400	265,301
Pakuwon Jati Tbk PT	42,024,800	1,747,499
Pembangunan Perumahan Persero Tbk PT	8,173,470	2,359,318
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	14,664,452	2,237,854
Salim Ivomas Pratama Tbk PT	17,133,600	975,308
Summarecon Agung Tbk PT	26,126,572	3,206,491
Surya Semesta Internusa Tbk PT	23,625,200	2,041,095
Timah Persero Tbk PT	24,310,822	2,414,397
Total Bangun Persada Tbk PT	14,568,400	1,317,449
Waskita Karya Persero Tbk PT	11,732,000	1,392,494
Wijaya Karya Persero Tbk PT	4,674,452	1,388,937

Total Indonesia		57,569,700

Malaysia - 6.4%
Aeon Co. M Bhd	2,876,652	2,591,578
AirAsia Bhd	3,305,800	2,571,651
Alliance Financial Group Bhd	4,669,947	6,277,349
Berjaya Auto Bhd	1,152,200	1,087,447
Berjaya Corp. Bhd	10,381,432	1,217,328
BIMB Holdings Bhd	3,878,228	4,514,339
Bursa Malaysia Bhd	1,619,300	3,751,274
Cahya Mata Sarawak Bhd	876,800	993,030
Coastal Contracts Bhd	771,800	624,680
Dayang Enterprise Holdings Bhd	1,780,200	1,476,499
Dialog Group Bhd	8,275,176	3,550,054
DRB-Hicom Bhd	4,955,761	2,480,361
Eastern & Oriental Bhd	3,349,497	2,155,403
Faber Group Bhd	838,600	654,763
Gas Malaysia Bhd	2,339,260	2,154,273
Genting Plantations Bhd	418,000	1,195,481
HAP Seng Consolidated Bhd	10,068,892	13,477,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2014

Investments	Shares	Value
Hartalega Holdings Bhd	1,559,072	$3,134,642
IJM Land Bhd	1,011,000	968,640
Inari Amertron Bhd	638,400	463,760
JCY International Bhd	10,900,191	1,699,014
JobStreet Corp. Bhd	809,400	108,800
KPJ Healthcare Bhd	2,259,341	2,390,837
Lafarge Malaysia Bhd	2,070,400	5,779,238
Mah Sing Group Bhd	6,034,956	3,900,758
Malaysia Marine and Heavy Engineering Holdings Bhd	692,900	352,742
Malaysian Bulk Carriers Bhd	1,708,200	591,140
Malaysian Resources Corp. Bhd	3,768,243	1,314,817
Matrix Concepts Holdings Bhd	740,400	571,737
Media Prima Bhd	6,045,636	3,043,134
MMC Corp. Bhd	2,241,300	1,532,020
Mudajaya Group Bhd	2,992,965	1,241,184
Muhibbah Engineering M Bhd	636,900	340,627
Oldtown Bhd	1,702,002	730,160
OSK Holdings Bhd	6,194,656	3,596,497
Padini Holdings Bhd	2,737,696	1,143,153
Pos Malaysia Bhd	929,500	1,233,485
Press Metal Bhd	1,601,500	1,186,296
Prestariang Bhd	2,044,500	842,008
Sunway Bhd	2,344,000	2,205,566
Supermax Corp. Bhd	1,626,167	781,342
Ta Ann Holdings Bhd	257,800	286,076
TA Enterprise Bhd	4,348,600	870,591
Top Glove Corp. Bhd	1,424,190	1,841,081
Tropicana Corp. Bhd	5,075,900	1,538,811
Tune Ins Holdings Bhd	911,800	443,318
Wah Seong Corp. Bhd	1,757,600	608,236
WCT Holdings Bhd	2,853,808	1,297,742

Total Malaysia		96,809,986

Mexico - 1.9%
Asesor de Activos Prisma SAPI de C.V.(a)	1,275,037	1,362,427
Banregio Grupo Financiero S.A.B. de C.V.(a)	560,294	2,821,664
Corp. Inmobiliaria Vesta S.A.B. de C.V.(a)	1,553,293	3,085,563
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	2,020,259	9,296,913
Grupo Herdez S.A.B. de C.V.	865,783	2,081,674
Megacable Holdings S.A.B. de C.V. Series CPO	823,742	3,215,666
Mexico Real Estate Management S.A. de C.V.*	833,282	1,428,588
Organizacion Cultiba S.A.B. de C.V.	698,172	862,546
Qualitas Controladora S.A.B. de C.V.	817,049	1,692,883
TV Azteca S.A.B. de C.V. Series CPO(a)	6,374,108	2,681,149

Total Mexico		28,529,073

Philippines - 2.3%
Cebu Air, Inc.	476,080	913,686
D&L Industries, Inc.	2,082,900	775,747
Filinvest Land, Inc.	40,270,000	1,377,368
First Philippine Holdings Corp.	840,476	1,689,125
Lopez Holdings Corp.	12,032,912	1,802,281
Manila Water Co., Inc.	4,033,745	2,615,070
Nickel Asia Corp.	2,431,083	2,586,923
Puregold Price Club, Inc.	1,015,400	875,061
Rizal Commercial Banking Corp.	1,125,744	1,207,974
Robinsons Land Corp.	7,390,960	4,378,482
Robinsons Retail Holdings, Inc.	457,030	773,424
Security Bank Corp.	1,045,164	3,551,443
Semirara Mining and Power Co.	3,201,568	10,163,140
Vista Land & Lifescapes, Inc.	9,398,300	1,512,720

Total Philippines		34,222,444

Poland - 2.7%
Asseco Poland S.A.	371,423	5,332,931
CCC S.A.	33,333	1,252,803
Ciech S.A.	90,803	1,089,278
Enea S.A.	1,356,362	5,804,252
Eurocash S.A.(a)	225,874	2,416,445
Grupa Azoty S.A.	44,726	797,060
Lubelski Wegiel Bogdanka S.A.	150,435	4,085,293
PKP Cargo S.A.	110,839	2,605,590
Synthos S.A.	4,510,570	5,219,156
Tauron Polska Energia S.A.	6,490,220	9,227,368
Warsaw Stock Exchange	221,447	2,849,135

Total Poland		40,679,311

Russia - 0.1%
TMK OAO GDR Reg S	472,494	1,096,186

South Africa - 9.6%
Aeci Ltd.	225,379	2,607,042
Astral Foods Ltd.	57,844	874,504
AVI Ltd.	1,363,058	9,201,930
Barloworld Ltd.(a)	562,350	4,653,864
Blue Label Telecoms Ltd.	1,406,674	1,070,015
Capevin Holdings Ltd.	1,524,059	1,168,528
Capitec Bank Holdings Ltd.	237,322	6,974,779
City Lodge Hotels Ltd.	130,593	1,356,305
Clicks Group Ltd.(a)	466,227	3,264,345
Clover Industries Ltd.	402,699	653,717
Famous Brands Ltd.	263,199	2,624,539
Foschini Group Ltd. (The)(a)	853,713	9,832,412
Grindrod Ltd.(a)	434,173	840,668
Group Five Ltd.	222,832	563,015
Hosken Consolidated Investments Ltd.	206,017	2,653,401
Investec Ltd.	904,712	7,624,801
Invicta Holdings Ltd.(a)	149,792	1,272,787
JSE Ltd.	231,443	2,420,711
Lewis Group Ltd.(a)	555,633	3,554,610
Metair Investments Ltd.	484,401	1,337,795
Mondi Ltd.	409,937	6,687,975
Mpact Ltd.	650,293	2,065,761
Murray & Roberts Holdings Ltd.	771,114	1,417,083
Nampak Ltd.	2,323,504	8,760,777
Omnia Holdings Ltd.	112,300	1,757,001
Peregrine Holdings Ltd.	673,937	1,351,515
Pick n Pay Holdings Ltd.	1,142,705	2,321,216
Pick n Pay Stores Ltd.(a)	779,222	3,544,260
Pioneer Foods Ltd.	419,240	5,182,178

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2014

Investments	Shares	Value
PPC Ltd.(a)	2,113,115	$5,023,072
PSG Group Ltd.(a)	325,168	3,590,726
Raubex Group Ltd.	394,453	748,416
Resilient Property Income Fund Ltd.	910,786	6,612,375
Reunert Ltd.(a)	939,782	4,930,936
Sibanye Gold Ltd.(a)	3,451,477	6,727,676
SPAR Group Ltd. (The)	617,613	8,614,417
Sun International Ltd.(a)	340,083	3,789,234
Tongaat Hulett Ltd.	252,442	3,773,292
Trencor Ltd.	524,077	3,189,197
Wilson Bayly Holmes-Ovcon Ltd.	146,511	1,529,350

Total South Africa		146,166,225

South Korea - 9.0%
Aju Capital Co., Ltd.	113,935	667,553
Binggrae Co., Ltd.	8,165	560,106
CJ CGV Co., Ltd.(a)	35,350	1,736,706
Daeduck Electronics Co.	96,186	785,835
Daewoong Pharmaceutical Co., Ltd.	37,873	2,315,485
Daishin Securities Co., Ltd.	233,462	2,015,698
Daou Technology, Inc.	58,091	631,568
Daum Kakao Corp.(a)	17,028	1,914,808
DGB Financial Group, Inc.(a)	276,820	2,845,895
Dongkuk Steel Mill Co., Ltd.(a)	271,545	1,447,713
Doosan Corp.	50,883	4,791,330
Grand Korea Leisure Co., Ltd.(a)	159,796	4,688,551
Green Cross Corp.	11,596	1,445,346
Green Cross Holdings Corp.	36,862	700,920
GS Home Shopping, Inc.	6,369	1,286,374
Hana Tour Service, Inc.	25,909	1,836,247
Handsome Co., Ltd.	74,369	2,202,348
Hankook Tire Worldwide Co., Ltd.(a)	93,228	2,073,807
Hanmi Semiconductor Co., Ltd.(a)	116,610	1,718,675
Hansol Paper Co.(a)	117,430	1,137,815
Hanwha Chemical Corp.	160,908	1,727,439
Hanwha Corp.	112,129	3,187,946
Hite Jinro Co., Ltd.(a)	273,902	5,793,769
Hitejinro Holdings Co., Ltd.(a)	44,952	498,944
Huchems Fine Chemical Corp.	132,651	3,029,195
Huvis Corp.	67,716	690,005
Hyosung Corp.	48,013	2,987,844
Hyundai Hysco Co., Ltd.(a)	21,042	1,391,760
Hyundai Rotem Co., Ltd.(a)	24,993	453,633
Iljin Display Co., Ltd.(a)	96,137	596,510
iMarketKorea, Inc.(a)	41,207	1,064,713
Jahwa Electronics Co., Ltd.	59,990	674,045
Kolon Industries, Inc.	43,610	1,918,340
Korea Investment Holdings Co., Ltd.	58,442	2,578,754
Korea Real Estate Investment & Trust Co., Ltd.	149,708	507,358
Korean Reinsurance Co.	256,339	2,518,729
KT Skylife Co., Ltd.	91,638	1,529,871
Kumho Petrochemical Co., Ltd.(a)	55,415	4,063,548
Kyungdong Pharm Co., Ltd.	26,370	587,786
LEENO Industrial, Inc.(a)	15,411	536,998
LF Corp.	65,418	1,779,555
LG Hausys Ltd.	3,313	488,292
LG International Corp.(a)	37,270	973,160
LIG Insurance Co., Ltd.	139,969	3,489,197
LS Corp.	44,979	2,222,044
LS Industrial Systems Co., Ltd.(a)	35,350	1,923,241
Macquarie Korea Infrastructure Fund	1,663,055	10,364,306
Meritz Fire & Marine Insurance Co., Ltd.	340,059	3,851,826
Meritz Securities Co., Ltd.	853,000	3,053,773
Mirae Asset Securities Co., Ltd.	57,729	2,255,798
Modetour Network, Inc.	41,703	918,175
Moorim P&P Co., Ltd.(a)	412,752	1,530,241
Partron Co., Ltd.(a)	188,840	2,018,714
Poongsan Corp.	58,463	1,332,392
S&T Motiv Co., Ltd.	13,388	511,573
S-1 Corp.	66,703	4,320,842
Samsung Fine Chemicals Co., Ltd.(a)	20,799	618,776
Samsung Techwin Co., Ltd.(a)	85,331	1,851,562
Seah Besteel Corp.	73,267	1,859,755
SeAH Special Steel Co., Ltd.	23,918	528,779
SeAH Steel Corp.	10,615	766,803
Seoul Semiconductor Co., Ltd.(a)	28,323	520,515
SEOWONINTECH Co., Ltd.	54,893	551,852
SFA Engineering Corp.(a)	36,981	1,670,479
Shinsegae Co., Ltd.	6,163	1,014,878
Silicon Works Co., Ltd.(a)	34,304	780,239
SK Chemicals Co., Ltd.(a)	30,129	1,754,316
SK Gas Ltd.(a)	6,185	544,701
SKC Co., Ltd.	52,054	1,259,734
Sungwoo Hitech Co., Ltd.	140,295	1,493,383
Tongyang Life Insurance	303,179	2,965,177
Woori Investment & Securities Co., Ltd.	207,376	1,933,862
Youlchon Chemical Co., Ltd.	49,638	521,602
Youngone Corp.	41,666	2,009,096

Total South Korea		136,818,605

Taiwan - 26.2%
Ability Enterprise Co., Ltd.	2,950,650	1,554,595
AcBel Polytech, Inc.(a)	1,977,303	2,208,683
Accton Technology Corp.	4,302,633	2,178,411
Achem Technology Corp.	771,000	463,547
ALI Corp.(a)	1,228,980	1,020,844
Alpha Networks, Inc.	2,537,788	1,445,484
AmTRAN Technology Co., Ltd.	5,148,950	2,729,097
Arcadyan Technology Corp.	175,000	235,626
Asia Pacific Telecom Co., Ltd.	7,020,000	3,876,305
Asia Polymer Corp.	1,090,000	832,969
ASROCK, Inc.	233,000	545,598
Aten International Co., Ltd.	172,000	452,288
AV Tech Corp.	869,036	1,383,220
BES Engineering Corp.(a)	3,616,026	909,671
Capital Securities Corp.	11,550,723	3,819,539
Career Technology MFG. Co., Ltd.	1,188,000	1,206,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2014

Investments	Shares	Value
Cathay Real Estate Development Co., Ltd.	1,546,000	$829,210
Chaun-Choung Technology Corp.	116,000	311,271
CHC Healthcare Group(a)	370,000	778,590
Cheng Loong Corp.	2,517,000	1,031,427
Cheng Uei Precision Industry Co., Ltd.(a)	1,622,820	2,541,915
Chicony Electronics Co., Ltd.(a)	2,977,410	8,338,105
Chin-Poon Industrial Co., Ltd.(a)	1,362,650	2,181,827
China Steel Chemical Corp.	958,726	4,702,314
China Synthetic Rubber Corp.	2,658,257	2,767,441
Chong Hong Construction Co., Ltd.	1,197,000	2,568,084
Chroma ATE, Inc.(a)	1,113,132	2,891,847
Chung Hsin Electric & Machinery Manufacturing Corp.	3,097,396	1,989,657
Cleanaway Co., Ltd.	293,161	1,359,031
Clevo Co.(a)	1,903,000	2,980,777
Compeq Manufacturing Co., Ltd.	3,820,000	2,157,680
Continental Holdings Corp.	148,000	55,965
Coxon Precise Industrial Co., Ltd.	254,000	457,332
CTCI Corp.	1,719,190	2,741,826
Cub Elecparts, Inc.	45,000	425,764
Cyberlink Corp.	657,011	1,891,906
D-Link Corp.	3,870,664	2,278,158
Depo Auto Parts Ind Co., Ltd.	666,646	2,457,574
E-Lead Electronic Co., Ltd.	333,000	663,850
Eastern Media International Corp.	3,041,000	1,068,132
Eclat Textile Co., Ltd.	407,286	4,137,042
Elan Microelectronics Corp.(a)	1,299,156	1,975,332
Elite Advanced Laser Corp.	199,000	670,638
Elite Material Co., Ltd.	1,550,163	2,006,255
Elite Semiconductor Memory Technology, Inc.	455,000	737,169
Elitegroup Computer Systems Co., Ltd.	5,333,000	4,497,325
Ennoconn Corp.	70,000	527,182
Epistar Corp.	558,245	1,111,120
Eternal Materials Co., Ltd.	3,828,767	3,901,218
Evergreen International Storage & Transport Corp.	4,133,361	2,400,075
Everlight Chemical Industrial Corp.(a)	1,306,229	1,157,345
Everlight Electronics Co., Ltd.(a)	1,477,165	3,346,782
Excelsior Medical Co., Ltd.	473,000	767,828
Far Eastern Department Stores Ltd.	3,948,841	3,523,743
Far Eastern International Bank(a)	10,812,601	3,592,567
Faraday Technology Corp.(a)	659,000	769,480
Farglory Land Development Co., Ltd.(a)	1,815,640	2,168,863
Feng Hsin Iron & Steel Co.(a)	2,337,950	2,874,165
Feng TAY Enterprise Co., Ltd.	893,960	2,721,314
FLEXium Interconnect, Inc.(a)	345,138	774,327
Flytech Technology Co., Ltd.	178,419	618,217
Formosa International Hotels Corp.(a)	145,733	1,558,691
Formosan Rubber Group, Inc.	4,354,122	4,546,738
GeoVision, Inc.(a)	289,000	987,659
Getac Technology Corp.	1,715,292	901,014
Giant Manufacturing Co., Ltd.(a)	741,464	6,592,981
Global Mixed Mode Technology, Inc.	260,685	717,663
Global Unichip Corp.(a)	303,528	890,356
Grand Pacific Petrochemical	3,574,135	1,917,018
Grape King Bio Ltd.	597,988	2,403,154
Great Wall Enterprise Co., Ltd.(a)	2,792,446	2,434,399
Greatek Electronics, Inc.	147,000	178,854
HannStar Display Corp.	2,335,000	584,452
Highwealth Construction Corp.(a)	1,889,395	3,820,402
Hiwin Technologies Corp.(a)	328,393	2,753,754
Holtek Semiconductor, Inc.	1,543,773	2,730,742
Holy Stone Enterprise Co., Ltd.	538,309	706,912
Hota Industrial Manufacturing Co., Ltd.	252,000	446,554
Huaku Development Co., Ltd.	1,562,296	2,817,887
Huang Hsiang Construction Corp.	1,846,448	2,825,004
Ichia Technologies, Inc.	172,000	171,445
IEI Integration Corp.(a)	1,562,620	2,482,233
Inventec Corp.	17,122,992	11,568,125
ITEQ Corp.	1,447,657	1,099,417
Jentech Precision Industrial Co., Ltd.	367,283	882,121
Johnson Health Tech Co., Ltd.	206,000	466,078
KEE TAI Properties Co., Ltd.	3,391,999	2,093,031
Kenda Rubber Industrial Co., Ltd.(a)	1,305,517	2,639,787
King Slide Works Co., Ltd.(a)	217,004	2,787,913
King Yuan Electronics Co., Ltd.	5,592,960	4,504,172
King’s Town Bank Co., Ltd.	1,692,000	1,758,819
Kingdom Construction Corp.(a)	1,544,187	1,353,521
Kinik Co.	406,495	842,523
Kinsus Interconnect Technology Corp.(a)	1,018,368	3,399,716
Kung Long Batteries Industrial Co., Ltd.	173,000	522,799
Kuoyang Construction Co., Ltd.	925,000	427,346
LCY Chemical Corp.(a)	1,845,000	974,986
Lelon Electronics Corp.	197,000	239,377
Lextar Electronics Corp.	1,138,000	1,114,521
Long Chen Paper Co., Ltd.	899,000	411,067
Lotes Co., Ltd.	314,233	1,456,716
Lumax International Corp., Ltd.(a)	376,773	773,766
Makalot Industrial Co., Ltd.(a)	847,167	4,530,448
Mercuries & Associates Ltd.	1,632,362	1,040,823
Merida Industry Co., Ltd.(a)	856,043	5,810,430
Merry Electronics Co., Ltd.(a)	775,146	2,734,915
Micro-Star International Co., Ltd.	3,136,877	3,384,833
Mitac Holdings Corp.(a)	1,757,596	1,301,429
Nak Sealing Technologies Corp.	172,000	544,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2014

Investments	Shares	Value
Namchow Chemical Industrial Co., Ltd.	640,086	$1,120,080
Nan Kang Rubber Tire Co., Ltd.(a)	814,954	870,347
Neo Solar Power Corp.	194,000	183,552
Nuvoton Technology Corp.(a)	374,632	337,859
OptoTech Corp.	2,420,518	1,026,357
Oriental Union Chemical Corp.(a)	3,265,767	2,836,697
Posiflex Technology, Inc.(a)	104,000	454,148
Primax Electronics Ltd.	306,000	376,182
Prince Housing & Development Corp.	2,682,460	1,078,009
Promate Electronic Co., Ltd.	153,000	175,987
Promise Technology, Inc.	517,000	603,674
Radiant Opto-Electronics Corp.(a)	1,907,252	6,125,754
Realtek Semiconductor Corp.	1,267,770	4,252,377
Rechi Precision Co., Ltd.	589,612	641,815
Richtek Technology Corp.(a)	425,910	2,264,188
Ruentex Development Co., Ltd.(a)	5,143,537	8,203,097
Ruentex Industries Ltd.(a)	3,924,162	8,282,438
Sampo Corp.	2,074,000	833,485
ScinoPharm Taiwan Ltd.(a)	786,000	1,392,823
SDI Corp.	205,000	254,288
Senao International Co., Ltd.(a)	1,370,599	2,229,251
Sercomm Corp.(a)	785,488	1,777,178
Shin Zu Shing Co., Ltd.	413,580	942,275
Shinkong Synthetic Fibers Corp.	5,794,761	1,998,699
Sigurd Microelectronics Corp.	2,514,830	2,443,050
Sinbon Electronics Co., Ltd.	514,000	720,530
Sincere Navigation Corp.	3,643,546	2,940,017
Sitronix Technology Corp.	198,000	510,006
Sonix Technology Co., Ltd.	392,205	575,239
Standard Chemical & Pharmaceutical Co., Ltd.	881,000	1,048,212
Standard Foods Corp.(a)	902,794	1,999,734
Sunspring Metal Corp.(a)	1,052,000	1,927,435
Swancor Ind Co., Ltd.(a)	105,000	468,483
Syncmold Enterprise Corp.	408,220	813,805
Synnex Technology International Corp.	7,457,000	10,878,036
Taiflex Scientific Co., Ltd.(a)	758,974	1,087,954
Tainan Spinning Co., Ltd.	4,826,108	2,840,504
Taiwan Cogeneration Corp.(a)	3,899,970	3,023,520
Taiwan Fertilizer Co., Ltd.	1,074,000	1,896,374
Taiwan Glass Industry Corp.	2,373,698	1,855,273
Taiwan Hon Chuan Enterprise Co., Ltd.	872,606	1,540,770
Taiwan Paiho Ltd.	524,000	709,677
Taiwan PCB Techvest Co., Ltd.	666,302	1,092,160
Taiwan Secom Co., Ltd.	1,190,674	3,127,205
Taiwan Styrene Monomer(a)	1,366,000	596,507
Taiwan Surface Mounting Technology Co., Ltd.	405,506	537,646
Taiwan TEA Corp.	1,319,000	763,803
Teco Electric and Machinery Co., Ltd.	5,718,683	5,455,930
Test Research, Inc.(a)	935,115	1,509,109
Test-Rite International Co., Ltd.	1,773,888	1,184,388
Ton Yi Industrial Corp.(a)	5,310,538	3,360,887
Tong Hsing Electronic Industries Ltd.	346,918	1,196,572
Tong Yang Industry Co., Ltd.	1,277,685	1,481,778
Tong-Tai Machine & Tool Co., Ltd.	515,000	462,004
Topco Scientific Co., Ltd.	629,320	1,123,146
Transcend Information, Inc.	1,069,479	3,340,218
Tripod Technology Corp.	1,420,928	2,792,217
TSRC Corp.	2,215,011	2,379,584
Ttet Union Corp.	190,000	421,461
Tung Ho Steel Enterprise Corp.(a)	5,683,153	4,432,938
TXC Corp.	1,788,549	2,170,459
U-Ming Marine Transport Corp.(a)	3,146,420	4,968,241
Unimicron Technology Corp.	2,152,141	1,644,649
United Integrated Services Co., Ltd.	2,560,461	2,454,970
Universal Cement Corp.	405,000	330,644
USI Corp.	2,323,678	1,286,766
Visual Photonics Epitaxy Co., Ltd.	631,000	595,019
Vivotek, Inc.(a)	441,000	1,437,346
Voltronic Power Technology Corp.(a)	86,000	778,305
Wah Lee Industrial Corp.	1,130,325	1,967,213
Wan Hai Lines Ltd.	3,654,000	3,208,610
Wei Chuan Foods Corp.(a)	972,396	769,252
Wistron Corp.	9,371,257	8,510,698
Wistron NeWeb Corp.(a)	1,667,752	3,535,833
Wowprime Corp.(a)	170,833	1,602,809
WPG Holdings Ltd.	7,553,759	8,808,177
WT Microelectronics Co., Ltd.(a)	2,261,866	3,328,168
YC Co., Ltd.(a)	1,544,995	796,893
YC INOX Co., Ltd.(a)	1,681,000	1,295,246
YFY, Inc.	2,373,000	1,024,981
Young Optics, Inc.(a)	187,759	335,687
YungShin Global Holding Corp.	406,000	704,031
Yungtay Engineering Co., Ltd.(a)	1,068,790	2,681,952
Zinwell Corp.	2,234,186	2,269,393

Total Taiwan		397,043,202

Thailand - 10.5%
Amata Corp. PCL	2,778,775	1,326,042
AP Thailand PCL	9,352,166	1,691,349
Bangchak Petroleum PCL (The)	6,153,939	4,395,671
Bangkok Chain Hospital PCL NVDR(a)	6,873,065	1,650,371
Bangkok Expressway PCL	4,696,305	5,638,421
Bangkok Land PCL NVDR	75,115,414	3,607,366
Bangkok Life Assurance PCL NVDR(a)	646,828	904,380
Bumrungrad Hospital PCL	1,559,565	6,683,850
CH Karnchang PCL NVDR	3,942,925	3,026,105
Delta Electronics Thailand PCL	5,016,351	10,749,324
Electricity Generating PCL	1,791,491	9,120,813
Hana Microelectronics PCL	2,871,547	3,316,680
Hemaraj Land and Development PCL	3,568,300	477,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2014

Investments	Shares	Value
Hemaraj Land and Development PCL NVDR(a)	34,290,923	$4,586,020
IRPC PCL NVDR	9,199,200	855,610
Jasmine International PCL	12,186,696	2,722,560
Kiatnakin Bank PCL	3,424,123	4,111,029
Kiatnakin Bank PCL NVDR(a)	1,625,606	1,951,715
LPN Development PCL(a)	2,729,702	1,825,333
LPN Development PCL NVDR(a)	3,534,618	2,363,574
Major Cineplex Group PCL	5,324,169	4,490,750
MCOT PCL	4,459,074	2,182,100
MK Restaurants Group PCL NVDR(a)	792,900	1,409,868
Pruksa Real Estate PCL	5,531,541	4,833,793
Quality Houses PCL NVDR	41,543,352	4,621,540
Ratchaburi Electricity Generating Holding PCL	3,265,890	5,831,946
Ratchaburi Electricity Generating Holding PCL NVDR	783,500	1,399,107
Robinson Department Store PCL	1,135,733	1,553,434
Samart Corp. PCL	3,825,100	4,563,379
Samart Telcoms PCL NVDR(a)	4,534,424	3,128,615
Sansiri PCL	67,864,824	3,506,693
Somboon Advance Technology PCL NVDR	2,108,996	1,038,472
Sri Trang Agro-Industry PCL NVDR	7,074,960	2,752,568
Sriracha Construction PCL NVDR	1,766,044	1,596,955
Srithai Superware PCL Class C NVDR	15,722,460	1,146,927
Supalai PCL	6,866,227	5,029,668
Thai Union Frozen Products PCL NVDR	3,592,405	9,881,844
Thai Vegetable Oil PCL	6,937,148	4,491,224
Thaicom PCL NVDR	386,700	408,445
Thanachart Capital PCL	6,458,866	6,233,100
TICON Industrial Connection PCL NVDR(a)	6,202,415	3,412,271
Tisco Financial Group PCL	1,760,675	2,274,428
Tisco Financial Group PCL NVDR	2,779,657	3,590,742
TPI Polene PCL NVDR(a)	31,523,910	1,638,477
TTW PCL(a)	19,629,124	6,920,907
VGI Global Media PCL NVDR(a)	2,060,600	739,060

Total Thailand		159,679,745

Turkey - 6.0%
Alarko Holding A/S	321,392	613,157
Anadolu Cam Sanayii AS(a)	867,256	741,958
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	272,224	2,719,038
Aselsan Elektronik Sanayi ve Ticaret AS	504,917	2,591,809
Bizim Toptan Satis Magazalari AS	60,575	494,913
Borusan Mannesmann Boru Sanayi ve Ticaret AS	380,870	1,202,361
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,317,845	5,530,129
Cimsa Cimento Sanayi ve Ticaret AS	969,702	6,636,823
Dogus Otomotiv Servis ve Ticaret AS	2,075,176	10,607,787
Goodyear Lastikleri TAS	56,054	2,179,578
Gubre Fabrikalari TAS	1,211,265	2,601,027
Is Gayrimenkul Yatirim Ortakligi AS	1,031,539	626,579
Koza Altin Isletmeleri AS(a)	657,114	4,384,976
Otokar Otomotiv ve Savunma Sanayi AS	134,697	4,998,381
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	1,388,876	2,406,137
Petkim Petrokimya Holding AS(a)	610,657	1,031,802
Saf Gayrimenkul Yatirim Ortakligi AS	6,601,151	2,823,720
Soda Sanayii AS	1,250,903	2,290,179
TAV Havalimanlari Holding AS	956,410	7,814,108
Teknosa Ic Ve Dis Ticaret AS(a)	512,271	2,077,352
Torunlar Gayrimenkul Yatirim Ortakligi AS	1,234,692	1,822,131
Trakya Cam Sanayii AS	1,047,383	1,541,225
Tumosan Motor ve Traktor Sanayi AS	297,236	659,889
Turk Traktor ve Ziraat Makineleri AS(a)	294,356	9,676,509
Turkiye Sinai Kalkinma Bankasi AS	1,882,936	1,627,005
Turkiye Sise ve Cam Fabrikalari AS	2,296,369	3,575,568
Ulker Biskuvi Sanayi AS	894,415	7,097,165
Vestel Beyaz Esya Sanayi ve Ticaret AS	161,858	747,756

Total Turkey		91,119,062

TOTAL COMMON STOCKS (Cost: $1,423,557,011)		1,496,151,615

WARRANTS - 0.0%

Thailand - 0.0%
Sansiri PCL, expiring 11/24/17* (Cost: $0)	23,677,806	223,104

EXCHANGE-TRADED FUNDS AND NOTES - 1.1%

United States - 1.1%
iPath MSCI India Index ETN*(a)	231,151	16,099,667
WisdomTree Emerging Markets Equity Income Fund(b)	31,018	1,307,719

TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $16,771,159)		17,407,386

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2014

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%

United States - 4.8%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $72,218,485)(d)	72,218,485	$72,218,485

TOTAL INVESTMENTS IN SECURITIES - 104.6% (Cost: $1,512,546,655)		1,586,000,590
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.6)%		(70,064,640)

NET ASSETS - 100.0%		$1,515,935,950

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $532,209, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $125,713,937 and the total market value of the collateral held by the Fund was $133,760,701. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $61,542,216.

ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.5%

United States - 99.5%

Aerospace & Defense - 0.9%
American Science & Engineering, Inc.	1,631	$84,649
Lockheed Martin Corp.	51,118	9,843,793

Total Aerospace & Defense		9,928,442

Auto Components - 0.0%
Superior Industries International, Inc.	4,807	95,131

Automobiles - 1.9%
Ford Motor Co.	617,306	9,568,243
General Motors Co.	299,211	10,445,456

Total Automobiles		20,013,699

Banks - 4.0%
Arrow Financial Corp.(a)	2,783	76,505
Banc of California, Inc.(a)	7,332	84,098
Bank of Hawaii Corp.(a)	6,446	382,312
BankUnited, Inc.	15,036	435,593
BBCN Bancorp, Inc.	11,302	162,523
Bridge Bancorp, Inc.(a)	1,735	46,411
Camden National Corp.	1,073	42,748
Chemical Financial Corp.	5,473	167,693
City Holding Co.(a)	2,395	111,439
CNB Financial Corp.	2,069	38,277
Community Bank System, Inc.(a)	6,516	248,455
Community Trust Bancorp, Inc.	2,393	87,608
Cullen/Frost Bankers, Inc.(a)	9,071	640,775
Financial Institutions, Inc.	2,323	58,423
First Busey Corp.	13,738	89,434
First Commonwealth Financial Corp.	14,396	132,731
First Community Bancshares, Inc.	2,287	37,667
First Financial Bancorp	9,802	182,219
First Financial Corp.	1,991	70,919
First Niagara Financial Group, Inc.	69,361	584,713
FirstMerit Corp.(a)	28,814	544,297
Flushing Financial Corp.	3,615	73,276
FNB Corp.(a)	33,011	439,707
Fulton Financial Corp.	24,672	304,946
Hancock Holding Co.	13,094	401,986
JPMorgan Chase & Co.	492,803	30,839,612
National Penn Bancshares, Inc.	31,898	335,726
NBT Bancorp, Inc.(a)	6,604	173,487
Old National Bancorp	17,775	264,492
Pacific Continental Corp.	4,351	61,697
PacWest Bancorp	21,885	994,892
Park National Corp.(a)	3,337	295,258
Penns Woods Bancorp, Inc.(a)	729	35,911
Republic Bancorp, Inc. Class A	2,826	69,859
Sandy Spring Bancorp, Inc.(a)	4,089	106,641
Southside Bancshares, Inc.	2,767	79,994
Stock Yards Bancorp, Inc.	1,715	57,178
Tompkins Financial Corp.(a)	2,270	125,531
TowneBank(a)	5,112	77,293
Trustmark Corp.(a)	13,083	321,057
Umpqua Holdings Corp.	37,906	644,781
United Bankshares, Inc.(a)	12,395	464,193
Univest Corp. of Pennsylvania	2,997	60,659
Valley National Bancorp(a)	54,907	533,147
Washington Trust Bancorp, Inc.(a)	2,318	93,137
WesBanco, Inc.	3,521	122,531
West Bancorp, Inc.(a)	1,832	31,181
Westamerica Bancorp(a)	4,138	202,845

Total Banks		41,435,857

Beverages - 2.6%
Coca-Cola Co. (The)	645,508	27,253,348

Biotechnology - 0.1%
PDL BioPharma, Inc.(a)	64,032	493,687

Capital Markets - 0.3%
Arlington Asset Investment Corp. Class A(a)	14,389	382,891
Artisan Partners Asset Management, Inc. Class A	7,707	389,435
BGC Partners, Inc. Class A	53,824	492,490
Calamos Asset Management, Inc. Class A	3,853	51,322
Federated Investors, Inc. Class B(a)	16,482	542,752
GFI Group, Inc.	24,299	132,429
Greenhill & Co., Inc.(a)	6,261	272,980
Manning & Napier, Inc.	2,049	28,317
Waddell & Reed Financial, Inc. Class A	12,465	621,006
Westwood Holdings Group, Inc.	1,640	101,385

Total Capital Markets		3,015,007

Chemicals - 2.0%
Dow Chemical Co. (The)	224,785	10,252,444
E.I. du Pont de Nemours & Co.	122,017	9,021,937
FutureFuel Corp.	8,672	112,909
Innophos Holdings, Inc.	3,823	223,454
Koppers Holdings, Inc.	4,246	110,311
Kronos Worldwide, Inc.(a)	28,761	374,468
Olin Corp.(a)	13,884	316,139
Scotts Miracle-Gro Co. (The) Class A	8,914	555,521

Total Chemicals		20,967,183

Commercial Services & Supplies - 1.0%
Brady Corp. Class A	7,291	199,336
Civeo Corp.	34,300	140,973
Covanta Holding Corp.(a)	28,325	623,433
Ennis, Inc.	6,113	82,342
KAR Auction Services, Inc.	22,188	768,814
McGrath RentCorp	2,996	107,437
Pitney Bowes, Inc.	31,304	762,878
Quad/Graphics, Inc.	9,857	226,317
R.R. Donnelley & Sons Co.(a)	66,310	1,114,340
Republic Services, Inc.	51,172	2,059,673
Waste Management, Inc.	70,488	3,617,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

December 31, 2014

Investments	Shares	Value
West Corp.	12,179	$401,907

Total Commercial Services & Supplies		10,104,894

Communications Equipment - 1.9%
Cisco Systems, Inc.	720,125	20,030,277
Comtech Telecommunications Corp.	2,719	85,703

Total Communications Equipment		20,115,980

Consumer Finance - 0.2%
Navient Corp.	57,032	1,232,461
Santander Consumer USA Holdings, Inc.	57,259	1,122,849

Total Consumer Finance		2,355,310

Containers & Packaging - 0.1%
Greif, Inc. Class A	4,652	219,714
Myers Industries, Inc.	4,876	85,818
Sonoco Products Co.	14,446	631,290

Total Containers & Packaging		936,822

Distributors - 0.0%
Weyco Group, Inc.	1,457	43,229

Diversified Consumer Services - 0.0%
Universal Technical Institute, Inc.	4,796	47,193

Diversified Telecommunication Services - 10.3%
AT&T, Inc.	1,467,659	49,298,666
CenturyLink, Inc.	164,531	6,512,137
Cogent Communications Holdings, Inc.	8,286	293,242
Consolidated Communications Holdings, Inc.(a)	15,248	424,352
Frontier Communications Corp.(a)	326,950	2,180,756
IDT Corp. Class B	3,922	79,656
Inteliquent, Inc.	5,410	106,198
Lumos Networks Corp.(a)	2,692	45,279
Verizon Communications, Inc.	991,360	46,375,821
Windstream Holdings, Inc.	352,157	2,901,774

Total Diversified Telecommunication Services		108,217,881

Electric Utilities - 6.1%
ALLETE, Inc.	8,266	455,787
American Electric Power Co., Inc.	88,756	5,389,264
Cleco Corp.	8,764	477,989
Duke Energy Corp.	135,689	11,335,459
El Paso Electric Co.	5,955	238,557
Empire District Electric Co. (The)	8,085	240,448
Entergy Corp.	35,229	3,081,833
Exelon Corp.	149,129	5,529,703
FirstEnergy Corp.	82,350	3,210,827
Great Plains Energy, Inc.	28,159	799,997
Hawaiian Electric Industries, Inc.	19,492	652,592
IDACORP, Inc.(a)	7,534	498,676
NextEra Energy, Inc.	62,322	6,624,206
Northeast Utilities(a)	48,547	2,598,236
NRG Yield, Inc. Class A(a)	5,666	267,095
Otter Tail Corp.(a)	6,899	213,593
Pepco Holdings, Inc.	52,646	1,417,757
Pinnacle West Capital Corp.	20,098	1,372,894
Portland General Electric Co.(a)	11,745	444,313
PPL Corp.	140,709	5,111,958
Southern Co. (The)	196,372	9,643,829
UIL Holdings Corp.(a)	11,334	493,482
Unitil Corp.	2,982	109,350
Westar Energy, Inc.(a)	23,355	963,160
Xcel Energy, Inc.	87,338	3,137,181

Total Electric Utilities		64,308,186

Electrical Equipment - 0.7%
Emerson Electric Co.	109,888	6,783,386
General Cable Corp.	12,820	191,018

Total Electrical Equipment		6,974,404

Electronic Equipment, Instruments & Components - 0.1%
AVX Corp.	24,367	341,138
Daktronics, Inc.	7,055	88,258
Electro Rent Corp.	5,810	81,572
Electro Scientific Industries, Inc.	4,010	31,118

Total Electronic Equipment, Instruments & Components		542,086

Energy Equipment & Services - 0.5%
CARBO Ceramics, Inc.(a)	4,256	170,453
Diamond Offshore Drilling, Inc.(a)	70,397	2,584,274
Gulfmark Offshore, Inc. Class A	6,434	157,118
Helmerich & Payne, Inc.	23,807	1,605,068
RPC, Inc.(a)	37,365	487,240
Tidewater, Inc.	8,386	271,790

Total Energy Equipment & Services		5,275,943

Food & Staples Retailing - 0.3%
Sysco Corp.	88,730	3,521,694
Village Super Market, Inc. Class A	1,230	33,665

Total Food & Staples Retailing		3,555,359

Food Products - 1.9%
B&G Foods, Inc.(a)	12,158	363,524
Campbell Soup Co.(a)	44,356	1,951,664
ConAgra Foods, Inc.	57,847	2,098,689
General Mills, Inc.	94,049	5,015,633
Kellogg Co.	52,497	3,435,404
Kraft Foods Group, Inc.	108,759	6,814,839

Total Food Products		19,679,753

Gas Utilities - 0.5%
AGL Resources, Inc.	22,468	1,224,731
Atmos Energy Corp.	14,591	813,302
Laclede Group, Inc. (The)(a)	7,681	408,629
New Jersey Resources Corp.	6,514	398,657
Northwest Natural Gas Co.(a)	5,779	288,372
Piedmont Natural Gas Co., Inc.	13,291	523,798

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

December 31, 2014

Investments	Shares	Value
Questar Corp.	27,115	$685,467
South Jersey Industries, Inc.	5,416	319,165
WGL Holdings, Inc.(a)	8,527	465,745

Total Gas Utilities		5,127,866

Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	77,704	5,694,926
Meridian Bioscience, Inc.(a)	9,963	163,991

Total Health Care Equipment & Supplies		5,858,917

Health Care Providers & Services - 0.1%
Landauer, Inc.(a)	2,981	101,771
Owens & Minor, Inc.	9,095	319,326
Select Medical Holdings Corp.	19,075	274,680

Total Health Care Providers & Services		695,777

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.(a)	1,949	118,402
Quality Systems, Inc.	13,999	218,244

Total Health Care Technology		336,646

Hotels, Restaurants & Leisure - 3.1%
Cracker Barrel Old Country Store, Inc.(a)	3,556	500,543
Darden Restaurants, Inc.(a)	25,228	1,479,118
DineEquity, Inc.	3,285	340,457
Las Vegas Sands Corp.	141,827	8,248,658
McDonald’s Corp.	180,269	16,891,205
SeaWorld Entertainment, Inc.	23,136	414,135
Six Flags Entertainment Corp.(a)	23,492	1,013,680
Speedway Motorsports, Inc.	6,723	147,032
Wynn Resorts Ltd.	19,974	2,971,332

Total Hotels, Restaurants & Leisure		32,006,160

Household Durables - 0.2%
Leggett & Platt, Inc.(a)	21,076	898,048
MDC Holdings, Inc.(a)	9,693	256,574
Tupperware Brands Corp.(a)	10,474	659,862

Total Household Durables		1,814,484

Household Products - 4.1%
Clorox Co. (The)(a)	19,057	1,985,930
Kimberly-Clark Corp.	54,855	6,337,947
Orchids Paper Products Co.(a)	1,477	42,995
Procter & Gamble Co. (The)	384,472	35,021,555

Total Household Products		43,388,427

Independent Power and Renewable Electricity Producers - 0.0%
Pattern Energy Group, Inc.	12,681	312,713

Industrial Conglomerates - 4.2%
General Electric Co.	1,754,357	44,332,601

Insurance - 0.6%
American National Insurance Co.	3,451	394,311
Arthur J. Gallagher & Co.	24,339	1,145,880
Baldwin & Lyons, Inc. Class B	2,735	70,508
Cincinnati Financial Corp.(a)	27,939	1,448,079
Donegal Group, Inc. Class A	3,433	54,859
EMC Insurance Group, Inc.	1,707	60,530
Erie Indemnity Co. Class A	6,495	589,551
First American Financial Corp.	15,293	518,433
Horace Mann Educators Corp.	5,944	197,222
Mercury General Corp.(a)	12,894	730,703
Old Republic International Corp.	66,030	966,019
Safety Insurance Group, Inc.	3,280	209,953
United Fire Group, Inc.	3,448	102,509

Total Insurance		6,488,557

Internet & Catalog Retail - 0.0%
Nutrisystem, Inc.	5,704	111,513
PetMed Express, Inc.(a)	5,120	73,575

Total Internet & Catalog Retail		185,088

Internet Software & Services - 0.0%
EarthLink Holdings Corp.	22,885	100,465

IT Services - 0.5%
Leidos Holdings, Inc.	11,633	506,268
ManTech International Corp. Class A	3,716	112,335
Paychex, Inc.	59,166	2,731,694
Western Union Co. (The)(a)	76,146	1,363,775

Total IT Services		4,714,072

Leisure Products - 0.3%
Hasbro, Inc.(a)	19,092	1,049,869
Mattel, Inc.	82,142	2,541,884

Total Leisure Products		3,591,753

Machinery - 0.9%
American Railcar Industries, Inc.	3,379	174,019
Caterpillar, Inc.(a)	92,476	8,464,328
Douglas Dynamics, Inc.	5,115	109,614
Harsco Corp.	19,384	366,164
Miller Industries, Inc.	1,675	34,823

Total Machinery		9,148,948

Media - 0.3%
AMC Entertainment Holdings, Inc. Class A	3,340	87,441
Cablevision Systems Corp. Class A(a)	33,434	690,078
Cinemark Holdings, Inc.	16,636	591,909
Harte-Hanks, Inc.	12,973	100,411
Meredith Corp.(a)	5,668	307,886
National CineMedia, Inc.(a)	19,598	281,623
New Media Investment Group, Inc.	8,494	200,713
Regal Entertainment Group Class A(a)	27,127	579,433
Time, Inc.	16,799	413,423
Tribune Publishing Co.	3,773	86,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

December 31, 2014

Investments	Shares	Value
World Wrestling Entertainment, Inc. Class A(a)	6,968	$85,985

Total Media		3,425,304

Metals & Mining - 1.0%
Cliffs Natural Resources, Inc.(a)	65,821	469,962
Commercial Metals Co.	17,460	284,424
Compass Minerals International, Inc.	4,646	403,412
Freeport-McMoRan, Inc.	292,411	6,830,721
Nucor Corp.	45,018	2,208,133
Schnitzer Steel Industries, Inc. Class A	4,297	96,940

Total Metals & Mining		10,293,592

Multi-Utilities - 3.6%
Alliant Energy Corp.	17,815	1,183,272
Ameren Corp.	46,499	2,144,999
Avista Corp.(a)	12,254	433,179
Black Hills Corp.	6,663	353,406
CenterPoint Energy, Inc.	91,437	2,142,369
CMS Energy Corp.	44,442	1,544,359
Consolidated Edison, Inc.(a)	57,438	3,791,482
Dominion Resources, Inc.	95,434	7,338,875
DTE Energy Co.	29,919	2,584,104
Integrys Energy Group, Inc.	15,009	1,168,451
MDU Resources Group, Inc.	31,501	740,274
NorthWestern Corp.	6,822	385,989
PG&E Corp.	83,534	4,447,350
Public Service Enterprise Group, Inc.	92,817	3,843,552
SCANA Corp.(a)	26,367	1,592,567
TECO Energy, Inc.	51,902	1,063,472
Vectren Corp.	14,328	662,383
Wisconsin Energy Corp.(a)	35,168	1,854,760

Total Multi-Utilities		37,274,843

Multiline Retail - 0.6%
Target Corp.	88,981	6,754,548

Oil, Gas & Consumable Fuels - 15.5%
Chevron Corp.	390,481	43,804,159
Comstock Resources, Inc.(a)	22,104	150,528
ConocoPhillips	284,001	19,613,109
CVR Energy, Inc.(a)	32,677	1,264,927
Denbury Resources, Inc.(a)	66,472	540,417
Evolution Petroleum Corp.	9,158	68,044
EXCO Resources, Inc.(a)	119,183	258,627
Exxon Mobil Corp.	583,423	53,937,456
HollyFrontier Corp.	32,399	1,214,315
Kinder Morgan, Inc.(a)	229,428	9,707,099
Murphy Oil Corp.	26,702	1,348,985
Occidental Petroleum Corp.	148,833	11,997,428
ONEOK, Inc.	52,864	2,632,099
PBF Energy, Inc. Class A	17,862	475,844
Peabody Energy Corp.(a)	60,441	467,813
Spectra Energy Corp.(a)	145,330	5,275,479
Targa Resources Corp.	6,575	697,279
W&T Offshore, Inc.(a)	25,716	188,755
Williams Cos., Inc. (The)	195,877	8,802,712

Total Oil, Gas & Consumable Fuels		162,445,075

Paper & Forest Products - 0.3%
International Paper Co.	63,047	3,378,058
Schweitzer-Mauduit International, Inc.	5,448	230,451

Total Paper & Forest Products		3,608,509

Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A(a)	9,834	429,746

Pharmaceuticals - 8.0%
AbbVie, Inc.	236,576	15,481,533
Eli Lilly & Co.(a)	156,754	10,814,459
Merck & Co., Inc.	432,181	24,543,559
Pfizer, Inc.	1,046,808	32,608,069
Theravance, Inc.(a)	41,581	588,371

Total Pharmaceuticals		84,035,991

Professional Services - 0.0%
Acacia Research Corp.(a)	7,630	129,252
CDI Corp.	2,403	42,557

Total Professional Services		171,809

Real Estate Investment Trusts (REITs) - 12.4%
Acadia Realty Trust	9,583	306,943
Agree Realty Corp.	3,784	117,645
Alexander’s, Inc.	830	362,859
Alexandria Real Estate Equities, Inc.	11,928	1,058,491
American Campus Communities, Inc.	19,922	823,974
American Realty Capital Healthcare Trust, Inc.	45,662	543,378
American Realty Capital Properties, Inc.	502,219	4,545,082
AmREIT, Inc.	3,980	105,629
Apartment Investment & Management Co. Class A	21,200	787,580
Armada Hoffler Properties, Inc.	8,080	76,679
Ashford Hospitality Trust, Inc.	20,963	219,692
Associated Estates Realty Corp.(a)	10,121	234,908
AvalonBay Communities, Inc.	18,981	3,101,306
Aviv REIT, Inc.	9,302	320,733
BioMed Realty Trust, Inc.	45,804	986,618
Brandywine Realty Trust	34,494	551,214
Brixmor Property Group, Inc.	53,337	1,324,891
Camden Property Trust	15,642	1,155,005
Campus Crest Communities, Inc.(a)	28,503	208,357
CatchMark Timber Trust, Inc. Class A	7,331	82,987
CBL & Associates Properties, Inc.	46,340	899,923
Cedar Realty Trust, Inc.	14,769	108,404
Chambers Street Properties	74,147	597,625
Chatham Lodging Trust	5,584	161,768
Chesapeake Lodging Trust	8,877	330,313
Columbia Property Trust, Inc.	28,673	726,861
CorEnergy Infrastructure Trust, Inc.	18,465	119,653
CoreSite Realty Corp.(a)	4,088	159,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

December 31, 2014

Investments	Shares	Value
Corporate Office Properties Trust	18,035	$511,653
Corrections Corp. of America(a)	31,553	1,146,636
Crown Castle International Corp.	70,452	5,544,572
CyrusOne, Inc.	6,041	166,430
DCT Industrial Trust, Inc.	14,557	519,103
DDR Corp.(a)	61,793	1,134,519
DiamondRock Hospitality Co.	27,232	404,940
Digital Realty Trust, Inc.	34,310	2,274,753
Douglas Emmett, Inc.	20,885	593,134
Duke Realty Corp.	60,922	1,230,624
DuPont Fabros Technology, Inc.(a)	13,293	441,859
EastGroup Properties, Inc.	6,121	387,582
Education Realty Trust, Inc.	9,573	350,276
EPR Properties	17,323	998,325
Equity One, Inc.	22,136	561,369
Equity Residential	50,574	3,633,236
Excel Trust, Inc.	16,233	217,360
Extra Space Storage, Inc.	18,877	1,106,947
Federal Realty Investment Trust(a)	8,994	1,200,339
First Potomac Realty Trust	14,786	182,755
Franklin Street Properties Corp.	31,164	382,382
Gaming and Leisure Properties, Inc. REIT	39,208	1,150,363
Geo Group, Inc. (The)	23,017	928,966
Getty Realty Corp.(a)	8,137	148,175
Gladstone Commercial Corp.	7,884	135,368
Glimcher Realty Trust	21,800	299,532
Government Properties Income Trust	25,966	597,478
HCP, Inc.	110,790	4,878,084
Health Care REIT, Inc.	70,888	5,364,095
Healthcare Realty Trust, Inc.	21,919	598,827
Healthcare Trust of America, Inc. Class A	29,947	806,772
Hersha Hospitality Trust	40,496	284,687
Highwoods Properties, Inc.	18,096	801,291
Home Properties, Inc.	12,899	846,174
Hospitality Properties Trust	47,239	1,464,409
Host Hotels & Resorts, Inc.	125,495	2,983,016
Independence Realty Trust, Inc.(a)	11,824	110,081
Inland Real Estate Corp.	26,808	293,548
Investors Real Estate Trust	35,759	292,151
Iron Mountain, Inc.	49,668	1,920,165
Kimco Realty Corp.	78,111	1,963,711
Kite Realty Group Trust	15,226	437,595
Lamar Advertising Co. Class A	24,457	1,311,873
LaSalle Hotel Properties	19,282	780,343
Lexington Realty Trust(a)	70,791	777,285
Liberty Property Trust	38,954	1,465,839
LTC Properties, Inc.	8,562	369,622
Macerich Co. (The)	23,297	1,943,203
Mack-Cali Realty Corp.	15,203	289,769
Medical Properties Trust, Inc.(a)	52,917	729,196
Mid-America Apartment Communities, Inc.	14,950	1,116,466
Monmouth Real Estate Investment Corp. Class A	15,695	173,744
National Health Investors, Inc.	7,480	523,301
National Retail Properties, Inc.	29,018	1,142,439
New York REIT, Inc.	33,492	354,680
Omega Healthcare Investors, Inc.	33,975	1,327,403
One Liberty Properties, Inc.	4,753	112,504
Outfront Media, Inc.	32,014	859,256
Parkway Properties, Inc.	22,990	422,786
Pennsylvania Real Estate Investment Trust	12,874	302,024
Physicians Realty Trust	13,126	217,892
Piedmont Office Realty Trust, Inc. Class A	35,027	659,909
Plum Creek Timber Co., Inc.	37,049	1,585,327
Post Properties, Inc.	7,372	433,252
Potlatch Corp.	6,792	284,381
Prologis, Inc.	77,205	3,322,131
Public Storage	26,690	4,933,647
QTS Realty Trust, Inc. Class A	5,055	171,061
Ramco-Gershenson Properties Trust	16,931	317,287
Rayonier, Inc.	23,770	664,134
Realty Income Corp.(a)	52,189	2,489,937
Regency Centers Corp.	14,282	910,906
Retail Opportunity Investments Corp.(a)	17,941	301,229
Retail Properties of America, Inc. Class A	48,711	812,987
Rexford Industrial Realty, Inc.	6,532	102,618
RLJ Lodging Trust	23,530	788,961
Rouse Properties, Inc.(a)	10,335	191,404
Ryman Hospitality Properties, Inc.(a)	10,709	564,793
Sabra Health Care REIT, Inc.	14,496	440,244
Saul Centers, Inc.	3,031	173,343
Select Income REIT(a)	23,254	567,630
Senior Housing Properties Trust(a)	69,468	1,535,937
Simon Property Group, Inc.	44,871	8,171,458
Sovran Self Storage, Inc.	5,297	462,004
Spirit Realty Capital, Inc.	112,408	1,336,531
STAG Industrial, Inc.(a)	17,346	424,977
Summit Hotel Properties, Inc.	19,460	242,082
Sun Communities, Inc.(a)	10,278	621,408
Taubman Centers, Inc.	9,197	702,835
Terreno Realty Corp.	5,184	106,946
Trade Street Residential, Inc.	8,669	66,665
UDR, Inc.	42,837	1,320,236
UMH Properties, Inc.	9,024	86,179
Universal Health Realty Income Trust	3,361	161,731
Urstadt Biddle Properties, Inc. Class A	6,856	150,009
Ventas, Inc.	57,677	4,135,441
W.P. Carey, Inc.	27,536	1,930,274
Washington Prime Group, Inc.	44,874	772,730
Washington Real Estate Investment Trust(a)	14,819	409,894
Weingarten Realty Investors	23,582	823,483
Weyerhaeuser Co.	83,897	3,011,063
Whitestone REIT(a)	8,515	128,662
Winthrop Realty Trust	7,278	113,464

Total Real Estate Investment Trusts (REITs)		129,960,251

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund (DHS)

December 31, 2014

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 0.5%
Brooks Automation, Inc.	9,624	$122,706
Intersil Corp. Class A	25,233	365,121
KLA-Tencor Corp.	23,711	1,667,358
Maxim Integrated Products, Inc.	51,178	1,631,043
Microchip Technology, Inc.(a)	32,449	1,463,774

Total Semiconductors & Semiconductor Equipment		5,250,002

Software - 0.2%
American Software, Inc. Class A	4,090	37,260
CA, Inc.	73,591	2,240,846

Total Software		2,278,106

Specialty Retail - 0.3%
American Eagle Outfitters, Inc.(a)	36,248	503,122
Big 5 Sporting Goods Corp.	3,291	48,147
Cato Corp. (The) Class A	3,715	156,699
Destination Maternity Corp.	3,517	56,096
GameStop Corp. Class A(a)	22,219	751,002
Guess?, Inc.	18,209	383,846
Staples, Inc.	92,682	1,679,398

Total Specialty Retail		3,578,310

Technology Hardware, Storage & Peripherals - 0.1%
Diebold, Inc.(a)	10,492	363,443
Lexmark International, Inc. Class A(a)	10,692	441,259

Total Technology Hardware, Storage & Peripherals		804,702

Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	51,013	1,916,048

Thrifts & Mortgage Finance - 0.4%
Berkshire Hills Bancorp, Inc.	2,807	74,835
Brookline Bancorp, Inc.	13,601	136,418
Dime Community Bancshares, Inc.	5,777	94,050
New York Community Bancorp, Inc.(a)	140,454	2,247,264
Northwest Bancshares, Inc.	19,666	246,415
OceanFirst Financial Corp.	3,059	52,431
Oritani Financial Corp.	9,591	147,701
People’s United Financial, Inc.(a)	69,027	1,047,830
Provident Financial Services, Inc.	11,119	200,809
Territorial Bancorp, Inc.	1,457	31,398
TrustCo Bank Corp.(a)	16,378	118,904
United Financial Bancorp, Inc.	5,589	80,258

Total Thrifts & Mortgage Finance		4,478,313

Tobacco - 6.0%
Altria Group, Inc.	411,979	20,298,205
Lorillard, Inc.	70,844	4,458,921
Philip Morris International, Inc.	363,929	29,642,017
Reynolds American, Inc.	110,974	7,132,299
Universal Corp.(a)	5,714	251,302
Vector Group Ltd.(a)	40,892	871,409

Total Tobacco		62,654,153

Trading Companies & Distributors - 0.1%
H&E Equipment Services, Inc.	6,415	180,197
Houston Wire & Cable Co.	2,600	31,070
TAL International Group, Inc.*(a)	11,985	522,187

Total Trading Companies & Distributors		733,454

Water Utilities - 0.0%
Connecticut Water Service, Inc.(a)	1,328	48,193
Middlesex Water Co.	3,399	78,381
York Water Co.	1,685	39,109

Total Water Utilities		165,683

Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc.	4,801	83,345

TOTAL COMMON STOCKS (Cost: $938,149,143)		1,043,803,652

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree Total Dividend Fund(a)(b) (Cost: $2,435,271)	34,349	2,565,870

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.4%

United States - 3.4%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $36,033,183)(d)	36,033,183	36,033,183

TOTAL INVESTMENTS IN SECURITIES - 103.2% (Cost: $976,617,597)		1,082,402,705
Liabilities in Excess of Cash and Other Assets - (3.2)%		(33,488,940)

NET ASSETS - 100.0%		$1,048,913,765

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $56,889,722 and the total market value of the collateral held by the Fund was $58,311,317. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $22,278,134.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Dividend Growth Fund (EUDG)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.7%

Austria - 0.3%
ams AG	240	$8,755
Vienna Insurance Group AG Wiener Versicherung Gruppe	580	26,024

Total Austria		34,779

Belgium - 4.0%
Anheuser-Busch InBev N.V.	4,415	501,435
Melexis N.V.	252	11,435
Umicore S.A.	577	23,253

Total Belgium		536,123

Denmark - 2.6%
AP Moeller - Maersk A/S Class B	25	50,254
DSV A/S	392	11,989
Novo Nordisk A/S Class B	5,551	234,804
Novozymes A/S Class B	382	16,127
Pandora A/S	357	29,268

Total Denmark		342,442

Finland - 0.8%
Kone Oyj Class B	2,043	93,496
Metso Oyj	170	5,114
YIT Oyj(a)	1,113	5,751

Total Finland		104,361

France - 7.8%
Air Liquide S.A.	987	122,836
Airbus Group N.V.	1,312	65,647
BioMerieux(a)	93	9,649
Carrefour S.A.	1,981	60,647
Dassault Systemes S.A.	345	21,099
Essilor International S.A.	332	37,233
Eutelsat Communications S.A.	1,236	40,075
L’Oreal S.A.	1,343	226,376
LVMH Moet Hennessy Louis Vuitton S.A.	1,245	199,236
Metropole Television S.A.	1,051	19,808
Plastic Omnium S.A.	220	6,020
Publicis Groupe S.A.	475	34,279
Safran S.A.	1,140	70,697
Societe BIC S.A.	196	26,053
Technip S.A.	326	19,493
Teleperformance	175	11,950
Valeo S.A.	216	27,078
Vallourec S.A.(a)	119	3,276
Vicat	178	12,837
Zodiac Aerospace	564	19,048

Total France		1,033,337

Germany - 16.0%
adidas AG	464	32,351
BASF SE	3,432	290,204
Bayer AG Registered Shares	1,837	251,183
Bayerische Motoren Werke AG	1,882	204,435
Bilfinger SE(a)	206	11,555
Brenntag AG	369	20,767
Carl Zeiss Meditec AG Bearer Shares(a)	235	6,000
Continental AG	456	96,865
Deutsche Lufthansa AG Registered Shares	1,390	23,262
Deutsche Post AG Registered Shares	2,755	90,160
Duerr AG	96	8,510
Evonik Industries AG	1,920	63,019
Fielmann AG	336	22,992
Freenet AG	896	25,690
Fresenius Medical Care AG & Co. KGaA	566	42,360
Fresenius SE & Co. KGaA	621	32,432
Hamburger Hafen und Logistik AG	396	8,266
Henkel AG & Co. KGaA	448	43,607
Hugo Boss AG	300	36,919
Infineon Technologies AG	2,112	22,605
Leoni AG	192	11,476
MTU Aero Engines AG	160	13,971
Pfeiffer Vacuum Technology AG	58	4,815
ProSiebenSat.1 Media AG Registered Shares	1,034	43,579
Rhoen Klinikum AG	395	11,087
SAP SE	2,443	172,225
Siemens AG Registered Shares	3,228	366,191
Symrise AG	312	18,926
United Internet AG Registered Shares	360	16,329
Volkswagen AG	663	144,488

Total Germany		2,136,269

Ireland - 0.4%
Dragon Oil PLC	1,692	13,873
Greencore Group PLC	1,860	8,300
Kerry Group PLC Class A	175	12,085
Paddy Power PLC	223	18,595

Total Ireland		52,853

Italy - 4.4%
Atlantia SpA	4,080	95,432
DiaSorin SpA	180	7,260
Eni SpA	22,826	400,775
Luxottica Group SpA	889	48,946
MARR SpA	494	8,799
Pirelli & C. SpA	1,420	19,262
Recordati SpA	692	10,760

Total Italy		591,234

Netherlands - 4.0%
ASML Holding N.V.	457	49,493
Brunel International N.V.(a)	225	3,703
Fugro N.V. CVA	222	4,637
Gemalto N.V.(a)	63	5,178
Heineken N.V.	1,114	79,464
Koninklijke Ahold N.V.	819	14,623
Koninklijke DSM N.V.	727	44,548
Koninklijke Vopak N.V.(a)	405	21,115
Reed Elsevier N.V.	2,618	62,851
Unilever N.V. CVA	6,433	254,078

Total Netherlands		539,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Dividend Growth Fund (EUDG)

December 31, 2014

Investments	Shares	Value
Norway - 3.6%
Akastor ASA	1,428	$4,114
Salmar ASA	1,080	18,366
Statoil ASA	13,793	241,364
Telenor ASA	6,534	132,030
TGS Nopec Geophysical Co. ASA(a)	338	7,290
Wilh. Wilhelmsen ASA	1,128	6,921
Yara International ASA	1,697	75,552

Total Norway		485,637

Portugal - 0.1%
Jeronimo Martins, SGPS, S.A.(a)	1,831	18,467
Mota-Engil, SGPS, S.A.	297	956

Total Portugal		19,423

Spain - 2.8%
Amadeus IT Holding S.A. Class A	310	12,411
Distribuidora Internacional de Alimentacion S.A.	1,898	12,923
Inditex S.A.	7,640	219,148
Indra Sistemas S.A.	1,018	9,941
Obrascon Huarte Lain S.A.(a)	299	6,712
Prosegur Cia de Seguridad S.A.	1,725	9,852
Red Electrica Corp. S.A.	720	63,783
Tecnicas Reunidas S.A.	201	8,827
Viscofan S.A.	188	10,024
Zardoya Otis S.A.	1,195	13,303

Total Spain		366,924

Sweden - 4.6%
Alfa Laval AB	1,117	21,161
Atlas Copco AB Class A	943	26,309
Atlas Copco AB Class B	3,286	84,330
Axfood AB	339	20,202
Axis Communications AB(a)	300	7,649
Betsson AB*	266	9,344
Boliden AB	1,224	19,623
Elekta AB Class B(a)	1,042	10,609
Hennes & Mauritz AB Class B	6,898	286,908
Hexagon AB Class B	564	17,435
ICA Gruppen AB(a)	873	34,102
Indutrade AB	190	7,573
Intrum Justitia AB	319	9,454
JM AB	444	14,123
Meda AB Class A	648	9,312
Skanska AB Class B	1,478	31,700

Total Sweden		609,834

Switzerland - 24.4%
ABB Ltd. Registered Shares*	9,034	192,199
Actelion Ltd. Registered Shares*	240	27,849
Adecco S.A. Registered Shares*	684	47,394
Aryzta AG*	112	8,674
Cie Financiere Richemont S.A. Registered Shares	727	64,970
EMS-Chemie Holding AG Registered Shares	93	37,789
Galenica AG Registered Shares	21	16,738
Geberit AG Registered Shares	120	40,868
Givaudan S.A. Registered Shares*	37	66,765
Nestle S.A. Registered Shares	10,196	748,552
Novartis AG Registered Shares	9,164	851,704
Partners Group Holding AG	104	30,300
Roche Holding AG Bearer Shares	573	154,401
Roche Holding AG Genusschein	2,253	611,971
Schindler Holding AG Participating Shares	268	38,839
SGS S.A. Registered Shares	32	65,858
Sonova Holding AG Registered Shares	144	21,289
Straumann Holding AG Registered Shares	60	15,141
Swatch Group AG (The) Bearer Shares	58	25,928
Swisscom AG Registered Shares	254	133,563
Syngenta AG Registered Shares	166	53,459

Total Switzerland		3,254,251

United Kingdom - 23.9%
Aberdeen Asset Management PLC	3,680	24,800
Admiral Group PLC	744	15,336
Aggreko PLC	459	10,764
AMEC PLC	1,008	13,407
ARM Holdings PLC	636	9,867
Babcock International Group PLC	705	11,630
Bellway PLC	325	9,826
Berkeley Group Holdings PLC	704	27,223
BG Group PLC	3,706	49,985
BHP Billiton PLC	4,700	101,756
BP PLC	62,546	400,827
British American Tobacco PLC	5,743	313,417
Capita PLC	1,431	24,120
Daily Mail & General Trust PLC Class A Non-Voting Shares	728	9,359
Diageo PLC	4,866	140,251
esure Group PLC	1,598	5,088
Fresnillo PLC	756	9,030
GKN PLC	2,628	14,096
GlaxoSmithKline PLC	17,891	383,856
Halma PLC	850	9,112
Hammerson PLC	2,217	20,914
Hargreaves Lansdown PLC	768	12,119
Hays PLC	3,573	8,112
IMI PLC	647	12,742
Inchcape PLC	1,250	14,131
ITV PLC	6,105	20,485
Jardine Lloyd Thompson Group PLC	804	11,233
John Wood Group PLC	659	6,129
Jupiter Fund Management PLC	1,345	7,653

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Dividend Growth Fund (EUDG)

December 31, 2014

Investments	Shares	Value
London Stock Exchange Group PLC	595	$20,605
Marks & Spencer Group PLC	5,108	38,135
Melrose Industries PLC	3,331	13,857
Michael Page International PLC	1,071	6,879
Micro Focus International PLC	507	8,538
Morgan Advanced Materials PLC	1,415	6,994
Next PLC	106	11,272
Persimmon PLC*	1,221	30,043
Prudential PLC	3,345	77,818
Reckitt Benckiser Group PLC	1,471	119,500
Reed Elsevier PLC	2,616	44,869
Rolls-Royce Holdings PLC*	2,930	39,747
Rotork PLC	232	8,414
Royal Dutch Shell PLC Class A	12,992	436,251
Royal Dutch Shell PLC Class B	6,044	210,440
SABMiller PLC	679	35,584
Sage Group PLC (The)	2,817	20,455
Serco Group PLC(a)	969	2,428
Sky PLC	4,526	63,444
Smith & Nephew PLC	1,860	34,454
Smiths Group PLC	1,279	21,897
Spectris PLC	216	7,080
Spirax-Sarco Engineering PLC	241	10,807
Tate & Lyle PLC	1,802	16,943
Travis Perkins PLC	492	14,246
Unilever PLC	3,283	134,528
Vesuvius PLC	1,127	7,841
Weir Group PLC (The)	311	8,976
WH Smith PLC	404	8,510
Whitbread PLC	252	18,743
William Hill PLC	2,767	15,640

Total United Kingdom		3,192,206

TOTAL COMMON STOCKS (Cost: $14,994,416)		13,299,363

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $130,530)(c)	130,530	130,530

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $15,124,946)		13,429,893
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.7)%		(97,592)

NET ASSETS - 100.0%		$13,332,301

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)

At December 31, 2014, the total market value of the Fund’s securities on loan was $125,768 and the total market value of the collateral held by the Fund was $130,667. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $137.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 98.6%

Austria - 0.7%
Andritz AG	146,931	$8,123,403
CAT Oil AG(a)	123,497	2,204,204
Lenzing AG(a)	104,576	6,673,836
RHI AG(a)	12,920	293,994
Vienna Insurance Group AG Wiener Versicherung Gruppe	525,744	23,589,430

Total Austria		40,884,867

Belgium - 8.4%
Anheuser-Busch InBev N.V.	3,287,149	373,338,970
Delhaize Group S.A.(a)	352,307	25,761,862
Melexis N.V.	66,149	3,001,635
N.V. Bekaert S.A.	212,486	6,773,793
Solvay S.A.(a)	266,184	36,203,591
UCB S.A.	377,270	28,851,788

Total Belgium		473,931,639

Finland - 3.0%
Amer Sports Oyj(a)	391,687	7,611,813
Cargotec Oyj Class B(a)	146,146	4,518,364
Huhtamaki Oyj	344,175	9,095,683
Kemira Oyj(a)	533,531	6,381,749
Kone Oyj Class B(a)	1,916,086	87,687,948
Konecranes Oyj(a)	307,577	8,865,414
Metso Oyj(a)	593,702	17,859,653
Outotec Oyj(a)	383,071	2,033,065
Wartsila Oyj Abp	604,304	27,121,624

Total Finland		171,175,313

France - 25.3%
Airbus Group N.V.	1,272,156	63,653,058
Arkema S.A.	158,850	10,585,361
Bourbon S.A.(a)	164,686	3,826,144
Bureau Veritas S.A.	750,997	16,639,104
Casino Guichard Perrachon S.A.	339,554	31,415,685
Christian Dior S.A.	330,774	57,196,174
Cie Generale des Etablissements Michelin	480,369	43,752,238
Danone S.A.	1,515,874	99,876,743
Dassault Systemes S.A.(a)	185,798	11,362,651
Edenred	730,210	20,282,826
Essilor International S.A.	236,804	26,556,965
Hermes International(a)	42	14,982
Ingenico(a)	56,711	5,989,429
IPSOS(a)	106,343	3,051,655
Kering	256,093	49,426,719
L’Oreal S.A.	1,049,652	176,929,333
Lafarge S.A.	405,539	28,501,165
Legrand S.A.	562,236	29,625,134
LVMH Moet Hennessy Louis Vuitton S.A.(a)	957,437	153,217,818
Neopost S.A.	129,734	7,401,041
Pernod Ricard S.A.	431,970	48,224,798
Publicis Groupe S.A.	345,706	24,948,701
Rallye S.A.	207,270	7,298,487
Remy Cointreau S.A.(a)	96,810	6,485,145
Rubis SCA(a)	126,011	7,208,475
Safran S.A.	859,303	53,289,738
Sanofi	2,683,476	245,678,662
Schneider Electric SE	1,427,874	104,721,910
SEB S.A.	80,024	5,962,011
Societe BIC S.A.	112,517	14,956,211
Sodexo S.A.	286,287	28,153,687
Technip S.A.(a)	246,021	14,710,735
Teleperformance	80,921	5,525,539
Vallourec S.A.	130,281	3,586,459
Zodiac Aerospace(a)	300,283	10,141,308

Total France		1,420,196,091

Germany - 25.5%
Aareal Bank AG	134,173	5,404,833
adidas AG	320,359	22,336,420
Bayer AG Registered Shares	1,394,180	190,634,139
Bayerische Motoren Werke AG	1,455,307	158,084,478
Brenntag AG	231,186	13,011,017
Daimler AG Registered Shares	2,900,014	242,026,938
Duerr AG	65,982	5,849,191
E.ON SE	6,922,198	118,900,259
Fresenius Medical Care AG & Co. KGaA	407,521	30,499,525
Fresenius SE & Co. KGaA	498,057	26,011,409
GEA Group AG	267,879	11,863,782
Hannover Rueck SE	493,276	44,748,747
HeidelbergCement AG	160,381	11,413,201
Henkel AG & Co. KGaA	307,757	29,955,970
Hochtief AG(a)	142,965	10,123,657
Infineon Technologies AG(a)	1,253,358	13,414,558
K+S AG Registered Shares(a)	231,155	6,409,535
Krones AG	28,524	2,787,469
LANXESS AG	92,010	4,281,454
Linde AG	286,929	53,538,007
Merck KGaA	534,688	50,737,686
MTU Aero Engines AG	93,104	8,129,583
NORMA Group SE	47,711	2,288,524
SAP SE	1,803,740	127,159,204
Siemens AG Registered Shares	2,044,478	231,930,094
Software AG(a)	124,658	3,047,017
Symrise AG	133,208	8,080,373
Wacker Chemie AG(a)	27,833	3,066,503

Total Germany		1,435,733,573

Ireland - 0.1%
Glanbia PLC	276,834	4,254,285

Italy - 2.1%
Buzzi Unicem SpA(a)	358,994	4,565,552
Danieli & C. Officine Meccaniche SpA	209,185	5,209,299
Davide Campari-Milano SpA(a)	1,670,720	10,431,740
Interpump Group SpA	506,433	7,139,229
Luxottica Group SpA	903,926	49,767,710
Parmalat SpA	2,384,348	6,895,582
Pirelli & C. SpA	1,638,206	22,221,712
Salvatore Ferragamo SpA(a)	476,401	11,765,735

Total Italy		117,996,559

Netherlands - 14.7%
Akzo Nobel N.V.(a)	751,370	52,415,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2014

Investments	Shares	Value
Arcadis N.V.	177,398	$5,351,486
ASM International N.V.	104,003	4,417,295
ASML Holding N.V.	458,512	49,656,617
Boskalis Westminster N.V.	452,650	24,894,293
Brunel International N.V.(a)	152,850	2,515,404
Corbion N.V.	129,025	2,156,891
Fugro N.V. CVA(a)	278,357	5,813,616
Gemalto N.V.(a)	53,117	4,366,149
Heineken N.V.	1,069,276	76,274,086
Koninklijke Ahold N.V.	3,830,759	68,395,484
Koninklijke DSM N.V.	659,111	40,388,306
Koninklijke Philips N.V.	3,729,930	108,998,671
Koninklijke Vopak N.V.(a)	338,572	17,651,455
Nutreco N.V.	250,435	13,480,686
Reed Elsevier N.V.	2,405,845	57,758,073
Unilever N.V. CVA	6,481,749	256,003,407
Wolters Kluwer N.V.	1,093,762	33,550,900

Total Netherlands		824,087,935

Portugal - 0.3%
Jeronimo Martins, SGPS, S.A.(a)	1,885,138	19,013,065

Spain - 17.9%
Abengoa S.A. Class B(a)	2,305,620	5,111,126
Acerinox S.A.(a)	1,132,722	17,139,984
ACS Actividades de Construccion y Servicios S.A.	1,906,834	66,844,360
Banco Bilbao Vizcaya Argentaria S.A.	25,797,496	245,172,545
Banco Santander S.A.	31,179,463	263,950,092
Duro Felguera S.A.	917,895	3,720,842
Grifols S.A. Class A(a)	124,915	5,006,201
Grifols S.A. Class B	88,941	3,018,827
Mapfre S.A.(a)	17,192,521	58,521,127
Obrascon Huarte Lain S.A.(a)	121,480	2,726,792
Prosegur Cia de Seguridad S.A.(a)	1,899,114	10,846,670
Tecnicas Reunidas S.A.	249,331	10,948,803
Telefonica S.A.	21,761,401	313,882,059

Total Spain		1,006,889,428

Switzerland - 0.6%
STMicroelectronics N.V.(a)	4,395,421	32,949,223

TOTAL COMMON STOCKS (Cost: $5,761,459,708)		5,547,111,978

RIGHTS - 0.0%

Spain - 0.0%
Banco Bilbao Vizcaya Argentaria S.A., expiring 1/13/15*(a) (Cost $2,326,556)	23,714,241	2,266,938

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%

United States - 2.5%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $139,049,260)(c)	139,049,260	139,049,260

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $5,902,835,524)		5,688,428,176
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.1)%		(63,260,926)

NET ASSETS - 100.0%		$5,625,167,250

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)

At December 31, 2014, the total market value of the Fund’s securities on loan was $133,875,972 and the total market value of the collateral held by the Fund was $141,617,379. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,568,119.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.6%

Austria - 2.0%
ams AG	78,388	$2,859,702
Austria Technologie & Systemtechnik AG	70,597	764,733
CAT Oil AG	97,092	1,732,921
Lenzing AG(a)	67,701	4,320,546
POLYTEC Holding AG	77,823	588,561
RHI AG(a)	94,400	2,148,071
Wienerberger AG(a)	90,336	1,251,065

Total Austria		13,665,599

Belgium - 3.6%
Arseus N.V.(a)	72,547	3,047,913
Barco N.V.(a)	36,436	2,567,766
Cie Maritime Belge S.A.(a)	41,121	762,051
Cofinimmo S.A.	98,009	11,381,640
Econocom Group S.A./N.V.(a)	117,786	934,834
EVS Broadcast Equipment S.A.	77,940	2,818,494
Melexis N.V.	67,536	3,064,573
Recticel S.A.	95,082	592,298

Total Belgium		25,169,569

Denmark - 2.3%
ALK-Abello A/S	7,346	777,127
D/S Norden A/S(a)	63,236	1,350,268
DFDS A/S	36,862	3,540,190
IC Group A/S	24,583	567,261
NKT Holding A/S	30,794	1,658,860
Schouw & Co.	61,011	2,875,188
SimCorp A/S	110,297	2,912,576
Spar Nord Bank A/S	265,745	2,504,686

Total Denmark		16,186,156

Finland - 7.5%
Aktia Bank Oyj	96,560	1,141,551
Caverion Corp.(a)	313,966	2,526,432
Citycon Oyj	955,449	2,982,844
Cramo Oyj	134,879	1,971,581
F-Secure Oyj	443,556	1,207,631
HKScan Oyj Class A	125,250	495,597
Konecranes Oyj	252,279	7,271,537
Lassila & Tikanoja Oyj	124,539	2,281,574
Metsa Board Oyj	741,837	4,012,540
Outotec Oyj(a)	417,173	2,214,054
PKC Group Oyj	50,783	1,080,291
Powerflute Oyj	36,776	29,317
Raisio Oyj Class V	250,530	1,273,246
Ramirent Oyj	433,159	3,380,730
Sanoma Oyj(a)	382,472	2,129,853
Stockmann Oyj Abp Class B(a)	160,926	1,238,474
Technopolis Oyj	439,013	1,965,543
Tieto Oyj	304,243	7,918,892
Tikkurila Oyj	170,765	2,994,130
Uponor Oyj	121,906	1,694,917
YIT Oyj(a)	541,466	2,797,708

Total Finland		52,608,442

France - 2.7%
Albioma S.A.	42,582	849,670
Alten S.A.	104,380	4,464,883
Altran Technologies S.A.	280,669	2,666,724
Assystem(a)	40,082	848,772
Derichebourg S.A.	380,989	1,175,590
Haulotte Group S.A.	30,944	468,422
IPSOS	107,408	3,082,217
Jacquet Metal Service	67,706	1,273,975
Lectra	91,030	1,006,779
Mersen	25,591	623,044
Saft Groupe S.A.	69,845	2,125,576

Total France		18,585,652

Germany - 8.6%
Aurelius AG	129,239	4,923,803
BayWa AG	55,905	2,071,039
Bechtle AG	43,224	3,450,966
Borussia Dortmund GmbH & Co. KGaA	182,964	855,916
CANCOM SE(a)	18,724	803,870
Cewe Stiftung & Co. KGAA	17,966	1,119,815
CompuGroup Medical AG	90,300	2,174,424
Delticom AG(a)	23,370	535,036
Deutsche Beteiligungs AG	48,665	1,496,321
Deutz AG	131,994	638,877
Drillisch AG(a)	367,326	13,147,804
Elmos Semiconductor AG	37,073	726,735
Gerresheimer AG	52,372	2,848,605
Grammer AG	24,967	998,333
Hamburger Hafen und Logistik AG(a)	154,286	3,220,468
Indus Holding AG	65,187	3,006,099
Jenoptik AG	103,369	1,296,472
KUKA AG(a)	21,762	1,553,127
LPKF Laser & Electronics AG(a)	35,372	463,545
NORMA Group SE	47,492	2,278,020
Pfeiffer Vacuum Technology AG	24,894	2,066,437
PNE Wind AG Registered Shares	238,237	630,177
QSC AG(a)	412,163	868,801
Sixt SE	87,804	3,442,411
Stroeer Media SE	43,207	1,292,427
Vossloh AG(a)	10,026	649,060
VTG AG(a)	62,068	1,378,184
Wacker Neuson SE	115,086	2,361,151

Total Germany		60,297,923

Ireland - 3.2%
C&C Group PLC	828,809	3,630,500
FBD Holdings PLC	109,918	1,520,262
Fyffes PLC	470,209	575,804
Grafton Group PLC	250,643	2,493,400
Greencore Group PLC	908,832	4,055,729
IFG Group PLC	341,585	632,403
Irish Continental Group PLC	581,720	2,287,709
Origin Enterprises PLC	188,840	1,930,875
Total Produce PLC	1,040,806	1,347,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2014

Investments	Shares	Value
UDG Healthcare PLC	597,181	$3,564,459

Total Ireland		22,038,728

Italy - 9.3%
Amplifon SpA(a)	308,373	1,829,912
Ansaldo STS SpA(a)	343,543	3,462,817
Ascopiave SpA	598,142	1,321,626
Astaldi SpA(a)	236,964	1,370,609
ASTM SpA	171,477	1,983,660
Banca IFIS SpA	257,180	4,260,338
Banca Popolare di Sondrio SCARL	525,050	1,967,003
Biesse SpA	61,561	697,244
Brunello Cucinelli SpA(a)	26,555	595,422
Cairo Communication SpA	412,538	2,423,076
Cementir Holding SpA(a)	207,092	1,256,717
Danieli & C. Officine Meccaniche SpA	38,981	970,737
Danieli & C. Officine Meccaniche SpA RSP	86,267	1,433,239
Datalogic SpA	139,696	1,504,449
Edison SpA RSP	216,261	223,480
ERG SpA	749,245	8,390,806
Esprinet SpA	86,632	600,671
Falck Renewables SpA	1,186,373	1,334,363
Immobiliare Grande Distribuzione SIIQ SpA(a)	3,149,335	2,458,000
Industria Macchine Automatiche SpA	117,204	5,148,165
Interpump Group SpA	180,802	2,548,781
Iren SpA	6,135,622	6,722,804
Italmobiliare SpA RSP	34,489	609,308
MARR SpA(a)	276,168	4,919,087
Nice SpA	18,376	59,414
Reply SpA	15,203	1,120,340
Societa Cattolica di Assicurazioni SCRL	106,941	740,838
Trevi Finanziaria Industriale SpA(a)	133,438	456,951
UnipolSai SpA Class B RSP(a)	1,595,239	4,316,194
Vittoria Assicurazioni SpA	29,028	302,078
Zignago Vetro SpA	25,614	157,141

Total Italy		65,185,270

Netherlands - 2.4%
BE Semiconductor Industries N.V.	139,451	3,126,802
BinckBank N.V.	411,436	3,509,403
Brunel International N.V.(a)	91,139	1,499,846
Corbion N.V.	86,631	1,448,197
Koninklijke BAM Groep N.V.(a)	282,497	880,568
Koninklijke Ten Cate N.V.(a)	56,546	1,278,835
Koninklijke Wessanen N.V.	106,320	675,683
TKH Group N.V. CVA	102,061	3,255,432
USG People N.V.	88,255	996,699

Total Netherlands		16,671,465

Norway - 2.3%
Austevoll Seafood ASA	556,073	3,448,779
Borregaard ASA	350,848	2,597,124
Norway Royal Salmon ASA	125,870	1,087,033
Opera Software ASA(a)	60,998	772,894
Protector Forsikring ASA	324,139	1,668,780
SpareBank 1 Nord Norge	407,086	2,166,405
SpareBank 1 SMN	367,341	2,866,196
Spectrum ASA	80,189	315,513
Tomra Systems ASA	175,399	1,345,165

Total Norway		16,267,889

Portugal - 1.9%
Altri, SGPS, S.A.(a)	352,157	1,058,075
CTT-Correios de Portugal S.A.	655,444	6,358,444
Mota-Engil, SGPS, S.A.(a)	328,276	1,057,030
REN - Redes Energeticas Nacionais, SGPS, S.A.(a)	1,435,259	4,178,585
Teixeira Duarte S.A.(a)	492,032	423,318

Total Portugal		13,075,452

Spain - 1.9%
Abengoa S.A.(a)	194,432	499,483
Cie Automotive S.A.(a)	254,820	3,473,506
Duro Felguera S.A.	679,113	2,752,899
Faes Farma S.A.(a)	704,021	1,461,010
Laboratorios Farmaceuticos Rovi S.A.	81,091	1,010,679
Melia Hotels International S.A.(a)	87,817	941,490
Miquel y Costas & Miquel S.A.(a)	36,954	1,430,918
Papeles y Cartones de Europa S.A.	327,920	1,519,743
Pescanova S.A.*†	3,781	0

Total Spain		13,089,728

Sweden - 14.3%
AddTech AB Class B	101,081	1,371,936
AF AB Class B	205,283	3,304,143
Atrium Ljungberg AB Class B	276,765	4,055,178
Avanza Bank Holding AB	113,020	3,724,863
Axis Communications AB(a)	227,853	5,809,658
B&B Tools AB Class B	76,077	1,482,035
Betsson AB*	195,412	6,864,663
Bilia AB Class A	132,171	4,009,914
BioGaia AB Class B	64,647	1,482,341
Byggmax Group AB	333,784	2,249,175
Clas Ohlson AB Class B	258,175	4,444,043
Duni AB	245,456	3,637,198
Gunnebo AB	205,170	988,076
Haldex AB	103,052	1,339,449
HIQ International AB*	67,576	354,789
Holmen AB Class B	291,240	9,899,909
Industrial & Financial Systems Class B	67,412	2,058,119
Indutrade AB	93,817	3,739,138
Kungsleden AB(a)	593,875	4,286,263
Loomis AB Class B	187,309	5,407,573
Mekonomen AB(a)	141,000	3,674,384
Net Entertainment NE AB Class B*	72,153	2,424,072
New Wave Group AB Class B	198,750	974,931
Nobia AB	398,618	3,551,701
Nolato AB Class B	117,031	2,661,070
Peab AB(a)	1,020,615	7,164,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2014

Investments	Shares	Value
Platzer Fastigheter Holding AB Class B	47,322	$202,509
Proffice AB Class B	230,117	608,491
Semcon AB	87,622	552,937
Skandinaviska Enskilda Banken AB Class C	185,708	2,316,531
SkiStar AB	139,838	1,558,569
Svenska Handelsbanken AB Class B	71,139	3,207,878
Transmode AB(a)	64,035	601,229

Total Sweden		100,006,920

Switzerland - 4.5%
AFG Arbonia-Forster Holding AG Registered Shares*(a)	21,000	520,958
Ascom Holding AG Registered Shares	87,371	1,340,923
Cembra Money Bank AG	143,080	7,919,690
EFG International AG*	210,103	2,452,770
Gategroup Holding AG*	33,387	954,250
Implenia AG Registered Shares*	33,236	1,931,645
Kudelski S.A. Bearer Shares	120,256	1,464,397
Leonteq AG*	8,577	2,071,635
Logitech International S.A. Registered Shares(a)	343,945	4,655,623
Tecan Group AG Registered Shares	18,821	2,140,364
U-Blox AG*	7,324	1,012,749
Valiant Holding AG Registered Shares	59,261	4,923,258

Total Switzerland		31,388,262

United Kingdom - 33.1%
A.G.BARR PLC	151,651	1,395,125
Abcam PLC	269,024	1,953,708
Acacia Mining PLC	223,542	890,217
Al Noor Hospitals Group PLC	71,714	1,107,019
Alent PLC	464,851	2,326,669
Anite PLC	477,263	591,617
Bank of Georgia Holdings PLC	60,731	1,965,864
Betfair Group PLC	106,633	2,613,725
Big Yellow Group PLC	338,362	3,207,753
Bloomsbury Publishing PLC	209,163	528,750
Bodycote PLC	142,759	1,441,315
Bovis Homes Group PLC	161,411	2,226,110
Brammer PLC	138,653	738,305
Brewin Dolphin Holdings PLC	478,474	2,223,260
British Polythene Industries PLC	9,626	99,212
Cable & Wireless Communications PLC	7,504,720	5,808,741
Central Asia Metals PLC(a)	306,336	874,108
Chemring Group PLC(a)	224,755	837,574
Chesnara PLC	424,253	2,244,195
Chime Communications PLC	150,452	666,242
Cineworld Group PLC	442,533	2,864,271
Communisis PLC	337,081	262,140
Computacenter PLC	240,014	2,194,928
Concentric AB	128,611	1,527,905
Connect Group PLC	454,908	1,092,346
Consort Medical PLC	10,945	147,621
Costain Group PLC	163,764	714,339
Countrywide PLC	263,074	1,790,925
Cranswick PLC	83,961	1,813,189
Crest Nicholson Holdings PLC(a)	342,603	2,074,847
CSR PLC	120,529	1,608,722
Dairy Crest Group PLC(a)	425,232	3,308,584
Dart Group PLC	61,922	280,966
Darty PLC	638,216	681,670
De La Rue PLC(a)	252,789	2,051,609
Debenhams PLC(a)	4,021,709	4,718,814
Dechra Pharmaceuticals PLC(a)	137,103	1,788,252
Development Securities PLC	192,650	666,865
Devro PLC(a)	403,849	1,920,590
Dialight PLC(a)	32,759	413,744
Dignity PLC(a)	16,920	503,642
Diploma PLC	110,818	1,225,102
Domino Printing Sciences PLC	220,214	2,266,233
Domino’s Pizza Group PLC	327,545	3,587,840
E2V Technologies PLC	425,124	1,148,430
Electrocomponents PLC(a)	1,261,704	4,229,721
Elementis PLC	567,460	2,316,438
EMIS Group PLC	93,198	1,264,275
esure Group PLC	967,753	3,081,314
Fenner PLC	229,910	775,228
Ferrexpo PLC	527,841	436,209
Fidessa Group PLC	87,989	3,279,005
Fortune Oil PLC	1,677,458	249,788
Foxtons Group PLC(a)	182,946	457,127
Galliford Try PLC	106,967	2,148,233
Genus PLC(a)	76,361	1,489,514
Go-Ahead Group PLC	87,865	3,368,916
Greggs PLC	258,279	2,947,921
Halfords Group PLC	402,226	2,945,194
Hargreaves Services PLC	77,996	784,418
Headlam Group PLC	203,566	1,396,605
Helical Bar PLC	180,085	1,074,753
HellermannTyton Group PLC	198,861	976,733
Hill & Smith Holdings PLC	141,599	1,280,572
Hilton Food Group PLC	138,042	828,682
Hogg Robinson Group PLC	590,036	381,806
Homeserve PLC(a)	550,392	2,888,697
Hunting PLC	211,134	1,749,755
Interserve PLC	196,267	1,706,113
ISG PLC(a)	66,052	355,321
ITE Group PLC(a)	495,823	1,236,979
J D Wetherspoon PLC	118,122	1,510,290
James Fisher & Sons PLC	27,431	512,834
John Menzies PLC	147,019	814,946
Johnson Service Group PLC	389,385	376,432
Kcom Group PLC	1,834,648	2,567,456
Keller Group PLC	53,526	734,452
Kier Group PLC	108,991	2,533,868
Laird PLC	679,287	3,294,044
Lavendon Group PLC	147,736	397,366
Lookers PLC	491,112	995,496
Low & Bonar PLC	749,819	587,501
LSL Property Services PLC	243,799	1,132,828
M&C Saatchi PLC	123,737	636,692
Marshalls PLC(a)	352,808	1,287,271
Marston’s PLC(a)	1,834,420	4,107,418
McBride PLC*	156,080	194,694
Mears Group PLC	104,442	611,506

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2014

Investments	Shares	Value
Micro Focus International PLC	281,155	$4,734,622
Mitie Group PLC(a)	641,803	2,781,032
Moneysupermarket.com Group PLC(a)	1,467,515	5,352,153
Morgan Advanced Materials PLC	458,934	2,268,429
Morgan Sindall Group PLC	80,714	780,290
National Express Group PLC	809,313	3,134,612
NCC Group PLC	195,647	627,666
NMC Health PLC	85,183	610,979
Northgate PLC	124,000	1,173,616
Novae Group PLC	167,019	1,552,780
Numis Corp. PLC(a)	245,323	905,138
Oxford Instruments PLC(a)	34,036	676,651
Pace PLC	152,003	822,664
Partnership Assurance Group PLC	661,401	1,438,649
PayPoint PLC	101,105	1,418,832
Pendragon PLC	1,419,007	719,091
Photo-Me International PLC	547,757	1,203,199
Polar Capital Holdings PLC(a)	160,078	1,024,927
Premier Farnell PLC	1,235,182	3,389,685
Rank Group PLC	664,869	1,675,821
Redde PLC	493,871	714,238
Redrow PLC	192,913	888,863
Renishaw PLC	102,432	3,130,455
Restaurant Group PLC (The)(a)	321,551	3,309,097
Ricardo PLC	36,618	359,138
RPC Group PLC	277,635	2,151,525
RPS Group PLC	174,195	567,944
RWS Holdings PLC(a)	59,084	793,441
Safestore Holdings PLC	327,429	1,184,461
Savills PLC	202,314	2,145,115
Schroders PLC Non-Voting Shares	90,223	2,919,114
Senior PLC	395,498	1,869,774
Shanks Group PLC	552,096	860,856
SIG PLC	555,244	1,509,027
Speedy Hire PLC	364,776	449,334
Spirent Communications PLC	1,054,019	1,244,935
Spirit Pub Co. PLC	1,246,192	2,026,679
St. Ives PLC	201,748	597,694
St. Modwen Properties PLC	157,126	945,205
SThree PLC	152,104	699,943
Synergy Health PLC	66,869	2,168,722
Synthomer PLC	574,818	2,124,195
Ted Baker PLC	33,927	1,174,924
Telecom Plus PLC(a)	118,085	2,323,645
Topps Tiles PLC	201,837	357,201
TT electronics PLC	227,432	367,035
Tullett Prebon PLC	836,418	3,702,580
Tyman PLC	184,061	904,758
Unite Group PLC (The)	191,287	1,386,929
UTV Media PLC	108,109	294,996
Vertu Motors PLC(a)	414,806	383,221
Vesuvius PLC	443,099	3,082,805
WH Smith PLC	213,681	4,501,290
WS Atkins PLC	106,321	2,266,226
Xaar PLC	54,022	324,721
Xchanging PLC	333,976	809,769

Total United Kingdom		231,168,185

TOTAL COMMON STOCKS (Cost: $817,933,535)		695,405,240

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/8/15*(a)	741,293	55,614

United Kingdom - 0.0%
RPC Group PLC, expiring 1/7/15*	96,012	262,736

TOTAL RIGHTS (Cost: $59,856)		318,350

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International MidCap Dividend Fund(a)(b) (Cost: $429,549)	7,631	424,360

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.0%

United States - 12.0%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $83,776,225)(d)	83,776,225	83,776,225

TOTAL INVESTMENTS IN SECURITIES - 111.7% (Cost: $902,199,165)		779,924,175
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (11.7)%		(81,823,944)

NET ASSETS - 100.0%		$698,100,231

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $79,746,760 and the total market value of the collateral held by the Fund was $83,948,700. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $172,475.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 98.9%

Germany - 98.9%

Aerospace & Defense - 0.6%
MTU Aero Engines AG	1,478	$129,055

Air Freight & Logistics - 3.4%
Deutsche Post AG Registered Shares	23,049	754,297

Airlines - 0.8%
Deutsche Lufthansa AG Registered Shares	10,925	182,830

Auto Components - 2.1%
Continental AG	2,001	425,061
ElringKlinger AG(a)	646	22,509
Leoni AG	324	19,366

Total Auto Components		466,936

Automobiles - 14.8%
Bayerische Motoren Werke AG	11,091	1,204,773
Daimler AG Registered Shares	15,282	1,275,392
Volkswagen AG	3,778	823,340

Total Automobiles		3,303,505

Capital Markets - 2.5%
Aurelius AG	762	29,031
Deutsche Bank AG Registered Shares	17,726	535,912

Total Capital Markets		564,943

Chemicals - 10.0%
BASF SE	12,406	1,049,030
Evonik Industries AG	11,349	372,504
K+S AG Registered Shares(a)	3,448	95,607
LANXESS AG	1,678	78,082
Linde AG	2,410	449,681
Symrise AG	2,709	164,327
Wacker Chemie AG(a)	187	20,603

Total Chemicals		2,229,834

Commercial Services & Supplies - 0.4%
Bilfinger SE(a)	1,607	90,140

Construction & Engineering - 0.6%
Hochtief AG	1,814	128,453

Construction Materials - 0.6%
HeidelbergCement AG	1,937	137,843

Diversified Financial Services - 1.7%
Deutsche Boerse AG	5,193	372,126

Diversified Telecommunication Services - 5.9%
Deutsche Telekom AG Registered Shares	82,563	1,323,746

Food Products - 0.8%
Suedzucker AG(a)	11,661	168,831

Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec AG Bearer Shares(a)	1,067	27,243

Health Care Providers & Services - 3.1%
Celesio AG	3,410	110,254
Fresenius Medical Care AG & Co. KGaA	4,108	307,449
Fresenius SE & Co. KGaA	5,090	265,829

Total Health Care Providers & Services		683,532

Hotels, Restaurants & Leisure - 0.5%
TUI AG	6,667	111,330

Household Products - 1.4%
Henkel AG & Co. KGaA	3,096	301,354

Industrial Conglomerates - 5.7%
Indus Holding AG	457	21,075
Rheinmetall AG	180	7,900
Siemens AG Registered Shares	10,833	1,228,919

Total Industrial Conglomerates		1,257,894

Insurance - 12.5%
Allianz SE Registered Shares	8,534	1,418,354
Hannover Rueck SE	4,050	367,406
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	4,968	996,411

Total Insurance		2,782,171

Internet & Catalog Retail - 0.1%
Takkt AG	932	15,349

IT Services - 0.1%
Bechtle AG	239	19,082
Wirecard AG	294	12,969

Total IT Services		32,051

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	271	14,740

Machinery - 4.0%
Deutz AG	919	4,448
DMG MORI SEIKI AG Bearer Shares	3,272	93,043
Duerr AG	1,411	125,083
GEA Group AG	3,664	162,271
KION Group AG	666	25,575
Krones AG	272	26,581
KUKA AG(a)	155	11,062
MAN SE	3,402	379,385
NORMA Group SE	344	16,500
Pfeiffer Vacuum Technology AG	202	16,768
Vossloh AG(a)	66	4,273
Wacker Neuson SE	1,071	21,973

Total Machinery		886,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2014

Investments	Shares	Value
Media - 1.1%
Axel Springer SE	3,463	$209,856
CTS Eventim AG & Co. KGaA	850	25,199

Total Media		235,055

Metals & Mining - 0.6%
Aurubis AG	2,284	128,639
Salzgitter AG	255	7,223

Total Metals & Mining		135,862

Multi-Utilities - 5.8%
E.ON SE	51,387	882,657
RWE AG	12,996	403,367

Total Multi-Utilities		1,286,024

Personal Products - 0.8%
Beiersdorf AG	2,194	178,990

Pharmaceuticals - 8.3%
Bayer AG Registered Shares	9,815	1,342,060
Merck KGaA	4,620	438,402
Stada Arzneimittel AG	2,355	71,954

Total Pharmaceuticals		1,852,416

Road & Rail - 0.1%
Sixt SE	589	23,092

Semiconductors & Semiconductor Equipment - 0.7%
Infineon Technologies AG	14,679	157,108

Software - 4.6%
SAP SE	13,464	949,179
Software AG(a)	3,000	73,329

Total Software		1,022,508

Specialty Retail - 0.7%
Fielmann AG	2,410	164,912

Technology Hardware, Storage & Peripherals - 0.4%
Wincor Nixdorf AG	1,888	91,863

Textiles, Apparel & Luxury Goods - 2.1%
adidas AG	3,046	212,377
Gerry Weber International AG(a)	578	23,885
Hugo Boss AG	1,826	224,711

Total Textiles, Apparel & Luxury Goods		460,973

Thrifts & Mortgage Finance - 0.4%
Aareal Bank AG	2,410	97,081

Trading Companies & Distributors - 0.8%
BayWa AG	379	14,040
Brenntag AG	2,977	167,544

Total Trading Companies & Distributors		181,584

Transportation Infrastructure - 0.7%
Fraport AG Frankfurt Airport Services Worldwide	2,353	136,782
Hamburger Hafen und Logistik AG(a)	976	20,372

Total Transportation Infrastructure		157,154

TOTAL COMMON STOCKS (Cost: $22,789,580)		22,009,787

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%

United States - 2.0%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $436,871)(c)	436,871	436,871

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $23,226,451)		22,446,658
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.9)%		(193,811)

NET ASSETS - 100.0%		$22,252,847

(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)

At December 31, 2014, the total market value of the Fund’s securities on loan was $415,582 and the total market value of the collateral held by the Fund was $437,143. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $272.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 8.3%
Amcor Ltd.	12,010	$133,469
AMP Ltd.	19,659	88,484
ASX Ltd.	3,735	112,297
Aurizon Holdings Ltd.	25,605	96,807
Australia & New Zealand Banking Group Ltd.	34,548	907,260
BHP Billiton Ltd.	19,747	474,618
Boral Ltd.	13,032	56,523
Brambles Ltd.	13,341	116,054
Commonwealth Bank of Australia	19,975	1,400,081
Crown Resorts Ltd.	9,397	97,587
Flight Centre Travel Group Ltd.(a)	1,427	38,093
Fortescue Metals Group Ltd.(a)	58,049	130,162
Harvey Norman Holdings Ltd.(a)	14,183	38,998
Incitec Pivot Ltd.(a)	34,497	90,056
Insurance Australia Group Ltd.	28,937	148,004
Leighton Holdings Ltd.	4,545	83,686
Lend Lease Group	3,392	45,524
Macquarie Group Ltd.	3,858	184,033
Metcash Ltd.(a)	35,545	53,959
National Australia Bank Ltd.	31,556	867,681
Orica Ltd.(a)	7,029	109,004
Origin Energy Ltd.	8,785	83,898
Platinum Asset Management Ltd.	10,914	64,664
Rio Tinto Ltd.	6,902	327,599
Sonic Healthcare Ltd.	5,832	88,293
Suncorp Group Ltd.	14,370	165,341
Tabcorp Holdings Ltd.	13,055	44,337
Tatts Group Ltd.	32,121	90,950
Telstra Corp., Ltd.	227,570	1,111,805
Toll Holdings Ltd.(a)	11,862	57,176
Wesfarmers Ltd.	16,085	549,167
Westpac Banking Corp.	40,856	1,108,688
Woodside Petroleum Ltd.	2,689	83,643
Woolworths Ltd.(a)	11,982	300,832

Total Australia		9,348,773

Austria - 0.2%
Oesterreichische Post AG	1,551	75,785
OMV AG	2,631	70,072
UNIQA Insurance Group AG	2,028	19,085
Verbund AG	3,169	58,651
Voestalpine AG	1,231	48,850

Total Austria		272,443

Belgium - 0.3%
Ageas	1,387	49,519
Belgacom S.A.(a)	5,697	207,499
Elia System Operator S.A./N.V.	1,490	69,433
N.V. Bekaert S.A.	539	17,183

Total Belgium		343,634

Brazil - 2.3%
AMBEV S.A.	107,063	658,521
Arteris S.A.	6,394	29,827
Banco do Brasil S.A.	23,411	209,344
Banco Santander Brasil S.A.	11,832	59,912
BB Seguridade Participacoes S.A.	9,812	118,710
CCR S.A.	17,966	104,152
Centrais Eletricas Brasileiras S.A.	20,300	44,293
CETIP S.A. - Mercados Organizados	3,174	38,448
Cia de Saneamento Basico do Estado de Sao Paulo	9,598	61,418
Cia Energetica de Minas Gerais	8,779	45,576
Cia Siderurgica Nacional S.A.	14,382	30,190
Cielo S.A.	10,313	161,667
CPFL Energia S.A.	306	2,128
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	8,037	33,440
Duratex S.A.	13,201	39,878
EcoRodovias Infraestrutura e Logistica S.A.	16,721	67,055
Gerdau S.A.	15,191	45,947
Grendene S.A.	5,618	32,336
Itau Unibanco Holding S.A.	15,102	183,506
Porto Seguro S.A.	7,391	84,526
Tractebel Energia S.A.	4,284	54,521
Transmissora Alianca de Energia Eletrica S.A.	13,121	92,995
Vale S.A.	48,018	395,784

Total Brazil		2,594,174

Canada - 4.9%
Agrium, Inc.(a)	358	34,000
ARC Resources Ltd.(a)	4,847	105,289
Bank of Montreal	5,067	359,513
Bank of Nova Scotia (The)(a)	8,264	473,115
BCE, Inc.(a)	6,451	296,749
Bonavista Energy Corp.(a)	7,103	44,767
Canadian Imperial Bank of Commerce(a)	2,865	246,960
Canadian Oil Sands Ltd.	11,517	103,611
Cenovus Energy, Inc.	5,634	116,596
CI Financial Corp.(a)	3,488	97,239
Emera, Inc.	1,804	60,183
Ensign Energy Services, Inc.	3,765	33,156
First Capital Realty, Inc.(a)	2,291	36,909
Fortis, Inc.(a)	3,040	102,256
Great-West Lifeco, Inc.(a)	6,618	191,926
Husky Energy, Inc.	8,672	205,897
IGM Financial, Inc.(a)	2,507	100,237
Inter Pipeline Ltd.(a)	1,444	44,807
Mullen Group Ltd.(a)	1,558	28,665
National Bank of Canada(a)	2,166	92,456
Pembina Pipeline Corp.(a)	3,662	133,865
Potash Corp. of Saskatchewan, Inc.	5,582	197,930
Power Corp. of Canada(a)	2,072	56,816
Power Financial Corp.(a)	5,465	170,709
Rogers Communications, Inc. Class B(a)	3,378	131,737
Royal Bank of Canada	10,277	711,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2014

Investments	Shares	Value
Shaw Communications, Inc. Class B(a)	4,305	$116,522
Sun Life Financial, Inc.	5,460	197,611
TELUS Corp.	3,322	120,145
Toronto-Dominion Bank (The)	9,023	432,434
TransAlta Corp.(a)	1,127	10,236
TransCanada Corp.(a)	5,563	274,248
Veresen, Inc.(a)	1,350	21,399
Vermilion Energy, Inc.(a)	1,628	80,117
Whitecap Resources, Inc.(a)	3,497	34,540

Total Canada		5,464,599

Chile - 0.4%
AES Gener S.A.	162,829	86,546
Banco de Chile	583,455	67,609
Banco de Credito e Inversiones	617	30,445
Corpbanca S.A.	5,677,118	68,180
Enersis S.A.	454,139	148,743

Total Chile		401,523

China - 6.3%
Agricultural Bank of China Ltd. Class H	277,074	140,058
Bank of China Ltd. Class H	498,366	280,838
Bank of Communications Co., Ltd. Class H	239,125	223,249
BOC Hong Kong Holdings Ltd.	95,500	319,571
China CITIC Bank Corp., Ltd. Class H	80,000	64,166
China Communications Services Corp., Ltd. Class H	102,206	47,974
China Construction Bank Corp. Class H	2,403,536	1,974,316
China Machinery Engineering Corp. Class H	56,407	43,206
China Merchants Bank Co., Ltd. Class H	43,527	109,227
China Merchants Holdings International Co., Ltd.	13,636	45,894
China Mobile Ltd.	162,448	1,895,787
China Petroleum & Chemical Corp. Class H	284,000	228,889
China Resources Power Holdings Co., Ltd.	29,575	76,275
China South City Holdings Ltd.	41,610	18,994
Chongqing Rural Commercial Bank Co., Ltd. Class H	52,926	32,964
CNOOC Ltd.	406,415	547,138
Franshion Properties China Ltd.	193,447	55,379
Great Wall Motor Co., Ltd. Class H	5,199	29,565
Huaneng Power International, Inc. Class H	30,137	40,728
Huishang Bank Class H	90,825	40,875
Industrial & Commercial Bank of China Ltd. Class H	773,000	564,186
PetroChina Co., Ltd. Class H	112,000	124,206
Shanghai Industrial Holdings Ltd.	17,316	51,916
Sino-Ocean Land Holdings Ltd.	89,775	51,053
Sun Art Retail Group Ltd.(a)	67,536	67,145
Yuexiu Property Co., Ltd.	230,811	44,348

Total China		7,117,947

Colombia - 0.0%
Pacific Rubiales Energy Corp.(a)	3,712	23,043

Czech Republic - 0.3%
CEZ AS	5,971	154,072
Komercni Banka AS	792	163,905
O2 Czech Republic AS	4,002	40,712

Total Czech Republic		358,689

Denmark - 0.1%
TDC A/S	17,330	133,008

Finland - 0.9%
Elisa Oyj	4,861	132,993
Fortum Oyj	9,646	209,748
Kemira Oyj	3,428	41,004
Kesko Oyj Class B	1,730	63,178
Neste Oil Oyj(a)	3,602	87,434
Sampo Oyj Class A	6,142	288,515
Stora Enso Oyj Class R	7,838	70,516
UPM-Kymmene Oyj	5,242	86,393

Total Finland		979,781

France - 5.7%
Arkema S.A.	1,210	80,631
AXA S.A.	18,767	436,127
Casino Guichard Perrachon S.A.	1,098	101,587
Cie de Saint-Gobain	5,000	213,150
Cie Generale des Etablissements Michelin	1,686	153,562
CNP Assurances	6,732	119,951
Edenred	3,223	89,524
Electricite de France S.A.	12,966	358,113
Eutelsat Communications S.A.	2,474	80,215
GDF Suez	12,290	288,954
Klepierre	3,711	160,445
Lagardere SCA	2,139	55,907
Metropole Television S.A.	3,155	59,461
Neopost S.A.(a)	1,272	72,565
Orange S.A.	37,672	645,028
Rallye S.A.	1,259	44,333
Rubis SCA(a)	1,961	112,179
Sanofi	8,607	787,992
Schneider Electric SE	3,892	285,444
SCOR SE	3,567	108,748
Societe Television Francaise 1	2,298	35,370
Total S.A.	20,009	1,029,490
Unibail-Rodamco SE	1,011	260,392
Veolia Environnement S.A.	7,639	136,389
Vinci S.A.	5,474	301,450
Vivendi S.A.*	16,955	424,484

Total France		6,441,491

Germany - 4.6%
Allianz SE Registered Shares	2,916	484,640
BASF SE	5,649	477,670
Bayerische Motoren Werke AG	4,165	452,428
Daimler AG Registered Shares	8,277	690,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2014

Investments	Shares	Value
Deutsche Boerse AG	1,685	$120,746
Deutsche Lufthansa AG Registered Shares	3,460	57,903
Deutsche Post AG Registered Shares	9,881	323,364
Deutsche Telekom AG Registered Shares	50,486	809,450
E.ON SE	2,312	39,713
Evonik Industries AG	4,774	156,695
Freenet AG	2,553	73,200
MAN SE	802	89,438
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	1,736	348,182
ProSiebenSat.1 Media AG Registered Shares	950	40,039
RWE AG	5,663	175,767
Siemens AG Registered Shares	6,715	761,764
Suedzucker AG(a)	3,722	53,888

Total Germany		5,155,662

Hong Kong - 1.2%
China Power International Development Ltd.(a)	46,224	23,425
CLP Holdings Ltd.	17,000	147,424
Hang Lung Properties Ltd.	13,472	37,785
Hang Seng Bank Ltd.	14,800	246,576
Hopewell Holdings Ltd.	23,500	85,911
New World Development Co., Ltd.	31,423	36,144
Power Assets Holdings Ltd.	19,500	189,220
Sino Land Co., Ltd.	58,000	93,640
SJM Holdings Ltd.	59,396	94,668
Sun Hung Kai Properties Ltd.	18,000	274,589
Wharf Holdings Ltd. (The)	10,519	75,961

Total Hong Kong		1,305,343

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	2,044	90,435

Indonesia - 0.2%
Bank Danamon Indonesia Tbk PT	103,313	37,747
Indocement Tunggal Prakarsa Tbk PT	35,545	71,750
Perusahaan Gas Negara Persero Tbk PT	199,100	96,455

Total Indonesia		205,952

Ireland - 0.1%
CRH PLC	5,011	120,639

Israel - 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	52,286	93,381
Gazit-Globe Ltd.	4,239	50,304

Total Israel		143,685

Italy - 1.7%
A2A SpA	60,770	61,585
ACEA SpA	2,077	22,469
Atlantia SpA	7,696	180,011
Enel SpA	96,062	429,622
Eni SpA	28,019	491,953
GTECH SpA(a)	1,890	42,286
Hera SpA	30,060	70,748
Mediolanum SpA(a)	7,723	49,436
Pirelli & C. SpA	4,359	59,128
Snam SpA	48,493	240,584
Societa Iniziative Autostradali e Servizi SpA	6,959	67,240
Telecom Italia SpA RSP	54,436	45,681
Terna Rete Elettrica Nazionale SpA	24,007	109,227
Tod’s SpA(a)	516	44,956

Total Italy		1,914,926

Japan - 2.2%
Aozora Bank Ltd.(a)	23,331	72,779
Chugoku Electric Power Co., Inc. (The)(a)	6,636	87,451
Dai Nippon Printing Co., Ltd.	11,255	102,322
Daihatsu Motor Co., Ltd.(a)	7,087	93,335
Daiichi Sankyo Co., Ltd.(a)	2,375	33,438
Daiwa Securities Group, Inc.(a)	14,601	115,400
Eisai Co., Ltd.(a)	1,900	74,038
ITOCHU Corp.(a)	16,242	175,025
Kobe Steel Ltd.(a)	41,173	71,772
Marubeni Corp.	23,069	139,440
Matsui Securities Co., Ltd.(a)	5,632	49,464
Mitsubishi Corp.	14,958	276,591
Mitsui & Co., Ltd.(a)	17,458	236,108
Mizuho Financial Group, Inc.	117,600	198,624
NTT DOCOMO, Inc.	14,700	216,770
Sankyo Co., Ltd.(a)	2,435	84,284
Sekisui House Ltd.(a)	9,267	122,663
Showa Shell Sekiyu K.K.(a)	10,870	107,979
Sumitomo Corp.(a)	17,486	181,139
Takeda Pharmaceutical Co., Ltd.	800	33,339

Total Japan		2,471,961

Malaysia - 1.1%
Affin Holdings Bhd	14,493	12,021
Axiata Group Bhd	62,901	126,827
British American Tobacco Malaysia Bhd	6,100	113,574
DiGi.Com Bhd	95,500	168,521
Felda Global Ventures Holdings Bhd	81,679	50,925
IOI Corp. Bhd	46,881	64,358
KLCCP Stapled Group	23,333	44,778
Malayan Banking Bhd	102,500	268,819
Maxis Bhd	80,200	157,120
Sime Darby Bhd	27,902	73,336
SP Setia Bhd Group	18,192	17,170
Telekom Malaysia Bhd	29,000	57,063
YTL Corp. Bhd	162,359	73,831
YTL Power International Bhd	116,751	49,418

Total Malaysia		1,277,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2014

Investments	Shares	Value
Mexico - 0.1%
Grupo Sanborns S.A.B. de C.V.	22,262	$34,707
Infraestructura Energetica Nova S.A.B. de C.V.(a)	6,050	30,292
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(a)	32,076	69,833

Total Mexico		134,832

Netherlands - 1.1%
Aegon N.V.	10,947	82,909
Delta Lloyd N.V.	5,071	111,586
Koninklijke Ahold N.V.	6,453	115,214
Koninklijke Philips N.V.	7,755	226,622
Nutreco N.V.	1,028	55,336
Reed Elsevier N.V.	10,065	241,635
Unilever N.V. CVA	11,163	440,894

Total Netherlands		1,274,196

New Zealand - 0.2%
Contact Energy Ltd.	10,213	50,928
Fletcher Building Ltd.	7,377	47,857
Spark New Zealand Ltd.	44,424	108,158
Vector Ltd.	18,214	39,719

Total New Zealand		246,662

Norway - 1.2%
Gjensidige Forsikring ASA	9,069	147,571
Marine Harvest ASA	5,365	73,632
Orkla ASA	6,929	47,271
Statoil ASA	35,578	622,581
Telenor ASA	13,163	265,979
TGS Nopec Geophysical Co. ASA(a)	2,530	54,565
Yara International ASA	3,464	154,221

Total Norway		1,365,820

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	26,084	30,730
Aboitiz Power Corp.	67,500	64,735
Globe Telecom, Inc.	979	37,862
Philippine Long Distance Telephone Co.	2,380	154,614
Semirara Mining and Power Co.	12,500	39,680

Total Philippines		327,621

Poland - 0.6%
Bank Pekao S.A.	460	23,143
Enea S.A.	2,422	10,365
KGHM Polska Miedz S.A.	2,353	72,107
Orange Polska S.A.	36,434	85,341
PGE Polska Grupa Energetyczna S.A.	35,043	186,363
Polski Koncern Naftowy Orlen S.A.	4,491	61,852
Powszechny Zaklad Ubezpieczen S.A.	1,064	145,581
Tauron Polska Energia S.A.	27,136	38,580

Total Poland		623,332

Portugal - 0.2%
EDP-Energias de Portugal S.A.	43,800	170,555
Jeronimo Martins, SGPS, S.A.	4,647	46,868
Portucel S.A.	13,199	49,272

Total Portugal		266,695

Russia - 2.1%
Gazprom Neft OAO ADR	4,675	52,687
Gazprom OAO ADR	159,148	740,038
Lukoil OAO ADR	15,605	621,079
MMC Norilsk Nickel OJSC ADR	29,969	426,159
Rosneft OAO GDR Reg S	50,236	176,329
Sberbank of Russia ADR	57,854	234,309
Sistema JSFC GDR Reg S	17,658	91,998
Tatneft OAO ADR	3,214	78,743

Total Russia		2,421,342

Singapore - 1.4%
DBS Group Holdings Ltd.	14,000	217,644
Keppel Corp., Ltd.(a)	15,800	105,524
Keppel Land Ltd.(a)	13,000	33,552
Oversea-Chinese Banking Corp., Ltd.	12,617	99,595
SATS Ltd.(a)	9,820	22,603
Sembcorp Industries Ltd.(a)	19,832	66,601
Sembcorp Marine Ltd.(a)	26,620	65,490
SIA Engineering Co., Ltd.(a)	20,000	63,693
Singapore Airlines Ltd.	10,703	93,856
Singapore Exchange Ltd.	5,782	34,079
Singapore Press Holdings Ltd.(a)	35,000	111,199
Singapore Technologies Engineering Ltd.	36,000	92,370
Singapore Telecommunications Ltd.	152,000	447,363
StarHub Ltd.(a)	24,000	75,164
United Overseas Bank Ltd.	4,429	81,989

Total Singapore		1,610,722

South Africa - 1.6%
African Rainbow Minerals Ltd.	6,421	66,048
Assore Ltd.	3,768	48,742
AVI Ltd.	18,151	122,536
Barclays Africa Group Ltd.	5,419	85,252
FirstRand Ltd.	34,130	149,191
Foschini Group Ltd. (The)(a)	4,981	57,367
Kumba Iron Ore Ltd.(a)	9,640	199,904
Liberty Holdings Ltd.	2,235	23,703
Massmart Holdings Ltd.	3,500	43,203
MTN Group Ltd.	17,232	329,797
Nedbank Group Ltd.	4,951	106,563
RMB Holdings Ltd.	11,486	63,880
Sanlam Ltd.	24,581	148,734
Sasol Ltd.	6,210	231,362
Tsogo Sun Holdings Ltd.	12,004	30,091
Vodacom Group Ltd.(a)	7,115	78,987

Total South Africa		1,785,360

South Korea - 0.3%
GS Holdings Corp.	1,501	54,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2014

Investments	Shares	Value
KT&G Corp.	1,009	$69,858
SK Innovation Co., Ltd.	1,168	90,431
SK Telecom Co., Ltd.	725	176,773

Total South Korea		391,686

Spain - 3.7%
Abertis Infraestructuras S.A.	9,955	197,917
ACS Actividades de Construccion y Servicios S.A.	2,951	103,448
Banco Bilbao Vizcaya Argentaria S.A.	21,400	203,380
Banco Santander S.A.	192,247	1,627,469
CaixaBank S.A.	65,506	345,677
Enagas S.A.	2,176	68,947
Endesa S.A.	5,485	109,844
Ferrovial S.A.(a)	8,174	162,459
Gas Natural SDG S.A.	9,304	234,285
Mapfre S.A.	30,561	104,026
Red Electrica Corp. S.A.(a)	1,203	106,571
Repsol S.A.(a)	9,809	184,510
Tecnicas Reunidas S.A.	512	22,483
Telefonica S.A.	45,966	663,004

Total Spain		4,134,020

Sweden - 2.3%
Axfood AB(a)	1,059	63,108
Electrolux AB Series B	2,758	80,609
Hennes & Mauritz AB Class B	12,484	519,246
ICA Gruppen AB(a)	1,786	69,768
Nordea Bank AB	30,759	357,167
Securitas AB Class B	2,840	34,265
Skandinaviska Enskilda Banken AB Class A	19,542	248,511
Skanska AB Class B	7,540	161,718
Svenska Handelsbanken AB Class A	5,220	244,455
Swedbank AB Class A	9,684	241,845
Tele2 AB Class B	8,322	100,939
Telefonaktiebolaget LM Ericsson Class B	21,855	263,407
TeliaSonera AB	3,205	20,634
Volvo AB Class B	15,673	169,579

Total Sweden		2,575,251

Switzerland - 3.2%
Adecco S.A. Registered Shares*	990	68,597
Kuehne + Nagel International AG Registered Shares	940	127,995
Nestle S.A. Registered Shares	20,227	1,484,989
SGS S.A. Registered Shares	74	152,297
STMicroelectronics N.V.	13,666	102,444
Swiss Re AG*	4,755	400,297
Swisscom AG Registered Shares	613	322,339
Syngenta AG Registered Shares	949	305,621
Transocean Ltd.(a)	9,530	176,089
Zurich Insurance Group AG*	1,332	417,838

Total Switzerland		3,558,506

Taiwan - 1.6%
Advanced Semiconductor Engineering, Inc.	64,108	77,290
Asia Cement Corp.	94,514	116,640
Asustek Computer, Inc.	9,486	104,009
Cheng Shin Rubber Industry Co., Ltd.	29,197	68,738
Chicony Electronics Co., Ltd.	5,662	15,856
Far Eastern New Century Corp.	103,877	103,213
Formosa Petrochemical Corp.	95,267	207,102
Fubon Financial Holding Co., Ltd.	12,195	19,565
Inventec Corp.	65,841	44,482
Lite-On Technology Corp.	36,178	41,671
MediaTek, Inc.	10,389	151,880
Mega Financial Holding Co., Ltd.	106,611	82,483
Novatek Microelectronics Corp.	5,141	28,957
Pegatron Corp.	16,680	38,530
Pou Chen Corp.	46,000	55,968
Quanta Computer, Inc.	57,210	143,378
Ruentex Industries Ltd.	9,828	20,743
Siliconware Precision Industries Co., Ltd.	46,000	69,796
Synnex Technology International Corp.	63,000	91,902
Taiwan Cement Corp.	71,000	97,507
Taiwan Mobile Co., Ltd.	28,800	95,234
Wistron Corp.	19,377	17,598
WPG Holdings Ltd.	34,232	39,917
Yulon Nissan Motor Co., Ltd.	3,104	32,708

Total Taiwan		1,765,167

Thailand - 0.9%
Advanced Info Service PCL	31,941	243,684
Banpu PCL NVDR	98,691	74,693
BEC World PCL NVDR	17,689	27,421
Electricity Generating PCL NVDR	3,364	17,127
Intouch Holdings PCL NVDR	28,271	67,670
Krung Thai Bank PCL NVDR	40,600	28,013
PTT Exploration & Production PCL NVDR	49,689	169,154
PTT Global Chemical PCL NVDR	63,036	98,194
PTT PCL NVDR	24,100	237,337
Ratchaburi Electricity Generating Holding PCL NVDR	16,628	29,693
Thai Oil PCL NVDR	52,612	67,164

Total Thailand		1,060,150

Turkey - 0.3%
Arcelik AS	8,021	51,466
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	67,057	79,456
Eregli Demir ve Celik Fabrikalari TAS	37,373	71,301
TAV Havalimanlari Holding AS	2,724	22,256
Tofas Turk Otomobil Fabrikasi AS	7,101	48,449

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2014

Investments	Shares	Value
Tupras Turkiye Petrol Rafinerileri AS	739	$17,481

Total Turkey		290,409

United Kingdom - 14.9%
Aberdeen Asset Management PLC	14,237	95,944
Amec Foster Wheeler PLC	6,496	86,399
Anglo American PLC	12,469	233,405
Antofagasta PLC	23,066	270,642
Ashmore Group PLC(a)	4,097	17,887
AstraZeneca PLC	11,387	808,837
Aviva PLC	27,824	210,198
BAE Systems PLC	35,361	260,245
Balfour Beatty PLC	12,167	40,219
Berkeley Group Holdings PLC	2,013	77,842
BHP Billiton PLC	24,906	539,220
BP PLC	253,370	1,623,726
British American Tobacco PLC	17,449	952,257
British Land Co. PLC (The)	12,283	148,813
BT Group PLC	52,905	331,206
Carillion PLC(a)	3,514	18,399
Centrica PLC	69,624	302,886
Cobham PLC	5,395	27,247
Croda International PLC	1,665	69,110
DS Smith PLC	7,204	36,170
G4S PLC	6,553	28,395
GlaxoSmithKline PLC	57,993	1,244,256
Hargreaves Lansdown PLC	2,080	32,822
HSBC Holdings PLC	145,389	1,379,683
ICAP PLC	11,239	79,280
IG Group Holdings PLC	10,853	121,673
IMI PLC	1,285	25,306
Imperial Tobacco Group PLC	9,614	425,134
Inmarsat PLC	8,716	108,655
Kingfisher PLC	17,753	94,255
Legal & General Group PLC	72,378	280,559
Man Group PLC	34,807	87,108
Marks & Spencer Group PLC	15,597	116,442
Melrose Industries PLC	7,693	32,003
Mondi PLC	1,768	28,946
National Grid PLC	39,307	562,698
Old Mutual PLC	38,140	113,290
Pearson PLC	6,285	116,619
Pennon Group PLC	7,697	110,354
Persimmon PLC*	2,354	57,920
Rexam PLC	5,926	41,932
Rio Tinto PLC	9,635	450,701
Royal Dutch Shell PLC Class A	38,373	1,288,506
Sage Group PLC (The)	8,532	61,954
Segro PLC	20,563	118,729
Serco Group PLC(a)	6,667	16,706
Severn Trent PLC	3,461	108,255
Sky PLC	13,525	189,589
Smiths Group PLC	1,704	29,173
SSE PLC	12,056	304,909
Standard Life PLC	29,313	182,871
TalkTalk Telecom Group PLC(a)	10,049	47,649
Tate & Lyle PLC	5,284	49,682
Tesco PLC	145,511	428,818
Unilever PLC	9,847	403,501
United Utilities Group PLC	10,795	154,182
Vodafone Group PLC	431,962	1,499,630
William Hill PLC	5,075	28,685
WM Morrison Supermarkets PLC(a)	52,601	151,077

Total United Kingdom		16,752,599

United States - 22.6%
AGL Resources, Inc.(a)	1,928	105,095
Alliant Energy Corp.(a)	204	13,550
Altria Group, Inc.(a)	18,344	903,809
Ameren Corp.	3,060	141,158
American Campus Communities, Inc.	404	16,709
American Eagle Outfitters, Inc.(a)	924	12,825
American Electric Power Co., Inc.	5,475	332,442
American Realty Capital Properties, Inc.(a)	9,055	81,948
AT&T, Inc.(a)	50,531	1,697,336
AvalonBay Communities, Inc.(a)	293	47,873
CA, Inc.(a)	2,619	79,749
Cablevision Systems Corp. Class A(a)	3,449	71,187
CBL & Associates Properties, Inc.	782	15,186
CenterPoint Energy, Inc.(a)	2,601	60,941
CenturyLink, Inc.(a)	8,432	333,739
Chevron Corp.(a)	13,727	1,539,895
Cincinnati Financial Corp.(a)	2,078	107,703
CME Group, Inc.	1,804	159,925
Coach, Inc.(a)	1,971	74,031
ConAgra Foods, Inc.(a)	1,533	55,617
ConocoPhillips(a)	11,819	816,220
Consolidated Edison, Inc.(a)	2,728	180,075
CVR Energy, Inc.(a)	1,280	49,549
Darden Restaurants, Inc.(a)	420	24,625
Diamond Offshore Drilling, Inc.(a)	4,428	162,552
Diebold, Inc.(a)	943	32,666
Digital Realty Trust, Inc.	924	61,261
Dominion Resources, Inc.(a)	4,138	318,212
DTE Energy Co.(a)	1,519	131,196
Duke Energy Corp.(a)	5,734	479,018
Eli Lilly & Co.(a)	8,278	571,099
Entergy Corp.(a)	1,407	123,084
Equity One, Inc.(a)	517	13,111
Equity Residential	1,055	75,791
Exelon Corp.(a)	7,358	272,835
Ford Motor Co.(a)	19,291	299,011
Freeport-McMoRan, Inc.	7,894	184,404
Frontier Communications Corp.(a)	20,287	135,314
General Electric Co.(a)	62,927	1,590,165
General Mills, Inc.(a)	2,823	150,551
Great Plains Energy, Inc.(a)	3,351	95,202
Hancock Holding Co.(a)	2,661	81,693
Hawaiian Electric Industries, Inc.	2,553	85,474
HCP, Inc.	3,193	140,588

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2014

Investments	Shares	Value
Health Care REIT, Inc.(a)	2,980	$225,497
HollyFrontier Corp.	3,689	138,264
Hospitality Properties Trust	3,538	109,678
Integrys Energy Group, Inc.(a)	1,600	124,560
Kimberly-Clark Corp.	527	60,890
Kimco Realty Corp.(a)	5,653	142,116
Kinder Morgan, Inc.(a)	9,259	391,748
Kraft Foods Group, Inc.(a)	3,298	206,653
Leggett & Platt, Inc.(a)	3,575	152,331
Leidos Holdings, Inc.(a)	329	14,318
Lexington Realty Trust(a)	2,277	25,001
Liberty Property Trust	1,226	46,134
Lockheed Martin Corp.(a)	3,124	601,589
Lorillard, Inc.	3,809	239,738
Macerich Co. (The)(a)	1,782	148,637
Mattel, Inc.(a)	2,258	69,874
Maxim Integrated Products, Inc.(a)	1,864	59,406
McDonald’s Corp.(a)	5,473	512,820
Medical Properties Trust, Inc.(a)	898	12,374
Merck & Co., Inc.	18,669	1,060,213
Microchip Technology, Inc.(a)	681	30,720
New York Community Bancorp, Inc.(a)	6,086	97,376
NextEra Energy, Inc.(a)	1,856	197,274
Northeast Utilities(a)	1,428	76,427
Old Republic International Corp.(a)	4,040	59,105
Paychex, Inc.(a)	5,155	238,006
PBF Energy, Inc. Class A(a)	991	26,400
Pepco Holdings, Inc.	3,369	90,727
Pfizer, Inc.	46,180	1,438,507
PG&E Corp.(a)	2,698	143,642
Philip Morris International, Inc.(a)	13,354	1,087,683
Piedmont Natural Gas Co., Inc.	1,375	54,189
Pinnacle West Capital Corp.(a)	1,328	90,716
Plum Creek Timber Co., Inc.(a)	2,109	90,244
PPL Corp.(a)	5,592	203,157
Prologis, Inc.(a)	2,098	90,277
Public Service Enterprise Group, Inc.(a)	4,345	179,926
Public Storage(a)	676	124,959
R.R. Donnelley & Sons Co.(a)	3,344	56,196
Rayonier, Inc.(a)	1,143	31,935
Realty Income Corp.(a)	1,308	62,405
Reynolds American, Inc.(a)	6,598	424,053
SCANA Corp.(a)	2,134	128,894
Senior Housing Properties Trust(a)	3,549	78,468
Southern Co. (The)(a)	7,169	352,070
Spectra Energy Corp.	5,871	213,117
Staples, Inc.(a)	3,918	70,994
Sysco Corp.(a)	4,729	187,694
TECO Energy, Inc.(a)	6,342	129,948
Thomson Reuters Corp.	8,191	331,459
UIL Holdings Corp.(a)	460	20,028
Ventas, Inc.(a)	1,806	129,490
Verizon Communications, Inc.	36,029	1,685,437
Vornado Realty Trust	1,282	150,904
W.P. Carey, Inc.(a)	473	33,157
Waste Management, Inc.(a)	3,954	202,919
Western Union Co. (The)(a)	1,913	34,262
Weyerhaeuser Co.(a)	1,259	45,186
WGL Holdings, Inc.(a)	268	14,638
Williams Cos., Inc. (The)(a)	4,504	202,410
Windstream Holdings, Inc.(a)	11,011	90,731
Wisconsin Energy Corp.(a)	905	47,730
Xcel Energy, Inc.(a)	2,944	105,748

Total United States		25,415,463

TOTAL COMMON STOCKS (Cost: $99,220,446)		112,165,302

RIGHTS - 0.0%

Italy - 0.0%
GTECH SpA, expiring 1/9/15*	1,890	0
Spain - 0.0%
Repsol S.A., expiring 1/14/15*(a)	9,809	5,424
Banco Bilbao Vizcaya Argentaria S.A., expiring 1/13/15*(a)	21,400	2,046

Total Spain		7,470

TOTAL RIGHTS (Cost: $7,778)		7,470

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree DEFA Equity Income Fund(a)(b)	962	40,683
WisdomTree Equity Income Fund(b)	222	13,664

TOTAL EXCHANGE-TRADED FUNDS (Cost: $54,318)		54,347

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 15.2%

United States - 15.2%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $17,163,460)(d)	17,163,460	17,163,460

TOTAL INVESTMENTS IN SECURITIES - 114.9% (Cost: $116,446,002)		129,390,579
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (14.9)%		(16,773,626)

NET ASSETS - 100.0%		$112,616,953

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2014

(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $18,866,521 and the total market value of the collateral held by the Fund was $19,500,851. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,337,391.

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen (Certificate of Stock)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 97.3%

Australia - 3.1%
Brambles Ltd.	70,146	$610,204
Crown Resorts Ltd.(a)	24,751	257,036
CSL Ltd.	10,817	767,299
Flight Centre Travel Group Ltd.(a)	4,866	129,896
Ramsay Health Care Ltd.	6,935	324,057
REA Group Ltd.(a)	2,347	87,122
Seek Ltd.	12,324	174,174
TPG Telecom Ltd.	19,814	109,450

Total Australia		2,459,238

Austria - 0.2%
ams AG	684	24,953
Andritz AG	2,050	113,339

Total Austria		138,292

Belgium - 0.3%
Umicore S.A.	5,156	207,791

Brazil - 10.2%
AMBEV S.A.	639,864	3,935,662
BB Seguridade Participacoes S.A.	101,100	1,223,150
CCR S.A.	105,617	612,278
CETIP S.A. - Mercados Organizados	16,300	197,449
Cielo S.A.	65,812	1,031,670
Estacio Participacoes S.A.	2,900	25,987
Localiza Rent a Car S.A.	3,604	48,416
Lojas Renner S.A.	2,203	63,375
M. Dias Branco S.A.	1,816	62,168
Natura Cosmeticos S.A.	26,400	316,319
Tractebel Energia S.A.	28,800	366,528
WEG S.A.	21,001	241,754

Total Brazil		8,124,756

Canada - 5.0%
Alimentation Couche-Tard, Inc. Class B	3,205	134,730
Canadian National Railway Co.	14,674	1,013,783
Canadian Pacific Railway Ltd.(a)	1,267	244,758
CI Financial Corp.(a)	12,200	340,115
Constellation Software, Inc.	500	149,122
Gildan Activewear, Inc.(a)	400	22,689
Imperial Oil Ltd.(a)	12,800	553,110
Jean Coutu Group PJC, Inc. (The) Class A	4,700	114,878
Linamar Corp.	500	30,628
Magna International, Inc.	3,600	391,283
Mullen Group Ltd.(a)	7,200	132,469
Restaurant Brands International, Inc.*	1,285	50,479
Saputo, Inc.	7,869	237,242
Secure Energy Services, Inc.	1,600	23,442
ShawCor Ltd.	1,300	47,589
Silver Wheaton Corp.	6,804	138,812
Stantec, Inc.(a)	1,200	33,081
Vermilion Energy, Inc.(a)	6,800	334,643

Total Canada		3,992,853

Chile - 0.1%
Cia Cervecerias Unidas S.A.	10,843	102,573

China - 3.2%
Anhui Conch Cement Co., Ltd. Class H(a)	31,500	118,000
China Everbright International Ltd.	58,000	86,310
China Overseas Land & Investment Ltd.	246,000	731,194
China South City Holdings Ltd.	366,000	167,075
CSPC Pharmaceutical Group Ltd.	82,000	72,326
Dongfeng Motor Group Co., Ltd. Class H	158,000	223,710
Franshion Properties China Ltd.	578,000	165,466
Great Wall Motor Co., Ltd. Class H	31,500	179,133
Guangzhou Automobile Group Co., Ltd. Class H	64,000	58,266
Lenovo Group Ltd.(a)	292,000	384,069
Shandong Weigao Group Medical Polymer Co., Ltd. Class H(a)	68,000	54,892
Yuexiu Property Co., Ltd.(a)	674,000	129,501
Zhuzhou CSR Times Electric Co., Ltd. Class H	22,500	131,289

Total China		2,501,231

Denmark - 4.6%
Coloplast A/S Class B(a)	6,845	577,299
GN Store Nord A/S	1,876	41,094
Novo Nordisk A/S Class B	63,132	2,670,446
Novozymes A/S Class B	4,757	200,832
Pandora A/S	1,977	162,080

Total Denmark		3,651,751

Finland - 1.3%
Kone Oyj Class B(a)	22,562	1,032,530

France - 1.3%
Cie Generale des Etablissements Michelin	6,607	601,769
Faurecia	1,491	55,777
Iliad S.A.	207	49,771
Ingenico	741	78,259
Plastic Omnium S.A.	2,719	74,406
Valeo S.A.	1,543	193,432

Total France		1,053,414

Germany - 4.8%
Continental AG	3,430	728,615
CTS Eventim AG & Co. KGaA	1,561	46,278
Fielmann AG	2,482	169,839
Hugo Boss AG	2,270	279,351
Infineon Technologies AG	23,682	253,466
KUKA AG(a)	267	19,056

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

December 31, 2014

Investments	Shares	Value
ProSiebenSat.1 Media AG Registered Shares	9,175	$386,690
Symrise AG	1,815	110,098
United Internet AG Registered Shares	3,346	151,770
Volkswagen AG	7,484	1,630,988
Wirecard AG	810	35,731

Total Germany		3,811,882

Hong Kong - 1.0%
Hong Kong Exchanges and Clearing Ltd.	31,300	693,013
Techtronic Industries Co., Ltd.	24,000	77,371

Total Hong Kong		770,384

India - 0.6%
Infosys Ltd. ADR(a)	14,470	455,226

Indonesia - 6.2%
Adaro Energy Tbk PT	1,135,400	95,343
Astra Agro Lestari Tbk PT	67,900	132,949
Astra International Tbk PT	1,286,696	771,394
Bank Rakyat Indonesia Persero Tbk PT	802,989	755,335
Bumi Serpong Damai Tbk PT	91,300	13,306
Charoen Pokphand Indonesia Tbk PT	272,153	83,063
Gudang Garam Tbk PT	36,600	179,380
Indocement Tunggal Prakarsa Tbk PT	200,600	404,925
Indofood CBP Sukses Makmur Tbk PT	136,200	144,063
Jasa Marga Persero Tbk PT	107,301	61,080
Kalbe Farma Tbk PT	541,000	79,938
Media Nusantara Citra Tbk PT	279,500	57,322
Semen Indonesia Persero Tbk PT	237,500	310,658
Surya Citra Media Tbk PT	261,500	73,900
Tambang Batubara Bukit Asam Persero Tbk PT	111,500	112,535
Telekomunikasi Indonesia Persero Tbk PT	3,852,000	891,076
Tower Bersama Infrastructure Tbk PT	64,200	50,282
Unilever Indonesia Tbk PT	232,600	606,619
Vale Indonesia Tbk PT	107,200	31,377
XL Axiata Tbk PT	113,000	44,388

Total Indonesia		4,898,933

Ireland - 0.2%
Glanbia PLC	3,678	56,522
Paddy Power PLC	1,182	98,561

Total Ireland		155,083

Italy - 0.2%
Brembo SpA	1,185	39,719
De’ Longhi	3,929	71,172
Salvatore Ferragamo SpA	3,228	79,722

Total Italy		190,613

Japan - 1.9%
ABC-Mart, Inc.(a)	800	38,901
CyberAgent, Inc.	600	22,695
Fast Retailing Co., Ltd.(a)	800	293,857
Japan Aviation Electronics Industry Ltd.	1,000	22,203
Kakaku.com, Inc.(a)	3,000	43,563
M3, Inc.	1,500	25,309
Nihon Kohden Corp.	600	29,926
Nitori Holdings Co., Ltd.(a)	800	43,238
Pigeon Corp.	800	47,108
Sanrio Co., Ltd.(a)	2,500	62,555
SCSK Corp.	3,100	78,343
SoftBank Corp.	8,900	535,210
Start Today Co., Ltd.	1,200	25,302
Sysmex Corp.	2,000	89,912
Unicharm Corp.(a)	4,400	106,867

Total Japan		1,464,989

Malaysia - 0.9%
Bumi Armada Bhd*	126,000	39,279
Dialog Group Bhd	46,476	19,938
Petronas Gas Bhd	74,200	470,262
Westports Holdings Bhd	176,300	169,418

Total Malaysia		698,897

Mexico - 0.6%
Controladora Comercial Mexicana S.A.B. de C.V.(a)	17,667	62,543
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(a)	180,466	392,893

Total Mexico		455,436

Netherlands - 0.8%
Arcadis N.V.	2,394	72,219
ASML Holding N.V.	5,027	544,421

Total Netherlands		616,640

New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	21,835	106,664
Ryman Healthcare Ltd.	12,613	83,993

Total New Zealand		190,657

Norway - 0.1%
Schibsted ASA	1,184	74,806

Philippines - 1.3%
Ayala Land, Inc.	216,000	162,727
DMCI Holdings, Inc.	581,220	203,994
Energy Development Corp.	456,800	83,737
GT Capital Holdings, Inc.	685	15,803
International Container Terminal Services, Inc.	10,270	26,402
Jollibee Foods Corp.	3,340	16,053
Nickel Asia Corp.	27,000	28,731
Semirara Mining and Power Co.	48,020	152,436
SM Prime Holdings, Inc.	385,300	146,773
Universal Robina Corp.	50,510	221,315

Total Philippines		1,057,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

December 31, 2014

Investments	Shares	Value
Poland - 0.4%
KGHM Polska Miedz S.A.	10,967	$336,081

Russia - 2.0%
Magnit PJSC GDR Reg S	5,673	257,554
Magnit PJSC GDR Reg S	2,796	126,938
NovaTek OAO GDR Reg S	9,778	766,595
Phosagro OAO GDR Reg S	16,787	171,228
TMK OAO GDR Reg S	7,328	17,001
Uralkali PJSC GDR Reg S	22,787	268,659

Total Russia		1,607,975

Singapore - 0.5%
First Resources Ltd.	73,000	103,018
Singapore Exchange Ltd.	50,000	294,695

Total Singapore		397,713

South Africa - 9.5%
Aspen Pharmacare Holdings Ltd.	3,182	111,671
AVI Ltd.	22,888	154,516
Capitec Bank Holdings Ltd.	3,743	110,005
Discovery Ltd.	10,336	99,529
Foschini Group Ltd. (The)	10,852	124,985
Life Healthcare Group Holdings Ltd.	41,362	152,881
Massmart Holdings Ltd.	9,998	123,411
Mr. Price Group Ltd.	4,320	87,754
MTN Group Ltd.	114,422	2,189,880
Nampak Ltd.	32,521	122,620
Naspers Ltd. Class N	1,484	194,354
Pick n Pay Stores Ltd.	10,821	49,219
Pioneer Foods Ltd.	4,140	51,174
RMB Holdings Ltd.	75,669	420,836
Sasol Ltd.	33,501	1,248,127
Shoprite Holdings Ltd.	19,646	285,704
Tiger Brands Ltd.	7,165	227,955
Truworths International Ltd.	21,932	146,507
Vodacom Group Ltd.(a)	127,685	1,417,490
Woolworths Holdings Ltd.	28,630	190,805

Total South Africa		7,509,423

South Korea - 1.2%
Amorepacific Corp.	21	42,415
CJ Corp.	202	28,669
Daum Kakao Corp.	176	19,791
Hyundai Glovis Co., Ltd.	248	65,771
Kangwon Land, Inc.	4,028	111,405
Korea Zinc Co., Ltd.	337	123,713
LG Chem Ltd.	1,650	271,710
LG Household & Health Care Ltd.	172	97,490
NAVER Corp.	46	29,798
NCSoft Corp.	194	32,123
Paradise Co., Ltd.	1,133	24,327
S-1 Corp.	739	47,870
SK C&C Co., Ltd.	427	82,941

Total South Korea		978,023

Spain - 3.2%
Amadeus IT Holding S.A. Class A	14,301	572,533
Inditex S.A.	64,787	1,858,366
Prosegur Cia de Seguridad S.A.	18,250	104,234

Total Spain		2,535,133

Sweden - 6.5%
AAK AB	1,072	57,172
Assa Abloy AB Class B	8,271	438,260
Atlas Copco AB Class A	32,183	897,872
Boliden AB	5,229	83,830
Elekta AB Class B	14,166	144,225
Hennes & Mauritz AB Class B	53,160	2,211,081
Hexpol AB	757	71,220
Intrum Justitia AB	2,909	86,212
JM AB	3,016	95,933
Nibe Industrier AB Class B	1,920	49,274
Saab AB Class B(a)	3,794	98,046
Sandvik AB	78,502	766,142
Trelleborg AB Class B	11,262	189,900

Total Sweden		5,189,167

Switzerland - 3.1%
Geberit AG Registered Shares	1,298	442,050
OC Oerlikon Corp. AG Registered Shares*	13,058	164,268
Partners Group Holding AG	935	272,412
Sonova Holding AG Registered Shares	1,118	165,284
Syngenta AG Registered Shares	4,377	1,409,591

Total Switzerland		2,453,605

Taiwan - 9.2%
Advanced Semiconductor Engineering, Inc.	389,000	468,986
Advantech Co., Ltd.	19,000	140,988
Catcher Technology Co., Ltd.	19,000	148,203
Chicony Electronics Co., Ltd.	52,000	145,624
Delta Electronics, Inc.	98,000	584,552
Eclat Textile Co., Ltd.	6,000	60,945
Giant Manufacturing Co., Ltd.	9,000	80,026
Hiwin Technologies Corp.	3,000	25,157
Largan Precision Co., Ltd.	2,000	151,573
MediaTek, Inc.	75,000	1,096,449
Merida Industry Co., Ltd.	7,000	47,513
Novatek Microelectronics Corp.	35,000	197,139
President Chain Store Corp.	32,000	247,579
Siliconware Precision Industries Co., Ltd.	191,000	289,806
Taiwan Semiconductor Manufacturing Co., Ltd.	818,000	3,649,706

Total Taiwan		7,334,246

Thailand - 3.7%
Bangkok Dusit Medical Services PCL NVDR	250,800	131,117
Bangkok Life Assurance PCL NVDR	15,800	22,091
BEC World PCL NVDR	107,400	166,486
Bumrungrad Hospital PCL NVDR	17,100	73,286
Central Pattana PCL NVDR	72,850	100,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

December 31, 2014

Investments	Shares	Value
Charoen Pokphand Foods PCL NVDR	191,900	$158,945
CP ALL PCL	259,356	335,034
Delta Electronics Thailand PCL NVDR	83,700	179,357
Home Product Center PCL NVDR	65,140	16,335
Intouch Holdings PCL NVDR	219,653	525,765
Minor International PCL NVDR	32,227	31,835
Siam Cement PCL (The) NVDR	47,600	648,170
Thai Union Frozen Products PCL NVDR	48,830	134,320
Total Access Communication PCL NVDR	140,100	410,932

Total Thailand		2,934,423

Turkey - 1.8%
Aselsan Elektronik Sanayi ve Ticaret AS	3,051	15,661
BIM Birlesik Magazalar AS	6,921	148,027
Coca-Cola Icecek AS	2,634	56,900
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	253,772	300,694
Tofas Turk Otomobil Fabrikasi AS	23,518	160,459
Turk Telekomunikasyon AS	213,019	662,452
Ulker Biskuvi Sanayi AS	11,328	89,888

Total Turkey		1,434,081

United Kingdom - 8.1%
ARM Holdings PLC	15,014	232,935
Ashmore Group PLC(a)	52,886	230,895
Ashtead Group PLC	8,869	159,310
Berkeley Group Holdings PLC	12,414	480,042
Burberry Group PLC	10,178	259,634
Carillion PLC(a)	37,370	195,668
Croda International PLC	6,597	273,823
Daily Mail & General Trust PLC Class A Non-Voting Shares	10,406	133,780
Dunelm Group PLC	4,878	70,888
easyJet PLC	14,330	373,369
Fresnillo PLC	12,861	153,610
Hays PLC	46,159	104,793
Hikma Pharmaceuticals PLC	2,790	86,093
Howden Joinery Group PLC	13,520	84,957
IMI PLC	14,289	281,398
ITV PLC	69,742	234,020
Jardine Lloyd Thompson Group PLC	7,736	108,079
Melrose Industries PLC	53,076	220,800
Michael Page International PLC	12,665	81,342
Next PLC	2,665	283,398
Persimmon PLC*	16,356	402,439
Restaurant Group PLC (The)	4,861	50,025
Rightmove PLC	1,631	57,170
Sky PLC	60,344	845,881
Smith & Nephew PLC	24,347	451,001
Taylor Wimpey PLC	71,361	153,329
Telecity Group PLC	5,243	65,769
WH Smith PLC	4,099	86,347
Whitbread PLC	3,512	261,209

Total United Kingdom		6,422,004

TOTAL COMMON STOCKS (Cost: $73,744,721)		77,237,820

EXCHANGE-TRADED FUNDS & NOTES - 2.5%

United States - 2.5%
iPath MSCI India Index ETN*	27,117	1,888,699
WisdomTree DEFA Fund(a)(b)	1,061	52,615
WisdomTree Emerging Markets Equity Income Fund(b)	837	35,288

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $1,795,782)		1,976,602

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.1%

United States - 7.1%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $5,644,795)(d)	5,644,795	5,644,795

TOTAL INVESTMENTS IN SECURITIES - 106.9% (Cost: $81,185,298)		84,859,217
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.9)%		(5,482,684)

NET ASSETS - 100.0%		$79,376,533

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $5,696,590 and the total market value of the collateral held by the Fund was $5,992,922. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $348,127.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 14.8%
Abacus Property Group	132,527	$322,107
BWP Trust(a)	165,783	378,515
Charter Hall Group	74,708	276,341
Charter Hall Retail REIT(a)	113,909	384,056
Cromwell Property Group(a)	603,964	509,082
Dexus Property Group(a)	192,764	1,099,506
Federation Centres(a)	430,798	1,011,800
Goodman Group(a)	267,698	1,246,512
GPT Group (The)(a)	362,470	1,290,329
Investa Office Fund(a)	120,480	358,885
Lend Lease Group	110,460	1,482,477
Mirvac Group(a)	778,781	1,134,421
Novion Property Group(a)	801,549	1,390,609
Stockland(a)	553,797	1,867,183
Westfield Corp.	627,476	4,631,725

Total Australia		17,383,548

Belgium - 0.7%
Befimmo S.A.	6,256	455,794
Cofinimmo S.A.	3,624	420,850

Total Belgium		876,644

Brazil - 0.6%
BR Malls Participacoes S.A.	31,029	191,786
BR Properties S.A.	57,089	220,135
Iguatemi Empresa de Shopping Centers S.A.	9,180	84,955
Multiplan Empreendimentos Imobiliarios S.A.	8,830	157,586

Total Brazil		654,462

Canada - 9.1%
Allied Properties Real Estate Investment Trust	11,428	369,406
Artis Real Estate Investment Trust	38,440	470,606
Boardwalk Real Estate Investment Trust	5,830	309,759
Brookfield Asset Management, Inc. Class A	37,601	1,890,033
Calloway Real Estate Investment Trust	30,356	715,492
Canadian Apartment Properties REIT	22,205	481,771
Canadian Real Estate Investment Trust	9,743	385,178
Chartwell Retirement Residences	33,656	346,076
Cominar Real Estate Investment Trust	40,768	655,033
Crombie Real Estate Investment Trust	33,057	368,743
Dream Office Real Estate Investment Trust	36,018	782,087
First Capital Realty, Inc.(a)	40,355	650,140
Granite Real Estate Investment Trust	11,090	395,056
H&R Real Estate Investment Trust	66,054	1,239,243
Morguard Real Estate Investment Trust	10,956	171,777
RioCan Real Estate Investment Trust	65,647	1,497,993

Total Canada		10,728,393

China - 4.2%
China Overseas Grand Oceans Group Ltd.(a)	238,300	121,073
China Overseas Land & Investment Ltd.	688,049	2,045,111
China South City Holdings Ltd.	1,082,000	493,921
Franshion Properties China Ltd.	1,806,000	517,008
Poly Property Group Co., Ltd.	1,039,000	427,398
Shenzhen Investment Ltd.	1,424,000	409,488
Sino-Ocean Land Holdings Ltd.	995,200	565,947
Yuexiu Property Co., Ltd.	2,074,000	398,494

Total China		4,978,440

Finland - 0.2%
Citycon Oyj	16,732	52,236
Sponda Oyj	48,035	210,412

Total Finland		262,648

France - 10.0%
Fonciere Des Regions	13,837	1,285,898
Gecina S.A.	11,447	1,433,625
ICADE	18,228	1,464,571
Klepierre	36,521	1,578,989
Mercialys S.A.	28,590	637,765
Nexity S.A.	16,267	617,779
Unibail-Rodamco SE	18,354	4,727,241

Total France		11,745,868

Germany - 1.4%
Deutsche Euroshop AG	4,496	196,915
Deutsche Wohnen AG Bearer Shares	23,990	568,390
LEG Immobilien AG*	6,462	484,721
TAG Immobilien AG(a)	30,349	353,283

Total Germany		1,603,309

Hong Kong - 20.4%
Champion REIT	1,629,000	756,224
Cheung Kong Holdings Ltd.	230,073	3,865,776
Hang Lung Group Ltd.	88,649	402,386
Hang Lung Properties Ltd.	471,283	1,321,806
Henderson Land Development Co., Ltd.	221,037	1,547,716
Hui Xian Real Estate Investment Trust	849,634	476,584
Hysan Development Co., Ltd.	136,115	608,185
Link REIT (The)	156,115	977,373
New World Development Co., Ltd.	946,497	1,088,706
Sino Land Co., Ltd.	787,735	1,271,777
Sun Hung Kai Properties Ltd.	292,810	4,466,808
Swire Pacific Ltd. Class A	120,278	1,566,514
Swire Properties Ltd.	554,141	1,636,373
Wharf Holdings Ltd. (The)	350,872	2,533,748
Wheelock & Co., Ltd.	211,231	986,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2014

Investments	Shares	Value
Yuexiu Real Estate Investment Trust	993,000	$498,110

Total Hong Kong		24,004,122

Indonesia - 0.4%
Bumi Serpong Damai Tbk PT	830,824	121,085
Ciputra Development Tbk PT	751,600	75,858
Lippo Karawaci Tbk PT	1,160,200	95,551
Summarecon Agung Tbk PT	1,138,100	139,678

Total Indonesia		432,172

Israel - 0.7%
Azrieli Group	10,953	361,117
Gazit-Globe Ltd.	23,657	280,739
Melisron Ltd.	6,866	190,553

Total Israel		832,409

Italy - 0.2%
Beni Stabili SpA SIIQ	343,979	241,623

Japan - 5.6%
Aeon Mall Co., Ltd.	63,830	1,141,428
Daikyo, Inc.	48,000	74,865
Daito Trust Construction Co., Ltd.	9,600	1,096,960
Daiwa House Industry Co., Ltd.(a)	75,700	1,447,768
Hulic Co., Ltd.(a)	17,500	176,759
Mitsubishi Estate Co., Ltd.	26,589	566,731
Mitsui Fudosan Co., Ltd.	26,308	714,229
Nomura Real Estate Holdings, Inc.	16,765	290,568
NTT Urban Development Corp.	20,700	211,152
Sumitomo Real Estate Sales Co., Ltd.	5,880	133,544
Sumitomo Realty & Development Co., Ltd.	9,279	319,748
Tokyo Tatemono Co., Ltd.	18,000	132,266
Tokyu Fudosan Holdings Corp.	37,868	265,624

Total Japan		6,571,642

Malaysia - 1.4%
IGB Real Estate Investment Trust REIT	569,200	213,257
IJM Land Bhd	123,800	118,613
IOI Properties Group Bhd	401,300	277,748
Mah Sing Group Bhd	220,280	142,380
SP Setia Bhd Group	261,155	246,478
Sunway Bhd	224,200	210,959
Sunway Real Estate Investment Trust	432,796	188,145
UEM Sunrise Bhd	465,100	187,557

Total Malaysia		1,585,137

Mexico - 0.8%
Concentradora Fibra Danhos S.A. de C.V.	106,132	261,590
Corp. Inmobiliaria Vesta S.A.B. de C.V.	22,558	44,811
Fibra Uno Administracion S.A. de C.V.	206,622	609,503
Mexico Real Estate Management S.A. de C.V.*	30,249	51,859

Total Mexico		967,763

Netherlands - 1.7%
Corio N.V.	22,374	1,100,003
Eurocommercial Properties N.V. CVA	10,341	440,087
Wereldhave N.V.	6,880	474,533

Total Netherlands		2,014,623

Philippines - 1.0%
Ayala Land, Inc.	703,800	530,220
Robinsons Land Corp.	298,800	177,012
SM Prime Holdings, Inc.	1,256,875	478,783

Total Philippines		1,186,015

Russia - 0.1%
LSR Group OJSC GDR Reg S	82,160	128,170

Singapore - 10.2%
Ascendas Real Estate Investment Trust	488,901	878,111
Ascott Residence Trust	243,373	233,253
CapitaCommercial Trust	624,635	827,284
CapitaLand Ltd.(a)	451,589	1,128,035
CapitaMall Trust	800,786	1,232,815
CapitaRetail China Trust	214,000	260,818
CDL Hospitality Trusts	148,432	194,907
City Developments Ltd.	49,103	380,566
Fortune Real Estate Investment Trust(a)	280,000	283,074
Frasers Centrepoint Ltd.	180,000	229,568
Frasers Centrepoint Trust	157,000	224,523
Global Logistic Properties Ltd.	332,000	621,357
Keppel Land Ltd.	269,168	694,706
Keppel REIT	605,000	557,015
Mapletree Commercial Trust	451,490	480,417
Mapletree Greater China Commercial Trust	776,000	556,335
Mapletree Industrial Trust	463,018	518,890
Mapletree Logistics Trust	687,187	614,532
SPH REIT	244,000	191,503
Starhill Global REIT	611,184	368,989
Suntec Real Estate Investment Trust	401,828	594,357
United Industrial Corp., Ltd.	34,000	85,956
UOL Group Ltd.	66,000	346,661
Wing Tai Holdings Ltd.	252,198	311,179
Yanlord Land Group Ltd.	149,000	116,942

Total Singapore		11,931,793

South Africa - 3.1%
Capital Property Fund	378,454	434,435
Growthpoint Properties Ltd.	605,545	1,438,914
Hyprop Investments Ltd.	56,145	473,183
Redefine Properties Ltd.	825,175	763,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2014

Investments	Shares	Value
Resilient Property Income Fund Ltd.	74,472	$540,672

Total South Africa		3,650,413

Sweden - 1.5%
Atrium Ljungberg AB Class B	10,848	158,945
Castellum AB	29,344	457,689
Fabege AB	27,640	355,199
Hufvudstaden AB Class A	15,223	197,574
Kungsleden AB	16,804	121,282
Wallenstam AB Class B	13,770	228,144
Wihlborgs Fastigheter AB	13,740	250,552

Total Sweden		1,769,385

Switzerland - 1.4%
PSP Swiss Property AG Registered Shares*	8,224	710,129
Swiss Prime Site AG Registered Shares*	13,479	990,255

Total Switzerland		1,700,384

Taiwan - 0.7%
Highwealth Construction Corp.	104,700	211,706
Ruentex Development Co., Ltd.	374,782	597,716

Total Taiwan		809,422

Thailand - 1.5%
Central Pattana PCL NVDR	267,174	369,496
Hemaraj Land and Development PCL NVDR	1,720,300	230,070
Land & Houses PCL NVDR	1,719,311	472,941
Pruksa Real Estate PCL NVDR	252,493	220,644
Quality Houses PCL NVDR	1,761,306	195,939
Supalai PCL NVDR	303,221	222,116
WHA Corp. PCL NVDR	81,300	77,840

Total Thailand		1,789,046

Turkey - 0.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	778,787	922,785

United Kingdom - 7.1%
Big Yellow Group PLC	21,271	201,654
British Land Co. PLC (The)	164,528	1,993,318
Capital & Counties Properties PLC	8,751	49,750
Countrywide PLC	25,957	176,707
Derwent London PLC	7,669	360,889
Great Portland Estates PLC	20,603	237,084
Hammerson PLC	97,580	920,517
Intu Properties PLC	236,377	1,231,027
Land Securities Group PLC	95,342	1,720,019
Londonmetric Property PLC	120,382	286,439
Savills PLC	11,891	126,079
Segro PLC	136,798	789,858
Shaftesbury PLC	19,042	231,889
Unite Group PLC (The)	7,657	55,517

Total United Kingdom		8,380,747

TOTAL COMMON STOCKS (Cost: $108,283,914)		117,150,963

WARRANTS - 0.0%

Thailand - 0.0%
Sansiri PLC, expiring 11/24/17* (Cost: $0)	592,617	5,584

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Global Natural Resources Fund(a)(b) (Cost: $99,203)	5,235	86,168

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.1%

United States - 11.1%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $13,015,368)(d)	13,015,368	13,015,368

TOTAL INVESTMENTS IN SECURITIES - 110.8% (Cost: $121,398,485)		130,258,083
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (10.8)%		(12,748,586)

NET ASSETS - 100.0%		$117,509,497

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $12,528,328 and the total market value of the collateral held by the Fund was $13,253,813. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $238,445.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 98.2%

Australia - 2.0%
AGL Energy Ltd.	41,251	$451,004

Austria - 0.7%
Verbund AG(a)	8,674	160,536

Brazil - 5.2%
Centrais Eletricas Brasileiras S.A.	137,680	300,408
Cia de Saneamento Basico do Estado de Sao Paulo	39,346	251,778
CPFL Energia S.A.	53,907	374,968
Equatorial Energia S.A.	3,039	31,668
Tractebel Energia S.A.	18,317	233,114

Total Brazil		1,191,936

Canada - 9.0%
Algonquin Power & Utilities Corp.	22,686	188,813
Atco Ltd. Class I	3,737	153,771
Canadian Utilities Ltd. Class A(a)	6,032	213,053
Capital Power Corp.(a)	12,040	270,270
Emera, Inc.	10,809	360,596
Fortis, Inc.	9,558	321,502
Superior Plus Corp.(a)	20,706	214,345
TransAlta Corp.(a)	37,517	340,754

Total Canada		2,063,104

Chile - 3.3%
Aguas Andinas S.A. Class A	219,179	126,884
Colbun S.A.	134,146	35,716
E.CL S.A.	57,534	83,905
Empresa Nacional de Electricidad S.A.	135,739	206,119
Enersis S.A.	933,397	305,713

Total Chile		758,337

China - 9.8%
Beijing Jingneng Clean Energy Co., Ltd. Class H	308,000	133,847
China Longyuan Power Group Corp., Ltd. Class H	68,100	70,867
China Resources Power Holdings Co., Ltd.	112,100	289,109
Datang International Power Generation Co., Ltd. Class H	630,000	338,769
Guangdong Investment Ltd.	174,600	227,401
Huadian Fuxin Energy Corp., Ltd. Class H(a)	146,000	68,718
Huadian Power International Corp., Ltd. Class H	502,000	440,189
Huaneng Power International, Inc. Class H	428,640	579,269
Huaneng Renewables Corp., Ltd. Class H(a)	242,000	78,328

Total China		2,226,497

Czech Republic - 2.0%
CEZ AS	17,321	446,940

Finland - 1.8%
Fortum Oyj	19,427	422,432

France - 8.6%
Electricite de France S.A.	12,757	352,341
GDF Suez	20,329	477,961
Rubis SCA	4,658	266,461
Suez Environnement Co.	24,826	433,638
Veolia Environnement S.A.	24,047	429,342

Total France		1,959,743

Germany - 2.5%
E.ON SE	19,596	336,594
RWE AG	7,302	226,638

Total Germany		563,232

Hong Kong - 5.7%
China Power International Development Ltd.(a)	957,000	484,988
CLP Holdings Ltd.	40,322	349,672
Hong Kong & China Gas Co., Ltd.	66,496	152,288
Power Assets Holdings Ltd.	33,386	323,965

Total Hong Kong		1,310,913

Indonesia - 1.3%
Perusahaan Gas Negara Persero Tbk PT	606,000	293,581

Italy - 7.9%
A2A SpA	370,525	375,496
Enel Green Power SpA	55,421	116,286
Enel SpA	51,530	230,460
Hera SpA	106,108	249,730
Snam SpA	89,425	443,656
Terna Rete Elettrica Nazionale SpA	84,232	383,238

Total Italy		1,798,866

Japan - 5.7%
Chugoku Electric Power Co., Inc. (The)(a)	23,700	312,323
Electric Power Development Co., Ltd.(a)	4,942	168,175
Hokuriku Electric Power Co.(a)	22,100	283,865
Okinawa Electric Power Co., Inc. (The)	2,600	82,731
Osaka Gas Co., Ltd.	43,000	161,750
Toho Gas Co., Ltd.(a)	23,000	113,566
Tohoku Electric Power Co., Inc.	3,200	37,526
Tokyo Gas Co., Ltd.	25,000	135,973

Total Japan		1,295,909

Malaysia - 1.6%
Petronas Gas Bhd	31,300	198,372
Tenaga Nasional Bhd	42,400	167,345

Total Malaysia		365,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

December 31, 2014

Investments	Shares	Value
Mexico - 1.2%
Infraestructura Energetica Nova S.A.B. de C.V.(a)	53,900	$269,870

Philippines - 1.7%
Aboitiz Power Corp.	175,800	168,598
Energy Development Corp.	567,500	104,030
Manila Electric Co.	18,640	106,675

Total Philippines		379,303

Poland - 4.0%
Energa S.A.	47,804	309,945
PGE Polska Grupa Energetyczna S.A.	67,738	360,240
Tauron Polska Energia S.A.	172,496	245,243

Total Poland		915,428

Portugal - 2.1%
EDP Renovaveis S.A.(a)	9,080	59,375
EDP-Energias de Portugal S.A.	105,225	409,740

Total Portugal		469,115

Russia - 0.2%
RusHydro JSC ADR	58,780	54,783

South Korea - 0.1%
Korea Electric Power Corp.	348	13,519

Spain - 6.3%
Enagas S.A.	12,811	405,919
Endesa S.A.	10,307	206,412
Gas Natural SDG S.A.	11,287	284,220
Iberdrola S.A.	32,469	219,899
Red Electrica Corp. S.A.	3,580	317,144

Total Spain		1,433,594

Taiwan - 0.6%
SPCG PCL NVDR	168,000	137,872

Thailand - 1.3%
Electricity Generating PCL NVDR	33,246	169,262
Glow Energy PCL	44,500	120,718

Total Thailand		289,980

United Kingdom - 13.6%
APR Energy PLC	19,463	56,447
Centrica PLC	109,210	475,097
Drax Group PLC	19,321	138,761
National Grid PLC	30,368	434,732
Pennon Group PLC	27,111	388,698
Severn Trent PLC	12,740	398,489
SSE PLC	21,214	536,524
Telecom Plus PLC	10,402	204,688
United Utilities Group PLC	32,132	458,933

Total United Kingdom		3,092,369

TOTAL COMMON STOCKS (Cost: $22,915,336)		22,364,580

EXCHANGE-TRADED FUNDS & NOTES - 1.6%

United States - 1.6%
iPath MSCI India Index ETN*	4,825	336,061
WisdomTree Global ex-U.S. Real Estate Fund(a)(b)	756	21,282

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $297,294)		357,343

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.0%

United States - 11.0%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $2,504,243)(d)	2,504,243	2,504,243

TOTAL INVESTMENTS IN SECURITIES - 110.8% (Cost: $25,716,873)		25,226,166
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (10.8)%		(2,449,676)

NET ASSETS - 100.0%		$22,776,490

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)	At December 31, 2014, the total market value of the Fund’s securities on loan was $2,364,499 and the total market value of the collateral held by the Fund was $2,504,243.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 8.4%
BHP Billiton Ltd.(a)	12,598	$302,792
Fortescue Metals Group Ltd.(a)	198,660	445,451
Rio Tinto Ltd.(a)	7,401	351,283
Woodside Petroleum Ltd.	16,538	514,423

Total Australia		1,613,949

Brazil - 2.5%
Petroleo Brasileiro S.A.	27,525	99,302
Vale S.A.	45,051	371,329

Total Brazil		470,631

Canada - 9.0%
Agrium, Inc.(a)	2,654	252,053
Cameco Corp.(a)	8,613	141,660
Canadian Natural Resources Ltd.	4,070	126,220
Crescent Point Energy Corp.(a)	13,591	315,764
Encana Corp.	4,664	65,113
First Quantum Minerals Ltd.	2,812	40,083
Imperial Oil Ltd.	1,494	64,558
Potash Corp. of Saskatchewan, Inc.(a)	8,847	313,703
Suncor Energy, Inc.(a)	4,949	157,667
Teck Resources Ltd. Class B	18,335	251,379

Total Canada		1,728,200

China - 3.9%
China Oilfield Services Ltd. Class H	74,000	128,441
China Shenhua Energy Co., Ltd. Class H	132,000	390,646
CNOOC Ltd.	171,618	231,041

Total China		750,128

France - 2.3%
Technip S.A.	2,485	148,590
Total S.A.	5,666	291,523

Total France		440,113

Germany - 0.4%
K+S AG Registered Shares(a)	3,064	84,960

Indonesia - 0.4%
Charoen Pokphand Indonesia Tbk PT	240,500	73,402

Israel - 1.1%
Israel Chemicals Ltd.	29,955	217,689

Italy - 1.8%
Eni SpA	19,249	337,971

Japan - 1.8%
Mitsubishi Materials Corp.(a)	44,000	147,529
Sumitomo Metal Mining Co., Ltd.	13,000	196,255

Total Japan		343,784

Malaysia - 2.3%
IOI Corp. Bhd	192,800	264,676
Kuala Lumpur Kepong Bhd	25,500	166,281
SapuraKencana Petroleum Bhd	21,100	14,000

Total Malaysia		444,957

Mexico - 1.5%
Grupo Mexico S.A.B. de C.V. Series B(a)	46,618	135,428
Industrias Penoles S.A.B. de C.V.(a)	7,639	149,523

Total Mexico		284,951

Norway - 2.4%
Statoil ASA	14,448	252,826
Yara International ASA	4,652	207,113

Total Norway		459,939

Poland - 1.2%
KGHM Polska Miedz S.A.	7,227	221,469

Russia - 9.3%
Gazprom OAO ADR	53,412	248,366
Lukoil OAO ADR	8,554	340,449
MMC Norilsk Nickel OJSC ADR	26,078	370,829
NovaTek OAO GDR Reg S	1,590	124,656
Novolipetsk Steel OJSC GDR Reg S	11,962	137,324
Rosneft OAO GDR Reg S	70,048	245,868
Tatneft OAO ADR	7,221	176,915
Uralkali PJSC GDR Reg S	10,858	128,016

Total Russia		1,772,423

Singapore - 0.9%
Wilmar International Ltd.(a)	69,000	168,712

South Africa - 5.3%
Exxaro Resources Ltd.(a)	27,590	246,834
Kumba Iron Ore Ltd.(a)	28,318	587,228
Sasol Ltd.	4,861	181,103

Total South Africa		1,015,165

South Korea - 0.5%
Korea Zinc Co., Ltd.	246	90,307

Spain - 1.5%
Repsol S.A.(a)	15,637	294,136

Sweden - 0.6%
Boliden AB	6,975	111,821

Switzerland - 3.1%
Syngenta AG Registered Shares	753	242,500
Transocean Ltd.(a)	18,814	347,632

Total Switzerland		590,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

December 31, 2014

Investments	Shares	Value
Thailand - 2.2%
PTT Exploration & Production PCL	54,841	$186,693
PTT PCL NVDR	23,800	234,383

Total Thailand		421,076

United Kingdom - 16.5%
Amec Foster Wheeler PLC	17,857	237,505
Anglo American PLC	13,718	256,784
Antofagasta PLC	54,524	639,750
BG Group PLC	7,262	97,946
BHP Billiton PLC	12,984	281,106
BP PLC	57,281	367,086
Fresnillo PLC(a)	5,880	70,230
John Wood Group PLC	13,843	128,753
Rio Tinto PLC	6,545	306,159
Royal Dutch Shell PLC Class A	8,768	294,416
Royal Dutch Shell PLC Class B	9,143	318,342
Vedanta Resources PLC	18,561	166,267

Total United Kingdom		3,164,344

United States - 20.3%
Anadarko Petroleum Corp.	697	57,503
Apache Corp.(a)	908	56,904
Archer-Daniels-Midland Co.	2,582	134,264
Baker Hughes, Inc.	1,171	65,658
Cabot Oil & Gas Corp.(a)	579	17,144
California Resources Corp.*	1	3
CF Industries Holdings, Inc.(a)	452	123,188
Chesapeake Energy Corp.(a)	5,564	108,888
Chevron Corp.(a)	2,128	238,719
ConocoPhillips(a)	3,643	251,586
CONSOL Energy, Inc.(a)	1,705	57,646
Devon Energy Corp.(a)	1,586	97,079
Diamond Offshore Drilling, Inc.(a)	18,736	687,799
EOG Resources, Inc.(a)	354	32,593
EQT Corp.	115	8,706
Exxon Mobil Corp.	2,122	196,179
Freeport-McMoRan, Inc.	8,659	202,274
Halliburton Co.	1,178	46,331
Helmerich & Payne, Inc.(a)	2,043	137,739
Hess Corp.(a)	943	69,612
Ingredion, Inc.(a)	2,083	176,722
Marathon Oil Corp.(a)	4,343	122,863
Monsanto Co.(a)	971	116,005
Mosaic Co. (The)(a)	3,979	181,641
National Oilwell Varco, Inc.(a)	1,842	120,706
Noble Energy, Inc.(a)	1,110	52,647
Occidental Petroleum Corp.(a)	2,219	178,874
Oceaneering International, Inc.(a)	1,693	99,565
Patterson-UTI Energy, Inc.(a)	2,906	48,211
Pioneer Natural Resources Co.(a)	32	4,763
RPC, Inc.(a)	7,570	98,713
Southern Copper Corp.(a)	3,836	108,175

Total United States		3,898,700

TOTAL COMMON STOCKS (Cost: $24,968,665)		18,998,959

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/14/15* (Cost: $9,051)	15,637	8,647

EXCHANGE-TRADED NOTE - 0.3%

United States - 0.3%
iPath MSCI India Index ETN* (Cost: $42,352)	763	53,143

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 25.2%

United States - 25.2%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $4,823,767)(c)	4,823,767	4,823,767

TOTAL INVESTMENTS IN SECURITIES - 124.7% (Cost: $29,843,835)		23,884,516
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (24.7)%		(4,728,601)

NET ASSETS - 100.0%		$19,155,915

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)

At December 31, 2014, the total market value of the Fund’s securities on loan was $4,925,992 and the total market value of the collateral held by the Fund was $5,117,468. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $293,701.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.9%

India - 99.9%

Auto Components - 1.2%
Amtek Auto Ltd.	562,393	$1,602,828
Amtek India Ltd.	144,876	176,153
Apollo Tyres Ltd.	2,274,954	8,044,195
Balkrishna Industries Ltd.	144,099	1,399,271
Bharat Forge Ltd.	475,745	7,117,050
Ceat Ltd.	24,965	340,309
Exide Industries Ltd.	1,461,664	4,117,135
Motherson Sumi Systems Ltd.	349,901	2,536,017
Sundram Fasteners Ltd.	163,574	488,474
Tube Investments of India Ltd.	29,932	168,954

Total Auto Components		25,990,386

Automobiles - 6.8%
Bajaj Auto Ltd.	418,419	16,123,938
Hero MotoCorp Ltd.	401,558	19,763,162
Mahindra & Mahindra Ltd.	1,932,362	37,790,079
Tata Motors Ltd.	9,185,576	72,112,356

Total Automobiles		145,789,535

Banks - 12.7%
Allahabad Bank	2,810,003	5,911,813
Bank of India	2,333,460	11,156,691
Bank of Maharashtra	423,663	287,263
Canara Bank	1,893,700	13,461,178
Corporation Bank	87,299	464,069
DCB Bank Ltd.*	796,564	1,526,309
Dena Bank	660,230	645,874
Federal Bank Ltd.	2,633,546	6,329,105
ICICI Bank Ltd.	18,440,752	103,155,444
IDBI Bank Ltd.	1,414,432	1,639,125
Indian Bank	1,014,529	3,502,976
Indian Overseas Bank	537,395	529,541
Jammu & Kashmir Bank Ltd. (The)	3,362,859	7,975,286
Karnataka Bank Ltd. (The)	1,586,884	3,677,946
Karur Vysya Bank Ltd. (The)	267,306	2,429,881
Kotak Mahindra Bank Ltd.	915,367	18,328,367
Lakshmi Vilas Bank Ltd. (The)	713,794	964,579
Oriental Bank of Commerce	1,449,988	7,799,809
State Bank of Bikaner & Jaipur	206,955	2,153,729
State Bank of India	12,494,966	61,730,051
Syndicate Bank	2,093,570	4,363,090
UCO Bank	3,054,361	4,083,933
Union Bank of India	2,399,298	9,099,639
Vijaya Bank	3,223,483	2,571,228

Total Banks		273,786,926

Biotechnology - 0.1%
Biocon Ltd.	203,587	1,372,513

Building Products - 0.1%
Sintex Industries Ltd.	1,973,503	2,998,280

Capital Markets - 0.1%
JM Financial Ltd.	1,820,768	1,362,926
PTC India Financial Services Ltd.	81,276	89,681

Total Capital Markets		1,452,607

Chemicals - 1.1%
Asian Paints Ltd.	810,399	9,658,413
Atul Ltd.	12,000	263,868
Bayer CropScience Ltd.	265	13,362
Berger Paints India Ltd.	45,376	289,519
Castrol India Ltd	288,599	2,295,167
Chambal Fertilizers & Chemicals Ltd.	1,267,072	1,219,448
Coromandel International Ltd.	594,954	2,908,203
DCM Shriram Ltd.	172,255	432,531
Dhanuka Agritech Ltd.	104,907	907,679
EID Parry India Ltd.*	29,886	95,521
Finolex Industries Ltd.	123,223	510,286
Godrej Industries Ltd.	156,312	727,793
Gujarat Fluorochemicals Ltd.	39,300	475,821
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	29	38
Monsanto India Ltd.	4,056	182,371
PI Industries Ltd.	65,048	532,255
Pidilite Industries Ltd.	188,028	1,617,626
Rashtriya Chemicals & Fertilizers Ltd.	293,555	317,633
Supreme Industries Ltd.	63,208	598,109

Total Chemicals		23,045,643

Construction & Engineering - 1.6%
Ashoka Buildcon Ltd.	1,728	3,801
Engineers India Ltd.	309,464	1,129,313
IRB Infrastructure Developers Ltd.	1,496,735	6,258,675
Larsen & Toubro Ltd.	936,317	22,170,640
Voltas Ltd.	1,105,323	4,246,359

Total Construction & Engineering		33,808,788

Construction Materials - 1.4%
ACC Ltd.	239,750	5,318,008
Ambuja Cements Ltd.	2,878,305	10,435,266
JK Cement Ltd.	45,371	459,119
Ramco Cements Ltd. (The)	366,011	2,000,166
Ultratech Cement Ltd.	294,445	12,482,864

Total Construction Materials		30,695,423

Consumer Finance - 2.1%
Bajaj Finance Ltd.	70,088	3,868,400
Mahindra & Mahindra Financial Services Ltd.	1,602,951	8,369,957
Manappuram Finance Ltd.	4,411,783	2,383,331
Muthoot Finance Ltd.	1,578,311	4,809,507
Shriram City Union Finance Ltd.	39,664	1,219,689
Shriram Transport Finance Co., Ltd.	1,328,240	23,321,136
Sundaram Finance Ltd.	99,810	2,048,617

Total Consumer Finance		46,020,637

Containers & Packaging - 0.0%
Ess Dee Aluminium Ltd.	75,968	415,449

Diversified Consumer Services - 0.0%
Tree House Education and Accessories Ltd.	67,111	473,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2014

Investments	Shares	Value
Diversified Financial Services - 3.3%
Credit Analysis & Research Ltd.	99,325	$2,331,575
CRISIL Ltd.	40,688	1,224,137
IFCI Ltd.	9,173,890	5,500,919
L&T Finance Holdings Ltd.	2,348,397	2,518,697
Power Finance Corp., Ltd.	5,802,796	27,707,437
Rural Electrification Corp., Ltd.	5,771,041	30,641,442
Srei Infrastructure Finance Ltd.	1,054,231	796,654

Total Diversified Financial Services		70,720,861

Diversified Telecommunication Services - 0.0%
Tata Communications Ltd.	13,064	91,260

Electric Utilities - 2.0%
CESC Ltd.	592,094	6,288,873
Power Grid Corp. of India Ltd.	10,088,467	22,055,661
Reliance Infrastructure Ltd.	1,777,616	14,420,029

Total Electric Utilities		42,764,563

Electrical Equipment - 1.3%
ABB India Ltd.	17,452	356,187
Amara Raja Batteries Ltd.	113,916	1,482,365
Bharat Heavy Electricals Ltd.	4,858,781	20,417,310
Havells India Ltd.	1,309,242	5,711,114

Total Electrical Equipment		27,966,976

Electronic Equipment, Instruments & Components - 0.4%
Redington India Ltd.	3,728,009	8,108,925

Energy Equipment & Services - 0.0%
Aban Offshore Ltd.	48,249	383,408

Food Products - 0.5%
Britannia Industries Ltd.	28,851	841,043
Kaveri Seed Co., Ltd.	22,123	270,376
KRBL Ltd.	1,255,428	2,079,369
McLeod Russel India Ltd.	307,805	1,151,053
Nestle India Ltd.	46,156	4,668,686
Rasoya Proteins Ltd.*	223,330	5,484
Tata Global Beverages Ltd.	754,230	1,803,652

Total Food Products		10,819,663

Gas Utilities - 1.2%
GAIL India Ltd.	2,883,081	20,315,964
Gujarat Gas Co., Ltd.	103,367	1,244,792
Gujarat State Petronet Ltd.	1,625,819	2,936,249
Indraprastha Gas Ltd.	373,670	2,685,203

Total Gas Utilities		27,182,208

Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	165,909	2,969,265
Fortis Healthcare Ltd.*	428,841	754,450

Total Health Care Providers & Services		3,723,715

Hotels, Restaurants & Leisure - 0.1%
Cox & Kings Ltd.	311,925	1,459,990
Jubilant Foodworks Ltd.*	24,736	539,609

Total Hotels, Restaurants & Leisure		1,999,599

Household Products - 1.1%
Hindustan Unilever Ltd.	1,953,518	23,523,609
Jyothy Laboratories Ltd.	78,141	321,861

Total Household Products		23,845,470

Independent Power and Renewable Electricity Producers - 2.9%
Jaiprakash Power Ventures Ltd.*	239,472	45,715
JSW Energy Ltd.	4,318,311	7,029,291
NHPC Ltd.	18,269,356	5,455,699
NTPC Ltd.	20,683,955	47,185,861
PTC India Ltd.	1,572,983	2,354,896

Total Independent Power and Renewable Electricity Producers		62,071,462

Industrial Conglomerates - 0.4%
Aditya Birla Nuvo Ltd.	227,008	6,074,705
Siemens Ltd.	223,366	3,210,051

Total Industrial Conglomerates		9,284,756

Insurance - 0.4%
Bajaj Finserv Ltd.	434,255	8,996,056
Max India Ltd.	152,432	956,285

Total Insurance		9,952,341

Internet Software & Services - 0.0%
Info Edge India Ltd.	46,372	624,734
Just Dial Ltd.	2,334	50,035

Total Internet Software & Services		674,769

IT Services - 16.4%
CMC Ltd.	40,632	1,246,172
eClerx Services Ltd.	99,579	2,062,175
Firstsource Solutions Ltd.*	1,345,671	739,749
HCL Technologies Ltd.	1,521,976	38,503,600
Hexaware Technologies Ltd.	1,521,609	4,813,899
Infosys Ltd.	5,204,408	162,635,431
Mindtree Ltd.	317,281	6,449,918
Mphasis Ltd.	451,178	2,755,065
Polaris Consulting & Services Ltd.	416,693	1,132,460
Tata Consultancy Services Ltd.	1,875,038	75,992,173
Tech Mahindra Ltd.	607,939	24,978,735
Vakrangee Ltd.	884,086	1,746,533
Wipro Ltd.	3,372,399	29,662,259
Ybrant Digital Ltd.*	1,386,700	968,806

Total IT Services		353,686,975

Life Sciences Tools & Services - 0.3%
Divi’s Laboratories Ltd.	218,995	5,978,583

Machinery - 0.6%
AIA Engineering Ltd.	43,420	744,584
Cummins India Ltd.	386,289	5,349,817
Eicher Motors Ltd.	17,158	4,097,697
Escorts Ltd.	384,783	783,617
Thermax Ltd.	71,148	1,203,956

Total Machinery		12,179,671

Media - 0.8%
Eros International Media Ltd.*	34,914	204,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2014

Investments	Shares	Value
HT Media Ltd.	552,438	$1,135,551
Inox Leisure Ltd.*	76,124	218,462
Jagran Prakashan Ltd.	346,147	748,804
PVR Ltd.	24,652	273,711
Sun TV Network Ltd.	528,963	3,192,759
Zee Entertainment Enterprises Ltd.	1,832,642	11,054,354

Total Media		16,827,851

Metals & Mining - 5.0%
Bhushan Steel Ltd.	30,887	43,133
Hindalco Industries Ltd.	6,843,808	17,081,737
Hindustan Copper Ltd.	206,537	231,167
Hindustan Zinc Ltd.	2,688,534	7,259,862
Jindal Steel & Power Ltd.	2,833,934	6,817,425
JSW Steel Ltd.	319,434	5,302,182
Maharashtra Seamless Ltd.	86,994	333,450
Mahindra Ugine Steel Co., Ltd.*	105,044	955,127
National Aluminium Co., Ltd.	167,205	142,113
NMDC Ltd.	7,620,724	17,505,723
Sesa Sterlite Ltd.	8,962,587	30,456,254
Steel Authority of India Ltd.	8,134,359	10,637,908
Tata Steel Ltd.	1,550,442	9,810,235
Welspun Corp., Ltd.	660,996	722,019

Total Metals & Mining		107,298,335

Oil, Gas & Consumable Fuels - 16.6%
Bharat Petroleum Corp., Ltd.	1,483,431	15,181,535
Cairn India Ltd.	9,642,783	36,747,142
Coal India Ltd.	5,175,999	31,475,420
Great Eastern Shipping Co., Ltd. (The)	480,569	2,755,244
Gujarat Mineral Development Corp., Ltd.	917,306	1,877,554
Hindustan Petroleum Corp., Ltd.	780,765	6,771,433
Indian Oil Corp., Ltd.	2,083,394	10,966,100
Mangalore Refinery & Petrochemicals Ltd.*	202,747	151,123
Oil & Natural Gas Corp., Ltd.	14,595,140	78,926,707
Petronet LNG Ltd.	2,504,484	8,274,548
Reliance Industries Ltd.	11,684,099	164,953,619

Total Oil, Gas & Consumable Fuels		358,080,425

Personal Products - 0.7%
Bajaj Corp., Ltd.	183,969	1,032,453
Colgate-Palmolive India Ltd.	76,615	2,167,153
Dabur India Ltd.	1,253,650	4,642,413
Emami Ltd.	25,964	323,673
Godrej Consumer Products Ltd.	385,995	5,948,686
Marico Ltd.	360,615	1,857,562

Total Personal Products		15,971,940

Pharmaceuticals - 4.2%
Aurobindo Pharma Ltd.	643,301	11,574,271
Cadila Healthcare Ltd.	218,272	5,531,621
Cipla Ltd.	1,299,991	12,900,540
Dr. Reddy’s Laboratories Ltd.	353,215	18,164,783
Glenmark Pharmaceuticals Ltd.	567,728	6,927,230
Merck Ltd.	44,024	554,567
Pfizer Ltd.	23,635	806,755
Sun Pharmaceutical Industries Ltd.	1,785,576	23,381,011
Suven Life Sciences Ltd.	80,325	268,058
Torrent Pharmaceuticals Ltd.	127,408	2,281,526
Wockhardt Ltd.	461,947	7,392,543

Total Pharmaceuticals		89,782,905

Real Estate Management & Development - 0.7%
Anant Raj Ltd.	351,529	260,907
DLF Ltd.	553,196	1,204,153
Godrej Properties Ltd.	48,653	198,512
Housing Development & Infrastructure Ltd.*	1,980,616	2,139,934
Kolte-Patil Developers Ltd.	64,024	186,121
Oberoi Realty Ltd.	600,218	2,664,360
Omaxe Ltd.	293,055	579,866
Prestige Estates Projects Ltd.	483,268	1,833,237
Sobha Ltd.	446,301	3,408,991
Sunteck Realty Ltd.	390,557	1,728,419
Unitech Ltd.*	3,830,515	1,007,352

Total Real Estate Management & Development		15,211,852

Software - 0.6%
Intellect Design Arena Ltd.*	389,215	505,923
KPIT Technologies Ltd.	883,283	2,842,710
NIIT Technologies Ltd.	414,009	2,431,026
Oracle Financial Services Software Ltd.	95,468	5,085,602
Tata Elxsi Ltd.	1,596	15,083
Zensar Technologies Ltd.	226,007	2,164,024

Total Software		13,044,368

Specialty Retail - 0.1%
PC Jeweller Ltd.	651,698	2,232,638

Textiles, Apparel & Luxury Goods - 0.3%
Arvind Ltd.	1,184,104	5,310,623
Bata India Ltd.	19,434	402,350
Vaibhav Global Ltd.	59,204	588,781
Welspun India Ltd.	73,996	386,377

Total Textiles, Apparel & Luxury Goods		6,688,131

Thrifts & Mortgage Finance - 8.4%
Dewan Housing Finance Corp., Ltd.	553,550	3,461,743
Housing Development Finance Corp., Ltd.	8,134,823	146,387,508
Indiabulls Housing Finance Ltd.	2,225,990	16,216,428
LIC Housing Finance Ltd.	2,071,527	14,308,460

Total Thrifts & Mortgage Finance		180,374,139

Tobacco - 1.7%
ITC Ltd.	6,181,132	36,104,137

Trading Companies & Distributors - 0.5%
Adani Enterprises Ltd.	1,563,197	12,042,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2014

Investments	Shares	Value
Transportation Infrastructure - 0.6%
Adani Ports & Special Economic Zone Ltd.	2,249,683	$11,370,927
Gateway Distriparks Ltd.	133,359	743,460
IL&FS Transportation Networks Ltd.	108,763	323,933

Total Transportation Infrastructure		12,438,320

Water Utilities - 0.0%
VA Tech Wabag Ltd.	10,784	251,787

Wireless Telecommunication Services - 1.4%
Bharti Airtel Ltd.	2,259,233	12,623,573
Bharti Infratel Ltd.	1,113,733	5,944,261
Idea Cellular Ltd.	3,063,114	7,463,376
Reliance Communications Ltd.*	3,723,344	4,721,830

Total Wireless Telecommunication Services		30,753,040

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,817,375,346)		2,154,387,247
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.1%		1,544,323

NET ASSETS - 100.0%		$2,155,931,570

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 9.1%
BHP Billiton Ltd.	149,492	$3,593,031
Rio Tinto Ltd.	99,347	4,715,436
Telstra Corp., Ltd.	1,633,436	7,980,233
Wesfarmers Ltd.	162,424	5,545,409
Woodside Petroleum Ltd.	162,184	5,044,812
Woolworths Ltd.(a)	154,991	3,891,356

Total Australia		30,770,277

Austria - 0.8%
OMV AG	98,372	2,619,962

China - 2.6%
China Mobile Ltd.	463,500	5,409,099
CNOOC Ltd.	2,526,000	3,400,638

Total China		8,809,737

Denmark - 0.7%
Coloplast A/S Class B	26,254	2,214,231

Finland - 1.6%
Fortum Oyj	253,637	5,515,236

France - 10.6%
Bouygues S.A.	105,265	3,818,730
Casino Guichard Perrachon S.A.	26,537	2,455,215
Electricite de France S.A.	158,194	4,369,223
GDF Suez	269,194	6,329,094
Orange S.A.	403,704	6,912,305
Sanofi	34,526	3,160,938
Total S.A.	74,694	3,843,106
Vivendi S.A.*	202,807	5,077,464

Total France		35,966,075

Germany - 4.8%
BASF SE	27,224	2,302,015
Bayer AG Registered Shares	14,681	2,007,417
Bayerische Motoren Werke AG	24,748	2,688,281
Daimler AG Registered Shares	41,782	3,487,007
Evonik Industries AG	93,353	3,064,089
Infineon Technologies AG	93,390	999,543
SAP SE	22,249	1,568,500

Total Germany		16,116,852

Hong Kong - 0.8%
SJM Holdings Ltd.	1,802,000	2,872,102

Israel - 1.0%
Teva Pharmaceutical Industries Ltd.	61,899	3,531,223

Italy - 3.6%
Atlantia SpA	135,796	3,176,305
Eni SpA	230,843	4,053,102
Snam SpA	1,017,505	5,048,051

Total Italy		12,277,458

Japan - 10.0%
Astellas Pharma, Inc.	176,200	2,478,513
Canon, Inc.(a)	123,700	3,962,382
FUJIFILM Holdings Corp.	72,800	2,247,240
Hitachi Ltd.	231,000	1,735,366
Hoya Corp.	75,800	2,595,263
ITOCHU Corp.(a)	326,900	3,522,706
Kyocera Corp.	40,200	1,862,890
Mitsui & Co., Ltd.(a)	259,400	3,508,212
Murata Manufacturing Co., Ltd.	17,600	1,945,035
Nissan Motor Co., Ltd.	345,100	3,042,418
Takeda Pharmaceutical Co., Ltd.	88,200	3,675,644
Toyota Motor Corp.(a)	50,200	3,164,532

Total Japan		33,740,201

Netherlands - 3.8%
Koninklijke Ahold N.V.	196,076	3,500,798
Koninklijke DSM N.V.	44,870	2,749,496
Reed Elsevier N.V.	147,362	3,537,778
Unilever N.V. CVA	82,075	3,241,637

Total Netherlands		13,029,709

Norway - 2.0%
Statoil ASA	146,521	2,563,978
Telenor ASA	212,523	4,294,368

Total Norway		6,858,346

Portugal - 1.4%
EDP-Energias de Portugal S.A.	1,242,915	4,839,838

Singapore - 2.2%
Keppel Corp., Ltd.	458,000	3,058,864
Singapore Telecommunications Ltd.	1,446,000	4,253,422

Total Singapore		7,312,286

Spain - 7.3%
Abertis Infraestructuras S.A.	198,575	3,947,894
ACS Actividades de Construccion y Servicios S.A.	107,119	3,755,073
Amadeus IT Holding S.A. Class A	40,264	1,611,950
Endesa S.A.	141,583	2,835,388
Gas Natural SDG S.A.	143,934	3,624,423
Repsol S.A.(a)	187,377	3,524,604
Telefonica S.A.	372,363	5,370,889

Total Spain		24,670,221

Sweden - 4.4%
Hennes & Mauritz AB Class B	82,832	3,445,227
Sandvik AB(a)	269,329	2,628,523
Telefonaktiebolaget LM Ericsson Class B	293,675	3,539,519
TeliaSonera AB	838,541	5,398,712

Total Sweden		15,011,981

Switzerland - 7.3%
Givaudan S.A. Registered Shares*	2,005	3,617,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2014

Investments	Shares	Value
Kuehne + Nagel International AG Registered Shares	37,298	$5,078,669
Nestle S.A. Registered Shares	40,216	2,952,506
Novartis AG Registered Shares	36,835	3,423,451
Roche Holding AG Bearer Shares	10,147	2,734,221
Swisscom AG Registered Shares	8,463	4,450,176
Transocean Ltd.(a)	139,010	2,568,534

Total Switzerland		24,825,496

United Kingdom - 25.6%
Anglo American PLC	159,247	2,980,912
Antofagasta PLC	562,933	6,605,093
AstraZeneca PLC	67,337	4,783,057
BAE Systems PLC	700,942	5,158,695
BHP Billiton PLC	130,219	2,819,266
BP PLC	542,033	3,473,628
British American Tobacco PLC	69,324	3,783,270
Centrica PLC	1,006,450	4,378,367
GlaxoSmithKline PLC	198,361	4,255,891
Imperial Tobacco Group PLC	97,847	4,326,826
National Grid PLC	364,181	5,213,424
Pearson PLC	236,632	4,390,724
Reed Elsevier PLC	202,110	3,466,540
Rio Tinto PLC	82,088	3,839,871
Royal Dutch Shell PLC Class A	113,864	3,823,376
Sky PLC	264,744	3,711,091
SSE PLC	227,249	5,747,362
Tesco PLC	1,099,116	3,239,075
Unilever PLC	82,155	3,366,473
Vodafone Group PLC	2,172,241	7,541,304

Total United Kingdom		86,904,245

TOTAL COMMON STOCKS (Cost: $347,319,202)		337,885,476

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $221,784)	4,239	198,088

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.9%

United States - 5.9%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $19,863,068)(d)	19,863,068	19,863,068

TOTAL INVESTMENTS IN SECURITIES - 105.6% (Cost: $367,404,054)		357,946,632
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.6)%		(18,974,097)

NET ASSETS - 100.0%		$338,972,535

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $21,182,406 and the total market value of the collateral held by the Fund was $22,270,705. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,407,637.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.0%

Australia - 7.3%
Ainsworth Game Technology Ltd.	5,802	$11,205
Ansell Ltd.	853	15,720
BHP Billiton Ltd.	31,856	765,657
Brambles Ltd.	13,514	117,559
Crown Resorts Ltd.(a)	4,279	44,437
CSL Ltd.	1,604	113,779
DuluxGroup Ltd.	4,115	19,532
Fortescue Metals Group Ltd.(a)	43,546	97,642
iiNET Ltd.	3,129	20,152
Incitec Pivot Ltd.	21,286	55,568
Magellan Financial Group Ltd.(a)	1,784	24,089
Mineral Resources Ltd.(a)	6,041	37,473
NIB Holdings Ltd.	9,954	25,578
PanAust Ltd.	7,112	8,236
Ramsay Health Care Ltd.	1,492	69,718

Total Australia		1,426,345

Austria - 0.0%
CAT Oil AG(a)	157	2,802

Belgium - 4.8%
Anheuser-Busch InBev N.V.	7,836	889,976
Colruyt S.A.	799	37,194
Melexis N.V.	162	7,351

Total Belgium		934,521

China - 4.8%
China Everbright International Ltd.	10,000	14,881
China Overseas Land & Investment Ltd.	38,000	112,949
China Resources Power Holdings Co., Ltd.	32,000	82,529
China South City Holdings Ltd.	36,000	16,434
CITIC Telecom International Holdings Ltd.	30,000	11,257
CNOOC Ltd.	358,000	481,959
Dah Chong Hong Holdings Ltd.(a)	28,000	15,129
Franshion Properties China Ltd.	96,000	27,482
Guangdong Investment Ltd.	32,000	41,677
Lenovo Group Ltd.(a)	44,000	57,873
Sun Art Retail Group Ltd.(a)	56,500	56,173
Yuexiu Property Co., Ltd.	120,000	23,057

Total China		941,400

Denmark - 2.6%
GN Store Nord A/S	388	8,499
Novo Nordisk A/S Class B	9,980	422,148
Novozymes A/S Class B	608	25,669
Pandora A/S	412	33,777
SimCorp A/S	480	12,675

Total Denmark		502,768

Finland - 0.8%
Kone Oyj Class B	3,317	151,799

France - 7.0%
Airbus Group N.V.	2,344	117,284
Dassault Systemes	609	37,244
Essilor International S.A.	557	62,466
Eutelsat Communications S.A.	1,960	63,550
Iliad S.A.	32	7,694
L’Oreal S.A.	2,331	392,913
LVMH Moet Hennessy Louis Vuitton S.A.	2,231	357,025
Plastic Omnium S.A.	554	15,160
Publicis Groupe S.A.	842	60,765
Safran S.A.	1,986	123,162
Societe BIC S.A.	320	42,536
Technip S.A.	398	23,798
Valeo S.A.	251	31,466
Zodiac Aerospace	953	32,185

Total France		1,367,248

Germany - 12.2%
adidas AG	918	64,006
BASF SE	5,788	489,423
Bilfinger SE(a)	361	20,249
Brenntag AG	747	42,041
Continental AG	619	131,491
CTS Eventim AG & Co. KGaA	395	11,710
Deutsche Post AG Registered Shares	7,427	243,055
ElringKlinger AG	402	14,007
Evonik Industries AG	3,317	108,873
Hamburger Hafen und Logistik AG	720	15,029
Hugo Boss AG	522	64,238
Infineon Technologies AG	3,327	35,609
Leoni AG	200	11,954
NORMA Group SE	171	8,202
ProSiebenSat.1 Media AG Registered Shares	2,008	84,629
SAP SE	4,511	318,014
Siemens AG Registered Shares	5,346	606,462
Software AG(a)	479	11,708
Symrise AG	530	32,150
Takkt AG	685	11,281
United Internet AG Registered Shares	608	27,578
Wincor Nixdorf AG	370	18,003

Total Germany		2,369,712

Hong Kong - 1.7%
Hong Kong & China Gas Co., Ltd.	42,000	96,188
Hong Kong Exchanges and Clearing Ltd.	5,400	119,561
Melco International Development Ltd.(a)	1,000	2,205
SJM Holdings Ltd.	61,000	97,224
Techtronic Industries Co., Ltd.	2,000	6,448

Total Hong Kong		321,626

Ireland - 0.2%
Dragon Oil PLC	3,208	26,303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

December 31, 2014

Investments	Shares	Value
Kingspan Group PLC	872	$15,142

Total Ireland		41,445

Israel - 0.4%
Israel Chemicals Ltd.	10,616	77,149

Italy - 1.0%
Brembo SpA	480	16,089
Brunello Cucinelli SpA(a)	461	10,337
Luxottica Group SpA	1,613	88,807
Pirelli & C. SpA	3,141	42,607
Salvatore Ferragamo SpA	796	19,659
Tod’s SpA(a)	206	17,947

Total Italy		195,446

Japan - 8.7%
Astellas Pharma, Inc.	9,800	137,851
FANUC Corp.	500	83,177
Fast Retailing Co., Ltd.(a)	150	55,098
Fuji Heavy Industries Ltd.	3,000	107,594
Hitachi Ltd.	15,000	112,686
Isuzu Motors Ltd.	3,600	44,484
Japan Tobacco, Inc.	10,300	285,903
KDDI Corp.(a)	3,800	242,050
Kubota Corp.	5,200	76,377
Makita Corp.	400	18,283
Marubeni Corp.	12,800	77,369
Murata Manufacturing Co., Ltd.	640	70,729
Nabtesco Corp.	200	4,903
Nomura Research Institute Ltd.(a)	1,300	40,173
Oracle Corp.	600	24,546
Sanrio Co., Ltd.	600	15,013
Santen Pharmaceutical Co., Ltd.	400	21,586
Seiko Epson Corp.	500	21,227
Shionogi & Co., Ltd.	1,800	46,916
SoftBank Corp.	1,400	84,190
Start Today Co., Ltd.	200	4,217
Sumitomo Metal Mining Co., Ltd.	3,000	45,290
Unicharm Corp.(a)	1,200	29,146
Yahoo Japan Corp.	11,400	41,361

Total Japan		1,690,169

Netherlands - 4.1%
ASML Holding N.V.	838	90,755
Heineken N.V.	1,864	132,964
Koninklijke Ahold N.V.	6,581	117,499
Unilever N.V. CVA	11,330	447,490

Total Netherlands		788,708

New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	3,844	18,778
Mainfreight Ltd.	468	5,816
Ryman Healthcare Ltd.	1,500	9,989

Total New Zealand		34,583

Norway - 2.0%
Akastor ASA(a)	2,481	7,147
Schibsted ASA(a)	252	15,921
Telenor ASA	14,558	294,168
Yara International ASA	1,822	81,118

Total Norway		398,354

Portugal - 0.2%
Jeronimo Martins, SGPS, S.A.(a)	3,510	35,401

Singapore - 1.9%
First Resources Ltd.	2,000	2,822
Frasers Centrepoint Ltd.	15,000	19,131
Olam International Ltd.(a)	11,000	16,769
OSIM International Ltd.(a)	1,000	1,494
Sembcorp Industries Ltd.	14,000	47,015
Sembcorp Marine Ltd.(a)	15,000	36,903
SIA Engineering Co., Ltd.(a)	12,000	38,216
Singapore Exchange Ltd.	10,000	58,939
Singapore Post Ltd.	16,000	23,183
Singapore Technologies Engineering Ltd.	26,300	67,482
StarHub Ltd.	17,000	53,241
Super Group Ltd.(a)	10,000	8,641

Total Singapore		373,836

Spain - 2.8%
Amadeus IT Holding S.A. Class A	1,773	70,981
Distribuidora Internacional de Alimentacion S.A.	3,263	22,218
Grifols S.A. Class A	317	12,704
Inditex S.A.	13,062	374,674
Obrascon Huarte Lain S.A.(a)	623	13,984
Tecnicas Reunidas S.A.	417	18,312
Viscofan S.A.	415	22,128

Total Spain		535,001

Sweden - 4.2%
AddTech AB Class B	1,120	15,201
Assa Abloy AB Class B	1,431	75,825
Atlas Copco AB Class A	5,386	150,264
Atlas Copco AB Class B	1,947	49,967
Betsson AB*	697	24,485
Getinge AB Class B	1,214	27,573
Hennes & Mauritz AB Class B	10,917	454,070
Hexpol AB	202	19,005

Total Sweden		816,390

Switzerland - 12.8%
ABB Ltd. Registered Shares*	15,363	326,849
Adecco S.A. Registered Shares*	1,038	71,923
Cie Financiere Richemont S.A. Registered Shares	1,263	112,871
EMS-Chemie Holding AG Registered Shares	138	56,074
Geberit AG Registered Shares	186	63,345
Givaudan S.A. Registered Shares*	60	108,268
Partners Group Holding AG	161	46,907
Roche Holding AG Bearer Shares	968	260,838

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

December 31, 2014

Investments	Shares	Value
Roche Holding AG Genusschein	3,960	$1,075,634
SGS S.A. Registered Shares	49	100,845
Sonova Holding AG Registered Shares	207	30,603
Straumann Holding AG Registered Shares	63	15,898
Swatch Group AG (The) Bearer Shares	96	42,916
Syngenta AG Registered Shares	540	173,904

Total Switzerland		2,486,875

United Kingdom - 19.3%
Abcam PLC	939	6,819
Admiral Group PLC	1,630	33,600
Aggreko PLC	846	19,840
Amec Foster Wheeler PLC	1,831	24,353
ARM Holdings PLC	1,783	27,662
Ashtead Group PLC	975	17,513
Bellway PLC	689	20,831
Berkeley Group Holdings PLC	1,470	56,844
BG Group PLC	7,919	106,808
BHP Billiton PLC	12,674	274,394
Bodycote PLC	1,278	12,903
Booker Group PLC	7,925	20,216
British American Tobacco PLC	12,177	664,544
Diageo PLC	10,156	292,724
Dunelm Group PLC	1,147	16,668
Elementis PLC	2,412	9,846
Fresnillo PLC	1,537	18,358
GlaxoSmithKline PLC	31,398	673,653
Hargreaves Lansdown PLC	1,414	22,312
Hikma Pharmaceuticals PLC	465	14,349
Howden Joinery Group PLC	3,265	20,516
IMI PLC	1,501	29,560
John Wood Group PLC	1,294	12,035
Johnson Matthey PLC	703	37,236
Marks & Spencer Group PLC	10,582	79,002
Michael Page International PLC	2,251	14,457
Micro Focus International PLC	812	13,674
Morgan Advanced Materials PLC	2,679	13,242
N Brown Group PLC	2,162	12,925
Next PLC	542	57,637
Persimmon PLC*	2,642	65,006
Premier Oil PLC	1,247	3,251
Reckitt Benckiser Group PLC	3,107	252,403
Restaurant Group PLC (The)	1,518	15,622
Rightmove PLC	377	13,215
Rolls-Royce Holdings PLC*	5,883	79,806
Rotork PLC	381	13,818
Sky PLC	9,692	135,859
Smith & Nephew PLC	2,561	47,440
Spectris PLC	509	16,683
Spirax-Sarco Engineering PLC	413	18,520
Taylor Wimpey PLC	4,047	8,696
Telecity Group PLC	943	11,829
Travis Perkins PLC	1,101	31,880
Unilever PLC	6,979	285,979
Victrex PLC	543	17,628
Weir Group PLC (The)	751	21,675
Whitbread PLC	609	45,295
William Hill PLC	6,026	34,061

Total United Kingdom		3,743,187

TOTAL COMMON STOCKS (Cost: $20,300,640)		19,234,765

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%

United States - 2.6%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $506,795)(c)	506,795	506,795

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $20,807,435)		19,741,560
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.6)%		(310,943)

NET ASSETS - 100.0%		$19,430,617

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)

At December 31, 2014, the total market value of the Fund’s securities on loan was $512,653 and the total market value of the collateral held by the Fund was $531,495. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $24,700.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 10.8%
AMP Ltd.	88,180	$396,892
Australia & New Zealand Banking Group Ltd.	160,752	4,221,484
BHP Billiton Ltd.	137,630	3,307,929
Brambles Ltd.	34,088	296,534
Commonwealth Bank of Australia	96,204	6,743,100
CSL Ltd.	10	709
Macquarie Group Ltd.	14,349	684,471
National Australia Bank Ltd.	145,659	4,005,122
Origin Energy Ltd.	14,168	135,306
QBE Insurance Group Ltd.	26,525	243,332
Rio Tinto Ltd.	17,352	823,601
Suncorp Group Ltd.	67,714	779,117
Telstra Corp., Ltd.	866,001	4,230,891
Wesfarmers Ltd.	62,370	2,129,409
Westpac Banking Corp.(a)	203,226	5,514,840
Woodside Petroleum Ltd.	30,719	955,529
Woolworths Ltd.	55,056	1,382,290

Total Australia		35,850,556

Austria - 0.1%
Erste Group Bank AG	8,892	206,964
OMV AG	46	1,225

Total Austria		208,189

Belgium - 1.2%
Anheuser-Busch InBev N.V.	31,429	3,569,559
Solvay S.A.	3,127	425,302

Total Belgium		3,994,861

China - 3.8%
BOC Hong Kong Holdings Ltd.(a)	345,215	1,155,191
China Mobile Ltd.	728,486	8,501,516
China Overseas Land & Investment Ltd.	156,000	463,684
China Unicom Hong Kong Ltd.	201,522	270,260
CNOOC Ltd.	1,678,529	2,259,727

Total China		12,650,378

Denmark - 0.7%
AP Moeller - Maersk A/S Class B	99	199,006
Coloplast A/S Class B(a)	3,270	275,788
Danske Bank A/S	4,952	134,709
Novo Nordisk A/S Class B	40,210	1,700,859

Total Denmark		2,310,362

Finland - 0.8%
Fortum Oyj	56,582	1,230,353
Kone Oyj Class B(a)	19,877	909,653
Sampo Oyj Class A	9,854	462,883

Total Finland		2,602,889

France - 11.5%
Air Liquide S.A.	8,779	1,092,579
Airbus Group N.V.	14,221	711,556
AXA S.A.	81,637	1,897,163
BNP Paribas S.A.	24,911	1,484,872
Bouygues S.A.	9,159	332,264
Bureau Veritas S.A.	8,460	187,440
Carrefour S.A.	32,753	1,002,709
Casino Guichard Perrachon S.A.	6,381	590,373
Christian Dior S.A.	2,733	472,580
Cie de Saint-Gobain	17,270	736,221
Cie Generale des Etablissements Michelin	3,654	332,808
Credit Agricole S.A.(a)	23,338	303,864
Danone S.A.	13,716	903,709
Dassault Systemes	1,995	122,006
Electricite de France S.A.	73,247	2,023,038
Essilor International S.A.	3,219	361,003
GDF Suez	150,711	3,543,408
Hermes International	6	2,140
Kering	2,811	542,532
L’Oreal S.A.	8,208	1,383,540
Lafarge S.A.	1,790	125,801
LVMH Moet Hennessy Louis Vuitton S.A.	8,949	1,432,101
Natixis S.A.	63,983	424,663
Orange S.A.	192,078	3,288,800
Pernod Ricard S.A.	5,796	647,061
Publicis Groupe S.A.	2,271	163,892
Renault S.A.	5,363	392,809
Safran S.A.	10,262	636,399
Sanofi	41,350	3,785,692
Schneider Electric SE	14,218	1,042,764
Societe Generale S.A.	8,882	376,061
Sodexo S.A.	2,196	215,956
Total S.A.	101,203	5,207,029
Unibail-Rodamco SE	1,963	505,589
Vinci S.A.	21,056	1,159,541
Vivendi S.A.*	37,368	935,543

Total France		38,365,506

Germany - 8.4%
adidas AG	5,937	413,946
Allianz SE Registered Shares	13,399	2,226,919
BASF SE	28,021	2,369,408
Bayer AG Registered Shares	18,470	2,525,508
Bayerische Motoren Werke AG	18,664	2,027,399
Continental AG	2,211	469,670
Daimler AG Registered Shares	39,283	3,278,448
Deutsche Bank AG Registered Shares	3,629	109,716
Deutsche Boerse AG	7,703	551,991
Deutsche Post AG Registered Shares	54,709	1,790,396
Deutsche Telekom AG Registered Shares	183,693	2,945,180
E.ON SE	14,172	243,428
Evonik Industries AG	12,429	407,952
Fresenius Medical Care AG & Co. KGaA	9	673
Linde AG	5,183	967,095
Merck KGaA	4	380
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	9,003	1,805,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2014

Investments	Shares	Value
RWE AG	15,189	$471,433
SAP SE	18,683	1,317,105
Siemens AG Registered Shares	26,575	3,014,727
Volkswagen AG	5,366	1,169,413

Total Germany		28,106,481

Hong Kong - 2.9%
Cheung Kong Holdings Ltd.	96,000	1,613,029
CLP Holdings Ltd.	13,000	112,736
Hang Lung Properties Ltd.	98,000	274,860
Hang Seng Bank Ltd.	75,995	1,266,118
Henderson Land Development Co., Ltd.	1,100	7,702
Hong Kong & China Gas Co., Ltd.	170,000	389,331
Hong Kong Exchanges and Clearing Ltd.	39,600	876,783
Hutchison Whampoa Ltd.	120,000	1,381,071
MTR Corp., Ltd.	152,000	623,300
Power Assets Holdings Ltd.	70,000	679,252
SJM Holdings Ltd.	246,699	393,199
Sun Hung Kai Properties Ltd.	98,442	1,501,730
Swire Properties Ltd.	54,800	161,824
Wharf Holdings Ltd. (The)	59,000	426,056

Total Hong Kong		9,706,991

Ireland - 0.1%
CRH PLC	18,578	447,262

Israel - 0.4%
Teva Pharmaceutical Industries Ltd.	25,467	1,452,845

Italy - 2.6%
Assicurazioni Generali SpA	24,209	498,000
Atlantia SpA	11,732	274,415
Enel SpA	472,356	2,112,539
Eni SpA	170,828	2,999,369
Intesa Sanpaolo SpA	304,448	892,258
Luxottica Group SpA	5,989	329,738
Snam SpA	190,425	944,738
UniCredit SpA	69,599	449,304

Total Italy		8,500,361

Japan - 10.7%
Astellas Pharma, Inc.	73,800	1,038,106
Bridgestone Corp.(a)	11,500	402,757
Canon, Inc.(a)	49,900	1,598,407
Dai-ichi Life Insurance Co., Ltd. (The)(a)	16,300	250,288
Daiwa Securities Group, Inc.(a)	42,000	331,950
Denso Corp.	14,800	697,690
East Japan Railway Co.	7,600	578,296
FANUC Corp.	2,500	415,885
Fast Retailing Co., Ltd.	400	146,929
Fuji Heavy Industries Ltd.	8,200	294,091
FUJIFILM Holdings Corp.	9,500	293,252
Hitachi Ltd.	91,000	683,629
Honda Motor Co., Ltd.	41,300	1,214,594
Hoya Corp.	4,900	167,768
ITOCHU Corp.	61,700	664,885
Japan Tobacco, Inc.(a)	42,609	1,182,725
Kao Corp.	16,900	670,531
KDDI Corp.	14,440	919,790
Kirin Holdings Co., Ltd.(a)	23,800	297,165
Komatsu Ltd.	24,300	543,986
Kubota Corp.(a)	21,000	308,445
Kyocera Corp.	9,500	440,235
Mitsubishi Corp.	53,800	994,825
Mitsubishi Electric Corp.	21,000	253,272
Mitsubishi Heavy Industries Ltd.	59,000	329,607
Mitsubishi UFJ Financial Group, Inc.	287,600	1,593,980
Mitsui & Co., Ltd.	64,800	876,377
Mizuho Financial Group, Inc.	540,698	913,227
MS&AD Insurance Group Holdings, Inc.(a)	12,000	288,302
Murata Manufacturing Co., Ltd.	2,500	276,283
Nippon Steel & Sumitomo Metal Corp.(a)	161,000	404,061
Nippon Telegraph & Telephone Corp.	39,194	2,030,393
Nissan Motor Co., Ltd.	140,100	1,235,128
Nomura Holdings, Inc.	71,400	411,029
NTT DOCOMO, Inc.	109,400	1,613,238
Oriental Land Co., Ltd.(a)	700	162,017
Panasonic Corp.(a)	18,100	215,428
Seven & I Holdings Co., Ltd.	6,400	232,657
Shin-Etsu Chemical Co., Ltd.	8,200	537,981
SoftBank Corp.	6,400	384,870
Sumitomo Corp.	48,800	505,522
Sumitomo Mitsui Financial Group, Inc.	30,400	1,109,304
Sumitomo Mitsui Trust Holdings, Inc.(a)	65,000	251,120
Takeda Pharmaceutical Co., Ltd.	26,000	1,083,523
Tokio Marine Holdings, Inc.	13,500	442,906
Tokyo Gas Co., Ltd.	51,000	277,385
Toshiba Corp.(a)	83,000	354,720
Toyota Motor Corp.(a)	85,300	5,377,183
Yahoo Japan Corp.(a)	44,200	160,365

Total Japan		35,456,107

Netherlands - 1.8%
Aegon N.V.	42,068	318,611
Akzo Nobel N.V.	4,396	306,662
ASML Holding N.V.(a)	3,695	400,167
Heineken N.V.	15,595	1,112,430
Koninklijke Ahold N.V.	38,327	684,302
Koninklijke DSM N.V.	3,966	243,024
Koninklijke Philips N.V.	29,834	871,830
Reed Elsevier N.V.	15,192	364,720
Unilever N.V. CVA	46,932	1,853,628

Total Netherlands		6,155,374

Norway - 1.2%
DNB ASA	54,642	806,779
Statoil ASA	107,376	1,878,978
Telenor ASA	71,131	1,437,316

Total Norway		4,123,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2014

Investments	Shares	Value
Portugal - 0.3%
EDP-Energias de Portugal S.A.	201,852	$786,000
Galp Energia, SGPS, S.A.	19,215	196,030

Total Portugal		982,030

Singapore - 1.5%
DBS Group Holdings Ltd.	45,000	699,570
Keppel Corp., Ltd.(a)	45,000	300,543
Oversea-Chinese Banking Corp., Ltd.	110,561	872,740
Singapore Telecommunications Ltd.	814,500	2,397,215
United Overseas Bank Ltd.	28,000	518,331
Wilmar International Ltd.(a)	87,000	212,724

Total Singapore		5,001,123

Spain - 6.0%
Abertis Infraestructuras S.A.	18,943	376,608
ACS Actividades de Construccion y Servicios S.A.	3,753	131,562
Amadeus IT Holding S.A. Class A	21	841
Banco Bilbao Vizcaya Argentaria S.A.	103,931	987,733
Banco Santander S.A.	802,864	6,796,654
CaixaBank S.A.	319,118	1,683,995
Endesa S.A.	39,751	796,067
Ferrovial S.A.(a)	34,182	679,370
Gas Natural SDG S.A.	52,645	1,325,661
Iberdrola S.A.	260,334	1,763,151
Inditex S.A.	53,412	1,532,083
Repsol S.A.(a)	60,262	1,133,542
Telefonica S.A.	186,963	2,696,716

Total Spain		19,903,983

Sweden - 3.2%
Atlas Copco AB Class A	27,850	776,986
Hennes & Mauritz AB Class B	49,274	2,049,451
Nordea Bank AB	118,736	1,378,738
Sandvik AB(a)	52,957	516,835
Skandinaviska Enskilda Banken AB Class A	50,889	647,143
Svenska Cellulosa AB SCA Class B	8,849	190,923
Svenska Handelsbanken AB Class A	20,734	970,981
Swedbank AB Class A	43,845	1,094,970
Telefonaktiebolaget LM Ericsson Class B	113,009	1,362,041
TeliaSonera AB	161,584	1,040,314
Volvo AB Class B	53,386	577,625

Total Sweden		10,606,007

Switzerland - 9.7%
ABB Ltd. Registered Shares*	69,175	1,471,705
Cie Financiere Richemont S.A. Registered Shares	4,697	419,759
Credit Suisse Group AG Registered Shares*	28,084	708,848
Givaudan S.A. Registered Shares*	202	364,501
Holcim Ltd. Registered Shares*	3,382	242,848
Kuehne + Nagel International AG Registered Shares	4,347	591,908
Nestle S.A. Registered Shares	88,253	6,479,199
Novartis AG Registered Shares	83,668	7,776,118
Roche Holding AG Bearer Shares	704	189,701
Roche Holding AG Genusschein	21,446	5,825,266
SGS S.A. Registered Shares	197	405,439
Swatch Group AG (The) Bearer Shares	792	354,055
Swatch Group AG (The) Registered Shares	5	433
Swiss Re AG*	25,835	2,174,908
Swisscom AG Registered Shares	2,595	1,364,552
Syngenta AG Registered Shares	2,760	888,844
Transocean Ltd.(a)	22,780	420,914
UBS Group AG*	27,746	477,209
Zurich Insurance Group AG*	6,538	2,050,918

Total Switzerland		32,207,125

United Kingdom - 21.9%
Anglo American PLC	47,209	883,696
Antofagasta PLC	69,409	814,400
Associated British Foods PLC	22,628	1,112,464
AstraZeneca PLC	57,222	4,064,572
Aviva PLC	176,551	1,333,766
BAE Systems PLC	157,817	1,161,479
Barclays PLC	302,235	1,147,518
BG Group PLC	39,237	529,210
BHP Billiton PLC	73,520	1,591,722
BP PLC	795,657	5,098,982
British American Tobacco PLC	63,720	3,477,439
BT Group PLC	278,061	1,740,770
Centrica PLC	244,383	1,063,141
Compass Group PLC	81,689	1,402,383
Diageo PLC	46,224	1,332,302
GlaxoSmithKline PLC	218,314	4,683,988
HSBC Holdings PLC	697,365	6,617,711
Imperial Tobacco Group PLC	35,181	1,555,715
Kingfisher PLC	86	457
Legal & General Group PLC	330,970	1,282,937
National Grid PLC	147,678	2,114,081
Old Mutual PLC	211,087	627,007
Pearson PLC	33,303	617,940
Prudential PLC	63,187	1,469,983
Reckitt Benckiser Group PLC	24,066	1,955,048
Reed Elsevier PLC	16,816	288,424
Rio Tinto PLC	51,798	2,422,981
Rolls-Royce Holdings PLC*	25,723	348,945
Royal Dutch Shell PLC Class A	169,495	5,691,379
Royal Dutch Shell PLC Class B	97,750	3,403,464
SABMiller PLC	15,567	815,810
Sky PLC	62,948	882,383
SSE PLC	59,497	1,504,741
Standard Chartered PLC	71,383	1,071,857
Standard Life PLC	88	549
Tesco PLC	365,928	1,078,383

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2014

Investments	Shares	Value
Unilever PLC	42,974	$1,760,949
Vodafone Group PLC	1,697,124	5,891,854

Total United Kingdom		72,840,430

TOTAL COMMON STOCKS (Cost: $308,367,689)		331,471,933

RIGHTS - 0.0%

Spain - 0.0%
Banco Bilbao Vizcaya Argentaria S.A., expiring 1/13/15*(a) (Cost $10,196)	103,931	9,935

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International MidCap Dividend Fund(a)(b) (Cost: $25,563)	447	24,858

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%

United States - 6.4%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $21,124,888)(d)	21,124,888	21,124,888

TOTAL INVESTMENTS IN SECURITIES - 106.0% (Cost: $329,528,336)		352,631,614
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.0)%		(20,014,999)

NET ASSETS - 100.0%		$332,616,615

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $20,142,940 and the total market value of the collateral held by the Fund was $21,190,518. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $65,630.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 9.0%
AGL Energy Ltd.	37,128	$405,926
ALS Ltd.(a)	29,123	127,982
Amcor Ltd.	50,190	557,771
Ansell Ltd.	7,303	134,589
Aristocrat Leisure Ltd.	13,287	71,330
ASX Ltd.	15,552	467,589
Aurizon Holdings Ltd.	108,294	409,435
Bank of Queensland Ltd.	39,252	391,244
Bendigo & Adelaide Bank Ltd.(a)	55,669	583,582
Boral Ltd.(a)	15,627	67,778
Caltex Australia Ltd.	11,842	331,526
Coca-Cola Amatil Ltd.	83,786	639,038
Cochlear Ltd.(a)	2,496	158,710
Computershare Ltd.	22,412	216,422
Crown Resorts Ltd.	42,526	441,627
Flight Centre Travel Group Ltd.(a)	7,400	197,540
Fortescue Metals Group Ltd.(a)	285,163	639,415
Harvey Norman Holdings Ltd.(a)	59,435	163,426
Incitec Pivot Ltd.(a)	66,411	173,368
Insurance Australia Group Ltd.(a)	250,967	1,283,618
Leighton Holdings Ltd.	27,547	507,219
Lend Lease Group	34,003	456,352
Navitas Ltd.(a)	9,725	40,429
Orica Ltd.(a)	31,705	491,673
Platinum Asset Management Ltd.	52,566	311,446
Ramsay Health Care Ltd.	10,214	477,278
REA Group Ltd.(a)	5,556	206,241
Santos Ltd.	35,622	240,498
Seek Ltd.	16,023	226,452
Sonic Healthcare Ltd.	24,113	365,058
Tatts Group Ltd.	157,144	444,952
Toll Holdings Ltd.(a)	64,908	312,862
TPG Telecom Ltd.	26,899	148,586
Treasury Wine Estates Ltd.	22,976	89,687
WorleyParsons Ltd.	14,716	121,392

Total Australia		11,902,041

Austria - 1.2%
Andritz AG	3,521	194,666
Oesterreichische Post AG	3,573	174,583
Raiffeisen Bank International AG	10,211	154,880
UNIQA Insurance Group AG	15,245	143,464
Verbund AG(a)	18,067	334,379
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,395	242,067
Voestalpine AG	8,144	323,183

Total Austria		1,567,222

Belgium - 2.5%
Ackermans & van Haaren N.V.	393	48,554
Ageas	15,265	544,999
Belgacom S.A.(a)	41,448	1,509,640
bpost S.A.	13,824	347,686
Colruyt S.A.	5,501	256,075
Delhaize Group S.A.	4,318	315,746
Elia System Operator S.A./N.V.	2,280	106,246
Umicore S.A.	4,908	197,796

Total Belgium		3,326,742

China - 2.7%
Beijing Enterprises Holdings Ltd.	21,200	166,213
China Everbright International Ltd.	44,000	65,477
China Merchants Holdings International Co., Ltd.(a)	103,197	347,324
China Resources Power Holdings Co., Ltd.	232,000	598,335
China South City Holdings Ltd.	200,000	91,298
CITIC Ltd.(a)	132,773	226,343
CSPC Pharmaceutical Group Ltd.	86,000	75,855
Fosun International Ltd.	177,900	233,075
Franshion Properties China Ltd.	633,242	181,280
Guangdong Investment Ltd.	252,208	328,478
Lenovo Group Ltd.(a)	298,453	392,557
Shanghai Industrial Holdings Ltd.	23,500	70,456
Sino-Ocean Land Holdings Ltd.	560,964	319,007
Sun Art Retail Group Ltd.(a)	413,000	410,611

Total China		3,506,309

Denmark - 1.5%
Carlsberg A/S Class B	2,141	166,583
Chr Hansen Holding A/S	2,886	128,642
DSV A/S	1,510	46,180
GN Store Nord A/S	1,927	42,212
H. Lundbeck A/S	4,978	99,337
Pandora A/S	4,203	344,573
TDC A/S	91,738	704,089
Tryg A/S	3,789	424,232

Total Denmark		1,955,848

Finland - 2.2%
Elisa Oyj	13,293	363,686
Kesko Oyj Class B	3,240	118,323
Metso Oyj	5,160	155,222
Neste Oil Oyj(a)	14,941	362,672
Nokian Renkaat Oyj(a)	8,562	210,214
Orion Oyj Class B	9,273	289,160
Stora Enso Oyj Class R	39,257	353,185
UPM-Kymmene Oyj(a)	41,842	689,593
Wartsila Oyj Abp	7,277	326,597

Total Finland		2,868,652

France - 6.8%
Accor S.A.	6,832	308,692
Aeroports de Paris	2,788	338,205
Arkema S.A.	2,265	150,934
AtoS	841	67,470
Cap Gemini S.A.	5,391	388,011
Edenred	10,156	282,100
Eiffage S.A.	4,631	236,030
Euler Hermes Group	4,172	432,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2014

Investments	Shares	Value
Eurazeo S.A.	1,237	$87,131
Eutelsat Communications S.A.	11,224	363,919
Groupe Eurotunnel S.A. Registered Shares	7,759	100,460
Havas S.A.	13,353	109,178
Imerys S.A.	3,248	239,784
Ingenico	529	55,869
Ipsen S.A.	3,148	163,797
JCDecaux S.A.	6,418	221,839
Klepierre	11,280	487,692
Lagardere SCA	5,590	146,106
Metropole Television S.A.	8,476	159,743
Neopost S.A.	2,538	144,787
Rallye S.A.	2,678	94,299
Remy Cointreau S.A.	1,541	103,229
Rexel S.A.	15,974	287,041
Rubis SCA	1,171	66,987
SCOR SE	13,223	403,133
SEB S.A.	1,483	110,488
Societe BIC S.A.	2,676	355,705
Societe Television Francaise 1	9,860	151,764
Suez Environnement Co.	30,854	538,929
Technip S.A.	3,623	216,636
Thales S.A.	7,144	388,964
Valeo S.A.	3,329	417,327
Vallourec S.A.(a)	3,862	106,316
Veolia Environnement S.A.	41,721	744,899
Vicat	1,370	98,803
Wendel S.A.	645	72,538
Zodiac Aerospace	10,350	349,545

Total France		8,990,689

Germany - 5.7%
Axel Springer SE(a)	6,055	366,929
Bilfinger SE(a)	2,491	139,725
Brenntag AG	3,052	171,765
Celesio AG	3,012	97,386
Deutsche Lufthansa AG Registered Shares	15,490	259,225
Deutsche Wohnen AG Bearer Shares	6,951	164,688
DMG MORI SEIKI AG Bearer Shares	1,740	49,479
Duerr AG	757	67,107
Fielmann AG	4,306	294,652
Fraport AG Frankfurt Airport Services Worldwide(a)	3,117	181,194
Freenet AG	10,450	299,624
GEA Group AG	6,798	301,069
Hannover Rueck SE	7,074	641,735
Hochtief AG	1,807	127,957
Hugo Boss AG	3,307	406,966
K+S AG Registered Shares(a)	1,793	49,717
LEG Immobilien AG*	1,710	128,269
MTU Aero Engines AG	1,222	106,702
ProSiebenSat.1 Media AG Registered Shares	11,933	502,929
Rhoen Klinikum AG	4,010	112,549
Software AG(a)	2,284	55,828
Stada Arzneimittel AG	1,638	50,047
Suedzucker AG(a)	22,208	321,533
Symrise AG	5,530	335,449
Talanx AG	13,590	415,555
Telefonica Deutschland Holding AG*	186,410	995,646
TUI AG*	28,020	450,448
United Internet AG Registered Shares	5,698	258,454
Wacker Chemie AG(a)	1,257	138,490

Total Germany		7,491,117

Hong Kong - 2.6%
Bank of East Asia Ltd.	114,922	463,105
Cathay Pacific Airways Ltd.	103,774	226,153
Hang Lung Group Ltd.	32,000	145,251
Hopewell Holdings Ltd.	37,162	135,856
Hysan Development Co., Ltd.	62,000	277,027
Melco International Development Ltd.(a)	19,000	41,896
New World Development Co., Ltd.	398,642	458,537
PCCW Ltd.	495,543	338,675
Sino Land Co., Ltd.	335,046	540,923
Techtronic Industries Co., Ltd.	24,500	78,983
Television Broadcasts Ltd.(a)	38,024	221,382
Wheelock & Co., Ltd.	100,000	466,805

Total Hong Kong		3,394,593

Ireland - 0.5%
DCC PLC	3,663	202,931
Dragon Oil PLC	19,147	156,992
Glanbia PLC	3,247	49,899
Paddy Power PLC	1,873	156,179
Smurfit Kappa Group PLC	7,107	160,817

Total Ireland		726,818

Israel - 1.1%
Azrieli Group	2,125	70,061
Bank Hapoalim BM	11,771	55,657
Bezeq Israeli Telecommunication Corp., Ltd.	425,213	759,416
Elbit Systems Ltd.	897	54,860
Israel Chemicals Ltd.	70,509	512,404
Osem Investments Ltd.	2,811	50,059

Total Israel		1,502,457

Italy - 2.9%
A2A SpA(a)	145,136	147,083
ACEA SpA	7,854	84,963
Azimut Holding SpA	5,469	119,318
Banca Generali SpA	4,840	134,996
Davide Campari-Milano SpA(a)	11,224	70,081
De’ Longhi(a)	8,010	145,097
GTECH SpA(a)	9,732	217,742
Hera SpA	92,729	218,242
Italcementi SpA	9,130	54,576
Mediolanum SpA(a)	40,551	259,574
Moncler SpA	3,499	47,082
Parmalat SpA	57,735	166,971
Pirelli & C. SpA	20,574	279,079
Prysmian SpA	7,023	128,748
Recordati SpA	5,974	92,891
Salvatore Ferragamo SpA	4,083	100,838

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2014

Investments	Shares	Value
Societa Iniziative Autostradali e Servizi SpA	18,036	$174,268
Telecom Italia SpA RSP	214,318	179,849
Terna Rete Elettrica Nazionale SpA	159,119	723,958
Tod’s SpA(a)	1,206	105,071
Unione di Banche Italiane SCpA	11,572	83,456
Unipol Gruppo Finanziario SpA	20,439	101,897
UnipolSai SpA	64,065	173,184

Total Italy		3,808,964

Japan - 22.2%
ABC-Mart, Inc.(a)	1,678	81,594
Aeon Co., Ltd.(a)	25,399	257,072
Air Water, Inc.	7,000	111,865
Aisin Seiki Co., Ltd.	10,124	367,739
Ajinomoto Co., Inc.	10,319	193,048
Alfresa Holdings Corp.	5,200	63,322
Amada Co., Ltd.(a)	12,400	107,251
ANA Holdings, Inc.	45,000	112,336
Aozora Bank Ltd.(a)	116,000	361,850
Asahi Glass Co., Ltd.(a)	34,141	167,722
Asahi Kasei Corp.	49,000	451,808
Asics Corp.(a)	2,830	68,334
Bandai Namco Holdings, Inc.	10,700	228,824
Bank of Yokohama Ltd. (The)	37,000	202,845
Benesse Holdings, Inc.(a)	2,700	80,733
Brother Industries Ltd.	8,300	152,577
Casio Computer Co., Ltd.(a)	5,200	80,714
Chiba Bank Ltd. (The)	28,000	185,429
Chugoku Bank Ltd. (The)	6,100	83,948
Chugoku Electric Power Co., Inc. (The)(a)	18,500	243,797
Citizen Holdings Co., Ltd.	8,000	62,321
Dai Nippon Printing Co., Ltd.	23,958	217,809
Daicel Corp.	8,000	94,616
Daihatsu Motor Co., Ltd.(a)	18,700	246,276
Daiichi Sankyo Co., Ltd.(a)	32,700	460,383
Daito Trust Construction Co., Ltd.	4,220	482,205
Daiwa House Industry Co., Ltd.(a)	21,000	401,626
Dentsu, Inc.	2,300	97,644
Dowa Holdings Co., Ltd.	10,000	80,487
Eisai Co., Ltd.(a)	14,400	561,131
Electric Power Development Co., Ltd.(a)	5,800	197,373
FamilyMart Co., Ltd.(a)	3,800	144,210
Fuji Electric Co., Ltd.	22,876	92,347
Fukuoka Financial Group, Inc.(a)	45,000	234,580
Hachijuni Bank Ltd. (The)	14,000	90,963
Hamamatsu Photonics K.K.	2,300	110,880
Hankyu Hanshin Holdings, Inc.	27,000	146,153
Hikari Tsushin, Inc.(a)	1,600	98,219
Hino Motors Ltd.(a)	22,200	296,815
Hiroshima Bank Ltd. (The)(a)	26,075	125,270
Hisamitsu Pharmaceutical Co., Inc.	3,100	97,994
Hitachi Construction Machinery Co., Ltd.	8,200	175,634
Hitachi High-Technologies Corp.	3,200	93,415
Hitachi Metals Ltd.	6,000	103,190
Hokuhoku Financial Group, Inc.	52,000	105,826
Hulic Co., Ltd.(a)	3,700	37,372
Ibiden Co., Ltd.	2,300	34,300
IHI Corp.(a)	37,553	193,254
Iida Group Holdings Co., Ltd.(a)	7,300	89,990
Isetan Mitsukoshi Holdings Ltd.(a)	5,834	73,281
Isuzu Motors Ltd.	22,000	271,846
Iyo Bank Ltd. (The)(a)	12,300	134,495
J. Front Retailing Co., Ltd.(a)	5,600	65,717
Japan Airlines Co., Ltd.	15,900	477,418
Japan Exchange Group, Inc.(a)	6,800	160,847
JFE Holdings, Inc.(a)	16,400	368,776
JGC Corp.(a)	7,000	145,494
Joyo Bank Ltd. (The)(a)	40,000	200,175
JSR Corp.(a)	7,100	122,938
JTEKT Corp.(a)	4,400	75,379
JX Holdings, Inc.(a)	99,600	390,275
Kajima Corp.(a)	31,953	132,988
Kansai Paint Co., Ltd.(a)	9,000	140,598
Kawasaki Heavy Industries Ltd.(a)	37,565	173,264
Keikyu Corp.(a)	13,000	97,043
Keio Corp.(a)	16,000	116,502
Kintetsu Corp.(a)	42,000	139,072
Kobe Steel Ltd.(a)	137,000	238,817
Koito Manufacturing Co., Ltd.(a)	4,000	123,608
Konami Corp.(a)	4,600	85,175
Konica Minolta, Inc.(a)	13,500	149,193
Kuraray Co., Ltd.(a)	16,200	186,193
Kyowa Hakko Kirin Co., Ltd.(a)	15,000	142,124
Lawson, Inc.(a)	4,100	249,293
LIXIL Group Corp.(a)	8,300	176,806
Makita Corp.	2,929	133,875
Marubeni Corp.	86,400	522,241
Marui Group Co., Ltd.(a)	8,881	81,036
Matsui Securities Co., Ltd.(a)	17,800	156,332
Medipal Holdings Corp.	6,200	72,655
MEIJI Holdings Co., Ltd.(a)	2,200	202,027
Miraca Holdings, Inc.(a)	1,700	73,873
Mitsubishi Chemical Holdings Corp.	54,900	269,475
Mitsubishi Gas Chemical Co., Inc.(a)	19,000	96,192
Mitsubishi Materials Corp.(a)	38,000	127,411
Mitsubishi Motors Corp.(a)	27,200	251,820
Mitsubishi Tanabe Pharma Corp.	20,000	295,258
Mitsui Chemicals, Inc.(a)	24,000	68,860
Mitsui OSK Lines Ltd.(a)	24,000	71,863
Nabtesco Corp.	3,100	75,991
NEC Corp.	41,608	122,504
Nexon Co., Ltd.	6,800	63,806
NGK Insulators Ltd.	8,000	166,412
NGK Spark Plug Co., Ltd.(a)	4,600	140,998
NH Foods Ltd.(a)	6,000	132,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2014

Investments	Shares	Value
Nikon Corp.(a)	11,434	$152,968
Nippon Express Co., Ltd.	34,000	174,119
Nippon Paint Holdings Co., Ltd.(a)	3,000	88,077
Nippon Yusen K.K.	38,000	108,395
Nissan Chemical Industries Ltd.(a)	4,300	78,902
Nisshin Seifun Group, Inc.(a)	7,100	69,286
Nissin Foods Holdings Co., Ltd.	3,900	187,689
Nitori Holdings Co., Ltd.	1,500	81,071
Nitto Denko Corp.(a)	5,405	305,334
Nomura Real Estate Holdings, Inc.	5,668	98,237
Nomura Research Institute Ltd.	6,890	212,915
NSK Ltd.	9,000	108,245
NTT Data Corp.(a)	5,200	195,821
NTT Urban Development Corp.	7,300	74,464
Obayashi Corp.(a)	25,000	163,268
Odakyu Electric Railway Co., Ltd.(a)	13,000	116,235
Oji Holdings Corp.	38,862	140,350
Omron Corp.	3,800	172,734
Oracle Corp.(a)	3,068	125,514
Osaka Gas Co., Ltd.	59,000	221,936
Otsuka Corp.(a)	2,400	76,467
Park24 Co., Ltd.(a)	4,000	59,152
Resona Holdings, Inc.	82,200	419,519
Ricoh Co., Ltd.(a)	27,260	279,432
Sankyo Co., Ltd.(a)	5,500	190,375
Santen Pharmaceutical Co., Ltd.	2,000	107,928
SBI Holdings, Inc.(a)	5,900	65,252
Sega Sammy Holdings, Inc.(a)	7,673	99,580
Seiko Epson Corp.(a)	4,364	185,268
Sekisui Chemical Co., Ltd.	16,000	194,170
Sekisui House Ltd.(a)	29,752	393,815
Seven Bank Ltd.(a)	22,400	94,910
Shimadzu Corp.	10,000	102,757
Shimamura Co., Ltd.(a)	1,100	95,417
Shimano, Inc.	700	91,372
Shimizu Corp.(a)	28,000	192,201
Shinsei Bank Ltd.(a)	25,806	45,415
Shionogi & Co., Ltd.	12,000	312,774
Shiseido Co., Ltd.(a)	6,200	87,548
Shizuoka Bank Ltd. (The)(a)	14,000	129,263
Showa Shell Sekiyu K.K.(a)	16,909	167,969
Sompo Japan Nipponkoa Holdings, Inc.	13,511	343,818
Sony Financial Holdings, Inc.(a)	9,609	142,819
Stanley Electric Co., Ltd.	2,400	52,446
Sumitomo Chemical Co., Ltd.	54,000	215,739
Sumitomo Dainippon Pharma Co., Ltd.(a)	10,590	103,431
Sumitomo Electric Industries Ltd.	16,612	209,633
Sumitomo Heavy Industries Ltd.(a)	17,500	95,313
Sumitomo Metal Mining Co., Ltd.	19,000	286,834
Sumitomo Rubber Industries Ltd.(a)	11,200	168,147
Sundrug Co., Ltd.(a)	1,400	57,625
Suntory Beverage & Food Ltd.	9,000	313,024
Suzuken Co., Ltd.	2,300	64,073
Sysmex Corp.(a)	1,800	80,921
T&D Holdings, Inc.	18,651	226,808
Taiheiyo Cement Corp.(a)	20,000	63,222
Taisei Corp.(a)	31,876	182,650
Taiyo Nippon Sanso Corp.(a)	7,000	77,826
Takashimaya Co., Ltd.	6,415	51,739
TDK Corp.(a)	2,300	137,354
Terumo Corp.(a)	7,300	167,864
THK Co., Ltd.	2,300	56,131
Tobu Railway Co., Ltd.(a)	24,000	103,691
Toho Co., Ltd.	4,400	100,445
Toho Gas Co., Ltd.(a)	14,000	69,127
Tokyo Electron Ltd.	2,294	176,429
Tokyu Corp.(a)	24,000	149,931
TonenGeneral Sekiyu K.K.(a)	24,104	206,873
Toppan Printing Co., Ltd.	23,000	150,974
Toray Industries, Inc.(a)	32,290	260,755
Tosoh Corp.	12,000	58,651
TOTO Ltd.	7,000	82,205
Toyo Seikan Group Holdings Ltd.(a)	5,300	66,838
Toyo Suisan Kaisha Ltd.(a)	3,600	117,102
Toyoda Gosei Co., Ltd.(a)	6,500	132,120
Toyota Tsusho Corp.(a)	9,200	216,620
Trend Micro, Inc.(a)	4,830	134,553
Unicharm Corp.(a)	5,300	128,726
USS Co., Ltd.	13,900	215,755
West Japan Railway Co.	6,776	322,820
Yamaguchi Financial Group, Inc.(a)	7,000	72,689
Yamaha Corp.	4,100	61,383
Yamaha Motor Co., Ltd.(a)	7,860	160,091
Yamato Holdings Co., Ltd.(a)	9,900	197,719
Yaskawa Electric Corp.(a)	4,218	54,601
Yokohama Rubber Co., Ltd. (The)(a)	14,000	129,030

Total Japan		29,269,742

Netherlands - 1.6%
Aalberts Industries N.V.	3,279	97,349
Boskalis Westminster N.V.	5,495	302,207
Delta Lloyd N.V.	19,598	431,249
Fugro N.V. CVA(a)	3,828	79,950
Gemalto N.V.(a)	789	64,855
Koninklijke Vopak N.V.(a)	3,657	190,658
Nutreco N.V.	2,821	151,852
Randstad Holding N.V.	7,229	350,423
Wolters Kluwer N.V.	13,743	421,563

Total Netherlands		2,090,106

New Zealand - 1.5%
Auckland International Airport Ltd.	126,564	418,442
Contact Energy Ltd.	50,898	253,808
Fletcher Building Ltd.	57,538	373,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2014

Investments	Shares	Value
Fonterra Co-operative Group Ltd.(a)	8,618	$40,482
Mighty River Power Ltd.	123,261	287,096
Spark New Zealand Ltd.	225,110	548,072

Total New Zealand		1,921,165

Norway - 2.6%
Akastor ASA(a)	14,611	42,093
Aker ASA Class A	5,587	122,581
Gjensidige Forsikring ASA	46,553	757,510
Marine Harvest ASA(a)	54,053	741,849
Norsk Hydro ASA	74,882	423,871
Orkla ASA	65,079	443,984
Schibsted ASA	2,092	132,174
SpareBank 1 SR-Bank ASA	9,003	63,042
TGS Nopec Geophysical Co. ASA(a)	5,945	128,216
Yara International ASA	11,790	524,905

Total Norway		3,380,225

Portugal - 0.6%
EDP Renovaveis S.A.(a)	7,465	48,815
Jeronimo Martins, SGPS, S.A.	22,678	228,725
NOS, SGPS	15,350	97,255
Portucel S.A.	48,373	180,577
Portugal Telecom, SGPS, S.A. Registered Shares(a)	37,231	38,924
Sonae, SGPS, S.A.	108,123	133,974

Total Portugal		728,270

Singapore - 4.4%
CapitaLand Ltd.	158,000	394,672
City Developments Ltd.	17,000	131,756
ComfortDelGro Corp., Ltd.	119,000	233,492
First Resources Ltd.	48,000	67,738
Frasers Centrepoint Ltd.	63,000	80,349
Great Eastern Holdings Ltd.	11,000	199,147
Hutchison Port Holdings Trust(a)	856,585	591,044
Jardine Cycle & Carriage Ltd.	15,000	482,228
Keppel Land Ltd.(a)	79,000	203,894
M1 Ltd.	63,000	171,632
Olam International Ltd.(a)	107,000	163,112
SATS Ltd.(a)	75,000	172,628
Sembcorp Industries Ltd.	92,000	308,958
Sembcorp Marine Ltd.(a)	81,751	201,123
SIA Engineering Co., Ltd.(a)	84,536	269,219
Singapore Airlines Ltd.	48,961	429,060
Singapore Exchange Ltd.	42,000	247,544
Singapore Post Ltd.	99,000	143,446
Singapore Press Holdings Ltd.(a)	135,148	429,381
Singapore Technologies Engineering Ltd.	153,000	392,574
StarHub Ltd.	129,594	405,868
United Industrial Corp., Ltd.	27,000	68,259

Total Singapore		5,787,124

Spain - 2.7%
Abengoa S.A. Class B(a)	23,315	51,685
Acerinox S.A.	7,509	113,624
Bankinter S.A.	13,652	110,698
Bolsas y Mercados Espanoles S.A.(a)	6,934	269,670
Distribuidora Internacional de Alimentacion S.A.	9,702	66,060
Ebro Foods S.A.(a)	9,989	165,715
Enagas S.A.	19,868	629,521
Indra Sistemas S.A.(a)	6,251	61,042
Mapfre S.A.	188,325	641,034
Obrascon Huarte Lain S.A.(a)	5,593	125,543
Prosegur Cia de Seguridad S.A.	17,155	97,980
Red Electrica Corp. S.A.(a)	8,898	788,254
Tecnicas Reunidas S.A.	3,459	151,894
Viscofan S.A.	2,548	135,861
Zardoya Otis S.A.(a)	15,814	176,049

Total Spain		3,584,630

Sweden - 4.7%
AAK AB	1,752	93,438
Alfa Laval AB(a)	12,096	229,149
Atlas Copco AB Class B	19,016	488,016
Axfood AB(a)	3,359	200,169
BillerudKorsnas AB	4,308	61,910
Boliden AB	12,014	192,605
Castellum AB	13,826	215,649
Electrolux AB Series B	15,466	452,032
Elekta AB Class B	12,016	122,336
Getinge AB Class B	7,343	166,779
Hexagon AB Class B	5,743	177,537
Husqvarna AB Class B	25,282	186,509
ICA Gruppen AB(a)	9,435	368,565
Intrum Justitia AB	2,120	62,829
Investment AB Latour Class B	10,047	260,921
JM AB	2,423	77,070
Lundbergforetagen AB Class B	5,578	240,984
Meda AB Class A(a)	9,792	140,721
Modern Times Group MTG AB Class B	4,454	141,558
NCC AB Class B	1,927	60,752
Saab AB Class B(a)	5,304	137,068
Securitas AB Class B	19,352	233,487
Skanska AB Class B	24,709	529,958
SKF AB Class B	17,522	369,096
Swedish Match AB	9,047	282,912
Tele2 AB Class B	16,467	199,731
Trelleborg AB Class B	8,024	135,301
Volvo AB Class A	26,238	286,236
Wallenstam AB Class B	5,976	99,012

Total Sweden		6,212,330

Switzerland - 3.5%
Actelion Ltd. Registered Shares*	2,579	299,259
Aryzta AG*	811	62,805
Baloise Holding AG Registered Shares	3,556	457,361
Clariant AG Registered Shares*	13,609	228,997
DKSH Holding AG(a)	1,070	81,840
EMS-Chemie Holding AG Registered Shares	725	294,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2014

Investments	Shares	Value
Galenica AG Registered Shares	163	$129,921
GAM Holding AG*	9,431	170,843
Geberit AG Registered Shares	984	335,114
Julius Baer Group Ltd.*	2,826	130,286
Lonza Group AG Registered Shares*	2,163	244,239
OC Oerlikon Corp. AG Registered Shares*	3,424	43,073
Panalpina Welttransport Holding AG Registered Shares	1,078	144,833
Partners Group Holding AG	1,683	490,342
Schindler Holding AG Participation Certificate	1,718	248,973
Schindler Holding AG Registered Shares	1,705	244,687
Sonova Holding AG Registered Shares	1,179	174,302
STMicroelectronics N.V.	48,668	364,828
Straumann Holding AG Registered Shares(a)	634	159,991
Sulzer AG Registered Shares	1,203	128,333
Swiss Life Holding AG Registered Shares*	620	147,505

Total Switzerland		4,582,121

United Kingdom - 17.3%
Aberdeen Asset Management PLC	78,557	529,402
Admiral Group PLC	14,253	293,801
Aggreko PLC	5,900	138,362
Amec Foster Wheeler PLC	14,784	196,633
Amlin PLC	35,255	262,873
Ashmore Group PLC(a)	46,547	203,220
Ashtead Group PLC	6,129	110,093
Babcock International Group PLC	10,947	180,591
Balfour Beatty PLC	57,930	191,494
Barratt Developments PLC	18,217	133,787
BBA Aviation PLC	12,646	70,986
Bellway PLC	3,948	119,363
Berendsen PLC	3,317	56,892
Berkeley Group Holdings PLC	12,822	495,819
Booker Group PLC	54,338	138,613
British Land Co. PLC (The)	48,936	592,878
Britvic PLC	6,849	72,032
Bunzl PLC	9,811	269,853
Burberry Group PLC	11,853	302,362
Capita PLC	25,624	431,905
Carillion PLC(a)	27,707	145,073
Carnival PLC	8,343	379,728
Close Brothers Group PLC	6,598	153,702
Cobham PLC	50,564	255,369
Croda International PLC	4,504	186,949
Daily Mail & General Trust PLC Class A Non-Voting Shares	22,333	287,113
Derwent London PLC	1,939	91,246
Direct Line Insurance Group PLC	93,405	424,254
Dixons Carphone PLC	8,664	62,467
Drax Group PLC(a)	21,350	153,334
DS Smith PLC	30,419	152,727
easyJet PLC	12,624	328,919
Essentra PLC	3,408	38,898
Evraz PLC	85,799	206,693
Fresnillo PLC(a)	9,461	113,001
G4S PLC	75,952	329,112
GKN PLC	59,214	317,613
Greene King PLC	6,932	80,525
Halma PLC	11,912	127,695
Hammerson PLC	30,147	284,391
Hargreaves Lansdown PLC	20,029	316,050
Hikma Pharmaceuticals PLC	2,622	80,908
Home Retail Group PLC	16,701	54,035
ICAP PLC	49,530	349,387
IG Group Holdings PLC	31,229	350,109
IMI PLC	11,889	234,134
Inchcape PLC	20,878	236,017
Inmarsat PLC	28,359	353,529
InterContinental Hotels Group PLC	6,870	277,978
Intertek Group PLC	3,077	111,981
Intu Properties PLC	61,205	318,749
Investec PLC	42,509	358,918
ITV PLC	108,018	362,455
J Sainsbury PLC(a)	164,002	630,861
Jardine Lloyd Thompson Group PLC	11,089	154,923
John Wood Group PLC	8,979	83,513
Johnson Matthey PLC	6,213	329,088
Jupiter Fund Management PLC	17,429	99,166
London Stock Exchange Group PLC	12,210	422,844
Man Group PLC	151,026	377,957
Marks & Spencer Group PLC	93,852	700,670
Meggitt PLC	25,431	205,801
Melrose Industries PLC	38,856	161,644
Millennium & Copthorne Hotels PLC	15,794	145,175
Mondi PLC	17,239	282,239
Pennon Group PLC	18,915	271,190
Persimmon PLC*	22,531	554,374
Premier Oil PLC	11,515	30,020
PZ Cussons PLC	13,407	63,969
Rentokil Initial PLC	49,163	92,985
Rexam PLC	30,899	218,637
Rightmove PLC	3,223	112,972
Rotork PLC	1,905	69,091
Sage Group PLC (The)	58,266	423,094
Schroders PLC	6,843	286,595
Segro PLC	58,062	335,244
Serco Group PLC(a)	23,254	58,268
Severn Trent PLC	14,698	459,732
Smiths Group PLC	15,412	263,862
Spectris PLC	2,843	93,181
Spirax-Sarco Engineering PLC	1,299	58,252
Stagecoach Group PLC	29,761	171,976
TalkTalk Telecom Group PLC(a)	46,684	221,361
Tate & Lyle PLC	28,192	265,069
Taylor Wimpey PLC	26,652	57,266
Travis Perkins PLC	5,983	173,239
Tullow Oil PLC	18,315	118,200
United Utilities Group PLC	47,894	684,057
Vedanta Resources PLC	8,737	78,265
Victrex PLC	2,034	66,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2014

Investments	Shares	Value
Weir Group PLC (The)	5,993	$172,968
Whitbread PLC	5,947	442,315
William Hill PLC	46,026	260,152
WM Morrison Supermarkets PLC(a)	257,483	739,527

Total United Kingdom		22,749,791

TOTAL COMMON STOCKS (Cost: $115,212,616)		131,346,956

RIGHTS - 0.0%

Italy - 0.0%
GTECH SpA, expiring 1/9/15* (Cost: $0)	10,148	0

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Australia Dividend Fund(b)	50	2,600
WisdomTree Japan Hedged Equity Fund(b)	57	2,806

TOTAL EXCHANGE-TRADED FUNDS (Cost: $5,623)		5,406

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 22.1%

United States - 22.1%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $29,150,848)(d)	29,150,848	29,150,848

TOTAL INVESTMENTS IN SECURITIES - 121.9% (Cost: $144,369,087)		160,503,210
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (21.9)%		(28,845,935)

NET ASSETS - 100.0%		$131,657,275

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $28,419,840 and the total market value of the collateral held by the Fund was $29,959,699. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $808,851.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 17.2%
Acrux Ltd.(a)	669,386	$703,913
Adelaide Brighton Ltd.	1,392,678	4,068,722
Ainsworth Game Technology Ltd.(a)	223,474	431,597
Altium Ltd.	202,716	544,128
Amalgamated Holdings Ltd.	242,558	2,127,892
Amcom Telecommunications Ltd.(a)	317,153	760,459
AP Eagers Ltd.	214,809	1,051,218
ARB Corp., Ltd.(a)	82,056	763,501
Arrium Ltd.	2,831,019	498,104
Atlas Iron Ltd.(a)	348,020	46,992
Austbrokers Holdings Ltd.	113,266	940,816
Austin Engineering Ltd.(a)	553,628	339,796
Australian Pharmaceutical Industries Ltd.	1,855,480	1,305,852
Automotive Holdings Group Ltd.(a)	625,450	1,950,099
BC Iron Ltd.(a)	305,020	132,295
Beach Energy Ltd.	880,161	752,692
Bradken Ltd.(a)	575,939	2,229,342
Breville Group Ltd.(a)	170,101	899,246
Brickworks Ltd.	191,180	1,894,636
BT Investment Management Ltd.	517,431	2,841,280
Cabcharge Australia Ltd.(a)	462,306	1,728,960
Cardno Ltd.(a)	372,594	1,042,800
carsales.com Ltd.(a)	272,483	2,323,519
Cash Converters International Ltd.(a)	695,592	572,084
Cedar Woods Properties Ltd.	326,494	1,603,118
Chandler Macleod Group Ltd.	2,366,586	619,743
Collins Foods Ltd.	295,296	541,308
Corporate Travel Management Ltd.	89,835	716,786
CSG Ltd.(a)	840,262	818,278
CSR Ltd.	420,076	1,340,700
Domino’s Pizza Enterprises Ltd.(a)	69,267	1,428,453
Downer EDI Ltd.	794,666	3,069,486
DuluxGroup Ltd.	597,396	2,835,498
Echo Entertainment Group Ltd.	808,783	2,508,478
Fairfax Media Ltd.	3,557,220	2,547,170
G8 Education Ltd.	411,878	1,405,542
Goodman Fielder Ltd.	3,288,419	1,722,290
GrainCorp Ltd. Class A	488,946	3,301,064
Greencross Ltd.(a)	22,408	146,517
GUD Holdings Ltd.(a)	341,445	2,023,012
Hills Ltd.	447,355	431,990
iiNET Ltd.	187,435	1,207,159
Invocare Ltd.(a)	165,303	1,636,836
IOOF Holdings Ltd.(a)	690,503	5,029,151
Iress Ltd.	307,185	2,692,332
JB Hi-Fi Ltd.(a)	165,417	2,137,477
M2 Group Ltd.(a)	226,312	1,505,696
Macquarie Atlas Roads Group(a)	265,429	695,084
Magellan Financial Group Ltd.(a)	163,297	2,204,963
McMillan Shakespeare Ltd.(a)	145,613	1,253,588
Metcash Ltd.(a)	3,443,713	5,227,692
Mineral Resources Ltd.(a)	514,572	3,191,938
MMA Offshore Ltd.	615,588	624,670
MMG Ltd.(a)	6,484,000	2,006,693
Monadelphous Group Ltd.(a)	343,753	2,641,503
Mortgage Choice Ltd.	304,723	610,957
Mount Gibson Iron Ltd.	287,067	57,556
Myer Holdings Ltd.(a)	2,148,982	2,462,067
MyState Ltd.	245,966	956,110
NIB Holdings Ltd.	951,621	2,445,303
Northern Star Resources Ltd.	800,399	975,960
NRW Holdings Ltd.	1,172,936	345,554
Nufarm Ltd.	254,059	985,490
OrotonGroup Ltd.	317,182	986,350
OZ Minerals Ltd.	446,853	1,272,574
Pacific Brands Ltd.(a)	2,685,920	1,186,932
PanAust Ltd.	433,974	502,527
Perpetual Ltd.	66,039	2,502,192
Premier Investments Ltd.	270,696	2,182,012
Primary Health Care Ltd.	991,584	3,821,990
Prime Media Group Ltd.	1,776,959	1,323,299
Programmed Maintenance Services Ltd.	360,557	758,309
Qube Holdings Ltd.	798,583	1,588,055
RCR Tomlinson Ltd.	269,769	485,684
Reckon Ltd.(a)	425,396	645,768
Regis Resources Ltd.(a)	2,031,272	3,208,223
Reject Shop Ltd. (The)(a)	103,027	518,520
Retail Food Group Ltd.	310,945	1,465,700
Royal Wolf Holdings Ltd.	154,778	348,955
SAI Global Ltd.	305,176	998,963
Seven Group Holdings Ltd.(a)	623,762	2,970,852
Seven West Media Ltd.	2,956,743	3,266,528
Sigma Pharmaceuticals Ltd.	2,970,845	1,799,081
Skilled Group Ltd.	522,647	637,285
Slater & Gordon Ltd.	166,484	871,950
Southern Cross Media Group Ltd.(a)	2,740,884	2,523,378
STW Communications Group Ltd.	1,352,276	1,078,969
Sunland Group Ltd.	372,589	487,853
Super Retail Group Ltd.(a)	427,563	2,501,758
Tabcorp Holdings Ltd.(a)	1,389,510	4,718,988
Tassal Group Ltd.	182,577	584,200
Treasury Group Ltd.(a)	81,198	804,025
UXC Ltd.	598,805	362,624
Village Roadshow Ltd.	241,141	1,189,947
Virtus Health Ltd.	88,184	566,498

Total Australia		146,063,144

Austria - 0.9%
ams AG	38,906	1,419,356
Austria Technologie & Systemtechnik AG	43,159	467,514
CAT Oil AG(a)	31,027	553,777
EVN AG	126,002	1,524,688
Lenzing AG(a)	25,221	1,609,555
POLYTEC Holding AG	54,583	412,801
RHI AG(a)	31,263	711,389
S IMMO AG*	92,781	692,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2014

Investments	Shares	Value
Wienerberger AG(a)	30,532	$422,838

Total Austria		7,814,622

Belgium - 1.6%
Arseus N.V.(a)	19,238	808,245
Barco N.V.(a)	11,018	776,475
Cie Maritime Belge S.A.(a)	12,804	237,283
Cofinimmo S.A.	32,780	3,806,693
D’ieteren S.A./N.V.	42,670	1,512,584
EVS Broadcast Equipment S.A.	27,946	1,010,593
Exmar N.V.	122,021	1,521,549
Melexis N.V.	36,846	1,671,957
N.V. Bekaert S.A.	62,676	1,998,034
Recticel S.A.	58,692	365,612

Total Belgium		13,709,025

China - 2.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(a)	398,692	554,221
BYD Electronic International Co., Ltd.	546,782	528,813
China Overseas Grand Oceans Group Ltd.(a)	1,452,000	737,716
CITIC Telecom International Holdings Ltd.	3,253,822	1,220,994
Dah Chong Hong Holdings Ltd.(a)	3,182,000	1,719,257
Goldpac Group Ltd.	233,922	161,381
Poly Property Group Co., Ltd.(a)	8,825,129	3,630,265
Shenzhen Investment Ltd.(a)	12,746,000	3,665,265
Shougang Fushan Resources Group Ltd.	8,340,000	1,817,521
SinoMedia Holding Ltd.(a)	956,904	537,999
Yuexiu Property Co., Ltd.(a)	20,298,000	3,900,013

Total China		18,473,445

Denmark - 0.6%
DFDS A/S	13,908	1,335,711
NKT Holding A/S	23,268	1,253,438
Schouw & Co.	20,124	948,358
SimCorp A/S	28,452	751,322
Spar Nord Bank A/S	45,314	427,091

Total Denmark		4,715,920

Finland - 2.5%
Amer Sports Oyj	103,015	2,001,932
Caverion Corp.	98,050	788,992
Citycon Oyj	311,700	973,105
F-Secure Oyj	178,574	486,188
Kemira Oyj	239,525	2,865,042
Konecranes Oyj	96,163	2,771,744
Lassila & Tikanoja Oyj	59,657	1,092,926
Metsa Board Oyj	209,314	1,132,164
PKC Group Oyj	32,487	691,086
Raisio Oyj Class V	99,158	503,942
Ramirent Oyj	179,735	1,402,800
Stockmann Oyj Abp Class B	59,718	459,585
Technopolis Oyj	161,664	723,800
Tieto Oyj	105,473	2,745,270
Tikkurila Oyj	51,621	905,103
Uponor Oyj(a)	58,676	815,800
YIT Oyj(a)	116,532	602,111

Total Finland		20,961,590

France - 1.4%
Albioma S.A.	39,274	783,663
Alten S.A.	25,828	1,104,800
Altran Technologies S.A.	95,008	902,701
Bourbon S.A.(a)	95,769	2,224,997
Derichebourg S.A.	142,190	438,745
IPSOS	38,230	1,097,061
Lectra	44,857	496,112
Nexity S.A.	107,116	4,067,990
Saft Groupe S.A.	31,021	944,055

Total France		12,060,124

Germany - 2.8%
Aurelius AG	47,485	1,809,104
Aurubis AG(a)	35,722	2,011,927
BayWa AG(a)	18,062	669,119
Bechtle AG	16,833	1,343,932
CompuGroup Medical AG	36,050	868,084
Drillisch AG(a)	125,942	4,507,878
Gerresheimer AG	18,432	1,002,549
Gerry Weber International AG(a)	26,535	1,096,511
Hamburger Hafen und Logistik AG(a)	65,845	1,374,407
Indus Holding AG	24,371	1,123,869
Jenoptik AG	33,651	422,056
MLP AG	181,144	813,207
NORMA Group SE	19,648	942,443
Sixt SE	38,506	1,509,652
Takkt AG	53,180	875,810
Vossloh AG(a)	6,404	414,580
Wacker Neuson SE	49,647	1,018,578
Wincor Nixdorf AG	32,710	1,591,542

Total Germany		23,395,248

Hong Kong - 2.0%
China Power International Development Ltd.(a)	14,933,814	7,568,153
Dah Sing Banking Group Ltd.	1,518,800	2,436,394
Dah Sing Financial Holdings Ltd.	356,229	2,078,617
Emperor Watch & Jewellery Ltd.	3,870,000	192,132
Kowloon Development Co., Ltd.	1,726,000	2,020,939
Lippo China Resources Ltd.	6,280,000	222,699
Liu Chong Hing Investment Ltd.	480,000	606,588
Tradelink Electronic Commerce Ltd.	766,000	170,884
Vitasoy International Holdings Ltd.	731,364	1,058,164
Welling Holding Ltd.	3,037,518	603,207

Total Hong Kong		16,957,777

Ireland - 0.9%
C&C Group PLC	334,806	1,466,578
FBD Holdings PLC	27,280	377,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2014

Investments	Shares	Value
Grafton Group PLC	135,163	$1,344,604
Greencore Group PLC	415,338	1,853,476
Irish Continental Group PLC	277,042	1,089,513
Origin Enterprises PLC	87,405	893,709
UDG Healthcare PLC	174,092	1,039,122

Total Ireland		8,064,308

Israel - 2.9%
B Communications Ltd.	44,202	796,589
Delek Automotive Systems Ltd.	307,460	2,749,517
First International Bank of Israel Ltd.	174,855	2,242,163
Fox Wizel Ltd.	22,712	539,107
Gazit-Globe Ltd.	244,401	2,900,317
Harel Insurance Investments & Financial Services Ltd.	551,068	2,509,328
Ituran Location and Control Ltd.	43,373	957,752
Jerusalem Economy Ltd.	115,895	332,962
Magic Software Enterprises Ltd.	69,632	417,636
Matrix IT Ltd.	166,000	749,494
Migdal Insurance & Financial Holding Ltd.	2,386,741	2,857,502
NICE-Systems Ltd.	35,332	1,789,548
Ormat Industries	75,539	521,199
Phoenix Holdings Ltd. (The)	571,927	1,519,671
Shikun & Binui Ltd.	955,871	2,024,021
Shufersal Ltd.	453,109	968,640
Strauss Group Ltd.	70,219	1,057,404

Total Israel		24,932,850

Italy - 2.4%
Ansaldo STS SpA	15,699	158,242
Astaldi SpA(a)	98,380	569,034
ASTM SpA	65,104	753,128
Banca IFIS SpA	79,969	1,324,733
Cairo Communication SpA	207,325	1,217,741
Danieli & C. Officine Meccaniche SpA	29,426	732,791
Datalogic SpA	50,744	546,485
DiaSorin SpA	35,061	1,414,044
ERG SpA	224,270	2,511,603
Falck Renewables SpA	299,893	337,302
Immobiliare Grande Distribuzione SIIQ SpA(a)	2,410,921	1,881,681
Industria Macchine Automatiche SpA	51,121	2,245,481
Interpump Group SpA	82,063	1,156,849
Iren SpA	1,702,437	1,865,361
MARR SpA(a)	118,497	2,110,661
Societa Cattolica di Assicurazioni SCRL	62,819	435,181
Trevi Finanziaria Industriale SpA(a)	41,784	143,087
Vittoria Assicurazioni SpA	62,758	653,087
Zignago Vetro SpA	114,356	701,569

Total Italy		20,758,060

Japan - 28.3%
77 Bank Ltd. (The)	261,000	1,386,688
Accordia Golf Co., Ltd.	116,600	1,057,127
Achilles Corp.	249,000	309,446
ADEKA Corp.	77,100	920,866
Advantest Corp.(a)	68,800	867,065
Aeon Delight Co., Ltd.	35,000	823,220
Ai Holdings Corp.	35,200	627,109
Aica Kogyo Co., Ltd.	33,300	694,635
Aichi Steel Corp.(a)	267,940	949,785
Aida Engineering Ltd.	55,200	503,220
Airport Facilities Co., Ltd.(a)	83,600	505,526
Akebono Brake Industry Co., Ltd.(a)	95,200	336,668
Akita Bank Ltd. (The)(a)	231,000	641,586
Amano Corp.	64,400	668,735
Anritsu Corp.(a)	69,565	487,962
Aoyama Trading Co., Ltd.	54,800	1,208,484
Arcs Co., Ltd.(a)	30,200	626,443
Ariake Japan Co., Ltd.	23,900	586,262
Asahi Diamond Industrial Co., Ltd.(a)	52,900	560,349
Asatsu-DK, Inc.(a)	65,800	1,595,950
Ashikaga Holdings Co., Ltd.	34,400	139,729
ASKUL Corp.(a)	19,088	342,452
Autobacs Seven Co., Ltd.(a)	71,800	1,025,843
Avex Group Holdings, Inc.(a)	43,200	712,704
Azbil Corp.(a)	57,600	1,340,373
Bank of Iwate Ltd. (The)	13,400	581,175
Bank of Nagoya Ltd. (The)	183,000	685,325
Bank of Saga Ltd. (The)	411,764	944,452
Bank of the Ryukyus Ltd.(a)	50,400	716,307
Belc Co., Ltd.	13,600	414,596
Belluna Co., Ltd.(a)	120,800	508,812
Broadleaf Co., Ltd.	20,800	294,231
Calsonic Kansei Corp.(a)	189,000	1,065,632
Cawachi Ltd.(a)	37,300	555,323
Central Glass Co., Ltd.	206,000	752,558
Chiyoda Co., Ltd.(a)	28,900	571,757
Cosmo Oil Co., Ltd.	300,000	427,874
Dai-Dan Co., Ltd.	57,258	348,147
Daibiru Corp.	62,600	593,132
Daido Steel Co., Ltd.(a)	191,000	728,029
Daifuku Co., Ltd.	46,900	530,434
Daiichi Jitsugyo Co., Ltd.	52,442	264,627
Daiichikosho Co., Ltd.	25,400	690,638
Daiken Corp.(a)	220,000	489,929
Daikoku Denki Co., Ltd.(a)	35,100	525,205
Daikyo, Inc.	300,000	467,909
Daio Paper Corp.	48,000	395,946
Daisan Bank Ltd. (The)	309,000	518,028
Daishi Bank Ltd. (The)	261,000	872,939
Daiwabo Holdings Co., Ltd.	529,000	926,561
DCM Holdings Co., Ltd.	125,600	808,734
Dena Co., Ltd.(a)	118,800	1,432,794
Denki Kagaku Kogyo K.K.	369,000	1,366,496
DIC Corp.(a)	528,000	1,281,521
Doshisha Co., Ltd.	30,000	427,124
Doutor Nichires Holdings Co., Ltd.	37,600	543,482
Dunlop Sports Co., Ltd.(a)	49,749	553,527
Duskin Co., Ltd.(a)	45,800	677,670
Dynam Japan Holdings Co., Ltd.(a)	729,451	1,435,414
Earth Chemical Co., Ltd.	24,200	810,401
EDION Corp.(a)	105,200	744,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2014

Investments	Shares	Value
Ehime Bank Ltd. (The)(a)	358,000	$758,430
Eighteenth Bank Ltd. (The)	337,000	950,048
Endo Lighting Corp.(a)	31,100	341,881
Exedy Corp.	35,400	860,088
Ezaki Glico Co., Ltd.(a)	23,699	840,075
FCC Co., Ltd.(a)	55,951	976,733
Foster Electric Co., Ltd.(a)	45,185	801,229
Fudo Tetra Corp.	123,600	255,664
Fuji Corp., Ltd.(a)	126,500	733,287
Fuji Seal International, Inc.	9,800	288,944
Fuji Soft, Inc.(a)	14,000	287,368
Fujibo Holdings, Inc.	99,000	280,746
Fujikura Ltd.	141,000	588,014
Fujimi, Inc.	47,441	697,598
Fujitec Co., Ltd.	38,700	415,098
Fujitsu General Ltd.(a)	42,000	408,107
Fukui Bank Ltd. (The)	242,000	542,958
Fukuyama Transporting Co., Ltd.(a)	136,000	738,446
Funai Soken Holdings, Inc.	75,600	623,616
Furukawa Co., Ltd.	296,000	515,985
Furukawa Electric Co., Ltd.(a)	343,000	575,028
Geo Holdings Corp.(a)	94,100	757,384
Glory Ltd.	32,400	883,673
GMO Internet, Inc.(a)	60,624	519,800
Gree, Inc.(a)	133,500	806,155
GS Yuasa Corp.(a)	156,000	670,086
Gulliver International Co., Ltd.(a)	51,940	360,433
H2O Retailing Corp.(a)	9,500	152,371
Hakuto Co., Ltd.	68,694	683,531
Hanwa Co., Ltd.	230,000	819,133
Haseko Corp.	37,900	308,523
Hazama Ando Corp.	37,600	244,300
Heiwa Corp.	74,500	1,493,169
Heiwa Real Estate Co., Ltd.	41,200	631,599
Heiwado Co., Ltd.	55,900	1,086,342
Higashi-Nippon Bank Ltd. (The)	318,000	893,832
Hitachi Koki Co., Ltd.(a)	113,600	877,381
Hitachi Kokusai Electric, Inc.	57,000	807,732
Hitachi Transport System Ltd.	48,400	597,860
Hogy Medical Co., Ltd.(a)	15,600	715,626
Hokuetsu Bank Ltd. (The)(a)	345,000	630,176
Hokuetsu Kishu Paper Co., Ltd.(a)	158,000	677,359
Horiba Ltd.(a)	20,900	699,892
Hyakujushi Bank Ltd. (The)	246,000	812,511
Ichiyoshi Securities Co., Ltd.(a)	66,897	730,374
Idec Corp.	54,600	469,971
Iino Kaiun Kaisha Ltd.	81,175	457,686
Inaba Denki Sangyo Co., Ltd.	30,300	986,876
Inabata & Co., Ltd.	65,700	598,942
Iseki & Co., Ltd.(a)	249,000	475,591
IT Holdings Corp.	40,400	612,933
Ito En Ltd.(a)	47,700	864,922
Itochu Enex Co., Ltd.	141,700	1,008,133
Itochu Techno-Solutions Corp.	44,400	1,581,284
Itoham Foods, Inc.(a)	110,000	580,758
Iwatani Corp.(a)	140,000	931,815
Izumi Co., Ltd.(a)	24,400	864,923
J-Oil Mills, Inc.	205,000	668,543
Japan Aviation Electronics Industry Ltd.	20,000	444,055
Japan Pulp & Paper Co., Ltd.	220,000	607,365
Japan Steel Works Ltd. (The)(a)	263,000	938,855
Japan Vilene Co., Ltd.	81,000	416,164
Japan Wool Textile Co., Ltd. (The)	92,000	607,732
Jowa Holdings Co., Ltd.(a)	24,800	741,549
Juroku Bank Ltd. (The)	259,000	924,576
K’s Holdings Corp.(a)	29,200	772,042
kabu.com Securities Co., Ltd.	221,500	1,101,080
Kaga Electronics Co., Ltd.(a)	52,200	658,731
Kagome Co., Ltd.(a)	34,800	530,584
Kagoshima Bank Ltd. (The)(a)	125,000	791,317
Kaken Pharmaceutical Co., Ltd.	60,000	1,169,523
Kamigumi Co., Ltd.	95,000	852,579
Kandenko Co., Ltd.	143,000	825,355
Kanematsu Corp.	215,000	310,230
Kansai Urban Banking Corp.	70,700	738,283
Kato Sangyo Co., Ltd.	30,700	584,067
Kato Works Co., Ltd.	47,000	385,738
Kawasaki Kisen Kaisha Ltd.(a)	597,000	1,618,291
Keihin Corp.	49,000	733,600
Kewpie Corp.(a)	58,800	1,103,956
Kitz Corp.	85,100	350,635
Kiyo Bank Ltd. (The)	75,991	972,903
Koa Corp.	34,600	329,276
Koei Tecmo Holdings Co., Ltd.	60,800	903,164
Kokuyo Co., Ltd.	96,000	722,232
Komeri Co., Ltd.	25,400	555,688
Konaka Co., Ltd.	28,800	150,372
Kose Corp.	28,300	1,115,288
Kurabo Industries Ltd.	316,000	492,865
Kureha Corp.(a)	177,000	748,480
KYB Co., Ltd.	182,000	784,803
Kyodo Printing Co., Ltd.	71,000	226,807
Kyokuto Securities Co., Ltd.	70,800	1,137,926
KYORIN Holdings, Inc.	65,300	1,218,367
Kyoritsu Printing Co., Ltd.	194,500	472,076
Kyowa Exeo Corp.	64,700	696,674
Lintec Corp.	50,430	1,126,836
Lion Corp.(a)	211,000	1,108,720
Maeda Corp.(a)	54,000	444,539
Maeda Road Construction Co., Ltd.	42,000	627,749
Makino Milling Machine Co., Ltd.	61,000	458,409
Mandom Corp.	15,330	506,333
Mars Engineering Corp.	39,800	684,828
Matsumotokiyoshi Holdings Co., Ltd.	29,100	839,785
Meidensha Corp.(a)	90,000	287,502
Meitec Corp.	36,800	1,098,828
Melco Holdings, Inc.(a)	21,200	316,864
Mie Bank Ltd. (The)	367,056	838,845
Minato Bank Ltd. (The)	364,787	648,064
MISUMI Group, Inc.	31,764	1,057,078
Mitsubishi Steel Manufacturing Co., Ltd.	202,553	418,976
Mitsui Engineering & Shipbuilding Co., Ltd.	348,000	618,241
Mitsui Matsushima Co., Ltd.	129,000	136,645

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2014

Investments	Shares	Value
Mitsui Mining & Smelting Co., Ltd.	253,000	$618,283
Mitsuuroko Group Holdings Co., Ltd.	84,381	390,604
Miura Co., Ltd.(a)	76,500	780,345
Miyazaki Bank Ltd. (The)	198,000	622,595
Mizuno Corp.(a)	60,000	294,758
Mochida Pharmaceutical Co., Ltd.	13,400	729,822
Modec, Inc.(a)	32,059	544,945
Monex Group, Inc.(a)	229,638	553,529
Morinaga Milk Industry Co., Ltd.	453,000	1,571,775
MOS Food Services, Inc.(a)	12,200	226,305
Musashi Seimitsu Industry Co., Ltd.(a)	21,800	418,199
Musashino Bank Ltd. (The)	24,700	831,265
Nachi-Fujikoshi Corp.	55,000	342,216
Nagaileben Co., Ltd.	30,700	500,848
Nagase & Co., Ltd.(a)	70,500	850,857
Nagatanien Co., Ltd.	9,000	81,972
Nakanishi, Inc.	6,000	255,724
Nanto Bank Ltd. (The)	193,000	669,653
NEC Networks & System Integration Corp.	30,600	638,313
NET One Systems Co., Ltd.(a)	45,800	271,985
Neturen Co., Ltd.	103,500	699,237
NHK Spring Co., Ltd.	149,648	1,318,056
Nichias Corp.	83,000	476,976
Nichicon Corp.	75,102	593,825
Nichiha Corp.	55,800	554,300
Nichii Gakkan Co.(a)	82,100	654,636
Nichirei Corp.	222,000	1,012,836
Nifco, Inc.	31,800	1,039,710
Nihon Kohden Corp.	22,500	1,122,232
Nihon Parkerizing Co., Ltd.	20,700	477,208
Nihon Unisys Ltd.	52,200	468,905
Nikkiso Co., Ltd.	54,355	507,758
Nippo Corp.	32,000	527,395
Nippon Coke & Engineering Co., Ltd.	268,600	253,153
Nippon Flour Mills Co., Ltd.	155,194	692,513
Nippon Kayaku Co., Ltd.	87,000	1,094,257
Nippon Konpo Unyu Soko Co., Ltd.	50,800	751,227
Nippon Paper Industries Co., Ltd.(a)	58,800	851,385
Nippon Road Co., Ltd. (The)	112,000	557,688
Nippon Sharyo Ltd.(a)	122,000	361,233
Nippon Shinyaku Co., Ltd.(a)	20,000	648,901
Nippon Soda Co., Ltd.	95,000	527,712
Nippon Steel & Sumikin Bussan Corp.(a)	146,736	510,354
Nippon Synthetic Chemical Industry Co., Ltd. (The)(a)	102,157	610,923
Nippon Valqua Industries Ltd.	265,000	713,916
Nipro Corp.(a)	142,391	1,238,699
Nishi-Nippon City Bank Ltd. (The)	553,000	1,614,329
Nishi-Nippon Railroad Co., Ltd.	206,000	847,058
Nishimatsu Construction Co., Ltd.	202,000	837,349
Nisshinbo Holdings, Inc.	66,000	688,653
Nissin Kogyo Co., Ltd.(a)	44,800	627,376
Nitta Corp.	18,700	427,357
Nitto Boseki Co., Ltd.	92,000	333,792
Nitto Kogyo Corp.	27,400	537,967
NOF Corp.	81,000	516,152
Noritz Corp.(a)	38,100	627,612
North Pacific Bank Ltd.	139,900	546,088
NS Solutions Corp.	34,700	939,168
NS United Kaiun Kaisha Ltd.	231,473	666,068
Oita Bank Ltd. (The)(a)	138,000	492,631
Okamura Corp.	45,200	320,447
Oki Electric Industry Co., Ltd.(a)	263,000	508,912
OKUMA Corp.(a)	72,000	574,703
Okumura Corp.(a)	157,000	717,595
OSG Corp.(a)	48,400	788,804
Pal Co., Ltd.	25,900	715,034
Paltac Corp.	61,676	716,583
PanaHome Corp.(a)	134,000	862,822
Pasco Corp.	98,062	278,086
Pigeon Corp.	20,000	1,177,697
Plenus Co., Ltd.	43,300	776,832
Pola Orbis Holdings, Inc.(a)	22,417	907,749
Relo Holdings, Inc.	10,199	736,672
Rengo Co., Ltd.(a)	80,000	331,623
Resorttrust, Inc.(a)	56,200	1,242,639
Riken Corp.	153,728	585,960
Riken Technos Corp.	49,000	181,867
Riso Kagaku Corp.(a)	38,440	623,273
Round One Corp.(a)	86,959	510,606
Royal Holdings Co., Ltd.(a)	20,400	285,510
Ryobi Ltd.	166,000	452,746
Ryoden Trading Co., Ltd.	52,000	353,910
Ryosan Co., Ltd.	23,286	512,158
Saizeriya Co., Ltd.	43,400	573,744
San-Ai Oil Co., Ltd.	80,000	539,138
San-In Godo Bank Ltd. (The)	118,000	894,633
Sanden Corp.	84,000	454,698
Sankyo Seiko Co., Ltd.	118,800	469,671
Sankyu, Inc.	379,000	1,555,261
Sanrio Co., Ltd.(a)	75,200	1,881,646
Sanwa Holdings Corp.	163,500	1,150,957
Sanyo Chemical Industries Ltd.(a)	90,000	654,573
Sapporo Holdings Ltd.	274,000	1,170,090
Sato Holdings Corp.	25,900	594,061
SCREEN Holdings Co., Ltd.(a)	62,000	369,740
Seika Corp.	108,000	246,816
Seino Holdings Co., Ltd.	52,000	528,262
Senko Co., Ltd.(a)	162,000	820,168
Shiga Bank Ltd. (The)	110,000	591,768
Shinko Electric Industries Co., Ltd.(a)	84,300	580,070
Shinmaywa Industries Ltd.(a)	24,000	228,800
Shizuoka Gas Co., Ltd.	38,400	242,132
Showa Denko K.K.(a)	967,000	1,201,743
SKY Perfect JSAT Holdings, Inc.	208,800	1,245,190
Sojitz Corp.(a)	859,400	1,211,382
Sotetsu Holdings, Inc.(a)	319,000	1,325,009
Square Enix Holdings Co., Ltd.(a)	65,200	1,363,873
St. Marc Holdings Co., Ltd.	8,200	474,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2014

Investments	Shares	Value
Star Micronics Co., Ltd.	48,900	$628,100
Starzen Co., Ltd.	210,000	737,395
Studio Alice Co., Ltd.	20,700	284,011
Sumitomo Bakelite Co., Ltd.(a)	225,000	883,898
Sumitomo Forestry Co., Ltd.	89,200	880,877
Sumitomo Osaka Cement Co., Ltd.(a)	288,000	828,725
Sumitomo Warehouse Co., Ltd. (The)	156,295	847,339
Tadano Ltd.	35,000	438,467
Taiyo Holdings Co., Ltd.	31,559	1,131,855
Takagi Securities Co., Ltd.(a)	58,000	127,228
Takara Holdings, Inc.	96,000	627,749
Takara Standard Co., Ltd.	84,000	611,635
Takasago Thermal Engineering Co., Ltd.	91,100	1,175,459
Tama Home Co., Ltd.(a)	75,200	370,057
Tamron Co., Ltd.	16,400	326,783
Teijin Ltd.(a)	519,765	1,391,589
Temp Holdings Co., Ltd.(a)	8,700	276,104
TOA Corp.(a)	33,700	346,852
Toagosei Co., Ltd.(a)	226,000	904,792
TOC Co., Ltd.	81,720	463,486
Tochigi Bank Ltd. (The)	115,000	514,116
Toda Corp.	148,000	590,050
Toei Co., Ltd.	67,000	385,587
Toho Bank Ltd. (The)	229,000	775,462
Toho Holdings Co., Ltd.(a)	35,400	518,178
Toho Zinc Co., Ltd.	125,000	419,117
Tokai Carbon Co., Ltd.(a)	217,000	642,521
Tokai Rika Co., Ltd.	67,087	1,425,169
Tokyo Dome Corp.	96,000	425,973
Tokyo Seimitsu Co., Ltd.	22,000	447,542
Tokyo TY Financial Group, Inc.*	30,900	862,092
Tokyotokeiba Co., Ltd.(a)	132,000	329,188
TOMONY Holdings, Inc.	146,090	633,611
Toppan Forms Co., Ltd.(a)	87,900	890,034
Toshiba Machine Co., Ltd.	129,000	517,528
Toshiba Plant Systems & Services Corp.	34,600	540,233
Toshiba TEC Corp.	86,000	596,789
Towa Bank Ltd. (The)	513,000	436,432
Toyo Ink SC Holdings Co., Ltd.	237,000	1,176,154
Toyo Kohan Co., Ltd.	78,000	417,665
Toyo Tire & Rubber Co., Ltd.(a)	53,000	1,054,740
Toyobo Co., Ltd.(a)	765,694	1,034,592
Toyota Boshoku Corp.(a)	111,580	1,502,996
Trancom Co., Ltd.	7,000	283,456
TS Tech Co., Ltd.	38,900	918,520
Tsubakimoto Chain Co.	55,000	447,725
Tsugami Corp.(a)	108,247	584,143
Tsukishima Kikai Co., Ltd.(a)	30,400	319,733
UACJ Corp.(a)	312,540	813,316
Ube Industries Ltd.(a)	939,000	1,409,733
Union Tool Co.	14,000	309,904
Unipres Corp.(a)	23,600	390,135
United Arrows Ltd.(a)	5,600	157,638
Universal Entertainment Corp.(a)	35,300	529,964
UNY Group Holdings Co., Ltd.(a)	303,600	1,552,248
Ushio, Inc.(a)	62,400	659,937
Valor Co., Ltd.	43,000	770,733
Wacom Co., Ltd.(a)	129,100	502,854
YAMABIKO Corp.	5,400	236,006
Yamato Kogyo Co., Ltd.	39,713	1,126,187
Yamazen Corp.	81,700	586,029
Yokohama Reito Co., Ltd.	61,000	410,075
Yuasa Trading Co., Ltd.	30,100	595,498
Zenrin Co., Ltd.(a)	37,000	427,107
Zeon Corp.(a)	96,000	870,362
ZERIA Pharmaceutical Co., Ltd.(a)	27,000	453,547

Total Japan		239,725,402

Netherlands - 0.8%
Amsterdam Commodities N.V.	39,428	906,965
BE Semiconductor Industries N.V.	73,181	1,640,881
BinckBank N.V.	161,043	1,373,640
Brunel International N.V.(a)	31,365	516,164
Koninklijke BAM Groep N.V.(a)	71,807	223,829
Koninklijke Ten Cate N.V.(a)	31,215	705,953
TKH Group N.V. CVA	31,749	1,012,695
USG People N.V.	57,442	648,715

Total Netherlands		7,028,842

New Zealand - 3.7%
Air New Zealand Ltd.	1,717,948	3,316,587
Ebos Group Ltd.	172,165	1,325,457
Fisher & Paykel Healthcare Corp., Ltd.	802,970	3,922,508
Freightways Ltd.	235,432	1,067,279
Hallenstein Glasson Holdings Ltd.	213,180	523,191
Heartland New Zealand Ltd.	1,085,371	958,608
Infratil Ltd.(a)	975,750	2,287,938
Kathmandu Holdings Ltd.(a)	314,955	531,725
Mainfreight Ltd.	79,017	981,979
Metlifecare Ltd.(a)	51,926	190,751
Nuplex Industries Ltd.	296,138	689,755
NZX Ltd.	728,420	666,120
Port of Tauranga Ltd.(a)	94,764	1,248,038
Restaurant Brands New Zealand Ltd.	261,498	750,100
Skellerup Holdings Ltd.	340,230	377,612
Sky Network Television Ltd.(a)	698,141	3,295,828
SKYCITY Entertainment Group Ltd.	1,035,900	3,141,478
Steel & Tube Holdings Ltd.	289,934	659,442
Trade Me Group Ltd.	452,817	1,291,814
Warehouse Group Ltd. (The)(a)	459,575	1,120,716
Z Energy Ltd.(a)	858,423	3,106,468

Total New Zealand		31,453,394

Norway - 2.8%
ABG Sundal Collier Holding ASA	1,129,392	730,579
Atea ASA	277,091	2,845,731
Austevoll Seafood ASA	203,266	1,260,661
Borregaard ASA	119,129	881,843
Fred Olsen Energy ASA(a)	237,774	2,161,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2014

Investments	Shares	Value
Leroy Seafood Group ASA	75,069	$2,733,405
Petroleum Geo-Services ASA(a)	203,189	1,147,444
Protector Forsikring ASA	115,358	593,903
Salmar ASA	269,462	4,582,351
Selvaag Bolig ASA	266,394	714,169
SpareBank 1 Nord Norge	157,323	837,232
SpareBank 1 SMN	156,811	1,223,525
Tomra Systems ASA	145,976	1,119,515
Veidekke ASA	179,995	1,770,529
Wilh. Wilhelmsen ASA	157,330	965,273

Total Norway		23,567,439

Portugal - 0.6%
CTT-Correios de Portugal S.A.	169,403	1,643,374
Mota-Engil, SGPS, S.A.(a)	183,856	592,006
REN - Redes Energeticas Nacionais, SGPS, S.A.	508,535	1,480,539
Semapa-Sociedade de Investimento e Gestao	78,973	958,002
Teixeira Duarte S.A.(a)	129,457	111,378

Total Portugal		4,785,299

Singapore - 4.1%
Amtek Engineering Ltd.	1,141,278	490,928
Asian Pay Television Trust	4,845,000	3,144,442
Boustead Singapore Ltd.	797,000	1,076,621
Chip Eng Seng Corp., Ltd.	1,663,878	1,061,034
Courts Asia Ltd.(a)	867,660	317,572
CSE Global Ltd.	1,304,000	595,366
CWT Ltd.	731,676	883,467
Falcon Energy Group Ltd.	1,251,442	259,714
Fragrance Group Ltd.	1,605,369	260,474
GMG Global Ltd.	4,014,000	187,811
Ho Bee Land Ltd.(a)	650,000	960,456
Hong Fok Corp. Ltd.(a)	780,704	486,062
Hong Leong Asia Ltd.	1,107,121	1,086,150
Hotel Properties Ltd.	345,000	1,051,845
Jaya Holdings Ltd.	4,589,508	114,296
OSIM International Ltd.(a)	964,000	1,440,435
OUE Ltd.(a)	1,756,797	2,704,600
Oxley Holdings Ltd.(a)	3,795,282	1,475,036
Pacific Radiance Ltd.(a)	301,742	179,893
Pan-United Corp., Ltd.(a)	853,000	540,729
Petra Foods Ltd.(a)	294,803	845,409
Raffles Medical Group Ltd.(a)	314,000	921,787
Religare Health Trust	1,399,532	1,056,171
Rickmers Maritime	5,986,742	1,265,027
SMRT Corp., Ltd.(a)	946,000	1,127,975
Stamford Land Corp., Ltd.	2,159,000	904,267
Super Group Ltd.(a)	1,378,064	1,190,765
Tat Hong Holdings Ltd.	588,000	332,805
UMS Holdings Ltd.	1,592,767	613,019
United Engineers Ltd.	735,989	1,621,831
Venture Corp., Ltd.(a)	632,944	3,759,165
Wee Hur Holdings Ltd.	3,130,199	897,650
Wing Tai Holdings Ltd.(a)	1,337,000	1,649,683
Yongnam Holdings Ltd.(a)	1,712,393	244,240

Total Singapore		34,746,725

Spain - 0.5%
Cie Automotive S.A.(a)	76,476	1,042,461
Duro Felguera S.A.	248,776	1,008,455
Elecnor S.A.	62,659	644,475
Faes Farma S.A.	265,644	551,274
Miquel y Costas & Miquel S.A.	14,663	567,775
Papeles y Cartones de Europa S.A.	111,012	514,484
Pescanova S.A.*†	7,082	0

Total Spain		4,328,924

Sweden - 4.1%
AddTech AB Class B	49,983	678,401
AF AB Class B	64,904	1,044,666
Atrium Ljungberg AB Class B	138,737	2,032,783
Axis Communications AB(a)	57,468	1,465,285
B&B Tools AB Class B	34,831	678,533
Betsson AB*	51,326	1,803,040
Bilia AB Class A	45,178	1,370,648
Byggmax Group AB	105,939	713,861
Clas Ohlson AB Class B	82,576	1,421,405
Duni AB	89,126	1,320,680
Fabege AB	219,491	2,820,655
Gunnebo AB	127,921	616,054
Holmen AB Class B	82,683	2,810,583
Indutrade AB	32,055	1,277,573
Kungsleden AB	202,205	1,459,404
Loomis AB Class B	64,838	1,871,860
Mekonomen AB	66,511	1,733,241
New Wave Group AB Class B	76,888	377,160
Nobia AB	97,215	866,189
Nolato AB Class B	45,001	1,023,240
Peab AB	340,038	2,386,879
Proffice AB Class B	90,715	239,875
Ratos AB Class B(a)	394,379	2,371,337
Semcon AB	65,553	413,671
Svenska Cellulosa AB SCA Class A	27,191	587,012
Sweco AB Class B	70,619	956,231

Total Sweden		34,340,266

Switzerland - 1.7%
Ascom Holding AG Registered Shares	31,187	478,641
BKW AG	50,664	1,501,590
Cembra Money Bank AG	46,027	2,547,663
Gategroup Holding AG*	20,065	573,488
Implenia AG Registered Shares*	12,250	711,958
Kudelski S.A. Bearer Shares	30,223	368,035
Logitech International S.A. Registered Shares(a)	204,654	2,770,187
Tecan Group AG Registered Shares	5,917	672,894
Valiant Holding AG Registered Shares	16,321	1,355,909
Vontobel Holding AG Registered Shares(a)	85,244	3,217,078

Total Switzerland		14,197,443

United Kingdom - 15.6%
A.G.BARR PLC	75,212	691,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2014

Investments	Shares	Value
Acacia Mining PLC	309,890	$1,234,083
Al Noor Hospitals Group PLC	26,131	403,373
Alent PLC	229,838	1,150,383
Aveva Group PLC	32,108	657,846
Bank of Georgia Holdings PLC	36,334	1,176,133
Betfair Group PLC	44,528	1,091,444
Bloomsbury Publishing PLC	132,790	335,684
Bodycote PLC	105,226	1,062,377
Bovis Homes Group PLC	80,716	1,113,200
Brammer PLC	107,501	572,425
Brewin Dolphin Holdings PLC	242,092	1,124,896
Cable & Wireless Communications PLC	4,459,004	3,451,321
Chesnara PLC	204,130	1,079,798
Chime Communications PLC	103,056	456,360
Cineworld Group PLC	193,979	1,255,519
Communisis PLC	236,369	183,818
Computacenter PLC	132,154	1,208,548
Concentric AB	46,816	556,176
Connect Group PLC	267,196	641,603
Costain Group PLC	153,590	669,960
Countrywide PLC	103,825	706,808
Cranswick PLC	42,884	926,106
Crest Nicholson Holdings PLC	179,496	1,087,051
CSR PLC	62,936	840,018
Dairy Crest Group PLC	218,386	1,699,187
Darty PLC	520,149	555,564
De La Rue PLC	173,639	1,409,236
Debenhams PLC	2,310,121	2,710,547
Dechra Pharmaceuticals PLC	79,939	1,042,654
Development Securities PLC	116,046	401,697
Devro PLC	271,624	1,291,766
Diploma PLC	94,388	1,043,467
Domino Printing Sciences PLC	91,015	936,640
Domino’s Pizza Group PLC	172,198	1,886,211
E2V Technologies PLC	268,371	724,978
Electrocomponents PLC	595,639	1,996,813
Elementis PLC	270,491	1,104,176
EMIS Group PLC	58,971	799,970
esure Group PLC	460,490	1,466,195
Euromoney Institutional Investor PLC	68,405	1,116,735
Ferrexpo PLC	74,505	61,571
Fidessa Group PLC	40,448	1,507,338
Foxtons Group PLC(a)	40,443	101,055
Galliford Try PLC	81,562	1,638,021
Genus PLC	66,940	1,305,746
Go-Ahead Group PLC	68,713	2,634,591
Greggs PLC	161,479	1,843,074
Halfords Group PLC	335,224	2,454,590
Headlam Group PLC	78,681	539,807
Helical Bar PLC	140,822	840,430
Hill & Smith Holdings PLC	116,274	1,051,541
Hilton Food Group PLC	95,044	570,560
Homeserve PLC	349,841	1,836,118
Hunting PLC	124,880	1,034,932
Interserve PLC	130,325	1,132,892
ITE Group PLC	299,029	746,018
J D Wetherspoon PLC	78,781	1,007,282
James Fisher & Sons PLC	32,797	613,153
James Halstead PLC	169,038	836,843
John Menzies PLC	71,742	397,676
Johnson Service Group PLC	366,267	354,083
Kcom Group PLC	775,896	1,085,810
Keller Group PLC	58,644	804,678
Kier Group PLC	71,180	1,654,822
Ladbrokes PLC(a)	1,848,706	3,185,267
Laird PLC	401,772	1,948,300
Lookers PLC	311,600	631,621
Low & Bonar PLC	447,325	350,489
Marshalls PLC	195,803	714,416
Marston’s PLC	876,671	1,962,939
Michael Page International PLC	258,469	1,660,030
Micro Focus International PLC	148,984	2,508,876
Mitie Group PLC(a)	404,765	1,753,910
Moneysupermarket.com Group PLC	683,260	2,491,908
Morgan Advanced Materials PLC	288,640	1,426,696
Morgan Sindall Group PLC	67,137	649,037
N Brown Group PLC(a)	273,753	1,636,540
National Express Group PLC	615,447	2,383,735
NCC Group PLC	218,710	701,656
NMC Health PLC	74,942	537,525
Northgate PLC	57,879	547,804
Novae Group PLC	103,139	958,886
Pace PLC	124,390	673,218
Photo-Me International PLC	421,742	926,396
Polar Capital Holdings PLC	87,226	558,479
Premier Farnell PLC	593,550	1,628,867
QinetiQ Group PLC	425,239	1,245,878
Rank Group PLC	322,239	812,212
Renishaw PLC	51,943	1,587,446
Restaurant Group PLC (The)	125,971	1,296,374
Ricardo PLC	56,270	551,878
RPC Group PLC	184,260	1,427,918
RPS Group PLC	190,581	621,369
Savills PLC	91,314	968,193
Schroders PLC Non-Voting Shares	58,793	1,902,214
Senior PLC	256,553	1,212,892
Shanks Group PLC	551,616	860,107
SIG PLC	364,473	990,555
Spirit Pub Co. PLC	671,313	1,091,755
St. Ives PLC	194,796	577,098
St. Modwen Properties PLC	84,370	507,535
SThree PLC	163,155	750,796
Synergy Health PLC	35,764	1,159,912
Synthomer PLC	252,564	933,331
Ted Baker PLC	18,845	652,620
Telecity Group PLC(a)	107,006	1,342,301
Telecom Plus PLC(a)	55,718	1,096,404
TT electronics PLC	194,496	313,882
Tullett Prebon PLC	69,888	309,374
Ultra Electronics Holdings PLC	59,063	1,657,692
Unite Group PLC (The)	80,796	585,812
UTV Media PLC	253,692	692,246
Vesuvius PLC	309,454	2,152,987
WH Smith PLC	138,642	2,920,558
WS Atkins PLC	76,995	1,641,144
Xaar PLC	20,939	125,862

Total United Kingdom		131,740,255

TOTAL COMMON STOCKS (Cost: $836,841,195)		843,820,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2014

Investments	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/8/15*	267,410	$20,062

United Kingdom - 0.0%
RPC Group PLC, expiring 1/7/15*	61,828	169,191

TOTAL RIGHTS (Cost: $21,592)		189,253

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Europe SmallCap Dividend Fund(b)	5,960	306,761
WisdomTree Japan SmallCap Dividend Fund(a)(b)	5,190	251,819

TOTAL EXCHANGE-TRADED FUNDS (Cost: $557,216)		558,580

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 17.6%

United States - 17.6%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $148,653,344)(d)	148,653,344	148,653,344

TOTAL INVESTMENTS IN SECURITIES - 117.3% (Cost: $986,073,347)		993,221,279
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (17.3)%		(146,632,930)

NET ASSETS - 100.0%		$846,588,349

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $144,997,437 and the total market value of the collateral held by the Fund was $153,928,818. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,275,474.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.8%

Japan - 99.8%

Auto Components - 16.4%
Aisin Seiki Co., Ltd.	350	$12,713
Bridgestone Corp.	1,241	43,463
Calsonic Kansei Corp.	280	1,579
Denso Corp.	918	43,276
Exedy Corp.	62	1,506
FCC Co., Ltd.	22	384
Keihin Corp.	45	674
Koito Manufacturing Co., Ltd.	283	8,745
KYB Co., Ltd.	413	1,781
Mitsuba Corp.	43	778
Musashi Seimitsu Industry Co., Ltd.	1	19
NGK Spark Plug Co., Ltd.	337	10,330
NHK Spring Co., Ltd.	413	3,638
Nifco, Inc.	73	2,387
Nippon Seiki Co., Ltd.	99	2,258
Nissan Shatai Co., Ltd.	162	1,992
Nissin Kogyo Co., Ltd.	23	322
NOK Corp.	228	5,876
Sanden Corp.	253	1,369
Showa Corp.	120	1,125
Stanley Electric Co., Ltd.	325	7,102
Sumitomo Electric Industries Ltd.	1,419	17,907
Sumitomo Rubber Industries Ltd.	396	5,945
Tachi-S Co., Ltd.	12	166
Takata Corp.	19	232
Tokai Rika Co., Ltd.	73	1,551
Topre Corp.	79	1,144
Toyo Tire & Rubber Co., Ltd.	182	3,622
Toyoda Gosei Co., Ltd.	95	1,931
Toyota Boshoku Corp.	156	2,101
Toyota Industries Corp.	356	18,439
TPR Co., Ltd.	46	1,182
TS Tech Co., Ltd.	85	2,007
Unipres Corp.	10	165
Yokohama Rubber Co., Ltd. (The)	498	4,590

Total Auto Components		212,299

Automobiles - 31.5%
Daihatsu Motor Co., Ltd.(a)	382	5,031
Fuji Heavy Industries Ltd.	1,128	40,455
Honda Motor Co., Ltd.(a)	3,191	93,844
Isuzu Motors Ltd.	1,136	14,037
Mazda Motor Corp.	1,051	25,663
Mitsubishi Motors Corp.(a)	1,321	12,230
Nissan Motor Co., Ltd.(a)	4,414	38,914
Suzuki Motor Corp.	783	23,772
Toyota Motor Corp.	2,272	143,224
Yamaha Motor Co., Ltd.(a)	530	10,795

Total Automobiles		407,965

Building Products - 4.6%
Aica Kogyo Co., Ltd.	150	3,129
Asahi Glass Co., Ltd.(a)	2,102	10,326
Bunka Shutter Co., Ltd.	136	1,112
Central Glass Co., Ltd.	378	1,381
Daikin Industries Ltd.(a)	544	35,436
Nippon Sheet Glass Co., Ltd.*(a)	1,122	1,067
Nitto Boseki Co., Ltd.	356	1,292
Noritz Corp.	42	692
Sanwa Holdings Corp.	435	3,062
Takasago Thermal Engineering Co., Ltd.	180	2,322

Total Building Products		59,819

Chemicals - 1.9%
Kansai Paint Co., Ltd.	510	7,967
Nippon Paint Holdings Co., Ltd.	474	13,916
Toyo Ink SC Holdings Co., Ltd.	410	2,035

Total Chemicals		23,918

Construction & Engineering - 2.3%
Chiyoda Corp.	306	2,568
Chudenko Corp.	47	733
COMSYS Holdings Corp.	276	3,821
JGC Corp.	503	10,455
Kandenko Co., Ltd.	200	1,154
Kinden Corp.	210	2,142
Kyowa Exeo Corp.	169	1,820
Kyudenko Corp.	79	885
Mirait Holdings Corp.	196	2,243
Nippon Densetsu Kogyo Co., Ltd.	101	1,366
Taikisha Ltd.	21	461
Toshiba Plant Systems & Services Corp.	26	406
Toyo Engineering Corp.	284	1,052

Total Construction & Engineering		29,106

Electrical Equipment - 7.3%
Fuji Electric Co., Ltd.	1,313	5,300
Fujikura Ltd.	602	2,511
Furukawa Electric Co., Ltd.(a)	1,261	2,114
GS Yuasa Corp.	728	3,127
Mabuchi Motor Co., Ltd.	114	4,574
Mitsubishi Electric Corp.	3,688	44,479
Nidec Corp.(a)	452	29,598
Ushio, Inc.(a)	235	2,485

Total Electrical Equipment		94,188

Machinery - 28.3%
Aida Engineering Ltd.	162	1,477
Amada Co., Ltd.	783	6,772
Asahi Diamond Industrial Co., Ltd.(a)	149	1,578
CKD Corp.(a)	200	1,928
Daifuku Co., Ltd.	238	2,692
DMG Mori Seiki Co., Ltd.	200	2,521
Ebara Corp.	633	2,624
FANUC Corp.(a)	334	55,562
Fujitec Co., Ltd.	140	1,502
Furukawa Co., Ltd.	296	516
Glory Ltd.(a)	173	4,718
Hino Motors Ltd.	500	6,685
Hitachi Construction Machinery Co., Ltd.	158	3,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

December 31, 2014

Investments	Shares	Value
Hitachi Zosen Corp.	253	$1,481
Hoshizaki Electric Co., Ltd.	121	5,894
IHI Corp.(a)	2,561	13,179
Iseki & Co., Ltd.	767	1,465
Japan Steel Works Ltd. (The)	703	2,510
JTEKT Corp.	477	8,172
Kawasaki Heavy Industries Ltd.(a)	2,974	13,717
Kitz Corp.	198	816
Komatsu Ltd.(a)	1,704	38,146
Komori Corp.(a)	143	1,642
Kubota Corp.(a)	1,987	29,185
Kurita Water Industries Ltd.	200	4,209
Kyokuto Kaihatsu Kogyo Co., Ltd.	48	577
Makino Milling Machine Co., Ltd.	193	1,450
Makita Corp.	249	11,381
Meidensha Corp.	381	1,217
Minebea Co., Ltd.	734	11,044
Mitsubishi Heavy Industries Ltd.	5,819	32,508
Mitsui Engineering & Shipbuilding Co., Ltd.	1,864	3,311
Miura Co., Ltd.(a)	200	2,040
Nabtesco Corp.	228	5,589
Nachi-Fujikoshi Corp.	404	2,514
NGK Insulators Ltd.	540	11,233
NSK Ltd.	807	9,706
NTN Corp.	870	3,904
OKUMA Corp.	275	2,195
OSG Corp.(a)	164	2,673
Shinmaywa Industries Ltd.	173	1,649
SMC Corp.	114	30,398
Sodick Co., Ltd.	79	650
Star Micronics Co., Ltd.	49	629
Sumitomo Heavy Industries Ltd.(a)	1,128	6,144
Tadano Ltd.	204	2,556
Takeuchi Manufacturing Co., Ltd.	53	2,228
THK Co., Ltd.	229	5,589
Toshiba Machine Co., Ltd.	211	847
Tsubakimoto Chain Co.	284	2,312

Total Machinery		366,719

Metals & Mining - 7.5%
Daido Steel Co., Ltd.	711	2,710
Hitachi Metals Ltd.	359	6,174
JFE Holdings, Inc.(a)	1,056	23,746
Kobe Steel Ltd.(a)	6,106	10,644
Maruichi Steel Tube Ltd.(a)	126	2,702
Nippon Steel & Sumitomo Metal Corp.(a)	17,449	43,792
Nisshin Steel Co., Ltd.(a)	158	1,531
Sanyo Special Steel Co., Ltd.	255	859
Tokyo Steel Manufacturing Co., Ltd.(a)	169	1,055
Yamato Kogyo Co., Ltd.	87	2,467
Yodogawa Steel Works Ltd.	292	1,096

Total Metals & Mining		96,776

TOTAL COMMON STOCKS (Cost: $1,332,565)		1,290,790

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 22.9%

United States - 22.9%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $296,895)(c)	296,895	296,895

TOTAL INVESTMENTS IN SECURITIES - 122.7% (Cost: $1,629,460)		1,587,685
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (22.7)%		(293,991)

NET ASSETS - 100.0%		$1,293,694

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)	At December 31, 2014, the total market value of the Fund’s securities on loan was $281,996 and the total market value of the collateral held by the Fund was $296,895.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.5%

Japan - 99.5%

Air Freight & Logistics - 0.1%
Kintetsu World Express, Inc.	115,700	$4,477,651
Yusen Logistics Co., Ltd.(a)	147,200	1,635,351

Total Air Freight & Logistics		6,113,002

Airlines - 0.8%
Japan Airlines Co., Ltd.	2,991,500	89,823,596

Auto Components - 7.0%
Aisin Seiki Co., Ltd.	2,142,508	77,823,282
Akebono Brake Industry Co., Ltd.(a)	463,948	1,640,719
Bridgestone Corp.(a)	4,390,885	153,778,941
Calsonic Kansei Corp.	1,837,000	10,357,496
Daido Metal Co., Ltd.	357,000	3,620,768
Denso Corp.	5,469,579	257,842,783
Eagle Industry Co., Ltd.	198,300	3,683,340
Exedy Corp.	397,415	9,655,698
G-Tekt Corp.(a)	314,603	3,012,338
Keihin Corp.(a)	669,034	10,016,398
Koito Manufacturing Co., Ltd.(a)	458,001	14,153,165
KYB Co., Ltd.	3,109,000	13,406,339
Musashi Seimitsu Industry Co., Ltd.(a)	281,400	5,398,223
NGK Spark Plug Co., Ltd.(a)	827,564	25,366,343
Nifco, Inc.	367,045	12,000,637
Nissin Kogyo Co., Ltd.(a)	445,146	6,233,789
NOK Corp.(a)	630,200	16,241,862
Pacific Industrial Co., Ltd.(a)	125,300	982,376
Press Kogyo Co., Ltd.(a)	270,000	970,599
Riken Corp.	1,267,000	4,829,384
Sanden Corp.(a)	1,627,000	8,807,065
Sanoh Industrial Co., Ltd.	350,044	2,215,967
Showa Corp.	92,700	869,050
Stanley Electric Co., Ltd.(a)	747,407	16,332,677
Sumitomo Electric Industries Ltd.	3,924,483	49,524,524
Sumitomo Riko Co., Ltd.(a)	605,900	4,593,712
Sumitomo Rubber Industries Ltd.(a)	2,577,991	38,703,731
T. RAD Co., Ltd.	1,779,667	3,740,574
Tachi-S Co., Ltd.(a)	182,100	2,524,294
Takata Corp.(a)	367,500	4,478,231
Tokai Rika Co., Ltd.	1,036,714	22,023,525
Topre Corp.	359,400	5,206,871
Toyo Tire & Rubber Co., Ltd.(a)	446,100	8,877,723
Toyota Boshoku Corp.(a)	95,236	1,282,840
TPR Co., Ltd.	199,194	5,117,123
TS Tech Co., Ltd.	555,432	13,115,042
Unipres Corp.	331,900	5,486,683
Yokohama Rubber Co., Ltd. (The)(a)	1,053,000	9,704,867

Total Auto Components		833,618,979

Automobiles - 14.7%
Daihatsu Motor Co., Ltd.(a)	2,622,869	34,542,810
Fuji Heavy Industries Ltd.	3,741,567	134,190,234
Honda Motor Co., Ltd.(a)	12,152,047	357,380,355
Isuzu Motors Ltd.	4,630,600	57,218,682
Mazda Motor Corp.	291,915	7,127,746
Mitsubishi Motors Corp.(a)	5,731,101	53,059,111
Nissan Motor Co., Ltd.(a)	40,001,904	352,658,681
Suzuki Motor Corp.	1,174,836	35,667,901
Toyota Motor Corp.	10,855,175	684,293,863
Yamaha Motor Co., Ltd.(a)	1,601,300	32,614,993

Total Automobiles		1,748,754,376

Banks - 7.8%
Mitsubishi UFJ Financial Group, Inc.	102,654,822	568,948,907
Mizuho Financial Group, Inc.	216,058,244	364,917,590

Total Banks		933,866,497

Beverages - 1.1%
Kirin Holdings Co., Ltd.(a)	7,674,945	95,828,789
Suntory Beverage & Food Ltd.	1,124,000	39,093,207

Total Beverages		134,921,996

Building Products - 0.8%
Asahi Glass Co., Ltd.(a)	5,628,735	27,651,903
Central Glass Co., Ltd.	1,765,000	6,447,892
Daikin Industries Ltd.(a)	640,249	41,706,032
Okabe Co., Ltd.	405,300	3,708,362
Sanwa Holdings Corp.	1,995,331	14,046,118

Total Building Products		93,560,307

Capital Markets - 1.3%
Monex Group, Inc.(a)	3,451,296	8,319,151
Nomura Holdings, Inc.(a)	25,165,745	144,871,739
Sparx Group Co., Ltd.(a)	1,037,500	1,782,601

Total Capital Markets		154,973,491

Chemicals - 7.3%
ADEKA Corp.	739,900	8,837,206
Asahi Kasei Corp.	8,662,522	79,873,373
Chugoku Marine Paints Ltd.	350,000	2,989,282
Daicel Corp.	1,957,542	23,151,879
Denki Kagaku Kogyo K.K.	6,141,076	22,741,880
DIC Corp.(a)	6,942,538	16,850,399
Fujimi, Inc.	664,200	9,766,751
Hitachi Chemical Co., Ltd.(a)	1,536,615	27,478,231
JSP Corp.(a)	323,396	5,799,253
JSR Corp.(a)	319,300	5,528,728
Kansai Paint Co., Ltd.(a)	906,000	14,153,534
Kumiai Chemical Industry Co., Ltd.	381,000	2,564,469
Kuraray Co., Ltd.(a)	3,687,837	42,385,749
Kureha Corp.(a)	1,188,000	5,023,696
Lintec Corp.	790,047	17,653,246
Mitsubishi Chemical Holdings Corp.(a)	12,696,663	62,321,082
Mitsubishi Gas Chemical Co., Inc.(a)	1,306,564	6,614,824
Mitsui Chemicals, Inc.(a)	3,612,079	10,363,695
Nihon Nohyaku Co., Ltd.	199,300	2,322,216
Nihon Parkerizing Co., Ltd.	198,000	4,564,594
Nippon Paint Holdings Co., Ltd.(a)	916,000	26,892,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2014

Investments	Shares	Value
Nippon Shokubai Co., Ltd.(a)	1,147,000	$15,201,493
Nippon Soda Co., Ltd.	1,020,000	5,665,958
Nissan Chemical Industries Ltd.(a)	937,953	17,210,864
Nitto Denko Corp.(a)	963,074	54,405,106
NOF Corp.	140,000	892,114
Sakata INX Corp.	325,200	3,656,279
Sanyo Chemical Industries Ltd.	1,167,000	8,487,627
Shin-Etsu Chemical Co., Ltd.(a)	1,822,979	119,600,924
Showa Denko K.K.(a)	11,565,312	14,372,839
Sumitomo Bakelite Co., Ltd.	3,138,000	12,327,436
Sumitomo Chemical Co., Ltd.	11,600,485	46,345,822
Taiyo Holdings Co., Ltd.	173,226	6,212,701
Taiyo Nippon Sanso Corp.(a)	1,613,953	17,944,029
Takasago International Corp.	573,634	2,607,536
Teijin Ltd.	6,610,000	17,697,235
Toray Industries, Inc.(a)	7,224,318	58,339,253
Tosoh Corp.	2,560,614	12,515,283
Toyo Ink SC Holdings Co., Ltd.	3,805,322	18,884,579
Toyobo Co., Ltd.(a)	7,787,513	10,522,350
Ube Industries Ltd.	12,757,000	19,152,258
Zeon Corp.(a)	1,652,000	14,977,472

Total Chemicals		874,896,110

Commercial Services & Supplies - 0.1%
Sato Holdings Corp.	290,167	6,655,484

Communications Equipment - 0.1%
Hitachi Kokusai Electric, Inc.	419,000	5,937,537

Construction & Engineering - 0.3%
JGC Corp.(a)	1,308,018	27,186,962
Penta-Ocean Construction Co., Ltd.(a)	379,343	1,309,880
Toyo Engineering Corp.(a)	775,000	2,870,011

Total Construction & Engineering		31,366,853

Containers & Packaging - 0.0%
Fuji Seal International, Inc.(a)	137,491	4,053,803

Electrical Equipment - 1.8%
Daihen Corp.	822,000	4,175,303
Denyo Co., Ltd.	68,900	1,041,876
Fuji Electric Co., Ltd.	4,633,869	18,706,306
Fujikura Ltd.	1,568,577	6,541,461
Furukawa Electric Co., Ltd.(a)	3,932,000	6,591,868
GS Yuasa Corp.(a)	1,939,920	8,332,781
Idec Corp.	281,807	2,425,663
Mabuchi Motor Co., Ltd.	34,600	1,388,098
Mitsubishi Electric Corp.	8,595,114	103,661,828
Nidec Corp.(a)	713,758	46,738,513
Nippon Carbon Co., Ltd.	3,423,624	6,539,138
Sanyo Denki Co., Ltd.	141,000	957,288
Ushio, Inc.(a)	630,409	6,667,155

Total Electrical Equipment		213,767,278

Electronic Equipment, Instruments & Components - 5.9%
Amano Corp.	637,533	6,620,198
Anritsu Corp.(a)	513,500	3,601,931
Canon Electronics, Inc.(a)	595,400	9,470,185
Citizen Holdings Co., Ltd.(a)	2,245,485	17,492,664
Enplas Corp.(a)	37,948	1,297,692
Hakuto Co., Ltd.	447,419	4,451,986
Hamamatsu Photonics K.K.(a)	400,985	19,331,025
Hitachi High-Technologies Corp.	461,119	13,461,083
Hitachi Ltd.	19,851,028	149,128,995
Horiba Ltd.(a)	30,000	1,004,629
Hoya Corp.	2,937,657	100,580,358
Ibiden Co., Ltd.(a)	840,501	12,534,432
Japan Aviation Electronics Industry Ltd.	309,000	6,860,653
Keyence Corp.	26,110	11,718,413
Koa Corp.	101,246	963,524
Kyocera Corp.	1,826,218	84,627,943
Macnica, Inc.	120,600	3,384,787
Murata Manufacturing Co., Ltd.	939,456	103,822,445
Nichicon Corp.	123,000	972,551
Nippon Electric Glass Co., Ltd.(a)	4,924,301	22,384,120
Oki Electric Industry Co., Ltd.(a)	3,161,309	6,117,217
Omron Corp.	681,500	30,978,565
Optex Co., Ltd.	157,300	2,545,244
Ryosan Co., Ltd.	285,645	6,282,546
Sanshin Electronics Co., Ltd.	447,354	3,081,983
Shimadzu Corp.	1,290,000	13,255,599
Siix Corp.(a)	293,700	6,244,141
Taiyo Yuden Co., Ltd.	354,000	4,189,716
TDK Corp.(a)	546,368	32,628,507
Topcon Corp.	310,600	6,683,748
UKC Holdings Corp.	19,199	272,704
Yaskawa Electric Corp.(a)	487,200	6,306,638
Yokogawa Electric Corp.(a)	638,338	7,097,081

Total Electronic Equipment, Instruments & Components		699,393,303

Energy Equipment & Services - 0.0%
Modec, Inc.(a)	81,400	1,383,654

Food & Staples Retailing - 1.3%
Ministop Co., Ltd.(a)	65,700	875,123
Seven & I Holdings Co., Ltd.	4,273,224	155,342,982

Total Food & Staples Retailing		156,218,105

Food Products - 0.7%
Ajinomoto Co., Inc.	2,688,513	50,296,798
Fuji Oil Co., Ltd.	167,100	2,143,541
Kikkoman Corp.(a)	883,000	21,843,930
Nisshin Oillio Group Ltd. (The)	364,909	1,281,344
Sakata Seed Corp.(a)	76,539	1,280,597
Yakult Honsha Co., Ltd.(a)	199,287	10,604,705

Total Food Products		87,450,915

Health Care Equipment & Supplies - 0.5%
Nipro Corp.(a)	220,800	1,920,801
Sysmex Corp.(a)	432,360	19,437,178
Terumo Corp.(a)	1,678,256	38,591,699

Total Health Care Equipment & Supplies		59,949,678

Household Durables - 1.8%
Casio Computer Co., Ltd.(a)	1,452,357	22,543,362
Foster Electric Co., Ltd.(a)	669,096	11,864,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2014

Investments	Shares	Value
Fujitsu General Ltd.	685,000	$6,656,032
Nikon Corp.(a)	2,368,900	31,692,027
Panasonic Corp.	7,375,070	87,778,681
Rinnai Corp.	175,100	11,873,414
Sekisui Chemical Co., Ltd.	3,549,000	43,069,311
Tamron Co., Ltd.(a)	157,100	3,130,338

Total Household Durables		218,607,697

Household Products - 0.4%
Lion Corp.(a)	170,000	893,282
Pigeon Corp.	187,400	11,035,022
Unicharm Corp.	1,427,600	34,673,433

Total Household Products		46,601,737

Industrial Conglomerates - 0.9%
Nisshinbo Holdings, Inc.	908,000	9,474,190
Toshiba Corp.(a)	21,647,618	92,516,281

Total Industrial Conglomerates		101,990,471

Insurance - 1.7%
MS&AD Insurance Group Holdings, Inc.	3,104,400	74,583,796
Tokio Marine Holdings, Inc.	3,889,100	127,593,101

Total Insurance		202,176,897

IT Services - 0.5%
Fujitsu Ltd.	3,465,328	18,622,218
NTT Data Corp.(a)	1,110,500	41,819,154

Total IT Services		60,441,372

Leisure Products - 0.3%
Dunlop Sports Co., Ltd.	136,580	1,519,644
Mizuno Corp.(a)	842,000	4,136,436
Shimano, Inc.	62,000	8,092,915
Tomy Co., Ltd.(a)	2,069,700	10,961,754
Yamaha Corp.	1,039,107	15,556,921

Total Leisure Products		40,267,670

Machinery - 7.8%
Aida Engineering Ltd.	300,900	2,743,098
Amada Co., Ltd.(a)	2,483,793	21,482,909
Anest Iwata Corp.	305,700	2,090,779
Asahi Diamond Industrial Co., Ltd.	456,600	4,836,582
CKD Corp.(a)	108,200	1,043,239
Daifuku Co., Ltd.	618,900	6,999,695
DMG Mori Seiki Co., Ltd.	225,300	2,839,387
Ebara Corp.(a)	2,585,158	10,716,239
FANUC Corp.	667,089	110,972,852
Fujitec Co., Ltd.(a)	283,700	3,042,981
Glory Ltd.	55,800	1,521,882
Hino Motors Ltd.(a)	4,244,810	56,753,246
Hitachi Construction Machinery Co., Ltd.(a)	319,900	6,851,855
Hitachi Koki Co., Ltd.	931,111	7,191,366
Hitachi Zosen Corp.(a)	527,181	3,086,710
Hoshizaki Electric Co., Ltd.	285,269	13,895,250
Hosokawa Micron Corp.	478,022	2,770,969
IHI Corp.(a)	5,467,882	28,138,648
Japan Steel Works Ltd. (The)(a)	1,616,313	5,769,898
JTEKT Corp.(a)	1,147,878	19,665,052
Kawasaki Heavy Industries Ltd.(a)	7,400,510	34,133,884
Kitz Corp.	1,116,000	4,598,223
Komatsu Ltd.	7,178,106	160,690,909
Kubota Corp.(a)	6,938,502	101,911,690
Makino Milling Machine Co., Ltd.(a)	583,000	4,381,192
Makita Corp.	562,769	25,722,291
Minebea Co., Ltd.	783,701	11,791,956
Mitsubishi Heavy Industries Ltd.	11,578,198	64,682,239
Mitsui Engineering & Shipbuilding Co., Ltd.	4,486,315	7,970,183
Nabtesco Corp.	608,500	14,916,231
Nachi-Fujikoshi Corp.	308,000	1,916,410
NGK Insulators Ltd.(a)	1,180,939	24,565,343
Nippon Thompson Co., Ltd.(a)	534,000	2,636,707
Nitta Corp.	168,500	3,850,786
Noritake Co., Ltd.	1,538,145	3,425,370
NSK Ltd.(a)	1,953,366	23,493,505
Obara Group, Inc.(a)	82,600	3,706,476
Oiles Corp.(a)	55,100	944,873
OKUMA Corp.(a)	530,000	4,230,452
OSG Corp.	442,024	7,203,928
Ryobi Ltd.	1,552,000	4,232,904
Shima Seiki Manufacturing Ltd.(a)	400,300	7,345,260
SMC Corp.	125,720	33,523,236
Sodick Co., Ltd.(a)	314,200	2,586,558
Star Micronics Co., Ltd.	773,100	9,930,139
Sumitomo Heavy Industries Ltd.	3,444,186	18,758,526
Tadano Ltd.	593,000	7,428,884
THK Co., Ltd.	443,379	10,820,526
Torishima Pump Manufacturing Co., Ltd.(a)	282,356	2,041,809
Toshiba Machine Co., Ltd.	1,210,000	4,854,331
Tsubakimoto Chain Co.	723,000	5,885,550
Union Tool Co.	67,540	1,495,068

Total Machinery		928,088,076

Marine - 0.4%
Iino Kaiun Kaisha Ltd.	1,408,272	7,940,213
Kawasaki Kisen Kaisha Ltd.(a)	5,468,725	14,824,101
Nippon Yusen K.K.	8,309,035	23,701,489
NS United Kaiun Kaisha Ltd.(a)	1,531,000	4,405,480

Total Marine		50,871,283

Media - 0.2%
Dentsu, Inc.	569,100	24,160,465

Metals & Mining - 3.1%
Aichi Steel Corp.(a)	3,203,000	11,353,893
Hitachi Metals Ltd.	1,472,018	25,316,328
JFE Holdings, Inc.	3,411,362	76,709,053
Kobe Steel Ltd.(a)	27,372,000	47,714,650
Kyoei Steel Ltd.(a)	120,200	2,093,312
Mitsubishi Materials Corp.(a)	6,751,000	22,635,656
Mitsubishi Steel Manufacturing Co., Ltd.	3,431,000	7,096,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2014

Investments	Shares	Value
Mitsui Mining & Smelting Co., Ltd.	3,027,000	$7,397,398
Nippon Steel & Sumitomo Metal Corp.(a)	42,098,992	105,655,671
Sanyo Special Steel Co., Ltd.	1,270,000	4,279,411
Sumitomo Metal Mining Co., Ltd.(a)	3,940,000	59,480,379

Total Metals & Mining		369,732,694

Multiline Retail - 0.1%
Ryohin Keikaku Co., Ltd.	58,600	7,272,764

Oil, Gas & Consumable Fuels - 0.4%
TonenGeneral Sekiyu K.K.(a)	5,831,000	50,044,614

Personal Products - 1.1%
Kao Corp.(a)	2,564,480	101,749,292
Mandom Corp.	153,900	5,083,148
Shiseido Co., Ltd.(a)	1,637,022	23,115,878

Total Personal Products		129,948,318

Pharmaceuticals - 7.5%
Astellas Pharma, Inc.	13,476,304	189,564,091
Daiichi Sankyo Co., Ltd.(a)	7,091,021	99,834,384
Eisai Co., Ltd.(a)	3,333,277	129,889,238
Hisamitsu Pharmaceutical Co., Inc.(a)	778,400	24,605,997
Kyowa Hakko Kirin Co., Ltd.(a)	3,967,470	37,591,609
Rohto Pharmaceutical Co., Ltd.	104,000	1,305,476
Shionogi & Co., Ltd.	2,345,277	61,128,409
Sumitomo Dainippon Pharma Co., Ltd.(a)	639,800	6,248,849
Takeda Pharmaceutical Co., Ltd.(a)	8,353,763	348,134,424

Total Pharmaceuticals		898,302,477

Road & Rail - 0.3%
Nippon Express Co., Ltd.	7,019,000	35,945,335

Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp.(a)	610,500	7,693,945
Disco Corp.(a)	89,100	7,215,989
MegaChips Corp.	875,000	10,443,513
Mitsui High-Tec, Inc.	145,100	1,016,589
Nuflare Technology, Inc.(a)	68,300	2,594,825
Sanken Electric Co., Ltd.(a)	712,000	5,760,374
SCREEN Holdings Co., Ltd.	475,300	2,834,476
Shindengen Electric Manufacturing Co., Ltd.	648,000	3,777,906
Shinko Electric Industries Co., Ltd.(a)	960,110	6,606,537
Tokyo Electron Ltd.	265,653	20,431,096

Total Semiconductors & Semiconductor Equipment		68,375,250

Software - 0.9%
Capcom Co., Ltd.(a)	139,500	2,112,949
Konami Corp.(a)	545,700	10,104,291
Nexon Co., Ltd.	1,657,300	15,550,794
Nintendo Co., Ltd.(a)	351,100	36,912,428
Square Enix Holdings Co., Ltd.	588,600	12,312,513
Trend Micro, Inc.(a)	1,228,708	34,228,990

Total Software		111,221,965

Specialty Retail - 1.1%
ABC-Mart, Inc.(a)	175,900	8,553,292
Fast Retailing Co., Ltd.(a)	270,000	99,176,780
Sanrio Co., Ltd.(a)	1,011,448	25,308,345

Total Specialty Retail		133,038,417

Technology Hardware, Storage & Peripherals - 6.1%
Brother Industries Ltd.	1,437,043	26,416,804
Canon, Inc.(a)	14,661,397	469,636,725
FUJIFILM Holdings Corp.	2,687,395	82,956,328
Konica Minolta, Inc.(a)	3,330,738	36,809,107
Ricoh Co., Ltd.	5,803,678	59,491,391
Riso Kagaku Corp.	547,128	8,871,236
Roland DG Corp.	97,800	3,266,934
Seiko Epson Corp.(a)	680,454	28,887,867
Toshiba TEC Corp.	1,220,531	8,469,759

Total Technology Hardware, Storage & Peripherals		724,806,151

Textiles, Apparel & Luxury Goods - 0.3%
Asics Corp.(a)	864,792	20,881,378
Descente Ltd.	319,081	3,119,087
Japan Vilene Co., Ltd.	615,000	3,159,765
Kurabo Industries Ltd.	662,472	1,033,256
Seiko Holdings Corp.(a)	535,000	3,029,859
Seiren Co., Ltd.(a)	340,110	2,660,855

Total Textiles, Apparel & Luxury Goods		33,884,200

Tobacco - 3.5%
Japan Tobacco, Inc.(a)	15,127,331	419,898,724

Trading Companies & Distributors - 8.8%
Daiichi Jitsugyo Co., Ltd.	507,000	2,558,364
Hanwa Co., Ltd.	263,000	936,661
Inabata & Co., Ltd.	198,686	1,811,283
ITOCHU Corp.	16,677,194	179,715,039
Kuroda Electric Co., Ltd.(a)	193,887	2,694,155
Marubeni Corp.	17,349,678	104,869,358
MISUMI Group, Inc.	50,900	1,693,907
Mitsubishi Corp.	15,437,400	285,455,739
Mitsui & Co., Ltd.	19,439,989	262,912,900
Nagase & Co., Ltd.	827,656	9,988,892
Nippon Steel & Sumikin Bussan Corp.(a)	969,000	3,370,224
Sojitz Corp.(a)	14,281,521	20,130,757
Sumitomo Corp.(a)	12,443,377	128,901,741
Toyota Tsusho Corp.(a)	1,883,510	44,348,378

Total Trading Companies & Distributors		1,049,387,398

Transportation Infrastructure - 0.1%
Sumitomo Warehouse Co., Ltd. (The)	1,968,000	10,669,336

TOTAL COMMON STOCKS (Cost: $12,014,207,082)		11,852,438,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2014

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.9%

United States - 8.9%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $1,062,157,725)(c)	1,062,157,725	$1,062,157,725

TOTAL INVESTMENTS IN SECURITIES - 108.4% (Cost: $13,076,364,807)		12,914,596,000
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (8.4)%		(1,004,913,976)

NET ASSETS - 100.0%		$11,909,682,024

(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)

At December 31, 2014, the total market value of the Fund’s securities on loan was $1,016,045,782 and the total market value of the collateral held by the Fund was $1,069,473,085. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,315,360.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.8%

Japan - 99.8%

Banks - 57.9%
77 Bank Ltd. (The)	5,000	$26,565
Akita Bank Ltd. (The)	1,800	4,999
Aomori Bank Ltd. (The)	2,000	5,822
Aozora Bank Ltd.(a)	14,800	46,167
Awa Bank Ltd. (The)	3,000	16,189
Bank of Kyoto Ltd. (The)	5,050	42,626
Bank of Nagoya Ltd. (The)	2,500	9,362
Bank of the Ryukyus Ltd.	500	7,106
Bank of Yokohama Ltd. (The)	16,950	92,925
Chiba Bank Ltd. (The)	11,200	74,171
Chugoku Bank Ltd. (The)	2,750	37,846
Daishi Bank Ltd. (The)	4,650	15,552
Fukui Bank Ltd. (The)	2,000	4,487
Fukuoka Financial Group, Inc.	11,150	58,124
Gunma Bank Ltd. (The)(a)	6,250	40,921
Hachijuni Bank Ltd. (The)(a)	6,800	44,182
Higo Bank Ltd. (The)	2,300	12,316
Hiroshima Bank Ltd. (The)	8,100	38,914
Hokkoku Bank Ltd. (The)	3,700	11,974
Hokuhoku Financial Group, Inc.	17,900	36,429
Hyakugo Bank Ltd. (The)	3,600	14,953
Hyakujushi Bank Ltd. (The)	3,000	9,909
Iyo Bank Ltd. (The)(a)	4,250	46,472
Joyo Bank Ltd. (The)(a)	9,900	49,543
Juroku Bank Ltd. (The)	4,750	16,957
Kagoshima Bank Ltd. (The)	2,300	14,560
Keiyo Bank Ltd. (The)	3,750	21,143
Kiyo Bank Ltd. (The)	900	11,523
Minato Bank Ltd. (The)	5,500	9,771
Mitsubishi UFJ Financial Group, Inc.	96,100	532,620
Miyazaki Bank Ltd. (The)	2,000	6,289
Mizuho Financial Group, Inc.	107,200	181,058
Musashino Bank Ltd. (The)	450	15,145
Nanto Bank Ltd. (The)	3,000	10,409
Nishi-Nippon City Bank Ltd. (The)	10,250	29,922
North Pacific Bank Ltd.	4,100	16,004
Ogaki Kyoritsu Bank Ltd. (The)	4,550	13,814
Oita Bank Ltd. (The)	1,800	6,426
Resona Holdings, Inc.	25,050	127,846
San-In Godo Bank Ltd. (The)	2,050	15,542
Senshu Ikeda Holdings, Inc.	3,100	14,169
Seven Bank Ltd.(a)	9,500	40,252
Shiga Bank Ltd. (The)(a)	3,450	18,560
Shinsei Bank Ltd.	26,850	47,253
Shizuoka Bank Ltd. (The)(a)	8,600	79,404
Sumitomo Mitsui Financial Group, Inc.	13,520	493,348
Sumitomo Mitsui Trust Holdings, Inc.	49,600	191,624
Suruga Bank Ltd.	3,100	57,478
Toho Bank Ltd. (The)	3,600	12,191
TOMONY Holdings, Inc.	2,100	9,108
Yamagata Bank Ltd. (The)(a)	2,300	10,071
Yamaguchi Financial Group, Inc.(a)	3,500	36,344
Yamanashi Chuo Bank Ltd. (The)	1,700	6,919

Total Banks		2,793,304

Capital Markets - 9.8%
Daiwa Securities Group, Inc.(a)	22,700	179,411
Jafco Co., Ltd.(a)	500	17,369
Matsui Securities Co., Ltd.(a)	1,700	14,931
Monex Group, Inc.(a)	2,800	6,749
Nomura Holdings, Inc.	31,550	181,624
Okasan Securities Group, Inc.	2,700	20,606
SBI Holdings, Inc.	2,750	30,414
Tokai Tokyo Financial Holdings, Inc.	2,950	20,471

Total Capital Markets		471,575

Consumer Finance - 2.8%
Acom Co., Ltd.*(a)	6,050	18,670
AEON Financial Service Co., Ltd.(a)	1,150	23,039
Aiful Corp.*(a)	3,900	13,272
Credit Saison Co., Ltd.	2,050	38,625
Hitachi Capital Corp.	650	14,497
J Trust Co., Ltd.(a)	900	7,972
Jaccs Co., Ltd.(a)	1,800	9,203
Orient Corp.*	6,200	10,239

Total Consumer Finance		135,517

Diversified Financial Services - 8.7%
Century Tokyo Leasing Corp.	850	21,304
Fuyo General Lease Co., Ltd.	300	10,472
IBJ Leasing Co., Ltd.	500	10,021
Japan Exchange Group, Inc.(a)	3,450	81,606
Japan Securities Finance Co., Ltd.	1,400	7,135
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,500	35,781
ORIX Corp.	18,300	232,537
Zenkoku Hosho Co., Ltd.	650	18,623

Total Diversified Financial Services		417,479

Insurance - 20.6%
Dai-ichi Life Insurance Co., Ltd. (The)	14,750	226,488
MS&AD Insurance Group Holdings, Inc.	6,900	165,774
Sompo Japan Nipponkoa Holdings, Inc.	5,350	136,143
Sony Financial Holdings, Inc.(a)	2,300	34,185
T&D Holdings, Inc.	8,550	103,973
Tokio Marine Holdings, Inc.	10,000	328,079

Total Insurance		994,642

TOTAL COMMON STOCKS (Cost: $5,057,302)		4,812,517

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

December 31, 2014

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 14.0%

United States - 14.0%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $673,988)(c)	673,988	$673,988

TOTAL INVESTMENTS IN SECURITIES - 113.8% (Cost: $5,731,290)		5,486,505
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (13.8)%		(667,242)

NET ASSETS - 100.0%		$4,819,263

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)	At December 31, 2014, the total market value of the Fund’s securities on loan was $639,792 and the total market value of the collateral held by the Fund was $673,988.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.8%

Japan - 99.8%

Biotechnology - 0.4%
3-D Matrix Ltd.*(a)	120	$2,140
Takara Bio, Inc.(a)	300	3,566

Total Biotechnology		5,706

Food & Staples Retailing - 4.9%
Ain Pharmaciez, Inc.	150	4,316
Cocokara fine, Inc.	150	3,751
Cosmos Pharmaceutical Corp.	60	8,232
Matsumotokiyoshi Holdings Co., Ltd.(a)	320	9,235
Sugi Holdings Co., Ltd.(a)	230	9,448
Sundrug Co., Ltd.	210	8,644
Tsuruha Holdings, Inc.	235	13,701
Welcia Holdings Co., Ltd.	150	4,472

Total Food & Staples Retailing		61,799

Health Care Equipment & Supplies - 18.1%
Asahi Intecc Co., Ltd.	190	9,382
Hogy Medical Co., Ltd.	80	3,670
Nakanishi, Inc.	160	6,819
Nihon Kohden Corp.	310	15,462
Nikkiso Co., Ltd.	550	5,138
Nipro Corp.(a)	700	6,089
Olympus Corp.*	2,040	72,654
Paramount Bed Holdings Co., Ltd.	150	4,003
Sysmex Corp.	1,110	49,901
Terumo Corp.	2,480	57,028

Total Health Care Equipment & Supplies		230,146

Health Care Providers & Services - 6.4%
Alfresa Holdings Corp.	1,440	17,535
Medipal Holdings Corp.	1,350	15,820
Miraca Holdings, Inc.(a)	420	18,251
Ship Healthcare Holdings, Inc.	280	6,404
Suzuken Co., Ltd.	610	16,993
Toho Holdings Co., Ltd.(a)	400	5,855

Total Health Care Providers & Services		80,858

Health Care Technology - 1.5%
M3, Inc.(a)	1,100	18,560

Pharmaceuticals - 68.5%
Astellas Pharma, Inc.	9,110	128,146
Chugai Pharmaceutical Co., Ltd.(a)	1,450	35,846
Daiichi Sankyo Co., Ltd.(a)	4,522	63,665
Eisai Co., Ltd.(a)	1,840	71,700
Hisamitsu Pharmaceutical Co., Inc.(a)	560	17,702
Kaken Pharmaceutical Co., Ltd.	630	12,280
Kissei Pharmaceutical Co., Ltd.	250	6,610
KYORIN Holdings, Inc.	400	7,463
Kyowa Hakko Kirin Co., Ltd.(a)	1,850	17,529
Mitsubishi Tanabe Pharma Corp.	1,675	24,728
Mochida Pharmaceutical Co., Ltd.	80	4,357
Nichi-iko Pharmaceutical Co., Ltd.	340	5,317
Nippon Shinyaku Co., Ltd.	428	13,887
Ono Pharmaceutical Co., Ltd.(a)	710	63,542
Otsuka Holdings Co., Ltd.(a)	3,620	109,208
Rohto Pharmaceutical Co., Ltd.	821	10,306
Santen Pharmaceutical Co., Ltd.	550	29,680
Sawai Pharmaceutical Co., Ltd.(a)	230	13,313
Seikagaku Corp.(a)	350	5,719
Shionogi & Co., Ltd.	2,200	57,342
Sosei Group Corp.*(a)	80	2,916
Sumitomo Dainippon Pharma Co., Ltd.(a)	1,200	11,720
Taisho Pharmaceutical Holdings Co., Ltd.	280	17,282
Takeda Pharmaceutical Co., Ltd.	2,997	124,897
Tsumura & Co.(a)	495	11,052
ZERIA Pharmaceutical Co., Ltd.	350	5,879

Total Pharmaceuticals		872,086

TOTAL COMMON STOCKS (Cost: $1,245,872)		1,269,155

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.3%

United States - 28.3%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $360,647)(c)	360,647	360,647

TOTAL INVESTMENTS IN SECURITIES - 128.1% (Cost: $1,606,519)		1,629,802
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (28.1)%		(357,349)

NET ASSETS - 100.0%		$1,272,453

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)	At December 31, 2014, the total market value of the Fund’s securities on loan was $343,141 and the total market value of the collateral held by the Fund was $360,647.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.8%

Japan - 99.8%

Building Products - 4.8%
LIXIL Group Corp.(a)	38,975	$830,244
Nichias Corp.	17,568	100,958
Okabe Co., Ltd.	7,325	67,021
Sankyo Tateyama, Inc.	4,618	85,354
Takara Standard Co., Ltd.	17,314	126,070
TOTO Ltd.	43,938	515,991

Total Building Products		1,725,638

Construction & Engineering - 13.0%
Hazama Ando Corp.	24,206	157,275
Kajima Corp.(a)	135,870	565,488
Kumagai Gumi Co., Ltd.*(a)	42,704	138,553
Maeda Corp.(a)	24,517	201,829
Maeda Road Construction Co., Ltd.	8,693	129,929
Nippo Corp.	7,039	116,010
Nishimatsu Construction Co., Ltd.	43,483	180,250
Obayashi Corp.(a)	103,200	673,970
Okumura Corp.(a)	28,332	129,496
Penta-Ocean Construction Co., Ltd.(a)	37,391	129,112
Shimizu Corp.	102,761	705,386
SHO-BOND Holdings Co., Ltd.	3,255	128,006
Sumitomo Mitsui Construction Co., Ltd.*	98,165	125,270
Taisei Corp.(a)	163,255	935,454
Tekken Corp.(a)	19,676	75,983
Toda Corp.	32,542	129,739
Totetsu Kogyo Co., Ltd.(a)	4,928	113,238
Yokogawa Bridge Holdings Corp.	5,407	62,190

Total Construction & Engineering		4,697,178

Construction Materials - 1.9%
Sumitomo Osaka Cement Co., Ltd.(a)	57,414	165,210
Taiheiyo Cement Corp.	169,398	535,484

Total Construction Materials		700,694

Household Durables - 7.7%
Haseko Corp.	40,566	330,226
Iida Group Holdings Co., Ltd.	20,897	257,607
PanaHome Corp.(a)	9,845	63,391
Sekisui Chemical Co., Ltd.	64,189	778,973
Sekisui House Ltd.(a)	85,243	1,128,326
Sumitomo Forestry Co., Ltd.	22,168	218,916

Total Household Durables		2,777,439

Real Estate Investment Trusts (REITs) - 28.9%
Activia Properties, Inc.	34	296,626
Advance Residence Investment Corp.(a)	179	479,244
AEON REIT Investment Corp.(a)	125	177,655
Comforia Residential REIT, Inc.	50	109,471
Daiwa House REIT Investment Corp.(a)	39	195,171
Daiwa House Residential Investment Corp.	53	256,391
Daiwa Office Investment Corp.(a)	35	196,464
Frontier Real Estate Investment Corp.(a)	65	298,178
Fukuoka REIT Co.	82	152,448
Global One Real Estate Investment Corp.	26	99,103
GLP J-REIT(a)	277	308,663
Hankyu REIT, Inc.	70	89,445
Hulic Reit, Inc.(a)	100	151,883
Industrial & Infrastructure Fund Investment Corp.	46	212,936
Japan Excellent, Inc.(a)	163	218,203
Japan Hotel REIT Investment Corp.(a)	344	220,927
Japan Logistics Fund, Inc.(a)	108	242,762
Japan Prime Realty Investment Corp.	101	352,125
Japan Real Estate Investment Corp.	177	856,249
Japan Rental Housing Investments, Inc.	111	91,563
Japan Retail Fund Investment Corp.(a)	318	673,690
Kenedix Office Investment Corp.(a)	51	287,977
Kenedix Residential Investment Corp.	34	102,231
Mori Hills REIT Investment Corp.(a)	189	271,768
Mori Trust Sogo REIT, Inc.(a)	128	257,292
Nippon Accommodations Fund, Inc.(a)	54	213,712
Nippon Building Fund, Inc.(a)	198	997,473
Nippon Prologis REIT, Inc.	231	502,094
Nomura Real Estate Master Fund, Inc.	211	273,836
Nomura Real Estate Office Fund, Inc.	50	248,134
Nomura Real Estate Residential Fund, Inc.	21	126,461
Orix JREIT, Inc.	281	395,620
Premier Investment Corp.	27	132,866
Sekisui House SI Residential Investment Corp.(a)	114	129,503
Tokyu REIT, Inc.	125	170,566
Top REIT, Inc.	22	98,903
United Urban Investment Corp.	358	564,045

Total Real Estate Investment Trusts (REITs)		10,451,678

Real Estate Management & Development - 40.5%
Aeon Mall Co., Ltd.	15,648	279,822
Daibiru Corp.	7,710	73,052
Daikyo, Inc.	46,377	72,334
Daito Trust Construction Co., Ltd.	11,108	1,269,274
Daiwa House Industry Co., Ltd.(a)	93,645	1,790,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

December 31, 2014

Investments	Shares	Value
Heiwa Real Estate Co., Ltd.	4,902	$75,148
Hulic Co., Ltd.(a)	51,420	519,368
Kenedix, Inc.(a)	35,688	164,904
Leopalace21 Corp.*	32,367	206,250
Mitsubishi Estate Co., Ltd.	164,679	3,510,048
Mitsui Fudosan Co., Ltd.	115,892	3,146,324
Nomura Real Estate Holdings, Inc.	16,679	289,078
NTT Urban Development Corp.	14,073	143,553
Sumitomo Realty & Development Co., Ltd.	64,070	2,207,809
Tokyo Tatemono Co., Ltd.	56,089	412,147
Tokyu Fudosan Holdings Corp.	70,229	492,619

Total Real Estate Management & Development		14,652,697

Transportation Infrastructure - 3.0%
Japan Airport Terminal Co., Ltd.	8,538	340,751
Kamigumi Co., Ltd.	32,673	293,224
Mitsubishi Logistics Corp.	22,695	334,855
Sumitomo Warehouse Co., Ltd. (The)	20,803	112,782

Total Transportation Infrastructure		1,081,612

TOTAL COMMON STOCKS (Cost: $36,807,807)		36,086,936

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 19.6%

United States - 19.6%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $7,073,434)(c)	7,073,434	7,073,434

TOTAL INVESTMENTS IN SECURITIES - 119.4% (Cost: $43,881,241)		43,160,370
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (19.4)%		(7,012,376)

NET ASSETS - 100.0%		$36,147,994

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)	At December 31, 2014, the total market value of the Fund’s securities on loan was $6,717,910 and the total market value of the collateral held by the Fund was $7,073,434.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.5%

Japan - 99.5%

Air Freight & Logistics - 0.3%
Kintetsu World Express, Inc.(a)	3,000	$116,102
Mitsui-Soko Holdings Co., Ltd.	28,000	100,188
Shibusawa Warehouse Co., Ltd. (The)	20,000	57,550

Total Air Freight & Logistics		273,840

Auto Components - 6.0%
Aisan Industry Co., Ltd.	18,800	162,606
Akebono Brake Industry Co., Ltd.(a)	28,900	102,203
Calsonic Kansei Corp.(a)	32,000	180,425
Daido Metal Co., Ltd.	8,000	81,138
Eagle Industry Co., Ltd.	6,800	126,307
Exedy Corp.	9,900	240,533
FCC Co., Ltd.(a)	11,600	202,500
G-Tekt Corp.	6,698	64,134
H-One Co., Ltd.	5,252	29,612
Keihin Corp.	16,000	239,543
Kinugawa Rubber Industrial Co., Ltd.	14,000	60,136
KYB Co., Ltd.	43,000	185,421
Musashi Seimitsu Industry Co., Ltd.	6,000	115,101
NHK Spring Co., Ltd.	49,900	439,505
Nifco, Inc.	11,000	359,648
Nissin Kogyo Co., Ltd.(a)	13,400	187,652
Pacific Industrial Co., Ltd.(a)	12,700	99,570
Press Kogyo Co., Ltd.(a)	31,000	111,439
Riken Corp.	26,000	99,103
Sanden Corp.(a)	28,000	151,566
Sanoh Industrial Co., Ltd.	12,300	77,866
Showa Corp.	18,000	168,748
Sumitomo Riko Co., Ltd.(a)	18,400	139,502
T. RAD Co., Ltd.	47,000	98,786
Tachi-S Co., Ltd.(a)	2,900	40,200
Taiho Kogyo Co., Ltd.	8,600	94,539
Takata Corp.(a)	10,200	124,294
Tokai Rika Co., Ltd.(a)	23,825	506,128
Topre Corp.	5,300	76,785
Toyo Tire & Rubber Co., Ltd.(a)	16,500	328,362
Toyota Boshoku Corp.	30,700	413,533
TPR Co., Ltd.	5,906	151,720
TS Tech Co., Ltd.	13,100	309,321
Unipres Corp.(a)	6,400	105,799

Total Auto Components		5,873,725

Banks - 8.3%
77 Bank Ltd. (The)	55,000	292,214
Aomori Bank Ltd. (The)	62,000	180,475
Ashikaga Holdings Co., Ltd.	27,100	110,077
Awa Bank Ltd. (The)	38,000	205,063
Bank of Iwate Ltd. (The)	2,400	104,091
Bank of Nagoya Ltd. (The)	39,000	146,053
Bank of Saga Ltd. (The)	40,000	91,747
Bank of the Ryukyus Ltd.	9,600	136,439
Daisan Bank Ltd. (The)	66,000	110,647
Daishi Bank Ltd. (The)	79,000	264,223
Ehime Bank Ltd. (The)	50,000	105,926
Eighteenth Bank Ltd. (The)	55,000	155,052
FIDEA Holdings Co., Ltd.(a)	41,200	75,599
Fukui Bank Ltd. (The)	55,000	123,400
Higashi-Nippon Bank Ltd. (The)	48,000	134,918
Higo Bank Ltd. (The)(a)	42,000	224,897
Hokuetsu Bank Ltd. (The)(a)	62,000	113,249
Hyakugo Bank Ltd. (The)	50,000	207,682
Hyakujushi Bank Ltd. (The)	62,000	204,779
Jimoto Holdings, Inc.	49,000	93,999
Juroku Bank Ltd. (The)	79,000	282,013
Kagoshima Bank Ltd. (The)	27,000	170,925
Kansai Urban Banking Corp.	24,200	252,708
Keiyo Bank Ltd. (The)	61,000	343,934
Kiyo Bank Ltd. (The)	17,098	218,903
Michinoku Bank Ltd. (The)	52,000	97,152
Mie Bank Ltd. (The)	51,000	116,552
Minato Bank Ltd. (The)	86,587	153,827
Miyazaki Bank Ltd. (The)	40,000	125,777
Musashino Bank Ltd. (The)	6,500	218,754
Nanto Bank Ltd. (The)	46,000	159,606
Nishi-Nippon City Bank Ltd. (The)	189,000	551,733
North Pacific Bank Ltd.	56,600	220,933
Ogaki Kyoritsu Bank Ltd. (The)	90,000	273,239
Oita Bank Ltd. (The)(a)	30,000	107,094
San-In Godo Bank Ltd. (The)	25,000	189,541
Senshu Ikeda Holdings, Inc.	76,900	351,484
Shiga Bank Ltd. (The)(a)	30,000	161,391
Shikoku Bank Ltd. (The)	57,000	120,280
Tochigi Bank Ltd. (The)	22,000	98,353
Toho Bank Ltd. (The)	64,000	216,723
Tokyo TY Financial Group, Inc.*(a)	5,600	156,237
TOMONY Holdings, Inc.	26,400	114,500
Tottori Bank Ltd. (The)	21,000	41,336
Towa Bank Ltd. (The)	66,000	56,149
Yamagata Bank Ltd. (The)(a)	23,000	100,713
Yamanashi Chuo Bank Ltd. (The)	26,000	105,826

Total Banks		8,086,213

Beverages - 1.2%
Coca-Cola West Co., Ltd.	26,917	372,902
Ito En Ltd.(a)	14,900	270,175
Sapporo Holdings Ltd.	64,000	273,306
Takara Holdings, Inc.(a)	32,500	212,519

Total Beverages		1,128,902

Building Products - 1.8%
Aica Kogyo Co., Ltd.	14,000	292,039
Bunka Shutter Co., Ltd.	11,000	89,912
Central Glass Co., Ltd.	52,000	189,966
Eidai Co., Ltd.	8,000	31,161
Nichiha Corp.	10,500	104,304
Okabe Co., Ltd.	11,800	107,966
Sanwa Holdings Corp.	50,300	354,086
Sekisui Jushi Corp.	6,700	90,306
Takara Standard Co., Ltd.(a)	27,000	196,597
Takasago Thermal Engineering Co., Ltd.	21,000	270,962

Total Building Products		1,727,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2014

Investments	Shares	Value
Capital Markets - 1.7%
Ichigo Group Holdings Co., Ltd.(a)	17,200	$35,865
Ichiyoshi Securities Co., Ltd.(a)	22,000	240,194
IwaiCosmo Holdings, Inc.	11,800	134,047
kabu.com Securities Co., Ltd.(a)	66,100	328,584
Kyokuto Securities Co., Ltd.	24,700	396,988
Monex Group, Inc.(a)	119,065	286,999
Sparx Group Co., Ltd.(a)	23,300	40,033
Takagi Securities Co., Ltd.	21,281	46,682
Toyo Securities Co., Ltd.	35,000	101,589

Total Capital Markets		1,610,981

Chemicals - 8.4%
Achilles Corp.	53,000	65,866
ADEKA Corp.	19,900	237,681
Asahi Organic Chemicals Industry Co., Ltd.	36,000	85,875
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	25,000	134,910
Daiso Co., Ltd.	29,885	96,962
Denki Kagaku Kogyo K.K.	126,000	466,608
Earth Chemical Co., Ltd.	6,200	207,623
Fujimori Kogyo Co., Ltd.	3,200	90,479
Gun-Ei Chemical Industry Co., Ltd.	19,000	54,514
JSP Corp.(a)	7,217	129,418
Kaneka Corp.(a)	91,240	493,128
Koatsu Gas Kogyo Co., Ltd.	10,000	48,543
Konishi Co., Ltd.	3,600	57,500
Kumiai Chemical Industry Co., Ltd.(a)	6,000	40,385
Kureha Corp.(a)	39,000	164,919
Lintec Corp.	16,000	357,513
Nihon Nohyaku Co., Ltd.	9,100	106,032
Nihon Parkerizing Co., Ltd.	6,200	142,932
Nippon Kayaku Co., Ltd.	35,000	440,219
Nippon Synthetic Chemical Industry Co., Ltd. (The)(a)	26,000	155,486
Nippon Valqua Industries Ltd.	43,000	115,843
NOF Corp.	40,000	254,890
Okamoto Industries, Inc.	32,000	114,500
Riken Technos Corp.	8,200	30,435
Sakai Chemical Industry Co., Ltd.	41,000	130,631
Sakata INX Corp.	13,000	146,161
Sanyo Chemical Industries Ltd.(a)	26,000	189,099
Sekisui Plastics Co., Ltd.	28,000	107,661
Showa Denko K.K.(a)	328,759	408,567
Sumitomo Bakelite Co., Ltd.(a)	73,000	286,776
Taiyo Holdings Co., Ltd.	9,600	344,301
Takasago International Corp.	21,000	95,459
Takiron Co., Ltd.	32,000	143,592
Teijin Ltd.(a)	166,000	444,439
Toagosei Co., Ltd.(a)	62,000	248,217
Tokai Carbon Co., Ltd.(a)	50,000	148,046
Toyo Ink SC Holdings Co., Ltd.	84,000	416,865
Toyobo Co., Ltd.(a)	200,000	270,236
Ube Industries Ltd.(a)	292,800	439,585
Zeon Corp.(a)	31,000	281,054

Total Chemicals		8,192,950

Commercial Services & Supplies - 2.4%
Aeon Delight Co., Ltd.	11,900	279,895
Daiseki Co., Ltd.(a)	5,900	103,094
Duskin Co., Ltd.(a)	23,300	344,753
Itoki Corp.(a)	13,700	70,845
Kokuyo Co., Ltd.	28,700	215,917
Kyodo Printing Co., Ltd.	29,000	92,639
Kyoritsu Printing Co., Ltd.	19,500	47,329
Matsuda Sangyo Co., Ltd.	7,600	82,596
Mitsubishi Pencil Co., Ltd.	1,300	39,088
Moshi Moshi Hotline, Inc.	21,600	200,876
NAC Co., Ltd.	4,200	39,900
Nippon Parking Development Co., Ltd.	80,600	82,015
Okamura Corp.	25,800	182,910
Pilot Corp.	800	46,241
Sato Holdings Corp.	6,000	137,620
Toppan Forms Co., Ltd.(a)	30,300	306,804
Uchida Yoko Co., Ltd.	13,000	41,203

Total Commercial Services & Supplies		2,313,725

Communications Equipment - 0.3%
Hitachi Kokusai Electric, Inc.(a)	23,000	325,927

Construction & Engineering - 3.9%
Dai-Dan Co., Ltd.	5,000	30,402
Fudo Tetra Corp.	23,500	48,609
Hazama Ando Corp.	18,700	121,501
Kandenko Co., Ltd.(a)	41,000	236,640
Kitano Construction Corp.	33,000	106,793
Kyowa Exeo Corp.	22,500	242,275
Kyudenko Corp.(a)	8,000	89,612
Maeda Corp.(a)	19,000	156,412
Maeda Road Construction Co., Ltd.(a)	18,000	269,035
Mirait Holdings Corp.	18,144	207,628
Nichireki Co., Ltd.(a)	4,000	29,860
Nippo Corp.	11,000	181,292
Nippon Densetsu Kogyo Co., Ltd.(a)	6,200	83,877
Nippon Road Co., Ltd. (The)	31,000	154,360
Nippon Steel & Sumikin Texeng Co., Ltd.	11,000	52,479
Nishimatsu Construction Co., Ltd.	41,000	169,957
Obayashi Road Corp.	11,000	71,471
Okumura Corp.(a)	51,000	233,104
Raito Kogyo Co., Ltd.	7,300	64,296
SHO-BOND Holdings Co., Ltd.	2,800	110,113
Sumitomo Densetsu Co., Ltd.	6,200	77,464
Taikisha Ltd.	7,300	160,193
Toda Corp.	49,000	195,354
Toenec Corp.	10,000	47,208
Tokyu Construction Co., Ltd.	14,600	69,289
Toshiba Plant Systems & Services Corp.	11,400	177,996
Totetsu Kogyo Co., Ltd.(a)	5,600	128,679
Toyo Construction Co., Ltd.(a)	13,500	58,551
Toyo Engineering Corp.(a)	13,000	48,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2014

Investments	Shares	Value
Yahagi Construction Co., Ltd.	6,600	$52,406
Yurtec Corp.	19,000	111,247

Total Construction & Engineering		3,786,245

Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.(a)	57,000	164,018

Containers & Packaging - 0.5%
FP Corp.	1,900	61,408
Nihon Yamamura Glass Co., Ltd.	66,000	94,683
Rengo Co., Ltd.(a)	67,381	279,314
Tomoku Co., Ltd.	36,000	85,575

Total Containers & Packaging		520,980

Distributors - 0.5%
Doshisha Co., Ltd.	6,700	95,391
Happinet Corp.(a)	3,500	44,051
Paltac Corp.	19,003	220,786
Sankyo Seiko Co., Ltd.	22,500	88,953

Total Distributors		449,181

Diversified Consumer Services - 0.1%
Meiko Network Japan Co., Ltd.	6,400	65,391
Studio Alice Co., Ltd.	4,300	58,997

Total Diversified Consumer Services		124,388

Diversified Financial Services - 0.1%
Ricoh Leasing Co., Ltd.	5,200	135,102

Electric Utilities - 0.1%
Okinawa Electric Power Co., Inc. (The)	3,200	101,822

Electrical Equipment - 1.9%
Daihen Corp.	22,000	111,748
Denyo Co., Ltd.	3,600	54,438
Endo Lighting Corp.(a)	7,709	84,745
Fujikura Ltd.	50,000	208,516
Furukawa Electric Co., Ltd.(a)	97,000	162,617
GS Yuasa Corp.(a)	52,000	223,362
Idec Corp.	7,700	66,278
Kyosan Electric Manufacturing Co., Ltd.	18,000	56,299
Nippon Carbon Co., Ltd.	43,000	82,130
Nissin Electric Co., Ltd.	26,000	140,523
Nitto Kogyo Corp.	9,600	188,485
Odelic Co., Ltd.	2,600	63,214
Sanyo Denki Co., Ltd.	18,000	122,207
Tatsuta Electric Wire and Cable Co., Ltd.	12,500	53,067
Ushio, Inc.(a)	23,700	250,649

Total Electrical Equipment		1,868,278

Electronic Equipment, Instruments & Components - 3.9%
Ai Holdings Corp.	8,800	156,777
Amano Corp.	24,400	253,372
Anritsu Corp.(a)	22,800	159,930
Azbil Corp.(a)	19,900	463,080
Canon Electronics, Inc.(a)	13,000	206,773
CONEXIO Corp.	10,500	98,611
Daiwabo Holdings Co., Ltd.	59,000	103,340
Enplas Corp.(a)	1,329	45,447
Hakuto Co., Ltd.	10,100	100,499
Horiba Ltd.(a)	8,300	277,947
Japan Aviation Electronics Industry Ltd.	7,000	155,419
Kaga Electronics Co., Ltd.	6,200	78,240
Koa Corp.	7,600	72,327
Macnica, Inc.(a)	3,600	101,038
Nichicon Corp.	17,200	135,999
Nippon Signal Co., Ltd. (The)	13,200	139,933
Nohmi Bosai Ltd.	9,866	131,086
Oki Electric Industry Co., Ltd.(a)	96,000	185,763
Optex Co., Ltd.	5,900	95,467
Ryoden Trading Co., Ltd.	19,000	129,313
Ryosan Co., Ltd.	7,500	164,957
Sanshin Electronics Co., Ltd.	7,700	53,048
Siix Corp.(a)	6,200	131,814
SMK Corp.	19,000	77,017
Taiyo Yuden Co., Ltd.	9,900	117,170
Topcon Corp.	6,700	144,176
UKC Holdings Corp.	4,100	58,237

Total Electronic Equipment, Instruments & Components		3,836,780

Energy Equipment & Services - 0.3%
Modec, Inc.	8,400	142,785
Shinko Plantech Co., Ltd.	16,200	114,175

Total Energy Equipment & Services		256,960

Food & Staples Retailing - 3.1%
Ain Pharmaciez, Inc.(a)	3,600	103,591
Arcs Co., Ltd.(a)	12,000	248,918
Belc Co., Ltd.	5,100	155,474
Cawachi Ltd.(a)	5,900	87,839
Cocokara fine, Inc.(a)	5,100	127,527
Heiwado Co., Ltd.	10,600	205,997
Kasumi Co., Ltd.	14,800	125,170
Kato Sangyo Co., Ltd.	9,200	175,030
Maruetsu, Inc. (The)(a)	20,000	87,910
Matsumotokiyoshi Holdings Co., Ltd.(a)	9,700	279,928
Ministop Co., Ltd.(a)	7,800	103,896
Mitsubishi Shokuhin Co., Ltd.	9,500	208,787
Okuwa Co., Ltd.	6,000	46,240
Qol Co., Ltd.	8,400	56,119
S Foods, Inc.	1,800	35,866
San-A Co., Ltd.	4,200	143,100
UNY Group Holdings Co., Ltd.	83,436	426,592
Valor Co., Ltd.	10,200	182,825
Welcia Holdings Co., Ltd.	5,000	149,089
Yokohama Reito Co., Ltd.	11,500	77,309

Total Food & Staples Retailing		3,027,207

Food Products - 4.4%
Ariake Japan Co., Ltd.	6,400	156,991
Ezaki Glico Co., Ltd.(a)	7,300	258,768
Fuji Oil Co., Ltd.(a)	16,451	211,032
Fujicco Co., Ltd.	4,000	66,925
Hokuto Corp.(a)	8,900	148,537
Itoham Foods, Inc.(a)	43,000	227,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2014

Investments	Shares	Value
J-Oil Mills, Inc.	52,000	$169,582
Kagome Co., Ltd.(a)	15,600	237,848
Kameda Seika Co., Ltd.	1,800	55,549
Kewpie Corp.(a)	22,800	428,064
Marudai Food Co., Ltd.	45,000	155,386
Maruha Nichiro Corp.(a)	10,000	150,799
Megmilk Snow Brand Co., Ltd.	16,500	198,036
Mitsui Sugar Co., Ltd.	36,000	119,204
Morinaga & Co., Ltd.(a)	95,000	250,386
Morinaga Milk Industry Co., Ltd.	49,000	170,015
Nagatanien Co., Ltd.	3,000	27,324
Nakamuraya Co., Ltd.	12,000	46,841
Nichirei Corp.	55,000	250,928
Nippon Beet Sugar Manufacturing Co., Ltd.	60,000	104,091
Nippon Flour Mills Co., Ltd.	45,000	200,801
Nisshin Oillio Group Ltd. (The)(a)	60,000	210,684
Rock Field Co., Ltd.(a)	3,200	52,072
Sakata Seed Corp.(a)	8,700	145,562
Showa Sangyo Co., Ltd.	32,000	128,646
Starzen Co., Ltd.	32,000	112,365
Warabeya Nichiyo Co., Ltd.	2,500	42,329

Total Food Products		4,325,789

Gas Utilities - 0.2%
Saibu Gas Co., Ltd.(a)	72,000	157,938
Shizuoka Gas Co., Ltd.	11,800	74,405

Total Gas Utilities		232,343

Health Care Equipment & Supplies - 1.6%
Asahi Intecc Co., Ltd.(a)	1,300	64,190
Hogy Medical Co., Ltd.(a)	3,200	146,795
Nagaileben Co., Ltd.	8,900	145,197
Nakanishi, Inc.	2,400	102,290
Nihon Kohden Corp.	6,500	324,200
Nikkiso Co., Ltd.	14,100	131,715
Nipro Corp.(a)	55,123	479,530
Nissui Pharmaceutical Co., Ltd.	6,800	71,690
Paramount Bed Holdings Co., Ltd.	4,303	114,847

Total Health Care Equipment & Supplies		1,580,454

Health Care Providers & Services - 0.8%
As One Corp.	3,400	89,328
BML, Inc.	3,400	90,604
Message Co., Ltd.(a)	2,300	63,401
Nichii Gakkan Co.(a)	16,200	129,173
Ship Healthcare Holdings, Inc.	6,259	143,144
Toho Holdings Co., Ltd.(a)	9,500	139,059
Vital KSK Holdings, Inc.(a)	11,500	87,189

Total Health Care Providers & Services		741,898

Hotels, Restaurants & Leisure - 3.0%
Accordia Golf Co., Ltd.	44,900	407,075
Aeon Fantasy Co., Ltd.	5,600	73,284
Doutor Nichires Holdings Co., Ltd.(a)	10,100	145,989
Fuji Kyuko Co., Ltd.	3,000	29,125
Hiramatsu, Inc.	9,100	49,335
Ichibanya Co., Ltd.(a)	2,648	112,639
Kyoritsu Maintenance Co., Ltd.(a)	2,600	126,210
MOS Food Services, Inc.	3,200	59,359
Ohsho Food Service Corp.(a)	5,600	204,345
PGM Holdings K.K.	9,300	88,427
Plenus Co., Ltd.	9,000	161,466
Resorttrust, Inc.(a)	17,400	384,732
Round One Corp.(a)	25,300	148,557
Royal Holdings Co., Ltd.(a)	3,600	50,384
Saizeriya Co., Ltd.	8,900	117,657
St. Marc Holdings Co., Ltd.	2,900	167,864
Tokyo Dome Corp.	19,000	84,307
Tokyotokeiba Co., Ltd.(a)	30,000	74,815
WATAMI Co., Ltd.(a)	7,800	72,604
Yoshinoya Holdings Co., Ltd.(a)	12,900	148,910
Zensho Holdings Co., Ltd.(a)	23,505	193,890

Total Hotels, Restaurants & Leisure		2,900,974

Household Durables - 2.4%
Cleanup Corp.	10,500	76,892
Foster Electric Co., Ltd.(a)	11,806	209,346
France Bed Holdings Co., Ltd.	86,000	129,830
Fuji Corp., Ltd.(a)	23,300	135,064
Fujitsu General Ltd.(a)	12,000	116,602
Haseko Corp.	10,700	87,103
Higashi Nihon House Co., Ltd.(a)	16,000	69,928
Misawa Homes Co., Ltd.(a)	6,441	55,226
PanaHome Corp.(a)	48,000	309,071
Pressance Corp.	2,900	90,946
Sangetsu Co., Ltd.	10,400	253,722
Starts Corp., Inc.	8,200	108,472
Sumitomo Forestry Co., Ltd.	30,000	296,259
Tama Home Co., Ltd.(a)	12,046	59,278
Tamron Co., Ltd.	6,500	129,518
TOA Corp.(a)	6,500	66,900
Token Corp.	2,880	116,862
West Holdings Corp.(a)	4,500	38,209

Total Household Durables		2,349,228

Household Products - 0.7%
Lion Corp.(a)	55,000	289,003
Pigeon Corp.	6,800	400,417

Total Household Products		689,420

Industrial Conglomerates - 0.7%
Keihan Electric Railway Co., Ltd.(a)	85,110	459,287
Nisshinbo Holdings, Inc.	26,000	271,287

Total Industrial Conglomerates		730,574

Internet & Catalog Retail - 0.3%
Belluna Co., Ltd.	18,200	76,659
Ikyu Corp.	6,900	77,808
Senshukai Co., Ltd.(a)	15,000	104,716

Total Internet & Catalog Retail		259,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2014

Investments	Shares	Value
Internet Software & Services - 1.0%
Dena Co., Ltd.(a)	35,483	$427,945
F@N Communications, Inc.(a)	5,600	61,841
GMO Internet, Inc.	19,100	163,767
Gree, Inc.(a)	35,600	214,975
Gurunavi, Inc.	4,600	64,264
Internet Initiative Japan, Inc.	3,900	80,280

Total Internet Software & Services		1,013,072

IT Services - 1.5%
Bit-isle, Inc.	14,100	58,566
DTS Corp.	3,400	73,136
Future Architect, Inc.	6,000	34,880
Ines Corp.	18,600	143,811
Information Services International-Dentsu Ltd.	5,700	57,193
IT Holdings Corp.	13,000	197,231
NEC Networks & System Integration Corp.	11,700	244,061
NET One Systems Co., Ltd.(a)	45,300	269,015
Nihon Unisys Ltd.	19,500	175,166
NS Solutions Corp.	9,600	259,827

Total IT Services		1,512,886

Leisure Products - 1.3%
Daikoku Denki Co., Ltd.(a)	6,700	100,253
Fields Corp.	12,200	152,430
Heiwa Corp.	32,300	647,374
Mars Engineering Corp.	7,500	129,050
Mizuno Corp.(a)	31,000	152,291
Tomy Co., Ltd.(a)	22,500	119,167

Total Leisure Products		1,300,565

Life Sciences Tools & Services - 0.1%
CMIC Holdings Co., Ltd.(a)	3,700	58,110
EPS Corp.	5,900	70,370

Total Life Sciences Tools & Services		128,480

Machinery - 5.9%
Anest Iwata Corp.	10,400	71,129
Asahi Diamond Industrial Co., Ltd.(a)	9,200	97,452
Bando Chemical Industries Ltd.	22,000	80,187
CKD Corp.	14,600	140,770
Daifuku Co., Ltd.	15,100	170,779
DMG Mori Seiki Co., Ltd.	17,900	225,588
Fujitec Co., Ltd.(a)	21,400	229,538
Glory Ltd.(a)	10,800	294,558
Harmonic Drive Systems, Inc.	5,900	87,200
Hitachi Koki Co., Ltd.(a)	38,500	297,352
Hitachi Zosen Corp.(a)	30,135	176,444
Hosokawa Micron Corp.	9,000	52,171
Iseki & Co., Ltd.(a)	39,000	74,490
Japan Steel Works Ltd. (The)(a)	45,018	160,705
Kato Works Co., Ltd.	11,000	90,279
Kito Corp.(a)	2,400	23,921
Kitz Corp.(a)	22,400	92,294
Kobelco Eco-Solutions Co., Ltd.	18,433	105,006
Kyokuto Kaihatsu Kogyo Co., Ltd.(a)	7,571	90,995
Makino Milling Machine Co., Ltd.	10,000	75,149
Meidensha Corp.(a)	39,000	124,584
Mitsubishi Nichiyu Forklift Co., Ltd.	7,700	49,130
Mitsui Engineering & Shipbuilding Co., Ltd.	72,000	127,912
Miura Co., Ltd.(a)	22,500	229,513
Morita Holdings Corp.	7,700	76,682
Nachi-Fujikoshi Corp.	24,000	149,331
Nippon Sharyo Ltd.(a)	22,000	65,140
Nippon Thompson Co., Ltd.(a)	22,000	108,628
Nitta Corp.	6,000	137,120
Obara Group, Inc.(a)	3,200	143,592
Oiles Corp.	8,400	144,046
OKUMA Corp.(a)	12,000	95,784
OSG Corp.(a)	18,600	303,135
Shima Seiki Manufacturing Ltd.(a)	6,800	124,776
Sintokogio Ltd.	17,800	122,185
Sodick Co., Ltd.	16,800	138,301
Star Micronics Co., Ltd.	12,500	160,557
Tadano Ltd.	15,000	187,914
Takuma Co., Ltd.	10,000	67,309
Tocalo Co., Ltd.	6,100	105,521
Tsubakimoto Chain Co.	25,000	203,511
Tsugami Corp.(a)	22,000	118,721
Tsukishima Kikai Co., Ltd.(a)	4,500	47,329
Union Tool Co.(a)	2,800	61,981
YAMABIKO Corp.	1,800	78,669

Total Machinery		5,807,378

Marine - 0.8%
Iino Kaiun Kaisha Ltd.	18,500	104,308
Kawasaki Kisen Kaisha Ltd.(a)	187,000	506,902
NS United Kaiun Kaisha Ltd.	69,740	200,678

Total Marine		811,888

Media - 1.6%
Asatsu-DK, Inc.(a)	21,200	514,197
Avex Group Holdings, Inc.(a)	17,100	282,112
Daiichikosho Co., Ltd.	2,900	78,852
OPT, Inc.(a)	9,032	55,369
SKY Perfect JSAT Holdings, Inc.	80,600	480,662
Zenrin Co., Ltd.(a)	12,100	139,676

Total Media		1,550,868

Metals & Mining - 2.1%
Aichi Steel Corp.(a)	54,000	191,418
Asahi Holdings, Inc.	12,500	194,128
Daido Steel Co., Ltd.	40,000	152,467
Kurimoto Ltd.	32,000	61,120
Mitsubishi Steel Manufacturing Co., Ltd.	45,987	95,123
Mitsui Mining & Smelting Co., Ltd.	97,000	237,049
Neturen Co., Ltd.	12,400	83,773
Nippon Denko Co., Ltd.(a)	24,200	58,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2014

Investments	Shares	Value
Nisshin Steel Co., Ltd.(a)	12,532	$121,458
Nittetsu Mining Co., Ltd.	23,000	81,914
Sanyo Special Steel Co., Ltd.	23,000	77,501
Toho Zinc Co., Ltd.	27,000	90,529
Toyo Kohan Co., Ltd.	23,000	123,158
UACJ Corp.(a)	86,532	225,180
Yamato Kogyo Co., Ltd.	7,600	215,522

Total Metals & Mining		2,009,278

Multiline Retail - 0.4%
Fuji Co., Ltd.(a)	3,200	58,371
H2O Retailing Corp.(a)	17,500	280,683
Seria Co., Ltd.	2,646	88,277

Total Multiline Retail		427,331

Oil, Gas & Consumable Fuels - 0.8%
Cosmo Oil Co., Ltd.	94,000	134,067
Itochu Enex Co., Ltd.(a)	32,200	229,089
Mitsuuroko Group Holdings Co., Ltd.	5,300	24,534
Nippon Gas Co., Ltd.	6,400	144,713
San-Ai Oil Co., Ltd.	20,000	134,785
Sinanen Co., Ltd.	24,000	89,078

Total Oil, Gas & Consumable Fuels		756,266

Paper & Forest Products - 0.8%
Daiken Corp.	35,000	77,943
Daio Paper Corp.	12,000	98,987
Hokuetsu Kishu Paper Co., Ltd.(a)	50,800	217,784
Nippon Paper Industries Co., Ltd.(a)	22,600	327,233
Tokushu Tokai Paper Co., Ltd.	46,000	106,660

Total Paper & Forest Products		828,607

Personal Products - 1.1%
Artnature, Inc.	2,400	26,863
Dr. Ci:Labo Co., Ltd.(a)	5,000	171,400
Kose Corp.	8,500	334,981
Mandom Corp.	5,300	175,053
Pola Orbis Holdings, Inc.(a)	10,166	411,660

Total Personal Products		1,119,957

Pharmaceuticals - 2.7%
Fuso Pharmaceutical Industries Ltd.	32,000	79,536
JCR Pharmaceuticals Co., Ltd.	2,100	41,179
Kaken Pharmaceutical Co., Ltd.	24,000	467,809
KYORIN Holdings, Inc.	20,300	378,757
Mochida Pharmaceutical Co., Ltd.	3,900	212,411
Nichi-iko Pharmaceutical Co., Ltd.	10,100	157,951
Nippon Shinyaku Co., Ltd.(a)	8,000	259,560
Rohto Pharmaceutical Co., Ltd.(a)	15,400	193,311
Sawai Pharmaceutical Co., Ltd.(a)	5,300	306,785
Tsumura & Co.(a)	18,900	421,997
ZERIA Pharmaceutical Co., Ltd.(a)	5,600	94,069

Total Pharmaceuticals		2,613,365

Professional Services - 1.0%
en-japan, Inc.	2,700	42,832
Funai Soken Holdings, Inc.	8,800	72,590
Meitec Corp.	7,600	226,932
Nihon M&A Center, Inc.	3,400	103,791
Nomura Co., Ltd.	7,700	61,269
Pasco Corp.	12,000	34,030
Space Co., Ltd.	3,400	33,009
Temp Holdings Co., Ltd.(a)	6,400	203,111
Weathernews, Inc.	1,100	27,487
Yumeshin Holdings Co., Ltd.(a)	20,200	123,833

Total Professional Services		928,884

Real Estate Management & Development - 1.1%
Daikyo, Inc.	106,000	165,328
Heiwa Real Estate Co., Ltd.	6,300	96,580
Jowa Holdings Co., Ltd.	3,300	98,674
Keihanshin Building Co., Ltd.	15,100	80,352
Relo Holdings, Inc.	2,848	205,711
Sumitomo Real Estate Sales Co., Ltd.	8,400	190,777
Sun Frontier Fudousan Co., Ltd.(a)	4,500	41,924
Takara Leben Co., Ltd.	21,100	92,393
TOC Co., Ltd.	13,600	77,134

Total Real Estate Management & Development		1,048,873

Road & Rail - 2.5%
Fukuyama Transporting Co., Ltd.(a)	52,000	282,347
Hitachi Transport System Ltd.	17,700	218,639
Ichinen Holdings Co., Ltd.	5,800	51,714
Maruzen Showa Unyu Co., Ltd.	20,000	65,057
Nankai Electric Railway Co., Ltd.(a)	67,838	262,537
Nippon Konpo Unyu Soko Co., Ltd.	13,800	204,073
Nishi-Nippon Railroad Co., Ltd.	70,000	287,835
Sankyu, Inc.	65,000	266,733
Seino Holdings Co., Ltd.	20,000	203,178
Senko Co., Ltd.(a)	37,000	187,322
Sotetsu Holdings, Inc.(a)	79,000	328,137
Trancom Co., Ltd.	1,000	40,494

Total Road & Rail		2,398,066

Semiconductors & Semiconductor Equipment - 1.6%
Advantest Corp.(a)	24,900	313,807
Disco Corp.(a)	4,500	364,444
MegaChips Corp.	6,892	82,259
Mimasu Semiconductor Industry Co., Ltd.(a)	9,600	93,762
Mitsui High-Tec, Inc.	7,700	53,947
Nuflare Technology, Inc.	2,400	91,180
Sanken Electric Co., Ltd.	10,000	80,904
SCREEN Holdings Co., Ltd.	18,700	111,518
Shindengen Electric Manufacturing Co., Ltd.	20,000	116,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2014

Investments	Shares	Value
Shinko Electric Industries Co., Ltd.(a)	26,900	$185,100
UT Holdings Co., Ltd.	14,200	60,640

Total Semiconductors & Semiconductor Equipment		1,554,163

Software - 1.5%
Broadleaf Co., Ltd.	4,500	63,656
Capcom Co., Ltd.(a)	16,500	249,919
Fuji Soft, Inc.(a)	3,300	67,737
Koei Tecmo Holdings Co., Ltd.	28,600	424,843
Marvelous, Inc.(a)	6,800	92,447
Miroku Jyoho Service Co., Ltd.	11,600	58,438
Square Enix Holdings Co., Ltd.	20,450	427,779
Systena Corp.	12,800	92,241

Total Software		1,477,060

Specialty Retail - 5.7%
Adastria Holdings Co., Ltd.(a)	7,861	207,188
Alpen Co., Ltd.(a)	9,100	128,346
AOKI Holdings, Inc.	22,700	232,311
Aoyama Trading Co., Ltd.	18,300	403,563
Arcland Sakamoto Co., Ltd.	3,348	65,315
Autobacs Seven Co., Ltd.(a)	30,700	438,626
Bic Camera, Inc.(a)	23,200	268,969
Chiyoda Co., Ltd.(a)	9,600	189,926
DCM Holdings Co., Ltd.	43,700	281,383
EDION Corp.(a)	33,300	235,526
Geo Holdings Corp.(a)	24,200	194,779
Gulliver International Co., Ltd.(a)	17,700	122,827
Honeys Co., Ltd.(a)	9,340	73,461
Jin Co., Ltd.(a)	3,100	77,956
Joshin Denki Co., Ltd.	9,000	73,714
K’s Holdings Corp.(a)	13,917	367,963
Keiyo Co., Ltd.(a)	18,900	89,538
Komeri Co., Ltd.(a)	7,600	166,269
Konaka Co., Ltd.	12,700	66,310
Nishimatsuya Chain Co., Ltd.(a)	20,000	163,476
Pal Co., Ltd.	5,400	149,080
Right On Co., Ltd.	11,000	68,076
Sanrio Co., Ltd.(a)	23,557	589,441
Shimachu Co., Ltd.	6,800	166,179
T-Gaia Corp.	19,700	195,694
United Arrows Ltd.(a)	6,500	182,973
VT Holdings Co., Ltd.(a)	29,454	116,691
Xebio Co., Ltd.(a)	9,200	154,235
Yellow Hat Ltd.	5,900	121,597

Total Specialty Retail		5,591,412

Technology Hardware, Storage & Peripherals - 1.0%
Elecom Co., Ltd.	2,400	48,122
Japan Digital Laboratory Co., Ltd.	9,900	133,850
Melco Holdings, Inc.(a)	6,400	95,657
Riso Kagaku Corp.	12,164	197,229
Roland DG Corp.	2,100	70,149
Toshiba TEC Corp.	37,000	256,758
Wacom Co., Ltd.(a)	45,300	176,447

Total Technology Hardware, Storage & Peripherals		978,212

Textiles, Apparel & Luxury Goods - 2.0%
Daidoh Ltd.	13,500	57,763
Descente Ltd.	5,000	48,876
Fujibo Holdings, Inc.	32,000	90,746
Gunze Ltd.	73,000	189,966
Japan Wool Textile Co., Ltd. (The)	20,000	132,116
Kurabo Industries Ltd.	100,000	155,970
Onward Holdings Co., Ltd.(a)	60,639	366,176
Seiko Holdings Corp.(a)	26,000	147,245
Seiren Co., Ltd.(a)	10,200	79,800
TSI Holdings Co., Ltd.(a)	31,700	187,987
Wacoal Holdings Corp.	45,000	458,651
Yondoshi Holdings, Inc.(a)	3,500	54,969

Total Textiles, Apparel & Luxury Goods		1,970,265

Trading Companies & Distributors - 3.4%
Daiichi Jitsugyo Co., Ltd.	27,000	136,244
Emori Group Holdings Co., Ltd.(a)	3,400	31,137
Hanwa Co., Ltd.	71,000	252,863
Inaba Denki Sangyo Co., Ltd.	10,700	348,501
Iwatani Corp.(a)	30,000	199,675
Kamei Corp.	8,900	55,748
Kanamoto Co., Ltd.	2,800	76,484
Kanematsu Corp.	83,000	119,763
MISUMI Group, Inc.	10,900	362,742
MonotaRO Co., Ltd.(a)	2,500	51,107
Nagase & Co., Ltd.(a)	33,300	401,894
Nippon Steel & Sumikin Bussan Corp.(a)	67,960	236,368
Seika Corp.	23,000	52,563
Shinsho Corp.	32,000	72,864
Sojitz Corp.(a)	267,200	376,636
Trusco Nakayama Corp.(a)	5,800	151,658
Wakita & Co., Ltd.	12,145	115,073
Yamazen Corp.	22,500	161,391
Yuasa Trading Co., Ltd.	8,200	162,229

Total Trading Companies & Distributors		3,364,940

Transportation Infrastructure - 0.5%
Japan Airport Terminal Co., Ltd.(a)	4,100	163,631
Nissin Corp.	32,000	74,732
Sumitomo Warehouse Co., Ltd. (The)	47,000	254,806

Total Transportation Infrastructure		493,169

TOTAL COMMON STOCKS (Cost: $99,099,233)		97,299,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2014

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.0%

United States - 28.0%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $27,331,384)(c)	27,331,384	$27,331,384

TOTAL INVESTMENTS IN SECURITIES - 127.5% (Cost: $126,430,617)		124,630,755
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (27.5)%		(26,885,382)

NET ASSETS - 100.0%		$97,745,373

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)

At December 31, 2014, the total market value of the Fund’s securities on loan was $26,142,292 and the total market value of the collateral held by the Fund was $27,558,766. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $227,382.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.7%

Japan - 99.7%

Electronic Equipment, Instruments & Components - 29.8%
Ai Holdings Corp.	300	$5,345
Alps Electric Co., Ltd.	1,300	25,036
Anritsu Corp.(a)	1,100	7,716
Azbil Corp.(a)	500	11,635
Citizen Holdings Co., Ltd.	2,400	18,696
Enplas Corp.	50	1,710
Hamamatsu Photonics K.K.	550	26,515
Hirose Electric Co., Ltd.(a)	230	27,010
Hitachi High-Technologies Corp.	500	14,596
Hitachi Ltd.	33,600	252,417
Horiba Ltd.(a)	300	10,046
Hoya Corp.	3,070	105,112
Ibiden Co., Ltd.	1,000	14,913
Iriso Electronics Co., Ltd.	50	2,694
Japan Aviation Electronics Industry Ltd.	500	11,101
Japan Display, Inc.*(a)	2,300	7,098
Keyence Corp.	316	141,824
Kyocera Corp.	2,470	114,461
Mitsumi Electric Co., Ltd.	700	5,622
Murata Manufacturing Co., Ltd.	1,405	155,271
Nichicon Corp.	500	3,954
Nippon Electric Glass Co., Ltd.(a)	3,000	13,637
Nippon Signal Co., Ltd. (The)	500	5,301
Oki Electric Industry Co., Ltd.(a)	5,000	9,675
Omron Corp.	1,570	71,367
Shimadzu Corp.	1,900	19,524
Taiyo Yuden Co., Ltd.	800	9,468
TDK Corp.	840	50,164
Topcon Corp.	500	10,759
Yaskawa Electric Corp.(a)	1,700	22,006
Yokogawa Electric Corp.(a)	1,400	15,565

Total Electronic Equipment, Instruments & Components		1,190,238

Household Durables - 11.5%
Alpine Electronics, Inc.	300	4,994
Casio Computer Co., Ltd.(a)	2,200	34,148
Nikon Corp.(a)	2,700	36,122
Panasonic Corp.	16,200	192,814
Pioneer Corp.*(a)	2,300	4,431
Sharp Corp.*(a)	12,000	26,824
Sony Corp.	7,800	160,853

Total Household Durables		460,186

Internet & Catalog Retail - 2.2%
Rakuten, Inc.(a)	5,700	79,989
Start Today Co., Ltd.	400	8,434

Total Internet & Catalog Retail		88,423

Internet Software & Services - 2.1%
Dena Co., Ltd.(a)	800	9,649
GMO Internet, Inc.	500	4,287
Gree, Inc.(a)	800	4,831
Internet Initiative Japan, Inc.	300	6,175
Kakaku.com, Inc.(a)	1,000	14,521
Mixi, Inc.(a)	320	11,957
Yahoo Japan Corp.(a)	9,500	34,468

Total Internet Software & Services		85,888

IT Services - 5.3%
Fujitsu Ltd.	15,000	80,608
IT Holdings Corp.	700	10,620
Itochu Techno-Solutions Corp.	220	7,835
NEC Networks & System Integration Corp.	200	4,172
NET One Systems Co., Ltd.(a)	700	4,157
Nomura Research Institute Ltd.(a)	900	27,812
NS Solutions Corp.	100	2,707
NTT Data Corp.	900	33,892
Obic Co., Ltd.	500	16,410
Otsuka Corp.(a)	400	12,744
SCSK Corp.	400	10,109

Total IT Services		211,066

Leisure Products - 2.4%
Bandai Namco Holdings, Inc.	1,700	36,355
Heiwa Corp.	300	6,013
Sankyo Co., Ltd.	340	11,768
Sega Sammy Holdings, Inc.(a)	1,600	20,765
Yamaha Corp.	1,300	19,463

Total Leisure Products		94,364

Media - 4.1%
Asatsu-DK, Inc.	200	4,851
Avex Group Holdings, Inc.(a)	300	4,949
Daiichikosho Co., Ltd.	300	8,157
Dentsu, Inc.	1,840	78,115
Hakuhodo DY Holdings, Inc.(a)	2,200	21,285
Shochiku Co., Ltd.	1,000	9,759
SKY Perfect JSAT Holdings, Inc.	1,500	8,945
Toei Co., Ltd.	700	4,029
Toho Co., Ltd.	1,090	24,883

Total Media		164,973

Semiconductors & Semiconductor Equipment - 5.2%
Advantest Corp.(a)	1,100	13,863
Disco Corp.	200	16,198
Micronics Japan Co., Ltd.	100	2,894
Rohm Co., Ltd.	700	42,971
Sanken Electric Co., Ltd.	800	6,472
SCREEN Holdings Co., Ltd.	1,700	10,138
Sumco Corp.(a)	700	10,211
Tokyo Electron Ltd.	1,260	96,905
Tokyo Seimitsu Co., Ltd.	300	6,103

Total Semiconductors & Semiconductor Equipment		205,755

Software - 4.2%
Capcom Co., Ltd.(a)	400	6,059
GungHo Online Entertainment, Inc.(a)	2,800	10,299
Konami Corp.(a)	800	14,813
Nexon Co., Ltd.	1,200	11,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

December 31, 2014

Investments	Shares	Value
Nintendo Co., Ltd.	790	$83,055
Oracle Corp.(a)	250	10,228
Square Enix Holdings Co., Ltd.(a)	530	11,087
Trend Micro, Inc.(a)	770	21,450

Total Software		168,251

Technology Hardware, Storage & Peripherals - 15.3%
Brother Industries Ltd.	1,830	33,640
Canon, Inc.(a)	8,070	258,500
Eizo Corp.	200	3,937
FUJIFILM Holdings Corp.(a)	3,390	104,645
Hitachi Maxell Ltd.(a)	300	4,722
Konica Minolta, Inc.(a)	3,500	38,680
NEC Corp.	18,500	54,468
Ricoh Co., Ltd.(a)	5,000	51,253
Riso Kagaku Corp.	300	4,864
Seiko Epson Corp.(a)	1,040	44,152
Toshiba TEC Corp.	800	5,551
Wacom Co., Ltd.(a)	1,100	4,285

Total Technology Hardware, Storage & Peripherals		608,697

Wireless Telecommunication Services - 17.6%
Japan Communications, Inc.*(a)	1,000	4,671
KDDI Corp.(a)	3,695	235,362
NTT DOCOMO, Inc.	9,650	142,301
SoftBank Corp.	5,310	319,322

Total Wireless Telecommunication Services		701,656

TOTAL COMMON STOCKS (Cost: $4,016,248)		3,979,497

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 26.7%

United States - 26.7%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $1,063,950)(c)	1,063,950	1,063,950

TOTAL INVESTMENTS IN SECURITIES - 126.4% (Cost: $5,080,198)		5,043,447
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (26.4)%		(1,052,804)

NET ASSETS - 100.0%		$3,990,643

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)

At December 31, 2014, the total market value of the Fund’s securities on loan was $1,051,557 and the total market value of the collateral held by the Fund was $1,105,680. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $41,730.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.7%

Japan - 99.7%

Air Freight & Logistics - 0.4%
Kintetsu World Express, Inc.	11,583	$448,268
Mitsui-Soko Holdings Co., Ltd.	97,090	347,401
Yusen Logistics Co., Ltd.	28,700	318,849

Total Air Freight & Logistics		1,114,518

Auto Components - 6.0%
Aisan Industry Co., Ltd.	47,000	406,514
Akebono Brake Industry Co., Ltd.(a)	21,432	75,793
Calsonic Kansei Corp.	120,000	676,592
Daido Metal Co., Ltd.	35,000	354,977
Eagle Industry Co., Ltd.(a)	16,600	308,338
Exedy Corp.	26,125	634,740
G-Tekt Corp.	25,400	243,206
Keihin Corp.	13,321	199,434
Kinugawa Rubber Industrial Co., Ltd.	60,372	259,323
KYB Co., Ltd.	142,400	614,044
Musashi Seimitsu Industry Co., Ltd.	17,305	331,970
NHK Spring Co., Ltd.	147,763	1,301,453
Nifco, Inc.	41,686	1,362,935
Nissin Kogyo Co., Ltd.	31,000	434,121
Pacific Industrial Co., Ltd.(a)	35,500	278,327
Press Kogyo Co., Ltd.(a)	113,000	406,214
Riken Corp.	69,687	265,624
Sanden Corp.	79,963	432,845
Sanoh Industrial Co., Ltd.	52,597	332,967
Showa Corp.	48,200	451,869
Sumitomo Riko Co., Ltd.(a)	20,600	156,182
T. RAD Co., Ltd.	114,000	239,610
Tachi-S Co., Ltd.(a)	5,200	72,083
Taiho Kogyo Co., Ltd.	37,900	416,633
Takata Corp.(a)	12,500	152,321
Tokai Rika Co., Ltd.	61,058	1,297,091
Topre Corp.	36,300	525,903
Toyo Tire & Rubber Co., Ltd.(a)	61,200	1,217,926
Toyota Boshoku Corp.(a)	94,200	1,268,885
TPR Co., Ltd.	19,300	495,800
TS Tech Co., Ltd.	33,900	800,458
Unipres Corp.	20,803	343,897

Total Auto Components		16,358,075

Banks - 7.5%
77 Bank Ltd. (The)	172,000	913,833
Aomori Bank Ltd. (The)	145,622	423,888
Ashikaga Holdings Co., Ltd.	132,600	538,606
Awa Bank Ltd. (The)(a)	51,378	277,256
Bank of Iwate Ltd. (The)(a)	14,800	641,895
Bank of Nagoya Ltd. (The)	57,691	216,050
Bank of Saga Ltd. (The)	199,448	457,469
Bank of the Ryukyus Ltd.	24,508	348,318
Daisan Bank Ltd. (The)	169,083	283,462
Daishi Bank Ltd. (The)(a)	193,552	647,353
Ehime Bank Ltd. (The)(a)	225,144	476,972
Eighteenth Bank Ltd. (The)	167,046	470,925
FIDEA Holdings Co., Ltd.(a)	168,227	308,686
Fukui Bank Ltd. (The)	90,671	203,432
Higashi-Nippon Bank Ltd. (The)	184,000	517,186
Hokkoku Bank Ltd. (The)	222,621	720,438
Hyakugo Bank Ltd. (The)	13,000	53,997
Hyakujushi Bank Ltd. (The)	100,000	330,289
Jimoto Holdings, Inc.	99,300	190,492
Juroku Bank Ltd. (The)	226,000	806,773
Kagoshima Bank Ltd. (The)	85,719	542,648
Kansai Urban Banking Corp.	62,100	648,477
Keiyo Bank Ltd. (The)	220,684	1,244,275
Kiyo Bank Ltd. (The)	63,490	812,854
Michinoku Bank Ltd. (The)	105,780	197,629
Mie Bank Ltd. (The)	120,389	275,129
Minato Bank Ltd. (The)	196,000	348,205
Miyazaki Bank Ltd. (The)	195,000	613,162
Musashino Bank Ltd. (The)	21,805	733,835
Nanto Bank Ltd. (The)	188,000	652,304
Nishi-Nippon City Bank Ltd. (The)	633,000	1,847,867
North Pacific Bank Ltd.	135,815	530,142
Ogaki Kyoritsu Bank Ltd. (The)	76,423	232,019
Oita Bank Ltd. (The)(a)	92,000	328,421
Senshu Ikeda Holdings, Inc.	5,640	25,779
Shiga Bank Ltd. (The)	49,923	268,571
Tochigi Bank Ltd. (The)	37,843	169,180
Toho Bank Ltd. (The)	226,000	765,303
Tokyo TY Financial Group, Inc.*	19,100	532,879
TOMONY Holdings, Inc.	58,477	253,622
Tottori Bank Ltd. (The)	160,000	314,942
Yamagata Bank Ltd. (The)(a)	18,000	78,819
Yamanashi Chuo Bank Ltd. (The)	50,066	203,780

Total Banks		20,447,162

Beverages - 1.0%
Coca-Cola West Co., Ltd.(a)	75,479	1,045,670
Ito En Ltd.(a)	30,900	560,295
Sapporo Holdings Ltd.	122,992	525,226
Takara Holdings, Inc.	97,411	636,976

Total Beverages		2,768,167

Building Products - 2.5%
Aica Kogyo Co., Ltd.	40,415	843,054
Bunka Shutter Co., Ltd.	37,000	302,431
Central Glass Co., Ltd.	134,933	492,937
Eidai Co., Ltd.	13,000	50,636
Nichias Corp.	92,827	533,448
Nitto Boseki Co., Ltd.	115,996	420,854
Noritz Corp.(a)	28,600	471,121
Okabe Co., Ltd.	30,100	275,405
Sanwa Holdings Corp.	173,366	1,220,409
Sekisui Jushi Corp.	28,400	382,788
Takara Standard Co., Ltd.	103,063	750,440
Takasago Thermal Engineering Co., Ltd.	92,172	1,189,291

Total Building Products		6,932,814

Capital Markets - 1.7%
Ichigo Group Holdings Co., Ltd.(a)	47,100	98,211
Ichiyoshi Securities Co., Ltd.(a)	53,188	580,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2014

Investments	Shares	Value
IwaiCosmo Holdings, Inc.	34,300	$389,646
kabu.com Securities Co., Ltd.(a)	170,200	846,067
Kyokuto Securities Co., Ltd.	57,900	930,592
Monex Group, Inc.(a)	383,894	925,354
Sparx Group Co., Ltd.(a)	74,800	128,519
Takagi Securities Co., Ltd.(a)	145,233	318,581
Toyo Securities Co., Ltd.	111,198	322,757

Total Capital Markets		4,540,427

Chemicals - 8.8%
Achilles Corp.	219,000	272,163
ADEKA Corp.	77,325	923,553
Chugoku Marine Paints Ltd.	55,000	469,744
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	44,714	241,294
Denki Kagaku Kogyo K.K.	471,000	1,744,226
Earth Chemical Co., Ltd.	20,300	679,799
Fujimi, Inc.	24,500	360,261
Fujimori Kogyo Co., Ltd.	8,800	248,818
Gun-Ei Chemical Industry Co., Ltd.	14,000	40,168
JSP Corp.(a)	21,623	387,751
Kaneka Corp.(a)	248,000	1,340,373
Koatsu Gas Kogyo Co., Ltd.	39,000	189,316
Konishi Co., Ltd.	9,800	156,529
Kumiai Chemical Industry Co., Ltd.(a)	25,000	168,272
Kureha Corp.(a)	144,648	611,673
Lintec Corp.	43,965	982,378
Nihon Nohyaku Co., Ltd.	24,988	291,157
Nihon Parkerizing Co., Ltd.	24,600	567,116
Nippon Kayaku Co., Ltd.	82,000	1,031,369
Nippon Soda Co., Ltd.	82,091	456,004
Nippon Synthetic Chemical Industry Co., Ltd. (The)(a)	77,860	465,621
Nippon Valqua Industries Ltd.	73,688	198,517
NOF Corp.	130,000	828,391
Okamoto Industries, Inc.	23,436	83,857
Riken Technos Corp.	33,800	125,451
Sakai Chemical Industry Co., Ltd.	113,000	360,032
Sakata INX Corp.	53,000	595,888
Sanyo Chemical Industries Ltd.	56,176	408,570
Sekisui Plastics Co., Ltd.	74,000	284,532
Shikoku Chemicals Corp.	26,000	178,690
Showa Denko K.K.(a)	972,692	1,208,817
Sumitomo Bakelite Co., Ltd.	163,092	640,697
Sumitomo Seika Chemicals Co., Ltd.	71,000	479,078
Taiyo Holdings Co., Ltd.	21,691	777,942
Takiron Co., Ltd.	76,000	341,032
Teijin Ltd.(a)	428,000	1,145,903
Toagosei Co., Ltd.	121,000	484,424
Tokai Carbon Co., Ltd.	72,000	213,187
Toyo Ink SC Holdings Co., Ltd.	214,512	1,064,553
Toyobo Co., Ltd.(a)	447,531	604,696
Ube Industries Ltd.(a)	943,930	1,417,135
Zeon Corp.(a)	83,000	752,500

Total Chemicals		23,821,477

Commercial Services & Supplies - 1.9%
Aeon Delight Co., Ltd.	33,900	797,348
Daiseki Co., Ltd.(a)	17,707	309,405
Duskin Co., Ltd.(a)	55,600	822,673
Itoki Corp.(a)	33,200	171,684
Kokuyo Co., Ltd.	66,003	496,557
Kyodo Printing Co., Ltd.	72,049	230,158
Kyoritsu Printing Co., Ltd.	75,600	183,490
Moshi Moshi Hotline, Inc.	11,900	110,668
Nippon Parking Development Co., Ltd.	240,700	244,926
Okamura Corp.	74,876	530,836
Sato Holdings Corp.	21,738	498,599
Toppan Forms Co., Ltd.(a)	66,900	677,398
Uchida Yoko Co., Ltd.	69,000	218,691

Total Commercial Services & Supplies		5,292,433

Communications Equipment - 0.3%
Hitachi Kokusai Electric, Inc.(a)	58,948	835,336

Construction & Engineering - 3.2%
Fudo Tetra Corp.	15,900	32,889
Kandenko Co., Ltd.	72,138	416,360
Kitano Construction Corp.	103,651	335,432
Kyowa Exeo Corp.	73,866	795,371
Kyudenko Corp.	32,890	368,416
Maeda Corp.(a)	70,087	576,970
Maeda Road Construction Co., Ltd.	44,694	668,015
Mirait Holdings Corp.	32,000	366,187
Nippo Corp.	35,358	582,738
Nippon Densetsu Kogyo Co., Ltd.	25,600	346,330
Nippon Road Co., Ltd. (The)	66,291	330,087
Nippon Steel & Sumikin Texeng Co., Ltd.	23,296	111,141
Nishimatsu Construction Co., Ltd.	38,037	157,675
Okumura Corp.	138,853	634,651
Penta-Ocean Construction Co., Ltd.(a)	34,493	119,105
SHO-BOND Holdings Co., Ltd.	2,400	94,383
Taikisha Ltd.	12,465	273,534
Toda Corp.	81,549	325,121
Toenec Corp.	75,000	354,060
Tokyu Construction Co., Ltd.	51,600	244,884
Toshiba Plant Systems & Services Corp.	32,400	505,883
Totetsu Kogyo Co., Ltd.(a)	14,879	341,896
Toyo Construction Co., Ltd.(a)	22,200	96,284
Toyo Engineering Corp.(a)	55,554	205,730
Yurtec Corp.	95,000	556,237

Total Construction & Engineering		8,839,379

Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.(a)	224,404	645,726

Containers & Packaging - 0.9%
FP Corp.(a)	24,000	775,679
Fuji Seal International, Inc.	18,405	542,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2014

Investments	Shares	Value
Nihon Yamamura Glass Co., Ltd.	234,000	$335,694
Rengo Co., Ltd.(a)	215,000	891,238

Total Containers & Packaging		2,545,266

Distributors - 0.6%
Doshisha Co., Ltd.	31,400	447,056
Happinet Corp.(a)	18,700	235,359
Paltac Corp.	57,257	665,240
Sankyo Seiko Co., Ltd.	80,274	317,360

Total Distributors		1,665,015

Diversified Consumer Services - 0.1%
Meiko Network Japan Co., Ltd.(a)	18,186	185,811
Studio Alice Co., Ltd.	10,560	144,887

Total Diversified Consumer Services		330,698

Diversified Financial Services - 0.2%
Ricoh Leasing Co., Ltd.	16,500	428,688

Electrical Equipment - 1.8%
Daihen Corp.	61,000	309,846
Denyo Co., Ltd.	2,000	30,243
Endo Lighting Corp.(a)	21,900	240,746
Fujikura Ltd.	148,715	620,188
Furukawa Electric Co., Ltd.(a)	410,000	687,351
GS Yuasa Corp.(a)	117,000	502,565
Idec Corp.	3,336	28,715
Kyosan Electric Manufacturing Co., Ltd.	74,000	231,453
Nippon Carbon Co., Ltd.	151,000	288,411
Nissin Electric Co., Ltd.	47,765	258,157
Nitto Kogyo Corp.	28,900	567,418
Odelic Co., Ltd.	8,200	199,366
Tatsuta Electric Wire and Cable Co., Ltd.(a)	37,220	158,013
Ushio, Inc.(a)	66,075	698,804

Total Electrical Equipment		4,821,276

Electronic Equipment, Instruments & Components - 4.5%
Ai Holdings Corp.	45,000	801,701
Amano Corp.	62,435	648,330
Anritsu Corp.(a)	95,900	672,688
Azbil Corp.(a)	70,354	1,637,163
Canon Electronics, Inc.(a)	43,800	696,665
CONEXIO Corp.	22,300	209,432
Daiwabo Holdings Co., Ltd.	198,396	347,497
Enplas Corp.(a)	4,589	156,928
Hakuto Co., Ltd.	24,734	246,112
Horiba Ltd.(a)	18,300	612,824
Japan Aviation Electronics Industry Ltd.	34,000	754,894
Kaga Electronics Co., Ltd.	36,500	460,607
Koa Corp.	17,347	165,085
Macnica, Inc.	11,500	322,762
Nichicon Corp.	56,482	446,598
Nippon Signal Co., Ltd. (The)	35,100	372,093
Nohmi Bosai Ltd.	59,791	794,421
Oki Electric Industry Co., Ltd.(a)	242,000	468,276
Optex Co., Ltd.	11,200	181,225
Ryoden Trading Co., Ltd.	67,723	460,920
Ryosan Co., Ltd.	11,100	244,136
Sanshin Electronics Co., Ltd.(a)	36,700	252,840
Siix Corp.(a)	17,800	378,433
SMK Corp.	39,000	158,088
Taiyo Yuden Co., Ltd.	36,000	426,073
Topcon Corp.(a)	8,700	187,214
UKC Holdings Corp.	4,300	61,078

Total Electronic Equipment, Instruments & Components		12,164,083

Energy Equipment & Services - 0.2%
Modec, Inc.(a)	21,304	362,130
Toyo Kanetsu K.K.	87,558	179,651

Total Energy Equipment & Services		541,781

Food & Staples Retailing - 3.7%
Ain Pharmaciez, Inc.(a)	8,700	250,344
Arcs Co., Ltd.(a)	38,494	798,487
Belc Co., Ltd.	17,900	545,682
Cocokara fine, Inc.(a)	14,200	355,074
Cosmos Pharmaceutical Corp.	900	123,483
Heiwado Co., Ltd.	33,463	650,309
Kasumi Co., Ltd.	55,679	470,899
Kato Sangyo Co., Ltd.	25,516	485,441
Maruetsu, Inc. (The)(a)	96,000	421,969
Matsumotokiyoshi Holdings Co., Ltd.	33,700	972,534
Ministop Co., Ltd.(a)	22,100	294,372
Mitsubishi Shokuhin Co., Ltd.(a)	23,900	525,264
Okuwa Co., Ltd.	24,000	184,962
Qol Co., Ltd.(a)	41,200	275,251
S Foods, Inc.	38,400	765,149
San-A Co., Ltd.	14,100	480,408
UNY Group Holdings Co., Ltd.	246,400	1,259,796
Valor Co., Ltd.	32,291	578,784
Welcia Holdings Co., Ltd.	15,700	468,139
Yokohama Reito Co., Ltd.	28,028	188,420

Total Food & Staples Retailing		10,094,767

Food Products - 4.0%
Ariake Japan Co., Ltd.	25,528	626,197
Ezaki Glico Co., Ltd.	30,000	1,063,430
Fuji Oil Co., Ltd.	53,800	690,141
Fujicco Co., Ltd.	34,000	568,864
Hokuto Corp.(a)	18,791	313,614
J-Oil Mills, Inc.	151,981	495,638
Kagome Co., Ltd.(a)	40,500	617,490
Kameda Seika Co., Ltd.	2,300	70,979
Kewpie Corp.(a)	51,700	970,655
Kyokuyo Co., Ltd.	24,000	55,048
Marudai Food Co., Ltd.	121,000	417,816
Maruha Nichiro Corp.(a)	33,032	498,118
Megmilk Snow Brand Co., Ltd.	52,200	626,513
Mitsui Sugar Co., Ltd.	67,492	223,482
Morinaga & Co., Ltd.(a)	101,439	267,357
Morinaga Milk Industry Co., Ltd.	61,411	213,078
Nakamuraya Co., Ltd.	60,000	234,205
Nichirei Corp.	150,096	684,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2014

Investments	Shares	Value
Nippon Beet Sugar Manufacturing Co., Ltd.	120,000	$208,182
Nippon Flour Mills Co., Ltd.	152,766	681,678
Rock Field Co., Ltd.	6,300	102,517
Sakata Seed Corp.(a)	5,800	97,042
Showa Sangyo Co., Ltd.	163,000	655,290
Starzen Co., Ltd.	106,000	372,209
Warabeya Nichiyo Co., Ltd.	1,700	28,784

Total Food Products		10,783,114

Gas Utilities - 0.3%
Saibu Gas Co., Ltd.(a)	190,362	417,576
Shizuoka Gas Co., Ltd.	49,992	315,225

Total Gas Utilities		732,801

Health Care Equipment & Supplies - 1.5%
Eiken Chemical Co., Ltd.(a)	12,735	207,231
Hogy Medical Co., Ltd.(a)	9,400	431,211
Nagaileben Co., Ltd.	25,526	416,438
Nihon Kohden Corp.	21,583	1,076,495
Nikkiso Co., Ltd.	30,600	285,850
Nipro Corp.(a)	147,800	1,285,753
Nissui Pharmaceutical Co., Ltd.	27,600	290,975
Paramount Bed Holdings Co., Ltd.	5,021	134,010

Total Health Care Equipment & Supplies		4,127,963

Health Care Providers & Services - 0.7%
As One Corp.	2,000	52,546
BML, Inc.	11,400	303,791
Message Co., Ltd.(a)	3,400	93,724
Nichii Gakkan Co.(a)	54,900	437,753
Ship Healthcare Holdings, Inc.	13,607	311,192
Toho Holdings Co., Ltd.	19,200	281,046
Vital KSK Holdings, Inc.(a)	40,684	308,451

Total Health Care Providers & Services		1,788,503

Hotels, Restaurants & Leisure - 2.9%
Accordia Golf Co., Ltd.	83,700	758,846
Doutor Nichires Holdings Co., Ltd.	36,553	528,349
Fuji Kyuko Co., Ltd.(a)	27,402	266,032
Hiramatsu, Inc.	18,400	99,754
Ichibanya Co., Ltd.(a)	7,418	315,541
Kyoritsu Maintenance Co., Ltd.(a)	14,725	714,788
MOS Food Services, Inc.	14,800	274,534
Ohsho Food Service Corp.(a)	3,900	142,312
PGM Holdings K.K.(a)	18,100	172,101
Plenus Co., Ltd.	44,668	801,375
Resorttrust, Inc.(a)	66,808	1,477,193
Round One Corp.(a)	94,537	555,103
Royal Holdings Co., Ltd.(a)	6,100	85,373
Saizeriya Co., Ltd.	30,500	403,207
St. Marc Holdings Co., Ltd.	8,659	501,217
Tokyo Dome Corp.	78,000	346,103
Tokyotokeiba Co., Ltd.(a)	102,424	255,430
Yoshinoya Holdings Co., Ltd.(a)	7,300	84,267
Zensho Holdings Co., Ltd.(a)	12,819	105,742

Total Hotels, Restaurants & Leisure		7,887,267

Household Durables - 2.2%
Cleanup Corp.	34,500	252,646
Foster Electric Co., Ltd.(a)	30,600	542,605
Fuji Corp., Ltd.	61,100	354,181
Fujitsu General Ltd.	41,000	398,391
Haseko Corp.	17,600	143,272
Higashi Nihon House Co., Ltd.(a)	53,300	232,947
Misawa Homes Co., Ltd.(a)	18,200	156,050
PanaHome Corp.	109,177	702,987
Pressance Corp.	9,000	282,247
Sangetsu Co., Ltd.	25,400	619,667
Starts Corp., Inc.	13,000	171,967
Sumitomo Forestry Co., Ltd.	72,200	712,997
Tama Home Co., Ltd.(a)	77,300	380,391
Tamron Co., Ltd.	15,166	302,194
TOA Corp.(a)	21,452	220,791
Token Corp.	8,070	327,458
West Holdings Corp.(a)	12,700	107,833

Total Household Durables		5,908,624

Household Products - 0.8%
Lion Corp.(a)	188,013	987,933
Pigeon Corp.	20,494	1,206,786

Total Household Products		2,194,719

Industrial Conglomerates - 0.8%
Keihan Electric Railway Co., Ltd.(a)	209,000	1,127,845
Nisshinbo Holdings, Inc.	100,000	1,043,413

Total Industrial Conglomerates		2,171,258

Internet & Catalog Retail - 0.4%
ASKUL Corp.(a)	28,465	510,682
Belluna Co., Ltd.	49,684	209,270
Ikyu Corp.	19,900	224,403
Senshukai Co., Ltd.(a)	35,276	246,265

Total Internet & Catalog Retail		1,190,620

Internet Software & Services - 1.2%
Dena Co., Ltd.(a)	109,890	1,325,334
GMO Internet, Inc.(a)	71,572	613,670
Gree, Inc.(a)	140,700	849,634
Gurunavi, Inc.(a)	16,100	224,926
Internet Initiative Japan, Inc.	9,000	185,262

Total Internet Software & Services		3,198,826

IT Services - 1.5%
Bit-isle, Inc.(a)	49,300	204,774
DTS Corp.	20,291	436,469
Ines Corp.(a)	28,910	223,525
Information Services International-Dentsu Ltd.	18,300	183,618
IT Holdings Corp.	52,400	794,992
NEC Networks & System Integration Corp.	29,979	625,360
NET One Systems Co., Ltd.(a)	31,858	189,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2014

Investments	Shares	Value
Nihon Unisys Ltd.	26,100	$234,453
NS Solutions Corp.	43,590	1,179,779

Total IT Services		4,072,160

Leisure Products - 1.4%
Daikoku Denki Co., Ltd.(a)	7,500	112,223
Dunlop Sports Co., Ltd.(a)	19,486	216,809
Fields Corp.	38,900	486,027
Heiwa Corp.	77,800	1,559,309
Mars Engineering Corp.	22,000	378,548
Mizuno Corp.(a)	104,616	513,940
Universal Entertainment Corp.(a)	33,300	499,938

Total Leisure Products		3,766,794

Life Sciences Tools & Services - 0.1%
EPS Corp.	17,300	206,339

Machinery - 5.9%
Aida Engineering Ltd.	65,700	598,942
Anest Iwata Corp.	36,400	248,951
Asahi Diamond Industrial Co., Ltd.	5,900	62,496
Bando Chemical Industries Ltd.	72,787	265,298
CKD Corp.(a)	30,041	289,648
Daifuku Co., Ltd.	26,904	304,282
DMG Mori Seiki Co., Ltd.	62,300	785,148
Fujitec Co., Ltd.(a)	49,061	526,231
Furukawa Co., Ltd.	73,000	127,253
Glory Ltd.	16,400	447,291
Hitachi Koki Co., Ltd.	20,027	154,677
Hitachi Zosen Corp.(a)	48,100	281,631
Hosokawa Micron Corp.	35,000	202,886
Iseki & Co., Ltd.(a)	69,000	131,790
Japan Steel Works Ltd. (The)(a)	226,524	808,643
Kato Works Co., Ltd.	12,000	98,486
Kitz Corp.	35,089	144,576
Kobelco Eco-Solutions Co., Ltd.(a)	73,000	415,856
Kyokuto Kaihatsu Kogyo Co., Ltd.(a)	23,380	281,001
Makino Milling Machine Co., Ltd.	45,578	342,515
Meidensha Corp.	67,000	214,029
Mitsuboshi Belting Co., Ltd.	13,092	96,966
Mitsui Engineering & Shipbuilding Co., Ltd.	108,404	192,586
Miura Co., Ltd.(a)	72,300	737,503
Morita Holdings Corp.	32,605	324,704
Nachi-Fujikoshi Corp.	109,000	678,210
Nippon Sharyo Ltd.(a)	79,438	235,210
Nippon Thompson Co., Ltd.(a)	62,051	306,386
Nitta Corp.	14,900	340,515
Noritake Co., Ltd.	100,389	223,561
Obara Group, Inc.(a)	9,579	429,835
Oiles Corp.(a)	27,500	471,579
OKUMA Corp.(a)	45,852	365,990
OSG Corp.	46,400	756,208
Ryobi Ltd.	102,000	278,193
Shima Seiki Manufacturing Ltd.(a)	21,300	390,842
Shinmaywa Industries Ltd.(a)	54,685	521,331
Sodick Co., Ltd.	11,900	97,963
Star Micronics Co., Ltd.	47,634	611,838
Tadano Ltd.	35,000	438,467
Tocalo Co., Ltd.	15,300	264,667
Torishima Pump Manufacturing Co., Ltd.(a)	3,300	23,863
Toshiba Machine Co., Ltd.	16,806	67,423
Tsubakimoto Chain Co.	90,228	734,497
Tsugami Corp.(a)	20,000	107,928
Tsukishima Kikai Co., Ltd.(a)	18,600	195,626
Union Tool Co.(a)	14,700	325,400

Total Machinery		15,948,921

Marine - 0.8%
Iino Kaiun Kaisha Ltd.	68,300	385,094
Kawasaki Kisen Kaisha Ltd.(a)	481,000	1,303,849
NS United Kaiun Kaisha Ltd.	209,000	601,401

Total Marine		2,290,344

Media - 1.8%
Asatsu-DK, Inc.(a)	61,339	1,487,750
Avex Group Holdings, Inc.(a)	42,899	707,738
Daiichikosho Co., Ltd.	27,800	755,895
Gakken Holdings Co., Ltd.	66,789	142,608
Kadokawa Dwango*(a)	10,200	162,067
OPT, Inc.(a)	25,000	153,259
SKY Perfect JSAT Holdings, Inc.	167,300	997,702
Toei Co., Ltd.	55,313	318,328
Zenrin Co., Ltd.	23,987	276,892

Total Media		5,002,239

Metals & Mining - 1.8%
Asahi Holdings, Inc.	35,600	552,877
Daido Steel Co., Ltd.(a)	123,000	468,835
Kyoei Steel Ltd.(a)	13,214	230,125
Mitsubishi Steel Manufacturing Co., Ltd.	157,000	324,751
Mitsui Mining & Smelting Co., Ltd.	117,000	285,925
Neturen Co., Ltd.(a)	41,200	278,344
Nippon Denko Co., Ltd.(a)	76,841	187,143
Nisshin Steel Co., Ltd.(a)	32,228	312,348
Nittetsu Mining Co., Ltd.	85,000	302,723
Sanyo Special Steel Co., Ltd.	72,000	242,612
Toho Zinc Co., Ltd.	30,967	103,830
Toyo Kohan Co., Ltd.	86,905	465,349
UACJ Corp.(a)	220,632	574,146
Yamato Kogyo Co., Ltd.	22,700	643,730

Total Metals & Mining		4,972,738

Multiline Retail - 0.3%
Fuji Co., Ltd.(a)	6,500	118,566
H2O Retailing Corp.(a)	28,800	461,924
Parco Co., Ltd.	12,800	105,052

Total Multiline Retail		685,542

Oil, Gas & Consumable Fuels - 0.9%
Cosmo Oil Co., Ltd.	213,000	303,791
Itochu Enex Co., Ltd.	140,981	1,003,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2014

Investments	Shares	Value
Nippon Coke & Engineering Co., Ltd.	215,773	$203,364
Nippon Gas Co., Ltd.	21,400	483,885
San-Ai Oil Co., Ltd.	58,916	397,048
Sinanen Co., Ltd.	43,771	162,460

Total Oil, Gas & Consumable Fuels		2,553,566

Paper & Forest Products - 0.5%
Daiken Corp.(a)	87,560	194,992
Daio Paper Corp.(a)	20,478	168,921
Hokuetsu Kishu Paper Co., Ltd.(a)	30,532	130,893
Nippon Paper Industries Co., Ltd.(a)	47,700	690,664
Tokushu Tokai Paper Co., Ltd.	78,000	180,858

Total Paper & Forest Products		1,366,328

Personal Products - 1.2%
Dr. Ci:Labo Co., Ltd.(a)	11,300	387,364
Kose Corp.	33,604	1,324,316
Mandom Corp.	11,853	391,491
Pola Orbis Holdings, Inc.(a)	27,306	1,105,723

Total Personal Products		3,208,894

Pharmaceuticals - 2.9%
Fuso Pharmaceutical Industries Ltd.	47,911	119,083
JCR Pharmaceuticals Co., Ltd.	3,200	62,748
Kaken Pharmaceutical Co., Ltd.	85,261	1,661,912
KYORIN Holdings, Inc.	57,485	1,072,555
Mochida Pharmaceutical Co., Ltd.	12,911	703,189
Nichi-iko Pharmaceutical Co., Ltd.	30,300	473,852
Nippon Shinyaku Co., Ltd.(a)	28,000	908,462
Rohto Pharmaceutical Co., Ltd.	12,600	158,163
Sawai Pharmaceutical Co., Ltd.(a)	14,324	829,130
Towa Pharmaceutical Co., Ltd.(a)	2,500	111,765
Tsumura & Co.(a)	58,600	1,308,413
ZERIA Pharmaceutical Co., Ltd.(a)	28,000	470,345

Total Pharmaceuticals		7,879,617

Professional Services - 1.1%
en-japan, Inc.	5,700	90,424
Funai Soken Holdings, Inc.	19,000	156,729
Meitec Corp.	42,700	1,274,999
Nihon M&A Center, Inc.	9,616	293,545
Nomura Co., Ltd.	28,400	225,978
Pasco Corp.	41,000	116,268
Temp Holdings Co., Ltd.(a)	20,600	653,764
Yumeshin Holdings Co., Ltd.(a)	35,900	220,080

Total Professional Services		3,031,787

Real Estate Management & Development - 1.6%
Airport Facilities Co., Ltd.	58,219	352,048
Daibiru Corp.	46,900	444,375
Daikyo, Inc.	341,000	531,857
Heiwa Real Estate Co., Ltd.	16,668	255,522
Jowa Holdings Co., Ltd.	17,800	532,241
Keihanshin Building Co., Ltd.	59,000	313,958
Relo Holdings, Inc.	11,646	841,189
Sumitomo Real Estate Sales Co., Ltd.	20,100	456,502
Sun Frontier Fudousan Co., Ltd.(a)	10,200	95,028
Takara Leben Co., Ltd.(a)	62,000	271,488
TOC Co., Ltd.	38,100	216,089

Total Real Estate Management & Development		4,310,297

Road & Rail - 2.5%
Fukuyama Transporting Co., Ltd.(a)	141,059	765,915
Hitachi Transport System Ltd.	53,000	654,681
Ichinen Holdings Co., Ltd.	24,800	221,120
Maruzen Showa Unyu Co., Ltd.	75,000	243,964
Nankai Electric Railway Co., Ltd.(a)	143,000	553,418
Nippon Konpo Unyu Soko Co., Ltd.	54,560	806,830
Nishi-Nippon Railroad Co., Ltd.	146,000	600,342
Sankyu, Inc.	179,532	736,726
Seino Holdings Co., Ltd.	87,560	889,512
Senko Co., Ltd.(a)	104,156	527,317
Sotetsu Holdings, Inc.	200,000	830,727

Total Road & Rail		6,830,552

Semiconductors & Semiconductor Equipment - 1.6%
Advantest Corp.(a)	87,600	1,103,996
Disco Corp.(a)	9,300	753,184
MegaChips Corp.	17,000	202,903
Mimasu Semiconductor Industry Co., Ltd.	16,627	162,394
Mitsui High-Tec, Inc.	19,600	137,320
Nuflare Technology, Inc.	6,000	227,949
Sanken Electric Co., Ltd.	50,000	404,521
SCREEN Holdings Co., Ltd.	62,000	369,740
Shindengen Electric Manufacturing Co., Ltd.	59,000	343,976
Shinko Electric Industries Co., Ltd.(a)	75,253	517,817

Total Semiconductors & Semiconductor Equipment		4,223,800

Software - 1.1%
Broadleaf Co., Ltd.	13,300	188,138
Capcom Co., Ltd.(a)	24,113	365,230
Koei Tecmo Holdings Co., Ltd.	49,600	736,791
Marvelous, Inc.(a)	5,000	67,976
Miroku Jyoho Service Co., Ltd.	22,600	113,853
Square Enix Holdings Co., Ltd.	65,300	1,365,965
Systena Corp.	25,600	184,482

Total Software		3,022,435

Specialty Retail - 5.4%
Adastria Holdings Co., Ltd.(a)	2,800	73,798
Alpen Co., Ltd.(a)	27,821	392,388
AOKI Holdings, Inc.	52,454	536,812
Aoyama Trading Co., Ltd.	44,900	990,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2014

Investments	Shares	Value
Arcland Sakamoto Co., Ltd.	11,508	$224,506
Autobacs Seven Co., Ltd.(a)	69,600	994,410
Bic Camera, Inc.(a)	9,300	107,819
Chiyoda Co., Ltd.(a)	24,291	480,573
DCM Holdings Co., Ltd.	110,145	709,220
EDION Corp.(a)	114,439	809,410
Geo Holdings Corp.(a)	74,800	602,043
Gulliver International Co., Ltd.(a)	65,060	451,478
Honeys Co., Ltd.(a)	43,440	341,665
Jin Co., Ltd.(a)	8,400	211,235
Joshin Denki Co., Ltd.	30,000	245,715
K’s Holdings Corp.(a)	33,874	895,622
Keiyo Co., Ltd.(a)	72,720	344,509
Kohnan Shoji Co., Ltd.(a)	55,200	623,846
Komeri Co., Ltd.(a)	13,437	293,968
Nishimatsuya Chain Co., Ltd.(a)	46,700	381,717
Pal Co., Ltd.	18,100	499,696
Right On Co., Ltd.	49,100	303,867
Sanrio Co., Ltd.(a)	72,342	1,810,134
Shimachu Co., Ltd.	14,664	358,360
T-Gaia Corp.	70,400	699,332
United Arrows Ltd.(a)	13,529	380,836
VT Holdings Co., Ltd.(a)	27,300	108,157
Xebio Co., Ltd.(a)	29,589	496,050
Yellow Hat Ltd.	13,500	278,231

Total Specialty Retail		14,645,560

Technology Hardware, Storage & Peripherals - 0.9%
Elecom Co., Ltd.	3,000	60,153
Melco Holdings, Inc.(a)	4,362	65,196
Riso Kagaku Corp.(a)	38,592	625,738
Roland DG Corp.	6,800	227,149
Toshiba TEC Corp.	148,655	1,031,577
Wacom Co., Ltd.(a)	147,611	574,956

Total Technology Hardware, Storage & Peripherals		2,584,769

Textiles, Apparel & Luxury Goods - 2.0%
Daidoh Ltd.(a)	49,600	212,226
Descente Ltd.	42,153	412,055
Fujibo Holdings, Inc.	56,000	158,805
Gunze Ltd.	132,834	345,671
Japan Vilene Co., Ltd.	54,000	277,443
Japan Wool Textile Co., Ltd. (The)	47,025	310,637
Kurabo Industries Ltd.	155,766	242,948
Onward Holdings Co., Ltd.(a)	177,433	1,071,450
Seiko Holdings Corp.(a)	74,000	419,083
Seiren Co., Ltd.(a)	46,311	362,315
TSI Holdings Co., Ltd.(a)	66,300	393,171
Wacoal Holdings Corp.	113,000	1,151,724
Yondoshi Holdings, Inc.(a)	14,000	219,876

Total Textiles, Apparel & Luxury Goods		5,577,404

Trading Companies & Distributors - 3.5%
Daiichi Jitsugyo Co., Ltd.	44,000	222,028
Emori Group Holdings Co., Ltd.(a)	6,800	62,274
Hanwa Co., Ltd.	91,114	324,498
Inaba Denki Sangyo Co., Ltd.	30,994	1,009,480
Inabata & Co., Ltd.	65,741	599,315
Iwatani Corp.(a)	40,166	267,338
Japan Pulp & Paper Co., Ltd.	77,578	214,173
Kamei Corp.	34,900	218,607
Kanamoto Co., Ltd.	10,028	273,921
Kanematsu Corp.	69,000	99,562
Kuroda Electric Co., Ltd.(a)	25,365	352,459
MISUMI Group, Inc.	26,100	868,585
MonotaRO Co., Ltd.(a)	3,600	73,594
Nagase & Co., Ltd.(a)	70,604	852,112
Nippon Steel & Sumikin Bussan Corp.(a)	132,000	459,102
Onoken Co., Ltd.	14,900	123,903
Seika Corp.	81,000	185,112
Shinsho Corp.	109,000	248,192
Sojitz Corp.(a)	975,300	1,374,750
Trusco Nakayama Corp.(a)	20,900	546,491
Wakita & Co., Ltd.	13,400	126,964
Yamazen Corp.	77,706	557,381
Yuasa Trading Co., Ltd.	20,000	395,680

Total Trading Companies & Distributors		9,455,521

Transportation Infrastructure - 0.6%
Japan Airport Terminal Co., Ltd.	19,300	770,262
Nissin Corp.	74,000	172,818
Sumitomo Warehouse Co., Ltd. (The)	123,538	669,750

Total Transportation Infrastructure		1,612,830

TOTAL COMMON STOCKS (Cost: $259,274,926)		271,419,220

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree Japan Hedged Equity Fund(a)(b) (Cost: $43,975)	900	44,307

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 25.4%

United States - 25.4%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $69,009,819)(d)	69,009,819	69,009,819

TOTAL INVESTMENTS IN SECURITIES - 125.1% (Cost: $328,328,720)		340,473,346
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (25.1)%		(68,355,587)

NET ASSETS - 100.0%		$272,117,759

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $65,926,786 and the total market value of the collateral held by the Fund was $69,480,595. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $470,776.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Korea Hedged Equity Fund (DXKW)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 100.9%

South Korea - 100.9%

Aerospace & Defense - 0.7%
Korea Aerospace Industries Ltd.	2,493	$90,271

Air Freight & Logistics - 4.3%
Hyundai Glovis Co., Ltd.	1,964	520,862

Airlines - 2.8%
Korean Air Lines Co., Ltd.*	7,953	343,329

Auto Components - 8.6%
Halla Holdings Corp.	371	23,458
Halla Visteon Climate Control Corp.	5,581	245,754
Hyundai Mobis Co., Ltd.	2,304	494,695
Kumho Tire Co., Inc.*	10,392	91,426
Mando Corp.*	424	70,786
Nexen Tire Corp.	10,634	123,353

Total Auto Components		1,049,472

Automobiles - 8.6%
Hyundai Motor Co.	3,031	466,032
Kia Motors Corp.	12,263	583,501

Total Automobiles		1,049,533

Building Products - 0.4%
LG Hausys Ltd.	352	51,880

Chemicals - 8.4%
Kumho Petrochemical Co., Ltd.	765	56,097
LG Chem Ltd.	2,876	473,599
Lotte Chemical Corp.	2,845	414,138
OCI Co., Ltd.*	372	26,602
SK Chemicals Co., Ltd.	843	49,085

Total Chemicals		1,019,521

Construction & Engineering - 5.4%
Daelim Industrial Co., Ltd.	5,718	342,305
Hyundai Engineering & Construction Co., Ltd.	7,417	284,088
KEPCO Engineering & Construction Co., Inc.	672	31,364

Total Construction & Engineering		657,757

Diversified Financial Services - 1.0%
Hankook Tire Worldwide Co., Ltd.	5,453	121,299

Electrical Equipment - 1.4%
Doosan Heavy Industries & Construction Co., Ltd.	723	15,557
LS Corp.	1,095	54,095
LS Industrial Systems Co., Ltd.	1,726	93,904

Total Electrical Equipment		163,556

Electronic Equipment, Instruments & Components - 5.3%
LG Display Co., Ltd.*	5,498	168,319
Samsung Electro-Mechanics Co., Ltd.	7,803	388,322
Samsung SDI Co., Ltd.	775	81,790

Total Electronic Equipment, Instruments & Components		638,431

Food Products - 2.7%
CJ CheilJedang Corp.	912	254,313
Daesang Corp.	2,384	72,443

Total Food Products		326,756

Industrial Conglomerates - 3.7%
SK Holdings Co., Ltd.	3,043	452,650

Machinery - 1.9%
Hyundai Heavy Industries Co., Ltd.	2,175	227,562

Media - 0.4%
Cheil Worldwide, Inc.*	3,270	51,170

Metals & Mining - 10.0%
Hyundai Steel Co.	10,465	604,583
POSCO	2,443	612,334

Total Metals & Mining		1,216,917

Oil, Gas & Consumable Fuels - 4.2%
S-Oil Corp.	6,212	273,539
SK Innovation Co., Ltd.	2,972	230,103

Total Oil, Gas & Consumable Fuels		503,642

Pharmaceuticals - 1.7%
Celltrion, Inc.*	5,899	208,503

Semiconductors & Semiconductor Equipment - 6.8%
SK Hynix, Inc.	18,921	821,979

Software - 1.2%
NCSoft Corp.	884	146,375

Technology Hardware, Storage & Peripherals - 12.2%
Samsung Electronics Co., Ltd.	1,225	1,478,938

Textiles, Apparel & Luxury Goods - 0.6%
Youngone Corp.	1,539	74,209

Tobacco - 4.9%
KT&G Corp.	8,664	599,855

Trading Companies & Distributors - 3.7%
Daewoo International Corp.	1,477	42,261
iMarketKorea, Inc.	1,366	35,295
LG International Corp.	7,562	197,452
Samsung C&T Corp.	3,068	171,662

Total Trading Companies & Distributors		446,670

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $13,343,455)		12,261,137
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.9)%		(108,690)

NET ASSETS - 100.0%		$12,152,447

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 3.0%
Boeing Co. (The)	116,303	$15,117,064
General Dynamics Corp.	40,815	5,616,960
Honeywell International, Inc.	113,911	11,381,987
Lockheed Martin Corp.	69,524	13,388,237
Northrop Grumman Corp.	27,361	4,032,738
Precision Castparts Corp.	523	125,980
Raytheon Co.	48,869	5,286,160
Rockwell Collins, Inc.	12,555	1,060,646
Textron, Inc.	2,623	110,455
United Technologies Corp.	130,247	14,978,405

Total Aerospace & Defense		71,098,632

Air Freight & Logistics - 0.6%
FedEx Corp.	8,966	1,557,036
United Parcel Service, Inc. Class B	116,230	12,921,289

Total Air Freight & Logistics		14,478,325

Airlines - 0.2%
American Airlines Group, Inc.	37,946	2,035,044
Delta Air Lines, Inc.	43,691	2,149,160
Southwest Airlines Co.	27,698	1,172,180

Total Airlines		5,356,384

Auto Components - 0.2%
BorgWarner, Inc.	13,520	742,924
Johnson Controls, Inc.	100,684	4,867,065

Total Auto Components		5,609,989

Automobiles - 1.2%
Ford Motor Co.	849,860	13,172,830
General Motors Co.	411,923	14,380,232
Harley-Davidson, Inc.	23,316	1,536,757

Total Automobiles		29,089,819

Banks - 6.0%
Bank of America Corp.	828,389	14,819,879
BB&T Corp.	123,749	4,812,599
Citigroup, Inc.	16,054	868,682
Fifth Third Bancorp	144,588	2,945,981
JPMorgan Chase & Co.	675,039	42,243,941
KeyCorp	111,136	1,544,790
M&T Bank Corp.(a)	20,898	2,625,207
PNC Financial Services Group, Inc. (The)	78,457	7,157,632
Regions Financial Corp.	181,524	1,916,893
SunTrust Banks, Inc.	69,036	2,892,608
U.S. Bancorp	271,444	12,201,408
Wells Fargo & Co.	916,268	50,229,812

Total Banks		144,259,432

Beverages - 2.9%
Brown-Forman Corp. Class B	12,167	1,068,749
Coca-Cola Co. (The)	883,020	37,281,105
Dr. Pepper Snapple Group, Inc.	30,077	2,155,919
Molson Coors Brewing Co. Class B	21,751	1,620,885
PepsiCo, Inc.	280,618	26,535,238

Total Beverages		68,661,896

Biotechnology - 0.5%
Amgen, Inc.	76,623	12,205,278

Capital Markets - 1.9%
Ameriprise Financial, Inc.	23,039	3,046,908
Bank of New York Mellon Corp. (The)	130,887	5,310,086
BlackRock, Inc.	25,200	9,010,512
Charles Schwab Corp. (The)	75,314	2,273,730
Franklin Resources, Inc.	36,623	2,027,816
Goldman Sachs Group, Inc. (The)	37,714	7,310,105
Morgan Stanley	144,918	5,622,818
Northern Trust Corp.	32,588	2,196,431
State Street Corp.	44,107	3,462,399
T. Rowe Price Group, Inc.	37,126	3,187,638
TD Ameritrade Holding Corp.(a)	61,930	2,215,855

Total Capital Markets		45,664,298

Chemicals - 2.3%
Air Products & Chemicals, Inc.	32,587	4,700,023
CF Industries Holdings, Inc.	7,926	2,160,152
Dow Chemical Co. (The)	308,082	14,051,620
E.I. du Pont de Nemours & Co.	166,882	12,339,255
Eastman Chemical Co.	18,762	1,423,285
Ecolab, Inc.	21,382	2,234,847
Monsanto Co.	53,793	6,426,650
Mosaic Co. (The)	50,096	2,286,883
PPG Industries, Inc.	11,535	2,666,315
Praxair, Inc.	41,072	5,321,288
Sherwin-Williams Co. (The)	5,949	1,564,825
Sigma-Aldrich Corp.	5,771	792,185

Total Chemicals		55,967,328

Commercial Services & Supplies - 0.3%
Republic Services, Inc.	70,748	2,847,607
Waste Management, Inc.	96,780	4,966,750

Total Commercial Services & Supplies		7,814,357

Communications Equipment - 2.1%
Cisco Systems, Inc.	981,203	27,292,161
Motorola Solutions, Inc.	34,813	2,335,256
QUALCOMM, Inc.	267,187	19,860,010

Total Communications Equipment		49,487,427

Consumer Finance - 0.6%
American Express Co.	79,530	7,399,471
Capital One Financial Corp.	56,876	4,695,114
Discover Financial Services	46,256	3,029,305

Total Consumer Finance		15,123,890

Distributors - 0.1%
Genuine Parts Co.	23,703	2,526,029

Diversified Financial Services - 0.4%
CME Group, Inc.	49,310	4,371,332
Intercontinental Exchange, Inc.	8,852	1,941,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2014

Investments	Shares	Value
McGraw Hill Financial, Inc.	25,415	$2,261,427
Moody’s Corp.	17,393	1,666,423

Total Diversified Financial Services		10,240,337

Diversified Telecommunication Services - 5.8%
AT&T, Inc.	2,007,335	67,426,383
CenturyLink, Inc.	223,213	8,834,771
Verizon Communications, Inc.	1,354,734	63,374,456

Total Diversified Telecommunication Services		139,635,610

Electric Utilities - 3.3%
American Electric Power Co., Inc.	120,383	7,309,656
Duke Energy Corp.	184,650	15,425,661
Edison International	49,621	3,249,183
Entergy Corp.	47,450	4,150,926
Exelon Corp.	202,056	7,492,237
FirstEnergy Corp.	110,703	4,316,310
NextEra Energy, Inc.	85,436	9,080,992
Northeast Utilities(a)	66,691	3,569,302
PPL Corp.	192,794	7,004,206
Southern Co. (The)(a)	267,836	13,153,426
Xcel Energy, Inc.(a)	119,884	4,306,233

Total Electric Utilities		79,058,132

Electrical Equipment - 0.5%
AMETEK, Inc.	11,378	598,824
Emerson Electric Co.	150,270	9,276,167
Rockwell Automation, Inc.	22,368	2,487,322

Total Electrical Equipment		12,362,313

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	18,323	985,960
Corning, Inc.	170,375	3,906,699

Total Electronic Equipment, Instruments & Components		4,892,659

Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	35,364	1,982,860
Halliburton Co.	107,677	4,234,936
National Oilwell Varco, Inc.	86,380	5,660,481

Total Energy Equipment & Services		11,878,277

Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	31,138	4,413,812
CVS Health Corp.	95,388	9,186,818
Kroger Co. (The)	40,677	2,611,870
Sysco Corp.(a)	122,816	4,874,567
Wal-Mart Stores, Inc.	500,242	42,960,783
Walgreens Boots Alliance, Inc.	116,561	8,881,948
Whole Foods Market, Inc.	25,256	1,273,408

Total Food & Staples Retailing		74,203,206

Food Products - 1.9%
Archer-Daniels-Midland Co.	82,982	4,315,064
Campbell Soup Co.(a)	61,562	2,708,728
ConAgra Foods, Inc.	79,478	2,883,462
General Mills, Inc.	129,494	6,905,915
Hershey Co. (The)(a)	23,100	2,400,783
Hormel Foods Corp.	26,350	1,372,835
Kellogg Co.	72,435	4,740,146
Keurig Green Mountain, Inc.	8,909	1,179,507
Kraft Foods Group, Inc.	148,818	9,324,936
Mead Johnson Nutrition Co.	21,427	2,154,271
Mondelez International, Inc. Class A	184,443	6,699,892
Tyson Foods, Inc. Class A	19,147	767,603

Total Food Products		45,453,142

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	206,313	9,288,211
Baxter International, Inc.	107,481	7,877,282
Becton, Dickinson and Co.	20,976	2,919,020
C.R. Bard, Inc.(a)	2,930	488,197
Medtronic, Inc.	112,614	8,130,731
St. Jude Medical, Inc.	32,166	2,091,755
Stryker Corp.	34,436	3,248,348
Zimmer Holdings, Inc.	9,460	1,072,953

Total Health Care Equipment & Supplies		35,116,497

Health Care Providers & Services - 1.0%
Aetna, Inc.	27,764	2,466,276
AmerisourceBergen Corp.	19,840	1,788,774
Anthem, Inc.	26,436	3,322,212
Cardinal Health, Inc.	39,266	3,169,944
Cigna Corp.	895	92,104
Humana, Inc.	8,396	1,205,918
McKesson Corp.	7,563	1,569,928
UnitedHealth Group, Inc.	99,124	10,020,445

Total Health Care Providers & Services		23,635,601

Hotels, Restaurants & Leisure - 2.2%
Las Vegas Sands Corp.	195,311	11,359,288
Marriott International, Inc. Class A	20,555	1,603,907
McDonald’s Corp.	246,655	23,111,573
Starbucks Corp.	77,328	6,344,762
Starwood Hotels & Resorts Worldwide, Inc.	21,999	1,783,459
Wynn Resorts Ltd.(a)	27,595	4,105,032
Yum! Brands, Inc.	66,028	4,810,140

Total Hotels, Restaurants & Leisure		53,118,161

Household Durables - 0.1%
Whirlpool Corp.	8,221	1,592,737

Household Products - 2.9%
Clorox Co. (The)(a)	26,755	2,788,138
Colgate-Palmolive Co.	130,195	9,008,192
Kimberly-Clark Corp.	75,563	8,730,549
Procter & Gamble Co. (The)	526,307	47,941,305

Total Household Products		68,468,184

Industrial Conglomerates - 3.3%
3M Co.	94,117	15,465,305
Danaher Corp.	22,162	1,899,505
General Electric Co.	2,401,391	60,683,151
Roper Industries, Inc.	3,122	488,125

Total Industrial Conglomerates		78,536,086

Insurance - 2.2%
Aflac, Inc.	80,843	4,938,699
Allstate Corp. (The)	47,824	3,359,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2014

Investments	Shares	Value
American International Group, Inc.	86,810	$4,862,228
Chubb Corp. (The)(a)	31,770	3,287,242
Hartford Financial Services Group, Inc. (The)	49,808	2,076,496
Lincoln National Corp.	24,723	1,425,775
Loews Corp.	14,868	624,753
Marsh & McLennan Cos., Inc.	73,357	4,198,955
MetLife, Inc.	202,944	10,977,241
Principal Financial Group, Inc.	52,512	2,727,473
Progressive Corp. (The)	72,743	1,963,334
Prudential Financial, Inc.	82,101	7,426,856
Travelers Cos., Inc. (The)	48,271	5,109,485

Total Insurance		52,978,173

IT Services - 2.3%
Automatic Data Processing, Inc.	78,047	6,506,778
Fidelity National Information Services, Inc.	31,282	1,945,740
International Business Machines Corp.	189,408	30,388,620
MasterCard, Inc. Class A	38,854	3,347,661
Paychex, Inc.	80,830	3,731,921
Visa, Inc. Class A	25,137	6,590,921
Xerox Corp.	147,110	2,038,945

Total IT Services		54,550,586

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	21,570	883,076
Thermo Fisher Scientific, Inc.	13,357	1,673,498

Total Life Sciences Tools & Services		2,556,574

Machinery - 1.5%
Caterpillar, Inc.(a)	126,284	11,558,774
Cummins, Inc.	27,047	3,899,366
Deere & Co.(a)	66,849	5,914,131
Dover Corp.	25,719	1,844,567
Illinois Tool Works, Inc.	55,478	5,253,767
PACCAR, Inc.	31,804	2,162,990
Parker-Hannifin Corp.	20,229	2,608,529
Stanley Black & Decker, Inc.	23,997	2,305,632

Total Machinery		35,547,756

Media - 2.2%
CBS Corp. Class B Non-Voting Shares	35,617	1,971,045
Comcast Corp. Class A	235,831	13,680,556
Comcast Corp. Special Class A	46,835	2,696,057
Omnicom Group, Inc.(a)	43,595	3,377,305
Time Warner Cable, Inc.	38,923	5,918,631
Time Warner, Inc.	88,319	7,544,209
Twenty-First Century Fox, Inc. Class A	63,454	2,436,951
Twenty-First Century Fox, Inc. Class B	39,349	1,451,585
Viacom, Inc. Class B	43,406	3,266,301
Walt Disney Co. (The)	108,384	10,208,689

Total Media		52,551,329

Metals & Mining - 0.7%
Alcoa, Inc.	61,276	967,548
Freeport-McMoRan, Inc.	401,504	9,379,134
Nucor Corp.	61,977	3,039,972
Southern Copper Corp.(a)	97,607	2,752,517

Total Metals & Mining		16,139,171

Multi-Utilities - 1.7%
Consolidated Edison, Inc.(a)	78,618	5,189,574
Dominion Resources, Inc.	131,039	10,076,899
DTE Energy Co.	40,916	3,533,915
NiSource, Inc.	56,711	2,405,681
PG&E Corp.	113,247	6,029,270
Public Service Enterprise Group, Inc.	125,512	5,197,452
Sempra Energy	41,113	4,578,344
Wisconsin Energy Corp.	46,344	2,444,182

Total Multi-Utilities		39,455,317

Multiline Retail - 0.7%
Kohl’s Corp.(a)	38,045	2,322,267
Macy’s, Inc.	49,339	3,244,039
Nordstrom, Inc.	23,655	1,877,971
Target Corp.(a)	122,584	9,305,351

Total Multiline Retail		16,749,628

Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	49,853	4,112,872
Apache Corp.	44,334	2,778,412
Cabot Oil & Gas Corp.	3,693	109,350
Chesapeake Energy Corp.	88,709	1,736,035
Chevron Corp.	534,494	59,959,537
ConocoPhillips	388,844	26,853,567
Devon Energy Corp.	49,263	3,015,388
EOG Resources, Inc.	28,231	2,599,228
EQT Corp.	1,878	142,165
Exxon Mobil Corp.	912,965	84,403,614
Hess Corp.	29,714	2,193,487
Kinder Morgan, Inc.(a)	313,845	13,278,782
Marathon Oil Corp.	148,964	4,214,192
Marathon Petroleum Corp.	45,038	4,065,130
Noble Energy, Inc.	39,161	1,857,406
Occidental Petroleum Corp.	203,035	16,366,651
ONEOK, Inc.(a)	73,094	3,639,350
Phillips 66	113,386	8,129,776
Range Resources Corp.	1,140	60,933
Spectra Energy Corp.(a)	198,319	7,198,980
Valero Energy Corp.	82,887	4,102,907
Williams Cos., Inc. (The)	268,685	12,074,704

Total Oil, Gas & Consumable Fuels		262,892,466

Paper & Forest Products - 0.2%
International Paper Co.	87,325	4,678,873

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	19,949	1,520,114

Pharmaceuticals - 7.7%
AbbVie, Inc.	323,183	21,149,095
Allergan, Inc.	2,134	453,667
Bristol-Myers Squibb Co.	275,966	16,290,273
Eli Lilly & Co.(a)	213,030	14,696,940
Johnson & Johnson	508,433	53,166,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2014

Investments	Shares	Value
Merck & Co., Inc.	589,163	$33,458,567
Pfizer, Inc.	1,431,580	44,593,717
Zoetis, Inc.	24,443	1,051,782

Total Pharmaceuticals		184,860,880

Real Estate Investment Trusts (REITs) - 3.7%
American Tower Corp.	38,296	3,785,560
AvalonBay Communities, Inc.	25,722	4,202,718
Boston Properties, Inc.	20,968	2,698,372
Crown Castle International Corp.	97,117	7,643,108
Equity Residential	69,627	5,002,004
Essex Property Trust, Inc.	10,807	2,232,726
General Growth Properties, Inc.	151,504	4,261,807
HCP, Inc.	150,412	6,622,640
Health Care REIT, Inc.	96,568	7,307,300
Host Hotels & Resorts, Inc.	173,419	4,122,170
Macerich Co. (The)	30,275	2,525,238
Prologis, Inc.	104,672	4,504,036
Public Storage	36,194	6,690,461
Simon Property Group, Inc.	61,554	11,209,599
SL Green Realty Corp.	10,463	1,245,306
Ventas, Inc.	78,197	5,606,725
Vornado Realty Trust	33,164	3,903,734
Weyerhaeuser Co.	113,608	4,077,391

Total Real Estate Investment Trusts (REITs)		87,640,895

Road & Rail - 1.0%
CSX Corp.	125,556	4,548,894
Kansas City Southern(a)	7,203	878,982
Norfolk Southern Corp.	47,467	5,202,858
Union Pacific Corp.	107,342	12,787,652

Total Road & Rail		23,418,386

Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	40,770	1,506,044
Analog Devices, Inc.	57,698	3,203,393
Applied Materials, Inc.	141,173	3,518,031
Broadcom Corp. Class A	43,337	1,877,792
Intel Corp.	868,517	31,518,482
KLA-Tencor Corp.	32,756	2,303,402
Lam Research Corp.	9,282	736,434
Linear Technology Corp.	37,388	1,704,893
NVIDIA Corp.	61,359	1,230,248
Skyworks Solutions, Inc.	8,972	652,354
Texas Instruments, Inc.	183,927	9,833,657
Xilinx, Inc.	44,963	1,946,448

Total Semiconductors & Semiconductor Equipment		60,031,178

Software - 3.9%
Activision Blizzard, Inc.	51,122	1,030,108
CA, Inc.	99,303	3,023,776
Intuit, Inc.	20,090	1,852,097
Microsoft Corp.	1,474,534	68,492,104
Oracle Corp.	361,481	16,255,801
Symantec Corp.	112,706	2,891,473

Total Software		93,545,359

Specialty Retail - 1.6%
Best Buy Co., Inc.	47,560	1,853,889
Gap, Inc. (The)	65,671	2,765,406
Home Depot, Inc. (The)	172,089	18,064,182
L Brands, Inc.	32,795	2,838,407
Lowe’s Cos., Inc.	95,439	6,566,203
Ross Stores, Inc.	13,026	1,227,831
Tiffany & Co.(a)	12,672	1,354,130
TJX Cos., Inc. (The)	49,340	3,383,737

Total Specialty Retail		38,053,785

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	680,548	75,118,888
EMC Corp.	225,124	6,695,188
Hewlett-Packard Co.	213,858	8,582,122
NetApp, Inc.	33,769	1,399,725
SanDisk Corp.	18,596	1,822,036
Western Digital Corp.	23,983	2,654,918

Total Technology Hardware, Storage & Peripherals		96,272,877

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.	6,929	773,415
NIKE, Inc. Class B	53,435	5,137,775
Ralph Lauren Corp.	4,630	857,291
VF Corp.	52,089	3,901,466

Total Textiles, Apparel & Luxury Goods		10,669,947

Tobacco - 3.5%
Altria Group, Inc.	561,355	27,657,961
Lorillard, Inc.	96,554	6,077,109
Philip Morris International, Inc.	497,750	40,541,737
Reynolds American, Inc.	150,637	9,681,440

Total Tobacco		83,958,247

Trading Companies & Distributors - 0.2%
Fastenal Co.(a)	41,961	1,995,665
W.W. Grainger, Inc.(a)	7,923	2,019,494
Total Trading Companies & Distributors		4,015,159

TOTAL COMMON STOCKS (Cost: $2,040,763,791)		2,387,620,726

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree Total Dividend Fund(b) (Cost: $616,497)	8,958	669,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2014

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $16,341,684)(d)	16,341,684	$16,341,684

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $2,057,721,972)		2,404,631,573
Liabilities in Excess of Cash and Other Assets - (0.5)%		(11,773,815)

NET ASSETS - 100.0%		$2,392,857,758

(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $61,527,421 and the total market value of the collateral held by the Fund was $62,919,163. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $46,577,479.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 7.7%
Alliant Techsystems, Inc.(a)	275	$31,969
B/E Aerospace, Inc.*(a)	510	29,590
Boeing Co. (The)(a)	4,345	564,763
Curtiss-Wright Corp.(a)	238	16,800
Esterline Technologies Corp.*(a)	189	20,729
Exelis, Inc.	2,198	38,531
General Dynamics Corp.	2,561	352,445
Hexcel Corp.*(a)	470	19,500
Huntington Ingalls Industries, Inc.	249	28,002
KLX, Inc.*(a)	255	10,519
L-3 Communications Holdings, Inc.	724	91,376
Lockheed Martin Corp.(a)	2,301	443,104
Moog, Inc. Class A*	326	24,134
Northrop Grumman Corp.	1,803	265,744
Raytheon Co.(a)	2,180	235,811
Teledyne Technologies, Inc.*	216	22,192
Textron, Inc.	1,433	60,344
Vectrus, Inc.*(a)	122	3,343

Total Aerospace & Defense		2,258,896

Air Freight & Logistics - 1.1%
FedEx Corp.(a)	1,855	322,139

Airlines - 1.6%
Alaska Air Group, Inc.(a)	764	45,657
JetBlue Airways Corp.*(a)	2,185	34,654
Southwest Airlines Co.(a)	3,973	168,137
Spirit Airlines, Inc.*	343	25,924
United Continental Holdings, Inc.*	2,810	187,961

Total Airlines		462,333

Auto Components - 1.7%
Federal-Mogul Holdings Corp.*(a)	657	10,571
Gentex Corp.(a)	862	31,144
Johnson Controls, Inc.	3,762	181,855
Lear Corp.(a)	679	66,596
Tenneco, Inc.*(a)	486	27,513
TRW Automotive Holdings Corp.*	1,447	148,824
Visteon Corp.*	384	41,034

Total Auto Components		507,537

Automobiles - 4.3%
Ford Motor Co.(a)	48,976	759,128
General Motors Co.	13,552	473,100
Thor Industries, Inc.	282	15,756

Total Automobiles		1,247,984

Banks - 13.8%
BancorpSouth, Inc.(a)	190	4,277
Bank of America Corp.	38,984	697,424
BB&T Corp.	1,595	62,030
Citigroup, Inc.(a)	11,573	626,215
Comerica, Inc.(a)	429	20,094
Fifth Third Bancorp	2,709	55,196
Huntington Bancshares, Inc.	2,487	26,163
Iberiabank Corp.(a)	64	4,150
JPMorgan Chase & Co.	19,989	1,250,912
KeyCorp(a)	2,512	34,917
PNC Financial Services Group, Inc. (The)	1,934	176,439
Popular, Inc.*	246	8,376
PrivateBancorp, Inc.	169	5,645
Regions Financial Corp.	4,470	47,203
SunTrust Banks, Inc.(a)	1,343	56,272
SVB Financial Group*	75	8,705
Umpqua Holdings Corp.	220	3,742
Wells Fargo & Co.	16,905	926,732
Western Alliance Bancorp*	194	5,393
Wintrust Financial Corp.(a)	108	5,050

Total Banks		4,024,935

Beverages - 0.3%
Constellation Brands, Inc. Class A*	837	82,168

Capital Markets - 2.8%
Ameriprise Financial, Inc.	521	68,902
Bank of New York Mellon Corp. (The)	2,517	102,115
E*TRADE Financial Corp.*(a)	486	11,788
Goldman Sachs Group, Inc. (The)(a)	1,916	371,378
Legg Mason, Inc.(a)	238	12,702
LPL Financial Holdings, Inc.	197	8,776
Morgan Stanley(a)	5,478	212,546
Raymond James Financial, Inc.(a)	357	20,453
Stifel Financial Corp.*	241	12,296

Total Capital Markets		820,956

Chemicals - 5.1%
Ashland, Inc.(a)	980	117,365
Cabot Corp.(a)	424	18,597
Celanese Corp. Series A(a)	1,031	61,819
CF Industries Holdings, Inc.(a)	682	185,872
Cytec Industries, Inc.(a)	514	23,731
Dow Chemical Co. (The)(a)	5,085	231,927
E.I. du Pont de Nemours & Co.	5,485	405,561
Eastman Chemical Co.	1,492	113,183
H.B. Fuller Co.(a)	339	15,096
Huntsman Corp.(a)	1,591	36,243
Minerals Technologies, Inc.	146	10,140
Olin Corp.(a)	659	15,005
PolyOne Corp.(a)	529	20,054
PPG Industries, Inc.(a)	747	172,669
RPM International, Inc.(a)	810	41,075
Sensient Technologies Corp.(a)	290	17,499

Total Chemicals		1,485,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2014

Investments	Shares	Value
Commercial Services & Supplies - 0.4%
Cintas Corp.(a)	645	$50,594
KAR Auction Services, Inc.(a)	284	9,841
R.R. Donnelley & Sons Co.(a)	2,890	48,566
UniFirst Corp.	137	16,639

Total Commercial Services & Supplies		125,640

Communications Equipment - 0.6%
ARRIS Group, Inc.*	547	16,514
Brocade Communications Systems, Inc.	2,993	35,437
Finisar Corp.*(a)	383	7,434
Harris Corp.	964	69,234
Juniper Networks, Inc.(a)	2,130	47,542
Ubiquiti Networks, Inc.(a)	361	10,700

Total Communications Equipment		186,861

Construction & Engineering - 0.4%
Fluor Corp.	890	53,960
Jacobs Engineering Group, Inc.*	723	32,311
MasTec, Inc.*	421	9,519
Quanta Services, Inc.*	1,238	35,147

Total Construction & Engineering		130,937

Consumer Finance - 0.9%
Capital One Financial Corp.	2,397	197,872
Navient Corp.(a)	2,204	47,629
SLM Corp.(a)	2,204	22,459

Total Consumer Finance		267,960

Containers & Packaging - 1.2%
Avery Dennison Corp.(a)	603	31,284
Graphic Packaging Holding Co.*(a)	2,044	27,839
Owens-Illinois, Inc.*(a)	1,553	41,916
Packaging Corp. of America	827	64,547
Rock-Tenn Co. Class A	1,782	108,666
Sealed Air Corp.(a)	872	36,999
Sonoco Products Co.	642	28,055

Total Containers & Packaging		339,306

Diversified Consumer Services - 0.4%
Apollo Education Group, Inc.*(a)	1,662	56,691
DeVry Education Group, Inc.(a)	512	24,304
Graham Holdings Co. Class B	32	27,639
Grand Canyon Education, Inc.*(a)	200	9,332

Total Diversified Consumer Services		117,966

Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc. Class B*(a)	6,212	932,732

Diversified Telecommunication Services - 0.1%
Frontier Communications Corp.(a)	5,958	39,740

Electric Utilities - 0.6%
Entergy Corp.(a)	1,523	133,232
Great Plains Energy, Inc.(a)	1,008	28,637
PNM Resources, Inc.(a)	401	11,882

Total Electric Utilities		173,751

Electrical Equipment - 0.3%
Acuity Brands, Inc.	138	19,330
Babcock & Wilcox Co. (The)(a)	1,305	39,541
EnerSys(a)	373	23,022

Total Electrical Equipment		81,893

Electronic Equipment, Instruments & Components - 1.8%
Anixter International, Inc.(a)	220	19,461
Arrow Electronics, Inc.*(a)	922	53,375
Avnet, Inc.	1,364	58,679
Belden, Inc.	193	15,210
Corning, Inc.(a)	10,655	244,319
Ingram Micro, Inc. Class A*	1,238	34,218
Jabil Circuit, Inc.(a)	2,769	60,447
SYNNEX Corp.(a)	230	17,977
Tech Data Corp.*(a)	271	17,136
Vishay Intertechnology, Inc.(a)	909	12,863

Total Electronic Equipment, Instruments & Components		533,685

Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	2,075	116,346
Halliburton Co.	5,603	220,366
Helmerich & Payne, Inc.(a)	731	49,284
Patterson-UTI Energy, Inc.(a)	646	10,717
Superior Energy Services, Inc.	1,068	21,520
Unit Corp.*(a)	301	10,264

Total Energy Equipment & Services		428,497

Food & Staples Retailing - 4.5%
Casey’s General Stores, Inc.(a)	212	19,148
CVS Health Corp.(a)	6,669	642,291
Kroger Co. (The)	3,728	239,375
Safeway, Inc.(a)	830	29,150
United Natural Foods, Inc.*(a)	192	14,846
Walgreens Boots Alliance, Inc.	4,787	364,770

Total Food & Staples Retailing		1,309,580

Food Products - 1.8%
Archer-Daniels-Midland Co.	3,634	188,968
Hain Celestial Group, Inc. (The)*(a)	390	22,733
Keurig Green Mountain, Inc.(a)	578	76,524
Pilgrim’s Pride Corp.*(a)	2,804	91,943
Pinnacle Foods, Inc.	601	21,215
Tyson Foods, Inc. Class A(a)	2,363	94,733
WhiteWave Foods Co. (The)*(a)	519	18,160

Total Food Products		514,276

Gas Utilities - 0.3%
AGL Resources, Inc.(a)	648	35,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2014

Investments	Shares	Value
UGI Corp.(a)	1,198	$45,500

Total Gas Utilities		80,823

Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp.*(a)	5,922	78,466
St. Jude Medical, Inc.(a)	2,195	142,741

Total Health Care Equipment & Supplies		221,207

Health Care Providers & Services - 10.5%
Aetna, Inc.	3,405	302,466
Anthem, Inc.(a)	3,147	395,483
Cardinal Health, Inc.	2,145	173,166
Centene Corp.*(a)	304	31,570
Cigna Corp.	3,404	350,306
Express Scripts Holding Co.*(a)	3,956	334,954
Health Net, Inc.*(a)	576	30,833
Henry Schein, Inc.*(a)	431	58,681
Humana, Inc.(a)	1,197	171,925
LifePoint Hospitals, Inc.*(a)	283	20,350
McKesson Corp.	1,046	217,129
Omnicare, Inc.(a)	672	49,009
Owens & Minor, Inc.(a)	378	13,272
UnitedHealth Group, Inc.(a)	7,652	773,541
Universal Health Services, Inc. Class B	739	82,221
VCA, Inc.*(a)	506	24,678
WellCare Health Plans, Inc.*(a)	419	34,383

Total Health Care Providers & Services		3,063,967

Hotels, Restaurants & Leisure - 0.2%
Bloomin’ Brands, Inc.*	859	21,269
Buffalo Wild Wings, Inc.*(a)	53	9,560
Jack in the Box, Inc.(a)	176	14,073
Wendy’s Co. (The)(a)	1,838	16,597

Total Hotels, Restaurants & Leisure		61,499

Household Durables - 1.0%
Harman International Industries, Inc.	304	32,440
Jarden Corp.*(a)	1,111	53,195
Mohawk Industries, Inc.*	412	64,008
Whirlpool Corp.	796	154,217

Total Household Durables		303,860

Household Products - 0.1%
Spectrum Brands Holdings, Inc.	331	31,670

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.(a)	6,142	84,575

Insurance - 4.5%
Aflac, Inc.(a)	2,025	123,707
Allstate Corp. (The)	2,368	166,352
American Financial Group, Inc.	336	20,402
American International Group, Inc.	6,944	388,934
Assurant, Inc.(a)	331	22,650
CNA Financial Corp.	885	34,258
CNO Financial Group, Inc.(a)	1,518	26,140
First American Financial Corp.(a)	300	10,170
Genworth Financial, Inc. Class A*(a)	1,486	12,631
Hanover Insurance Group, Inc. (The)(a)	185	13,194
Hartford Financial Services Group, Inc. (The)(a)	2,512	104,725
Kemper Corp.(a)	224	8,089
Lincoln National Corp.(a)	1,056	60,900
MBIA, Inc.*(a)	685	6,535
Mercury General Corp.	103	5,837
MetLife, Inc.	2,873	155,401
Primerica, Inc.(a)	167	9,061
Principal Financial Group, Inc.(a)	788	40,929
Protective Life Corp.	320	22,288
Reinsurance Group of America, Inc.	184	16,122
StanCorp Financial Group, Inc.	147	10,269
Symetra Financial Corp.(a)	431	9,935
Torchmark Corp.(a)	418	22,643
Unum Group(a)	1,013	35,333

Total Insurance		1,326,505

Internet & Catalog Retail - 0.2%
Liberty Interactive Corp. Class A*	1,951	57,398
Liberty Ventures Series A*	277	10,449

Total Internet & Catalog Retail		67,847

Internet Software & Services - 0.1%
IAC/InterActiveCorp	446	27,112

IT Services - 1.9%
Acxiom Corp.*	258	5,230
Booz Allen Hamilton Holding Corp.	1,216	32,260
Broadridge Financial Solutions, Inc.(a)	832	38,422
Computer Sciences Corp.	1,572	99,114
Convergys Corp.(a)	434	8,840
DST Systems, Inc.(a)	398	37,472
Euronet Worldwide, Inc.*(a)	221	12,133
Fidelity National Information Services, Inc.	1,453	90,377
Global Payments, Inc.	438	35,360
Leidos Holdings, Inc.(a)	427	18,583
Xerox Corp.(a)	11,892	164,823

Total IT Services		542,614

Leisure Products - 0.4%
Brunswick Corp.(a)	2,100	107,646

Life Sciences Tools & Services - 0.7%
PerkinElmer, Inc.	559	24,445
Thermo Fisher Scientific, Inc.(a)	1,395	174,780

Total Life Sciences Tools & Services		199,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2014

Investments	Shares	Value
Machinery - 2.2%
AGCO Corp.(a)	1,156	$52,251
Barnes Group, Inc.	247	9,141
Colfax Corp.*(a)	335	17,276
ITT Corp.	1,399	56,604
Manitowoc Co., Inc. (The)(a)	570	12,597
Middleby Corp. (The)*	225	22,297
Oshkosh Corp.	642	31,233
PACCAR, Inc.(a)	1,962	133,436
Parker-Hannifin Corp.(a)	743	95,810
Snap-on, Inc.	349	47,722
SPX Corp.(a)	267	22,941
Terex Corp.(a)	722	20,129
Trinity Industries, Inc.(a)	1,166	32,660
WABCO Holdings, Inc.*(a)	414	43,379
Xylem, Inc.(a)	1,013	38,565

Total Machinery		636,041

Media - 1.4%
Gannett Co., Inc.(a)	2,313	73,854
Interpublic Group of Cos., Inc. (The)	2,425	50,367
John Wiley & Sons, Inc. Class A	411	24,348
Time Warner Cable, Inc.	1,669	253,788

Total Media		402,357

Metals & Mining - 0.4%
Alcoa, Inc.	1,889	29,827
Carpenter Technology Corp.(a)	244	12,017
Cliffs Natural Resources, Inc.(a)	3,138	22,405
Commercial Metals Co.(a)	319	5,197
Steel Dynamics, Inc.	1,120	22,109
Worthington Industries, Inc.	459	13,811

Total Metals & Mining		105,366

Multi-Utilities - 0.1%
Black Hills Corp.	211	11,191
MDU Resources Group, Inc.(a)	871	20,469

Total Multi-Utilities		31,660

Multiline Retail - 1.2%
Dillard’s, Inc. Class A(a)	377	47,193
Kohl’s Corp.(a)	1,767	107,857
Macy’s, Inc.(a)	2,869	188,637

Total Multiline Retail		343,687

Oil, Gas & Consumable Fuels - 6.2%
ConocoPhillips(a)	10,988	758,831
Energen Corp.(a)	242	15,430
Hess Corp.(a)	4,907	362,235
Phillips 66	5,118	366,961
Stone Energy Corp.*(a)	369	6,229
Valero Energy Corp.(a)	5,049	249,925
Western Refining, Inc.(a)	911	34,417
World Fuel Services Corp.(a)	501	23,512

Total Oil, Gas & Consumable Fuels		1,817,540

Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A(a)	495	21,632

Pharmaceuticals - 0.7%
Hospira, Inc.*(a)	1,042	63,822
Mylan, Inc.*(a)	2,302	129,764

Total Pharmaceuticals		193,586

Professional Services - 0.3%
Manpowergroup, Inc.(a)	554	37,766
On Assignment, Inc.*	212	7,036
Towers Watson & Co. Class A(a)	373	42,213

Total Professional Services		87,015

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.(a)	99	14,843

Road & Rail - 0.6%
AMERCO(a)	152	43,207
Avis Budget Group, Inc.*	674	44,706
Con-way, Inc.	244	12,000
Old Dominion Freight Line, Inc.*(a)	404	31,367
Ryder System, Inc.(a)	340	31,569
Swift Transportation Co.*(a)	741	21,215

Total Road & Rail		184,064

Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.(a)	5,027	125,273
First Solar, Inc.*(a)	720	32,108
Lam Research Corp.(a)	831	65,932
NVIDIA Corp.(a)	2,792	55,980
Skyworks Solutions, Inc.	954	69,365
Synaptics, Inc.*(a)	242	16,659

Total Semiconductors & Semiconductor Equipment		365,317

Software - 0.4%
Activision Blizzard, Inc.	5,728	115,419

Specialty Retail - 2.5%
Advance Auto Parts, Inc.(a)	394	62,756
AutoNation, Inc.*(a)	793	47,905
Best Buy Co., Inc.	2,676	104,310
Foot Locker, Inc.(a)	1,052	59,101
GameStop Corp. Class A(a)	952	32,178
Guess?, Inc.(a)	632	13,323
Lowe’s Cos., Inc.	5,300	364,640
Men’s Wearhouse, Inc. (The)(a)	270	11,921
Penske Automotive Group, Inc.	640	31,405
Restoration Hardware Holdings, Inc.*(a)	140	13,441

Total Specialty Retail		740,980

Technology Hardware, Storage & Peripherals - 4.5%
Hewlett-Packard Co.(a)	21,041	844,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2014

Investments	Shares	Value
Lexmark International, Inc. Class A(a)	674	$27,816
NCR Corp.*(a)	1,624	47,324
SanDisk Corp.(a)	1,620	158,728
Western Digital Corp.	2,206	244,204

Total Technology Hardware, Storage & Peripherals		1,322,447

Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.(a)	294	13,095
Deckers Outdoor Corp.*(a)	199	18,117
Hanesbrands, Inc.	586	65,409

Total Textiles, Apparel & Luxury Goods		96,621

Thrifts & Mortgage Finance - 0.0%
EverBank Financial Corp.(a)	364	6,938

Trading Companies & Distributors - 0.3%
GATX Corp.(a)	255	14,673
United Rentals, Inc.*(a)	561	57,228
WESCO International, Inc.*(a)	316	24,082

Total Trading Companies & Distributors		95,983

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc.*(a)	564	7,885

TOTAL COMMON STOCKS (Cost: $23,923,848)		29,103,539

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree Earnings 500 Fund(b)	544	39,168
WisdomTree MidCap Earnings Fund(a)(b)	179	16,584

TOTAL EXCHANGE-TRADED FUNDS (Cost: $51,049)		55,752

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 24.8%

United States - 24.8%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $7,231,499)(d)	7,231,499	7,231,499

TOTAL INVESTMENTS IN SECURITIES - 124.7% (Cost: $31,206,396)		36,390,790
Liabilities in Excess of Cash and Other Assets - (24.7)%		(7,214,127)

NET ASSETS - 100.0%		$29,176,663

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $8,527,944 and the total market value of the collateral held by the Fund was $8,724,508. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,493,009.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.5%

United States - 99.5%

Aerospace & Defense - 1.1%
Alliant Techsystems, Inc.(a)	12,494	$1,452,427
Curtiss-Wright Corp.	11,725	827,668
Exelis, Inc.	147,819	2,591,267
Huntington Ingalls Industries, Inc.	23,545	2,647,871
L-3 Communications Holdings, Inc.	54,275	6,850,048
Triumph Group, Inc.(a)	3,616	243,067

Total Aerospace & Defense		14,612,348

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.(a)	90,997	6,814,765
Expeditors International of Washington, Inc.	88,135	3,931,703

Total Air Freight & Logistics		10,746,468

Airlines - 0.2%
Alaska Air Group, Inc.	38,151	2,279,904

Auto Components - 0.6%
Dana Holding Corp.	52,749	1,146,763
Gentex Corp.(a)	83,318	3,010,280
Goodyear Tire & Rubber Co. (The)	78,997	2,256,944
Lear Corp.(a)	22,748	2,231,124

Total Auto Components		8,645,111

Automobiles - 0.1%
Thor Industries, Inc.	34,059	1,902,876

Banks - 2.7%
Associated Banc-Corp.	56,844	1,059,004
Bank of the Ozarks, Inc.	18,628	706,374
BankUnited, Inc.	51,262	1,485,060
BOK Financial Corp.	33,386	2,004,495
CIT Group, Inc.	39,169	1,873,453
City National Corp.	15,672	1,266,454
Comerica, Inc.(a)	54,417	2,548,892
Commerce Bancshares, Inc.(a)	32,791	1,426,081
Cullen/Frost Bankers, Inc.(a)	30,942	2,185,743
East West Bancorp, Inc.	46,413	1,796,647
First Citizens BancShares, Inc. Class A	876	221,444
First Horizon National Corp.	61,996	841,906
First Niagara Financial Group, Inc.	236,389	1,992,759
First Republic Bank	25,331	1,320,252
FirstMerit Corp.	99,966	1,888,358
Huntington Bancshares, Inc.	326,936	3,439,367
Investors Bancorp, Inc.	87,483	981,997
PacWest Bancorp	74,264	3,376,042
Prosperity Bancshares, Inc.	23,886	1,322,329
Synovus Financial Corp.	35,549	963,022
Umpqua Holdings Corp.	128,079	2,178,624
Webster Financial Corp.	38,842	1,263,530
Zions Bancorp	20,238	576,985

Total Banks		36,718,818

Beverages - 0.6%
Coca-Cola Enterprises, Inc.	174,773	7,728,462

Building Products - 0.9%
A.O. Smith Corp.	27,165	1,532,377
Fortune Brands Home & Security, Inc.	54,666	2,474,730
Lennox International, Inc.	19,811	1,883,432
Masco Corp.	169,469	4,270,619
Owens Corning	70,709	2,532,089

Total Building Products		12,693,247

Capital Markets - 1.1%
Eaton Vance Corp.(a)	50,410	2,063,281
Federated Investors, Inc. Class B(a)	55,931	1,841,808
Janus Capital Group, Inc.(a)	64,214	1,035,772
Legg Mason, Inc.	24,509	1,308,045
LPL Financial Holdings, Inc.	38,025	1,694,014
NorthStar Asset Management Group, Inc.	59,891	1,351,740
Raymond James Financial, Inc.	31,164	1,785,385
SEI Investments Co.	31,457	1,259,538
Waddell & Reed Financial, Inc. Class A	43,102	2,147,342

Total Capital Markets		14,486,925

Chemicals - 4.2%
Airgas, Inc.	47,368	5,455,846
Albemarle Corp.(a)	49,067	2,950,399
Ashland, Inc.	26,224	3,140,586
Axiall Corp.	36,615	1,555,039
Cabot Corp.(a)	45,416	1,991,946
Celanese Corp. Series A	84,624	5,074,055
Cytec Industries, Inc.	25,591	1,181,536
FMC Corp.	45,372	2,587,565
Huntsman Corp.	179,969	4,099,694
International Flavors & Fragrances, Inc.	48,406	4,906,432
NewMarket Corp.	5,895	2,378,809
PolyOne Corp.	32,791	1,243,107
Rockwood Holdings, Inc.	53,673	4,229,432
RPM International, Inc.	91,543	4,642,146
Scotts Miracle-Gro Co. (The) Class A	57,392	3,576,669
Sensient Technologies Corp.	26,984	1,628,215
Valspar Corp. (The)	33,202	2,871,309
Westlake Chemical Corp.	51,073	3,120,050

Total Chemicals		56,632,835

Commercial Services & Supplies - 2.7%
ADT Corp. (The)(a)	144,446	5,233,279
Cintas Corp.	44,767	3,511,523
Covanta Holding Corp.	179,349	3,947,472
Deluxe Corp.	31,273	1,946,744
KAR Auction Services, Inc.	141,813	4,913,820
Pitney Bowes, Inc.	199,846	4,870,247
R.R. Donnelley & Sons Co.(a)	426,929	7,174,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2014

Investments	Shares	Value
Rollins, Inc.	59,303	$1,962,929
Waste Connections, Inc.	47,626	2,095,068

Total Commercial Services & Supplies		35,655,624

Communications Equipment - 1.1%
Brocade Communications Systems, Inc.	170,218	2,015,381
Harris Corp.	90,427	6,494,467
Juniper Networks, Inc.	255,952	5,712,849

Total Communications Equipment		14,222,697

Construction & Engineering - 0.4%
EMCOR Group, Inc.	15,500	689,595
Fluor Corp.	72,012	4,366,088

Total Construction & Engineering		5,055,683

Construction Materials - 0.4%
Eagle Materials, Inc.	8,697	661,233
Martin Marietta Materials, Inc.(a)	31,747	3,502,329
Vulcan Materials Co.	15,860	1,042,478

Total Construction Materials		5,206,040

Consumer Finance - 0.6%
Navient Corp.	194,698	4,207,424
Santander Consumer USA Holdings, Inc.	195,470	3,833,166

Total Consumer Finance		8,040,590

Containers & Packaging - 2.7%
AptarGroup, Inc.(a)	35,627	2,381,309
Avery Dennison Corp.	80,802	4,192,008
Ball Corp.	34,454	2,348,729
Bemis Co., Inc.	80,158	3,623,943
MeadWestvaco Corp.	122,661	5,444,922
Packaging Corp. of America	66,324	5,176,588
Rock-Tenn Co. Class A	58,582	3,572,330
Sealed Air Corp.	85,830	3,641,767
Silgan Holdings, Inc.	23,516	1,260,458
Sonoco Products Co.	96,625	4,222,512

Total Containers & Packaging		35,864,566

Diversified Consumer Services - 1.0%
DeVry Education Group, Inc.	15,555	738,396
Graham Holdings Co. Class B	1,747	1,508,902
H&R Block, Inc.	219,996	7,409,465
Service Corp. International	108,414	2,460,998
Sotheby’s(a)	22,507	971,852

Total Diversified Consumer Services		13,089,613

Diversified Financial Services - 0.4%
CBOE Holdings, Inc.	19,230	1,219,567
Leucadia National Corp.	69,618	1,560,836
MSCI, Inc.	28,794	1,365,987
NASDAQ OMX Group, Inc. (The)	36,841	1,766,894
Voya Financial, Inc.	4,166	176,555

Total Diversified Financial Services		6,089,839

Diversified Telecommunication Services - 2.4%
Frontier Communications Corp.(a)	2,056,521	13,716,995
Windstream Holdings, Inc.	2,267,253	18,682,165

Total Diversified Telecommunication Services		32,399,160

Electric Utilities - 3.9%
Cleco Corp.	57,162	3,117,615
Great Plains Energy, Inc.	181,251	5,149,341
Hawaiian Electric Industries, Inc.	123,550	4,136,454
IDACORP, Inc.	48,269	3,194,925
ITC Holdings Corp.	83,359	3,370,204
OGE Energy Corp.	184,282	6,538,325
Pepco Holdings, Inc.	328,377	8,843,193
Pinnacle West Capital Corp.	128,319	8,765,471
Portland General Electric Co.(a)	72,772	2,752,965
Westar Energy, Inc.(a)	149,007	6,145,049

Total Electric Utilities		52,013,542

Electrical Equipment - 0.6%
Acuity Brands, Inc.	5,548	777,108
Babcock & Wilcox Co. (The)	48,372	1,465,672
EnerSys	17,466	1,078,002
Hubbell, Inc. Class B	35,882	3,833,274
Regal-Beloit Corp.	18,255	1,372,776

Total Electrical Equipment		8,526,832

Electronic Equipment, Instruments & Components - 1.0%
Avnet, Inc.	65,637	2,823,704
Belden, Inc.	3,408	268,585
CDW Corp.	43,085	1,515,299
FEI Co.	14,753	1,332,934
FLIR Systems, Inc.	56,195	1,815,660
Jabil Circuit, Inc.	101,807	2,222,447
National Instruments Corp.	77,345	2,404,656
SYNNEX Corp.	8,838	690,778

Total Electronic Equipment, Instruments & Components		13,074,063

Energy Equipment & Services - 2.7%
Diamond Offshore Drilling, Inc.(a)	453,935	16,663,954
Helmerich & Payne, Inc.	155,554	10,487,450
Oceaneering International, Inc.	60,912	3,582,235
RPC, Inc.(a)	244,698	3,190,862
Superior Energy Services, Inc.	87,146	1,755,992

Total Energy Equipment & Services		35,680,493

Food & Staples Retailing - 0.6%
Casey’s General Stores, Inc.	11,494	1,038,138
PriceSmart, Inc.(a)	7,566	690,171
Safeway, Inc.	194,937	6,846,187

Total Food & Staples Retailing		8,574,496

Food Products - 1.9%
Flowers Foods, Inc.	186,066	3,570,607
Ingredion, Inc.(a)	47,116	3,997,321
J.M. Smucker Co. (The)	82,050	8,285,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2014

Investments	Shares	Value
McCormick & Co., Inc. Non-Voting Shares(a)	76,145	$5,657,573
Pinnacle Foods, Inc.	101,813	3,593,999

Total Food Products		25,104,909

Gas Utilities - 2.4%
AGL Resources, Inc.	145,990	7,957,915
Atmos Energy Corp.	93,913	5,234,711
National Fuel Gas Co.(a)	61,819	4,298,275
Piedmont Natural Gas Co., Inc.	84,476	3,329,199
Questar Corp.	174,546	4,412,523
Southwest Gas Corp.	37,068	2,291,173
UGI Corp.(a)	130,131	4,942,375

Total Gas Utilities		32,466,171

Health Care Equipment & Supplies - 0.8%
Cooper Cos., Inc. (The)	591	95,795
DENTSPLY International, Inc.	22,072	1,175,775
ResMed, Inc.(a)	93,176	5,223,447
STERIS Corp.	26,742	1,734,219
Teleflex, Inc.	15,717	1,804,626
West Pharmaceutical Services, Inc.	18,904	1,006,449

Total Health Care Equipment & Supplies		11,040,311

Health Care Providers & Services - 1.1%
HealthSouth Corp.	62,530	2,404,904
Omnicare, Inc.	35,225	2,568,959
Patterson Cos., Inc.(a)	55,647	2,676,621
Quest Diagnostics, Inc.	96,012	6,438,565
Universal Health Services, Inc. Class B	10,870	1,209,396

Total Health Care Providers & Services		15,298,445

Hotels, Restaurants & Leisure - 3.4%
Aramark	88,716	2,763,503
Brinker International, Inc.	40,630	2,384,575
Choice Hotels International, Inc.	25,019	1,401,564
Cracker Barrel Old Country Store, Inc.(a)	22,913	3,225,234
Darden Restaurants, Inc.(a)	162,220	9,510,959
Domino’s Pizza, Inc.	18,480	1,740,262
Dunkin’ Brands Group, Inc.(a)	65,282	2,784,277
International Game Technology	204,964	3,535,629
Jack in the Box, Inc.	12,370	989,105
Six Flags Entertainment Corp.(a)	150,604	6,498,563
Vail Resorts, Inc.	21,320	1,942,892
Wendy’s Co. (The)(a)	293,752	2,652,580
Wyndham Worldwide Corp.	66,436	5,697,551

Total Hotels, Restaurants & Leisure		45,126,694

Household Durables - 2.0%
D.R. Horton, Inc.	120,079	3,036,798
Harman International Industries, Inc.	27,801	2,966,645
Leggett & Platt, Inc.(a)	132,256	5,635,428
Lennar Corp. Class A(a)	20,975	939,890
Newell Rubbermaid, Inc.	169,795	6,467,491
PulteGroup, Inc.	185,972	3,990,959
Tupperware Brands Corp.	68,543	4,318,209

Total Household Durables		27,355,420

Household Products - 0.9%
Church & Dwight Co., Inc.	69,627	5,487,304
Energizer Holdings, Inc.	31,645	4,068,281
Spectrum Brands Holdings, Inc.	21,398	2,047,361

Total Household Products		11,602,946

Independent Power and Renewable Electricity Producers - 0.8%
AES Corp.	334,922	4,611,876
NRG Energy, Inc.	225,066	6,065,529

Total Independent Power and Renewable Electricity Producers		10,677,405

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	24,096	2,174,423

Insurance - 3.5%
American Financial Group, Inc.	25,102	1,524,193
American National Insurance Co.	12,398	1,416,596
AmTrust Financial Services, Inc.(a)	22,292	1,253,925
Arthur J. Gallagher & Co.	82,350	3,877,038
Assurant, Inc.	19,324	1,322,341
Brown & Brown, Inc.	33,432	1,100,247
Cincinnati Financial Corp.(a)	95,295	4,939,140
CNA Financial Corp.	117,699	4,556,128
CNO Financial Group, Inc.	51,597	888,500
Erie Indemnity Co. Class A	21,924	1,990,042
First American Financial Corp.(a)	52,905	1,793,480
FNF Group	108,798	3,748,091
Hanover Insurance Group, Inc. (The)	15,968	1,138,838
HCC Insurance Holdings, Inc.	36,592	1,958,404
Mercury General Corp.	42,298	2,397,028
Old Republic International Corp.	225,107	3,293,315
Primerica, Inc.	8,134	441,351
Protective Life Corp.	18,539	1,291,241
Reinsurance Group of America, Inc.	18,272	1,600,993
StanCorp Financial Group, Inc.	14,056	981,952
Torchmark Corp.(a)	21,090	1,142,445
Unum Group	87,199	3,041,501
W.R. Berkley Corp.	18,340	940,108

Total Insurance		46,636,897

Internet & Catalog Retail - 0.4%
Expedia, Inc.	29,882	2,550,727
HSN, Inc.	31,182	2,369,832

Total Internet & Catalog Retail		4,920,559

Internet Software & Services - 0.4%
IAC/InterActiveCorp	53,983	3,281,627
j2 Global, Inc.	28,917	1,792,854

Total Internet Software & Services		5,074,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2014

Investments	Shares	Value
IT Services - 2.4%
Booz Allen Hamilton Holding Corp.	80,072	$2,124,310
Broadridge Financial Solutions, Inc.	93,373	4,311,965
Computer Sciences Corp.	67,201	4,237,023
DST Systems, Inc.	15,464	1,455,936
Global Payments, Inc.	2,192	176,960
Jack Henry & Associates, Inc.	37,237	2,313,907
Leidos Holdings, Inc.	71,026	3,091,052
MAXIMUS, Inc.	7,397	405,652
Sabre Corp.(a)	153,933	3,120,222
Total System Services, Inc.	73,224	2,486,687
Western Union Co. (The)(a)	489,585	8,768,467

Total IT Services		32,492,181

Leisure Products - 2.1%
Brunswick Corp.(a)	30,183	1,547,180
Hasbro, Inc.(a)	122,876	6,756,951
Mattel, Inc.	525,025	16,246,899
Polaris Industries, Inc.(a)	27,957	4,228,217

Total Leisure Products		28,779,247

Life Sciences Tools & Services - 0.2%
Bio-Techne Corp.	16,235	1,500,114
PerkinElmer, Inc.	24,154	1,056,254

Total Life Sciences Tools & Services		2,556,368

Machinery - 4.2%
AGCO Corp.(a)	30,385	1,373,402
Allison Transmission Holdings, Inc.	104,447	3,540,753
CLARCOR, Inc.(a)	19,805	1,319,805
Crane Co.	45,518	2,671,907
Donaldson Co., Inc.(a)	77,804	3,005,569
Flowserve Corp.	49,627	2,969,183
Graco, Inc.(a)	26,818	2,150,267
IDEX Corp.	37,854	2,946,555
ITT Corp.	33,356	1,349,584
Joy Global, Inc.(a)	53,808	2,503,148
Kennametal, Inc.(a)	53,282	1,906,963
Lincoln Electric Holdings, Inc.	42,274	2,920,711
Manitowoc Co., Inc. (The)(a)	19,357	427,790
Nordson Corp.(a)	22,902	1,785,440
Oshkosh Corp.	37,979	1,847,678
Pall Corp.	44,535	4,507,387
Snap-on, Inc.	29,581	4,044,906
SPX Corp.	24,391	2,095,675
Terex Corp.	25,555	712,473
Timken Co. (The)	69,182	2,952,688
Toro Co. (The)	23,177	1,478,924
Trinity Industries, Inc.(a)	73,047	2,046,046
Valmont Industries, Inc.(a)	9,050	1,149,350
Wabtec Corp.	8,618	748,818
Woodward, Inc.	13,960	687,251
Xylem, Inc.	82,524	3,141,689

Total Machinery		56,283,962

Media - 2.3%
Cablevision Systems Corp. Class A(a)	213,388	4,404,328
Cinemark Holdings, Inc.	102,595	3,650,330
Gannett Co., Inc.	188,888	6,031,194
Interpublic Group of Cos., Inc. (The)	259,763	5,395,278
John Wiley & Sons, Inc. Class A	32,160	1,905,158
Morningstar, Inc.	15,060	974,533
Regal Entertainment Group Class A(a)	177,970	3,801,439
Scripps Networks Interactive, Inc. Class A(a)	34,009	2,559,857
Viacom, Inc. Class A	29,000	2,189,500

Total Media		30,911,617

Metals & Mining - 1.2%
Allegheny Technologies, Inc.	81,454	2,832,155
Compass Minerals International, Inc.	30,742	2,669,328
Newmont Mining Corp.	81,721	1,544,527
Reliance Steel & Aluminum Co.	59,233	3,629,206
Royal Gold, Inc.(a)	27,174	1,703,810
Steel Dynamics, Inc.	172,778	3,410,638
United States Steel Corp.	33,316	890,870

Total Metals & Mining		16,680,534

Multi-Utilities - 5.8%
Alliant Energy Corp.	114,048	7,575,068
Ameren Corp.	296,498	13,677,453
CenterPoint Energy, Inc.	580,482	13,600,693
CMS Energy Corp.	284,105	9,872,649
Integrys Energy Group, Inc.	94,139	7,328,721
MDU Resources Group, Inc.	206,498	4,852,703
SCANA Corp.(a)	168,629	10,185,192
TECO Energy, Inc.(a)	342,204	7,011,760
Vectren Corp.	91,224	4,217,285

Total Multi-Utilities		78,321,524

Multiline Retail - 0.4%
Big Lots, Inc.	29,756	1,190,835
Dillard’s, Inc. Class A	2,637	330,100
Family Dollar Stores, Inc.	57,054	4,519,247

Total Multiline Retail		6,040,182

Oil, Gas & Consumable Fuels - 3.8%
Cimarex Energy Co.	17,992	1,907,152
CONSOL Energy, Inc.	54,541	1,844,031
CVR Energy, Inc.(a)	210,285	8,140,132
Denbury Resources, Inc.	429,840	3,494,599
Energen Corp.	3,751	239,164
HollyFrontier Corp.(a)	212,538	7,965,924
Murphy Oil Corp.	172,666	8,723,086
Peabody Energy Corp.(a)	393,866	3,048,523
QEP Resources, Inc.	23,505	475,271
SemGroup Corp. Class A	25,898	1,771,164
SM Energy Co.	6,868	264,968
Targa Resources Corp.	42,358	4,492,066
Tesoro Corp.(a)	65,066	4,837,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2014

Investments	Shares	Value
Western Refining, Inc.	100,866	$3,810,718
World Fuel Services Corp.	7,337	344,326

Total Oil, Gas & Consumable Fuels		51,358,781

Personal Products - 0.2%
Avon Products, Inc.(a)	343,232	3,222,948

Professional Services - 1.0%
Dun & Bradstreet Corp. (The)(a)	17,595	2,128,291
Equifax, Inc.	48,289	3,905,132
Manpowergroup, Inc.	38,001	2,590,528
Robert Half International, Inc.	55,287	3,227,655
Towers Watson & Co. Class A	11,908	1,347,628

Total Professional Services		13,199,234

Real Estate Investment Trusts (REITs) - 15.9%
Alexandria Real Estate Equities, Inc.	40,157	3,563,532
American Campus Communities, Inc.	67,320	2,784,355
American Homes 4 Rent Class A	42,025	715,686
American Realty Capital Properties, Inc.	1,701,398	15,397,652
Apartment Investment & Management Co. Class A	70,924	2,634,827
BioMed Realty Trust, Inc.	156,518	3,371,398
Brandywine Realty Trust	114,978	1,837,348
Brixmor Property Group, Inc.	182,077	4,522,793
Camden Property Trust	52,946	3,909,533
CBL & Associates Properties, Inc.	158,108	3,070,457
Columbia Property Trust, Inc.	97,905	2,481,892
Corrections Corp. of America	109,473	3,978,249
CubeSmart	64,658	1,427,002
DCT Industrial Trust, Inc.	48,032	1,712,821
DDR Corp.	210,918	3,872,454
DiamondRock Hospitality Co.	87,894	1,306,984
Digital Realty Trust, Inc.	115,093	7,630,666
Douglas Emmett, Inc.	70,692	2,007,653
Duke Realty Corp.	204,778	4,136,516
EPR Properties	58,999	3,400,112
Equity Lifestyle Properties, Inc.	37,082	1,911,577
Equity One, Inc.	74,228	1,882,422
Extra Space Storage, Inc.	63,749	3,738,241
Federal Realty Investment Trust(a)	30,573	4,080,273
Gaming and Leisure Properties, Inc. REIT	133,862	3,927,511
Geo Group, Inc. (The)	77,072	3,110,626
Healthcare Trust of America, Inc. Class A	90,348	2,433,975
Highwoods Properties, Inc.	60,653	2,685,715
Home Properties, Inc.	43,886	2,878,922
Hospitality Properties Trust	160,949	4,989,419
Iron Mountain, Inc.	171,189	6,618,167
Kilroy Realty Corp.	29,118	2,011,180
Kimco Realty Corp.	264,781	6,656,594
Lamar Advertising Co. Class A	158,136	8,482,415
LaSalle Hotel Properties	65,775	2,661,914
Liberty Property Trust	133,022	5,005,618
Mid-America Apartment Communities, Inc.	50,778	3,792,101
National Retail Properties, Inc.	97,582	3,841,803
Omega Healthcare Investors, Inc.	115,320	4,505,552
Outfront Media, Inc.	109,281	2,933,102
Pebblebrook Hotel Trust	24,667	1,125,555
Piedmont Office Realty Trust, Inc. Class A	117,103	2,206,221
Plum Creek Timber Co., Inc.	126,281	5,403,564
Post Properties, Inc.	24,594	1,445,389
Rayonier, Inc.	80,288	2,243,247
Realty Income Corp.(a)	177,816	8,483,601
Regency Centers Corp.	47,792	3,048,174
Retail Properties of America, Inc. Class A	164,640	2,747,842
RLJ Lodging Trust	80,251	2,690,816
Senior Housing Properties Trust	236,976	5,239,539
Sovran Self Storage, Inc.	17,679	1,541,962
Spirit Realty Capital, Inc.	383,247	4,556,807
Sun Communities, Inc.	34,249	2,070,695
Sunstone Hotel Investors, Inc.	40,879	674,912
Tanger Factory Outlet Centers, Inc.	42,355	1,565,441
Taubman Centers, Inc.	31,149	2,380,407
UDR, Inc.	144,972	4,468,037
W.P. Carey, Inc.	93,882	6,581,128
Weingarten Realty Investors	78,972	2,757,702

Total Real Estate Investment Trusts (REITs)		213,140,096

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	2,671	400,463

Road & Rail - 0.6%
Con-way, Inc.	23,036	1,132,910
JB Hunt Transport Services, Inc.(a)	36,170	3,047,323
Knight Transportation, Inc.	18,933	637,285
Landstar System, Inc.	6,660	483,050
Ryder System, Inc.	28,598	2,655,324

Total Road & Rail		7,955,892

Semiconductors & Semiconductor Equipment - 1.6%
Maxim Integrated Products, Inc.	329,425	10,498,775
Microchip Technology, Inc.(a)	208,845	9,420,998
Teradyne, Inc.	83,986	1,662,083

Total Semiconductors & Semiconductor Equipment		21,581,856

Software - 0.4%
FactSet Research Systems, Inc.	15,457	2,175,573
Solera Holdings, Inc.	34,984	1,790,481
SS&C Technologies Holdings, Inc.	24,314	1,422,126

Total Software		5,388,180

Specialty Retail - 3.1%
Advance Auto Parts, Inc.	3,530	562,258
American Eagle Outfitters, Inc.(a)	233,867	3,246,074
CST Brands, Inc.	14,519	633,174
Dick’s Sporting Goods, Inc.	31,492	1,563,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2014

Investments	Shares	Value
DSW, Inc. Class A	54,062	$2,016,513
Foot Locker, Inc.	72,336	4,063,836
GameStop Corp. Class A(a)	145,292	4,910,870
GNC Holdings, Inc. Class A	42,294	1,986,126
Penske Automotive Group, Inc.	50,302	2,468,319
PetSmart, Inc.	31,866	2,590,546
Staples, Inc.	581,980	10,545,478
Tractor Supply Co.	34,943	2,754,207
Williams-Sonoma, Inc.	54,581	4,130,690

Total Specialty Retail		41,471,669

Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc.	15,946	1,392,245
Coach, Inc.	330,255	12,404,378
Columbia Sportswear Co.	29,623	1,319,408
PVH Corp.	3,032	388,611
Wolverine World Wide, Inc.(a)	26,335	776,093

Total Textiles, Apparel & Luxury Goods		16,280,735

Thrifts & Mortgage Finance - 1.1%
Hudson City Bancorp, Inc.	149,463	1,512,566
New York Community Bancorp, Inc.(a)	479,055	7,664,880
People’s United Financial, Inc.(a)	235,583	3,576,150
TFS Financial Corp.	93,677	1,394,382

Total Thrifts & Mortgage Finance		14,147,978

Trading Companies & Distributors - 0.6%
Air Lease Corp.(a)	15,950	547,244
GATX Corp.	34,566	1,988,928
MSC Industrial Direct Co., Inc. Class A(a)	31,544	2,562,950
Watsco, Inc.(a)	22,197	2,375,079

Total Trading Companies & Distributors		7,474,201

Water Utilities - 0.8%
American Water Works Co., Inc.(a)	135,612	7,228,119
Aqua America, Inc.(a)	143,278	3,825,523

Total Water Utilities		11,053,642

TOTAL COMMON STOCKS (Cost: $1,202,945,100)		1,336,160,183

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree LargeCap Dividend Fund(b) (Cost: $2,413,524)	32,824	2,432,587

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.1%

United States - 11.1%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $148,697,604)(d)	148,697,604	148,697,604

TOTAL INVESTMENTS IN SECURITIES - 110.8% (Cost: $1,354,056,228)		1,487,290,374
Liabilities in Excess of Cash and Other Assets - (10.8)%		(144,697,947)

NET ASSETS - 100.0%		$1,342,592,427

(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $162,933,303 and the total market value of the collateral held by the Fund was $167,148,011. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $18,450,407.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.3%

United States - 99.3%

Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.	23,270	$2,705,138
Curtiss-Wright Corp.	15,145	1,069,086
DigitalGlobe, Inc.*	3,754	116,261
Esterline Technologies Corp.*	10,012	1,098,116
Exelis, Inc.	87,810	1,539,309
HEICO Corp.(a)	12,033	726,793
Hexcel Corp.*(a)	30,005	1,244,908
Huntington Ingalls Industries, Inc.	20,227	2,274,729
Moog, Inc. Class A*	14,566	1,078,321
Teledyne Technologies, Inc.*	11,698	1,201,853
Triumph Group, Inc.(a)	14,892	1,001,040

Total Aerospace & Defense		14,055,554

Airlines - 0.5%
Allegiant Travel Co.(a)	4,299	646,269
JetBlue Airways Corp.*(a)	73,555	1,166,582
Spirit Airlines, Inc.*	18,260	1,380,091

Total Airlines		3,192,942

Auto Components - 1.2%
Cooper Tire & Rubber Co.	34,351	1,190,262
Dana Holding Corp.	54,639	1,187,852
Federal-Mogul Holdings Corp.*	1,948	31,343
Gentex Corp.(a)	46,577	1,682,827
Tenneco, Inc.*	29,790	1,686,412
Visteon Corp.*	15,109	1,614,548

Total Auto Components		7,393,244

Automobiles - 0.2%
Thor Industries, Inc.	18,868	1,054,155

Banks - 6.7%
Associated Banc-Corp.(a)	54,255	1,010,771
BancorpSouth, Inc.(a)	32,109	722,774
Bank of Hawaii Corp.(a)	15,936	945,164
Bank of the Ozarks, Inc.(a)	16,737	634,667
BankUnited, Inc.	39,644	1,148,487
BOK Financial Corp.	28,857	1,732,574
Cathay General Bancorp	30,301	775,403
City National Corp.	15,684	1,267,424
Commerce Bancshares, Inc.(a)	34,121	1,483,922
Cullen/Frost Bankers, Inc.(a)	20,682	1,460,977
East West Bancorp, Inc.	48,557	1,879,641
First Citizens BancShares, Inc. Class A	2,440	616,808
First Financial Bankshares, Inc.(a)	16,713	499,384
First Horizon National Corp.(a)	111,935	1,520,077
First Niagara Financial Group, Inc.	150,372	1,267,636
First Republic Bank	47,931	2,498,164
FirstMerit Corp.	70,233	1,326,701
FNB Corp.(a)	57,145	761,171
Fulton Financial Corp.	75,146	928,805
Glacier Bancorp, Inc.	23,310	647,319
Hancock Holding Co.	32,143	986,790
Home BancShares, Inc.	17,238	554,374
Iberiabank Corp.(a)	8,541	553,884
Investors Bancorp, Inc.	59,539	668,325
MB Financial, Inc.	13,359	438,977
PacWest Bancorp	12,514	568,886
PrivateBancorp, Inc.	26,012	868,801
Prosperity Bancshares, Inc.	28,984	1,604,554
Signature Bank*	13,068	1,646,045
Susquehanna Bancshares, Inc.	65,809	883,815
SVB Financial Group*	13,513	1,568,454
Synovus Financial Corp.	39,401	1,067,373
TCF Financial Corp.	62,444	992,235
Texas Capital Bancshares, Inc.*	12,757	693,088
UMB Financial Corp.(a)	13,447	765,000
Umpqua Holdings Corp.	39,850	677,849
United Bankshares, Inc.	17,472	654,326
Valley National Bancorp(a)	73,916	717,724
Webster Financial Corp.	33,017	1,074,043
Western Alliance Bancorp*	29,598	822,824
Wintrust Financial Corp.	17,705	827,886
Zions Bancorp	41,915	1,194,997

Total Banks		42,958,119

Beverages - 0.1%
Boston Beer Co., Inc. (The) Class A*(a)	1,834	531,016

Biotechnology - 0.3%
Myriad Genetics, Inc.*	23,695	807,052
United Therapeutics Corp.*	8,802	1,139,771

Total Biotechnology		1,946,823

Building Products - 0.8%
A.O. Smith Corp.	22,357	1,261,158
Armstrong World Industries, Inc.*	9,382	479,608
Lennox International, Inc.	12,954	1,231,537
Owens Corning	39,106	1,400,386
USG Corp.*(a)	18,315	512,637

Total Building Products		4,885,326

Capital Markets - 2.1%
Cohen & Steers, Inc.(a)	10,903	458,798
E*TRADE Financial Corp.*	75,652	1,834,939
Eaton Vance Corp.(a)	41,859	1,713,289
Federated Investors, Inc. Class B(a)	24,584	809,551
GAMCO Investors, Inc. Class A(a)	7,807	694,355
Janus Capital Group, Inc.(a)	52,023	839,131
Legg Mason, Inc.	25,963	1,385,645
LPL Financial Holdings, Inc.	23,400	1,042,470
SEI Investments Co.	42,674	1,708,667
Stifel Financial Corp.*	20,706	1,056,420
Waddell & Reed Financial, Inc. Class A	39,483	1,967,043

Total Capital Markets		13,510,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2014

Investments	Shares	Value
Chemicals - 2.8%
Albemarle Corp.(a)	32,390	$1,947,611
Axiall Corp.	15,712	667,289
Balchem Corp.	4,240	282,553
Cabot Corp.	24,393	1,069,877
Chemtura Corp.*	24,780	612,809
Cytec Industries, Inc.	23,125	1,067,681
H.B. Fuller Co.	8,758	389,994
Huntsman Corp.	111,093	2,530,698
Minerals Technologies, Inc.	8,619	598,589
NewMarket Corp.(a)	3,656	1,475,306
Olin Corp.	17,201	391,667
PolyOne Corp.	12,493	473,610
Rockwood Holdings, Inc.	9,429	743,005
RPM International, Inc.	34,722	1,760,753
Scotts Miracle-Gro Co. (The) Class A	17,843	1,111,976
Sensient Technologies Corp.	8,904	537,267
Valhi, Inc.	56,493	362,120
Valspar Corp. (The)	24,279	2,099,648

Total Chemicals		18,122,453

Commercial Services & Supplies - 2.3%
ADT Corp. (The)(a)	57,701	2,090,507
Clean Harbors, Inc.*(a)	10,901	523,793
Copart, Inc.*	30,256	1,104,041
Covanta Holding Corp.(a)	6,733	148,193
Deluxe Corp.	18,216	1,133,946
Healthcare Services Group, Inc.	2,573	79,583
HNI Corp.	8,641	441,210
KAR Auction Services, Inc.	17,424	603,742
Mobile Mini, Inc.(a)	6,715	272,025
MSA Safety, Inc.	9,021	478,925
Pitney Bowes, Inc.	79,049	1,926,424
R.R. Donnelley & Sons Co.(a)	64,576	1,085,200
Rollins, Inc.	24,809	821,178
Steelcase, Inc. Class A	30,295	543,795
UniFirst Corp.	6,334	769,264
Waste Connections, Inc.	30,577	1,345,082
West Corp.	29,986	989,538

Total Commercial Services & Supplies		14,356,446

Communications Equipment - 1.1%
Arista Networks, Inc.*(a)	5,853	355,628
ARRIS Group, Inc.*	30,703	926,924
Brocade Communications Systems, Inc.	163,568	1,936,645
CommScope Holding Co., Inc.*	47,566	1,085,932
EchoStar Corp. Class A*	13,173	691,583
Plantronics, Inc.	12,767	676,906
Riverbed Technology, Inc.*	8,929	182,241
Ubiquiti Networks, Inc.(a)	33,599	995,874

Total Communications Equipment		6,851,733

Construction & Engineering - 1.1%
AECOM Technology Corp.*	41,067	1,247,205
EMCOR Group, Inc.	23,013	1,023,848
Jacobs Engineering Group, Inc.*	46,366	2,072,096
MasTec, Inc.*(a)	41,152	930,447
Quanta Services, Inc.*	71,015	2,016,116

Total Construction & Engineering		7,289,712

Construction Materials - 0.1%
Eagle Materials, Inc.	11,327	861,192

Consumer Finance - 1.5%
Credit Acceptance Corp.*(a)	10,150	1,384,562
Nelnet, Inc. Class A	38,966	1,805,295
PRA Group, Inc.*(a)	17,224	997,786
Santander Consumer USA Holdings, Inc.	199,862	3,919,294
SLM Corp.	93,954	957,391
Springleaf Holdings, Inc.*	14,205	513,795

Total Consumer Finance		9,578,123

Containers & Packaging - 2.2%
AptarGroup, Inc.(a)	17,175	1,147,977
Avery Dennison Corp.	27,008	1,401,175
Bemis Co., Inc.	32,592	1,473,484
Berry Plastics Group, Inc.*	12,063	380,588
Crown Holdings, Inc.*	55,586	2,829,328
Graphic Packaging Holding Co.*	97,239	1,324,395
Greif, Inc. Class A	13,127	619,988
Owens-Illinois, Inc.*	76,186	2,056,260
Silgan Holdings, Inc.	19,790	1,060,744
Sonoco Products Co.	34,092	1,489,820

Total Containers & Packaging		13,783,759

Distributors - 0.1%
Pool Corp.	10,359	657,175

Diversified Consumer Services - 0.9%
Apollo Education Group, Inc.*	42,484	1,449,129
Bright Horizons Family Solutions, Inc.*	9,781	459,805
DeVry Education Group, Inc.	20,727	983,911
Graham Holdings Co. Class B	1,023	883,575
Grand Canyon Education, Inc.*	13,383	624,451
Service Corp. International	5,184	117,677
ServiceMaster Global Holdings, Inc.*	3,437	92,008
Sotheby’s(a)	19,015	821,068

Total Diversified Consumer Services		5,431,624

Diversified Financial Services - 0.4%
CBOE Holdings, Inc.	16,674	1,057,465
MarketAxess Holdings, Inc.	5,707	409,249
MSCI, Inc.	24,665	1,170,108

Total Diversified Financial Services		2,636,822

Diversified Telecommunication Services - 0.1%
Windstream Holdings, Inc.	83,939	691,657

Electric Utilities - 2.5%
ALLETE, Inc.	14,241	785,249
Cleco Corp.	18,143	989,519
Great Plains Energy, Inc.	59,495	1,690,253
Hawaiian Electric Industries, Inc.	28,930	968,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2014

Investments	Shares	Value
IDACORP, Inc.(a)	17,845	$1,181,160
ITC Holdings Corp.	40,688	1,645,016
NRG Yield, Inc. Class A(a)	2,479	116,860
Pepco Holdings, Inc.	61,145	1,646,635
Pinnacle West Capital Corp.	35,318	2,412,573
PNM Resources, Inc.	21,408	634,319
Portland General Electric Co.(a)	29,352	1,110,386
UIL Holdings Corp.	17,705	770,876
Westar Energy, Inc.(a)	51,135	2,108,807

Total Electric Utilities		16,060,229

Electrical Equipment - 1.3%
Acuity Brands, Inc.	7,760	1,086,943
Babcock & Wilcox Co. (The)	59,177	1,793,063
EnerSys(a)	20,133	1,242,609
Generac Holdings, Inc.*(a)	22,323	1,043,823
Hubbell, Inc. Class B	18,513	1,977,744
Polypore International, Inc.*	3,802	178,884
Regal-Beloit Corp.	13,638	1,025,578

Total Electrical Equipment		8,348,644

Electronic Equipment, Instruments & Components - 3.6%
Anixter International, Inc.	14,903	1,318,319
Arrow Electronics, Inc.*	51,833	3,000,612
Avnet, Inc.	74,522	3,205,936
AVX Corp.	65,109	911,526
Belden, Inc.	6,352	500,601
CDW Corp.	42,561	1,496,870
Cognex Corp.*	16,517	682,648
Dolby Laboratories, Inc. Class A	27,875	1,201,970
FEI Co.	7,487	676,451
FLIR Systems, Inc.	28,609	924,357
Ingram Micro, Inc. Class A*	56,638	1,565,474
IPG Photonics Corp.*(a)	13,885	1,040,264
Jabil Circuit, Inc.	1,691	36,915
Littelfuse, Inc.	6,300	609,021
National Instruments Corp.	21,243	660,445
Sanmina Corp.*	48,403	1,138,923
SYNNEX Corp.(a)	13,861	1,083,376
Tech Data Corp.*	19,083	1,206,618
Vishay Intertechnology, Inc.(a)	60,046	849,651
Zebra Technologies Corp. Class A*	10,040	777,196

Total Electronic Equipment, Instruments & Components		22,887,173

Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc.*(a)	67,873	1,925,557
Bristow Group, Inc.	11,861	780,335
Diamond Offshore Drilling, Inc.(a)	60,711	2,228,701
Dresser-Rand Group, Inc.*	7,979	652,682
Dril-Quip, Inc.*	16,007	1,228,217
Exterran Holdings, Inc.	5,805	189,127
Forum Energy Technologies, Inc.*	52,737	1,093,238
Helix Energy Solutions Group, Inc.*	58,245	1,263,917
Oceaneering International, Inc.	41,308	2,429,323
Oil States International, Inc.*	19,401	948,709
Patterson-UTI Energy, Inc.	46,666	774,189
RPC, Inc.(a)	104,969	1,368,796

Total Energy Equipment & Services		14,882,791

Food & Staples Retailing - 1.0%
Casey’s General Stores, Inc.	8,957	808,996
Fresh Market, Inc. (The)*	6,755	278,306
PriceSmart, Inc.(a)	5,931	541,026
Rite Aid Corp.*	299,538	2,252,526
Sprouts Farmers Market, Inc.*	18,586	631,552
SUPERVALU, Inc.*	124,633	1,208,940
United Natural Foods, Inc.*(a)	9,567	739,768

Total Food & Staples Retailing		6,461,114

Food Products - 1.9%
Cal-Maine Foods, Inc.(a)	18,152	708,473
Darling Ingredients, Inc.*	6,590	119,674
Flowers Foods, Inc.	56,451	1,083,295
Hain Celestial Group, Inc. (The)*	13,384	780,153
Ingredion, Inc.	28,123	2,385,955
J&J Snack Foods Corp.	3,885	422,572
Lancaster Colony Corp.	6,347	594,333
Pinnacle Foods, Inc.	45,018	1,589,135
Sanderson Farms, Inc.	13,103	1,100,980
Seaboard Corp.*	429	1,800,921
Snyder’s-Lance, Inc.(a)	11,227	342,985
TreeHouse Foods, Inc.*	5,851	500,436
WhiteWave Foods Co. (The)*	22,068	772,159

Total Food Products		12,201,071

Gas Utilities - 2.3%
AGL Resources, Inc.	55,181	3,007,916
Atmos Energy Corp.	35,217	1,962,996
Laclede Group, Inc. (The)	9,258	492,526
National Fuel Gas Co.(a)	28,985	2,015,327
New Jersey Resources Corp.	14,268	873,202
ONE Gas, Inc.	14,319	590,229
Piedmont Natural Gas Co., Inc.	22,610	891,060
Questar Corp.	59,591	1,506,460
Southwest Gas Corp.	15,815	977,525
UGI Corp.	54,227	2,059,541
WGL Holdings, Inc.	10,646	581,485

Total Gas Utilities		14,958,267

Health Care Equipment & Supplies - 0.8%
Align Technology, Inc.*(a)	15,391	860,511
Globus Medical, Inc. Class A*	22,927	544,975
Hill-Rom Holdings, Inc.	8,232	375,544
Sirona Dental Systems, Inc.*	11,812	1,032,014
STERIS Corp.	10,976	711,794
Teleflex, Inc.	8,475	973,099
West Pharmaceutical Services, Inc.	13,524	720,018

Total Health Care Equipment & Supplies		5,217,955

Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc.*(a)	6,815	417,146
Amsurg Corp.*	4,972	272,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2014

Investments	Shares	Value
Centene Corp.*	11,901	$1,235,919
Community Health Systems, Inc.*	11,111	599,105
Envision Healthcare Holdings, Inc.*	13,771	477,716
Health Net, Inc.*	18,168	972,533
HealthSouth Corp.	19,709	758,008
LifePoint Hospitals, Inc.*	11,570	831,999
MEDNAX, Inc.*	27,893	1,844,006
Molina Healthcare, Inc.*	2,093	112,038
MWI Veterinary Supply, Inc.*(a)	2,486	422,396
Omnicare, Inc.	22,768	1,660,470
Owens & Minor, Inc.	13,293	466,717
Patterson Cos., Inc.(a)	26,713	1,284,895
Team Health Holdings, Inc.*	11,962	688,174
VCA, Inc.*	17,406	848,891
WellCare Health Plans, Inc.*	6,959	571,056

Total Health Care Providers & Services		13,463,187

Health Care Technology - 0.0%
Medidata Solutions, Inc.*	330	15,757
Veeva Systems, Inc. Class A*	6,490	171,401

Total Health Care Technology		187,158

Hotels, Restaurants & Leisure - 2.2%
Bloomin’ Brands, Inc.*	33,143	820,621
Brinker International, Inc.	19,134	1,122,974
Buffalo Wild Wings, Inc.*(a)	3,198	576,855
Cheesecake Factory, Inc. (The)(a)	13,213	664,746
Choice Hotels International, Inc.(a)	13,026	729,717
Cracker Barrel Old Country Store, Inc.(a)	6,152	865,956
DineEquity, Inc.	4,360	451,870
Domino’s Pizza, Inc.	9,813	924,090
Dunkin’ Brands Group, Inc.	20,489	873,856
International Game Technology	92,668	1,598,523
Jack in the Box, Inc.	8,038	642,719
Life Time Fitness, Inc.*	13,005	736,343
Marriott Vacations Worldwide Corp.	7,019	523,196
Panera Bread Co. Class A*(a)	6,458	1,128,858
Papa John’s International, Inc.	7,295	407,061
Six Flags Entertainment Corp.	16,909	729,623
Texas Roadhouse, Inc.(a)	15,330	517,541
Vail Resorts, Inc.	2,049	186,725
Wendy’s Co. (The)(a)	64,552	582,905

Total Hotels, Restaurants & Leisure		14,084,179

Household Durables - 1.3%
Leggett & Platt, Inc.(a)	27,360	1,165,810
NVR, Inc.*	1,348	1,719,145
Standard Pacific Corp.*	138,222	1,007,638
Taylor Morrison Home Corp. Class A*	24,720	466,961
Tempur Sealy International, Inc.*(a)	11,470	629,818
Toll Brothers, Inc.*	53,337	1,827,859
TRI Pointe Homes, Inc.*	4,034	61,518
Tupperware Brands Corp.(a)	20,817	1,311,471

Total Household Durables		8,190,220

Household Products - 0.2%
Spectrum Brands Holdings, Inc.	13,193	1,262,306

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	17,394	1,569,635

Insurance - 6.1%
American Equity Investment Life Holding Co.	27,763	810,402
American Financial Group, Inc.	39,169	2,378,342
American National Insurance Co.	11,388	1,301,193
AmTrust Financial Services, Inc.(a)	40,928	2,302,200
Assurant, Inc.	41,118	2,813,705
Brown & Brown, Inc.	40,223	1,323,739
CNO Financial Group, Inc.	119,248	2,053,451
First American Financial Corp.(a)	35,304	1,196,806
Genworth Financial, Inc. Class A*	162,681	1,382,788
Hanover Insurance Group, Inc. (The)	17,220	1,228,130
HCC Insurance Holdings, Inc.	43,035	2,303,233
MBIA, Inc.*	395,323	3,771,381
Mercury General Corp.	15,286	866,258
Old Republic International Corp.	106,732	1,561,489
Primerica, Inc.	18,356	995,997
ProAssurance Corp.	22,108	998,176
Protective Life Corp.	37,304	2,598,224
Reinsurance Group of America, Inc.	32,947	2,886,816
RLI Corp.(a)	14,082	695,651
StanCorp Financial Group, Inc.	18,769	1,311,202
Symetra Financial Corp.	55,918	1,288,910
W.R. Berkley Corp.	54,698	2,803,819

Total Insurance		38,871,912

Internet & Catalog Retail - 0.2%
HSN, Inc.	13,282	1,009,432
zulily, Inc. Class A*(a)	3,705	86,697

Total Internet & Catalog Retail		1,096,129

Internet Software & Services - 0.6%
AOL, Inc.*	13,552	625,696
CoStar Group, Inc.*(a)	1,478	271,405
GrubHub, Inc.*	2,538	92,180
HomeAway, Inc.*	2,488	74,093
IAC/InterActiveCorp	25,850	1,571,421
j2 Global, Inc.	11,069	686,278
Rackspace Hosting, Inc.*(a)	12,254	573,610
Shutterstock, Inc.*	2,242	154,922

Total Internet Software & Services		4,049,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2014

Investments	Shares	Value
IT Services - 3.1%
Booz Allen Hamilton Holding Corp.	52,171	$1,384,097
Broadridge Financial Solutions, Inc.	33,290	1,537,332
CACI International, Inc. Class A*	8,679	747,956
Convergys Corp.	17,568	357,860
CoreLogic, Inc.*	17,965	567,514
DST Systems, Inc.	13,677	1,287,690
EPAM Systems, Inc.*	7,861	375,363
Euronet Worldwide, Inc.*	9,573	525,558
Global Payments, Inc.	18,263	1,474,372
Heartland Payment Systems, Inc.	7,763	418,814
iGATE Corp.*	10,842	428,042
Jack Henry & Associates, Inc.	19,134	1,188,987
MAXIMUS, Inc.	16,641	912,593
Sabre Corp.(a)	9,646	195,525
Sapient Corp.*	27,640	687,683
Science Applications International Corp.	14,061	696,441
Syntel, Inc.*(a)	32,135	1,445,432
Teradata Corp.*(a)	51,116	2,232,747
Total System Services, Inc.	45,975	1,561,311
Vantiv, Inc. Class A*	17,620	597,670
WEX, Inc.*	11,445	1,132,139

Total IT Services		19,755,126

Leisure Products - 0.8%
Brunswick Corp.(a)	94,140	4,825,616

Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc. Class A*	4,343	523,592
Bio-Techne Corp.	6,791	627,488
Bruker Corp.*	18,300	359,046
Charles River Laboratories International, Inc.*	11,273	717,414
Covance, Inc.*	9,467	983,053
PAREXEL International Corp.*(a)	15,075	837,567
PerkinElmer, Inc.	28,476	1,245,256

Total Life Sciences Tools & Services		5,293,416

Machinery - 6.6%
AGCO Corp.(a)	66,168	2,990,794
Allison Transmission Holdings, Inc.	38,957	1,320,642
Barnes Group, Inc.	18,937	700,858
CLARCOR, Inc.(a)	12,192	812,475
Colfax Corp.*(a)	39,445	2,034,179
Crane Co.	20,357	1,194,956
Donaldson Co., Inc.	39,638	1,531,216
Graco, Inc.(a)	17,038	1,366,107
Hillenbrand, Inc.	19,771	682,100
IDEX Corp.	22,340	1,738,946
ITT Corp.	26,288	1,063,612
Joy Global, Inc.	34,338	1,597,404
Kennametal, Inc.(a)	26,908	963,037
Lincoln Electric Holdings, Inc.	23,260	1,607,033
Manitowoc Co., Inc. (The)(a)	48,349	1,068,513
Middleby Corp. (The)*	11,465	1,136,181
Nordson Corp.(a)	18,532	1,444,755
Oshkosh Corp.	36,722	1,786,525
Rexnord Corp.*	25,741	726,154
SPX Corp.	11,898	1,022,276
Terex Corp.	59,352	1,654,734
Timken Co. (The)	23,386	998,114
Toro Co. (The)	15,752	1,005,135
Trinity Industries, Inc.(a)	119,599	3,349,968
Valmont Industries, Inc.(a)	8,870	1,126,490
WABCO Holdings, Inc.*	36,757	3,851,398
Watts Water Technologies, Inc. Class A	7,082	449,282
Woodward, Inc.	20,017	985,437
Xylem, Inc.	47,667	1,814,683

Total Machinery		42,023,004

Marine - 0.2%
Kirby Corp.*	18,544	1,497,243

Media - 3.3%
AMC Entertainment Holdings, Inc. Class A	73,591	1,926,613
AMC Networks, Inc. Class A*(a)	21,713	1,384,638
Cablevision Systems Corp. Class A	56,442	1,164,963
Cinemark Holdings, Inc.	25,990	924,724
Discovery Communications, Inc. Class A*	153,049	5,272,538
John Wiley & Sons, Inc. Class A	16,839	997,542
Liberty Media Corp. Class A*	110,604	3,901,003
Live Nation Entertainment, Inc.*	1,398	36,502
Loral Space & Communications, Inc.*	1,361	107,124
Madison Square Garden Co. (The) Class A*	16,048	1,207,773
Meredith Corp.(a)	12,666	688,017
Morningstar, Inc.	10,522	680,879
Regal Entertainment Group Class A(a)	23,216	495,894
Sinclair Broadcast Group, Inc. Class A(a)	27,487	752,044
Starz Class A*	53,686	1,594,474
Time, Inc.	7,292	179,456

Total Media		21,314,184

Metals & Mining - 1.4%
Carpenter Technology Corp.(a)	17,026	838,531
Century Aluminum Co.*	10,060	245,464
Commercial Metals Co.	38,535	627,735
Compass Minerals International, Inc.	9,223	800,833
Reliance Steel & Aluminum Co.	35,724	2,188,809
Royal Gold, Inc.(a)	6,054	379,586
Steel Dynamics, Inc.	72,931	1,439,658
United States Steel Corp.	64,939	1,736,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2014

Investments	Shares	Value
Worthington Industries, Inc.	21,215	$638,359

Total Metals & Mining		8,895,444

Multi-Utilities - 1.7%
Alliant Energy Corp.	36,883	2,449,769
Avista Corp.	22,573	797,956
Black Hills Corp.	13,733	728,398
Integrys Energy Group, Inc.	26,433	2,057,809
MDU Resources Group, Inc.	81,341	1,911,514
NorthWestern Corp.	12,204	690,502
TECO Energy, Inc.	69,203	1,417,969
Vectren Corp.	21,525	995,101

Total Multi-Utilities		11,049,018

Multiline Retail - 0.5%
Big Lots, Inc.	18,076	723,402
Burlington Stores, Inc.*	6,505	307,426
Dillard’s, Inc. Class A	16,499	2,065,345

Total Multiline Retail		3,096,173

Oil, Gas & Consumable Fuels - 3.4%
CVR Energy, Inc.	29,185	1,129,751
Denbury Resources, Inc.(a)	327,618	2,663,534
Diamondback Energy, Inc.*	12,639	755,559
Energen Corp.	10,696	681,977
EP Energy Corp. Class A*(a)	104,164	1,087,472
Gulfport Energy Corp.*	26,748	1,116,462
Newfield Exploration Co.*	74,644	2,024,345
PBF Energy, Inc. Class A	57,234	1,524,714
QEP Resources, Inc.	58,536	1,183,598
Rice Energy, Inc.*	24,998	524,208
SemGroup Corp. Class A	2,343	160,238
SM Energy Co.	59,483	2,294,854
Targa Resources Corp.	6,037	640,224
Western Refining, Inc.	66,451	2,510,519
Whiting Petroleum Corp.*	74,210	2,448,930
World Fuel Services Corp.(a)	25,693	1,205,773

Total Oil, Gas & Consumable Fuels		21,952,158

Paper & Forest Products - 0.6%
Domtar Corp.	63,701	2,562,054
KapStone Paper and Packaging Corp.	36,451	1,068,379

Total Paper & Forest Products		3,630,433

Personal Products - 0.4%
Avon Products, Inc.	56,392	529,521
Nu Skin Enterprises, Inc. Class A(a)	38,617	1,687,563

Total Personal Products		2,217,084

Pharmaceuticals - 0.1%
Akorn, Inc.*(a)	2,624	94,989
Impax Laboratories, Inc.*	8,664	274,475

Total Pharmaceuticals		369,464

Professional Services - 0.7%
Corporate Executive Board Co. (The)	4,083	296,140
Dun & Bradstreet Corp. (The)	14,512	1,755,372
Manpowergroup, Inc.	36,483	2,487,046
TriNet Group, Inc.*	1,897	59,338
WageWorks, Inc.*	1,792	115,709

Total Professional Services		4,713,605

Real Estate Investment Trusts (REITs) - 5.5%
Acadia Realty Trust	11,731	375,744
Alexander’s, Inc.	852	372,477
Alexandria Real Estate Equities, Inc.	8,027	712,316
American Campus Communities, Inc.	7,679	317,603
Apartment Investment & Management Co. Class A	45,743	1,699,352
BioMed Realty Trust, Inc.(a)	15,964	343,865
Brandywine Realty Trust	7,236	115,631
Camden Property Trust	11,772	869,245
CBL & Associates Properties, Inc.	31,900	619,498
Columbia Property Trust, Inc.	11,140	282,399
Corporate Office Properties Trust	6,692	189,852
Corrections Corp. of America	32,522	1,181,850
CubeSmart	5,006	110,482
DCT Industrial Trust, Inc.	1,606	57,270
DiamondRock Hospitality Co.	39,113	581,610
Douglas Emmett, Inc.	8,807	250,119
Duke Realty Corp.	63,855	1,289,871
DuPont Fabros Technology, Inc.	11,393	378,703
EastGroup Properties, Inc.	3,770	238,716
EPR Properties	16,115	928,707
Equity Commonwealth	2,615	67,127
Equity Lifestyle Properties, Inc.	12,607	649,891
Equity One, Inc.	9,842	249,593
Extra Space Storage, Inc.	19,922	1,168,226
First Industrial Realty Trust, Inc.	3,790	77,922
Gaming and Leisure Properties, Inc. REIT	28,938	849,041
Geo Group, Inc. (The)	19,178	774,024
Healthcare Realty Trust, Inc.	6,858	187,361
Healthcare Trust of America, Inc. Class A	5,834	157,168
Highwoods Properties, Inc.	13,207	584,806
Home Properties, Inc.	8,275	542,840
Hospitality Properties Trust	27,363	848,253
Kilroy Realty Corp.	1,937	133,789
Lamar Advertising Co. Class A(a)	5,983	320,928
LaSalle Hotel Properties	26,180	1,059,505
Lexington Realty Trust(a)	10,544	115,773
Liberty Property Trust	16,948	637,753
Medical Properties Trust, Inc.	20,119	277,240
Mid-America Apartment Communities, Inc.	7,221	539,264
National Health Investors, Inc.	8,265	578,219
National Retail Properties, Inc.	21,077	829,802
Omega Healthcare Investors, Inc.	30,493	1,191,362
Outfront Media, Inc.	68,337	1,834,165
Pebblebrook Hotel Trust	5,266	240,288
Piedmont Office Realty Trust, Inc. Class A	11,775	221,841

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2014

Investments	Shares	Value
Post Properties, Inc.	19,722	$1,159,062
PS Business Parks, Inc.	3,400	270,436
Rayonier, Inc.	28,403	793,580
Regency Centers Corp.	9,507	606,356
RLJ Lodging Trust	21,567	723,142
Ryman Hospitality Properties, Inc.(a)	9,385	494,965
Senior Housing Properties Trust(a)	47,270	1,045,140
Sovran Self Storage, Inc.	5,472	477,268
Strategic Hotels & Resorts, Inc.*	67,736	896,147
Sun Communities, Inc.	3,193	193,049
Sunstone Hotel Investors, Inc.	18,933	312,584
Tanger Factory Outlet Centers, Inc.	11,854	438,124
W.P. Carey, Inc.	9,062	635,246
Washington Prime Group, Inc.	45,210	778,516
Weingarten Realty Investors	30,688	1,071,625

Total Real Estate Investment Trusts (REITs)		34,946,731

Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc.	13,262	1,988,372
Kennedy-Wilson Holdings, Inc.	8,397	212,444
Realogy Holdings Corp.*	57,378	2,552,747

Total Real Estate Management & Development		4,753,563

Road & Rail - 1.7%
AMERCO	7,303	2,075,951
Avis Budget Group, Inc.*	17,232	1,142,999
Con-way, Inc.	15,338	754,323
Genesee & Wyoming, Inc. Class A*	15,668	1,408,866
Heartland Express, Inc.	12,318	332,709
Knight Transportation, Inc.	13,832	465,585
Landstar System, Inc.(a)	10,023	726,968
Old Dominion Freight Line, Inc.*	18,205	1,413,436
Ryder System, Inc.	13,438	1,247,718
Swift Transportation Co.*	30,814	882,205
Werner Enterprises, Inc.	14,866	463,076

Total Road & Rail		10,913,836

Semiconductors & Semiconductor Equipment - 1.4%
Atmel Corp.*	27,830	233,633
Cree, Inc.*(a)	20,629	664,666
Fairchild Semiconductor International, Inc.*	3,099	52,311
First Solar, Inc.*(a)	37,452	1,670,172
Integrated Device Technology, Inc.*	19,335	378,966
International Rectifier Corp.*	9,421	375,898
Microsemi Corp.*	5,083	144,256
MKS Instruments, Inc.	16,201	592,957
ON Semiconductor Corp.*	120,454	1,220,199
RF Micro Devices, Inc.*(a)	39,387	653,430
Silicon Laboratories, Inc.*	5,336	254,100
SunPower Corp.*	33,368	861,896
Synaptics, Inc.*	6,962	479,264
Teradyne, Inc.	52,185	1,032,741

Total Semiconductors & Semiconductor Equipment		8,614,489

Software - 2.1%
ACI Worldwide, Inc.*	21,651	436,701
Aspen Technology, Inc.*	17,368	608,227
Blackbaud, Inc.	4,602	199,083
Cadence Design Systems, Inc.*	42,424	804,783
CommVault Systems, Inc.*	6,232	322,132
FactSet Research Systems, Inc.	9,188	1,293,211
Fair Isaac Corp.	7,852	567,700
Fortinet, Inc.*	6,575	201,590
Guidewire Software, Inc.*	2,218	112,297
Informatica Corp.*	16,983	647,647
Manhattan Associates, Inc.*	11,317	460,828
Mentor Graphics Corp.	40,871	895,892
PTC, Inc.*	26,413	968,036
Rovi Corp.*	978	22,093
SolarWinds, Inc.*	8,970	446,975
SS&C Technologies Holdings, Inc.	13,272	776,279
Synopsys, Inc.*	34,340	1,492,760
Take-Two Interactive Software, Inc.*	78,699	2,205,933
Tyler Technologies, Inc.*(a)	2,722	297,896
Ultimate Software Group, Inc. (The)*(a)	1,684	247,236
Verint Systems, Inc.*	5,920	345,018

Total Software		13,352,317

Specialty Retail - 3.7%
Aaron’s, Inc.	16,567	506,453
Abercrombie & Fitch Co. Class A	6,256	179,172
American Eagle Outfitters, Inc.	20,394	283,069
Asbury Automotive Group, Inc.*	9,824	745,838
Ascena Retail Group, Inc.*	66,614	836,672
Buckle, Inc. (The)(a)	18,954	995,464
Cabela’s, Inc.*(a)	23,951	1,262,457
Chico’s FAS, Inc.(a)	35,316	572,472
CST Brands, Inc.	19,204	837,486
Dick’s Sporting Goods, Inc.	37,992	1,886,303
DSW, Inc. Class A	24,349	908,218
Five Below, Inc.*(a)	5,658	231,016
GameStop Corp. Class A(a)	69,552	2,350,858
Genesco, Inc.*	7,711	590,817
GNC Holdings, Inc. Class A	34,212	1,606,596
Group 1 Automotive, Inc.	6,186	554,389
Guess?, Inc.	35,145	740,857
Lithia Motors, Inc. Class A	8,725	756,370
Mattress Firm Holding Corp.*	4,560	264,845
Men’s Wearhouse, Inc. (The)	5,102	225,253
Michaels Cos., Inc. (The)*	50,414	1,246,738
Murphy USA, Inc.*	15,964	1,099,281
Penske Automotive Group, Inc.	34,453	1,690,609
Restoration Hardware Holdings, Inc.*(a)	4,315	414,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2014

Investments	Shares	Value
Sally Beauty Holdings, Inc.*	46,588	$1,432,115
Urban Outfitters, Inc.*(a)	43,864	1,540,942

Total Specialty Retail		23,758,573

Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp.*	3,909	128,489
Diebold, Inc.(a)	12,667	438,785
Electronics For Imaging, Inc.*	12,533	536,788
Lexmark International, Inc. Class A	22,116	912,727
NCR Corp.*	54,525	1,588,859

Total Technology Hardware, Storage & Peripherals		3,605,648

Textiles, Apparel & Luxury Goods - 1.5%
Carter’s, Inc.	12,231	1,067,888
Columbia Sportswear Co.	15,774	702,574
Deckers Outdoor Corp.*(a)	10,578	963,021
Fossil Group, Inc.*	20,155	2,231,965
G-III Apparel Group Ltd.*	4,849	489,797
Iconix Brand Group, Inc.*(a)	16,328	551,723
lululemon athletica, Inc.*	26,610	1,484,572
Skechers U.S.A., Inc. Class A*	12,871	711,123
Steven Madden Ltd.*	22,324	710,573
Wolverine World Wide, Inc.(a)	26,063	768,077

Total Textiles, Apparel & Luxury Goods		9,681,313

Thrifts & Mortgage Finance - 1.5%
EverBank Financial Corp.(a)	36,867	702,685
Hudson City Bancorp, Inc.	97,376	985,445
MGIC Investment Corp.*	103,918	968,516
Nationstar Mortgage Holdings, Inc.*(a)	28,583	805,755
Ocwen Financial Corp.*(a)	42,491	641,614
People’s United Financial, Inc.(a)	93,672	1,421,941
Radian Group, Inc.	168,617	2,819,276
TFS Financial Corp.	25,102	373,643
Washington Federal, Inc.	40,854	904,916

Total Thrifts & Mortgage Finance		9,623,791

Tobacco - 0.1%
Vector Group Ltd.	14,909	317,711

Trading Companies & Distributors - 1.4%
Air Lease Corp.	43,444	1,490,564
Applied Industrial Technologies, Inc.	15,317	698,302
GATX Corp.	15,384	885,195
HD Supply Holdings, Inc.*	8,035	236,952
MRC Global, Inc.*	57,481	870,837
MSC Industrial Direct Co., Inc. Class A	17,634	1,432,763
NOW, Inc.*(a)	32,569	838,000
Watsco, Inc.	7,480	800,360
WESCO International, Inc.*(a)	20,933	1,595,304

Total Trading Companies & Distributors		8,848,277

Water Utilities - 0.2%
Aqua America, Inc.(a)	48,211	1,287,234

TOTAL COMMON STOCKS (Cost: $581,313,962)		633,915,209

EXCHANGE-TRADED FUND - 0.6%

United States - 0.6%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $3,830,850)	47,144	3,945,952

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.4%

United States - 10.4%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $66,707,423)(d)	66,707,423	66,707,423

TOTAL INVESTMENTS IN SECURITIES - 110.3% (Cost: $651,852,235)		704,568,584
Liabilities in Excess of Cash and Other Assets - (10.3)%		(65,767,268)

NET ASSETS - 100.0%		$638,801,316

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $70,873,424 and the total market value of the collateral held by the Fund was $72,514,812. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,807,389.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.3%

Bahrain - 2.6%
Ahli United Bank BSC	1,238,557	$997,949
Al-Salam Bank	157,150	52,626

Total Bahrain		1,050,575

Egypt - 7.0%
Amer Group Holding	308,834	55,287
Commercial International Bank Egypt SAE	77,275	531,627
Eastern Tobacco	9,228	282,594
Heliopolis Co. for Housing and Construction SAE	5,557	45,093
Oriental Weavers	14,395	121,622
Sidi Kerir Petrochemicals Co.	215,013	456,486
Talaat Moustafa Group	104,829	144,560
Telecom Egypt Co.	691,868	1,153,428

Total Egypt		2,790,697

Jordan - 2.2%
Arab Bank PLC	86,464	867,573

Kuwait - 16.0%
Agility Public Warehousing Co. KSC	198,013	500,272
Burgan Bank SAK	92,087	150,911
Commercial Real Estate Co. KSC	510,263	167,242
Kuwait Finance House KSCP	204,803	503,442
Kuwait Food Co. Americana SAK	38,183	365,013
Kuwait International Bank KSCP	106,032	89,778
Kuwait Projects Co. Holding KSCP	157,074	375,390
Kuwait Real Estate Co. KSC	131,744	31,935
Mabanee Co. SAK	73,617	241,285
Mobile Telecommunications Co. KSC	1,260,654	2,281,142
National Bank of Kuwait SAKP	535,770	1,664,564

Total Kuwait		6,370,974

Morocco - 5.8%
Maroc Telecom	183,779	2,307,630

Oman - 4.2%
Bank Muscat SAOG	290,998	439,898
Bank Sohar SAOG	115,603	66,059
National Bank of Oman SAOG	220,577	181,045
Oman Telecommunications Co. SAOG	212,332	934,813
Renaissance Services SAOG	27,799	34,225

Total Oman		1,656,040

Qatar - 33.8%
Al Khalij Commercial Bank	36,145	218,874
Al Meera Consumer Goods Co.	2,034	111,717
Barwa Real Estate Co.	43,913	505,295
Commercial Bank of Qatar QSC (The)	15,849	298,147
Doha Bank QSC	45,295	709,027
Doha Insurance Co. QSC	2,835	22,578
Ezdan Holding Group QSC	89,855	368,170
Gulf International Services OSC	5,518	147,143
Industries Qatar QSC	80,550	3,716,314
Mannai Corp. QSC	5,134	153,681
Masraf Al Rayan	46,256	561,472
Mazaya Qatar Real Estate Development QSC	8,310	43,703
Medicare Group	1,394	44,791
National Leasing	7,235	39,738
Ooredoo QSC	22,211	755,748
Qatar Electricity & Water Co.	9,202	473,828
Qatar Fuel Co. QSC	6,609	370,802
Qatar Gas Transport Co. Nakilat	57,994	367,902
Qatar Insurance Co. SAQ	6,485	161,352
Qatar International Islamic Bank QSC	14,616	327,935
Qatar Islamic Bank SAQ	18,440	517,546
Qatar Islamic Insurance Co. QSC	1,155	25,058
Qatar National Bank SAQ	54,046	3,159,925
Qatari Investors Group QSC	3,988	45,341
Salam International Investment Co.	12,353	53,770
United Development Co. PSC	28,860	186,966
Vodafone Qatar	14,643	66,151
Widam Food Co.	1,586	26,307

Total Qatar		13,479,281

United Arab Emirates - 27.7%
Abu Dhabi Commercial Bank PJSC	759,640	1,453,926
Agthia Group PJSC	40,686	68,678
Al Waha Capital PJSC	250,538	192,354
Aldar Properties PJSC	586,877	423,421
Aramex PJSC	115,432	97,424
DP World Ltd.	38,642	811,482
Dubai Financial Market	504,267	275,953
Dubai Investments PJSC	285,660	185,099
Dubai Islamic Bank PJSC	467,816	878,827
Emaar Properties PJSC	336,900	665,912
First Gulf Bank PJSC	624,997	2,892,717
National Bank of Abu Dhabi PJSC	455,695	1,736,926
National Bank of Ras Al-Khaimah PSC (The)	355,446	799,342
National Central Cooling Co. PJSC	81,096	24,066
RAK Properties PJSC	397,077	79,999
Ras Al Khaimah Ceramics	128,633	105,064
Union National Bank PJSC	237,315	374,742

Total United Arab Emirates		11,065,932

TOTAL COMMON STOCKS (Cost: $35,744,171)		39,588,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2014

Investments	Principal Amount	Value
CONVERTIBLE BOND - 0.0%

Oman - 0.0%
Bank Muscat SAOG 4.50%, 3/20/17 (Cost: $12,813)	48,842 OMR	$14,018

TOTAL INVESTMENTS IN SECURITIES - 99.3% (Cost: $35,756,984)		39,602,720
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.7%		270,722

NET ASSETS - 100.0%		$39,873,442

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

OMR	-	Omani rial

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 0.4%
AAR Corp.	38,274	$1,063,252
American Science & Engineering, Inc.(a)	28,628	1,485,793
Cubic Corp.	10,525	554,036
HEICO Corp.	5,280	318,912
HEICO Corp. Class A	9,474	448,689
National Presto Industries, Inc.(a)	10,460	607,098

Total Aerospace & Defense		4,477,780

Air Freight & Logistics - 0.2%
Forward Air Corp.	25,527	1,285,795
Park-Ohio Holdings Corp.	8,863	558,635

Total Air Freight & Logistics		1,844,430

Airlines - 0.1%
SkyWest, Inc.	60,539	803,958

Auto Components - 0.6%
Cooper Tire & Rubber Co.	70,533	2,443,969
Remy International, Inc.(a)	60,032	1,255,869
Spartan Motors, Inc.	59,553	313,249
Standard Motor Products, Inc.	28,529	1,087,526
Strattec Security Corp.	1,561	128,907
Superior Industries International, Inc.(a)	87,494	1,731,506

Total Auto Components		6,961,026

Banks - 7.7%
1st Source Corp.	17,646	605,434
Access National Corp.	12,516	211,896
American National Bankshares, Inc.(a)	9,950	246,860
Ameris Bancorp	7,029	180,224
Arrow Financial Corp.(a)	15,392	423,126
Banc of California, Inc.(a)	48,214	553,015
BancFirst Corp.(a)	10,807	685,056
BancorpSouth, Inc.(a)	43,151	971,329
Bank of Hawaii Corp.	43,693	2,591,432
Bank of Kentucky Financial Corp.	3,783	182,605
Banner Corp.	10,786	464,014
Bar Harbor Bankshares	5,766	184,512
BBCN Bancorp, Inc.	75,041	1,079,090
Boston Private Financial Holdings, Inc.	65,547	882,918
Bridge Bancorp, Inc.	13,550	362,463
Bryn Mawr Bank Corp.	11,447	358,291
C&F Financial Corp.	3,889	154,549
Camden National Corp.(a)	7,121	283,701
Capital City Bank Group, Inc.	2,908	45,190
Cardinal Financial Corp.	21,830	432,889
Cathay General Bancorp	42,275	1,081,817
Centerstate Banks, Inc.	5,506	65,576
Central Pacific Financial Corp.	24,627	529,481
Century Bancorp, Inc. Class A	1,994	79,880
Chemical Financial Corp.	35,662	1,092,684
City Holding Co.(a)	17,713	824,186
CNB Financial Corp.(a)	16,791	310,634
CoBiz Financial, Inc.	19,202	252,122
Columbia Banking System, Inc.	41,136	1,135,765
Community Bank System, Inc.(a)	42,351	1,614,844
Community Trust Bancorp, Inc.	18,699	684,570
ConnectOne Bancorp, Inc.	17,894	339,986
CVB Financial Corp.(a)	87,615	1,403,592
Enterprise Bancorp, Inc.(a)	6,763	170,766
Enterprise Financial Services Corp.	8,788	173,387
Fidelity Southern Corp.	16,688	268,844
Financial Institutions, Inc.	14,969	376,470
First Bancorp	11,772	217,429
First Bancorp, Inc.(a)	16,562	299,607
First Busey Corp.	87,530	569,820
First Business Financial Services, Inc.	2,458	117,763
First Commonwealth Financial Corp.	95,583	881,275
First Community Bancshares, Inc.	19,664	323,866
First Connecticut Bancorp, Inc.	5,932	96,810
First Financial Bancorp	72,886	1,354,951
First Financial Bankshares, Inc.(a)	39,706	1,186,415
First Financial Corp.	12,097	430,895
First Interstate BancSystem, Inc.	16,487	458,668
First Merchants Corp.	16,995	386,636
First Midwest Bancorp, Inc.	46,349	793,031
Flushing Financial Corp.	29,603	600,053
FNB Corp.(a)	214,233	2,853,584
Fulton Financial Corp.	160,057	1,978,305
German American Bancorp, Inc.	9,507	290,154
Glacier Bancorp, Inc.	62,046	1,723,017
Great Southern Bancorp, Inc.	9,593	380,554
Guaranty Bancorp	10,788	155,779
Hancock Holding Co.	83,871	2,574,840
Hanmi Financial Corp.	13,572	296,005
Heartland Financial USA, Inc.	9,214	249,699
Heritage Commerce Corp.	23,201	204,865
Heritage Financial Corp.	20,486	359,529
Home BancShares, Inc.	28,182	906,333
Horizon Bancorp	6,386	166,930
Hudson Valley Holding Corp.	7,978	216,682
Iberiabank Corp.(a)	23,468	1,521,900
Independent Bank Corp.	13,880	181,134
Independent Bank Corp.(a)	18,210	779,570
Independent Bank Group, Inc.(a)	3,656	142,803
International Bancshares Corp.	48,952	1,299,186
Intervest Bancshares Corp.	13,891	139,605
Lakeland Bancorp, Inc.	32,779	383,514
Lakeland Financial Corp.	10,883	473,084
LegacyTexas Financial Group, Inc.	28,335	675,790
LNB Bancorp, Inc.	2,120	38,224
Macatawa Bank Corp.	16,158	87,900
MainSource Financial Group, Inc.	16,714	349,657
MB Financial, Inc.(a)	43,197	1,419,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2014

Investments	Shares	Value
Mercantile Bank Corp.(a)	13,223	$277,947
Merchants Bancshares, Inc.	7,945	243,355
MidSouth Bancorp, Inc.	8,997	156,008
MidWestOne Financial Group, Inc.	7,004	201,785
MutualFirst Financial, Inc.	4,270	93,812
National Bank Holdings Corp. Class A	13,126	254,776
National Penn Bancshares, Inc.(a)	207,567	2,184,643
NBT Bancorp, Inc.(a)	47,943	1,259,463
Northrim BanCorp, Inc.	5,755	151,011
Old National Bancorp	118,042	1,756,465
Pacific Continental Corp.	25,029	354,911
Park National Corp.(a)	22,200	1,964,256
Park Sterling Corp.	22,109	162,501
Peapack Gladstone Financial Corp.(a)	5,442	101,004
Penns Woods Bancorp, Inc.(a)	6,548	322,554
Peoples Bancorp, Inc.(a)	11,121	288,368
Peoples Financial Services Corp.	6,253	310,649
Pinnacle Financial Partners, Inc.	9,700	383,538
Preferred Bank	6,605	184,213
Premier Financial Bancorp, Inc.	8,702	135,577
PrivateBancorp, Inc.	3,187	106,446
Renasant Corp.	24,151	698,688
Republic Bancorp, Inc. Class A	18,514	457,666
S&T Bancorp, Inc.	24,237	722,505
Sandy Spring Bancorp, Inc.(a)	26,709	696,571
ServisFirst Bancshares, Inc.	5,144	169,495
Sierra Bancorp(a)	11,478	201,554
Simmons First National Corp. Class A	13,019	529,222
South State Corp.	10,732	719,903
Southside Bancshares, Inc.	17,853	516,130
Southwest Bancorp, Inc.	5,878	102,042
Sterling Bancorp	55,866	803,353
Stock Yards Bancorp, Inc.	13,712	457,158
Stonegate Bank	1,779	52,694
Suffolk Bancorp	4,270	96,972
Susquehanna Bancshares, Inc.	160,121	2,150,425
TCF Financial Corp.	70,215	1,115,716
Tompkins Financial Corp.(a)	15,945	881,759
TowneBank(a)	33,364	504,464
Trico Bancshares	12,909	318,852
Trustmark Corp.(a)	85,080	2,087,863
UMB Financial Corp.	25,171	1,431,978
Union Bankshares Corp.	37,114	893,705
United Bankshares, Inc.(a)	80,690	3,021,840
United Community Banks, Inc.	17,779	336,734
Univest Corp. of Pennsylvania	21,300	431,112
Valley National Bancorp(a)	349,847	3,397,014
Washington Trust Bancorp, Inc.(a)	18,427	740,397
WesBanco, Inc.(a)	25,006	870,209
West Bancorp, Inc.(a)	17,656	300,505
Westamerica Bancorp(a)	26,860	1,316,677
Wilshire Bancorp, Inc.	51,736	524,086
Wintrust Financial Corp.	13,473	629,997

Total Banks		86,939,081

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated(a)	7,263	639,362
MGP Ingredients, Inc.	4,719	74,843

Total Beverages		714,205

Biotechnology - 0.8%
PDL BioPharma, Inc.(a)	1,119,134	8,628,523

Building Products - 0.7%
AAON, Inc.	40,290	902,093
Advanced Drainage Systems, Inc.	33,085	760,293
Apogee Enterprises, Inc.	22,741	963,536
Griffon Corp.	59,867	796,231
Insteel Industries, Inc.	8,781	207,056
Quanex Building Products Corp.	28,203	529,653
Simpson Manufacturing Co., Inc.	71,910	2,488,086
Universal Forest Products, Inc.	28,074	1,493,537

Total Building Products		8,140,485

Capital Markets - 1.6%
Arlington Asset Investment Corp. Class A(a)	93,676	2,492,718
Artisan Partners Asset Management, Inc. Class A	51,174	2,585,822
BGC Partners, Inc. Class A	333,869	3,054,901
Calamos Asset Management, Inc. Class A	31,814	423,763
Cohen & Steers, Inc.(a)	30,632	1,288,995
Evercore Partners, Inc. Class A	26,308	1,377,750
Financial Engines, Inc.(a)	11,686	427,123
FXCM, Inc. Class A(a)	21,982	364,242
GAMCO Investors, Inc. Class A	1,016	90,363
GFI Group, Inc.	151,612	826,286
Greenhill & Co., Inc.(a)	40,800	1,778,880
Interactive Brokers Group, Inc. Class A	27,456	800,617
Manning & Napier, Inc.	19,521	269,780
Moelis & Co. Class A	14,486	505,996
Oppenheimer Holdings, Inc. Class A	8,660	201,345
Pzena Investment Management, Inc. Class A	6,020	56,949
Silvercrest Asset Management Group, Inc. Class A	8,202	128,361
Virtus Investment Partners, Inc.	3,237	551,876
Westwood Holdings Group, Inc.	9,007	556,813

Total Capital Markets		17,782,580

Chemicals - 3.1%
A. Schulman, Inc.	55,023	2,230,082
American Vanguard Corp.(a)	46,773	543,502
Balchem Corp.	10,936	728,775
Chase Corp.(a)	13,919	500,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2014

Investments	Shares	Value
FutureFuel Corp.	151,754	$1,975,837
H.B. Fuller Co.	49,361	2,198,045
Hawkins, Inc.	17,420	754,809
Innophos Holdings, Inc.	66,696	3,898,381
Innospec, Inc.	28,063	1,198,290
KMG Chemicals, Inc.	8,736	174,720
Koppers Holdings, Inc.	75,692	1,966,478
Kronos Worldwide, Inc.(a)	461,279	6,005,853
Minerals Technologies, Inc.	9,050	628,522
Olin Corp.(a)	242,471	5,521,065
OM Group, Inc.	28,791	857,972
Quaker Chemical Corp.	16,595	1,527,404
Rayonier Advanced Materials, Inc.(a)	44,823	999,553
Stepan Co.	37,202	1,491,056
Tredegar Corp.	51,196	1,151,398
Zep, Inc.	28,399	430,245

Total Chemicals		34,782,932

Commercial Services & Supplies - 5.5%
ABM Industries, Inc.	108,928	3,120,787
Brady Corp. Class A	129,901	3,551,493
Brink’s Co. (The)	74,738	1,824,355
CECO Environmental Corp.(a)	38,393	596,627
Civeo Corp.	600,385	2,467,582
Courier Corp.	51,639	770,454
Ennis, Inc.	118,455	1,595,589
G&K Services, Inc. Class A	33,007	2,338,546
Healthcare Services Group, Inc.(a)	144,372	4,465,426
Herman Miller, Inc.	95,691	2,816,186
HNI Corp.	78,846	4,025,877
Interface, Inc.	57,233	942,628
Kimball International, Inc. Class B	62,999	574,551
Knoll, Inc.	108,006	2,286,487
Matthews International Corp. Class A	32,107	1,562,648
McGrath RentCorp	64,333	2,306,981
Mobile Mini, Inc.(a)	71,650	2,902,542
MSA Safety, Inc.	78,045	4,143,409
Multi-Color Corp.	5,398	299,157
Quad/Graphics, Inc.	172,219	3,954,148
Steelcase, Inc. Class A	186,148	3,341,357
Tetra Tech, Inc.	57,806	1,543,420
U.S. Ecology, Inc.(a)	34,112	1,368,573
UniFirst Corp.	1,778	215,938
United Stationers, Inc.(a)	47,359	1,996,655
Viad Corp.	27,131	723,313
West Corp.	207,763	6,856,179

Total Commercial Services & Supplies		62,590,908

Communications Equipment - 1.0%
ADTRAN, Inc.	80,668	1,758,562
Alliance Fiber Optic Products, Inc.	17,511	254,085
Bel Fuse, Inc. Class B	9,246	252,786
Black Box Corp.	22,654	541,431
Comtech Telecommunications Corp.	53,819	1,696,375
InterDigital, Inc.(a)	49,385	2,612,466
PC-Tel, Inc.	38,241	331,167
Plantronics, Inc.	42,837	2,271,218
TESSCO Technologies, Inc.(a)	20,650	598,850
Ubiquiti Networks, Inc.(a)	42,404	1,256,854

Total Communications Equipment		11,573,794

Construction & Engineering - 0.7%
Comfort Systems USA, Inc.	49,493	847,320
Granite Construction, Inc.	48,974	1,861,991
KBR, Inc.	257,026	4,356,591
Primoris Services Corp.	32,887	764,294

Total Construction & Engineering		7,830,196

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	3,515	256,103

Consumer Finance - 0.1%
Cash America International, Inc.	7,064	159,788
Nelnet, Inc. Class A	10,243	474,558

Total Consumer Finance		634,346

Containers & Packaging - 0.5%
Greif, Inc. Class A	81,308	3,840,177
Myers Industries, Inc.	86,856	1,528,665

Total Containers & Packaging		5,368,842

Distributors - 0.4%
Core-Mark Holding Co., Inc.	16,660	1,031,754
Pool Corp.	52,725	3,344,874
Weyco Group, Inc.	25,938	769,580

Total Distributors		5,146,208

Diversified Consumer Services - 0.3%
Capella Education Co.	20,802	1,600,922
Carriage Services, Inc.(a)	8,227	172,355
Collectors Universe, Inc.	49,028	1,022,724
Universal Technical Institute, Inc.	90,164	887,214

Total Diversified Consumer Services		3,683,215

Diversified Financial Services - 0.1%
Gain Capital Holdings, Inc.	32,086	289,416
MarketAxess Holdings, Inc.	11,005	789,168
Marlin Business Services Corp.	13,133	269,620
MicroFinancial, Inc.	21,779	222,255
Resource America, Inc. Class A	22,950	207,468

Total Diversified Financial Services		1,777,927

Diversified Telecommunication Services - 1.6%
Atlantic Tele-Network, Inc.	23,511	1,589,109
Cogent Communications Holdings, Inc.(a)	147,592	5,223,281
Consolidated Communications Holdings, Inc.(a)	261,222	7,269,808
IDT Corp. Class B	68,691	1,395,114
Inteliquent, Inc.	96,395	1,892,234
Lumos Networks Corp.(a)	67,834	1,140,968

Total Diversified Telecommunication Services		18,510,514

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2014

Investments	Shares	Value
Electric Utilities - 3.9%
ALLETE, Inc.	143,873	$7,933,157
El Paso Electric Co.	103,659	4,152,580
Empire District Electric Co. (The)	137,781	4,097,607
MGE Energy, Inc.	75,313	3,435,026
NRG Yield, Inc. Class A(a)	100,907	4,756,756
Otter Tail Corp.(a)	131,214	4,062,385
PNM Resources, Inc.	177,313	5,253,784
UIL Holdings Corp.(a)	195,231	8,500,358
Unitil Corp.	46,663	1,711,132

Total Electric Utilities		43,902,785

Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	5,619	133,114
AZZ, Inc.	29,506	1,384,422
Encore Wire Corp.	4,207	157,047
Franklin Electric Co., Inc.	40,897	1,534,864
General Cable Corp.	228,412	3,403,339
Global Power Equipment Group, Inc.(a)	39,943	551,613
LSI Industries, Inc.	12,757	86,620
Powell Industries, Inc.(a)	23,641	1,160,064
Preformed Line Products Co.(a)	7,771	424,530

Total Electrical Equipment		8,835,613

Electronic Equipment, Instruments & Components - 1.9%
AVX Corp.	434,126	6,077,764
Badger Meter, Inc.	17,289	1,026,102
CTS Corp.	26,827	478,325
Daktronics, Inc.	123,744	1,548,037
Dolby Laboratories, Inc. Class A	39,700	1,711,864
Electro Rent Corp.	89,371	1,254,769
Electro Scientific Industries, Inc.	110,845	860,157
Littelfuse, Inc.	20,389	1,971,005
Mesa Laboratories, Inc.(a)	2,722	210,438
Methode Electronics, Inc.	34,069	1,243,859
MTS Systems Corp.	23,055	1,729,817
Park Electrochemical Corp.	30,189	752,612
Richardson Electronics Ltd.(a)	24,584	245,840
Vishay Intertechnology, Inc.	208,816	2,954,746

Total Electronic Equipment, Instruments & Components		22,065,335

Energy Equipment & Services - 2.4%
Bristow Group, Inc.	64,038	4,213,060
CARBO Ceramics, Inc.(a)	74,433	2,981,042
Dawson Geophysical Co.	20,260	247,780
Exterran Holdings, Inc.	108,839	3,545,974
Gulf Island Fabrication, Inc.(a)	26,741	518,508
Gulfmark Offshore, Inc. Class A(a)	114,595	2,798,410
Patterson-UTI Energy, Inc.	344,552	5,716,118
Tidewater, Inc.	146,791	4,757,496
U.S. Silica Holdings, Inc.(a)	95,767	2,460,254

Total Energy Equipment & Services		27,238,642

Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	21,658	1,150,906
Ingles Markets, Inc. Class A	24,681	915,418
Liberator Medical Holdings, Inc.(a)	210,796	611,308
SpartanNash Co.	61,947	1,619,295
Village Super Market, Inc. Class A	34,004	930,690
Weis Markets, Inc.	61,418	2,937,009

Total Food & Staples Retailing		8,164,626

Food Products - 2.3%
Alico, Inc.	3,598	180,008
B&G Foods, Inc.(a)	212,119	6,342,358
Cal-Maine Foods, Inc.(a)	70,968	2,769,881
Calavo Growers, Inc.	24,584	1,162,823
Dean Foods Co.(a)	125,479	2,431,783
J&J Snack Foods Corp.	19,338	2,103,394
Lancaster Colony Corp.	47,066	4,407,260
Limoneira Co.	8,856	221,223
Sanderson Farms, Inc.(a)	20,215	1,698,566
Snyder’s-Lance, Inc.(a)	131,375	4,013,506
Tootsie Roll Industries, Inc.(a)	35,727	1,095,033

Total Food Products		26,425,835

Gas Utilities - 3.5%
Chesapeake Utilities Corp.	28,920	1,436,167
Delta Natural Gas Co., Inc.(a)	22,904	486,710
Gas Natural, Inc.	42,826	471,943
Laclede Group, Inc. (The)(a)	134,498	7,155,294
New Jersey Resources Corp.	111,247	6,808,316
Northwest Natural Gas Co.(a)	92,602	4,620,840
ONE Gas, Inc.	118,511	4,885,023
South Jersey Industries, Inc.	94,315	5,557,983
WGL Holdings, Inc.	142,865	7,803,286

Total Gas Utilities		39,225,562

Health Care Equipment & Supplies - 0.9%
Abaxis, Inc.(a)	13,315	756,692
Analogic Corp.(a)	5,019	424,658
Atrion Corp.(a)	1,496	508,655
Cantel Medical Corp.	8,228	355,943
CONMED Corp.	43,477	1,954,726
CryoLife, Inc.	27,716	314,022
Hill-Rom Holdings, Inc.(a)	66,512	3,034,277
Invacare Corp.	9,008	150,974
Meridian Bioscience, Inc.(a)	174,755	2,876,467
Utah Medical Products, Inc.	5,930	356,097

Total Health Care Equipment & Supplies		10,732,511

Health Care Providers & Services - 1.7%
Chemed Corp.	11,858	1,253,035
Ensign Group, Inc. (The)	12,758	566,328
Kindred Healthcare, Inc.	154,366	2,806,374
Landauer, Inc.(a)	52,073	1,777,772
National Healthcare Corp.(a)	26,720	1,679,085
Owens & Minor, Inc.(a)	161,986	5,687,328
Select Medical Holdings Corp.	322,759	4,647,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2014

Investments	Shares	Value
U.S. Physical Therapy, Inc.	12,433	$521,689

Total Health Care Providers & Services		18,939,340

Health Care Technology - 0.5%
Computer Programs & Systems, Inc.(a)	37,396	2,271,807
Quality Systems, Inc.	245,072	3,820,672

Total Health Care Technology		6,092,479

Hotels, Restaurants & Leisure - 3.6%
Bob Evans Farms, Inc.(a)	49,786	2,548,048
Cheesecake Factory, Inc. (The)	56,869	2,861,080
Churchill Downs, Inc.	16,096	1,533,949
ClubCorp Holdings, Inc.	147,474	2,644,209
DineEquity, Inc.	57,135	5,921,472
Frisch’s Restaurants, Inc.	11,479	307,637
International Speedway Corp. Class A	17,982	569,130
Interval Leisure Group, Inc.	103,497	2,162,052
Marcus Corp. (The)	37,038	685,573
Marriott Vacations Worldwide Corp.	38,134	2,842,508
Papa John’s International, Inc.	34,287	1,913,215
Ruth’s Hospitality Group, Inc.	46,338	695,070
SeaWorld Entertainment, Inc.	405,000	7,249,500
Sonic Corp.	59,266	1,613,813
Speedway Motorsports, Inc.	100,082	2,188,793
Texas Roadhouse, Inc.(a)	110,282	3,723,120
Town Sports International Holdings, Inc.	211,203	1,256,658

Total Hotels, Restaurants & Leisure		40,715,827

Household Durables - 1.0%
Bassett Furniture Industries, Inc.	15,077	294,152
Blyth, Inc.	15,456	141,422
CSS Industries, Inc.(a)	15,923	440,112
Ethan Allen Interiors, Inc.(a)	40,822	1,264,257
Flexsteel Industries, Inc.	14,448	465,948
Hooker Furniture Corp.(a)	22,633	388,609
KB Home(a)	50,501	835,791
La-Z-Boy, Inc.	55,617	1,492,760
Lennar Corp. Class B	12,736	459,897
Lifetime Brands, Inc.(a)	11,339	195,031
MDC Holdings, Inc.(a)	169,510	4,486,930
NACCO Industries, Inc. Class A	8,878	526,998
Ryland Group, Inc. (The)(a)	13,062	503,671

Total Household Durables		11,495,578

Household Products - 0.3%
Oil-Dri Corp. of America(a)	11,923	389,047
Orchids Paper Products Co.(a)	36,746	1,069,676
WD-40 Co.	22,123	1,882,225

Total Household Products		3,340,948

Independent Power and Renewable Electricity Producers - 0.5%
Ormat Technologies, Inc.	29,071	790,150
Pattern Energy Group, Inc.	221,886	5,471,709

Total Independent Power and Renewable Electricity Producers		6,261,859

Industrial Conglomerates - 0.2%
Raven Industries, Inc.(a)	76,820	1,920,500

Insurance - 1.6%
American Equity Investment Life Holding Co.(a)	17,473	510,037
AMERISAFE, Inc.	7,013	297,071
Baldwin & Lyons, Inc. Class B	15,630	402,941
Crawford & Co. Class A(a)	34,675	297,165
Crawford & Co. Class B(a)	19,999	205,590
Donegal Group, Inc. Class A	23,533	376,057
EMC Insurance Group, Inc.	13,451	476,972
Employers Holdings, Inc.	13,536	318,231
FBL Financial Group, Inc. Class A	20,714	1,202,033
Federated National Holding Co.	2,099	50,712
Fidelity & Guaranty Life	19,407	471,008
HCI Group, Inc.(a)	8,975	388,079
Horace Mann Educators Corp.	38,696	1,283,933
Independence Holding Co.	3,977	55,479
Infinity Property & Casualty Corp.	7,349	567,784
Investors Title Co.	397	28,727
Kemper Corp.(a)	47,391	1,711,289
Meadowbrook Insurance Group, Inc.	26,001	219,968
National General Holdings Corp.	12,654	235,491
National Interstate Corp.(a)	10,243	305,241
National Western Life Insurance Co. Class A	231	62,197
ProAssurance Corp.	45,695	2,063,129
RLI Corp.(a)	22,058	1,089,665
Safety Insurance Group, Inc.	22,351	1,430,688
Selective Insurance Group, Inc.	38,350	1,041,970
State Auto Financial Corp.	25,430	565,055
Stewart Information Services Corp.	2,125	78,710
Symetra Financial Corp.	68,342	1,575,283
United Fire Group, Inc.	22,883	680,312
Universal Insurance Holdings, Inc.	22,157	453,111

Total Insurance		18,443,928

Internet & Catalog Retail - 0.3%
Nutrisystem, Inc.(a)	90,229	1,763,977
PetMed Express, Inc.(a)	87,616	1,259,042

Total Internet & Catalog Retail		3,023,019

Internet Software & Services - 0.2%
EarthLink Holdings Corp.	399,947	1,755,767
Marchex, Inc. Class B	64,353	295,380
Reis, Inc.	19,003	497,309

Total Internet Software & Services		2,548,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2014

Investments	Shares	Value
IT Services - 1.3%
Cass Information Systems, Inc.(a)	17,485	$931,076
Computer Task Group, Inc.	49,876	475,318
Convergys Corp.(a)	120,363	2,451,794
CSG Systems International, Inc.	75,834	1,901,158
Forrester Research, Inc.	25,288	995,336
Hackett Group, Inc. (The)	36,074	317,091
Heartland Payment Systems, Inc.	20,215	1,090,599
ManTech International Corp. Class A	60,203	1,819,937
Science Applications International Corp.	88,314	4,374,193

Total IT Services		14,356,502

Leisure Products - 0.3%
Arctic Cat, Inc.	16,996	603,358
Callaway Golf Co.(a)	36,898	284,115
Escalade, Inc.	34,816	525,373
Johnson Outdoors, Inc. Class A	8,324	259,709
Marine Products Corp.(a)	50,241	424,034
Sturm Ruger & Co., Inc.(a)	27,099	938,438

Total Leisure Products		3,035,027

Machinery - 3.8%
Actuant Corp. Class A	7,690	209,476
Alamo Group, Inc.	5,756	278,821
Albany International Corp. Class A	43,944	1,669,432
Altra Industrial Motion Corp.	40,301	1,144,145
American Railcar Industries, Inc.(a)	60,203	3,100,454
Astec Industries, Inc.(a)	21,561	847,563
Barnes Group, Inc.	64,973	2,404,651
Briggs & Stratton Corp.(a)	100,786	2,058,050
CIRCOR International, Inc.	4,065	245,038
Columbus McKinnon Corp.	10,545	295,682
Douglas Dynamics, Inc.	81,818	1,753,360
Dynamic Materials Corp.	14,298	229,054
Eastern Co. (The)	13,484	231,251
ESCO Technologies, Inc.	20,854	769,513
Federal Signal Corp.	42,938	662,963
FreightCar America, Inc.(a)	9,842	258,943
Global Brass & Copper Holdings, Inc.	23,479	308,984
Gorman-Rupp Co. (The)(a)	30,925	993,311
Graham Corp.	5,595	160,968
Greenbrier Cos., Inc. (The)(a)	30,357	1,631,082
Hardinge, Inc.	10,240	122,061
Harsco Corp.(a)	339,907	6,420,843
Hillenbrand, Inc.	133,576	4,608,372
Hurco Cos., Inc.	4,845	165,166
Hyster-Yale Materials Handling, Inc.	15,977	1,169,516
John Bean Technologies Corp.	28,160	925,337
Kadant, Inc.	13,951	595,568
L.B. Foster Co. Class A	3,510	170,481
Lindsay Corp.(a)	12,780	1,095,757
Miller Industries, Inc.(a)	29,775	619,022
Mueller Industries, Inc.	44,734	1,527,219
Mueller Water Products, Inc. Class A	98,478	1,008,415
NN, Inc.	24,433	502,342
Standex International Corp.	7,088	547,619
Sun Hydraulics Corp.	21,365	841,354
Supreme Industries, Inc. Class A	17,543	123,853
Tennant Co.	18,860	1,361,126
Titan International, Inc.(a)	9,133	97,084
Twin Disc, Inc.	18,893	375,215
Watts Water Technologies, Inc. Class A	24,573	1,558,911

Total Machinery		43,088,002

Marine - 0.3%
International Shipholding Corp.(a)	44,236	659,116
Matson, Inc.	72,430	2,500,284

Total Marine		3,159,400

Media - 3.5%
A.H. Belo Corp. Class A	43,726	453,876
AMC Entertainment Holdings, Inc. Class A	58,500	1,531,530
Entravision Communications Corp. Class A	70,428	456,373
Harte-Hanks, Inc.	265,633	2,055,999
Meredith Corp.(a)	103,420	5,617,774
National CineMedia, Inc.(a)	343,158	4,931,181
New Media Investment Group, Inc.	148,697	3,513,710
New York Times Co. (The) Class A(a)	158,550	2,096,031
Nexstar Broadcasting Group, Inc. Class A	31,390	1,625,688
Saga Communications, Inc. Class A	8,361	363,536
Salem Communications Corp. Class A(a)	54,750	428,145
Scholastic Corp.	47,542	1,731,480
Sinclair Broadcast Group, Inc. Class A(a)	154,941	4,239,186
Time, Inc.	294,128	7,238,490
Tribune Publishing Co.	66,040	1,512,316
World Wrestling Entertainment, Inc. Class A(a)	121,922	1,504,518

Total Media		39,299,833

Metals & Mining - 2.9%
Ampco-Pittsburgh Corp.	36,519	702,991
Carpenter Technology Corp.	69,078	3,402,091
Cliffs Natural Resources, Inc.(a)	1,152,146	8,226,322
Commercial Metals Co.	310,978	5,065,832
Globe Specialty Metals, Inc.	115,213	1,985,120
Gold Resource Corp.	170,939	577,774
Haynes International, Inc.	20,303	984,696
Hecla Mining Co.(a)	123,372	344,208
Kaiser Aluminum Corp.(a)	30,111	2,150,829
Materion Corp.	17,603	620,154
Noranda Aluminum Holding Corp.	68,645	241,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2014

Investments	Shares	Value
Olympic Steel, Inc.(a)	4,390	$78,054
Schnitzer Steel Industries, Inc. Class A(a)	76,495	1,725,727
Synalloy Corp.	12,909	227,327
TimkenSteel Corp.	68,895	2,551,182
Walter Energy, Inc.(a)	132,029	182,200
Worthington Industries, Inc.	117,830	3,545,505

Total Metals & Mining		32,611,642

Multi-Utilities - 1.8%
Avista Corp.(a)	200,229	7,078,095
Black Hills Corp.(a)	115,887	6,146,647
NorthWestern Corp.(a)	118,607	6,710,784

Total Multi-Utilities		19,935,526

Multiline Retail - 0.1%
Bon-Ton Stores, Inc. (The)(a)	46,931	347,759
Fred’s, Inc. Class A(a)	48,106	837,525

Total Multiline Retail		1,185,284

Oil, Gas & Consumable Fuels - 2.4%
Adams Resources & Energy, Inc.	8,032	401,198
Alon USA Energy, Inc.(a)	192,111	2,434,046
Arch Coal, Inc.(a)	113,350	201,763
Comstock Resources, Inc.(a)	391,135	2,663,629
Delek U.S. Holdings, Inc.	115,334	3,146,312
Evolution Petroleum Corp.	161,358	1,198,890
EXCO Resources, Inc.(a)	2,101,623	4,560,522
Green Plains, Inc.(a)	48,042	1,190,481
Panhandle Oil and Gas, Inc. Class A	12,183	283,620
PBF Energy, Inc. Class A(a)	315,162	8,395,916
W&T Offshore, Inc.(a)	458,058	3,362,146

Total Oil, Gas & Consumable Fuels		27,838,523

Paper & Forest Products - 0.8%
Deltic Timber Corp.(a)	6,720	459,648
Neenah Paper, Inc.	29,971	1,806,352
PH Glatfelter Co.	67,010	1,713,446
Schweitzer-Mauduit International, Inc.	97,057	4,105,511
Wausau Paper Corp.(a)	49,699	565,078

Total Paper & Forest Products		8,650,035

Personal Products - 0.9%
Coty, Inc. Class A(a)	80,007	1,652,944
Inter Parfums, Inc.	49,017	1,345,517
Nu Skin Enterprises, Inc. Class A(a)	172,111	7,521,251

Total Personal Products		10,519,712

Pharmaceuticals - 1.0%
Phibro Animal Health Corp. Class A	19,014	599,892
Theravance, Inc.(a)	727,918	10,300,039

Total Pharmaceuticals		10,899,931

Professional Services - 1.2%
Acacia Research Corp.	120,568	2,042,422
Barrett Business Services, Inc.(a)	23,904	654,970
CDI Corp.	52,215	924,728
Corporate Executive Board Co. (The)	43,651	3,166,007
Exponent, Inc.	14,211	1,172,407
Heidrick & Struggles International, Inc.	39,099	901,232
Insperity, Inc.	52,779	1,788,680
Kelly Services, Inc. Class A(a)	37,353	635,748
Kforce, Inc.	44,118	1,064,567
Resources Connection, Inc.	69,070	1,136,202
VSE Corp.	3,652	240,667

Total Professional Services		13,727,630

Real Estate Investment Trusts (REITs) - 12.3%
Acadia Realty Trust	62,251	1,993,899
Agree Realty Corp.	26,666	829,046
Alexander’s, Inc.(a)	5,224	2,283,828
American Assets Trust, Inc.	33,223	1,322,608
American Realty Capital Healthcare Trust, Inc.	297,920	3,545,248
AmREIT, Inc.	18,893	501,420
Armada Hoffler Properties, Inc.	52,692	500,047
Ashford Hospitality Prime, Inc.	9,288	159,382
Ashford Hospitality Trust, Inc.(a)	135,419	1,419,191
Associated Estates Realty Corp.(a)	64,094	1,487,622
Aviv REIT, Inc.	63,683	2,195,790
Campus Crest Communities, Inc.(a)	185,780	1,358,052
CatchMark Timber Trust, Inc. Class A	47,804	541,141
Cedar Realty Trust, Inc.	74,109	543,960
Chambers Street Properties	480,421	3,872,193
Chatham Lodging Trust(a)	36,334	1,052,596
Chesapeake Lodging Trust	60,018	2,233,270
CorEnergy Infrastructure Trust, Inc.	122,575	794,286
CoreSite Realty Corp.(a)	25,398	991,792
Corporate Office Properties Trust	115,691	3,282,154
Cousins Properties, Inc.	188,195	2,149,187
CyrusOne, Inc.	39,672	1,092,964
DuPont Fabros Technology, Inc.(a)	86,185	2,864,789
EastGroup Properties, Inc.(a)	36,931	2,338,471
Education Realty Trust, Inc.	62,111	2,272,641
Empire State Realty Trust, Inc. Class A	62,855	1,104,991
Excel Trust, Inc.	105,784	1,416,448
FelCor Lodging Trust, Inc.	30,579	330,865
First Industrial Realty Trust, Inc.	73,730	1,515,889
First Potomac Realty Trust	92,939	1,148,726
Franklin Street Properties Corp.	201,996	2,478,491
Getty Realty Corp.(a)	52,972	964,620
Gladstone Commercial Corp.(a)	51,489	884,066
Glimcher Realty Trust	136,634	1,877,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2014

Investments	Shares	Value
Government Properties Income Trust(a)	168,870	$3,885,699
Gramercy Property Trust, Inc.(a)	84,116	580,400
Healthcare Realty Trust, Inc.	139,624	3,814,528
Hersha Hospitality Trust	247,424	1,739,391
Hudson Pacific Properties, Inc.	37,027	1,113,032
Independence Realty Trust, Inc.(a)	77,119	717,978
Inland Real Estate Corp.	168,870	1,849,126
Investors Real Estate Trust	232,564	1,900,048
Kite Realty Group Trust	100,136	2,877,909
Lexington Realty Trust(a)	450,855	4,950,388
LTC Properties, Inc.	53,776	2,321,510
Mack-Cali Realty Corp.	91,301	1,740,197
Medical Properties Trust, Inc.(a)	342,857	4,724,569
Monmouth Real Estate Investment Corp. Class A	101,967	1,128,775
National Health Investors, Inc.	48,550	3,396,558
New York REIT, Inc.	218,542	2,314,360
One Liberty Properties, Inc.	32,572	770,979
Parkway Properties, Inc.	150,464	2,767,033
Pennsylvania Real Estate Investment Trust	77,460	1,817,212
Physicians Realty Trust(a)	87,149	1,446,673
Potlatch Corp.	44,205	1,850,863
Preferred Apartment Communities, Inc. Class A	51,521	468,841
PS Business Parks, Inc.	22,168	1,763,243
QTS Realty Trust, Inc. Class A	32,955	1,115,197
Ramco-Gershenson Properties Trust	109,925	2,059,994
Retail Opportunity Investments Corp.(a)	116,841	1,961,760
Rexford Industrial Realty, Inc.	42,596	669,183
Rouse Properties, Inc.(a)	68,603	1,270,528
Ryman Hospitality Properties, Inc.(a)	68,517	3,613,587
Sabra Health Care REIT, Inc.	94,651	2,874,551
Saul Centers, Inc.	19,175	1,096,618
Select Income REIT(a)	151,797	3,705,365
Silver Bay Realty Trust Corp.(a)	12,453	206,222
STAG Industrial, Inc.(a)	113,090	2,770,705
Starwood Waypoint Residential Trust	25,384	669,376
Summit Hotel Properties, Inc.	110,606	1,375,939
Terreno Realty Corp.	33,905	699,460
Trade Street Residential, Inc.	56,594	435,208
UMH Properties, Inc.(a)	59,899	572,035
Universal Health Realty Income Trust(a)	21,494	1,034,291
Urstadt Biddle Properties, Inc. Class A(a)	38,274	837,435
Washington Prime Group, Inc.	292,762	5,041,362
Washington Real Estate Investment Trust	94,770	2,621,338
Whitestone REIT(a)	57,092	862,660
Winthrop Realty Trust	42,697	665,646

Total Real Estate Investment Trusts (REITs)		139,444,796

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.(a)	8,650	339,599
Consolidated-Tomoka Land Co.(a)	377	21,037
Griffin Land & Nurseries, Inc.	2,006	60,300
Kennedy-Wilson Holdings, Inc.	44,062	1,114,769
RE/MAX Holdings, Inc. Class A	2,672	91,516

Total Real Estate Management & Development		1,627,221

Road & Rail - 0.3%
ArcBest Corp.	12,205	565,946
Celadon Group, Inc.	7,685	174,373
Heartland Express, Inc.	23,413	632,385
Marten Transport Ltd.(a)	13,908	304,029
Universal Truckload Services, Inc.(a)	25,355	722,871
Werner Enterprises, Inc.	40,671	1,266,901

Total Road & Rail		3,666,505

Semiconductors & Semiconductor Equipment - 1.7%
Brooks Automation, Inc.	190,060	2,423,265
Cohu, Inc.	46,502	553,374
Integrated Silicon Solution, Inc.	37,920	628,334
Intersil Corp. Class A	407,916	5,902,544
IXYS Corp.	30,178	380,243
Micrel, Inc.	72,158	1,047,013
MKS Instruments, Inc.	83,368	3,051,269
Monolithic Power Systems, Inc.	40,445	2,011,734
Power Integrations, Inc.	23,923	1,237,776
Tessera Technologies, Inc.	51,997	1,859,413

Total Semiconductors & Semiconductor Equipment		19,094,965

Software - 1.1%
Advent Software, Inc.	75,051	2,299,563
American Software, Inc. Class A	104,526	952,232
Blackbaud, Inc.	44,323	1,917,413
Digimarc Corp.	10,407	282,550
Ebix, Inc.(a)	59,085	1,003,854
Epiq Systems, Inc.	71,454	1,220,434
Fair Isaac Corp.	3,101	224,202
Mentor Graphics Corp.	90,220	1,977,622
Monotype Imaging Holdings, Inc.	39,510	1,139,073
Pegasystems, Inc.	38,989	809,802
QAD, Inc. Class A	15,241	344,752

Total Software		12,171,497

Specialty Retail - 4.2%
Aaron’s, Inc.	20,854	637,507
Abercrombie & Fitch Co. Class A	173,751	4,976,229
bebe stores, Inc.(a)	154,970	339,384
Big 5 Sporting Goods Corp.	58,610	857,464
Brown Shoe Co., Inc.	33,972	1,092,200
Buckle, Inc. (The)(a)	71,943	3,778,446
Cato Corp. (The) Class A	66,209	2,792,696
Chico’s FAS, Inc.	248,239	4,023,954
Children’s Place, Inc. (The)(a)	17,660	1,006,620
Destination Maternity Corp.	62,686	999,842
Finish Line, Inc. (The) Class A	46,459	1,129,418
Group 1 Automotive, Inc.(a)	17,853	1,599,986
Guess?, Inc.	318,711	6,718,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2014

Investments	Shares	Value
Haverty Furniture Cos., Inc.	26,816	$590,220
Lithia Motors, Inc. Class A(a)	15,469	1,341,008
Men’s Wearhouse, Inc. (The)(a)	72,148	3,185,334
Monro Muffler Brake, Inc.(a)	24,995	1,444,711
Pier 1 Imports, Inc.	138,519	2,133,193
Rent-A-Center, Inc.(a)	133,684	4,855,403
Shoe Carnival, Inc.	16,770	430,821
Sonic Automotive, Inc. Class A	12,596	340,596
Stage Stores, Inc.	77,427	1,602,739
Stein Mart, Inc.	79,931	1,168,591
Winmark Corp.	1,559	135,508

Total Specialty Retail		47,180,298

Technology Hardware, Storage & Peripherals - 1.3%
Astro-Med, Inc.	12,589	207,718
Diebold, Inc.(a)	188,489	6,529,259
Lexmark International, Inc. Class A(a)	192,554	7,946,704

Total Technology Hardware, Storage & Peripherals		14,683,681

Textiles, Apparel & Luxury Goods - 0.2%
Culp, Inc.	10,135	219,727
Movado Group, Inc.	23,326	661,759
Oxford Industries, Inc.	21,235	1,172,384
Rocky Brands, Inc.	17,939	237,871
Superior Uniform Group, Inc.	12,844	377,228

Total Textiles, Apparel & Luxury Goods		2,668,969

Thrifts & Mortgage Finance - 1.4%
Astoria Financial Corp.	40,095	535,669
Bank Mutual Corp.	43,956	301,538
BankFinancial Corp.	8,341	98,924
Berkshire Hills Bancorp, Inc.	22,861	609,474
Brookline Bancorp, Inc.	79,888	801,277
Cape Bancorp, Inc.(a)	12,490	117,531
Capitol Federal Financial, Inc.(a)	109,067	1,393,876
Clifton Bancorp, Inc.	15,662	212,847
Dime Community Bancshares, Inc.	42,805	696,865
ESB Financial Corp.	12,661	239,799
ESSA Bancorp, Inc.	9,494	113,928
EverBank Financial Corp.(a)	34,816	663,593
Federal Agricultural Mortgage Corp. Class C	7,400	224,516
First Defiance Financial Corp.	7,925	269,926
First Financial Northwest, Inc.	10,702	128,852
Fox Chase Bancorp, Inc.	12,948	215,843
Hampden Bancorp, Inc.	2,770	59,278
Heritage Financial Group, Inc.	3,527	91,349
Hingham Institution for Savings	1,224	106,500
Meta Financial Group, Inc.	3,499	122,605
Northfield Bancorp, Inc.	31,131	460,739
Northwest Bancshares, Inc.	127,895	1,602,524
OceanFirst Financial Corp.	20,127	344,977
Oritani Financial Corp.	69,296	1,067,159
Provident Financial Holdings, Inc.	8,552	129,392
Provident Financial Services, Inc.	72,279	1,305,359
Pulaski Financial Corp.	12,346	152,226
Simplicity Bancorp, Inc.	7,156	122,725
Territorial Bancorp, Inc.	10,557	227,503
TrustCo Bank Corp.(a)	119,138	864,942
United Community Financial Corp.	12,292	66,008
United Financial Bancorp, Inc.	47,034	675,408
Washington Federal, Inc.	85,373	1,891,012
Waterstone Financial, Inc.	17,543	230,691
Westfield Financial, Inc.	16,236	119,172
WSFS Financial Corp.	2,822	216,984

Total Thrifts & Mortgage Finance		16,481,011

Tobacco - 1.7%
Universal Corp.(a)	99,942	4,395,449
Vector Group Ltd.(a)	705,288	15,029,687

Total Tobacco		19,425,136

Trading Companies & Distributors - 1.7%
Aceto Corp.	28,529	619,079
Applied Industrial Technologies, Inc.	80,549	3,672,229
H&E Equipment Services, Inc.	112,237	3,152,738
Houston Wire & Cable Co.	59,954	716,450
Kaman Corp.	39,043	1,565,234
TAL International Group, Inc.*	209,800	9,140,986

Total Trading Companies & Distributors		18,866,716

Water Utilities - 0.9%
American States Water Co.	82,001	3,088,158
Artesian Resources Corp. Class A(a)	27,392	618,785
California Water Service Group	113,686	2,797,812
Connecticut Water Service, Inc.(a)	28,996	1,052,265
Middlesex Water Co.	48,702	1,123,068
SJW Corp.	43,780	1,406,214
York Water Co.(a)	29,950	695,139

Total Water Utilities		10,781,441

Wireless Telecommunication Services - 0.6%
Shenandoah Telecommunications Co.	33,787	1,055,844
Spok Holdings, Inc.	57,895	1,005,057
Telephone & Data Systems, Inc.	195,224	4,929,407

Total Wireless Telecommunication Services		6,990,308

TOTAL COMMON STOCKS (Cost: $1,026,726,125)		1,129,209,487

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree MidCap Dividend Fund(b) (Cost: $2,878,223)	34,873	2,918,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2014

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.6%

United States - 13.6%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $154,768,085)(d)	154,768,085	$154,768,085

TOTAL INVESTMENTS IN SECURITIES - 113.5% (Cost: $1,184,372,433)		1,286,896,442
Liabilities in Excess of Cash and Other Assets - (13.5)%		(152,783,499)

NET ASSETS - 100.0%		$1,134,112,943

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $153,189,369 and the total market value of the collateral held by the Fund was $157,112,994. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,344,909.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.9%

Puerto Rico - 0.4%

Banks - 0.2%
First BanCorp*	130,470	$765,859

IT Services - 0.2%
EVERTEC, Inc.(a)	37,743	835,253

Total Puerto Rico		1,601,112

United States - 99.5%

Aerospace & Defense - 1.0%
AAR Corp.(a)	28,117	781,090
Aerovironment, Inc.*(a)	5,193	141,509
American Science & Engineering, Inc.(a)	750	38,925
Astronics Corp.*	10,526	582,193
Cubic Corp.	14,633	770,281
Ducommun, Inc.*	3,815	96,443
Engility Holdings, Inc.*	12,235	523,658
National Presto Industries, Inc.(a)	5,977	346,905
Orbital Sciences Corp.*	25,570	687,578
Sparton Corp.*	4,455	126,255
Taser International, Inc.*(a)	9,690	256,591

Total Aerospace & Defense		4,351,428

Air Freight & Logistics - 0.9%
Air Transport Services Group, Inc.*	44,931	384,609
Atlas Air Worldwide Holdings, Inc.*	24,600	1,212,780
Echo Global Logistics, Inc.*(a)	6,133	179,084
Forward Air Corp.	13,452	677,577
Hub Group, Inc. Class A*	18,011	685,859
Park-Ohio Holdings Corp.	7,586	478,146

Total Air Freight & Logistics		3,618,055

Airlines - 0.4%
Hawaiian Holdings, Inc.*(a)	38,402	1,000,372
Republic Airways Holdings, Inc.*	60,090	876,713

Total Airlines		1,877,085

Auto Components - 2.4%
American Axle & Manufacturing Holdings, Inc.*	86,295	1,949,404
China XD Plastics Co., Ltd.*	157,338	854,345
Cooper-Standard Holding, Inc.*	7,075	409,501
Dorman Products, Inc.*	20,213	975,682
Drew Industries, Inc.	14,740	752,772
Fox Factory Holding Corp.*	21,187	343,865
Gentherm, Inc.*	20,410	747,414
Modine Manufacturing Co.*	109,187	1,484,943
Motorcar Parts of America, Inc.*	3,339	103,810
Remy International, Inc.(a)	15,111	316,122
Shiloh Industries, Inc.*(a)	20,613	324,242
Spartan Motors, Inc.	3,719	19,562
Standard Motor Products, Inc.(a)	17,155	653,949
Stoneridge, Inc.*	5,912	76,028
Strattec Security Corp.(a)	2,884	238,161
Superior Industries International, Inc.(a)	8,169	161,665
Tower International, Inc.*	30,515	779,658

Total Auto Components		10,191,123

Automobiles - 0.1%
Winnebago Industries, Inc.(a)	14,559	316,804

Banks - 10.6%
1st Source Corp.(a)	16,889	579,462
American National Bankshares, Inc.(a)	5,699	141,392
Ameris Bancorp	10,788	276,604
Arrow Financial Corp.	8,237	226,435
Banc of California, Inc.(a)	9,780	112,177
BancFirst Corp.(a)	9,271	587,689
Bancorp, Inc.*(a)	14,907	162,337
Bank of Kentucky Financial Corp.	4,067	196,314
Banner Corp.(a)	12,145	522,478
BBCN Bancorp, Inc.	58,014	834,241
Boston Private Financial Holdings, Inc.(a)	45,057	606,918
Bridge Bancorp, Inc.	4,818	128,882
Bridge Capital Holdings*(a)	7,655	171,319
Bryn Mawr Bank Corp.	8,826	276,254
C&F Financial Corp.	3,046	121,048
Camden National Corp.(a)	6,280	250,195
Capital Bank Financial Corp. Class A*(a)	17,518	469,482
Capital City Bank Group, Inc.	7,315	113,675
Cardinal Financial Corp.(a)	14,065	278,909
Centerstate Banks, Inc.(a)	8,299	98,841
Central Pacific Financial Corp.(a)	19,169	412,134
Chemical Financial Corp.(a)	20,509	628,396
City Holding Co.(a)	11,048	514,063
CNB Financial Corp.(a)	11,133	205,961
CoBiz Financial, Inc.(a)	22,228	291,854
Columbia Banking System, Inc.	28,038	774,129
Community Bank System, Inc.(a)	21,453	818,003
Community Trust Bancorp, Inc.(a)	11,083	405,749
ConnectOne Bancorp, Inc.	8,345	158,555
Customers Bancorp, Inc.*(a)	20,220	393,481
CVB Financial Corp.(a)	60,508	969,338
Enterprise Financial Services Corp.	12,293	242,541
Farmers Capital Bank Corp.*	5,443	126,767
Fidelity Southern Corp.	16,055	258,646
Financial Institutions, Inc.	10,290	258,794
First Bancorp	12,148	224,374
First Busey Corp.(a)	45,360	295,294
First Business Financial Services, Inc.	2,844	136,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2014

Investments	Shares	Value
First Commonwealth Financial Corp.(a)	46,723	$430,786
First Community Bancshares, Inc.	14,354	236,410
First Connecticut Bancorp, Inc.(a)	4,384	71,547
First Financial Bancorp(a)	27,750	515,873
First Financial Corp.(a)	9,690	345,158
First Interstate BancSystem, Inc.	28,714	798,823
First Merchants Corp.	24,377	554,577
First Midwest Bancorp, Inc.	38,489	658,547
First NBC Bank Holding Co.*(a)	14,419	507,549
Flushing Financial Corp.(a)	22,272	451,453
German American Bancorp, Inc.(a)	9,046	276,084
Great Southern Bancorp, Inc.(a)	10,309	408,958
Guaranty Bancorp	10,546	152,284
Hanmi Financial Corp.(a)	20,482	446,712
Heartland Financial USA, Inc.(a)	13,429	363,926
Heritage Financial Corp.	7,954	139,593
Hilltop Holdings, Inc.*	48,844	974,438
HomeTrust Bancshares, Inc.*	5,707	95,079
Horizon Bancorp	6,565	171,609
Hudson Valley Holding Corp.(a)	4,268	115,919
Independent Bank Corp.	14,014	182,883
Independent Bank Corp.(a)	12,313	527,120
Independent Bank Group, Inc.(a)	5,131	200,417
International Bancshares Corp.(a)	60,364	1,602,061
Intervest Bancshares Corp.(a)	16,923	170,076
Lakeland Bancorp, Inc.	25,688	300,550
Lakeland Financial Corp.(a)	10,048	436,787
LegacyTexas Financial Group, Inc.	14,177	338,121
MainSource Financial Group, Inc.	15,482	323,883
Mercantile Bank Corp.(a)	7,760	163,115
Merchants Bancshares, Inc.	4,256	130,361
Metro Bancorp, Inc.*(a)	7,805	202,306
MidSouth Bancorp, Inc.(a)	10,118	175,446
MidWestOne Financial Group, Inc.(a)	6,462	186,170
National Bank Holdings Corp. Class A	3,942	76,514
National Penn Bancshares, Inc.	89,136	938,156
NBT Bancorp, Inc.(a)	23,979	629,928
NewBridge Bancorp*	13,061	113,761
Northrim BanCorp, Inc.	4,267	111,966
OFG Bancorp(a)	41,030	683,149
Old National Bancorp	67,727	1,007,778
Opus Bank*(a)	48,459	1,374,782
Pacific Continental Corp.(a)	11,086	157,199
Pacific Premier Bancorp, Inc.*	9,777	169,435
Park National Corp.(a)	8,074	714,388
Park Sterling Corp.	17,195	126,383
Peapack Gladstone Financial Corp.	6,944	128,881
Penns Woods Bancorp, Inc.(a)	3,255	160,341
Peoples Bancorp, Inc.(a)	6,937	179,876
Peoples Financial Services Corp.	2,197	109,147
Pinnacle Financial Partners, Inc.	16,811	664,707
Preferred Bank	8,711	242,950
Renasant Corp.	18,170	525,658
Republic Bancorp, Inc. Class A(a)	9,735	240,649
S&T Bancorp, Inc.(a)	18,437	549,607
Sandy Spring Bancorp, Inc.(a)	17,160	447,533
Seacoast Banking Corp. of Florida*(a)	5,616	77,220
ServisFirst Bancshares, Inc.(a)	14,871	489,999
Sierra Bancorp(a)	9,406	165,169
Simmons First National Corp. Class A	6,017	244,591
South State Corp.	9,825	659,061
Southside Bancshares, Inc.	11,991	346,660
Southwest Bancorp, Inc.	10,605	184,103
Square 1 Financial, Inc. Class A*(a)	12,428	306,972
Sterling Bancorp	19,416	279,202
Stock Yards Bancorp, Inc.(a)	9,401	313,429
Stonegate Bank(a)	2,810	83,232
Suffolk Bancorp	5,211	118,342
Tompkins Financial Corp.(a)	10,265	567,654
TowneBank(a)	27,892	421,727
Trico Bancshares(a)	9,390	231,933
Tristate Capital Holdings, Inc.*(a)	14,220	145,613
Trustmark Corp.(a)	50,875	1,248,472
Union Bankshares Corp.(a)	18,578	447,358
United Community Banks, Inc.	32,581	617,084
Univest Corp. of Pennsylvania(a)	10,623	215,010
Washington Trust Bancorp, Inc.(a)	9,109	366,000
WesBanco, Inc.(a)	20,188	702,542
West Bancorp, Inc.(a)	10,669	181,586
Westamerica Bancorp(a)	12,414	608,534
Wilshire Bancorp, Inc.(a)	52,359	530,397
Yadkin Financial Corp.*	1,320	25,938

Total Banks		44,854,224

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated(a)	4,159	366,117
Craft Brew Alliance, Inc.*(a)	2,545	33,950
MGP Ingredients, Inc.	1,770	28,072
National Beverage Corp.*	21,097	477,214

Total Beverages		905,353

Biotechnology - 1.8%
Acorda Therapeutics, Inc.*(a)	6,603	269,865
Adamas Pharmaceuticals, Inc.*(a)	24,494	425,461
Alder Biopharmaceuticals, Inc.*	5,178	150,628
Anacor Pharmaceuticals, Inc.*	17,270	556,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2014

Investments	Shares	Value
BioSpecifics Technologies Corp.*	1,340	$51,751
China Biologic Products, Inc.*	11,025	741,211
Emergent Biosolutions, Inc.*(a)	9,441	257,078
Enanta Pharmaceuticals, Inc.*	8,672	440,971
Insys Therapeutics, Inc.*(a)	14,105	594,667
Ligand Pharmaceuticals, Inc.*(a)	2,915	155,107
PDL BioPharma, Inc.(a)	487,852	3,761,339
Progenics Pharmaceuticals, Inc.*	7,050	53,298
Repligen Corp.*(a)	6,346	125,651

Total Biotechnology		7,583,984

Building Products - 1.1%
AAON, Inc.(a)	21,890	490,117
American Woodmark Corp.*(a)	7,024	284,051
Apogee Enterprises, Inc.(a)	10,222	433,106
Builders FirstSource, Inc.*	36,740	252,404
Continental Building Products, Inc.*	8,040	142,549
Gibraltar Industries, Inc.*(a)	13,637	221,738
Griffon Corp.(a)	1,582	21,041
Insteel Industries, Inc.(a)	6,040	142,423
NCI Building Systems, Inc.*	2,376	44,003
Patrick Industries, Inc.*	7,583	333,500
PGT, Inc.*(a)	23,257	223,965
Quanex Building Products Corp.	2,451	46,030
Simpson Manufacturing Co., Inc.	20,457	707,812
Trex Co., Inc.*(a)	13,890	591,436
Universal Forest Products, Inc.(a)	11,949	635,687

Total Building Products		4,569,862

Capital Markets - 2.0%
Arlington Asset Investment Corp. Class A(a)	27,025	719,135
BGC Partners, Inc. Class A	29,314	268,223
Calamos Asset Management, Inc. Class A(a)	14,823	197,442
Cowen Group, Inc. Class A*	55,459	266,203
Diamond Hill Investment Group, Inc.(a)	1,848	255,098
Evercore Partners, Inc. Class A	14,342	751,091
FBR & Co.*(a)	8,570	210,736
Financial Engines, Inc.(a)	9,962	364,111
FXCM, Inc. Class A	2,686	44,507
Greenhill & Co., Inc.(a)	10,367	452,001
HFF, Inc. Class A	15,933	572,313
Interactive Brokers Group, Inc. Class A(a)	14,302	417,046
INTL FCStone, Inc.*	8,247	169,641
Investment Technology Group, Inc.*	22,587	470,261
KCG Holdings, Inc. Class A*(a)	31,855	371,111
Ladenburg Thalmann Financial Services, Inc.*	19,172	75,730
Manning & Napier, Inc.(a)	1,145	15,824
Moelis & Co. Class A	6,002	209,650
Oppenheimer Holdings, Inc. Class A	8,330	193,673
Piper Jaffray Cos.*(a)	12,038	699,288
Pzena Investment Management, Inc. Class A	8,339	78,887
Silvercrest Asset Management Group, Inc. Class A	1,748	27,356
Virtus Investment Partners, Inc.(a)	6,037	1,029,248
Walter Investment Management Corp.*(a)	13,337	220,194
Westwood Holdings Group, Inc.	4,277	264,404

Total Capital Markets		8,343,173

Chemicals - 2.6%
A. Schulman, Inc.(a)	15,492	627,891
American Vanguard Corp.(a)	3,673	42,680
Calgon Carbon Corp.*	28,149	584,936
Chase Corp.(a)	7,561	272,120
Ferro Corp.*	48,125	623,700
Flotek Industries, Inc.*(a)	33,424	626,032
FutureFuel Corp.	45,945	598,204
Hawkins, Inc.(a)	5,526	239,442
Innophos Holdings, Inc.	13,845	809,240
Innospec, Inc.	22,406	956,736
Kraton Performance Polymers, Inc.*	14,423	299,854
Kronos Worldwide, Inc.	87,998	1,145,734
Landec Corp.*	11,178	154,368
OM Group, Inc.	10,355	308,579
OMNOVA Solutions, Inc.*(a)	19,590	159,463
Penford Corp.*	4,636	86,647
Quaker Chemical Corp.(a)	7,921	729,049
Rayonier Advanced Materials, Inc.(a)	51,278	1,143,499
Stepan Co.	18,729	750,658
Trecora Resources*(a)	11,738	172,549
Tredegar Corp.(a)	22,562	507,419
Zep, Inc.	6,721	101,823

Total Chemicals		10,940,623

Commercial Services & Supplies - 3.0%
ABM Industries, Inc.	30,606	876,862
ACCO Brands Corp.*	120,886	1,089,183
Brady Corp. Class A	6,214	169,891
Brink’s Co. (The)(a)	688	16,794
CECO Environmental Corp.	11,667	181,305
Civeo Corp.(a)	178,033	731,716
Courier Corp.	8,399	125,313
Ennis, Inc.(a)	29,596	398,658
G&K Services, Inc. Class A	10,350	733,298
Heritage-Crystal Clean, Inc.*	5,977	73,696
Herman Miller, Inc.	11,879	349,599
InnerWorkings, Inc.*(a)	6,226	48,501
Interface, Inc.	20,804	342,642
Kimball International, Inc. Class B(a)	40,120	365,894
Knoll, Inc.	23,488	497,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2014

Investments	Shares	Value
Matthews International Corp. Class A	11,846	$576,545
McGrath RentCorp(a)	13,988	501,610
Multi-Color Corp.(a)	9,896	548,436
Performant Financial Corp.*(a)	35,229	234,273
Quad/Graphics, Inc.	25,806	592,506
SP Plus Corp.*	8,999	227,045
Team, Inc.*(a)	8,907	360,377
Tetra Tech, Inc.	36,366	970,972
U.S. Ecology, Inc.(a)	10,829	434,459
United Stationers, Inc.	35,745	1,507,009
Viad Corp.	18,305	488,011

Total Commercial Services & Supplies		12,441,836

Communications Equipment - 1.2%
ADTRAN, Inc.(a)	21,753	474,215
Alliance Fiber Optic Products, Inc.	16,249	235,773
Applied Optoelectronics, Inc.*(a)	3,457	38,788
Bel Fuse, Inc. Class B	6,382	174,484
Black Box Corp.(a)	9,043	216,128
CalAmp Corp.*	7,900	144,570
Clearfield, Inc.*(a)	5,001	61,562
Comtech Telecommunications Corp.	8,837	278,542
Digi International, Inc.*(a)	2,473	22,974
Finisar Corp.*(a)	55,667	1,080,496
InterDigital, Inc.(a)	18,159	960,611
NETGEAR, Inc.*(a)	19,474	692,885
Numerex Corp. Class A*(a)	1,510	16,701
Polycom, Inc.*	16,784	226,584
Ruckus Wireless, Inc.*(a)	5,058	60,797
TESSCO Technologies, Inc.(a)	5,867	170,143

Total Communications Equipment		4,855,253

Construction & Engineering - 1.0%
Aegion Corp.*(a)	9,727	181,019
Ameresco, Inc. Class A*(a)	5,008	35,056
Argan, Inc.(a)	12,051	405,396
Comfort Systems USA, Inc.(a)	12,420	212,630
Dycom Industries, Inc.*(a)	12,687	445,187
Furmanite Corp.*	15,043	117,636
Great Lakes Dredge & Dock Corp.*(a)	3,793	32,468
MYR Group, Inc.*(a)	14,317	392,286
Orion Marine Group, Inc.*	4,111	45,427
Primoris Services Corp.	39,093	908,521
Tutor Perini Corp.*	67,326	1,620,537

Total Construction & Engineering		4,396,163

Construction Materials - 0.1%
Headwaters, Inc.*	12,639	189,458
United States Lime & Minerals, Inc.(a)	3,023	220,256

Total Construction Materials		409,714

Consumer Finance - 1.3%
Cash America International, Inc.(a)	51,496	1,164,840
Consumer Portfolio Services, Inc.*	34,680	255,245
Encore Capital Group, Inc.*(a)	23,731	1,053,656
EZCORP, Inc. Class A*(a)	40,102	471,199
First Cash Financial Services, Inc.*	14,065	782,999
Green Dot Corp. Class A*(a)	14,947	306,264
Regional Management Corp.*(a)	14,230	224,976
World Acceptance Corp.*(a)	13,181	1,047,230

Total Consumer Finance		5,306,409

Containers & Packaging - 0.0%
Myers Industries, Inc.(a)	8,933	157,221

Distributors - 0.2%
Core-Mark Holding Co., Inc.	7,665	474,693
VOXX International Corp.*(a)	29,381	257,378
Weyco Group, Inc.(a)	7,711	228,785

Total Distributors		960,856

Diversified Consumer Services - 0.9%
American Public Education, Inc.*(a)	12,368	456,008
Bridgepoint Education, Inc.*(a)	16,387	185,501
Capella Education Co.(a)	5,678	436,979
Carriage Services, Inc.(a)	6,736	141,119
Collectors Universe, Inc.	4,166	86,903
K12, Inc.*	17,051	202,395
Liberty Tax, Inc.*	5,182	185,205
LifeLock, Inc.*(a)	34,326	635,374
Strayer Education, Inc.*	2,184	162,227
Universal Technical Institute, Inc.(a)	1,709	16,817
Weight Watchers International, Inc.(a)	55,840	1,387,066

Total Diversified Consumer Services		3,895,594

Diversified Financial Services - 0.1%
Gain Capital Holdings, Inc.(a)	19,992	180,328
Marlin Business Services Corp.	8,847	181,629
NewStar Financial, Inc.*(a)	13,530	173,184
Resource America, Inc. Class A(a)	6,914	62,502

Total Diversified Financial Services		597,643

Diversified Telecommunication Services - 0.9%
Atlantic Tele-Network, Inc.(a)	8,397	567,553
Cogent Communications Holdings, Inc.	15,598	552,013
Consolidated Communications Holdings, Inc.(a)	12,573	349,907
General Communication, Inc. Class A*(a)	14,456	198,770
Hawaiian Telcom Holdco, Inc.*	3,756	103,553
IDT Corp. Class B(a)	10,378	210,777
Inteliquent, Inc.	24,546	481,838
Iridium Communications, Inc.*(a)	68,747	670,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2014

Investments	Shares	Value
Lumos Networks Corp.(a)	14,895	$250,534
ORBCOMM, Inc.*(a)	2,882	18,849
Premiere Global Services, Inc.*	14,042	149,126
Straight Path Communications, Inc. Class B*(a)	1,096	20,769
Vonage Holdings Corp.*(a)	62,338	237,508

Total Diversified Telecommunication Services		3,811,480

Electric Utilities - 0.9%
El Paso Electric Co.	26,781	1,072,847
Empire District Electric Co. (The)	30,398	904,037
MGE Energy, Inc.(a)	20,648	941,755
Otter Tail Corp.(a)	24,193	749,015
Unitil Corp.(a)	8,103	297,137

Total Electric Utilities		3,964,791

Electrical Equipment - 0.9%
Allied Motion Technologies, Inc.	5,432	128,684
AZZ, Inc.	12,586	590,535
Encore Wire Corp.	13,578	506,867
Franklin Electric Co., Inc.(a)	24,035	902,034
Global Power Equipment Group, Inc.(a)	13,398	185,026
LSI Industries, Inc.	3,065	20,811
Powell Industries, Inc.	7,960	390,597
Preformed Line Products Co.(a)	3,367	183,939
SL Industries, Inc.*	3,872	151,008
Thermon Group Holdings, Inc.*	22,625	547,299

Total Electrical Equipment		3,606,800

Electronic Equipment, Instruments & Components - 3.1%
Badger Meter, Inc.(a)	6,029	357,821
Benchmark Electronics, Inc.*	57,432	1,461,070
Checkpoint Systems, Inc.*	1,044	14,334
Coherent, Inc.*	11,212	680,793
Control4 Corp.*	4,804	73,837
CTS Corp.	14,918	265,988
Daktronics, Inc.(a)	18,665	233,499
DTS, Inc.*	11,914	366,356
Electro Rent Corp.	15,408	216,328
FARO Technologies, Inc.*(a)	5,816	364,547
II-VI, Inc.*(a)	33,851	462,066
Insight Enterprises, Inc.*	35,942	930,538
Mesa Laboratories, Inc.(a)	1,514	117,047
Methode Electronics, Inc.	32,154	1,173,943
MTS Systems Corp.(a)	6,981	523,784
Newport Corp.*	21,616	413,082
OSI Systems, Inc.*	8,627	610,533
PC Connection, Inc.(a)	18,874	463,357
Plexus Corp.*	25,613	1,055,512
Rofin-Sinar Technologies, Inc.*	9,898	284,765
Rogers Corp.*	9,577	779,951
ScanSource, Inc.*(a)	20,703	831,433
TTM Technologies, Inc.*(a)	18,969	142,837
Universal Display Corp.*(a)	35,719	991,202
Vishay Precision Group, Inc.*	6,232	106,941

Total Electronic Equipment, Instruments & Components		12,921,564

Energy Equipment & Services - 3.2%
Basic Energy Services, Inc.*(a)	12,443	87,225
C&J Energy Services, Inc.*(a)	51,047	674,331
CARBO Ceramics, Inc.(a)	23,737	950,667
Era Group, Inc.*	8,595	181,784
Geospace Technologies Corp.*(a)	16,093	426,465
Gulf Island Fabrication, Inc.(a)	7,112	137,902
Gulfmark Offshore, Inc. Class A(a)	41,626	1,016,507
Hornbeck Offshore Services, Inc.*(a)	50,584	1,263,083
Matrix Service Co.*	19,283	430,397
Natural Gas Services Group, Inc.*(a)	6,701	154,391
Newpark Resources, Inc.*(a)	80,361	766,644
Parker Drilling Co.*(a)	104,686	321,386
PHI, Inc. Non-Voting Shares*(a)	12,596	471,090
RigNet, Inc.*(a)	5,848	239,943
SEACOR Holdings, Inc.*(a)	3,307	244,090
Tidewater, Inc.	73,303	2,375,750
U.S. Silica Holdings, Inc.(a)	47,041	1,208,483
Unit Corp.*(a)	77,044	2,627,200

Total Energy Equipment & Services		13,577,338

Food & Staples Retailing - 0.8%
Andersons, Inc. (The)(a)	22,461	1,193,578
Chefs’ Warehouse, Inc. (The)*(a)	8,273	190,610
Ingles Markets, Inc. Class A	17,136	635,574
Liberator Medical Holdings, Inc.(a)	31,468	91,257
Natural Grocers by Vitamin Cottage, Inc.*(a)	5,705	160,710
Pantry, Inc. (The)*	586	21,717
SpartanNash Co.	13,566	354,615
Village Super Market, Inc. Class A(a)	2,307	63,143
Weis Markets, Inc.	13,704	655,325

Total Food & Staples Retailing		3,366,529

Food Products - 0.6%
Alico, Inc.	835	41,775
B&G Foods, Inc.(a)	17,770	531,323
Boulder Brands, Inc.*(a)	13,234	146,368
Calavo Growers, Inc.(a)	6,014	284,462
Farmer Bros Co.*	2,050	60,372
Inventure Foods, Inc.*	7,057	89,906
John B. Sanfilippo & Son, Inc.	6,309	287,059
Limoneira Co.	3,572	89,229
Omega Protein Corp.*(a)	30,703	324,531
Seneca Foods Corp. Class A*(a)	2,617	70,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2014

Investments	Shares	Value
Tootsie Roll Industries, Inc.(a)	23,386	$716,781

Total Food Products		2,642,544

Gas Utilities - 0.5%
Chesapeake Utilities Corp.(a)	8,470	420,620
Gas Natural, Inc.	4,050	44,631
Northwest Natural Gas Co.(a)	14,067	701,943
South Jersey Industries, Inc.(a)	17,778	1,047,658

Total Gas Utilities		2,214,852

Health Care Equipment & Supplies - 2.0%
Abaxis, Inc.(a)	3,362	191,063
ABIOMED, Inc.*	3,223	122,667
Analogic Corp.(a)	4,480	379,053
Anika Therapeutics, Inc.*(a)	10,884	443,414
Atrion Corp.(a)	915	311,109
Cantel Medical Corp.	11,083	479,451
CONMED Corp.	9,006	404,910
CryoLife, Inc.(a)	6,098	69,090
Cyberonics, Inc.*(a)	12,781	711,646
Cynosure, Inc. Class A*	5,951	163,176
Exactech, Inc.*	8,180	192,803
Greatbatch, Inc.*(a)	10,886	536,680
Haemonetics Corp.*(a)	9,028	337,828
ICU Medical, Inc.*	4,479	366,830
Inogen, Inc.*(a)	11,936	374,432
Integra LifeSciences Holdings Corp.*(a)	6,154	333,731
Masimo Corp.*	27,354	720,504
Meridian Bioscience, Inc.(a)	23,381	384,851
Merit Medical Systems, Inc.*(a)	13,638	236,347
Natus Medical, Inc.*	10,070	362,923
Neogen Corp.*	6,997	346,981
SurModics, Inc.*(a)	5,944	131,362
Thoratec Corp.*(a)	17,554	569,803
Utah Medical Products, Inc.(a)	2,365	142,018
Vascular Solutions, Inc.*	5,066	137,593

Total Health Care Equipment & Supplies		8,450,265

Health Care Providers & Services - 2.2%
Addus HomeCare Corp.*(a)	5,506	133,631
Air Methods Corp.*	22,527	991,864
Alliance HealthCare Services, Inc.*	3,597	75,501
Almost Family, Inc.*(a)	3,666	106,131
AMN Healthcare Services, Inc.*	19,869	389,432
Bio-Reference Laboratories, Inc.*(a)	15,971	513,148
Chemed Corp.(a)	9,421	995,517
Corvel Corp.*(a)	10,435	388,391
Ensign Group, Inc. (The)	9,759	433,202
ExamWorks Group, Inc.*(a)	1,407	58,517
Five Star Quality Care, Inc.*	8,727	36,217
Hanger, Inc.*(a)	30,387	665,475
IPC The Hospitalist Co., Inc.*(a)	10,102	463,581
Landauer, Inc.(a)	921	31,443
LHC Group, Inc.*	8,292	258,545
Magellan Health, Inc.*	14,310	859,029
National Healthcare Corp.(a)	8,116	510,009
PharMerica Corp.*	16,647	344,759
Providence Service Corp. (The)*	5,179	188,723
Select Medical Holdings Corp.	94,876	1,366,214
Triple-S Management Corp. Class B*	17,859	427,009
U.S. Physical Therapy, Inc.	5,102	214,080

Total Health Care Providers & Services		9,450,418

Health Care Technology - 0.4%
Computer Programs & Systems, Inc.(a)	6,727	408,665
HealthStream, Inc.*	3,446	101,588
HMS Holdings Corp.*(a)	14,623	309,130
MedAssets, Inc.*	17,687	349,495
Omnicell, Inc.*(a)	9,400	311,328
Quality Systems, Inc.	3,592	56,000

Total Health Care Technology		1,536,206

Hotels, Restaurants & Leisure - 2.3%
Biglari Holdings, Inc.*(a)	455	181,777
BJ’s Restaurants, Inc.*(a)	5,374	269,829
Bob Evans Farms, Inc.(a)	4,587	234,763
Bravo Brio Restaurant Group, Inc.*	4,685	65,168
Caesars Acquisition Co. Class A*	98,961	1,020,288
Churchill Downs, Inc.	6,425	612,302
Chuy’s Holdings, Inc.*(a)	6,451	126,891
Del Frisco’s Restaurant Group, Inc.*	7,769	184,436
Diamond Resorts International, Inc.*	17,519	488,780
Famous Dave’s of America, Inc.*	3,139	82,462
Fiesta Restaurant Group, Inc.*(a)	3,761	228,669
International Speedway Corp. Class A(a)	17,953	568,212
Interval Leisure Group, Inc.(a)	43,167	901,759
Kona Grill, Inc.*(a)	659	15,216
Krispy Kreme Doughnuts, Inc.*(a)	21,319	420,837
Marcus Corp. (The)	16,629	307,803
Monarch Casino & Resort, Inc.*(a)	8,559	141,994
Nathan’s Famous, Inc.*(a)	1,476	118,080
Noodles & Co.*(a)	4,370	115,150
Pinnacle Entertainment, Inc.*(a)	18,088	402,458
Popeyes Louisiana Kitchen, Inc.*(a)	7,422	417,636
Red Robin Gourmet Burgers, Inc.*(a)	5,382	414,279
Ruth’s Hospitality Group, Inc.	11,167	167,505
SeaWorld Entertainment, Inc.	42,697	764,276
Sonic Corp.(a)	19,499	530,958
Speedway Motorsports, Inc.(a)	43,027	941,000

Total Hotels, Restaurants & Leisure		9,722,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2014

Investments	Shares	Value
Household Durables - 3.3%
Bassett Furniture Industries, Inc.	4,010	$78,235
Beazer Homes USA, Inc.*(a)	18,489	357,947
Cavco Industries, Inc.*(a)	3,187	252,633
Century Communities, Inc.*(a)	10,699	184,879
CSS Industries, Inc.	6,592	182,203
Ethan Allen Interiors, Inc.(a)	17,226	533,489
Flexsteel Industries, Inc.(a)	5,861	189,017
Hooker Furniture Corp.	6,207	106,574
Hovnanian Enterprises, Inc. Class A*	45,438	187,659
Installed Building Products, Inc.*	6,997	124,686
iRobot Corp.*(a)	10,199	354,109
KB Home(a)	60,201	996,327
La-Z-Boy, Inc.(a)	26,825	719,983
LGI Homes, Inc.*	23,341	348,248
M/I Homes, Inc.*(a)	24,845	570,441
MDC Holdings, Inc.(a)	34,516	913,638
Meritage Homes Corp.*(a)	46,321	1,667,093
NACCO Industries, Inc. Class A(a)	5,146	305,467
New Home Co., Inc. (The)*(a)	2,545	36,852
Ryland Group, Inc. (The)(a)	52,357	2,018,886
Skullcandy, Inc.*	4,982	45,785
Universal Electronics, Inc.*(a)	5,253	341,603
WCI Communities, Inc.*(a)	76,162	1,491,252
William Lyon Homes Class A*(a)	84,189	1,706,511

Total Household Durables		13,713,517

Household Products - 0.2%
Oil-Dri Corp. of America	3,485	113,716
Orchids Paper Products Co.(a)	4,018	116,964
WD-40 Co.(a)	6,228	529,878

Total Household Products		760,558

Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	22,376	608,180

Industrial Conglomerates - 0.1%
Raven Industries, Inc.(a)	16,816	420,400

Insurance - 3.9%
Ambac Financial Group, Inc.*	30,273	741,689
AMERISAFE, Inc.	12,084	511,878
Baldwin & Lyons, Inc. Class B	9,489	244,626
Citizens, Inc.*(a)	6,077	46,185
Crawford & Co. Class B(a)	28,677	294,800
Donegal Group, Inc. Class A	11,158	178,305
eHealth, Inc.*(a)	407	10,142
EMC Insurance Group, Inc.(a)	7,092	251,482
Employers Holdings, Inc.	38,880	914,069
FBL Financial Group, Inc. Class A(a)	18,197	1,055,972
Federated National Holding Co.(a)	10,594	255,951
Fidelity & Guaranty Life(a)	53,648	1,302,037
Hallmark Financial Services, Inc.*	10,232	123,705
HCI Group, Inc.(a)	12,954	560,131
Heritage Insurance Holdings, Inc.*	14,069	273,361
Horace Mann Educators Corp.(a)	30,756	1,020,484
Infinity Property & Casualty Corp.(a)	5,408	417,822
Investors Title Co.(a)	1,161	84,010
Kemper Corp.(a)	24,852	897,406
National General Holdings Corp.	48,129	895,681
National Interstate Corp.(a)	4,729	140,924
National Western Life Insurance Co. Class A	3,809	1,025,573
Navigators Group, Inc. (The)*	9,651	707,804
Phoenix Cos., Inc. (The)*	10,806	744,209
Safety Insurance Group, Inc.	9,385	600,734
Selective Insurance Group, Inc.(a)	37,318	1,013,930
State Auto Financial Corp.	19,122	424,891
Stewart Information Services Corp.(a)	11,208	415,144
United Fire Group, Inc.(a)	16,643	494,796
Universal Insurance Holdings, Inc.(a)	30,277	619,165

Total Insurance		16,266,906

Internet & Catalog Retail - 0.5%
1-800-Flowers.com, Inc. Class A*	22,415	184,700
Blue Nile, Inc.*(a)	2,947	106,122
FTD Cos., Inc.*	5,036	175,354
Nutrisystem, Inc.(a)	8,557	167,289
Orbitz Worldwide, Inc.*(a)	20,001	164,608
Overstock.com, Inc.*(a)	35,027	850,105
PetMed Express, Inc.(a)	13,724	197,214
RetailMeNot, Inc.*(a)	20,960	306,435

Total Internet & Catalog Retail		2,151,827

Internet Software & Services - 0.9%
Bankrate, Inc.*(a)	16,085	199,937
Blucora, Inc.*(a)	25,969	359,671
Constant Contact, Inc.*(a)	4,089	150,066
Cvent, Inc.*	1,290	35,914
Dice Holdings, Inc.*	17,388	174,054
Envestnet, Inc.*	2,550	125,307
Liquidity Services, Inc.*(a)	42,413	346,514
LogMeIn, Inc.*(a)	1,025	50,573
NIC, Inc.	22,836	410,820
Perficient, Inc.*	13,661	254,504
Reis, Inc.(a)	9,779	255,916
SPS Commerce, Inc.*	249	14,101
Stamps.com, Inc.*(a)	10,439	500,968
Support.com, Inc.*	9,639	20,338
TechTarget, Inc.*	2,621	29,801
Travelzoo, Inc.*(a)	11,192	141,243
WebMD Health Corp.*(a)	10,900	431,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2014

Investments	Shares	Value
XO Group, Inc.*	1,967	$35,819
Xoom Corp.*(a)	2,495	43,687
Zix Corp.*(a)	25,863	93,107

Total Internet Software & Services		3,673,435

IT Services - 2.5%
Blackhawk Network Holdings, Inc.*(a)	15,196	589,605
Cardtronics, Inc.*(a)	11,257	434,295
Cass Information Systems, Inc.(a)	5,577	296,975
Computer Task Group, Inc.	16,782	159,932
CSG Systems International, Inc.(a)	15,012	376,351
Datalink Corp.*	10,614	136,921
ExlService Holdings, Inc.*	16,327	468,748
Forrester Research, Inc.	2,682	105,564
Global Cash Access Holdings, Inc.*(a)	39,937	285,550
Hackett Group, Inc. (The)	8,698	76,455
Higher One Holdings, Inc.*(a)	48,868	205,734
Information Services Group, Inc.*(a)	18,221	76,893
Lionbridge Technologies, Inc.*(a)	30,776	176,962
ManTech International Corp. Class A	17,265	521,921
MoneyGram International, Inc.*(a)	120,745	1,097,572
NeuStar, Inc. Class A*(a)	65,161	1,811,476
Sykes Enterprises, Inc.*	22,284	523,005
TeleTech Holdings, Inc.*(a)	33,952	803,983
Unisys Corp.*(a)	70,524	2,079,048
Virtusa Corp.*(a)	10,514	438,118

Total IT Services		10,665,108

Leisure Products - 0.8%
Arctic Cat, Inc.(a)	9,966	353,793
Callaway Golf Co.(a)	12,145	93,517
Escalade, Inc.	9,415	142,072
JAKKS Pacific, Inc.*(a)	4,251	28,907
Johnson Outdoors, Inc. Class A(a)	2,692	83,990
LeapFrog Enterprises, Inc.*(a)	171,975	811,722
Nautilus, Inc.*	16,408	249,073
Smith & Wesson Holding Corp.*(a)	88,261	835,832
Sturm Ruger & Co., Inc.(a)	25,654	888,398

Total Leisure Products		3,487,304

Life Sciences Tools & Services - 0.2%
Albany Molecular Research, Inc.*(a)	2,596	42,263
Cambrex Corp.*	21,227	458,928
Luminex Corp.*(a)	12,981	243,523
pSivida Corp.*	26,956	110,789

Total Life Sciences Tools & Services		855,503

Machinery - 5.3%
Accuride Corp.*	13,586	58,963
Actuant Corp. Class A	50,985	1,388,831
Alamo Group, Inc.	8,734	423,075
Albany International Corp. Class A	17,576	667,712
Altra Industrial Motion Corp.(a)	15,440	438,342
American Railcar Industries, Inc.(a)	22,625	1,165,188
Astec Industries, Inc.(a)	10,435	410,200
Blount International, Inc.*	13,350	234,560
Briggs & Stratton Corp.(a)	26,896	549,216
Chart Industries, Inc.*(a)	26,357	901,409
CIRCOR International, Inc.	10,468	631,011
Columbus McKinnon Corp.(a)	15,521	435,209
Commercial Vehicle Group, Inc.*	7,208	48,005
Douglas Dynamics, Inc.(a)	18,686	400,441
Dynamic Materials Corp.(a)	4,983	79,828
EnPro Industries, Inc.*	4,957	311,101
ESCO Technologies, Inc.(a)	13,714	506,047
Federal Signal Corp.	52,491	810,461
Global Brass & Copper Holdings, Inc.	32,634	429,463
Gorman-Rupp Co. (The)(a)	13,195	423,823
Graham Corp.	3,800	109,326
Greenbrier Cos., Inc. (The)(a)	20,513	1,102,164
Harsco Corp.	4,259	80,453
Hurco Cos., Inc.(a)	4,150	141,474
Hyster-Yale Materials Handling, Inc.(a)	14,845	1,086,654
John Bean Technologies Corp.	10,236	336,355
Kadant, Inc.	6,933	295,970
L.B. Foster Co. Class A(a)	6,297	305,845
Lindsay Corp.(a)	6,531	559,968
Lydall, Inc.*(a)	8,653	283,991
Meritor, Inc.*(a)	89,636	1,357,985
Miller Industries, Inc.(a)	6,427	133,617
Mueller Industries, Inc.	33,034	1,127,781
Mueller Water Products, Inc. Class A	62,598	641,004
NN, Inc.	6,697	137,690
Proto Labs, Inc.*(a)	6,649	446,547
RBC Bearings, Inc.(a)	10,299	664,595
Standex International Corp.	7,711	595,752
Sun Hydraulics Corp.(a)	11,990	472,166
Tennant Co.	7,279	525,325
TriMas Corp.*(a)	26,289	822,583
Twin Disc, Inc.(a)	5,306	105,377
Wabash National Corp.*(a)	53,825	665,277

Total Machinery		22,310,784

Marine - 0.2%
International Shipholding Corp.(a)	4,267	63,578
Matson, Inc.	18,686	645,041

Total Marine		708,619

Media - 1.3%
A.H. Belo Corp. Class A(a)	21,403	222,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2014

Investments	Shares	Value
Cumulus Media, Inc. Class A*	137,942	$583,495
Entercom Communications Corp. Class A*(a)	25,276	307,356
Entravision Communications Corp. Class A(a)	262,623	1,701,797
Gray Television, Inc.*(a)	26,957	301,918
Harte-Hanks, Inc.	43,388	335,823
Journal Communications, Inc. Class A*	36,784	420,441
Martha Stewart Living Omnimedia, Inc. Class A*	6,406	27,610
Media General, Inc.*	14,411	241,096
National CineMedia, Inc.(a)	19,912	286,136
New York Times Co. (The) Class A(a)	12,246	161,892
Nexstar Broadcasting Group, Inc. Class A(a)	4,539	235,075
Salem Communications Corp. Class A	15,877	124,158
Scholastic Corp.(a)	18,174	661,897

Total Media		5,610,857

Metals & Mining - 0.8%
Ampco-Pittsburgh Corp.	2,806	54,015
Gold Resource Corp.(a)	29,824	100,805
Haynes International, Inc.(a)	1,482	71,877
Hecla Mining Co.(a)	9,811	27,373
Kaiser Aluminum Corp.(a)	10,525	751,801
Materion Corp.(a)	9,581	337,539
Olympic Steel, Inc.(a)	4,457	79,245
RTI International Metals, Inc.*(a)	12,873	325,172
Schnitzer Steel Industries, Inc. Class A(a)	2,477	55,881
SunCoke Energy, Inc.(a)	8,389	162,243
TimkenSteel Corp.	39,629	1,467,462

Total Metals & Mining		3,433,413

Oil, Gas & Consumable Fuels - 6.3%
Adams Resources & Energy, Inc.	3,302	164,935
Aemetis, Inc.*(a)	13,426	77,737
Alon USA Energy, Inc.(a)	15,029	190,417
Approach Resources, Inc.*(a)	197,314	1,260,836
Bonanza Creek Energy, Inc.*(a)	49,036	1,176,864
Callon Petroleum Co.*	32,300	176,035
Carrizo Oil & Gas, Inc.*(a)	23,088	960,461
Clayton Williams Energy, Inc.*(a)	10,079	643,040
Cloud Peak Energy, Inc.*(a)	48,928	449,159
Delek U.S. Holdings, Inc.	68,614	1,871,790
Evolution Petroleum Corp.	4,119	30,604
Gastar Exploration, Inc.*	33,378	80,441
Green Plains, Inc.(a)	66,684	1,652,430
Jones Energy, Inc. Class A*(a)	9,119	104,048
Laredo Petroleum, Inc.*(a)	186,029	1,925,400
Matador Resources Co.*(a)	56,920	1,151,492
Northern Oil and Gas, Inc.*(a)	165,032	932,431
Oasis Petroleum, Inc.*(a)	341,156	5,642,720
Panhandle Oil and Gas, Inc. Class A(a)	12,685	295,307
PDC Energy, Inc.*	21,176	873,934
PetroQuest Energy, Inc.*	81,183	303,624
Renewable Energy Group, Inc.*(a)	51,553	500,580
REX American Resources Corp.*(a)	12,776	791,729
Rex Energy Corp.*(a)	18,432	94,003
Ring Energy, Inc.*(a)	9,160	96,180
Rosetta Resources, Inc.*(a)	92,869	2,071,907
Sanchez Energy Corp.*(a)	26,631	247,402
Stone Energy Corp.*(a)	7,931	133,875
Synergy Resources Corp.*(a)	31,389	393,618
Triangle Petroleum Corp.*(a)	242,816	1,160,661
VAALCO Energy, Inc.*	114,333	521,358
W&T Offshore, Inc.(a)	21,518	157,942
Warren Resources, Inc.*(a)	219,323	353,110

Total Oil, Gas & Consumable Fuels		26,486,070

Paper & Forest Products - 1.3%
Boise Cascade Co.*(a)	23,419	870,016
Clearwater Paper Corp.*	17,460	1,196,883
Deltic Timber Corp.(a)	3,180	217,512
Mercer International, Inc.*	95,955	1,179,287
Neenah Paper, Inc.(a)	10,605	639,163
PH Glatfelter Co.	29,140	745,110
Schweitzer-Mauduit International, Inc.(a)	16,496	697,781

Total Paper & Forest Products		5,545,752

Personal Products - 0.5%
Inter Parfums, Inc.(a)	9,136	250,783
Medifast, Inc.*	7,759	260,315
Nutraceutical International Corp.*(a)	8,656	186,623
Revlon, Inc. Class A*(a)	9,522	325,272
USANA Health Sciences, Inc.*	8,438	865,654

Total Personal Products		1,888,647

Pharmaceuticals - 0.9%
ANI Pharmaceuticals, Inc.*	2,209	124,566
Depomed, Inc.*	57,561	927,308
Endocyte, Inc.*	18,528	116,541
Lannett Co., Inc.*(a)	24,281	1,041,169
Medicines Co. (The)*(a)	3,850	106,529
Phibro Animal Health Corp. Class A	5,919	186,744
POZEN, Inc.*(a)	9,583	76,664
Prestige Brands Holdings, Inc.*	17,228	598,156
Sagent Pharmaceuticals, Inc.*(a)	5,511	138,381
Sciclone Pharmaceuticals, Inc.*(a)	29,138	255,249
Sucampo Pharmaceuticals, Inc. Class A*	5,227	74,642

Total Pharmaceuticals		3,645,949

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2014

Investments	Shares	Value
Professional Services - 2.1%
Advisory Board Co. (The)*(a)	2,867	$140,426
CBIZ, Inc.*(a)	34,326	293,831
CDI Corp.(a)	7,780	137,784
CRA International, Inc.*	5,207	157,876
Exponent, Inc.	5,711	471,157
Franklin Covey Co.*	10,200	197,472
FTI Consulting, Inc.*	14,353	554,456
GP Strategies Corp.*	8,928	302,927
Heidrick & Struggles International, Inc.(a)	3,970	91,509
Huron Consulting Group, Inc.*	14,684	1,004,239
ICF International, Inc.*(a)	11,148	456,845
Insperity, Inc.(a)	9,714	329,207
Kelly Services, Inc. Class A	16,505	280,915
Kforce, Inc.(a)	10,206	246,271
Korn/Ferry International*	28,691	825,153
Mistras Group, Inc.*(a)	12,935	237,099
Navigant Consulting, Inc.*	35,917	552,044
On Assignment, Inc.*(a)	25,458	844,951
Resources Connection, Inc.	15,799	259,894
RPX Corp.*	31,530	434,483
TrueBlue, Inc.*	28,362	631,054
VSE Corp.(a)	5,309	349,863
Willdan Group, Inc.*(a)	5,722	77,190

Total Professional Services		8,876,646

Real Estate Investment Trusts (REITs) - 2.6%
Agree Realty Corp.(a)	5,582	173,544
American Assets Trust, Inc.	4,678	186,231
AmREIT, Inc.	1,672	44,375
Armada Hoffler Properties, Inc.	6,089	57,785
Associated Estates Realty Corp.(a)	44,450	1,031,684
Aviv REIT, Inc.	9,127	314,699
CareTrust REIT, Inc.(a)	791	9,753
Chambers Street Properties	31,812	256,405
Chatham Lodging Trust(a)	23,087	668,830
Chesapeake Lodging Trust	14,340	533,591
CorEnergy Infrastructure Trust, Inc.(a)	13,139	85,141
CoreSite Realty Corp.	3,171	123,828
Education Realty Trust, Inc.(a)	6,040	221,004
Empire State Realty Trust, Inc. Class A(a)	57,977	1,019,236
First Potomac Realty Trust	1,324	16,365
Franklin Street Properties Corp.	10,473	128,504
Getty Realty Corp.(a)	13,244	241,173
Government Properties Income Trust(a)	21,142	486,477
Gramercy Property Trust, Inc.(a)	69,650	480,585
Hersha Hospitality Trust	56,144	394,692
Hudson Pacific Properties, Inc.	3,945	118,587
Independence Realty Trust, Inc.(a)	3,029	28,200
Inland Real Estate Corp.	12,190	133,480
LTC Properties, Inc.	14,107	608,999
Monmouth Real Estate Investment Corp. Class A	8,891	98,423
One Liberty Properties, Inc.(a)	5,293	125,285
Potlatch Corp.(a)	19,741	826,556
QTS Realty Trust, Inc. Class A	4,046	136,917
Retail Opportunity Investments Corp.(a)	11,100	186,369
Sabra Health Care REIT, Inc.	8,757	265,950
Saul Centers, Inc.	5,567	318,377
Select Income REIT(a)	39,848	972,690
Terreno Realty Corp.	2,262	46,665
Universal Health Realty Income Trust(a)	7,455	358,735
Urstadt Biddle Properties, Inc. Class A(a)	5,699	124,694
Whitestone REIT(a)	3,718	56,179

Total Real Estate Investment Trusts (REITs)		10,880,008

Real Estate Management & Development - 1.2%
Alexander & Baldwin, Inc.	8,385	329,195
Consolidated-Tomoka Land Co.(a)	1,267	70,698
Forestar Group, Inc.*(a)	22,522	346,839
Marcus & Millichap, Inc.*	7,183	238,835
St. Joe Co. (The)*(a)	216,377	3,979,173
Tejon Ranch Co.*(a)	1,022	30,108

Total Real Estate Management & Development		4,994,848

Road & Rail - 0.8%
ArcBest Corp.	10,243	474,968
Celadon Group, Inc.	11,081	251,428
Covenant Transportation Group, Inc. Class A*	4,724	128,068
FRP Holdings, Inc.*(a)	3,173	124,413
Marten Transport Ltd.(a)	15,176	331,747
PAM Transportation Services, Inc.*	832	43,131
Quality Distribution, Inc.*	19,510	207,586
Roadrunner Transportation Systems, Inc.*	25,557	596,756
Saia, Inc.*	9,596	531,234
Universal Truckload Services, Inc.	17,656	503,373

Total Road & Rail		3,192,704

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc.*	34,913	827,438
Amkor Technology, Inc.*	259,426	1,841,925
Brooks Automation, Inc.	1,368	17,442
Cabot Microelectronics Corp.*	12,201	577,351
Cascade Microtech, Inc.*(a)	11,013	160,900
Ceva, Inc.*	2,933	53,205
Cirrus Logic, Inc.*(a)	37,897	893,232
Diodes, Inc.*	23,215	640,038
DSP Group, Inc.*	1,738	18,892
Entegris, Inc.*(a)	15,190	200,660
Integrated Silicon Solution, Inc.	10,731	177,813
Intersil Corp. Class A	38,771	561,016
IXYS Corp.(a)	8,894	112,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2014

Investments	Shares	Value
Kulicke & Soffa Industries, Inc.*	49,755	$719,457
Lattice Semiconductor Corp.*	67,187	462,918
Mattson Technology, Inc.*	25,269	85,915
Micrel, Inc.(a)	11,393	165,312
Monolithic Power Systems, Inc.	7,737	384,838
OmniVision Technologies, Inc.*	41,554	1,080,404
PDF Solutions, Inc.*	17,195	255,518
Pericom Semiconductor Corp.*	4,962	67,186
Photronics, Inc.*(a)	13,959	115,999
Power Integrations, Inc.(a)	13,249	685,503
Rambus, Inc.*(a)	7,534	83,552
Silicon Image, Inc.*	11,207	61,863
Tessera Technologies, Inc.	26,883	961,336
Ultra Clean Holdings, Inc.*	17,984	166,892
Xcerra Corp.*	15,691	143,730

Total Semiconductors & Semiconductor Equipment		11,522,399

Software - 1.2%
Advent Software, Inc.(a)	16,756	513,404
American Software, Inc. Class A	12,735	116,016
Aware, Inc.	12,589	57,154
Barracuda Networks, Inc.*	537	19,246
Comverse, Inc.*	3,532	66,331
Ebix, Inc.(a)	40,397	686,345
Ellie Mae, Inc.*(a)	3,174	127,976
EnerNOC, Inc.*(a)	14,211	219,560
Epiq Systems, Inc.	1,679	28,677
ePlus, Inc.*(a)	6,192	468,673
Glu Mobile, Inc.*	9,104	35,506
Monotype Imaging Holdings, Inc.	12,401	357,521
NetScout Systems, Inc.*(a)	17,513	639,925
Paycom Software, Inc.*	1,002	26,383
Pegasystems, Inc.(a)	15,472	321,353
Progress Software Corp.*	20,753	560,746
QAD, Inc. Class A	5,295	119,773
Qualys, Inc.*(a)	1,408	53,152
Synchronoss Technologies, Inc.*(a)	11,793	493,655
Tangoe, Inc.*(a)	1,777	23,154
TiVo, Inc.*(a)	22,097	261,628

Total Software		5,196,178

Specialty Retail - 4.3%
America’s Car-Mart, Inc.*(a)	5,072	270,743
ANN, Inc.*	21,474	783,371
Big 5 Sporting Goods Corp.(a)	14,730	215,500
Brown Shoe Co., Inc.	22,584	726,076
Build-A-Bear Workshop, Inc.*	4,093	82,269
Cato Corp. (The) Class A	14,750	622,155
Children’s Place, Inc. (The)(a)	11,215	639,255
Christopher & Banks Corp.*	32,432	185,187
Citi Trends, Inc.*	3,068	77,467
Conn’s, Inc.*(a)	61,306	1,145,809
Container Store Group, Inc. (The)*	7,546	144,355
Destination Maternity Corp.	9,578	152,769
Express, Inc.*(a)	64,722	950,766
Finish Line, Inc. (The) Class A(a)	31,712	770,919
Francesca’s Holdings Corp.*(a)	27,291	455,760
Haverty Furniture Cos., Inc.(a)	15,066	331,603
Hibbett Sports, Inc.*(a)	15,946	772,265
Kirkland’s, Inc.*(a)	7,234	171,012
Lumber Liquidators Holdings, Inc.*(a)	12,353	819,127
MarineMax, Inc.*(a)	6,216	124,631
Monro Muffler Brake, Inc.(a)	11,820	683,196
New York & Co., Inc.*	15,948	42,103
Outerwall, Inc.*(a)	15,681	1,179,525
Pep Boys-Manny Moe & Jack (The)*(a)	10,372	101,853
Pier 1 Imports, Inc.(a)	75,530	1,163,162
Rent-A-Center, Inc.(a)	28,097	1,020,483
Select Comfort Corp.*(a)	23,924	646,666
Shoe Carnival, Inc.(a)	10,068	258,647
Sonic Automotive, Inc. Class A(a)	39,105	1,057,399
Sportsman’s Warehouse Holdings, Inc.*	16,869	123,481
Stage Stores, Inc.	10,373	214,721
Stein Mart, Inc.(a)	16,636	243,218
Tile Shop Holdings, Inc.*(a)	12,825	113,886
Tilly’s, Inc. Class A*(a)	17,544	170,001
Vitamin Shoppe, Inc.*(a)	14,644	711,406
West Marine, Inc.*	1,178	15,220
Winmark Corp.(a)	2,507	217,908
Zumiez, Inc.*(a)	13,549	523,398

Total Specialty Retail		17,927,312

Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc.*(a)	12,409	427,862
Dot Hill Systems Corp.*(a)	6,225	27,515
Immersion Corp.*	49,434	468,140
Super Micro Computer, Inc.*	23,651	824,947

Total Technology Hardware, Storage & Peripherals		1,748,464

Textiles, Apparel & Luxury Goods - 0.7%
Cherokee, Inc.	4,512	87,352
Culp, Inc.	9,331	202,296
Movado Group, Inc.	19,537	554,265
Oxford Industries, Inc.	8,821	487,007
Perry Ellis International, Inc.*	2,018	52,327
Superior Uniform Group, Inc.(a)	4,391	128,964
Tumi Holdings, Inc.*(a)	26,378	625,950
Unifi, Inc.*(a)	11,609	345,136
Vera Bradley, Inc.*(a)	26,301	536,014
Vince Holding Corp.*(a)	4,761	124,452

Total Textiles, Apparel & Luxury Goods		3,143,763

Thrifts & Mortgage Finance - 2.8%
Astoria Financial Corp.(a)	62,089	829,509
Bank Mutual Corp.(a)	19,758	135,540
BankFinancial Corp.	6,172	73,200
BBX Capital Corp. Class A*	28,287	465,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2014

Investments	Shares	Value
Beneficial Mutual Bancorp, Inc.*(a)	12,852	$157,694
Berkshire Hills Bancorp, Inc.	12,287	327,572
BofI Holding, Inc.*(a)	7,443	579,140
Brookline Bancorp, Inc.(a)	37,004	371,150
Capitol Federal Financial, Inc.	57,304	732,345
Clifton Bancorp, Inc.	4,550	61,835
Dime Community Bancshares, Inc.(a)	26,644	433,764
Federal Agricultural Mortgage Corp. Class C	15,806	479,554
First Defiance Financial Corp.(a)	6,979	237,705
First Financial Northwest, Inc.	9,653	116,222
Flagstar Bancorp, Inc.*	46,055	724,445
Fox Chase Bancorp, Inc.	4,296	71,614
Franklin Financial Corp.*(a)	5,721	121,171
Home Bancorp, Inc.	3,544	81,299
HomeStreet, Inc.	9,237	160,816
Kearny Financial Corp.*(a)	7,196	98,945
Ladder Capital Corp. Class A*	29,853	585,417
Meridian Bancorp, Inc.*(a)	17,120	192,087
Meta Financial Group, Inc.(a)	4,200	147,168
Northfield Bancorp, Inc.(a)	13,617	201,532
Northwest Bancshares, Inc.(a)	49,603	621,526
OceanFirst Financial Corp.	9,920	170,029
Oritani Financial Corp.(a)	26,571	409,194
PennyMac Financial Services, Inc. Class A*(a)	19,221	332,523
Provident Financial Services, Inc.(a)	37,813	682,903
Territorial Bancorp, Inc.	6,328	136,368
TrustCo Bank Corp.(a)	59,493	431,919
United Community Financial Corp.(a)	91,017	488,761
United Financial Bancorp, Inc.	5,223	75,002
Walker & Dunlop, Inc.*	26,658	467,581
Waterstone Financial, Inc.	9,236	121,453
WSFS Financial Corp.(a)	6,729	517,393

Total Thrifts & Mortgage Finance		11,839,697

Tobacco - 0.2%
Universal Corp.(a)	19,166	842,921

Trading Companies & Distributors - 1.5%
Aceto Corp.	12,055	261,594
Beacon Roofing Supply, Inc.*	21,781	605,512
CAI International, Inc.*(a)	29,654	687,973
DXP Enterprises, Inc.*(a)	14,478	731,573
H&E Equipment Services, Inc.(a)	22,029	618,795
Houston Wire & Cable Co.(a)	13,292	158,839
Kaman Corp.(a)	14,238	570,801
Rush Enterprises, Inc. Class A*(a)	23,836	763,944
Stock Building Supply Holdings, Inc.*(a)	7,159	109,676
TAL International Group, Inc.*	34,290	1,494,015
Willis Lease Finance Corp.*	7,163	156,870

Total Trading Companies & Distributors		6,159,592

Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings, Inc.*(a)	82,142	1,148,345

Water Utilities - 0.7%
American States Water Co.(a)	19,526	735,349
Artesian Resources Corp. Class A(a)	4,752	107,348
California Water Service Group(a)	30,484	750,211
Connecticut Water Service, Inc.(a)	7,339	266,333
Middlesex Water Co.(a)	9,470	218,378
SJW Corp.	19,325	620,719
York Water Co.(a)	5,868	136,196

Total Water Utilities		2,834,534

Wireless Telecommunication Services - 0.2%
NTELOS Holdings Corp.(a)	5,298	22,199
Shenandoah Telecommunications Co.(a)	12,120	378,750
Spok Holdings, Inc.	15,096	262,066

Total Wireless Telecommunication Services		663,015

Total United States		419,040,973

TOTAL COMMON STOCKS (Cost: $396,425,672)		420,642,085

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree MidCap Earnings Fund(b) (Cost: $233)	3	278

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 29.9%

United States - 29.9%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $126,122,300)(d)	126,122,300	126,122,300

TOTAL INVESTMENTS IN SECURITIES - 129.8% (Cost: $522,548,205)		546,764,663
Liabilities in Excess of Cash and Other Assets - (29.8)%		(125,502,232)

NET ASSETS - 100.0%		$421,262,431

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $123,494,236 and the total market value of the collateral held by the Fund was $126,764,345. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $642,045.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 2.6%
Alliant Techsystems, Inc.	495	$57,544
American Science & Engineering, Inc.	1,095	56,831
Boeing Co. (The)(a)	23,532	3,058,689
Curtiss-Wright Corp.	423	29,860
Exelis, Inc.	6,555	114,909
General Dynamics Corp.	8,278	1,139,218
Honeywell International, Inc.	23,061	2,304,255
Huntington Ingalls Industries, Inc.	1,078	121,232
L-3 Communications Holdings, Inc.	2,374	299,623
Lockheed Martin Corp.	13,956	2,687,507
Northrop Grumman Corp.	5,520	813,593
Raytheon Co.	9,718	1,051,196
Rockwell Collins, Inc.	2,621	221,422
Textron, Inc.	1,268	53,395
United Technologies Corp.	26,123	3,004,145

Total Aerospace & Defense		15,013,419

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.(a)	3,808	285,181
Expeditors International of Washington, Inc.	3,905	174,202
FedEx Corp.	1,781	309,289
United Parcel Service, Inc. Class B	23,155	2,574,141

Total Air Freight & Logistics		3,342,813

Airlines - 0.2%
Alaska Air Group, Inc.	1,590	95,019
American Airlines Group, Inc.	7,718	413,916
Delta Air Lines, Inc.	8,654	425,690
Southwest Airlines Co.	5,430	229,798

Total Airlines		1,164,423

Auto Components - 0.3%
BorgWarner, Inc.	3,315	182,159
Cooper Tire & Rubber Co.	1,961	67,949
Dana Holding Corp.	2,520	54,785
Gentex Corp.	3,718	134,331
Goodyear Tire & Rubber Co. (The)	4,191	119,737
Johnson Controls, Inc.	20,459	988,988
Lear Corp.	1,065	104,455

Total Auto Components		1,652,404

Automobiles - 1.0%
Ford Motor Co.	171,087	2,651,849
General Motors Co.	83,265	2,906,781
Harley-Davidson, Inc.	4,873	321,179
Thor Industries, Inc.	1,701	95,035

Total Automobiles		5,974,844

Banks - 6.2%
1st Source Corp.(a)	2,014	69,100
Arrow Financial Corp.	2,832	77,852
Associated Banc-Corp.(a)	5,237	97,565
Banc of California, Inc.	6,975	80,003
BancorpSouth, Inc.	2,818	63,433
Bank of America Corp.	167,875	3,003,284
Bank of Hawaii Corp.(a)	1,902	112,808
Bank of the Ozarks, Inc.(a)	1,854	70,304
BankUnited, Inc.	4,300	124,571
BB&T Corp.	24,573	955,644
BOK Financial Corp.(a)	2,426	145,657
Cathay General Bancorp	2,819	72,138
Chemical Financial Corp.	2,032	62,260
CIT Group, Inc.	3,069	146,790
Citigroup, Inc.	3,541	191,603
City Holding Co.(a)	1,251	58,209
City National Corp.	1,251	101,093
Comerica, Inc.	4,328	202,724
Commerce Bancshares, Inc.(a)	2,588	112,552
Community Bank System, Inc.(a)	2,324	88,614
Community Trust Bancorp, Inc.	1,695	62,054
Cullen/Frost Bankers, Inc.	2,112	149,192
CVB Financial Corp.(a)	5,810	93,076
East West Bancorp, Inc.	3,353	129,795
Fifth Third Bancorp	28,975	590,366
First Commonwealth Financial Corp.	9,791	90,273
First Financial Bancorp	5,428	100,907
First Financial Bankshares, Inc.(a)	2,762	82,529
First Financial Corp.(a)	1,875	66,787
First Horizon National Corp.	5,446	73,957
First Niagara Financial Group, Inc.	19,115	161,139
First Republic Bank	1,977	103,041
FirstMerit Corp.	8,374	158,185
Flushing Financial Corp.(a)	2,302	46,662
FNB Corp.	9,726	129,550
Fulton Financial Corp.	6,361	78,622
Glacier Bancorp, Inc.	2,883	80,061
Hancock Holding Co.	3,416	104,871
Hudson Valley Holding Corp.	2,086	56,656
Huntington Bancshares, Inc.	24,608	258,876
Iberiabank Corp.	1,213	78,663
Independent Bank Corp.	2,063	88,317
Investors Bancorp, Inc.	8,127	91,226
JPMorgan Chase & Co.	135,491	8,479,027
KeyCorp	22,541	313,320
M&T Bank Corp.(a)	4,160	522,579
MB Financial, Inc.(a)	2,188	71,898
National Penn Bancshares, Inc.	9,092	95,693
NBT Bancorp, Inc.(a)	3,825	100,483
Old National Bancorp	6,789	101,020
PacWest Bancorp	6,013	273,351
Park National Corp.	1,568	138,737
Penns Woods Bancorp, Inc.(a)	1,245	61,329
PNC Financial Services Group, Inc. (The)	15,554	1,418,991
Prosperity Bancshares, Inc.	2,062	114,152
Regions Financial Corp.	36,594	386,433
Renasant Corp.	2,026	58,612
S&T Bancorp, Inc.(a)	2,451	73,064
Stock Yards Bancorp, Inc.(a)	1,700	56,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2014

Investments	Shares	Value
SunTrust Banks, Inc.	13,734	$575,455
Susquehanna Bancshares, Inc.	7,258	97,475
Synovus Financial Corp.	3,214	87,067
TCF Financial Corp.	3,519	55,917
Tompkins Financial Corp.(a)	1,644	90,913
Trustmark Corp.(a)	5,066	124,320
U.S. Bancorp	54,328	2,442,044
UMB Financial Corp.(a)	1,066	60,645
Umpqua Holdings Corp.	10,713	182,228
United Bankshares, Inc.(a)	3,392	127,030
Univest Corp. of Pennsylvania	3,365	68,108
Valley National Bancorp(a)	18,189	176,615
Washington Trust Bancorp, Inc.(a)	2,109	84,740
Webster Financial Corp.	3,578	116,392
Wells Fargo & Co.	184,078	10,091,156
WesBanco, Inc.(a)	2,655	92,394
Westamerica Bancorp(a)	2,119	103,873
Zions Bancorp(a)	1,522	43,392

Total Banks		35,596,140

Beverages - 2.5%
Brown-Forman Corp. Class A	2,044	179,381
Brown-Forman Corp. Class B	2,132	187,275
Coca-Cola Co. (The)	178,347	7,529,810
Coca-Cola Enterprises, Inc.	7,485	330,987
Dr. Pepper Snapple Group, Inc.	6,213	445,348
Molson Coors Brewing Co. Class B	4,583	341,525
PepsiCo, Inc.	56,317	5,325,336

Total Beverages		14,339,662

Biotechnology - 0.5%
Amgen, Inc.	15,414	2,455,296
PDL BioPharma, Inc.(a)	17,930	138,240

Total Biotechnology		2,593,536

Building Products - 0.1%
A.O. Smith Corp.	1,484	83,712
Fortune Brands Home & Security, Inc.	2,127	96,289
Lennox International, Inc.	1,071	101,820
Masco Corp.	7,106	179,071
Owens Corning	3,413	122,220
Simpson Manufacturing Co., Inc.	1,806	62,488

Total Building Products		645,600

Capital Markets - 1.9%
Ameriprise Financial, Inc.	4,694	620,781
Arlington Asset Investment Corp. Class A(a)	4,806	127,888
Artisan Partners Asset Management, Inc. Class A(a)	2,134	107,831
Bank of New York Mellon Corp. (The)	26,300	1,066,991
BGC Partners, Inc. Class A	18,017	164,856
BlackRock, Inc.	5,084	1,817,835
Charles Schwab Corp. (The)	15,425	465,681
Cohen & Steers, Inc.(a)	1,867	78,563
Eaton Vance Corp.	4,215	172,520
Evercore Partners, Inc. Class A	1,367	71,590
Federated Investors, Inc. Class B(a)	4,552	149,897
Franklin Resources, Inc.(a)	7,718	427,346
FXCM, Inc. Class A	2,670	44,242
Goldman Sachs Group, Inc. (The)	7,543	1,462,060
Greenhill & Co., Inc.(a)	2,348	102,373
Janus Capital Group, Inc.(a)	6,804	109,748
Legg Mason, Inc.	2,198	117,307
LPL Financial Holdings, Inc.	3,171	141,268
Morgan Stanley	29,470	1,143,436
Northern Trust Corp.	6,178	416,397
NorthStar Asset Management Group, Inc.	5,291	119,418
Raymond James Financial, Inc.	2,725	156,115
SEI Investments Co.	2,936	117,557
State Street Corp.	9,028	708,698
T. Rowe Price Group, Inc.	7,472	641,546
TD Ameritrade Holding Corp.	12,561	449,433
Waddell & Reed Financial, Inc. Class A	3,607	179,701

Total Capital Markets		11,181,078

Chemicals - 2.5%
A. Schulman, Inc.	1,962	79,520
Air Products & Chemicals, Inc.	6,542	943,553
Airgas, Inc.	1,992	229,439
Albemarle Corp.(a)	2,191	131,745
Ashland, Inc.	1,184	141,796
Axiall Corp.	1,419	60,265
Cabot Corp.	2,561	112,325
Celanese Corp. Series A	3,625	217,355
CF Industries Holdings, Inc.	1,613	439,607
Cytec Industries, Inc.	1,300	60,021
Dow Chemical Co. (The)	61,868	2,821,799
E.I. du Pont de Nemours & Co.	33,519	2,478,395
Eastman Chemical Co.	3,966	300,861
Ecolab, Inc.	4,400	459,888
FMC Corp.	2,035	116,056
FutureFuel Corp.	4,174	54,345
H.B. Fuller Co.	1,128	50,230
Huntsman Corp.(a)	7,316	166,658
Innophos Holdings, Inc.	1,581	92,409
International Flavors & Fragrances, Inc.	2,203	223,296
Koppers Holdings, Inc.	2,281	59,260
Kronos Worldwide, Inc.(a)	9,243	120,344
Monsanto Co.	10,902	1,302,462
Mosaic Co. (The)	10,204	465,813
NewMarket Corp.(a)	275	110,971
Olin Corp.(a)	4,810	109,524
PolyOne Corp.(a)	1,416	53,681
PPG Industries, Inc.	2,333	539,273
Praxair, Inc.	8,185	1,060,449
Rockwood Holdings, Inc.	2,274	179,191
RPM International, Inc.	4,015	203,601
Scotts Miracle-Gro Co. (The) Class A	2,595	161,720
Sensient Technologies Corp.	1,506	90,872
Sherwin-Williams Co. (The)	1,223	321,698

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2014

Investments	Shares	Value
Sigma-Aldrich Corp.	1,192	$163,626
Valhi, Inc.(a)	6,966	44,652
Valspar Corp. (The)(a)	1,576	136,292
Westlake Chemical Corp.	2,304	140,751

Total Chemicals		14,443,743

Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	3,186	91,279
ADT Corp. (The)(a)	6,137	222,343
Brady Corp. Class A	2,972	81,254
Cintas Corp.	2,088	163,783
Civeo Corp.	10,387	42,691
Courier Corp.	2,868	42,790
Covanta Holding Corp.	7,714	169,785
Deluxe Corp.(a)	1,755	109,249
Ennis, Inc.	4,244	57,167
Healthcare Services Group, Inc.(a)	3,097	95,790
Herman Miller, Inc.	1,693	49,825
HNI Corp.(a)	1,998	102,018
KAR Auction Services, Inc.	6,008	208,177
Knoll, Inc.	3,822	80,912
McGrath RentCorp	1,703	61,070
Mobile Mini, Inc.	1,672	67,733
MSA Safety, Inc.(a)	1,369	72,680
Pitney Bowes, Inc.	8,616	209,972
Quad/Graphics, Inc.	2,908	66,768
R.R. Donnelley & Sons Co.(a)	17,651	296,625
Republic Services, Inc.	13,275	534,319
Rollins, Inc.(a)	3,463	114,625
Steelcase, Inc. Class A	3,444	61,820
U.S. Ecology, Inc.(a)	910	36,509
United Stationers, Inc.(a)	1,231	51,899
Waste Connections, Inc.	1,955	86,000
Waste Management, Inc.	18,307	939,515
West Corp.(a)	4,040	133,320

Total Commercial Services & Supplies		4,249,918

Communications Equipment - 1.9%
Brocade Communications Systems, Inc.	7,515	88,978
Cisco Systems, Inc.	197,452	5,492,127
Comtech Telecommunications Corp.	937	29,534
Harris Corp.	3,721	267,242
InterDigital, Inc.(a)	773	40,892
Juniper Networks, Inc.	11,045	246,524
Motorola Solutions, Inc.	7,285	488,678
Plantronics, Inc.	1,025	54,346
QUALCOMM, Inc.	53,842	4,002,076

Total Communications Equipment		10,710,397

Construction & Engineering - 0.1%
Fluor Corp.	3,336	202,262
KBR, Inc.	5,209	88,292

Total Construction & Engineering		290,554

Construction Materials - 0.0%
Eagle Materials, Inc.	698	53,069
Martin Marietta Materials, Inc.(a)	1,443	159,192
Vulcan Materials Co.	921	60,537

Total Construction Materials		272,798

Consumer Finance - 0.7%
American Express Co.	16,079	1,495,990
Capital One Financial Corp.	11,338	935,952
Discover Financial Services	9,772	639,968
Navient Corp.	15,532	335,647
Nelnet, Inc. Class A	703	32,570
Santander Consumer USA Holdings, Inc.	16,446	322,506

Total Consumer Finance		3,762,633

Containers & Packaging - 0.3%
AptarGroup, Inc.(a)	1,814	121,248
Avery Dennison Corp.	3,283	170,322
Ball Corp.	1,582	107,845
Bemis Co., Inc.	3,873	175,098
Greif, Inc. Class A	646	30,511
Greif, Inc. Class B	2,202	108,470
MeadWestvaco Corp.	5,377	238,685
Packaging Corp. of America	2,871	224,081
Rock-Tenn Co. Class A	2,513	153,243
Sealed Air Corp.	3,855	163,568
Silgan Holdings, Inc.	1,218	65,285
Sonoco Products Co.	4,192	183,190

Total Containers & Packaging		1,741,546

Distributors - 0.1%
Genuine Parts Co.(a)	4,738	504,929
Pool Corp.(a)	1,277	81,013

Total Distributors		585,942

Diversified Consumer Services - 0.1%
Collectors Universe, Inc.	1,427	29,767
DeVry Education Group, Inc.	1,188	56,394
Graham Holdings Co. Class B	107	92,417
H&R Block, Inc.	9,432	317,670
Service Corp. International	4,944	112,229
Sotheby’s(a)	1,052	45,425

Total Diversified Consumer Services		653,902

Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	1,847	117,137
CME Group, Inc.	9,998	886,322
Intercontinental Exchange, Inc.	1,797	394,064
Leucadia National Corp.	6,205	139,116
MarketAxess Holdings, Inc.	656	47,042
McGraw Hill Financial, Inc.	5,249	467,056
Moody’s Corp.	3,590	343,958
MSCI, Inc.	2,652	125,811
NASDAQ OMX Group, Inc. (The)	3,145	150,834

Total Diversified Financial Services		2,671,340

Diversified Telecommunication Services - 5.1%
AT&T, Inc.	403,951	13,568,714
Atlantic Tele-Network, Inc.(a)	475	32,105
CenturyLink, Inc.	44,458	1,759,647
Cogent Communications Holdings, Inc.	2,615	92,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2014

Investments	Shares	Value
Consolidated Communications Holdings, Inc.(a)	5,342	$148,668
Frontier Communications Corp.(a)	88,092	587,574
Verizon Communications, Inc.	272,809	12,762,005
Windstream Holdings, Inc.	94,567	779,232

Total Diversified Telecommunication Services		29,730,490

Electric Utilities - 3.3%
ALLETE, Inc.(a)	2,969	163,711
American Electric Power Co., Inc.	23,801	1,445,197
Cleco Corp.	2,466	134,496
Duke Energy Corp.	36,768	3,071,599
Edison International	9,934	650,478
El Paso Electric Co.	2,962	118,658
Empire District Electric Co. (The)	3,938	117,116
Entergy Corp.	9,044	791,169
Exelon Corp.	40,383	1,497,402
FirstEnergy Corp.	21,486	837,739
Great Plains Energy, Inc.	7,441	211,399
Hawaiian Electric Industries, Inc.	5,732	191,907
IDACORP, Inc.(a)	2,528	167,328
ITC Holdings Corp.	4,164	168,350
MGE Energy, Inc.	1,989	90,718
NextEra Energy, Inc.	17,069	1,814,264
Northeast Utilities(a)	12,950	693,084
NRG Yield, Inc. Class A(a)	1,790	84,381
OGE Energy Corp.	7,402	262,623
Otter Tail Corp.	3,231	100,032
Pepco Holdings, Inc.	13,878	373,735
Pinnacle West Capital Corp.	5,501	375,773
PNM Resources, Inc.	3,534	104,712
Portland General Electric Co.(a)	3,810	144,132
PPL Corp.	37,646	1,367,679
Southern Co. (The)	53,094	2,607,446
UIL Holdings Corp.(a)	3,693	160,793
Westar Energy, Inc.(a)	6,166	254,286
Xcel Energy, Inc.	23,240	834,781

Total Electric Utilities		18,834,988

Electrical Equipment - 0.5%
AMETEK, Inc.	2,590	136,312
Babcock & Wilcox Co. (The)	2,204	66,781
Emerson Electric Co.	30,722	1,896,469
EnerSys(a)	1,075	66,349
General Cable Corp.	4,923	73,353
Hubbell, Inc. Class B	1,849	197,529
Regal-Beloit Corp.	979	73,621
Rockwell Automation, Inc.	4,603	511,853

Total Electrical Equipment		3,022,267

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	4,144	222,989
Avnet, Inc.	2,768	119,079
AVX Corp.	6,948	97,272
CDW Corp.	2,022	71,114
Corning, Inc.	34,507	791,245
Electro Rent Corp.	3,462	48,606
FEI Co.	756	68,305
FLIR Systems, Inc.	2,673	86,365
Jabil Circuit, Inc.	4,822	105,264
MTS Systems Corp.	1,104	82,833
National Instruments Corp.	3,232	100,483

Total Electronic Equipment, Instruments & Components		1,793,555

Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	7,449	417,665
Bristow Group, Inc.	1,252	82,369
CARBO Ceramics, Inc.(a)	1,431	57,312
Diamond Offshore Drilling, Inc.(a)	19,478	715,037
Gulfmark Offshore, Inc. Class A(a)	2,739	66,886
Halliburton Co.	21,954	863,451
Helmerich & Payne, Inc.(a)	6,565	442,612
National Oilwell Varco, Inc.	17,768	1,164,337
Oceaneering International, Inc.	2,644	155,494
Patterson-UTI Energy, Inc.	6,014	99,772
RPC, Inc.(a)	10,963	142,958
Superior Energy Services, Inc.	4,086	82,333
Tidewater, Inc.(a)	2,714	87,961
U.S. Silica Holdings, Inc.(a)	1,537	39,486

Total Energy Equipment & Services		4,417,673

Food & Staples Retailing - 2.6%
Casey’s General Stores, Inc.	608	54,914
Costco Wholesale Corp.	6,180	876,015
CVS Health Corp.	19,196	1,848,767
Kroger Co. (The)	8,120	521,385
Safeway, Inc.	8,331	292,585
Sysco Corp.	24,181	959,744
Wal-Mart Stores, Inc.	100,562	8,636,264
Walgreens Boots Alliance, Inc.	23,449	1,786,814
Weis Markets, Inc.(a)	1,420	67,904
Whole Foods Market, Inc.	5,349	269,697

Total Food & Staples Retailing		15,314,089

Food Products - 1.8%
Archer-Daniels-Midland Co.	16,980	882,960
B&G Foods, Inc.(a)	4,025	120,348
Campbell Soup Co.(a)	12,473	548,812
ConAgra Foods, Inc.	15,700	569,596
Dean Foods Co.(a)	3,051	59,128
Flowers Foods, Inc.	8,159	156,571
General Mills, Inc.	25,587	1,364,555
Hershey Co. (The)(a)	4,769	495,642
Hormel Foods Corp.	5,858	305,202
Ingredion, Inc.	2,086	176,976
J.M. Smucker Co. (The)	3,403	343,635
Kellogg Co.	14,295	935,465
Keurig Green Mountain, Inc.	1,878	248,638
Kraft Foods Group, Inc.	29,639	1,857,180
Lancaster Colony Corp.(a)	927	86,804
McCormick & Co., Inc. Non-Voting Shares(a)	3,275	243,332
Mead Johnson Nutrition Co.	4,283	430,613
Mondelez International, Inc. Class A	37,183	1,350,672
Pinnacle Foods, Inc.	4,353	153,661
Sanderson Farms, Inc.(a)	360	30,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2014

Investments	Shares	Value
Snyder’s-Lance, Inc.	2,965	$90,581
Tyson Foods, Inc. Class A	4,155	166,574

Total Food Products		10,617,194

Gas Utilities - 0.3%
AGL Resources, Inc.	5,912	322,263
Atmos Energy Corp.	3,876	216,048
Laclede Group, Inc. (The)(a)	2,111	112,305
National Fuel Gas Co.(a)	2,467	171,531
New Jersey Resources Corp.	1,653	101,164
Northwest Natural Gas Co.(a)	2,367	118,113
ONE Gas, Inc.	1,983	81,739
Piedmont Natural Gas Co., Inc.	3,563	140,418
Questar Corp.	7,730	195,415
South Jersey Industries, Inc.	1,677	98,826
Southwest Gas Corp.	1,579	97,598
UGI Corp.	5,682	215,802
WGL Holdings, Inc.(a)	2,565	140,100

Total Gas Utilities		2,011,322

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	41,304	1,859,506
Baxter International, Inc.	21,096	1,546,126
Becton, Dickinson and Co.(a)	4,187	582,663
C.R. Bard, Inc.	482	80,311
CONMED Corp.	1,743	78,365
DENTSPLY International, Inc.	1,082	57,638
Hill-Rom Holdings, Inc.	1,367	62,363
Medtronic, Inc.	22,582	1,630,420
Meridian Bioscience, Inc.(a)	4,627	76,160
ResMed, Inc.(a)	4,136	231,864
St. Jude Medical, Inc.	6,290	409,039
STERIS Corp.	1,241	80,479
Stryker Corp.	6,837	644,934
Teleflex, Inc.(a)	816	93,693
West Pharmaceutical Services, Inc.	1,048	55,796
Zimmer Holdings, Inc.	1,776	201,434

Total Health Care Equipment & Supplies		7,690,791

Health Care Providers & Services - 1.0%
Aetna, Inc.	5,479	486,700
AmerisourceBergen Corp.	3,881	349,911
Anthem, Inc.	5,243	658,888
Cardinal Health, Inc.	7,724	623,559
HealthSouth Corp.	2,743	105,496
Humana, Inc.	1,635	234,835
Kindred Healthcare, Inc.	2,671	48,559
Landauer, Inc.(a)	1,393	47,557
McKesson Corp.	1,505	312,408
National Healthcare Corp.(a)	1,216	76,413
Omnicare, Inc.	1,352	98,601
Owens & Minor, Inc.(a)	2,365	83,035
Patterson Cos., Inc.(a)	2,620	126,022
Quest Diagnostics, Inc.(a)	3,808	255,364
Select Medical Holdings Corp.	6,678	96,163
UnitedHealth Group, Inc.	19,842	2,005,828

Total Health Care Providers & Services		5,609,339

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.(a)	1,335	81,101
Quality Systems, Inc.	5,287	82,425

Total Health Care Technology		163,526

Hotels, Restaurants & Leisure - 2.3%
Aramark	4,113	128,120
Bob Evans Farms, Inc.(a)	1,392	71,243
Brinker International, Inc.(a)	2,203	129,294
Cheesecake Factory, Inc. (The)	1,240	62,384
Choice Hotels International, Inc.(a)	1,382	77,420
Cracker Barrel Old Country Store, Inc.(a)	1,122	157,933
Darden Restaurants, Inc.(a)	7,157	419,615
DineEquity, Inc.	954	98,873
Domino’s Pizza, Inc.	907	85,412
Dunkin’ Brands Group, Inc.(a)	2,943	125,519
International Game Technology	8,764	151,179
Las Vegas Sands Corp.	39,644	2,305,695
Marriott International, Inc. Class A(a)	4,241	330,925
McDonald’s Corp.	49,653	4,652,486
SeaWorld Entertainment, Inc.	6,489	116,153
Six Flags Entertainment Corp.(a)	6,141	264,984
Speedway Motorsports, Inc.	3,437	75,167
Starbucks Corp.	15,726	1,290,318
Starwood Hotels & Resorts Worldwide, Inc.	4,439	359,870
Texas Roadhouse, Inc.	2,504	84,535
Vail Resorts, Inc.	1,111	101,245
Wendy’s Co. (The)(a)	13,958	126,041
Wyndham Worldwide Corp.	2,844	243,901
Wynn Resorts Ltd.(a)	5,447	810,296
Yum! Brands, Inc.	13,340	971,819

Total Hotels, Restaurants & Leisure		13,240,427

Household Durables - 0.3%
D.R. Horton, Inc.	5,771	145,949
Harman International Industries, Inc.	1,437	153,342
Leggett & Platt, Inc.(a)	5,677	241,897
Lennar Corp. Class A(a)	1,670	74,833
MDC Holdings, Inc.(a)	3,099	82,031
NACCO Industries, Inc. Class A	807	47,903
Newell Rubbermaid, Inc.	7,579	288,684
PulteGroup, Inc.	8,818	189,234
Ryland Group, Inc. (The)	1,369	52,789
Tupperware Brands Corp.(a)	2,825	177,975
Whirlpool Corp.	1,742	337,495

Total Household Durables		1,792,132

Household Products - 2.5%
Church & Dwight Co., Inc.	3,050	240,370
Clorox Co. (The)(a)	4,999	520,946
Colgate-Palmolive Co.	25,877	1,790,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2014

Investments	Shares	Value
Energizer Holdings, Inc.	1,359	$174,713
Kimberly-Clark Corp.	14,969	1,729,518
Procter & Gamble Co. (The)	105,523	9,612,090
Spectrum Brands Holdings, Inc.	1,122	107,353
WD-40 Co.	800	68,064

Total Household Products		14,243,484

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.(a)	14,815	204,002
NRG Energy, Inc.	9,561	257,669
Pattern Energy Group, Inc.	3,821	94,226

Total Independent Power and Renewable Electricity Producers		555,897

Industrial Conglomerates - 2.8%
3M Co.	18,951	3,114,028
Carlisle Cos., Inc.	1,232	111,176
Danaher Corp.	4,627	396,580
General Electric Co.	482,658	12,196,768
Roper Industries, Inc.	656	102,565

Total Industrial Conglomerates		15,921,117

Insurance - 2.7%
Aflac, Inc.	16,267	993,751
Allstate Corp. (The)	9,401	660,420
American Financial Group, Inc.	1,968	119,497
American International Group, Inc.	17,733	993,225
American National Insurance Co.	1,291	147,510
AmTrust Financial Services, Inc.(a)	1,906	107,212
Arthur J. Gallagher & Co.	6,325	297,781
Assurant, Inc.	1,672	114,415
Baldwin & Lyons, Inc. Class B	2,849	73,447
Brown & Brown, Inc.	3,105	102,185
Chubb Corp. (The)	5,892	609,645
Cincinnati Financial Corp.(a)	7,459	386,600
CNA Financial Corp.	8,306	321,525
CNO Financial Group, Inc.	4,936	84,998
Donegal Group, Inc. Class A	4,566	72,965
Erie Indemnity Co. Class A	1,735	157,486
First American Financial Corp.(a)	3,996	135,464
FNF Group	8,609	296,580
Hanover Insurance Group, Inc. (The)	1,268	90,434
Hartford Financial Services Group, Inc. (The)	10,907	454,713
HCC Insurance Holdings, Inc.	3,030	162,166
Horace Mann Educators Corp.	2,309	76,613
Infinity Property & Casualty Corp.	831	64,203
Kemper Corp.(a)	2,207	79,695
Lincoln National Corp.	5,381	310,322
Loews Corp.	3,434	144,297
Marsh & McLennan Cos., Inc.	14,734	843,374
Mercury General Corp.(a)	3,282	185,991
MetLife, Inc.	40,829	2,208,441
Old Republic International Corp.	18,024	263,691
Principal Financial Group, Inc.	10,589	549,993
ProAssurance Corp.	1,685	76,078
Progressive Corp. (The)	14,261	384,904
Protective Life Corp.	2,023	140,902
Prudential Financial, Inc.	16,560	1,498,017
Reinsurance Group of America, Inc.	1,727	151,320
RLI Corp.(a)	1,644	81,214
Safety Insurance Group, Inc.	1,719	110,033
Selective Insurance Group, Inc.	2,642	71,783
StanCorp Financial Group, Inc.	1,276	89,141
State Auto Financial Corp.(a)	3,227	71,704
Symetra Financial Corp.	4,960	114,328
Torchmark Corp.	1,646	89,164
Travelers Cos., Inc. (The)	9,262	980,383
United Fire Group, Inc.	1,410	41,919
Universal Insurance Holdings, Inc.(a)	2,135	43,661
Unum Group	7,003	244,265
W.R. Berkley Corp.	1,140	58,436

Total Insurance		15,355,891

Internet & Catalog Retail - 0.1%
Expedia, Inc.	1,411	120,443
HSN, Inc.	1,505	114,380
Nutrisystem, Inc.	3,464	67,721

Total Internet & Catalog Retail		302,544

Internet Software & Services - 0.0%
IAC/InterActiveCorp	2,594	157,689
j2 Global, Inc.(a)	1,585	98,270

Total Internet Software & Services		255,959

IT Services - 2.2%
Automatic Data Processing, Inc.	15,951	1,329,835
Booz Allen Hamilton Holding Corp.	3,666	97,259
Broadridge Financial Solutions, Inc.	4,561	210,627
Computer Sciences Corp.	3,242	204,408
DST Systems, Inc.	739	69,577
Fidelity National Information Services, Inc.	6,446	400,941
International Business Machines Corp.	38,035	6,102,335
Jack Henry & Associates, Inc.	1,851	115,021
Leidos Holdings, Inc.	3,655	159,066
MasterCard, Inc. Class A	7,985	687,988
Paychex, Inc.	16,353	755,018
Sabre Corp.(a)	6,800	137,836
Science Applications International Corp.	1,723	85,340
Total System Services, Inc.	3,709	125,958
Visa, Inc. Class A	5,073	1,330,140
Western Union Co. (The)(a)	20,826	372,994
Xerox Corp.	29,107	403,423

Total IT Services		12,587,766

Leisure Products - 0.2%
Brunswick Corp.(a)	1,362	69,816
Hasbro, Inc.(a)	5,723	314,708

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2014

Investments	Shares	Value
Mattel, Inc.	22,581	$698,769
Polaris Industries, Inc.(a)	1,253	189,504
Sturm Ruger & Co., Inc.	1,063	36,811

Total Leisure Products		1,309,608

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	4,719	193,196
Bio-Techne Corp.	914	84,454
Thermo Fisher Scientific, Inc.	2,671	334,649

Total Life Sciences Tools & Services		612,299

Machinery - 1.8%
AGCO Corp.(a)	1,770	80,004
Albany International Corp. Class A	1,029	39,092
Allison Transmission Holdings, Inc.	5,027	170,415
Briggs & Stratton Corp.(a)	2,591	52,908
Caterpillar, Inc.	25,938	2,374,105
CLARCOR, Inc.(a)	1,082	72,104
Crane Co.	2,140	125,618
Cummins, Inc.	5,520	795,818
Deere & Co.(a)	13,585	1,201,865
Donaldson Co., Inc.(a)	3,563	137,639
Dover Corp.(a)	5,291	379,471
Flowserve Corp.	2,289	136,951
Graco, Inc.	1,424	114,176
Harsco Corp.(a)	6,061	114,492
Hillenbrand, Inc.	3,582	123,579
IDEX Corp.	1,952	151,944
Illinois Tool Works, Inc.	11,199	1,060,545
ITT Corp.	1,645	66,557
Joy Global, Inc.(a)	2,670	124,208
Kennametal, Inc.	2,675	95,738
Lincoln Electric Holdings, Inc.	2,081	143,776
Nordson Corp.	1,262	98,386
Oshkosh Corp.(a)	2,188	106,446
PACCAR, Inc.	6,386	434,312
Pall Corp.	1,875	189,769
Parker-Hannifin Corp.	4,106	529,469
Snap-on, Inc.	1,265	172,976
SPX Corp.	1,156	99,324
Stanley Black & Decker, Inc.	4,764	457,725
Timken Co. (The)	3,262	139,222
Toro Co. (The)	939	59,918
Trinity Industries, Inc.(a)	3,849	107,811
Woodward, Inc.	671	33,033
Xylem, Inc.	3,982	151,595

Total Machinery		10,140,991

Marine - 0.0%
International Shipholding Corp.(a)	2,117	31,543
Matson, Inc.	1,657	57,200

Total Marine		88,743

Media - 2.2%
Cablevision Systems Corp. Class A(a)	9,089	187,597
CBS Corp. Class A(a)	1,117	62,954
CBS Corp. Class B Non-Voting Shares	6,748	373,434
Cinemark Holdings, Inc.	4,352	154,844
Comcast Corp. Class A	47,602	2,761,392
Comcast Corp. Special Class A	9,350	538,233
Gannett Co., Inc.	8,330	265,977
Interpublic Group of Cos., Inc. (The)	12,031	249,884
John Wiley & Sons, Inc. Class A	1,897	112,378
Meredith Corp.(a)	1,878	102,013
Morningstar, Inc.	423	27,372
National CineMedia, Inc.	5,871	84,366
New Media Investment Group, Inc.	2,935	69,354
Omnicom Group, Inc.(a)	8,894	689,018
Regal Entertainment Group Class A(a)	7,538	161,012
Scripps Networks Interactive, Inc. Class A(a)	1,458	109,744
Sinclair Broadcast Group, Inc. Class A(a)	3,131	85,664
Time Warner Cable, Inc.	7,816	1,188,501
Time Warner, Inc.	17,695	1,511,507
Time, Inc.	4,785	117,759
Twenty-First Century Fox, Inc. Class A(a)	12,692	487,436
Twenty-First Century Fox, Inc. Class B	7,894	291,210
Viacom, Inc. Class A	1,400	105,700
Viacom, Inc. Class B	8,895	669,349
Walt Disney Co. (The)	21,869	2,059,841
World Wrestling Entertainment, Inc. Class A(a)	3,979	49,101

Total Media		12,515,640

Metals & Mining - 0.8%
Alcoa, Inc.	13,828	218,344
Allegheny Technologies, Inc.	3,437	119,504
Carpenter Technology Corp.(a)	1,562	76,929
Cliffs Natural Resources, Inc.(a)	19,111	136,453
Commercial Metals Co.	4,935	80,391
Compass Minerals International, Inc.(a)	1,372	119,131
Freeport-McMoRan, Inc.	79,808	1,864,315
Globe Specialty Metals, Inc.	2,974	51,242
Hecla Mining Co.(a)	17,043	47,550
Kaiser Aluminum Corp.(a)	758	54,144
Newmont Mining Corp.	3,340	63,126
Nucor Corp.	12,480	612,144
Reliance Steel & Aluminum Co.	2,526	154,768
Royal Gold, Inc.(a)	1,126	70,600
Southern Copper Corp.(a)	19,841	559,516
Steel Dynamics, Inc.	7,683	151,662
United States Steel Corp.(a)	1,842	49,255
Walter Energy, Inc.(a)	16,670	23,005
Worthington Industries, Inc.	2,499	75,195

Total Metals & Mining		4,527,274

Multi-Utilities - 2.0%
Alliant Energy Corp.	4,758	316,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2014

Investments	Shares	Value
Ameren Corp.	12,182	$561,956
Avista Corp.(a)	3,930	138,925
Black Hills Corp.	2,225	118,014
CenterPoint Energy, Inc.	23,180	543,107
CMS Energy Corp.	11,115	386,246
Consolidated Edison, Inc.(a)	14,990	989,490
Dominion Resources, Inc.	25,884	1,990,480
DTE Energy Co.	7,858	678,695
Integrys Energy Group, Inc.	3,905	304,004
MDU Resources Group, Inc.	8,836	207,646
NiSource, Inc.	10,952	464,584
NorthWestern Corp.	2,355	133,246
PG&E Corp.	22,337	1,189,222
Public Service Enterprise Group, Inc.	24,793	1,026,678
SCANA Corp.	6,747	407,519
Sempra Energy	8,079	899,677
TECO Energy, Inc.	13,606	278,787
Vectren Corp.	4,029	186,261
Wisconsin Energy Corp.(a)	9,348	493,014

Total Multi-Utilities		11,313,577

Multiline Retail - 0.6%
Family Dollar Stores, Inc.	2,591	205,233
Kohl’s Corp.(a)	7,713	470,802
Macy’s, Inc.	9,607	631,660
Nordstrom, Inc.	4,754	377,420
Target Corp.	24,700	1,874,977

Total Multiline Retail		3,560,092

Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	10,136	836,220
Apache Corp.	9,010	564,657
Arch Coal, Inc.(a)	29,709	52,882
Cabot Oil & Gas Corp.	1,388	41,099
Chesapeake Energy Corp.	18,186	355,900
Chevron Corp.	107,517	12,061,257
Cimarex Energy Co.	833	88,298
Comstock Resources, Inc.(a)	8,197	55,822
ConocoPhillips	78,378	5,412,785
CONSOL Energy, Inc.(a)	2,564	86,689
CVR Energy, Inc.(a)	8,796	340,493
Delek U.S. Holdings, Inc.	2,537	69,209
Denbury Resources, Inc.(a)	19,648	159,738
Devon Energy Corp.	10,093	617,792
EOG Resources, Inc.	5,857	539,254
EQT Corp.(a)	643	48,675
EXCO Resources, Inc.(a)	35,366	76,744
Exxon Mobil Corp.	183,186	16,935,546
Hess Corp.	6,183	456,429
HollyFrontier Corp.	9,023	338,182
Kinder Morgan, Inc.	62,962	2,663,922
Marathon Oil Corp.	30,082	851,020
Marathon Petroleum Corp.	9,208	831,114
Murphy Oil Corp.	7,501	378,950
Noble Energy, Inc.(a)	8,069	382,713
Occidental Petroleum Corp.	40,741	3,284,132
ONEOK, Inc.(a)	14,601	726,984
PBF Energy, Inc. Class A(a)	5,127	136,583
Peabody Energy Corp.(a)	17,061	132,052
Phillips 66	22,944	1,645,085
Pioneer Natural Resources Co.	355	52,842
Range Resources Corp.	600	32,070
SemGroup Corp. Class A	1,464	100,123
Spectra Energy Corp.(a)	39,804	1,444,885
Targa Resources Corp.	1,851	196,299
Tesoro Corp.	2,907	216,135
Valero Energy Corp.	16,931	838,084
W&T Offshore, Inc.(a)	8,852	64,974
Western Refining, Inc.	4,442	167,819
Williams Cos., Inc. (The)	54,652	2,456,061

Total Oil, Gas & Consumable Fuels		55,739,518

Paper & Forest Products - 0.2%
International Paper Co.	17,280	925,863
PH Glatfelter Co.	1,854	47,407
Schweitzer-Mauduit International, Inc.	2,178	92,129

Total Paper & Forest Products		1,065,399

Personal Products - 0.1%
Avon Products, Inc.(a)	15,055	141,366
Estee Lauder Cos., Inc. (The) Class A	4,118	313,792
Nu Skin Enterprises, Inc. Class A(a)	2,799	122,316

Total Personal Products		577,474

Pharmaceuticals - 6.4%
AbbVie, Inc.	64,948	4,250,197
Allergan, Inc.	438	93,114
Bristol-Myers Squibb Co.	55,307	3,264,772
Eli Lilly & Co.	42,749	2,949,254
Johnson & Johnson	102,045	10,670,846
Merck & Co., Inc.	118,371	6,722,289
Pfizer, Inc.	287,403	8,952,604
Theravance, Inc.(a)	11,975	169,446
Zoetis, Inc.	4,834	208,007

Total Pharmaceuticals		37,280,529

Professional Services - 0.1%
Acacia Research Corp.(a)	2,013	34,100
Corporate Executive Board Co. (The)	913	66,220
Dun & Bradstreet Corp. (The)	813	98,340
Equifax, Inc.	2,144	173,385
Insperity, Inc.(a)	1,908	64,662
Manpowergroup, Inc.	1,793	122,229
Robert Half International, Inc.	2,703	157,801
Towers Watson & Co. Class A(a)	721	81,596

Total Professional Services		798,333

Real Estate Investment Trusts (REITs) - 7.0%
Acadia Realty Trust	3,527	112,970
Agree Realty Corp.	2,824	87,798
Alexander’s, Inc.	273	119,350
Alexandria Real Estate Equities, Inc.	3,076	272,964
American Assets Trust, Inc.	2,440	97,136
American Campus Communities, Inc.	4,928	203,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2014

Investments	Shares	Value
American Homes 4 Rent Class A	3,902	$66,451
American Realty Capital Healthcare Trust, Inc.	13,078	155,628
American Realty Capital Properties, Inc.	137,564	1,244,954
American Tower Corp.	7,633	754,522
Apartment Investment & Management Co. Class A	5,693	211,495
Armada Hoffler Properties, Inc.	8,054	76,432
Ashford Hospitality Trust, Inc.	7,991	83,746
Associated Estates Realty Corp.	4,549	105,582
AvalonBay Communities, Inc.	4,975	812,865
Aviv REIT, Inc.	3,514	121,163
BioMed Realty Trust, Inc.(a)	11,213	241,528
Boston Properties, Inc.(a)	4,008	515,790
Brandywine Realty Trust	10,534	168,333
Brixmor Property Group, Inc.	13,160	326,894
Camden Property Trust	3,998	295,212
Campus Crest Communities, Inc.(a)	10,561	77,201
CBL & Associates Properties, Inc.	11,926	231,603
Cedar Realty Trust, Inc.	11,219	82,347
Chambers Street Properties	21,241	171,202
Chesapeake Lodging Trust	3,494	130,012
Columbia Property Trust, Inc.	6,779	171,848
CorEnergy Infrastructure Trust, Inc.	11,186	72,485
Corporate Office Properties Trust	5,250	148,943
Corrections Corp. of America	8,825	320,701
Cousins Properties, Inc.	9,023	103,043
Crown Castle International Corp.	19,660	1,547,242
CubeSmart	6,645	146,655
DCT Industrial Trust, Inc.	3,975	141,749
DDR Corp.(a)	16,962	311,422
DiamondRock Hospitality Co.	8,946	133,027
Digital Realty Trust, Inc.	8,614	571,108
Douglas Emmett, Inc.	6,133	174,177
Duke Realty Corp.	15,660	316,332
DuPont Fabros Technology, Inc.(a)	4,432	147,320
EastGroup Properties, Inc.	1,873	118,598
Education Realty Trust, Inc.	3,667	134,176
EPR Properties	4,178	240,778
Equity Lifestyle Properties, Inc.	3,217	165,836
Equity One, Inc.	7,111	180,335
Equity Residential	13,664	981,622
Essex Property Trust, Inc.(a)	2,069	427,455
Excel Trust, Inc.	8,327	111,499
Extra Space Storage, Inc.	5,132	300,941
Federal Realty Investment Trust(a)	2,277	303,888
First Industrial Realty Trust, Inc.	3,853	79,218
First Potomac Realty Trust	7,892	97,545
Franklin Street Properties Corp.	10,059	123,424
Gaming and Leisure Properties, Inc. REIT	9,217	270,427
General Growth Properties, Inc.	30,496	857,853
Geo Group, Inc. (The)	6,613	266,901
Getty Realty Corp.(a)	4,753	86,552
Gladstone Commercial Corp.	4,540	77,952
Glimcher Realty Trust	7,046	96,812
Government Properties Income Trust	7,211	165,925
HCP, Inc.	29,159	1,283,871
Health Care REIT, Inc.	18,754	1,419,115
Healthcare Realty Trust, Inc.	6,433	175,750
Healthcare Trust of America, Inc. Class A	7,272	195,908
Hersha Hospitality Trust	15,746	110,694
Highwoods Properties, Inc.	4,412	195,363
Home Properties, Inc.	3,152	206,771
Hospitality Properties Trust	11,589	359,259
Host Hotels & Resorts, Inc.	34,185	812,577
Hudson Pacific Properties, Inc.	2,428	72,986
Independence Realty Trust, Inc.(a)	9,238	86,006
Inland Real Estate Corp.	12,101	132,506
Investors Real Estate Trust	13,887	113,457
Iron Mountain, Inc.(a)	13,720	530,415
Kilroy Realty Corp.	2,483	171,501
Kimco Realty Corp.	20,178	507,275
Kite Realty Group Trust	4,247	122,059
Lamar Advertising Co. Class A	6,771	363,196
LaSalle Hotel Properties	5,075	205,385
Lexington Realty Trust(a)	19,648	215,735
Liberty Property Trust	9,515	358,049
LTC Properties, Inc.	3,383	146,044
Macerich Co. (The)	6,165	514,223
Mack-Cali Realty Corp.	4,840	92,250
Medical Properties Trust, Inc.	13,769	189,737
Mid-America Apartment Communities, Inc.	3,695	275,943
Monmouth Real Estate Investment Corp. Class A	7,000	77,490
National Health Investors, Inc.	1,973	138,031
National Retail Properties, Inc.	7,097	279,409
New York REIT, Inc.	9,917	105,021
Omega Healthcare Investors, Inc.	8,494	331,861
One Liberty Properties, Inc.(a)	3,724	88,147
Outfront Media, Inc.	9,082	243,761
Parkway Properties, Inc.	6,996	128,656
Pebblebrook Hotel Trust	2,125	96,964
Pennsylvania Real Estate Investment Trust	4,761	111,693
Physicians Realty Trust	5,717	94,902
Piedmont Office Realty Trust, Inc. Class A	8,993	169,428
Plum Creek Timber Co., Inc.	9,293	397,647
Post Properties, Inc.	2,298	135,053
Potlatch Corp.	2,119	88,723
Prologis, Inc.	20,568	885,041
PS Business Parks, Inc.	1,113	88,528
Public Storage	7,123	1,316,687
QTS Realty Trust, Inc. Class A	2,225	75,294
Ramco-Gershenson Properties Trust	6,809	127,601
Rayonier, Inc.	6,537	182,644
Realty Income Corp.(a)	13,510	644,562

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2014

Investments	Shares	Value
Regency Centers Corp.	3,657	$233,243
Retail Opportunity Investments Corp.	6,836	114,776
Retail Properties of America, Inc. Class A	12,981	216,653
RLJ Lodging Trust	6,446	216,134
Ryman Hospitality Properties, Inc.(a)	3,424	180,582
Sabra Health Care REIT, Inc.	4,672	141,889
Saul Centers, Inc.	1,718	98,252
Select Income REIT(a)	6,292	153,588
Senior Housing Properties Trust	17,589	388,893
Simon Property Group, Inc.	12,276	2,235,582
SL Green Realty Corp.	2,097	249,585
Sovran Self Storage, Inc.	1,383	120,625
Spirit Realty Capital, Inc.	27,367	325,394
STAG Industrial, Inc.	5,851	143,350
Summit Hotel Properties, Inc.	7,032	87,478
Sun Communities, Inc.(a)	3,256	196,858
Sunstone Hotel Investors, Inc.	3,262	53,856
Tanger Factory Outlet Centers, Inc.	3,402	125,738
Taubman Centers, Inc.	2,356	180,046
UDR, Inc.	11,039	340,222
Universal Health Realty Income Trust	1,737	83,584
Urstadt Biddle Properties, Inc. Class A	3,180	69,578
Ventas, Inc.	15,032	1,077,794
Vornado Realty Trust	6,363	748,989
W.P. Carey, Inc.	6,819	478,012
Washington Prime Group, Inc.	11,871	204,419
Washington Real Estate Investment Trust(a)	5,469	151,273
Weingarten Realty Investors	6,119	213,675
Weyerhaeuser Co.	22,279	799,593
Winthrop Realty Trust	4,968	77,451

Total Real Estate Investment Trusts (REITs)		40,531,119

Road & Rail - 0.9%
Con-way, Inc.	1,107	54,442
CSX Corp.	25,278	915,822
JB Hunt Transport Services, Inc.(a)	1,518	127,891
Kansas City Southern	1,486	181,337
Landstar System, Inc.	576	41,777
Norfolk Southern Corp.	9,452	1,036,034
Ryder System, Inc.	1,549	143,825
Union Pacific Corp.	21,780	2,594,651
Werner Enterprises, Inc.	1,398	43,548

Total Road & Rail		5,139,327

Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.(a)	8,485	313,436
Analog Devices, Inc.	11,273	625,877
Applied Materials, Inc.	28,856	719,092
Broadcom Corp. Class A	8,740	378,704
Brooks Automation, Inc.	4,542	57,910
Intel Corp.	175,142	6,355,903
Intersil Corp. Class A	8,375	121,186
KLA-Tencor Corp.(a)	6,638	466,784
Lam Research Corp.	2,038	161,695
Linear Technology Corp.	7,555	344,508
Maxim Integrated Products, Inc.	13,919	443,599
Microchip Technology, Inc.(a)	9,177	413,974
MKS Instruments, Inc.	1,816	66,466
NVIDIA Corp.(a)	13,454	269,753
Skyworks Solutions, Inc.	2,105	153,055
Teradyne, Inc.	3,999	79,140
Texas Instruments, Inc.	37,025	1,979,542
Xilinx, Inc.	9,208	398,614

Total Semiconductors & Semiconductor Equipment		13,349,238

Software - 3.3%
Activision Blizzard, Inc.	10,969	221,025
American Software, Inc. Class A	4,502	41,013
CA, Inc.	20,102	612,106
FactSet Research Systems, Inc.	786	110,630
Intuit, Inc.	4,322	398,445
Microsoft Corp.	297,129	13,801,642
Oracle Corp.	73,027	3,284,024
Solera Holdings, Inc.	1,765	90,333
SS&C Technologies Holdings, Inc.	1,339	78,318
Symantec Corp.	22,654	581,189

Total Software		19,218,725

Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A(a)	2,898	82,999
Advance Auto Parts, Inc.	213	33,927
American Eagle Outfitters, Inc.(a)	9,708	134,747
Best Buy Co., Inc.	9,925	386,876
Buckle, Inc. (The)(a)	1,337	70,219
Chico’s FAS, Inc.	4,538	73,561
Dick’s Sporting Goods, Inc.	1,236	61,367
DSW, Inc. Class A	2,593	96,719
Foot Locker, Inc.	3,320	186,518
GameStop Corp. Class A(a)	6,323	213,717
Gap, Inc. (The)(a)	13,608	573,033
GNC Holdings, Inc. Class A	2,229	104,674
Guess?, Inc.	5,192	109,447
Home Depot, Inc. (The)	34,596	3,631,542
L Brands, Inc.	6,621	573,048
Lowe’s Cos., Inc.	19,235	1,323,368
Men’s Wearhouse, Inc. (The)	1,393	61,501
Penske Automotive Group, Inc.	2,477	121,546
PetSmart, Inc.	1,341	109,017
Rent-A-Center, Inc.	2,130	77,362
Ross Stores, Inc.	2,749	259,121
Staples, Inc.	25,725	466,137
Tiffany & Co.	2,730	291,728
TJX Cos., Inc. (The)	10,264	703,905
Tractor Supply Co.(a)	1,511	119,097
Williams-Sonoma, Inc.	2,415	182,767

Total Specialty Retail		10,047,943

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	137,210	15,145,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

December 31, 2014

Investments	Shares	Value
Diebold, Inc.(a)	3,452	$119,577
EMC Corp.	45,249	1,345,705
Hewlett-Packard Co.	43,194	1,733,375
Lexmark International, Inc. Class A(a)	3,502	144,528
NetApp, Inc.	7,122	295,207
SanDisk Corp.	3,717	364,192
Western Digital Corp.	4,702	520,511

Total Technology Hardware, Storage & Peripherals		19,668,335

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	782	68,276
Coach, Inc.(a)	14,295	536,920
Columbia Sportswear Co.	1,850	82,399
Hanesbrands, Inc.	1,410	157,384
NIKE, Inc. Class B	10,845	1,042,747
Ralph Lauren Corp.	768	142,203
VF Corp.	10,306	771,919
Wolverine World Wide, Inc.(a)	1,514	44,618

Total Textiles, Apparel & Luxury Goods		2,846,466

Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	4,240	56,646
Berkshire Hills Bancorp, Inc.	3,090	82,379
Brookline Bancorp, Inc.(a)	9,088	91,153
Capitol Federal Financial, Inc.(a)	6,968	89,051
Dime Community Bancshares, Inc.(a)	4,759	77,477
Hudson City Bancorp, Inc.	12,834	129,880
New York Community Bancorp, Inc.(a)	35,092	561,472
Northwest Bancshares, Inc.	7,747	97,070
OceanFirst Financial Corp.	4,179	71,628
Oritani Financial Corp.	5,771	88,873
People’s United Financial, Inc.(a)	15,487	235,093
Provident Financial Services, Inc.	3,705	66,912
TFS Financial Corp.	7,952	118,366
TrustCo Bank Corp.	11,307	82,089
Washington Federal, Inc.	4,093	90,660

Total Thrifts & Mortgage Finance		1,938,749

Tobacco - 3.0%
Altria Group, Inc.	112,961	5,565,589
Lorillard, Inc.	19,142	1,204,798
Philip Morris International, Inc.	100,329	8,171,797
Reynolds American, Inc.	30,320	1,948,666
Universal Corp.(a)	1,693	74,458
Vector Group Ltd.(a)	11,007	234,559

Total Tobacco		17,199,867

Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	1,429	65,148
Fastenal Co.(a)	9,131	434,270
GATX Corp.(a)	1,696	97,588
Kaman Corp.	1,649	66,108
MSC Industrial Direct Co., Inc. Class A	1,438	116,838
TAL International Group, Inc.*	3,496	152,321
W.W. Grainger, Inc.(a)	1,578	402,216
Watsco, Inc.	917	98,119

Total Trading Companies & Distributors		1,432,608

Water Utilities - 0.1%
American States Water Co.	2,310	86,995
American Water Works Co., Inc.	5,218	278,119
Aqua America, Inc.(a)	6,394	170,720
California Water Service Group	4,124	101,492
Connecticut Water Service, Inc.	2,088	75,774
Middlesex Water Co.	2,340	53,960
SJW Corp.(a)	2,471	79,368

Total Water Utilities		846,428

Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	3,052	77,063

TOTAL COMMON STOCKS (Cost: $459,969,994)		576,172,488

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree Total Earnings Fund(b) (Cost: $851,939)	12,410	918,961

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%

United States - 3.7%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $21,188,626)(d)	21,188,626	21,188,626

TOTAL INVESTMENTS IN SECURITIES - 103.5% (Cost: $482,010,559)		598,280,075
Liabilities in Excess of Cash and Other Assets - (3.5)%		(19,961,853)

NET ASSETS - 100.0%		$578,318,222

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(d)

At December 31, 2014, the total market value of the Fund’s securities on loan was $25,521,207 and the total market value of the collateral held by the Fund was $26,142,687. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,954,061.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 3.0%
AAR Corp.(a)	342	$9,501
Alliant Techsystems, Inc.(a)	341	39,641
B/E Aerospace, Inc.*	455	26,399
Boeing Co. (The)(a)	4,679	608,176
Cubic Corp.	176	9,265
Curtiss-Wright Corp.	225	15,883
Esterline Technologies Corp.*(a)	172	18,865
Exelis, Inc.	1,810	31,729
General Dynamics Corp.	1,783	245,377
HEICO Corp.(a)	117	7,067
Hexcel Corp.*(a)	361	14,978
Honeywell International, Inc.	3,759	375,599
Huntington Ingalls Industries, Inc.	223	25,079
KLX, Inc.*	145	5,981
L-3 Communications Holdings, Inc.	521	65,755
Lockheed Martin Corp.(a)	1,927	371,082
Moog, Inc. Class A*	231	17,101
National Presto Industries, Inc.(a)	59	3,424
Northrop Grumman Corp.	1,363	200,893
Orbital Sciences Corp.*	287	7,717
Precision Castparts Corp.(a)	694	167,171
Raytheon Co.	2,170	234,729
Rockwell Collins, Inc.	728	61,501
Teledyne Technologies, Inc.*	172	17,671
Textron, Inc.	1,372	57,775
TransDigm Group, Inc.(a)	113	22,188
Triumph Group, Inc.(a)	377	25,342
United Technologies Corp.	4,985	573,275

Total Aerospace & Defense		3,259,164

Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc.*(a)	208	10,254
C.H. Robinson Worldwide, Inc.(a)	550	41,190
Expeditors International of Washington, Inc.(a)	703	31,361
FedEx Corp.	1,100	191,026
Forward Air Corp.	141	7,102
Hub Group, Inc. Class A*	175	6,664
Park-Ohio Holdings Corp.	205	12,921
United Parcel Service, Inc. Class B(a)	3,414	379,534

Total Air Freight & Logistics		680,052

Airlines - 1.2%
Alaska Air Group, Inc.	973	58,146
Allegiant Travel Co.(a)	112	16,837
American Airlines Group, Inc.	171	9,171
Delta Air Lines, Inc.(a)	19,078	938,447
Hawaiian Holdings, Inc.*(a)	635	16,542
JetBlue Airways Corp.*(a)	1,170	18,556
Southwest Airlines Co.(a)	2,515	106,435
Spirit Airlines, Inc.*	297	22,447
United Continental Holdings, Inc.*	1,689	112,977

Total Airlines		1,299,558

Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.*	1,408	31,807
Autoliv, Inc.(a)	226	23,983
BorgWarner, Inc.	1,113	61,159
Cooper Tire & Rubber Co.	1,002	34,719
Dana Holding Corp.	550	11,957
Dorman Products, Inc.*(a)	176	8,496
Gentex Corp.(a)	659	23,810
Goodyear Tire & Rubber Co. (The)	1,986	56,740
Johnson Controls, Inc.(a)	2,212	106,928
Lear Corp.	739	72,481
Standard Motor Products, Inc.(a)	232	8,844
Superior Industries International, Inc.(a)	393	7,778
Tenneco, Inc.*	471	26,663
TRW Automotive Holdings Corp.*	892	91,742
Visteon Corp.*	234	25,005

Total Auto Components		592,112

Automobiles - 0.8%
Ford Motor Co.(a)	40,555	628,602
General Motors Co.	5,034	175,737
Harley-Davidson, Inc.	1,113	73,358
Thor Industries, Inc.(a)	264	14,750
Winnebago Industries, Inc.(a)	461	10,031

Total Automobiles		902,478

Banks - 9.1%
1st Source Corp.(a)	178	6,107
Associated Banc-Corp.(a)	870	16,208
BancFirst Corp.(a)	89	5,642
BancorpSouth, Inc.(a)	525	11,818
Bank of America Corp.	87,119	1,558,559
Bank of Hawaii Corp.(a)	265	15,717
Bank of the Ozarks, Inc.(a)	542	20,553
BankUnited, Inc.	471	13,645
Banner Corp.(a)	139	5,980
BB&T Corp.	4,748	184,650
BBCN Bancorp, Inc.	956	13,747
BOK Financial Corp.(a)	440	26,418
Boston Private Financial Holdings, Inc.(a)	934	12,581
Camden National Corp.(a)	139	5,538
Cardinal Financial Corp.(a)	635	12,592
Cathay General Bancorp	483	12,360
Central Pacific Financial Corp.(a)	602	12,943
Chemical Financial Corp.(a)	171	5,239
CIT Group, Inc.	1,728	82,650
Citigroup, Inc.	20,494	1,108,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2014

Investments	Shares	Value
City Holding Co.(a)	138	$6,421
City National Corp.(a)	281	22,708
CoBiz Financial, Inc.(a)	601	7,891
Columbia Banking System, Inc.	323	8,918
Comerica, Inc.(a)	1,183	55,412
Commerce Bancshares, Inc.(a)	547	23,789
Community Bank System, Inc.(a)	201	7,664
Community Trust Bancorp, Inc.(a)	148	5,418
Cullen/Frost Bankers, Inc.(a)	342	24,159
Customers Bancorp, Inc.*(a)	688	13,389
CVB Financial Corp.(a)	498	7,978
East West Bancorp, Inc.	878	33,987
Fifth Third Bancorp	6,638	135,249
First Citizens BancShares, Inc. Class A	54	13,651
First Commonwealth Financial Corp.(a)	1,459	13,452
First Financial Bancorp(a)	445	8,273
First Financial Bankshares, Inc.(a)	310	9,263
First Horizon National Corp.(a)	1,018	13,825
First Interstate BancSystem, Inc.	768	21,366
First Midwest Bancorp, Inc.	783	13,397
First Niagara Financial Group, Inc.(a)	2,245	18,925
First Republic Bank(a)	783	40,810
FirstMerit Corp.(a)	816	15,414
Flushing Financial Corp.(a)	283	5,736
FNB Corp.(a)	457	6,087
Fulton Financial Corp.(a)	1,336	16,513
Glacier Bancorp, Inc.(a)	313	8,692
Great Southern Bancorp, Inc.(a)	154	6,109
Hancock Holding Co.(a)	410	12,587
Hanmi Financial Corp.(a)	485	10,578
Hilltop Holdings, Inc.*	501	9,995
Home BancShares, Inc.(a)	290	9,326
Huntington Bancshares, Inc.	6,461	67,970
Iberiabank Corp.(a)	145	9,403
Independent Bank Corp.	119	5,094
International Bancshares Corp.(a)	552	14,650
Investors Bancorp, Inc.(a)	934	10,484
JPMorgan Chase & Co.	33,543	2,099,121
KeyCorp	5,190	72,141
Lakeland Financial Corp.(a)	173	7,520
M&T Bank Corp.(a)	757	95,094
MB Financial, Inc.(a)	604	19,848
National Penn Bancshares, Inc.(a)	546	5,747
NBT Bancorp, Inc.(a)	196	5,149
OFG Bancorp(a)	1,189	19,797
Old National Bancorp	559	8,318
PacWest Bancorp(a)	579	26,321
Park National Corp.(a)	87	7,698
Pinnacle Financial Partners, Inc.(a)	206	8,145
PNC Financial Services Group, Inc. (The)	4,064	370,759
PrivateBancorp, Inc.	404	13,494
Prosperity Bancshares, Inc.	339	18,767
Regions Financial Corp.	10,072	106,360
Republic Bancorp, Inc. Class A(a)	348	8,603
S&T Bancorp, Inc.(a)	147	4,382
Seacoast Banking Corp. of Florida*(a)	260	3,575
Signature Bank*(a)	206	25,948
Simmons First National Corp. Class A(a)	148	6,016
South State Corp.	143	9,592
Southside Bancshares, Inc.	234	6,765
Sterling Bancorp	737	10,598
SunTrust Banks, Inc.(a)	3,493	146,357
Susquehanna Bancshares, Inc.	939	12,611
SVB Financial Group*	260	30,178
Synovus Financial Corp.(a)	1,979	53,611
TCF Financial Corp.	809	12,855
Texas Capital Bancshares, Inc.*(a)	145	7,878
Tompkins Financial Corp.(a)	119	6,581
Trustmark Corp.(a)	452	11,092
U.S. Bancorp(a)	12,035	540,973
UMB Financial Corp.(a)	197	11,207
Umpqua Holdings Corp.(a)	544	9,253
Union Bankshares Corp.(a)	526	12,666
United Bankshares, Inc.(a)	202	7,565
United Community Banks, Inc.(a)	926	17,539
Valley National Bancorp(a)	805	7,817
Webster Financial Corp.(a)	614	19,973
Wells Fargo & Co.	36,943	2,025,215
WesBanco, Inc.(a)	178	6,194
Westamerica Bancorp(a)	115	5,637
Western Alliance Bancorp*(a)	353	9,813
Wilshire Bancorp, Inc.(a)	1,365	13,828
Wintrust Financial Corp.	175	8,183
Zions Bancorp(a)	931	26,543

Total Banks		9,809,787

Beverages - 1.7%
Boston Beer Co., Inc. (The) Class A*(a)	30	8,686
Brown-Forman Corp. Class B(a)	705	61,927
Coca-Cola Bottling Co. Consolidated(a)	85	7,483
Coca-Cola Co. (The)	17,868	754,387
Coca-Cola Enterprises, Inc.	1,470	65,003
Constellation Brands, Inc. Class A*	874	85,801
Dr. Pepper Snapple Group, Inc.	888	63,652
Molson Coors Brewing Co. Class B	913	68,037
Monster Beverage Corp.*	401	43,448
National Beverage Corp.*	268	6,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2014

Investments	Shares	Value
PepsiCo, Inc.	6,649	$628,729

Total Beverages		1,793,215

Biotechnology - 1.6%
Acorda Therapeutics, Inc.*(a)	230	9,400
Alexion Pharmaceuticals, Inc.*	263	48,663
Amgen, Inc.(a)	2,799	445,853
Biogen Idec, Inc.*	637	216,230
Celgene Corp.*(a)	1,432	160,183
Emergent Biosolutions, Inc.*(a)	179	4,874
Gilead Sciences, Inc.*	8,102	763,694
Medivation, Inc.*	68	6,773
Myriad Genetics, Inc.*(a)	554	18,869
PDL BioPharma, Inc.(a)	3,618	27,895
Regeneron Pharmaceuticals, Inc.*(a)	103	42,256
United Therapeutics Corp.*(a)	185	23,956

Total Biotechnology		1,768,646

Building Products - 0.2%
A.O. Smith Corp.	285	16,077
American Woodmark Corp.*(a)	115	4,651
Armstrong World Industries, Inc.*(a)	199	10,173
Fortune Brands Home & Security, Inc.(a)	459	20,779
Lennox International, Inc.(a)	175	16,637
Masco Corp.(a)	2,766	69,703
Owens Corning(a)	436	15,613
Simpson Manufacturing Co., Inc.	174	6,020
USG Corp.*(a)	282	7,893

Total Building Products		167,546

Capital Markets - 2.9%
Affiliated Managers Group, Inc.*(a)	169	35,869
Ameriprise Financial, Inc.	1,159	153,278
Arlington Asset Investment Corp. Class A(a)	1,052	27,994
Bank of New York Mellon Corp. (The)	5,221	211,816
BlackRock, Inc.(a)	838	299,635
Calamos Asset Management, Inc. Class A(a)	465	6,194
Charles Schwab Corp. (The)(a)	3,728	112,548
Cohen & Steers, Inc.(a)	122	5,134
E*TRADE Financial Corp.*	884	21,441
Eaton Vance Corp.(a)	694	28,405
Federated Investors, Inc. Class B(a)	607	19,989
Financial Engines, Inc.(a)	226	8,260
Franklin Resources, Inc.(a)	3,724	206,198
GAMCO Investors, Inc. Class A(a)	169	15,031
Goldman Sachs Group, Inc. (The)(a)	3,919	759,620
Greenhill & Co., Inc.(a)	90	3,924
HFF, Inc. Class A	268	9,627
Interactive Brokers Group, Inc. Class A(a)	339	9,885
INTL FCStone, Inc.*(a)	406	8,351
Investment Technology Group, Inc.*(a)	515	10,722
Janus Capital Group, Inc.(a)	1,194	19,259
Legg Mason, Inc.(a)	516	27,539
LPL Financial Holdings, Inc.(a)	415	18,488
Morgan Stanley(a)	13,543	525,468
Northern Trust Corp.(a)	993	66,928
Raymond James Financial, Inc.(a)	650	37,239
SEI Investments Co.	673	26,947
State Street Corp.	2,665	209,203
Stifel Financial Corp.*	317	16,173
T. Rowe Price Group, Inc.(a)	1,244	106,810
TD Ameritrade Holding Corp.(a)	1,967	70,379
Virtus Investment Partners, Inc.(a)	84	14,321
Waddell & Reed Financial, Inc. Class A(a)	612	30,490
Walter Investment Management Corp.*(a)	348	5,746

Total Capital Markets		3,128,911

Chemicals - 2.4%
A. Schulman, Inc.(a)	148	5,998
Air Products & Chemicals, Inc.(a)	852	122,884
Airgas, Inc.(a)	265	30,523
Albemarle Corp.(a)	520	31,268
Axiall Corp.(a)	283	12,019
Balchem Corp.(a)	111	7,397
Cabot Corp.(a)	421	18,465
Calgon Carbon Corp.*	542	11,263
Celanese Corp. Series A(a)	1,735	104,031
CF Industries Holdings, Inc.	433	118,010
Chemtura Corp.*	302	7,469
Cytec Industries, Inc.	290	13,389
Dow Chemical Co. (The)	7,846	357,856
E.I. du Pont de Nemours & Co.(a)	4,106	303,598
Eastman Chemical Co.	1,100	83,446
Ecolab, Inc.	1,004	104,938
Flotek Industries, Inc.*(a)	552	10,339
FMC Corp.(a)	752	42,887
H.B. Fuller Co.(a)	211	9,396
Huntsman Corp.(a)	1,408	32,074
Innophos Holdings, Inc.	204	11,924
Innospec, Inc.	210	8,967
International Flavors & Fragrances, Inc.(a)	297	30,104
Landec Corp.*(a)	404	5,579
Minerals Technologies, Inc.(a)	166	11,529
Monsanto Co.	2,104	251,365
Mosaic Co. (The)(a)	1,883	85,959
NewMarket Corp.(a)	63	25,422
Olin Corp.(a)	542	12,341
OMNOVA Solutions, Inc.*(a)	609	4,957
PolyOne Corp.	370	14,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2014

Investments	Shares	Value
PPG Industries, Inc.	521	$120,429
Praxair, Inc.(a)	1,344	174,129
Quaker Chemical Corp.(a)	85	7,823
Rayonier Advanced Materials, Inc.(a)	521	11,618
Rockwood Holdings, Inc.(a)	168	13,238
RPM International, Inc.(a)	616	31,237
Scotts Miracle-Gro Co. (The) Class A	228	14,209
Sensient Technologies Corp.	236	14,240
Sherwin-Williams Co. (The)(a)	371	97,588
Sigma-Aldrich Corp.(a)	363	49,829
Stepan Co.	174	6,974
Valspar Corp. (The)(a)	369	31,911
W.R. Grace & Co.*(a)	355	33,863
Westlake Chemical Corp.	1,021	62,373

Total Chemicals		2,558,885

Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	262	7,506
ACCO Brands Corp.*	1,396	12,578
ADT Corp. (The)(a)	1,002	36,303
Brink’s Co. (The)(a)	317	7,738
Cintas Corp.(a)	438	34,357
Civeo Corp.(a)	1,425	5,857
Clean Harbors, Inc.*(a)	175	8,409
Copart, Inc.*	518	18,902
Covanta Holding Corp.(a)	281	6,185
Deluxe Corp.(a)	402	25,025
Ennis, Inc.	352	4,741
Herman Miller, Inc.(a)	266	7,828
HNI Corp.(a)	177	9,038
KAR Auction Services, Inc.	259	8,974
Knoll, Inc.	352	7,452
Matthews International Corp. Class A(a)	142	6,911
McGrath RentCorp(a)	92	3,299
Mobile Mini, Inc.(a)	171	6,927
MSA Safety, Inc.(a)	196	10,406
Pitney Bowes, Inc.(a)	1,398	34,069
Republic Services, Inc.	1,332	53,613
Rollins, Inc.(a)	324	10,724
Steelcase, Inc. Class A(a)	427	7,665
Stericycle, Inc.*(a)	198	25,954
Tetra Tech, Inc.	339	9,051
UniFirst Corp.(a)	151	18,339
United Stationers, Inc.(a)	287	12,100
Waste Connections, Inc.(a)	379	16,672
Waste Management, Inc.(a)	954	48,959
West Corp.(a)	503	16,599

Total Commercial Services & Supplies		482,181

Communications Equipment - 1.6%
ADTRAN, Inc.(a)	411	8,960
Arista Networks, Inc.*(a)	78	4,739
ARRIS Group, Inc.*	354	10,687
Black Box Corp.(a)	143	3,418
Brocade Communications Systems, Inc.	1,966	23,277
Cisco Systems, Inc.(a)	25,956	721,966
CommScope Holding Co., Inc.*	662	15,114
Comtech Telecommunications Corp.	139	4,381
EchoStar Corp. Class A*	99	5,198
F5 Networks, Inc.*	229	29,877
Finisar Corp.*(a)	464	9,006
Harris Corp.	661	47,473
InterDigital, Inc.(a)	151	7,988
Juniper Networks, Inc.(a)	1,160	25,891
Motorola Solutions, Inc.(a)	977	65,537
NETGEAR, Inc.*(a)	146	5,195
Plantronics, Inc.	209	11,081
QUALCOMM, Inc.	9,074	674,470
Ubiquiti Networks, Inc.(a)	528	15,650

Total Communications Equipment		1,689,908

Construction & Engineering - 0.2%
AECOM Technology Corp.*	951	28,882
Aegion Corp.*(a)	408	7,593
Comfort Systems USA, Inc.(a)	376	6,437
EMCOR Group, Inc.(a)	295	13,125
Fluor Corp.(a)	949	57,538
Jacobs Engineering Group, Inc.*(a)	644	28,780
MasTec, Inc.*(a)	724	16,370
Primoris Services Corp.(a)	264	6,135
Quanta Services, Inc.*	1,050	29,809
Tutor Perini Corp.*(a)	583	14,033

Total Construction & Engineering		208,702

Construction Materials - 0.0%
Eagle Materials, Inc.	155	11,785
Martin Marietta Materials, Inc.(a)	64	7,060

Total Construction Materials		18,845

Consumer Finance - 1.4%
Ally Financial, Inc.*	577	13,629
American Express Co.(a)	5,268	490,135
Capital One Financial Corp.	4,854	400,698
Cash America International, Inc.(a)	684	15,472
Credit Acceptance Corp.*(a)	173	23,599
Discover Financial Services	3,705	242,640
Encore Capital Group, Inc.*(a)	367	16,295
EZCORP, Inc. Class A*(a)	1,047	12,302
First Cash Financial Services, Inc.*(a)	121	6,736
Green Dot Corp. Class A*	406	8,319
Navient Corp.(a)	4,930	106,537
Nelnet, Inc. Class A	658	30,485
PRA Group, Inc.*(a)	236	13,671
Regional Management Corp.*(a)	402	6,356
Santander Consumer USA Holdings, Inc.(a)	2,937	57,595
SLM Corp.	3,201	32,618
Springleaf Holdings, Inc.*(a)	150	5,426

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2014

Investments	Shares	Value
World Acceptance Corp.*(a)	118	$9,375

Total Consumer Finance		1,491,888

Containers & Packaging - 0.4%
AptarGroup, Inc.(a)	259	17,312
Avery Dennison Corp.(a)	432	22,412
Ball Corp.(a)	751	51,196
Bemis Co., Inc.(a)	482	21,791
Crown Holdings, Inc.*	897	45,657
Graphic Packaging Holding Co.*	1,290	17,570
Greif, Inc. Class A	317	14,972
MeadWestvaco Corp.	445	19,753
Owens-Illinois, Inc.*(a)	1,196	32,280
Packaging Corp. of America	500	39,025
Rock-Tenn Co. Class A	1,004	61,224
Sealed Air Corp.	346	14,681
Silgan Holdings, Inc.(a)	315	16,884
Sonoco Products Co.(a)	519	22,680

Total Containers & Packaging		397,437

Distributors - 0.1%
Core-Mark Holding Co., Inc.	178	11,024
Genuine Parts Co.(a)	669	71,296
LKQ Corp.*(a)	1,061	29,835
Pool Corp.(a)	182	11,546
VOXX International Corp.*(a)	403	3,530

Total Distributors		127,231

Diversified Consumer Services - 0.2%
Apollo Education Group, Inc.*	810	27,629
Bridgepoint Education, Inc.*(a)	833	9,430
Capella Education Co.(a)	115	8,850
DeVry Education Group, Inc.(a)	500	23,735
Graham Holdings Co. Class B	33	28,503
Grand Canyon Education, Inc.*	313	14,605
H&R Block, Inc.	1,452	48,903
Service Corp. International(a)	290	6,583
Sotheby’s(a)	268	11,572
Strayer Education, Inc.*(a)	178	13,222
Weight Watchers International, Inc.(a)	617	15,326

Total Diversified Consumer Services		208,358

Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B*(a)	11,182	1,678,977
CBOE Holdings, Inc.(a)	299	18,963
CME Group, Inc.	1,108	98,224
Intercontinental Exchange, Inc.	227	49,779
Leucadia National Corp.(a)	1,662	37,262
MarketAxess Holdings, Inc.(a)	122	8,749
McGraw Hill Financial, Inc.	978	87,022
Moody’s Corp.(a)	933	89,391
MSCI, Inc.(a)	467	22,154
NASDAQ OMX Group, Inc. (The)	894	42,876
Voya Financial, Inc.	3,062	129,768

Total Diversified Financial Services		2,263,165

Diversified Telecommunication Services - 2.2%
AT&T, Inc.(a)	32,937	1,106,354
Atlantic Tele-Network, Inc.(a)	113	7,638
CenturyLink, Inc.	1,850	73,223
Frontier Communications Corp.(a)	1,966	13,113
Iridium Communications, Inc.*(a)	1,133	11,047
Level 3 Communications, Inc.*	524	25,875
Verizon Communications, Inc.	23,189	1,084,781
Windstream Holdings, Inc.	1,250	10,300

Total Diversified Telecommunication Services		2,332,331

Electric Utilities - 1.7%
ALLETE, Inc.(a)	200	11,028
American Electric Power Co., Inc.	1,999	121,379
Cleco Corp.	383	20,889
Duke Energy Corp.	3,209	268,080
Edison International	2,039	133,514
El Paso Electric Co.	233	9,334
Empire District Electric Co. (The)	299	8,892
Entergy Corp.(a)	1,002	87,655
Exelon Corp.(a)	5,530	205,052
FirstEnergy Corp.(a)	820	31,972
Great Plains Energy, Inc.(a)	870	24,717
Hawaiian Electric Industries, Inc.	372	12,455
IDACORP, Inc.(a)	231	15,290
ITC Holdings Corp.	567	22,924
MGE Energy, Inc.(a)	213	9,715
NextEra Energy, Inc.(a)	1,681	178,674
Northeast Utilities(a)	1,820	97,406
OGE Energy Corp.(a)	994	35,267
Pepco Holdings, Inc.	925	24,910
Pinnacle West Capital Corp.(a)	629	42,967
PNM Resources, Inc.(a)	397	11,763
Portland General Electric Co.(a)	467	17,667
PPL Corp.	3,371	122,468
Southern Co. (The)(a)	3,787	185,980
UIL Holdings Corp.(a)	212	9,230
Westar Energy, Inc.(a)	775	31,961
Xcel Energy, Inc.(a)	2,823	101,402

Total Electric Utilities		1,842,591

Electrical Equipment - 0.5%
Acuity Brands, Inc.	149	20,870
AMETEK, Inc.(a)	945	49,735
AZZ, Inc.	114	5,349
Babcock & Wilcox Co. (The)(a)	761	23,058
Emerson Electric Co.	4,013	247,723
EnerSys(a)	298	18,393
Franklin Electric Co., Inc.(a)	180	6,755
Generac Holdings, Inc.*(a)	444	20,762
Global Power Equipment Group, Inc.(a)	174	2,403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2014

Investments	Shares	Value
Hubbell, Inc. Class B	284	$30,340
Polypore International, Inc.*(a)	118	5,552
Powell Industries, Inc.(a)	92	4,514
Regal-Beloit Corp.	236	17,747
Rockwell Automation, Inc.(a)	660	73,392

Total Electrical Equipment		526,593

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. Class A	1,280	68,877
Anixter International, Inc.	199	17,604
Arrow Electronics, Inc.*(a)	676	39,134
Avnet, Inc.	1,054	45,343
Belden, Inc.	197	15,526
Benchmark Electronics, Inc.*	609	15,493
CDW Corp.(a)	525	18,464
Cognex Corp.*(a)	256	10,580
Coherent, Inc.*	112	6,801
Corning, Inc.(a)	6,748	154,732
Dolby Laboratories, Inc. Class A	660	28,459
FEI Co.(a)	150	13,552
FLIR Systems, Inc.	667	21,551
II-VI, Inc.*(a)	693	9,459
Ingram Micro, Inc. Class A*	1,144	31,620
Insight Enterprises, Inc.*	600	15,534
IPG Photonics Corp.*(a)	209	15,658
Jabil Circuit, Inc.(a)	623	13,600
Littelfuse, Inc.	151	14,597
Methode Electronics, Inc.	283	10,332
MTS Systems Corp.(a)	171	12,830
National Instruments Corp.(a)	317	9,856
OSI Systems, Inc.*	63	4,459
PC Connection, Inc.(a)	465	11,416
Plexus Corp.*	352	14,506
Rofin-Sinar Technologies, Inc.*(a)	232	6,675
Rogers Corp.*	115	9,366
Sanmina Corp.*	550	12,942
ScanSource, Inc.*(a)	258	10,361
SYNNEX Corp.(a)	289	22,588
Tech Data Corp.*(a)	319	20,170
Trimble Navigation Ltd.*(a)	704	18,684
Universal Display Corp.*	319	8,852
Vishay Intertechnology, Inc.(a)	1,334	18,876
Zebra Technologies Corp. Class A*(a)	254	19,662

Total Electronic Equipment, Instruments & Components		768,159

Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc.*(a)	1,174	33,306
Baker Hughes, Inc.	2,296	128,737
Bristow Group, Inc.(a)	208	13,684
C&J Energy Services, Inc.*(a)	888	11,731
Cameron International Corp.*	1,620	80,919
CARBO Ceramics, Inc.(a)	237	9,492
Diamond Offshore Drilling, Inc.(a)	968	35,535
Dresser-Rand Group, Inc.*	180	14,724
Dril-Quip, Inc.*(a)	286	21,945
Era Group, Inc.*(a)	194	4,103
FMC Technologies, Inc.*(a)	1,364	63,890
Forum Energy Technologies, Inc.*(a)	489	10,137
Gulfmark Offshore, Inc. Class A(a)	369	9,011
Halliburton Co.	7,595	298,711
Helix Energy Solutions Group, Inc.*	729	15,819
Helmerich & Payne, Inc.(a)	923	62,229
Hornbeck Offshore Services, Inc.*(a)	442	11,037
National Oilwell Varco, Inc.(a)	3,581	234,663
Newpark Resources, Inc.*(a)	1,076	10,265
Oceaneering International, Inc.	569	33,463
Oil States International, Inc.*	378	18,484
Patterson-UTI Energy, Inc.(a)	965	16,009
RPC, Inc.(a)	1,754	22,872
Tidewater, Inc.(a)	650	21,067
U.S. Silica Holdings, Inc.(a)	445	11,432
Unit Corp.*(a)	421	14,356

Total Energy Equipment & Services		1,207,621

Food & Staples Retailing - 2.5%
Andersons, Inc. (The)(a)	207	11,000
Casey’s General Stores, Inc.(a)	152	13,729
Costco Wholesale Corp.(a)	1,344	190,512
CVS Health Corp.	4,585	441,581
Fresh Market, Inc. (The)*(a)	80	3,296
Ingles Markets, Inc. Class A(a)	256	9,495
Kroger Co. (The)	2,305	148,004
PriceSmart, Inc.(a)	110	10,034
Rite Aid Corp.*(a)	4,173	31,381
Safeway, Inc.(a)	335	11,765
SpartanNash Co.(a)	111	2,902
Sprouts Farmers Market, Inc.*	229	7,781
SUPERVALU, Inc.*(a)	1,480	14,356
Sysco Corp.(a)	2,191	86,961
United Natural Foods, Inc.*(a)	201	15,542
Wal-Mart Stores, Inc.(a)	16,849	1,446,992
Walgreens Boots Alliance, Inc.	2,383	181,585
Weis Markets, Inc.(a)	114	5,451
Whole Foods Market, Inc.	994	50,118

Total Food & Staples Retailing		2,682,485

Food Products - 1.5%
Archer-Daniels-Midland Co.(a)	3,383	175,916
B&G Foods, Inc.(a)	150	4,485
Cal-Maine Foods, Inc.(a)	340	13,270
Campbell Soup Co.(a)	1,547	68,068
ConAgra Foods, Inc.(a)	1,895	68,751
Darling Ingredients, Inc.*(a)	674	12,240
Flowers Foods, Inc.(a)	702	13,471
General Mills, Inc.(a)	2,862	152,631
Hain Celestial Group, Inc. (The)*(a)	188	10,959
Hershey Co. (The)(a)	668	69,425
Hormel Foods Corp.(a)	1,126	58,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2014

Investments	Shares	Value
Ingredion, Inc.(a)	486	$41,232
J&J Snack Foods Corp.	61	6,635
J.M. Smucker Co. (The)(a)	441	44,532
Kellogg Co.(a)	1,531	100,189
Keurig Green Mountain, Inc.(a)	423	56,003
Kraft Foods Group, Inc.	3,408	213,545
Lancaster Colony Corp.(a)	149	13,952
McCormick & Co., Inc. Non-Voting Shares(a)	468	34,772
Mead Johnson Nutrition Co.(a)	641	64,446
Mondelez International, Inc. Class A	4,785	173,815
Pilgrim’s Pride Corp.*(a)	2,170	71,154
Pinnacle Foods, Inc.	411	14,508
Sanderson Farms, Inc.(a)	139	11,680
Seaboard Corp.*	6	25,188
Seneca Foods Corp. Class A*(a)	123	3,325
Snyder’s-Lance, Inc.(a)	202	6,171
Tootsie Roll Industries, Inc.(a)	169	5,180
TreeHouse Foods, Inc.*(a)	121	10,349
Tyson Foods, Inc. Class A(a)	1,905	76,372
WhiteWave Foods Co. (The)*(a)	266	9,307

Total Food Products		1,630,236

Gas Utilities - 0.2%
AGL Resources, Inc.(a)	774	42,191
Atmos Energy Corp.(a)	487	27,145
Laclede Group, Inc. (The)(a)	114	6,065
National Fuel Gas Co.(a)	424	29,481
New Jersey Resources Corp.	150	9,180
Northwest Natural Gas Co.(a)	122	6,088
ONE Gas, Inc.(a)	209	8,615
Piedmont Natural Gas Co., Inc.	285	11,232
Questar Corp.	807	20,401
South Jersey Industries, Inc.(a)	170	10,018
Southwest Gas Corp.(a)	225	13,907
UGI Corp.(a)	752	28,561
WGL Holdings, Inc.(a)	237	12,945

Total Gas Utilities		225,829

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories(a)	3,710	167,024
Align Technology, Inc.*(a)	191	10,679
Baxter International, Inc.(a)	2,366	173,404
Becton, Dickinson and Co.	797	110,911
Boston Scientific Corp.*	3,213	42,572
C.R. Bard, Inc.	273	45,487
CareFusion Corp.*	577	34,239
CONMED Corp.	174	7,823
Cooper Cos., Inc. (The)(a)	166	26,907
Cyberonics, Inc.*(a)	123	6,849
DENTSPLY International, Inc.(a)	580	30,897
Edwards Lifesciences Corp.*(a)	277	35,284
Globus Medical, Inc. Class A*(a)	296	7,036
Greatbatch, Inc.*	145	7,149
Haemonetics Corp.*(a)	170	6,361
Hill-Rom Holdings, Inc.	262	11,952
IDEXX Laboratories, Inc.*(a)	149	22,092
Intuitive Surgical, Inc.*	123	65,060
Masimo Corp.*	227	5,979
Medtronic, Inc.(a)	4,380	316,236
ResMed, Inc.(a)	605	33,916
Sirona Dental Systems, Inc.*(a)	152	13,280
St. Jude Medical, Inc.(a)	1,253	81,483
STERIS Corp.(a)	250	16,212
Stryker Corp.(a)	635	59,900
Teleflex, Inc.(a)	151	17,338
Thoratec Corp.*(a)	121	3,928
Varian Medical Systems, Inc.*(a)	428	37,026
West Pharmaceutical Services, Inc.	284	15,120
Zimmer Holdings, Inc.	635	72,022

Total Health Care Equipment & Supplies		1,484,166

Health Care Providers & Services - 2.2%
Aetna, Inc.	2,089	185,566
Air Methods Corp.*(a)	165	7,265
AmerisourceBergen Corp.	266	23,983
Amsurg Corp.*(a)	197	10,782
Anthem, Inc.(a)	1,767	222,059
Cardinal Health, Inc.	1,240	100,105
Centene Corp.*(a)	185	19,212
Chemed Corp.(a)	143	15,111
Cigna Corp.	1,489	153,233
Community Health Systems, Inc.*(a)	198	10,676
DaVita HealthCare Partners, Inc.*(a)	875	66,273
Ensign Group, Inc. (The)(a)	197	8,745
Express Scripts Holding Co.*(a)	2,144	181,533
Five Star Quality Care, Inc.*	1,982	8,225
Hanger, Inc.*(a)	178	3,898
HCA Holdings, Inc.*	2,174	159,550
Health Net, Inc.*(a)	252	13,490
HealthSouth Corp.(a)	630	24,230
Henry Schein, Inc.*(a)	329	44,793
Humana, Inc.	618	88,763
Laboratory Corp. of America Holdings*	398	42,944
Landauer, Inc.(a)	31	1,058
LifePoint Hospitals, Inc.*	228	16,395
Magellan Health, Inc.*	179	10,745
McKesson Corp.	689	143,023
MEDNAX, Inc.*	422	27,898
MWI Veterinary Supply, Inc.*(a)	55	9,345
National Healthcare Corp.(a)	58	3,645
Omnicare, Inc.(a)	263	19,181
Owens & Minor, Inc.(a)	264	9,269
Patterson Cos., Inc.(a)	469	22,559
Quest Diagnostics, Inc.(a)	643	43,120
Select Medical Holdings Corp.	993	14,299
Team Health Holdings, Inc.*(a)	204	11,736
Triple-S Management Corp. Class B*(a)	257	6,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2014

Investments	Shares	Value
UnitedHealth Group, Inc.	4,968	$502,215
Universal Health Services, Inc. Class B	439	48,843
VCA, Inc.*(a)	346	16,874
WellCare Health Plans, Inc.*(a)	202	16,576

Total Health Care Providers & Services		2,313,362

Health Care Technology - 0.1%
Cerner Corp.*(a)	716	46,297
Medidata Solutions, Inc.*(a)	178	8,499

Total Health Care Technology		54,796

Hotels, Restaurants & Leisure - 1.6%
Aramark	240	7,476
Bloomin’ Brands, Inc.*	740	18,322
Bob Evans Farms, Inc.(a)	208	10,645
Bravo Brio Restaurant Group, Inc.*	961	13,368
Brinker International, Inc.	319	18,722
Buffalo Wild Wings, Inc.*(a)	56	10,101
Cheesecake Factory, Inc. (The)(a)	148	7,446
Chipotle Mexican Grill, Inc.*(a)	64	43,809
Choice Hotels International, Inc.(a)	233	13,053
Churchill Downs, Inc.	65	6,195
Cracker Barrel Old Country Store, Inc.(a)	201	28,293
Darden Restaurants, Inc.(a)	191	11,198
DineEquity, Inc.	86	8,913
Domino’s Pizza, Inc.(a)	183	17,233
Dunkin’ Brands Group, Inc.(a)	204	8,701
Hilton Worldwide Holdings, Inc.*	1,532	39,970
Hyatt Hotels Corp. Class A*	254	15,293
International Game Technology	1,432	24,702
International Speedway Corp. Class A(a)	258	8,166
Interval Leisure Group, Inc.(a)	407	8,502
Jack in the Box, Inc.	179	14,313
Krispy Kreme Doughnuts, Inc.*(a)	602	11,884
Las Vegas Sands Corp.(a)	4,371	254,217
Life Time Fitness, Inc.*(a)	170	9,625
Marriott International, Inc. Class A(a)	1,008	78,654
McDonald’s Corp.	4,890	458,193
MGM Resorts International*(a)	759	16,227
Panera Bread Co. Class A*(a)	86	15,033
Papa John’s International, Inc.(a)	321	17,912
SeaWorld Entertainment, Inc.	368	6,587
Six Flags Entertainment Corp.(a)	339	14,628
Sonic Corp.(a)	343	9,340
Speedway Motorsports, Inc.	145	3,171
Starbucks Corp.	2,169	177,966
Starwood Hotels & Resorts Worldwide, Inc.	688	55,776
Texas Roadhouse, Inc.(a)	255	8,609
Vail Resorts, Inc.(a)	52	4,739
Wyndham Worldwide Corp.(a)	606	51,971
Wynn Resorts Ltd.(a)	494	73,487
Yum! Brands, Inc.	1,695	123,481

Total Hotels, Restaurants & Leisure		1,725,921

Household Durables - 0.6%
D.R. Horton, Inc.	1,960	49,568
Ethan Allen Interiors, Inc.(a)	174	5,389
Harman International Industries, Inc.	223	23,796
iRobot Corp.*(a)	172	5,972
Jarden Corp.*(a)	479	22,935
KB Home(a)	569	9,417
La-Z-Boy, Inc.(a)	284	7,623
Leggett & Platt, Inc.(a)	382	16,277
Lennar Corp. Class A(a)	1,075	48,171
M/I Homes, Inc.*(a)	582	13,363
MDC Holdings, Inc.(a)	757	20,038
Meritage Homes Corp.*(a)	363	13,064
Mohawk Industries, Inc.*(a)	234	36,354
NACCO Industries, Inc. Class A	85	5,046
Newell Rubbermaid, Inc.(a)	1,205	45,898
NVR, Inc.*(a)	23	29,333
PulteGroup, Inc.	2,881	61,826
Ryland Group, Inc. (The)(a)	580	22,365
Standard Pacific Corp.*(a)	3,352	24,436
Taylor Morrison Home Corp. Class A*(a)	1,052	19,872
Tempur Sealy International, Inc.*(a)	176	9,664
Toll Brothers, Inc.*(a)	1,132	38,794
Tupperware Brands Corp.(a)	316	19,908
Whirlpool Corp.	385	74,590
William Lyon Homes Class A*(a)	935	18,952

Total Household Durables		642,651

Household Products - 1.4%
Church & Dwight Co., Inc.	462	36,410
Clorox Co. (The)(a)	477	49,708
Colgate-Palmolive Co.(a)	2,898	200,513
Energizer Holdings, Inc.	265	34,069
Kimberly-Clark Corp.	1,669	192,836
Procter & Gamble Co. (The)	10,934	995,978
Spectrum Brands Holdings, Inc.	140	13,395
WD-40 Co.(a)	80	6,806

Total Household Products		1,529,715

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.(a)	4,329	59,610

Industrial Conglomerates - 2.3%
3M Co.(a)	2,936	482,444
Carlisle Cos., Inc.	318	28,696
Danaher Corp.(a)	2,802	240,159
General Electric Co.(a)	63,609	1,607,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2014

Investments	Shares	Value
Raven Industries, Inc.(a)	114	$2,850
Roper Industries, Inc.(a)	326	50,970

Total Industrial Conglomerates		2,412,519

Insurance - 3.8%
Aflac, Inc.(a)	4,577	279,609
Alleghany Corp.*(a)	84	38,934
Allstate Corp. (The)	3,355	235,689
Ambac Financial Group, Inc.*	261	6,395
American Equity Investment Life Holding Co.	643	18,769
American Financial Group, Inc.	571	34,671
American International Group, Inc.	11,528	645,683
American National Insurance Co.	177	20,224
AMERISAFE, Inc.	204	8,641
AmTrust Financial Services, Inc.(a)	607	34,144
Arthur J. Gallagher & Co.	500	23,540
Assurant, Inc.(a)	668	45,711
Brown & Brown, Inc.(a)	627	20,635
Chubb Corp. (The)(a)	1,618	167,414
Cincinnati Financial Corp.(a)	959	49,705
CNA Financial Corp.	1,475	57,097
CNO Financial Group, Inc.	1,765	30,393
Employers Holdings, Inc.	417	9,804
FBL Financial Group, Inc. Class A(a)	317	18,396
First American Financial Corp.(a)	759	25,730
Genworth Financial, Inc. Class A*(a)	3,126	26,571
Hanover Insurance Group, Inc. (The)(a)	289	20,612
Hartford Financial Services Group, Inc. (The)(a)	2,998	124,987
HCC Insurance Holdings, Inc.	670	35,858
Horace Mann Educators Corp.(a)	513	17,021
Infinity Property & Casualty Corp.	112	8,653
Kemper Corp.(a)	237	8,558
Lincoln National Corp.	2,290	132,064
Loews Corp.(a)	2,040	85,721
Markel Corp.*(a)	33	22,534
Marsh & McLennan Cos., Inc.	2,345	134,228
MBIA, Inc.*(a)	6,193	59,081
Mercury General Corp.(a)	232	13,147
MetLife, Inc.	9,371	506,877
National Western Life Insurance Co. Class A(a)	36	9,693
Navigators Group, Inc. (The)*(a)	65	4,767
Old Republic International Corp.	1,691	24,739
Primerica, Inc.(a)	498	27,022
Principal Financial Group, Inc.(a)	1,839	95,518
ProAssurance Corp.(a)	430	19,415
Progressive Corp. (The)(a)	3,307	89,256
Protective Life Corp.(a)	673	46,874
Prudential Financial, Inc.	1,576	142,565
Reinsurance Group of America, Inc.	427	37,414
RLI Corp.(a)	324	16,006
Safety Insurance Group, Inc.(a)	139	8,897
Selective Insurance Group, Inc.(a)	349	9,482
StanCorp Financial Group, Inc.	383	26,756
State Auto Financial Corp.(a)	372	8,266
Stewart Information Services Corp.(a)	281	10,408
Symetra Financial Corp.	1,031	23,765
Torchmark Corp.(a)	893	48,374
Travelers Cos., Inc. (The)(a)	3,069	324,854
United Fire Group, Inc.(a)	206	6,124
Universal Insurance Holdings, Inc.(a)	413	8,446
Unum Group(a)	2,435	84,933
W.R. Berkley Corp.(a)	803	41,162

Total Insurance		4,081,832

Internet & Catalog Retail - 0.3%
Expedia, Inc.	467	39,863
HSN, Inc.	143	10,868
Liberty Interactive Corp. Class A*	1,532	45,072
Netflix, Inc.*(a)	58	19,813
PetMed Express, Inc.(a)	812	11,668
Priceline Group Inc. (The)*(a)	194	221,201
TripAdvisor, Inc.*(a)	255	19,038

Total Internet & Catalog Retail		367,523

Internet Software & Services - 1.6%
Akamai Technologies, Inc.*(a)	473	29,780
AOL, Inc.*(a)	219	10,111
Blucora, Inc.*(a)	544	7,534
Equinix, Inc.(a)	28	6,348
Facebook, Inc. Class A*	3,239	252,707
Google, Inc. Class A*	2,325	1,233,785
IAC/InterActiveCorp(a)	386	23,465
j2 Global, Inc.(a)	324	20,088
Liquidity Services, Inc.*(a)	107	874
Rackspace Hosting, Inc.*(a)	206	9,643
Stamps.com, Inc.*	144	6,911
VeriSign, Inc.*(a)	885	50,445
Yahoo!, Inc.*(a)	1,785	90,160

Total Internet Software & Services		1,741,851

IT Services - 3.4%
Alliance Data Systems Corp.*(a)	207	59,212
Automatic Data Processing, Inc.	1,570	130,891
Booz Allen Hamilton Holding Corp.	944	25,044
Broadridge Financial Solutions, Inc.	577	26,646
CACI International, Inc. Class A*(a)	226	19,477
Cardtronics, Inc.*(a)	173	6,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2014

Investments	Shares	Value
Cognizant Technology Solutions Corp. Class A*	2,479	$130,544
Computer Sciences Corp.(a)	1,052	66,329
Convergys Corp.(a)	516	10,511
CoreLogic, Inc.*	376	11,878
CSG Systems International, Inc.(a)	289	7,245
DST Systems, Inc.	288	27,115
EPAM Systems, Inc.*	210	10,028
Euronet Worldwide, Inc.*	141	7,741
Fidelity National Information Services, Inc.	862	53,616
Fiserv, Inc.*(a)	925	65,647
FleetCor Technologies, Inc.*	230	34,203
Gartner, Inc.*(a)	264	22,232
Global Payments, Inc.	324	26,157
Heartland Payment Systems, Inc.(a)	172	9,279
Higher One Holdings, Inc.*(a)	1,221	5,140
iGATE Corp.*(a)	342	13,502
International Business Machines Corp.(a)	9,778	1,568,782
Jack Henry & Associates, Inc.	372	23,116
ManTech International Corp. Class A(a)	268	8,102
MasterCard, Inc. Class A	3,773	325,082
MAXIMUS, Inc.	212	11,626
MoneyGram International, Inc.*(a)	671	6,099
NeuStar, Inc. Class A*(a)	598	16,624
Paychex, Inc.(a)	1,101	50,833
Sapient Corp.*(a)	588	14,629
Sykes Enterprises, Inc.*(a)	457	10,726
Syntel, Inc.*(a)	468	21,051
TeleTech Holdings, Inc.*	498	11,793
Teradata Corp.*(a)	722	31,537
Total System Services, Inc.(a)	760	25,810
Unisys Corp.*(a)	628	18,514
Vantiv, Inc. Class A*(a)	166	5,631
Visa, Inc. Class A(a)	2,031	532,528
Western Union Co. (The)(a)	4,333	77,604
WEX, Inc.*(a)	139	13,750
Xerox Corp.	7,947	110,145

Total IT Services		3,653,093

Leisure Products - 0.2%
Brunswick Corp.(a)	1,329	68,125
Hasbro, Inc.(a)	669	36,788
LeapFrog Enterprises, Inc.*(a)	2,046	9,657
Mattel, Inc.(a)	2,131	65,944
Polaris Industries, Inc.(a)	258	39,020
Smith & Wesson Holding Corp.*(a)	956	9,053
Sturm Ruger & Co., Inc.(a)	294	10,181

Total Leisure Products		238,768

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,160	47,491
Bio-Rad Laboratories, Inc. Class A*(a)	121	14,588
Bio-Techne Corp.(a)	142	13,121
Bruker Corp.*(a)	523	10,261
Charles River Laboratories International, Inc.*	176	11,201
Covance, Inc.*	135	14,018
Illumina, Inc.*(a)	148	27,318
Mettler-Toledo International, Inc.*(a)	90	27,221
PAREXEL International Corp.*(a)	228	12,668
PerkinElmer, Inc.	314	13,731
Quintiles Transnational Holdings, Inc.*	405	23,842
Thermo Fisher Scientific, Inc.	815	102,111
Waters Corp.*(a)	398	44,863

Total Life Sciences Tools & Services		362,434

Machinery - 2.2%
Actuant Corp. Class A(a)	609	16,589
AGCO Corp.(a)	1,070	48,364
Allison Transmission Holdings, Inc.	538	18,238
American Railcar Industries, Inc.(a)	109	5,613
Astec Industries, Inc.(a)	150	5,896
Barnes Group, Inc.(a)	289	10,696
Blount International, Inc.*	439	7,713
Briggs & Stratton Corp.(a)	621	12,681
Caterpillar, Inc.(a)	4,229	387,080
Chart Industries, Inc.*(a)	203	6,943
CLARCOR, Inc.(a)	201	13,395
Colfax Corp.*(a)	643	33,159
Crane Co.	313	18,373
Cummins, Inc.(a)	989	142,584
Deere & Co.(a)	3,363	297,525
Donaldson Co., Inc.(a)	580	22,405
Dover Corp.(a)	1,064	76,310
EnPro Industries, Inc.*(a)	149	9,351
ESCO Technologies, Inc.(a)	266	9,815
Federal Signal Corp.	384	5,929
Flowserve Corp.(a)	776	46,428
Graco, Inc.(a)	260	20,847
Greenbrier Cos., Inc. (The)(a)	209	11,230
Hillenbrand, Inc.	400	13,800
IDEX Corp.	345	26,855
Illinois Tool Works, Inc.	1,868	176,900
ITT Corp.	869	35,160
John Bean Technologies Corp.(a)	171	5,619
Joy Global, Inc.(a)	763	35,495
Kennametal, Inc.(a)	514	18,396
Lincoln Electric Holdings, Inc.(a)	415	28,672
Lindsay Corp.(a)	52	4,458
Manitowoc Co., Inc. (The)(a)	742	16,398
Meritor, Inc.*(a)	808	12,241
Middleby Corp. (The)*(a)	237	23,487
Mueller Industries, Inc.	384	13,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2014

Investments	Shares	Value
Nordson Corp.(a)	291	$22,686
Oshkosh Corp.(a)	618	30,066
PACCAR, Inc.(a)	1,826	124,186
Pall Corp.(a)	238	24,088
Parker-Hannifin Corp.(a)	757	97,615
RBC Bearings, Inc.(a)	96	6,195
Rexnord Corp.*(a)	215	6,065
Snap-on, Inc.	321	43,894
SPX Corp.	203	17,442
Standex International Corp.	81	6,258
Stanley Black & Decker, Inc.	640	61,491
Terex Corp.(a)	979	27,295
Timken Co. (The)	582	24,840
Toro Co. (The)(a)	292	18,633
TriMas Corp.*	203	6,352
Trinity Industries, Inc.(a)	1,682	47,113
Valmont Industries, Inc.(a)	139	17,653
Wabash National Corp.*(a)	815	10,073
WABCO Holdings, Inc.*(a)	470	49,247
Wabtec Corp.(a)	328	28,500
Watts Water Technologies, Inc. Class A(a)	203	12,878
Woodward, Inc.(a)	254	12,504
Xylem, Inc.(a)	724	27,563

Total Machinery		2,360,392

Marine - 0.0%
Kirby Corp.*	260	20,993
Matson, Inc.	91	3,141

Total Marine		24,134

Media - 3.4%
AMC Entertainment Holdings, Inc. Class A	773	20,237
AMC Networks, Inc. Class A*(a)	265	16,899
Cablevision Systems Corp. Class A(a)	582	12,012
CBS Corp. Class B Non-Voting Shares(a)	2,440	135,030
Cinemark Holdings, Inc.(a)	496	17,648
Comcast Corp. Class A(a)	11,188	649,016
Crown Media Holdings, Inc. Class A*	3,537	12,521
DIRECTV*	3,057	265,042
Discovery Communications, Inc. Class A*(a)	2,170	74,757
DISH Network Corp. Class A*(a)	1,029	75,004
Entercom Communications Corp. Class A*(a)	788	9,582
Entravision Communications Corp. Class A(a)	2,492	16,148
Gannett Co., Inc.(a)	1,293	41,285
Harte-Hanks, Inc.	1,130	8,746
Interpublic Group of Cos., Inc. (The)	1,921	39,899
John Wiley & Sons, Inc. Class A(a)	385	22,807
Liberty Media Corp. Class A*(a)	2,214	78,088
Loral Space & Communications, Inc.*	112	8,816
Madison Square Garden Co. (The) Class A*(a)	186	13,998
Meredith Corp.(a)	318	17,274
Morningstar, Inc.(a)	118	7,636
National CineMedia, Inc.(a)	444	6,380
New York Times Co. (The) Class A(a)	497	6,570
News Corp. Class A*(a)	1,929	30,266
Nexstar Broadcasting Group, Inc. Class A(a)	219	11,342
Omnicom Group, Inc.(a)	1,271	98,464
Regal Entertainment Group Class A(a)	459	9,804
Scholastic Corp.(a)	265	9,651
Scripps Networks Interactive, Inc. Class A(a)	692	52,087
Sinclair Broadcast Group, Inc. Class A(a)	458	12,531
Sirius XM Holdings, Inc.*(a)	9,966	34,881
Starz Class A*(a)	879	26,106
Time Warner Cable, Inc.	1,194	181,560
Time Warner, Inc.	4,274	365,085
Time, Inc.(a)	413	10,164
Twenty-First Century Fox, Inc. Class A(a)	10,063	386,470
Viacom, Inc. Class B	2,884	217,021
Walt Disney Co. (The)(a)	7,352	692,485

Total Media		3,693,312

Metals & Mining - 0.4%
Carpenter Technology Corp.(a)	260	12,805
Commercial Metals Co.(a)	921	15,003
Compass Minerals International, Inc.(a)	138	11,983
Freeport-McMoRan, Inc.	9,064	211,735
Gold Resource Corp.(a)	1,655	5,594
Haynes International, Inc.	79	3,831
Kaiser Aluminum Corp.(a)	93	6,643
Materion Corp.(a)	147	5,179
Nucor Corp.(a)	1,078	52,876
Reliance Steel & Aluminum Co.(a)	576	35,291
Royal Gold, Inc.(a)	98	6,145
Steel Dynamics, Inc.	1,061	20,944
SunCoke Energy, Inc.(a)	375	7,252
TimkenSteel Corp.	388	14,368
United States Steel Corp.(a)	963	25,751
Worthington Industries, Inc.(a)	455	13,691

Total Metals & Mining		449,091

Multi-Utilities - 1.0%
Alliant Energy Corp.(a)	496	32,944
Ameren Corp.	1,292	59,600
Avista Corp.(a)	291	10,287
Black Hills Corp.(a)	121	6,418
CenterPoint Energy, Inc.(a)	1,445	33,856
CMS Energy Corp.(a)	1,393	48,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2014

Investments	Shares	Value
Consolidated Edison, Inc.(a)	1,869	$123,373
Dominion Resources, Inc.(a)	229	17,610
DTE Energy Co.(a)	930	80,324
Integrys Energy Group, Inc.(a)	489	38,069
MDU Resources Group, Inc.(a)	1,176	27,636
NiSource, Inc.(a)	1,391	59,006
NorthWestern Corp.(a)	230	13,013
PG&E Corp.(a)	2,205	117,394
Public Service Enterprise Group, Inc.	3,269	135,369
SCANA Corp.(a)	718	43,367
Sempra Energy	1,074	119,601
TECO Energy, Inc.(a)	1,100	22,539
Vectren Corp.(a)	346	15,996
Wisconsin Energy Corp.(a)	1,094	57,698

Total Multi-Utilities		1,062,507

Multiline Retail - 0.6%
Big Lots, Inc.(a)	429	17,169
Dillard’s, Inc. Class A(a)	286	35,801
Dollar General Corp.*	1,292	91,344
Dollar Tree, Inc.*	821	57,782
Family Dollar Stores, Inc.(a)	297	23,525
Kohl’s Corp.(a)	1,290	78,742
Macy’s, Inc.(a)	2,248	147,806
Nordstrom, Inc.(a)	899	71,372
Target Corp.(a)	1,913	145,216

Total Multiline Retail		668,757

Oil, Gas & Consumable Fuels - 9.6%
Alon USA Energy, Inc.(a)	265	3,358
Anadarko Petroleum Corp.	1,930	159,225
Apache Corp.(a)	490	30,708
Approach Resources, Inc.*(a)	977	6,243
Bonanza Creek Energy, Inc.*	485	11,640
Cabot Oil & Gas Corp.(a)	1,158	34,289
Carrizo Oil & Gas, Inc.*(a)	253	10,525
Chesapeake Energy Corp.(a)	2,058	40,275
Chevron Corp.(a)	18,234	2,045,490
Cimarex Energy Co.(a)	524	55,544
Cloud Peak Energy, Inc.*(a)	733	6,729
Concho Resources, Inc.*	503	50,174
ConocoPhillips	10,418	719,467
Continental Resources, Inc.*(a)	2,726	104,569
CVR Energy, Inc.(a)	745	28,839
Delek U.S. Holdings, Inc.	548	14,949
Denbury Resources, Inc.(a)	4,990	40,569
Devon Energy Corp.	2,516	154,004
Diamondback Energy, Inc.*	160	9,565
Energen Corp.(a)	356	22,699
EOG Resources, Inc.(a)	3,136	288,732
EP Energy Corp. Class A*(a)	967	10,095
EQT Corp.(a)	462	34,973
Exxon Mobil Corp.	37,824	3,496,829
Green Plains, Inc.(a)	388	9,615
Gulfport Energy Corp.*	434	18,115
Hess Corp.(a)	2,532	186,912
HollyFrontier Corp.	1,602	60,043
Kinder Morgan, Inc.(a)	2,645	111,910
Laredo Petroleum, Inc.*(a)	1,562	16,167
Marathon Oil Corp.	5,301	149,965
Marathon Petroleum Corp.	2,538	229,080
Murphy Oil Corp.(a)	1,481	74,820
Newfield Exploration Co.*	1,016	27,554
Noble Energy, Inc.	1,841	87,319
Northern Oil and Gas, Inc.*(a)	1,400	7,910
Oasis Petroleum, Inc.*(a)	2,852	47,172
Occidental Petroleum Corp.(a)	5,714	460,606
ONEOK, Inc.(a)	647	32,214
PBF Energy, Inc. Class A(a)	981	26,134
PDC Energy, Inc.*	142	5,860
Phillips 66	5,031	360,723
QEP Resources, Inc.	1,087	21,979
Range Resources Corp.(a)	324	17,318
Renewable Energy Group, Inc.*(a)	1,212	11,769
Rex Energy Corp.*(a)	976	4,978
Rice Energy, Inc.*(a)	352	7,381
Rosetta Resources, Inc.*(a)	856	19,097
Sanchez Energy Corp.*(a)	988	9,179
SM Energy Co.(a)	895	34,529
Southwestern Energy Co.*(a)	2,389	65,196
Spectra Energy Corp.(a)	2,694	97,792
Stone Energy Corp.*(a)	606	10,229
Tesoro Corp.(a)	810	60,223
Triangle Petroleum Corp.*(a)	2,331	11,142
Valero Energy Corp.	6,729	333,085
W&T Offshore, Inc.(a)	1,002	7,355
Western Refining, Inc.	1,142	43,145
Whiting Petroleum Corp.*(a)	1,129	37,257
Williams Cos., Inc. (The)	4,070	182,906
World Fuel Services Corp.(a)	402	18,866

Total Oil, Gas & Consumable Fuels		10,285,035

Paper & Forest Products - 0.2%
Boise Cascade Co.*(a)	170	6,315
Clearwater Paper Corp.*(a)	198	13,573
Domtar Corp.	685	27,551
International Paper Co.(a)	2,400	128,592
KapStone Paper and Packaging Corp.(a)	658	19,286
Mercer International, Inc.*	727	8,935
PH Glatfelter Co.	384	9,819
Schweitzer-Mauduit International, Inc.(a)	120	5,076

Total Paper & Forest Products		219,147

Personal Products - 0.2%
Avon Products, Inc.(a)	993	9,324
Estee Lauder Cos., Inc. (The) Class A(a)	1,305	99,441
Inter Parfums, Inc.(a)	429	11,776
Medifast, Inc.*(a)	282	9,461
Nu Skin Enterprises, Inc. Class A(a)	535	23,380
Revlon, Inc. Class A*(a)	495	16,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2014

Investments	Shares	Value
USANA Health Sciences, Inc.*(a)	114	$11,695

Total Personal Products		181,986

Pharmaceuticals - 3.8%
AbbVie, Inc.	5,141	336,427
Akorn, Inc.*(a)	135	4,887
Allergan, Inc.	587	124,790
Bristol-Myers Squibb Co.(a)	3,729	220,123
Eli Lilly & Co.(a)	3,520	242,845
Hospira, Inc.*	280	17,150
Impax Laboratories, Inc.*(a)	343	10,866
Johnson & Johnson	14,380	1,503,717
Lannett Co., Inc.*(a)	151	6,475
Medicines Co. (The)*(a)	261	7,222
Merck & Co., Inc.	7,234	410,819
Mylan, Inc.*(a)	1,470	82,864
Pfizer, Inc.	31,805	990,726
Prestige Brands Holdings, Inc.*(a)	298	10,346
Zoetis, Inc.	1,251	53,830

Total Pharmaceuticals		4,023,087

Professional Services - 0.3%
CBIZ, Inc.*(a)	986	8,440
Corporate Executive Board Co. (The)	123	8,921
Dun & Bradstreet Corp. (The)(a)	257	31,087
Equifax, Inc.(a)	413	33,399
FTI Consulting, Inc.*(a)	202	7,803
IHS, Inc. Class A*	122	13,893
Insperity, Inc.(a)	225	7,625
Kelly Services, Inc. Class A(a)	267	4,544
Korn/Ferry International*	265	7,622
Manpowergroup, Inc.(a)	464	31,631
Navigant Consulting, Inc.*	526	8,085
On Assignment, Inc.*	281	9,326
Robert Half International, Inc.	443	25,862
RPX Corp.*	692	9,536
Towers Watson & Co. Class A(a)	281	31,801
Verisk Analytics, Inc. Class A*	492	31,513
WageWorks, Inc.*(a)	80	5,166

Total Professional Services		276,254

Real Estate Investment Trusts (REITs) - 1.5%
Acadia Realty Trust	457	14,638
Agree Realty Corp.(a)	850	26,427
Alexander’s, Inc.(a)	22	9,618
Alexandria Real Estate Equities, Inc.	112	9,939
American Campus Communities, Inc.(a)	223	9,223
American Tower Corp.(a)	785	77,597
Apartment Investment & Management Co. Class A	407	15,120
Associated Estates Realty Corp.(a)	865	20,077
AvalonBay Communities, Inc.(a)	219	35,782
BioMed Realty Trust, Inc.	143	3,080
Boston Properties, Inc.(a)	200	25,738
Camden Property Trust	204	15,063
CBL & Associates Properties, Inc.(a)	469	9,108
Chatham Lodging Trust(a)	665	19,265
Corrections Corp. of America(a)	631	22,931
Crown Castle International Corp.	270	21,249
DiamondRock Hospitality Co.(a)	332	4,937
Digital Realty Trust, Inc.	409	27,117
Duke Realty Corp.	218	4,404
Empire State Realty Trust, Inc. Class A(a)	923	16,226
EPR Properties(a)	207	11,929
Equity Lifestyle Properties, Inc.	138	7,114
Equity Residential	499	35,848
Essex Property Trust, Inc.(a)	144	29,750
Extra Space Storage, Inc.	252	14,777
Federal Realty Investment Trust(a)	114	15,214
Gaming and Leisure Properties, Inc. REIT	524	15,374
General Growth Properties, Inc.(a)	786	22,110
Geo Group, Inc. (The)	556	22,440
Government Properties Income Trust(a)	614	14,128
HCP, Inc.	2,089	91,979
Health Care REIT, Inc.(a)	340	25,728
Highwoods Properties, Inc.(a)	184	8,148
Home Properties, Inc.(a)	61	4,002
Hospitality Properties Trust	350	10,850
Host Hotels & Resorts, Inc.	1,130	26,860
Inland Real Estate Corp.	2,169	23,751
Iron Mountain, Inc.(a)	761	29,420
Kilroy Realty Corp.(a)	95	6,562
Kimco Realty Corp.(a)	519	13,048
LaSalle Hotel Properties	301	12,181
Liberty Property Trust	314	11,816
LTC Properties, Inc.	170	7,339
Macerich Co. (The)	191	15,931
Medical Properties Trust, Inc.(a)	599	8,254
Mid-America Apartment Communities, Inc.(a)	132	9,858
National Health Investors, Inc.	249	17,420
National Retail Properties, Inc.(a)	226	8,898
Omega Healthcare Investors, Inc.	403	15,745
Outfront Media, Inc.	881	23,646
Pebblebrook Hotel Trust(a)	168	7,666
Piedmont Office Realty Trust, Inc. Class A	323	6,085
Plum Creek Timber Co., Inc.(a)	521	22,294
Post Properties, Inc.	352	20,687
Potlatch Corp.	289	12,100
Prologis, Inc.	579	24,914
PS Business Parks, Inc.	61	4,852
Public Storage	487	90,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2014

Investments	Shares	Value
Rayonier, Inc.(a)	691	$19,307
Realty Income Corp.(a)	405	19,323
Regency Centers Corp.	57	3,635
Retail Opportunity Investments Corp.(a)	674	11,316
RLJ Lodging Trust	166	5,566
Ryman Hospitality Properties, Inc.(a)	136	7,173
Sabra Health Care REIT, Inc.	566	17,189
Select Income REIT(a)	642	15,671
Senior Housing Properties Trust(a)	553	12,227
Simon Property Group, Inc.	721	131,301
SL Green Realty Corp.(a)	172	20,471
Strategic Hotels & Resorts, Inc.*	998	13,204
Sunstone Hotel Investors, Inc.	443	7,314
Tanger Factory Outlet Centers, Inc.(a)	317	11,716
Universal Health Realty Income Trust(a)	283	13,618
Ventas, Inc.(a)	714	51,194
W.P. Carey, Inc.(a)	202	14,160
Washington Prime Group, Inc.	531	9,144
Weingarten Realty Investors(a)	153	5,343
Weyerhaeuser Co.(a)	1,641	58,896

Total Real Estate Investment Trusts (REITs)		1,584,047

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	1,320	45,210
Forestar Group, Inc.*(a)	728	11,211
Jones Lang LaSalle, Inc.(a)	168	25,188
Realogy Holdings Corp.*(a)	718	31,944
St. Joe Co. (The)*(a)	1,872	34,426

Total Real Estate Management & Development		147,979

Road & Rail - 1.1%
AMERCO(a)	137	38,944
Avis Budget Group, Inc.*(a)	241	15,986
Con-way, Inc.(a)	232	11,410
CSX Corp.	5,102	184,845
Genesee & Wyoming, Inc. Class A*(a)	220	19,782
Heartland Express, Inc.(a)	286	7,725
Hertz Global Holdings, Inc.*	1,397	34,841
JB Hunt Transport Services, Inc.(a)	434	36,564
Kansas City Southern(a)	300	36,609
Knight Transportation, Inc.(a)	232	7,809
Landstar System, Inc.(a)	178	12,910
Norfolk Southern Corp.(a)	1,747	191,489
Old Dominion Freight Line, Inc.*	340	26,398
Quality Distribution, Inc.*	929	9,885
Ryder System, Inc.(a)	149	13,835
Saia, Inc.*	183	10,131
Swift Transportation Co.*(a)	689	19,726
Union Pacific Corp.	4,064	484,144
Werner Enterprises, Inc.(a)	236	7,351

Total Road & Rail		1,170,384

Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc.*	524	12,419
Altera Corp.(a)	1,266	46,766
Amkor Technology, Inc.*	2,337	16,593
Analog Devices, Inc.	1,031	57,241
Applied Materials, Inc.(a)	3,852	95,992
Broadcom Corp. Class A	939	40,687
Brooks Automation, Inc.(a)	783	9,983
Cabot Microelectronics Corp.*	81	3,833
Cirrus Logic, Inc.*(a)	636	14,991
Cree, Inc.*(a)	322	10,375
Diodes, Inc.*	347	9,567
Entegris, Inc.*(a)	799	10,555
First Solar, Inc.*(a)	584	26,043
Integrated Device Technology, Inc.*	469	9,192
Integrated Silicon Solution, Inc.	565	9,362
Intel Corp.(a)	27,023	980,665
International Rectifier Corp.*(a)	170	6,783
KLA-Tencor Corp.(a)	752	52,881
Lam Research Corp.(a)	661	52,444
Lattice Semiconductor Corp.*	579	3,989
Linear Technology Corp.(a)	849	38,714
Maxim Integrated Products, Inc.(a)	1,305	41,590
Microchip Technology, Inc.(a)	628	28,329
Micron Technology, Inc.*(a)	7,927	277,524
NVIDIA Corp.(a)	2,772	55,579
OmniVision Technologies, Inc.*	292	7,592
ON Semiconductor Corp.*(a)	1,379	13,969
RF Micro Devices, Inc.*(a)	552	9,158
Silicon Laboratories, Inc.*	84	4,000
Skyworks Solutions, Inc.	646	46,971
SunPower Corp.*(a)	396	10,229
Synaptics, Inc.*(a)	200	13,768
Teradyne, Inc.(a)	1,195	23,649
Tessera Technologies, Inc.	157	5,614
Texas Instruments, Inc.(a)	4,151	221,933
Xilinx, Inc.	1,191	51,558

Total Semiconductors & Semiconductor Equipment		2,320,538

Software - 3.5%
ACI Worldwide, Inc.*(a)	596	12,021
Activision Blizzard, Inc.	3,108	62,626
Adobe Systems, Inc.*(a)	379	27,553
ANSYS, Inc.*(a)	258	21,156
Autodesk, Inc.*	298	17,898
CA, Inc.	2,422	73,750
Cadence Design Systems, Inc.*(a)	1,445	27,412
Citrix Systems, Inc.*	427	27,243
Ebix, Inc.(a)	644	10,942
Electronic Arts, Inc.*	731	34,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2014

Investments	Shares	Value
FactSet Research Systems, Inc.(a)	141	$19,846
Fair Isaac Corp.	197	14,243
Fortinet, Inc.*(a)	148	4,538
Informatica Corp.*	271	10,335
Intuit, Inc.(a)	809	74,582
Manhattan Associates, Inc.*(a)	284	11,564
Mentor Graphics Corp.(a)	504	11,048
Microsoft Corp.	40,966	1,902,871
Oracle Corp.	24,919	1,120,607
Progress Software Corp.*	348	9,403
PTC, Inc.*	433	15,869
Red Hat, Inc.*(a)	204	14,104
SolarWinds, Inc.*	237	11,810
SS&C Technologies Holdings, Inc.	197	11,522
Symantec Corp.	3,295	84,533
Synopsys, Inc.*	523	22,735
Take-Two Interactive Software, Inc.*(a)	956	26,797
TiVo, Inc.*(a)	1,096	12,977
Tyler Technologies, Inc.*(a)	89	9,740
VMware, Inc. Class A*(a)	987	81,447

Total Software		3,785,540

Specialty Retail - 2.4%
Aaron’s, Inc.	436	13,329
Abercrombie & Fitch Co. Class A(a)	266	7,618
Advance Auto Parts, Inc.(a)	257	40,935
American Eagle Outfitters, Inc.(a)	563	7,814
ANN, Inc.*	234	8,536
Asbury Automotive Group, Inc.*(a)	196	14,880
Ascena Retail Group, Inc.*(a)	962	12,083
AutoNation, Inc.*(a)	552	33,346
AutoZone, Inc.*(a)	177	109,582
Bed Bath & Beyond, Inc.*(a)	1,225	93,308
Best Buy Co., Inc.	2,438	95,033
Brown Shoe Co., Inc.	180	5,787
Buckle, Inc. (The)(a)	314	16,491
Cabela’s, Inc.*(a)	323	17,025
CarMax, Inc.*(a)	824	54,862
Cato Corp. (The) Class A(a)	286	12,064
Chico’s FAS, Inc.(a)	843	13,665
Children’s Place, Inc. (The)(a)	122	6,954
Conn’s, Inc.*(a)	452	8,448
CST Brands, Inc.(a)	253	11,033
Dick’s Sporting Goods, Inc.	459	22,789
DSW, Inc. Class A	368	13,726
Express, Inc.*(a)	785	11,532
Finish Line, Inc. (The) Class A(a)	321	7,804
Foot Locker, Inc.(a)	727	40,843
Francesca’s Holdings Corp.*(a)	371	6,196
GameStop Corp. Class A(a)	1,031	34,848
Gap, Inc. (The)(a)	2,775	116,855
Genesco, Inc.*	84	6,436
GNC Holdings, Inc. Class A	490	23,010
Group 1 Automotive, Inc.(a)	81	7,259
Guess?, Inc.(a)	643	13,554
Hibbett Sports, Inc.*(a)	138	6,683
Home Depot, Inc. (The)	5,298	556,131
L Brands, Inc.(a)	1,047	90,618
Lithia Motors, Inc. Class A(a)	151	13,090
Lowe’s Cos., Inc.	3,527	242,658
Lumber Liquidators Holdings, Inc.*(a)	118	7,825
Mattress Firm Holding Corp.*	172	9,990
Men’s Wearhouse, Inc. (The)	165	7,285
Michaels Cos., Inc. (The)*(a)	574	14,195
Monro Muffler Brake, Inc.(a)	86	4,971
Murphy USA, Inc.*(a)	103	7,093
O’Reilly Automotive, Inc.*(a)	365	70,306
Outerwall, Inc.*(a)	230	17,301
Penske Automotive Group, Inc.	586	28,755
PetSmart, Inc.(a)	407	33,087
Pier 1 Imports, Inc.(a)	838	12,905
Rent-A-Center, Inc.(a)	315	11,441
Restoration Hardware Holdings, Inc.*(a)	66	6,337
Ross Stores, Inc.(a)	875	82,478
Sally Beauty Holdings, Inc.*(a)	753	23,147
Select Comfort Corp.*(a)	344	9,298
Sonic Automotive, Inc. Class A(a)	493	13,331
Stage Stores, Inc.	340	7,038
Staples, Inc.(a)	3,448	62,478
Tiffany & Co.(a)	438	46,805
Tilly’s, Inc. Class A*	269	2,607
TJX Cos., Inc. (The)	2,918	200,116
Tractor Supply Co.(a)	370	29,163
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	121	15,469
Urban Outfitters, Inc.*(a)	612	21,500
Vitamin Shoppe, Inc.*(a)	83	4,032
Williams-Sonoma, Inc.	384	29,061

Total Specialty Retail		2,574,839

Technology Hardware, Storage & Peripherals - 4.4%
3D Systems Corp.*(a)	135	4,437
Apple, Inc.	32,815	3,622,120
Electronics For Imaging, Inc.*	206	8,823
EMC Corp.(a)	8,380	249,221
Hewlett-Packard Co.	12,062	484,048
Lexmark International, Inc. Class A(a)	435	17,953
NCR Corp.*(a)	987	28,761
NetApp, Inc.(a)	1,276	52,890
SanDisk Corp.(a)	1,023	100,234
Western Digital Corp.	1,419	157,083

Total Technology Hardware, Storage & Peripherals		4,725,570

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	204	17,811
Coach, Inc.(a)	1,663	62,462
Columbia Sportswear Co.(a)	404	17,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

December 31, 2014

Investments	Shares	Value
Deckers Outdoor Corp.*(a)	145	$13,201
Fossil Group, Inc.*(a)	328	36,323
G-III Apparel Group Ltd.*(a)	152	15,354
Hanesbrands, Inc.	316	35,272
Iconix Brand Group, Inc.*(a)	369	12,469
lululemon athletica, Inc.*	394	21,981
NIKE, Inc. Class B	2,706	260,182
PVH Corp.	225	28,838
Ralph Lauren Corp.(a)	318	58,881
Skechers U.S.A., Inc. Class A*(a)	133	7,348
Steven Madden Ltd.*(a)	398	12,668
Under Armour, Inc. Class A*(a)	259	17,586
Vera Bradley, Inc.*(a)	321	6,542
VF Corp.	1,723	129,053
Wolverine World Wide, Inc.(a)	472	13,910

Total Textiles, Apparel & Luxury Goods		767,875

Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	712	9,512
BofI Holding, Inc.*(a)	139	10,816
Capitol Federal Financial, Inc.(a)	490	6,262
Dime Community Bancshares, Inc.	944	15,368
EverBank Financial Corp.(a)	627	11,951
HomeStreet, Inc.(a)	364	6,337
Hudson City Bancorp, Inc.(a)	2,004	20,280
MGIC Investment Corp.*(a)	1,356	12,638
Nationstar Mortgage Holdings, Inc.*(a)	553	15,589
New York Community Bancorp, Inc.(a)	2,748	43,968
Northwest Bancshares, Inc.(a)	702	8,796
Ocwen Financial Corp.*(a)	732	11,053
People’s United Financial, Inc.(a)	1,248	18,945
Provident Financial Services, Inc.(a)	457	8,253
Radian Group, Inc.(a)	2,442	40,830
Territorial Bancorp, Inc.(a)	298	6,422
TFS Financial Corp.	377	5,612
Walker & Dunlop, Inc.*	857	15,032
Washington Federal, Inc.(a)	758	16,790

Total Thrifts & Mortgage Finance		284,454

Tobacco - 1.3%
Altria Group, Inc.	7,823	385,439
Lorillard, Inc.	1,704	107,250
Philip Morris International, Inc.	8,441	687,519
Reynolds American, Inc.(a)	2,362	151,806
Universal Corp.(a)	206	9,060

Total Tobacco		1,341,074

Trading Companies & Distributors - 0.3%
Air Lease Corp.	521	17,876
Applied Industrial Technologies, Inc.(a)	341	15,546
Beacon Roofing Supply, Inc.*	265	7,367
CAI International, Inc.*(a)	225	5,220
DXP Enterprises, Inc.*(a)	153	7,731
Fastenal Co.(a)	832	39,570
GATX Corp.(a)	199	11,451
Kaman Corp.(a)	145	5,813
MRC Global, Inc.*(a)	1,139	17,256

MSC Industrial Direct Co., Inc. Class A(a)	252	20,475
NOW, Inc.*(a)	754	19,400
Rush Enterprises, Inc. Class A*(a)	263	8,429
TAL International Group, Inc.*(a)	316	13,768
United Rentals, Inc.*(a)	414	42,232
W.W. Grainger, Inc.(a)	260	66,271
Watsco, Inc.(a)	139	14,873
WESCO International, Inc.*(a)	305	23,244

Total Trading Companies & Distributors		336,522

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc.*(a)	682	9,534

Water Utilities - 0.1%
American States Water Co.(a)	292	10,997
American Water Works Co., Inc.(a)	783	41,734
Aqua America, Inc.(a)	431	11,507
California Water Service Group(a)	577	14,200

Total Water Utilities		78,438

Wireless Telecommunication Services - 0.0%
NTELOS Holdings Corp.(a)	150	628
Spok Holdings, Inc.(a)	521	9,045
T-Mobile U.S., Inc.*(a)	663	17,861

Total Wireless Telecommunication Services		27,534

TOTAL COMMON STOCKS (Cost: $87,651,470)		107,130,185

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 24.1%

United States - 24.1%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $25,900,515)(c)	25,900,515	25,900,515

TOTAL INVESTMENTS IN SECURITIES - 124.0% (Cost: $113,551,985)		133,030,700
Liabilities in Excess of Cash and Other Assets - (24.0)%		(25,732,618)

NET ASSETS - 100.0%		$107,298,082

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)

At December 31, 2014, the total market value of the Fund’s securities on loan was $30,227,176 and the total market value of the collateral held by the Fund was $30,914,160. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,013,645.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend Growth Fund (DGRW)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 5.9%
Alliant Techsystems, Inc.	759	$88,234
Boeing Co. (The)(a)	33,912	4,407,882
Honeywell International, Inc.	33,232	3,320,541
Huntington Ingalls Industries, Inc.	1,455	163,629
Lockheed Martin Corp.(a)	20,236	3,896,847
Precision Castparts Corp.(a)	151	36,373
Rockwell Collins, Inc.	3,986	336,737
Textron, Inc.	1,081	45,521
United Technologies Corp.	37,783	4,345,045

Total Aerospace & Defense		16,640,809

Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.(a)	5,771	432,190
FedEx Corp.	2,611	453,426
United Parcel Service, Inc. Class B	33,680	3,744,206

Total Air Freight & Logistics		4,629,822

Airlines - 0.2%
Alaska Air Group, Inc.	2,585	154,479
Southwest Airlines Co.	7,612	322,140

Total Airlines		476,619

Auto Components - 0.7%
BorgWarner, Inc.	4,401	241,835
Gentex Corp.(a)	5,150	186,070
Johnson Controls, Inc.	29,466	1,424,386
Lear Corp.	1,285	126,033

Total Auto Components		1,978,324

Automobiles - 1.7%
General Motors Co.	120,109	4,193,005
Harley-Davidson, Inc.	6,948	457,943
Thor Industries, Inc.(a)	2,107	117,718

Total Automobiles		4,768,666

Banks - 0.1%
BankUnited, Inc.	5,874	170,170

Beverages - 3.2%
Brown-Forman Corp. Class B(a)	3,672	322,548
Coca-Cola Enterprises, Inc.	10,945	483,988
Dr. Pepper Snapple Group, Inc.	8,862	635,228
PepsiCo, Inc.	81,462	7,703,047

Total Beverages		9,144,811

Biotechnology - 1.3%
Amgen, Inc.	22,304	3,552,804

Building Products - 0.0%
Lennox International, Inc.(a)	1,101	104,672

Capital Markets - 3.1%
Ameriprise Financial, Inc.	6,687	884,356
Charles Schwab Corp. (The)	21,952	662,731
Eaton Vance Corp.(a)	5,889	241,037
Federated Investors, Inc. Class B(a)	6,358	209,369
Franklin Resources, Inc.	10,854	600,986
Goldman Sachs Group, Inc. (The)	10,872	2,107,320
Janus Capital Group, Inc.(a)	7,507	121,088
LPL Financial Holdings, Inc.(a)	4,442	197,891
Morgan Stanley(a)	42,388	1,644,654
Raymond James Financial, Inc.(a)	3,640	208,536
SEI Investments Co.	3,835	153,553
T. Rowe Price Group, Inc.(a)	10,928	938,278
TD Ameritrade Holding Corp.(a)	18,376	657,493
Waddell & Reed Financial, Inc. Class A(a)	5,039	251,043

Total Capital Markets		8,878,335

Chemicals - 4.6%
Airgas, Inc.	2,926	337,017
Albemarle Corp.(a)	3,038	182,675
Cabot Corp.	2,805	123,027
Celanese Corp. Series A	5,161	309,454
CF Industries Holdings, Inc.	2,354	641,559
Cytec Industries, Inc.	1,582	73,041
E.I. du Pont de Nemours & Co.(a)	48,291	3,570,637
Eastman Chemical Co.	5,627	426,864
Ecolab, Inc.	6,329	661,507
FMC Corp.(a)	2,848	162,421
International Flavors & Fragrances, Inc.(a)	2,940	297,998
Monsanto Co.	15,830	1,891,210
Mosaic Co. (The)	14,832	677,081
PolyOne Corp.(a)	2,028	76,882
PPG Industries, Inc.	3,356	775,739
Praxair, Inc.	12,030	1,558,607
Scotts Miracle-Gro Co. (The) Class A	3,543	220,800
Sensient Technologies Corp.	1,627	98,173
Sherwin-Williams Co. (The)(a)	1,740	457,690
Sigma-Aldrich Corp.	1,684	231,163
Valspar Corp. (The)(a)	2,005	173,392
Westlake Chemical Corp.	3,112	190,112

Total Chemicals		13,137,049

Commercial Services & Supplies - 0.2%
Cintas Corp.(a)	2,891	226,770
Deluxe Corp.(a)	1,932	120,267
Waste Connections, Inc.	2,890	127,131

Total Commercial Services & Supplies		474,168

Communications Equipment - 1.5%
QUALCOMM, Inc.	57,136	4,246,919

Construction & Engineering - 0.1%
EMCOR Group, Inc.	942	41,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

December 31, 2014

Investments	Shares	Value
Fluor Corp.(a)	4,503	$273,017

Total Construction & Engineering		314,926

Construction Materials - 0.1%
Martin Marietta Materials, Inc.(a)	1,932	213,138

Containers & Packaging - 0.2%
AptarGroup, Inc.(a)	2,201	147,115
Avery Dennison Corp.(a)	4,903	254,368
Ball Corp.	2,321	158,222

Total Containers & Packaging		559,705

Diversified Consumer Services - 0.2%
H&R Block, Inc.	13,971	470,544
Sotheby’s(a)	1,096	47,325

Total Diversified Consumer Services		517,869

Diversified Financial Services - 0.5%
CBOE Holdings, Inc.(a)	2,372	150,432
Intercontinental Exchange, Inc.	2,609	572,128
McGraw Hill Financial, Inc.	7,410	659,342
MSCI, Inc.	3,366	159,683

Total Diversified Financial Services		1,541,585

Electric Utilities - 0.1%
ITC Holdings Corp.	5,037	203,646

Electrical Equipment - 1.5%
Acuity Brands, Inc.	391	54,767
AMETEK, Inc.(a)	3,556	187,152
Babcock & Wilcox Co. (The)(a)	2,989	90,567
Emerson Electric Co.	43,866	2,707,848
EnerSys	1,080	66,658
Hubbell, Inc. Class B	2,217	236,842
Regal-Beloit Corp.	1,080	81,216
Rockwell Automation, Inc.(a)	6,609	734,921

Total Electrical Equipment		4,159,971

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp. Class A	4,257	229,069
FEI Co.(a)	668	60,354
FLIR Systems, Inc.	2,540	82,067

Total Electronic Equipment, Instruments & Components		371,490

Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	10,514	589,520
Halliburton Co.	31,545	1,240,665
Helmerich & Payne, Inc.	9,627	649,052
RPC, Inc.(a)	15,127	197,256

Total Energy Equipment & Services		2,676,493

Food & Staples Retailing - 3.2%
Casey’s General Stores, Inc.(a)	695	62,772
Costco Wholesale Corp.	8,838	1,252,786
CVS Health Corp.	27,557	2,654,015
Kroger Co. (The)	11,539	740,919
PriceSmart, Inc.(a)	469	42,782
Sysco Corp.(a)	35,195	1,396,890
Walgreens Boots Alliance, Inc.	33,669	2,565,578
Whole Foods Market, Inc.	7,554	380,873

Total Food & Staples Retailing		9,096,615

Food Products - 1.8%
Flowers Foods, Inc.(a)	11,454	219,802
Hershey Co. (The)	6,810	707,763
Hormel Foods Corp.	8,090	421,489
Keurig Green Mountain, Inc.(a)	2,656	351,641
Kraft Foods Group, Inc.	42,991	2,693,816
McCormick & Co., Inc. Non-Voting Shares	4,633	344,232
Tyson Foods, Inc. Class A(a)	5,775	231,520

Total Food Products		4,970,263

Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	30,920	2,266,127
Becton, Dickinson and Co.	6,112	850,546
C.R. Bard, Inc.(a)	835	139,128
Cooper Cos., Inc. (The)(a)	30	4,863
ResMed, Inc.(a)	5,910	331,314
St. Jude Medical, Inc.	9,164	595,935
STERIS Corp.(a)	1,780	115,433
Stryker Corp.(a)	10,031	946,224
West Pharmaceutical Services, Inc.	1,122	59,735
Zimmer Holdings, Inc.	2,585	293,191

Total Health Care Equipment & Supplies		5,602,496

Health Care Providers & Services - 1.8%
Aetna, Inc.	8,054	715,437
Cardinal Health, Inc.	11,193	903,611
McKesson Corp.	2,202	457,091
Patterson Cos., Inc.(a)	3,389	163,011
UnitedHealth Group, Inc.	28,854	2,916,851

Total Health Care Providers & Services		5,156,001

Hotels, Restaurants & Leisure - 5.1%
Brinker International, Inc.(a)	2,740	160,811
Cracker Barrel Old Country Store, Inc.(a)	1,419	199,738
Dunkin’ Brands Group, Inc.	4,034	172,050
International Game Technology	12,665	218,471
Jack in the Box, Inc.	762	60,930
Las Vegas Sands Corp.(a)	56,978	3,313,840
McDonald’s Corp.	71,857	6,733,001
Starbucks Corp.	22,596	1,854,002
Wyndham Worldwide Corp.	4,042	346,642
Yum! Brands, Inc.	19,351	1,409,720

Total Hotels, Restaurants & Leisure		14,469,205

Household Durables - 0.5%
D.R. Horton, Inc.(a)	7,319	185,098
Harman International Industries, Inc.	1,840	196,346
Lennar Corp. Class A(a)	1,266	56,729
PulteGroup, Inc.	11,319	242,906
Tupperware Brands Corp.(a)	4,235	266,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

December 31, 2014

Investments	Shares	Value
Whirlpool Corp.	2,545	$493,068

Total Household Durables		1,440,952

Household Products - 1.9%
Church & Dwight Co., Inc.	4,274	336,834
Colgate-Palmolive Co.	37,618	2,602,789
Kimberly-Clark Corp.	21,825	2,521,661

Total Household Products		5,461,284

Industrial Conglomerates - 1.9%
3M Co.(a)	27,440	4,508,941
Carlisle Cos., Inc.	1,447	130,577
Danaher Corp.(a)	6,545	560,972
Roper Industries, Inc.	1,051	164,324

Total Industrial Conglomerates		5,364,814

Insurance - 0.6%
AmTrust Financial Services, Inc.(a)	2,740	154,125
Arthur J. Gallagher & Co.	9,620	452,910
Marsh & McLennan Cos., Inc.	21,331	1,220,986

Total Insurance		1,828,021

Internet & Catalog Retail - 0.1%
Expedia, Inc.(a)	2,024	172,769
HSN, Inc.	1,931	146,756

Total Internet & Catalog Retail		319,525

Internet Software & Services - 0.1%
IAC/InterActiveCorp	2,441	148,388
j2 Global, Inc.(a)	1,308	81,096

Total Internet Software & Services		229,484

IT Services - 4.1%
Automatic Data Processing, Inc.(a)	16,500	1,375,605
Booz Allen Hamilton Holding Corp.	3,629	96,277
DST Systems, Inc.	736	69,294
Global Payments, Inc.	175	14,128
International Business Machines Corp.(a)	40,479	6,494,451
Jack Henry & Associates, Inc.	1,681	104,457
MasterCard, Inc. Class A	8,351	719,522
MAXIMUS, Inc.	375	20,565
Paychex, Inc.	17,221	795,094
Total System Services, Inc.	3,312	112,476
Visa, Inc. Class A(a)	5,315	1,393,593
Western Union Co. (The)(a)	22,134	396,420

Total IT Services		11,591,882

Leisure Products - 0.6%
Brunswick Corp.	1,865	95,600
Hasbro, Inc.(a)	7,517	413,360
Mattel, Inc.(a)	32,818	1,015,553
Polaris Industries, Inc.(a)	1,729	261,494

Total Leisure Products		1,786,007

Life Sciences Tools & Services - 0.0%
Bio-Techne Corp.(a)	908	83,899

Machinery - 3.5%
Allison Transmission Holdings, Inc.	6,324	214,384
Caterpillar, Inc.	36,835	3,371,508
CLARCOR, Inc.(a)	1,097	73,104
Cummins, Inc.	7,934	1,143,845
Donaldson Co., Inc.(a)	4,807	185,694
Dover Corp.(a)	7,633	547,439
Flowserve Corp.	3,106	185,832
Graco, Inc.(a)	1,632	130,854
IDEX Corp.(a)	2,344	182,457
Illinois Tool Works, Inc.	16,153	1,529,689
ITT Corp.	2,026	81,972
Joy Global, Inc.(a)	3,324	154,632
Lincoln Electric Holdings, Inc.(a)	2,612	180,463
Manitowoc Co., Inc. (The)(a)	1,174	25,945
Nordson Corp.(a)	1,258	98,074
Pall Corp.(a)	2,888	292,295
Parker-Hannifin Corp.(a)	5,957	768,155
SPX Corp.	1,486	127,677
Timken Co. (The)	4,204	179,427
Toro Co. (The)	1,435	91,567
Valmont Industries, Inc.	559	70,993
Wabtec Corp.(a)	514	44,661
Woodward, Inc.(a)	939	46,227
Xylem, Inc.	4,955	188,637

Total Machinery		9,915,531

Media - 4.1%
CBS Corp. Class B Non-Voting Shares(a)	10,515	581,900
Cinemark Holdings, Inc.	6,190	220,240
Comcast Corp. Class A	68,768	3,989,232
Comcast Corp. Special Class A(a)	13,649	785,705
Gannett Co., Inc.(a)	11,462	365,982
John Wiley & Sons, Inc. Class A(a)	1,986	117,650
Morningstar, Inc.	931	60,245
Scripps Networks Interactive, Inc. Class A(a)	2,108	158,669
Twenty-First Century Fox, Inc. Class A(a)	18,491	710,147
Twenty-First Century Fox, Inc. Class B	11,556	426,301
Viacom, Inc. Class A	1,766	133,333
Viacom, Inc. Class B	12,741	958,760
Walt Disney Co. (The)	31,547	2,971,412

Total Media		11,479,576

Metals & Mining - 1.5%
Compass Minerals International, Inc.	1,896	164,630
Freeport-McMoRan, Inc.	117,190	2,737,558
Reliance Steel & Aluminum Co.(a)	3,604	220,817
Royal Gold, Inc.(a)	1,630	102,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

December 31, 2014

Investments	Shares	Value
Southern Copper Corp.	28,344	$799,301
Steel Dynamics, Inc.	10,475	206,776

Total Metals & Mining		4,231,283

Multiline Retail - 1.5%
Big Lots, Inc.	1,835	73,437
Dillard’s, Inc. Class A(a)	160	20,029
Macy’s, Inc.(a)	13,934	916,161
Nordstrom, Inc.(a)	6,891	547,076
Target Corp.(a)	35,787	2,716,591

Total Multiline Retail		4,273,294

Oil, Gas & Consumable Fuels - 6.7%
Cabot Oil & Gas Corp.	1,847	54,690
Cimarex Energy Co.	1,111	117,766
EOG Resources, Inc.	8,308	764,917
EQT Corp.	391	29,599
Exxon Mobil Corp.(a)	170,114	15,727,039
HollyFrontier Corp.(a)	13,135	492,300
Marathon Petroleum Corp.	13,214	1,192,696
Range Resources Corp.(a)	958	51,205
SM Energy Co.	420	16,204
Tesoro Corp.	3,939	292,865
Western Refining, Inc.(a)	6,234	235,520

Total Oil, Gas & Consumable Fuels		18,974,801

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The) Class A	5,947	453,161

Pharmaceuticals - 5.5%
AbbVie, Inc.	94,162	6,161,961
Allergan, Inc.	627	133,294
Bristol-Myers Squibb Co.	80,312	4,740,818
Eli Lilly & Co.	61,726	4,258,477
Zoetis, Inc.	6,677	287,311

Total Pharmaceuticals		15,581,861

Professional Services - 0.2%
Equifax, Inc.(a)	3,112	251,667
Manpowergroup, Inc.	2,317	157,950
Robert Half International, Inc.	3,637	212,328

Total Professional Services		621,945

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.(a)	368	55,174

Road & Rail - 2.6%
Con-way, Inc.	1,423	69,983
CSX Corp.	36,556	1,324,424
JB Hunt Transport Services, Inc.(a)	2,237	188,468
Kansas City Southern(a)	2,204	268,954
Knight Transportation, Inc.(a)	1,167	39,281
Landstar System, Inc.(a)	523	37,933
Norfolk Southern Corp.(a)	13,679	1,499,355
Ryder System, Inc.(a)	1,721	159,795
Union Pacific Corp.	31,240	3,721,621

Total Road & Rail		7,309,814

Semiconductors & Semiconductor Equipment - 4.1%
Altera Corp.	8,537	315,357
Analog Devices, Inc.	11,985	665,407
Intel Corp.(a)	185,633	6,736,622
Linear Technology Corp.	8,164	372,278
Microchip Technology, Inc.(a)	9,449	426,244
NVIDIA Corp.	14,276	286,234
Skyworks Solutions, Inc.	2,016	146,583
Teradyne, Inc.(a)	3,807	75,341
Texas Instruments, Inc.	39,049	2,087,755
Xilinx, Inc.	9,761	422,554

Total Semiconductors & Semiconductor Equipment		11,534,375

Software - 5.3%
Activision Blizzard, Inc.	10,421	209,983
FactSet Research Systems, Inc.(a)	710	99,932
Intuit, Inc.(a)	4,452	410,430
Microsoft Corp.	230,706	10,716,294
Oracle Corp.	76,944	3,460,172
SS&C Technologies Holdings, Inc.	1,102	64,456

Total Software		14,961,267

Specialty Retail - 3.9%
Advance Auto Parts, Inc.	258	41,094
Dick’s Sporting Goods, Inc.	1,810	89,866
DSW, Inc. Class A	3,343	124,694
Foot Locker, Inc.(a)	4,340	243,821
Gap, Inc. (The)(a)	18,879	794,995
GNC Holdings, Inc. Class A	2,610	122,566
Home Depot, Inc. (The)	50,086	5,257,527
Lowe’s Cos., Inc.	27,784	1,911,539
Penske Automotive Group, Inc.(a)	3,110	152,608
PetSmart, Inc.	2,049	166,573
Ross Stores, Inc.	3,838	361,770
Tiffany & Co.(a)	3,664	391,535
TJX Cos., Inc. (The)	14,517	995,576
Tractor Supply Co.	2,197	173,168
Williams-Sonoma, Inc.(a)	3,538	267,756

Total Specialty Retail		11,095,088

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	98,710	10,895,610
EMC Corp.(a)	47,620	1,416,219
NetApp, Inc.	7,456	309,051
SanDisk Corp.	3,867	378,888

Total Technology Hardware, Storage & Peripherals		12,999,768

Textiles, Apparel & Luxury Goods - 1.4%
Carter’s, Inc.	963	84,080
Coach, Inc.(a)	20,663	776,102
Columbia Sportswear Co.(a)	1,827	81,375
Hanesbrands, Inc.	2,183	243,666
NIKE, Inc. Class B	15,666	1,506,286
Ralph Lauren Corp.(a)	1,199	222,007
VF Corp.(a)	14,976	1,121,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend Growth Fund (DGRW)

December 31, 2014

Investments	Shares	Value
Wolverine World Wide, Inc.(a)	1,429	$42,113

Total Textiles, Apparel & Luxury Goods		4,077,331

Tobacco - 2.8%
Altria Group, Inc.	162,977	8,029,877

Trading Companies & Distributors - 0.5%
Air Lease Corp.	966	33,143
Fastenal Co.(a)	12,792	608,388
MSC Industrial Direct Co., Inc. Class A	1,954	158,763
W.W. Grainger, Inc.(a)	2,351	599,246
Watsco, Inc.	1,375	147,125

Total Trading Companies & Distributors		1,546,665

TOTAL COMMON STOCKS (Cost: $264,749,832)		283,303,250

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 22.2%

United States - 22.2%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $63,045,886)(c)	63,045,886	63,045,886

TOTAL INVESTMENTS IN SECURITIES - 122.1% (Cost: $327,795,718)		346,349,136
Liabilities in Excess of Cash and Other Assets - (22.1)%		(62,681,081)

NET ASSETS - 100.0%		$283,668,055

(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)

At December 31, 2014, the total market value of the Fund’s securities on loan was $62,110,528 and the total market value of the collateral held by the Fund was $63,488,469. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $442,583.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 0.5%
AAR Corp.(a)	2,000	$55,560
HEICO Corp.(a)	260	15,704
HEICO Corp. Class A	494	23,396
National Presto Industries, Inc.(a)	535	31,051

Total Aerospace & Defense		125,711

Air Freight & Logistics - 0.4%
Forward Air Corp.	1,315	66,236
Park-Ohio Holdings Corp.(a)	454	28,616

Total Air Freight & Logistics		94,852

Auto Components - 1.0%
Cooper Tire & Rubber Co.	3,620	125,433
Remy International, Inc.(a)	3,123	65,333
Standard Motor Products, Inc.(a)	1,473	56,151
Strattec Security Corp.(a)	85	7,019

Total Auto Components		253,936

Banks - 4.2%
BancFirst Corp.(a)	1,489	94,388
Bank of Hawaii Corp.(a)	6,186	366,892
CoBiz Financial, Inc.	2,368	31,092
CVB Financial Corp.(a)	12,366	198,103
German American Bancorp, Inc.	1,177	35,922
Hanmi Financial Corp.	1,863	40,632
Lakeland Financial Corp.	1,488	64,683
Mercantile Bank Corp.	1,678	35,271
Preferred Bank(a)	899	25,073
South State Corp.	1,497	100,419
Stock Yards Bancorp, Inc.(a)	1,838	61,279

Total Banks		1,053,754

Building Products - 0.8%
AAON, Inc.(a)	2,110	47,243
Insteel Industries, Inc.(a)	470	11,082
Simpson Manufacturing Co., Inc.	3,738	129,335

Total Building Products		187,660

Capital Markets - 3.9%
Arlington Asset Investment Corp. Class A(a)	13,034	346,835
Cohen & Steers, Inc.	4,268	179,598
Evercore Partners, Inc. Class A	3,665	191,936
Financial Engines, Inc.(a)	1,633	59,686
GAMCO Investors, Inc. Class A(a)	103	9,161
Pzena Investment Management, Inc. Class A(a)	731	6,915
Silvercrest Asset Management Group, Inc. Class A	1,133	17,732
Virtus Investment Partners, Inc.	460	78,425
Westwood Holdings Group, Inc.	1,121	69,300

Total Capital Markets		959,588

Chemicals - 5.2%
A. Schulman, Inc.(a)	2,823	114,416
Balchem Corp.(a)	567	37,785
Chase Corp.(a)	562	20,226
FutureFuel Corp.	7,896	102,806
H.B. Fuller Co.	2,612	116,312
Hawkins, Inc.(a)	905	39,214
Innophos Holdings, Inc.	3,463	202,412
Innospec, Inc.(a)	1,465	62,556
Koppers Holdings, Inc.	3,939	102,335
Minerals Technologies, Inc.(a)	472	32,780
Olin Corp.(a)	12,579	286,424
Quaker Chemical Corp.(a)	853	78,510
Stepan Co.	1,905	76,353
Zep, Inc.	1,410	21,362

Total Chemicals		1,293,491

Commercial Services & Supplies - 7.1%
ABM Industries, Inc.	5,658	162,102
CECO Environmental Corp.	1,922	29,868
G&K Services, Inc. Class A	1,717	121,649
HNI Corp.	4,093	208,989
Interface, Inc.	2,928	48,224
Kimball International, Inc. Class B(a)	3,261	29,740
Knoll, Inc.	5,539	117,261
Matthews International Corp. Class A(a)	1,651	80,354
McGrath RentCorp(a)	3,346	119,988
Mobile Mini, Inc.(a)	3,724	150,859
MSA Safety, Inc.(a)	4,051	215,068
Steelcase, Inc. Class A	9,667	173,523
Tetra Tech, Inc.	3,065	81,835
U.S. Ecology, Inc.(a)	1,743	69,929
UniFirst Corp.	96	11,659
United Stationers, Inc.(a)	2,464	103,882
Viad Corp.(a)	1,362	36,311

Total Commercial Services & Supplies		1,761,241

Communications Equipment - 1.9%
ADTRAN, Inc.(a)	4,200	91,560
Alliance Fiber Optic Products, Inc.	923	13,393
Comtech Telecommunications Corp.	2,803	88,351
InterDigital, Inc.(a)	2,567	135,794
Plantronics, Inc.	2,228	118,128
TESSCO Technologies, Inc.	1,056	30,624

Total Communications Equipment		477,850

Construction & Engineering - 0.2%
Primoris Services Corp.(a)	1,682	39,090

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	177	12,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

December 31, 2014

Investments	Shares	Value
Consumer Finance - 0.1%
Cash America International, Inc.(a)	857	$19,385

Containers & Packaging - 1.1%
Greif, Inc. Class A	4,221	199,358
Myers Industries, Inc.(a)	4,527	79,675

Total Containers & Packaging		279,033

Distributors - 0.9%
Core-Mark Holding Co., Inc.(a)	860	53,260
Pool Corp.	2,787	176,807

Total Distributors		230,067

Diversified Consumer Services - 0.4%
Capella Education Co.(a)	1,103	84,887
Carriage Services, Inc.(a)	452	9,469

Total Diversified Consumer Services		94,356

Diversified Financial Services - 0.6%
Gain Capital Holdings, Inc.	4,379	39,498
MarketAxess Holdings, Inc.	1,563	112,083

Total Diversified Financial Services		151,581

Diversified Telecommunication Services - 1.0%
Atlantic Tele-Network, Inc.	1,225	82,798
IDT Corp. Class B(a)	3,646	74,050
Inteliquent, Inc.(a)	5,019	98,523

Total Diversified Telecommunication Services		255,371

Electrical Equipment - 1.1%
Allied Motion Technologies, Inc.	219	5,188
AZZ, Inc.	1,516	71,131
Encore Wire Corp.	221	8,250
Franklin Electric Co., Inc.(a)	2,092	78,513
Global Power Equipment Group, Inc.(a)	2,074	28,642
LSI Industries, Inc.	642	4,359
Powell Industries, Inc.	1,210	59,374
Preformed Line Products Co.(a)	395	21,579

Total Electrical Equipment		277,036

Electronic Equipment, Instruments & Components - 2.7%
Badger Meter, Inc.(a)	891	52,881
CTS Corp.(a)	1,339	23,874
Daktronics, Inc.	6,447	80,652
Dolby Laboratories, Inc. Class A	2,103	90,681
Littelfuse, Inc.	1,047	101,214
Mesa Laboratories, Inc.(a)	129	9,973
Methode Electronics, Inc.	1,754	64,039
MTS Systems Corp.(a)	1,201	90,111
Vishay Intertechnology, Inc.(a)	11,040	156,216

Total Electronic Equipment, Instruments & Components		669,641

Energy Equipment & Services - 3.3%
Bristow Group, Inc.(a)	3,382	222,502
CARBO Ceramics, Inc.(a)	3,935	157,597
Patterson-UTI Energy, Inc.	18,187	301,722
U.S. Silica Holdings, Inc.(a)	4,977	127,859

Total Energy Equipment & Services		809,680

Food & Staples Retailing - 0.6%
Ingles Markets, Inc. Class A	1,274	47,253
Liberator Medical Holdings, Inc.(a)	7,551	21,898
Weis Markets, Inc.	1,842	88,084

Total Food & Staples Retailing		157,235

Food Products - 3.6%
Alico, Inc.	197	9,856
B&G Foods, Inc.(a)	11,001	328,930
Cal-Maine Foods, Inc.(a)	3,686	143,865
Calavo Growers, Inc.(a)	1,268	59,976
J&J Snack Foods Corp.	1,006	109,423
Lancaster Colony Corp.(a)	2,443	228,762
Limoneira Co.	479	11,965

Total Food Products		892,777

Gas Utilities - 1.5%
Delta Natural Gas Co., Inc.	706	15,002
New Jersey Resources Corp.(a)	5,769	353,063

Total Gas Utilities		368,065

Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.(a)	710	40,349
Analogic Corp.	248	20,983
Atrion Corp.(a)	78	26,521
Cantel Medical Corp.(a)	434	18,775
CONMED Corp.	2,232	100,351
CryoLife, Inc.(a)	1,357	15,375
Hill-Rom Holdings, Inc.	3,456	157,663
Meridian Bioscience, Inc.(a)	9,079	149,440
Utah Medical Products, Inc.(a)	314	18,856

Total Health Care Equipment & Supplies		548,313

Health Care Providers & Services - 3.3%
Chemed Corp.(a)	610	64,459
Ensign Group, Inc. (The)	663	29,431
Landauer, Inc.	2,711	92,553
National Healthcare Corp.(a)	1,037	65,165
Owens & Minor, Inc.(a)	8,403	295,029
Select Medical Holdings Corp.	16,749	241,186
U.S. Physical Therapy, Inc.	650	27,274

Total Health Care Providers & Services		815,097

Health Care Technology - 0.5%
Computer Programs & Systems, Inc.(a)	1,945	118,159

Hotels, Restaurants & Leisure - 4.3%
Cheesecake Factory, Inc. (The)(a)	3,007	151,282
Churchill Downs, Inc.(a)	826	78,718
DineEquity, Inc.	2,964	307,189
Interval Leisure Group, Inc.	5,384	112,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

December 31, 2014

Investments	Shares	Value
Marcus Corp. (The)	1,866	$34,540
Papa John’s International, Inc.	1,761	98,264
Sonic Corp.(a)	3,142	85,556
Texas Roadhouse, Inc.(a)	5,726	193,310

Total Hotels, Restaurants & Leisure		1,061,331

Household Durables - 2.0%
Bassett Furniture Industries, Inc.	798	15,569
Ethan Allen Interiors, Inc.(a)	2,103	65,130
Hooker Furniture Corp.	1,120	19,230
La-Z-Boy, Inc.	2,899	77,809
Lennar Corp. Class B	644	23,255
Lifetime Brands, Inc.(a)	547	9,408
MDC Holdings, Inc.(a)	8,797	232,857
NACCO Industries, Inc. Class A	443	26,297
Ryland Group, Inc. (The)(a)	650	25,064

Total Household Durables		494,619

Household Products - 0.4%
WD-40 Co.(a)	1,136	96,651

Industrial Conglomerates - 0.4%
Raven Industries, Inc.(a)	3,998	99,950

Insurance - 2.7%
AMERISAFE, Inc.	972	41,174
Employers Holdings, Inc.	1,557	36,605
HCI Group, Inc.(a)	1,259	54,439
National Interstate Corp.	1,419	42,286
ProAssurance Corp.	6,471	292,166
RLI Corp.(a)	3,075	151,905
Universal Insurance Holdings, Inc.(a)	3,104	63,477

Total Insurance		682,052

Internet & Catalog Retail - 0.3%
PetMed Express, Inc.(a)	4,573	65,714

IT Services - 1.3%
Computer Task Group, Inc.	2,347	22,367
Convergys Corp.(a)	6,257	127,455
CSG Systems International, Inc.(a)	3,946	98,926
Hackett Group, Inc. (The)(a)	1,914	16,824
Heartland Payment Systems, Inc.(a)	1,040	56,108

Total IT Services		321,680

Leisure Products - 0.4%
Arctic Cat, Inc.(a)	886	31,453
Johnson Outdoors, Inc. Class A(a)	399	12,449
Sturm Ruger & Co., Inc.(a)	1,417	49,071

Total Leisure Products		92,973

Machinery - 6.1%
Actuant Corp. Class A	419	11,414
Alamo Group, Inc.	284	13,757
Albany International Corp. Class A(a)	2,258	85,781
Altra Industrial Motion Corp.(a)	2,104	59,733
American Railcar Industries, Inc.(a)	3,127	161,041
Astec Industries, Inc.(a)	1,089	42,809
Barnes Group, Inc.(a)	3,378	125,020
CIRCOR International, Inc.	213	12,840
Columbus McKinnon Corp.	546	15,310
Dynamic Materials Corp.(a)	573	9,179
Federal Signal Corp.	2,226	34,369
Gorman-Rupp Co. (The)(a)	1,618	51,970
Graham Corp.	251	7,221
Greenbrier Cos., Inc. (The)(a)	1,610	86,505
Hardinge, Inc.	391	4,661
Hillenbrand, Inc.	6,933	239,188
Hyster-Yale Materials Handling, Inc.	835	61,122
John Bean Technologies Corp.	1,455	47,811
Kadant, Inc.	698	29,798
L.B. Foster Co. Class A	158	7,674
Lindsay Corp.(a)	651	55,817
Mueller Industries, Inc.	2,332	79,614
NN, Inc.	1,253	25,762
Standex International Corp.	369	28,509
Sun Hydraulics Corp.(a)	1,120	44,106
Supreme Industries, Inc. Class A	890	6,283
Tennant Co.(a)	972	70,149
Twin Disc, Inc.	950	18,867
Watts Water Technologies, Inc. Class A	1,263	80,125

Total Machinery		1,516,435

Media - 1.2%
Meredith Corp.(a)	5,365	291,427
Saga Communications, Inc. Class A	286	12,435

Total Media		303,862

Metals & Mining - 3.2%
Carpenter Technology Corp.(a)	3,651	179,812
Commercial Metals Co.(a)	16,135	262,839
Gold Resource Corp.(a)	8,722	29,480
Kaiser Aluminum Corp.(a)	1,544	110,288
Materion Corp.	917	32,306
Worthington Industries, Inc.	6,226	187,340

Total Metals & Mining		802,065

Oil, Gas & Consumable Fuels - 2.5%
Adams Resources & Energy, Inc.	405	20,230
Delek U.S. Holdings, Inc.(a)	5,991	163,434
Panhandle Oil and Gas, Inc. Class A(a)	659	15,341
PBF Energy, Inc. Class A	16,340	435,298

Total Oil, Gas & Consumable Fuels		634,303

Paper & Forest Products - 1.7%
Deltic Timber Corp.(a)	335	22,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

December 31, 2014

Investments	Shares	Value
Neenah Paper, Inc.(a)	1,539	$92,756
PH Glatfelter Co.	3,490	89,239
Schweitzer-Mauduit International, Inc.	5,038	213,107

Total Paper & Forest Products		418,016

Personal Products - 1.9%
Inter Parfums, Inc.(a)	2,557	70,189
Nu Skin Enterprises, Inc. Class A(a)	9,081	396,840

Total Personal Products		467,029

Professional Services - 1.3%
Corporate Executive Board Co. (The)(a)	2,268	164,498
Exponent, Inc.	742	61,215
Insperity, Inc.(a)	2,747	93,096
VSE Corp.(a)	197	12,982

Total Professional Services		331,791

Real Estate Investment Trusts (REITs) - 2.1%
Potlatch Corp.(a)	6,154	257,668
Saul Centers, Inc.	2,456	140,459
Universal Health Realty Income Trust	2,668	128,384

Total Real Estate Investment Trusts (REITs)		526,511

Road & Rail - 0.7%
ArcBest Corp.(a)	615	28,518
Celadon Group, Inc.	425	9,643
Heartland Express, Inc.(a)	1,217	32,871
Universal Truckload Services, Inc.(a)	1,275	36,350
Werner Enterprises, Inc.(a)	2,093	65,197

Total Road & Rail		172,579

Semiconductors & Semiconductor Equipment - 1.7%
Integrated Silicon Solution, Inc.	1,962	32,510
IXYS Corp.	1,493	18,812
Micrel, Inc.(a)	3,725	54,050
MKS Instruments, Inc.	4,331	158,515
Monolithic Power Systems, Inc.(a)	2,142	106,543
Power Integrations, Inc.(a)	1,219	63,071

Total Semiconductors & Semiconductor Equipment		433,501

Software - 1.5%
Blackbaud, Inc.	2,271	98,243
Ebix, Inc.(a)	3,053	51,871
Fair Isaac Corp.	166	12,002
Mentor Graphics Corp.	4,777	104,712
Monotype Imaging Holdings, Inc.(a)	2,064	59,505
Pegasystems, Inc.	1,990	41,332

Total Software		367,665

Specialty Retail - 9.5%
Aaron’s, Inc.(a)	1,097	33,535
Abercrombie & Fitch Co. Class A	9,175	262,772
Big 5 Sporting Goods Corp.	3,069	44,900
Buckle, Inc. (The)(a)	3,802	199,681
Cato Corp. (The) Class A(a)	3,441	145,141
Chico’s FAS, Inc.(a)	13,114	212,578
Children’s Place, Inc. (The)(a)	915	52,155
Destination Maternity Corp.	3,224	51,423
Finish Line, Inc. (The) Class A	2,394	58,198
Group 1 Automotive, Inc.(a)	917	82,182
Guess?, Inc.(a)	16,821	354,587
Haverty Furniture Cos., Inc.(a)	1,411	31,056
Lithia Motors, Inc. Class A(a)	796	69,005
Men’s Wearhouse, Inc. (The)	3,748	165,474
Monro Muffler Brake, Inc.(a)	1,283	74,157
Pier 1 Imports, Inc.(a)	7,205	110,957
Rent-A-Center, Inc.(a)	6,937	251,952
Sonic Automotive, Inc. Class A(a)	668	18,063
Stage Stores, Inc.	4,035	83,525
Stein Mart, Inc.	4,112	60,117
Winmark Corp.(a)	60	5,215

Total Specialty Retail		2,366,673

Technology Hardware, Storage & Peripherals - 1.7%
Astro-Med, Inc.	410	6,765
Lexmark International, Inc. Class A(a)	9,984	412,040

Total Technology Hardware, Storage & Peripherals		418,805

Textiles, Apparel & Luxury Goods - 0.4%
Culp, Inc.	546	11,837
Movado Group, Inc.	1,194	33,874
Oxford Industries, Inc.	1,080	59,627

Total Textiles, Apparel & Luxury Goods		105,338

Thrifts & Mortgage Finance - 0.1%
Federal Agricultural Mortgage Corp. Class C	880	26,699

Trading Companies & Distributors - 3.9%
Aceto Corp.(a)	1,426	30,944
Applied Industrial Technologies, Inc.(a)	4,183	190,703
H&E Equipment Services, Inc.	5,932	166,630
Houston Wire & Cable Co.(a)	2,931	35,026
Kaman Corp.(a)	2,034	81,543
TAL International Group, Inc.*	10,876	473,867

Total Trading Companies & Distributors		978,713

Wireless Telecommunication Services - 0.2%
Spok Holdings, Inc.	2,993	51,958

TOTAL COMMON STOCKS (Cost: $24,037,805)		24,782,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

December 31, 2014

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.3%

United States - 30.3%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $7,517,475)(c)	7,517,475	$7,517,475

TOTAL INVESTMENTS IN SECURITIES - 130.0% (Cost: $31,555,280)		32,300,253
Liabilities in Excess of Cash and Other Assets - (30.0)%		(7,457,868)

NET ASSETS - 100.0%		$24,842,385

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)

At December 31, 2014, the total market value of the Fund’s securities on loan was $7,449,950 and the total market value of the collateral held by the Fund was $7,626,411. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $108,936.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

December 31, 2014

Investments	Shares	Value
COMMON STOCKS - 99.6%

United Kingdom - 99.6%

Aerospace & Defense - 3.1%
BAE Systems PLC	57,942	$426,433
Cobham PLC	11,899	60,095
Meggitt PLC	6,950	56,243
QinetiQ Group PLC	5,000	14,649
Rolls-Royce Holdings PLC*	13,108	177,816
Senior PLC	3,641	17,213
Ultra Electronics Holdings PLC	535	15,016

Total Aerospace & Defense		767,465

Airlines - 0.3%
easyJet PLC	3,296	85,877

Auto Components - 0.3%
GKN PLC	12,734	68,303

Banks - 9.1%
Barclays PLC	150,473	571,312
HSBC Holdings PLC	124,888	1,185,136
Standard Chartered PLC	33,746	506,716

Total Banks		2,263,164

Beverages - 2.8%
Britvic PLC	2,536	26,671
Diageo PLC	23,396	674,337
SABMiller PLC	192	10,062

Total Beverages		711,070

Biotechnology - 0.1%
Abcam PLC	1,483	10,770
Genus PLC	385	7,510

Total Biotechnology		18,280

Building Products - 0.0%
James Halstead PLC	2,075	10,273

Capital Markets - 1.9%
Aberdeen Asset Management PLC	17,082	115,117
ICAP PLC	13,453	94,898
Investec PLC	7,824	66,061
Man Group PLC	31,234	78,166
Schroders PLC	1,796	75,219
Schroders PLC Non-Voting Shares	622	20,125
Tullett Prebon PLC	5,365	23,749

Total Capital Markets		473,335

Chemicals - 0.8%
Alent PLC	2,173	10,876
Croda International PLC	1,295	53,752
Elementis PLC	3,342	13,643
Essentra PLC	1,604	18,308
Johnson Matthey PLC	1,327	70,288
Synthomer PLC	3,282	12,128
Victrex PLC	704	22,854

Total Chemicals		201,849

Commercial Services & Supplies - 0.9%
Aggreko PLC	1,608	37,709
APR Energy PLC(a)	436	1,265
Berendsen PLC	1,906	32,691
De La Rue PLC	1,981	16,078
G4S PLC	18,680	80,943
Homeserve PLC	3,572	18,747
Rentokil Initial PLC	14,400	27,236
RPS Group PLC	2,575	8,396
Serco Group PLC(a)	4,246	10,639

Total Commercial Services & Supplies		233,704

Communications Equipment - 0.1%
Pace PLC	1,324	7,165
Spirent Communications PLC	5,166	6,102

Total Communications Equipment		13,267

Construction & Engineering - 0.4%
Balfour Beatty PLC	14,936	49,373
Carillion PLC(a)	7,589	39,736
Keller Group PLC	699	9,591

Total Construction & Engineering		98,700

Containers & Packaging - 0.5%
DS Smith PLC	8,944	44,906
Rexam PLC	9,315	65,912
RPC Group PLC	2,000	15,499

Total Containers & Packaging		126,317

Distributors - 0.2%
Inchcape PLC	4,714	53,290

Diversified Financial Services - 0.5%
IG Group Holdings PLC	5,132	57,535
London Stock Exchange Group PLC	1,571	54,405

Total Diversified Financial Services		111,940

Diversified Telecommunication Services - 2.2%
BT Group PLC	71,410	447,054
Cable & Wireless Communications PLC	45,959	35,573
Inmarsat PLC	6,022	75,072

Total Diversified Telecommunication Services		557,699

Electrical Equipment - 0.0%
HellermannTyton Group PLC	845	4,150

Electronic Equipment, Instruments & Components - 0.6%
Domino Printing Sciences PLC	1,244	12,802
Electrocomponents PLC	7,682	25,753
Halma PLC	2,465	26,424
Laird PLC	3,523	17,084
Oxford Instruments PLC	254	5,050
Premier Farnell PLC	6,904	18,947
Renishaw PLC	620	18,948
Spectris PLC	815	26,712

Total Electronic Equipment, Instruments & Components		151,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

December 31, 2014

Investments	Shares	Value
Energy Equipment & Services - 0.3%
Amec Foster Wheeler PLC	3,685	$49,012
Hunting PLC	1,101	9,125
John Wood Group PLC	2,008	18,676

Total Energy Equipment & Services		76,813

Food & Staples Retailing - 1.7%
Tesco PLC	146,793	432,596

Food Products - 3.5%
Associated British Foods PLC	3,075	151,177
Tate & Lyle PLC	6,876	64,650
Unilever PLC	15,854	649,651

Total Food Products		865,478

Health Care Equipment & Supplies - 0.4%
Smith & Nephew PLC	5,049	93,527

Health Care Providers & Services - 0.1%
Al Noor Hospitals Group PLC	321	4,955
NMC Health PLC	675	4,841
Synergy Health PLC	351	11,384

Total Health Care Providers & Services		21,180

Hotels, Restaurants & Leisure - 2.0%
Betfair Group PLC	480	11,765
Carnival PLC	1,982	90,210
Compass Group PLC	15,421	264,738
InterContinental Hotels Group PLC	1,656	67,006
Ladbrokes PLC	18,784	32,364
Millennium & Copthorne Hotels PLC	2,911	26,757

Total Hotels, Restaurants & Leisure		492,840

Household Products - 2.3%
PZ Cussons PLC	3,216	15,345
Reckitt Benckiser Group PLC	7,032	571,258

Total Household Products		586,603

Industrial Conglomerates - 0.3%
Smiths Group PLC	4,420	75,673

Insurance - 5.2%
Amlin PLC	9,495	70,798
Aviva PLC	30,773	232,476
Jardine Lloyd Thompson Group PLC	1,929	26,950
Old Mutual PLC	73,068	217,039
Prudential PLC	22,843	531,420
Standard Life PLC	34,914	217,813

Total Insurance		1,296,496

Internet Software & Services - 0.1%
Telecity Group PLC	943	11,829

IT Services - 0.1%
Computacenter PLC	1,442	13,187

Machinery - 1.0%
Bodycote PLC	1,584	15,992
Fenner PLC	2,575	8,682
IMI PLC	2,427	47,796
Melrose Industries PLC	11,517	47,912
Morgan Advanced Materials PLC	2,996	14,809
Rotork PLC	540	19,585
Spirax-Sarco Engineering PLC	639	28,655
Vesuvius PLC	3,396	23,627
Weir Group PLC (The)	1,235	35,644

Total Machinery		242,702

Media - 1.9%
Daily Mail & General Trust PLC Class A Non-Voting Shares	2,862	36,794
Euromoney Institutional Investor PLC	885	14,448
Pearson PLC	12,467	231,326
Reed Elsevier PLC	11,479	196,885

Total Media		479,453

Metals & Mining - 9.2%
Acacia Mining PLC	1,012	4,030
Anglo American PLC	17,856	334,243
Antofagasta PLC	24,242	284,440
BHP Billiton PLC	28,990	627,639
Evraz PLC	19,073	45,948
Ferrexpo PLC	6,562	5,423
Fresnillo PLC(a)	2,284	27,280
Rio Tinto PLC	20,187	944,297
Vedanta Resources PLC	2,885	25,843

Total Metals & Mining		2,299,143

Multi-Utilities - 5.7%
Centrica PLC	97,093	422,384
National Grid PLC	69,999	1,002,069

Total Multi-Utilities		1,424,453

Oil, Gas & Consumable Fuels - 14.9%
BG Group PLC	17,869	241,008
BP PLC	166,060	1,064,198
James Fisher & Sons PLC	121	2,262
Premier Oil PLC	2,192	5,715
Royal Dutch Shell PLC Class A	35,541	1,193,412
Royal Dutch Shell PLC Class B	33,938	1,181,655
Tullow Oil PLC	4,782	30,862

Total Oil, Gas & Consumable Fuels		3,719,112

Paper & Forest Products - 0.2%
Mondi PLC	3,626	59,365

Pharmaceuticals - 9.6%
AstraZeneca PLC	17,629	1,252,217
Dechra Pharmaceuticals PLC	635	8,282
GlaxoSmithKline PLC	52,506	1,126,531
Hikma Pharmaceuticals PLC	724	22,341

Total Pharmaceuticals		2,409,371

Professional Services - 0.4%
Hays PLC	8,261	18,755
Intertek Group PLC	965	35,119
Michael Page International PLC	2,581	16,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

December 31, 2014

Investments	Shares	Value
WS Atkins PLC	994	$21,187

Total Professional Services		91,637

Real Estate Investment Trusts (REITs) - 0.5%
Hammerson PLC	7,471	70,477
Segro PLC	10,000	57,739

Total Real Estate Investment Trusts (REITs)		128,216

Real Estate Management & Development - 0.0%
Savills PLC	694	7,358

Road & Rail - 0.1%
National Express Group PLC	7,180	27,809
Northgate PLC	542	5,130

Total Road & Rail		32,939

Semiconductors & Semiconductor Equipment - 0.2%
ARM Holdings PLC	3,073	47,676
CSR PLC	904	12,066

Total Semiconductors & Semiconductor Equipment		59,742

Software - 0.5%
Aveva Group PLC	295	6,044
Fidessa Group PLC	486	18,112
Micro Focus International PLC	1,523	25,647
Sage Group PLC (The)	11,961	86,854

Total Software		136,657

Specialty Retail - 0.6%
Dixons Carphone PLC	3,409	24,579
Kingfisher PLC	22,817	121,141

Total Specialty Retail		145,720

Technology Hardware, Storage & Peripherals - 0.0%
Xaar PLC	285	1,713

Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC	3,298	84,130
Ted Baker PLC	281	9,731

Total Textiles, Apparel & Luxury Goods		93,861

Tobacco - 8.0%
British American Tobacco PLC	23,939	1,306,441
Imperial Tobacco Group PLC	15,857	701,202

Total Tobacco		2,007,643

Trading Companies & Distributors - 0.5%
Ashtead Group PLC	1,722	30,932
Brammer PLC	881	4,691
Bunzl PLC	2,375	65,325
Diploma PLC	1,183	13,078
SIG PLC	5,620	15,274

Total Trading Companies & Distributors		129,300

Transportation Infrastructure - 0.1%
BBA Aviation PLC	5,465	30,677

Wireless Telecommunication Services - 6.0%
Vodafone Group PLC	432,094	1,500,088

TOTAL COMMON STOCKS (Cost: $26,411,732)		24,915,775

RIGHTS - 0.0%

United Kingdom - 0.0%
RPC Group PLC, expiring 1/7/15* (Cost $0)	667	1,824

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $75,771)(c)	75,771	75,771

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $26,487,503)		24,993,370
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.1%		23,647

NET ASSETS - 100.0%		$25,017,017

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.
(c)	At December 31, 2014, the total market value of the Fund’s securities on loan was $72,035 and the total market value of the collateral held by the Fund was $75,771.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of December 31, 2014, the Trust offered 70 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with ASU 2013-08, each Fund qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree China Dividend ex-Financials Fund (“China Dividend ex-Financials Fund”)	September 19, 2012
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)	October 13, 2006
WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”)	June 16, 2006
WisdomTree DEFA Fund (“DEFA Fund”)	June 16, 2006
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets Dividend Growth Fund (“Emerging Markets Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”)	July 13, 2007
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Equity Income Fund (“Equity Income Fund”)	June 16, 2006
WisdomTree Europe Dividend Growth Fund (“Europe Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund”)	October 17, 2013
WisdomTree Global Equity Income Fund (“Global Equity Income Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Dividend Growth Fund (“Global ex-U.S. Dividend Growth Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)	October 13, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)	October 13, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Hedged Dividend Growth Fund (“International Hedged Dividend Growth Fund”)	May 7, 2014
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Capital Goods Fund (“Japan Hedged Capital Goods Fund”)	April 8, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund”)	April 8, 2014
WisdomTree Japan Hedged Health Care Fund (“Japan Hedged Health Care Fund”)	April 8, 2014
WisdomTree Japan Hedged Real Estate Fund (“Japan Hedged Real Estate Fund”)	April 8, 2014
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund”)	June 28, 2013
WisdomTree Japan Hedged Tech, Media and Telecom Fund (“Japan Hedged Tech, Media and Telecom Fund”)	April 8, 2014
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Korea Hedged Equity Fund (“Korea Hedged Equity Fund”)	November 7, 2013
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree U.S. Dividend Growth Fund (“U.S. Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. SmallCap Dividend Growth Fund (“U.S. SmallCap Dividend Growth Fund”)	July 25, 2013
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund”)	June 28, 2013

Notes to Schedule of Investments (unaudited)(continued)

CONSOLIDATION OF SUBSIDIARIES

The consolidated schedule of investments of the India Earnings Fund includes investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. Forward foreign currency contracts generally are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Except for the Korea Hedged Equity Fund, which values forward foreign currency contracts daily using Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. The Funds may rely on an independent fair value service in adjusting the valuations of foreign securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedule of Investments (unaudited)(continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$44,629,706	$—	$—
Exchange-Traded Note	1,229,532	—	—
Investment of Cash Collateral for Securities Loaned	—	2,953,833	—

Total	$45,859,238	$2,953,833	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(21)	—

Total - Net	$45,859,238	$2,953,812	$—

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$47,225,759	$—	$—
Investment of Cash Collateral for Securities Loaned	—	5,837,574	—

Total	$47,225,759	$5,837,574	$—

China Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$18,214,040	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,387,899	—

Total	$18,214,040	$2,387,899	$—

Notes to Schedule of Investments (unaudited)(continued)

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$14,052,894	$—	$—
Exchange-Traded Fund	30,105	—	—
Investment of Cash Collateral for Securities Loaned	—	1,415,763	—

Total	$14,082,999	$1,415,763	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(7)	—

Total - Net	$14,082,999	$1,415,756	$—

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$316,033,421	$—	$—
Rights	38,060	—	—
Exchange-Traded Fund	194,911	—	—
Investment of Cash Collateral for Securities Loaned	—	21,819,049	—

Total	$316,266,392	$21,819,049	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	8	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(12)	—

Total - Net	$316,266,392	$21,819,045	$—

DEFA Fund	Level 1	Level 2	Level 3
Common Stocks*	$567,263,821	$—	$—
Rights	61,194	—	—
Exchange-Traded Fund	739,127	—	—
Investment of Cash Collateral for Securities Loaned	—	38,299,753	—

Total	$568,064,142	$38,299,753	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,253,643,525	$—	$—
Exchange-Traded Funds	8,478,303	—	—
Investment of Cash Collateral for Securities Loaned	—	42,686,060	—

Total	$1,262,121,828	$42,686,060	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$139,996,885	$—	$—
Investment of Cash Collateral for Securities Loaned	—	30,651,618	—

Total	$139,996,885	$30,651,618	$—

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks
China	$5,216,461	$—	$24,191
Other*	14,740,775	—	—
Warrants	684	—	—
Investment of Cash Collateral for Securities Loaned	—	1,115,182	—

Total	$19,957,920	$1,115,182	$24,191

Emerging Markets Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$35,259,215	$—	$—
Exchange-Traded Note	1,165,593	—	—
Investment of Cash Collateral for Securities Loaned	—	528,827	—

Total	$36,424,808	$528,827	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	906	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(20)	—

Total - Net	$36,424,808	$529,713	$—

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,378,683,094	$—	$—
Warrants	48,056	14,173	—
Investment of Cash Collateral for Securities Loaned	—	111,127,498	—

Total	$2,378,731,150	$111,141,671	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	14	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(99,211)	—

Total - Net	$2,378,731,150	$111,042,474	$—

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Peru	$12,586	$8,008	$—
Other*	9,264,260	—	—
Exchange-Traded Note	454,187	—	—

Total	$9,731,033	$8,008	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$134,751,682	$—	$532,209
South Korea	135,680,790	1,137,815	—
Other*	1,224,049,119	—	—
Warrants	223,104	—	—
Exchange-Traded Funds and Notes	17,407,386	—	—
Investment of Cash Collateral for Securities Loaned	—	72,218,485	—

Total	$1,512,112,081	$73,356,300	$532,209

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(51,887)	—

Total - Net	$1,512,112,081	$73,304,413	$532,209

Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,043,803,652	$—	$—
Exchange-Traded Fund	2,565,870	—	—
Investment of Cash Collateral for Securities Loaned	—	36,033,183	—

Total	$1,046,369,522	$36,033,183	$—

Europe Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$13,299,363	$—	$—
Investment of Cash Collateral for Securities Loaned	—	130,530	—

Total	$13,299,363	$130,530	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(5)	—

Total - Net	$13,299,363	$130,525	$—

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$5,547,111,978	$—	$—
Rights	2,266,938	—	—
Investment of Cash Collateral for Securities Loaned	—	139,049,260	—

Total	$5,549,378,916	$139,049,260	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	152,865,665	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,456,191)	—

Total - Net	$5,549,378,916	$290,458,734	$—

Notes to Schedule of Investments (unaudited)(continued)

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$13,089,728	$—	$0
Other*	682,315,512	—	—
Rights*	318,350	—	—
Exchange-Traded Fund	424,360	—	—
Investment of Cash Collateral for Securities Loaned	—	83,776,225	—

Total	$696,147,950	$83,776,225	$0

Unrealized Appreciation on Forward Foreign Currency Contracts	—	266	—

Total - Net	$696,147,950	$83,776,491	$0

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$22,009,787	$—	$—
Investment of Cash Collateral for Securities Loaned	—	436,871	—

Total	$22,009,787	$436,871	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	643,068	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(7,325)	—

Total - Net	$22,009,787	$1,072,614	$—

Global Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$112,165,302	$—	$—
Rights
Italy	—	0	—
Spain	7,470	—	—
Exchange-Traded Funds	54,347	—	—
Investment of Cash Collateral for Securities Loaned	—	17,163,460	—

Total	$112,227,119	$17,163,460	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(19)	—

Total - Net	$112,227,119	$17,163,441	$—

Global ex-U.S. Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$77,237,820	$—	$—
Exchange-Traded Funds and Notes	1,976,602	—	—
Investment of Cash Collateral for Securities Loaned	—	5,644,795	—

Total	$79,214,422	$5,644,795	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$117,150,963	$—	$—
Warrants	5,584	—	—
Exchange-Traded Fund	86,168	—	—
Investment of Cash Collateral for Securities Loaned	—	13,015,368	—

Total	$117,242,715	$13,015,368	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(43)	—

Total - Net	$117,242,715	$13,015,325	$—

Global ex-U.S. Utilities Fund	Level 1	Level 2	Level 3
Common Stocks*	$22,364,580	$—	$—
Exchange-Traded Funds and Notes	357,343	—	—
Investment of Cash Collateral for Securities Loaned	—	2,504,243	—

Total	$22,721,923	$2,504,243	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(15)	—

Total - Net	$22,721,923	$2,504,228	$—

Notes to Schedule of Investments (unaudited)(continued)

Global Natural Resources Fund	Level 1	Level 2	Level 3
Common Stocks*	$18,998,959	$—	$—
Rights	8,647	—	—
Exchange-Traded Note	53,143	—	—
Investment of Cash Collateral for Securities Loaned	—	4,823,767	—

Total	$19,060,749	$4,823,767	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(27)	—

Total - Net	$19,060,749	$4,823,740	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks
Metals & Mining	$106,343,208	$955,127	$—
Pharmaceuticals	89,338,103	444,802	—
Other*	1,957,306,007	—	—

Total	$2,152,987,318	$1,399,929	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$337,885,476	$—	$—
Exchange-Traded Fund	198,088	—	—
Investment of Cash Collateral for Securities Loaned	—	19,863,068	—

Total	$338,083,564	$19,863,068	$—

International Hedged Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$19,234,765	$—	$—
Investment of Cash Collateral for Securities Loaned	—	506,795	—

Total	$19,234,765	$506,795	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	363,333	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(18,670)	—

Total - Net	$19,234,765	$851,458	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$331,471,933	$—	$—
Rights	9,935	—	—
Exchange-Traded Fund	24,858	—	—
Investment of Cash Collateral for Securities Loaned	—	21,124,888	—

Total	$331,506,726	$21,124,888	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(5)	—

Total - Net	$331,506,726	$21,124,883	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$131,346,956	$—	$—
Rights	—	0	—
Exchange-Traded Funds	5,406	—	—
Investment of Cash Collateral for Securities Loaned	—	29,150,848	—

Total	$131,352,362	$29,150,848	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(103)	—

Total - Net	$131,352,362	$29,150,745	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$4,328,924	$—	$0
Other*	839,491,178	—	—
Rights*	189,254	—	—
Exchange-Traded Funds	558,580	—	—
Investment of Cash Collateral for Securities Loaned	—	148,653,344	—

Total	$844,567,936	$148,653,344	$0

Unrealized Appreciation on Forward Foreign Currency Contracts	—	23	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(565)	—

Total - Net	$844,567,936	$148,652,802	$0

Notes to Schedule of Investments (unaudited)(continued)

Japan Hedged Capital Goods Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,290,790	$—	$—
Investment of Cash Collateral for Securities Loaned	—	296,895	—

Total	$1,290,790	$296,895	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	16,238	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(51)	—

Total - Net	$1,290,790	$313,082	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$11,852,438,275	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,062,157,725	—

Total	$11,852,438,275	$1,062,157,725	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	161,153,128	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(21,504,476)	—

Total - Net	$11,852,438,275	$1,201,806,377	$—

Japan Hedged Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,812,517	$—	$—
Investment of Cash Collateral for Securities Loaned	—	673,988	—

Total	$4,812,517	$673,988	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	91,995	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(32,998)	—

Total - Net	$4,812,517	$732,985	$—

Japan Hedged Health Care Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,269,155	$—	$—
Investment of Cash Collateral for Securities Loaned	—	360,647	—

Total	$1,269,155	$360,647	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	16,790	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(33)	—

Total - Net	$1,269,155	$377,404	$—

Japan Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$36,086,936	$—	$—
Investment of Cash Collateral for Securities Loaned	—	7,073,434	—

Total	$36,086,936	$7,073,434	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	295,112	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(80,346)	—

Total - Net	$36,086,936	$7,288,200	$—

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$97,299,371	$—	$—
Investment of Cash Collateral for Securities Loaned	—	27,331,384	—

Total	$97,299,371	$27,331,384	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,099,475	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,308)	—

Total - Net	$97,299,371	$28,427,551	$—

Notes to Schedule of Investments (unaudited)(continued)

Japan Hedged Tech, Media and Telecom Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,979,497	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,063,950	—

Total	$3,979,497	$1,063,950	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	48,394	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(108)	—

Total - Net	$3,979,497	$1,112,236	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$271,419,220	$—	$—
Exchange-Traded Fund	44,307	—	—
Investment of Cash Collateral for Securities Loaned	—	69,009,819	—

Total	$271,463,527	$69,009,819	$—

Korea Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$12,261,137	$—	$—

Total	$12,261,137	$—	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	56,681	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(173,203)	—

Total - Net	$12,261,137	$(116,522)	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,387,620,726	$—	$—
Exchange-Traded Fund	669,163	—	—
Investment of Cash Collateral for Securities Loaned	—	16,341,684	—

Total	$2,388,289,889	$16,341,684	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$29,103,539	$—	$—
Exchange-Traded Funds	55,752	—	—
Investment of Cash Collateral for Securities Loaned	—	7,231,499	—

Total	$29,159,291	$7,231,499	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,336,160,183	$—	$—
Exchange-Traded Fund	2,432,587	—	—
Investment of Cash Collateral for Securities Loaned	—	148,697,604	—

Total	$1,338,592,770	$148,697,604	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$633,915,209	$—	$—
Exchange-Traded Fund	3,945,952	—	—
Investment of Cash Collateral for Securities Loaned	—	66,707,423	—

Total	$637,861,161	$66,707,423	$—

Notes to Schedule of Investments (unaudited)(continued)

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$39,588,702	$—	$—
Convertible Bond	—	14,018	—

Total	$39,588,702	$14,018	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(914)	—

Total - Net	$39,588,702	$13,104	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,129,209,487	$—	$—
Exchange-Traded Fund	2,918,870	—	—
Investment of Cash Collateral for Securities Loaned	—	154,768,085	—

Total	$1,132,128,357	$154,768,085	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$420,642,085	$—	$—
Exchange-Traded Fund	278	—	—
Investment of Cash Collateral for Securities Loaned	—	126,122,300	—

Total	$420,642,363	$126,122,300	$—

Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$576,172,488	$—	$—
Exchange-Traded Fund	918,961	—	—
Investment of Cash Collateral for Securities Loaned	—	21,188,626	—

Total	$577,091,449	$21,188,626	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$107,130,185	$—	$—
Investment of Cash Collateral for Securities Loaned	—	25,900,515	—

Total	$107,130,185	$25,900,515	$—

U.S. Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$283,303,250	$—	$—
Investment of Cash Collateral for Securities Loaned	—	63,045,886	—

Total	$283,303,250	$63,045,886	$—

U.S. SmallCap Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$24,782,778	$—	$—
Investment of Cash Collateral for Securities Loaned	—	7,517,475	—

Total	$24,782,778	$7,517,475	$—

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$24,915,775	$—	$—
Rights	1,824	—	—
Investment of Cash Collateral for Securities Loaned	—	75,771	—

Total	$24,917,599	$75,771	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	98,473	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(940)	—

Total - Net	$24,917,599	$173,304	$—

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

During the period ended December 31, 2014, WisdomTree Emerging Markets SmallCap Dividend Fund transferred $1,480,441 into Level 2 primarily due to the lack of observable market data. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Notes to Schedule of Investments (unaudited)(continued)

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts during the period ended December 31, 2014 which are detailed in the tables herein. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at December 31, 2014 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At December 31, 2014, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

The Funds listed below have invested in derivatives, specifically forward foreign currency contracts for the period ended December 31, 2014, which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the investment. Risks may arise upon entering into forward foreign currency contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

During the period ended December 31, 2014, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$5,332	$4,620
Australia Dividend Fund
Foreign exchange contracts	—	8,512
China Dividend ex-Financials Fund
Foreign exchange contracts	—	2,088
Commodity Country Equity Fund
Foreign exchange contracts	264	5,101
DEFA Equity Income Fund
Foreign exchange contracts	60,826	111,837
DEFA Fund
Foreign exchange contracts	140,721	243,625
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	3,507	1,487
Emerging Markets Dividend Growth Fund
Foreign exchange contracts	67,627	14,493
Emerging Markets Equity Income Fund
Foreign exchange contracts	2,031,965	3,480,118
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	2,646,362	3,137,370
Europe Dividend Growth Fund[1]
Foreign exchange contracts	—	3,325
Europe Hedged Equity Fund
Foreign exchange contracts	2,547,119,424	5,197,557,654

Notes to Schedule of Investments (unaudited)(continued)

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Europe SmallCap Dividend Fund
Foreign exchange contracts	$935,481	$560,185
Germany Hedged Equity Fund
Foreign exchange contracts	12,515,350	25,913,167
Global Equity Income Fund
Foreign exchange contracts	22,776	38,194
Global ex-U.S. Dividend Growth Fund
Foreign exchange contracts	—	10,945
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	240,228	88,668
Global ex-U.S. Utilities Fund
Foreign exchange contracts	8,527	9,545
Global Natural Resources Fund
Foreign exchange contracts	700	1,910
India Earnings Fund (consolidated)
Foreign exchange contracts	3,070,116	149,715
International Dividend ex-Financials Fund
Foreign exchange contracts	103,443	170,913
International Hedged Dividend Growth Fund[1]
Foreign exchange contracts	7,963,265	15,849,076
International MidCap Dividend Fund
Foreign exchange contracts	28,788	43,888
International LargeCap Dividend Fund
Foreign exchange contracts	42,410	49,621
International SmallCap Dividend Fund
Foreign exchange contracts	439,232	233,232
Japan Hedged Capital Goods Fund[2]
Foreign exchange contracts	2,455,294	4,927,217
Japan Hedged Equity Fund
Foreign exchange contracts	10,145,111,765	21,045,269,390
Japan Hedged Financials Fund[2]
Foreign exchange contracts	6,080,862	12,179,675
Japan Hedged Health Care Fund[2]
Foreign exchange contracts	1,912,380	3,979,726
Japan Hedged Real Estate Fund[2]
Foreign exchange contracts	18,175,661	36,659,686

Notes to Schedule of Investments (unaudited)(continued)

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	$78,405,479	$164,540,720
Japan Hedged Tech, Media and Telecom Fund[2]
Foreign exchange contracts	2,912,268	5,971,901
Japan SmallCap Dividend Fund
Foreign exchange contracts	—	82,598
Korea Hedged Equity Fund
Foreign exchange contracts	8,027,219	16,828,078
Middle East Dividend Fund
Foreign exchange contracts	28,124	661,805
United Kingdom Hedged Equity Fund
Foreign exchange contracts	20,234,137	41,692,166

[1]	For the period May 7, 2014 (commencement of operations) through December 31, 2014.
[2]	For the period April 8, 2014 (commencement of operations) through December 31, 2014.

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Europe Hedged Equity Fund, Germany Hedged Equity Fund, International Hedged Dividend Growth Fund, Japan Hedged Capital Goods Fund, Japan Hedged Equity Fund, Japan Hedged Financials Fund, Japan Hedged Health Care Fund, Japan Hedged Real Estate Fund, Japan Hedged SmallCap Equity Fund, Japan Hedged Tech, Media and Telecom Fund, Korea Hedged Equity Fund and the United Kingdom Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

The following Forward Contracts were open at December 31, 2014:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Asia Pacific ex-Japan Fund	1/5/2015	HKD	20,100	USD	2,591	$(1)
	1/5/2015	IDR	28,280,968	USD	2,271	(13)
	1/5/2015	MYR	55,000	USD	15,723	(7)

						$(21)

Commodity Country Equity Fund	1/2/2015	CAD	4,047	USD	3,487	$(7)

						$(7)

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
DEFA Equity Income Fund	1/2/2015	GBP	9,772	USD	15,230	$(7)
	1/2/2015	HKD	133,564	USD	17,219	(5)
	1/2/2015	SGD	22,523	USD	17,005	8

						$(4)

Emerging Markets Dividend Growth Fund	1/2/2015	USD	55,290	KRW	60,752,150	$(18)
	1/2/2015	USD	66,882	MYR	234,088	67
	1/5/2015	MXN	149,856	USD	10,165	(2)
	1/6/2015	USD	398,158	BRL	1,060,614	839

						$886

Emerging Markets Equity Income Fund	1/2/2015	BRL	1,320,000	USD	486,779	$(9,797)
	1/2/2015	MYR	8,051,618	USD	2,300,134	(2,631)
	1/5/2015	BRL	9,924,766	USD	3,691,151	(42,491)
	1/5/2015	KRW	244,455,269	USD	222,252	(152)
	1/5/2015	MYR	6,694,962	USD	1,912,300	(2,461)
	1/5/2015	MYR	553,134	USD	157,858	(339)
	1/5/2015	MYR	3,824,975	USD	1,092,538	(1,406)
	1/5/2015	TWD	69,851,896	USD	2,200,406	(9,957)
	1/5/2015	TWD	122,253,499	USD	3,851,110	(17,426)
	1/5/2015	TWD	15,025,339	USD	473,463	(1,993)
	1/6/2015	BRL	4,609,966	USD	1,730,598	(3,646)
	1/6/2015	BRL	8,067,869	USD	3,028,707	(6,380)
	1/6/2015	BRL	566,534	USD	212,743	(384)
	1/6/2015	KRW	12,626,132	USD	11,478	(9)
	1/6/2015	KRW	197,632,969	USD	179,666	(139)
	1/6/2015	KRW	112,933,138	USD	102,760	14

						$(99,197)

Emerging Markets SmallCap Dividend Fund	1/2/2015	BRL	4,666,243	USD	1,741,785	$(13,629)
	1/2/2015	ZAR	2,226,731	USD	192,175	(303)
	1/5/2015	BRL	637,064	USD	235,253	(4,407)
	1/5/2015	MYR	4,914,332	USD	1,403,694	(1,807)
	1/5/2015	TWD	182,396,835	USD	5,745,687	(25,999)
	1/6/2015	BRL	5,335,550	USD	2,002,984	(4,220)
	1/6/2015	KRW	2,164,825,435	USD	1,968,023	(1,522)

						$(51,887)

Europe Dividend Growth Fund	1/2/2015	GBP	2,000	USD	3,113	$(5)

						$(5)

Europe Hedged Equity Fund	1/2/2015	USD	1,704,304	EUR	1,400,000	$(10,234)
	1/5/2015	EUR	593,017,121	USD	739,680,336	22,099,855
	1/5/2015	EUR	1,110,155,288	USD	1,384,197,121	40,853,500
	1/5/2015	EUR	208,155,285	USD	259,536,960	7,658,617
	1/5/2015	EUR	235,152,921	USD	293,198,773	8,651,936
	1/5/2015	EUR	11,304,748	USD	14,095,348	416,035
	1/5/2015	EUR	479,920,735	USD	596,935,008	16,206,831
	1/5/2015	EUR	594,751,332	USD	739,680,336	20,001,373
	1/5/2015	EUR	486,923,087	USD	605,586,243	16,384,868
	1/5/2015	EUR	28,616,145	USD	35,709,515	1,082,543
	1/5/2015	EUR	185,933,329	USD	229,136,053	4,147,393
	1/5/2015	EUR	26,315,947	USD	32,733,722	890,106
	1/5/2015	EUR	128,239,402	USD	157,717,024	2,540,911
	1/5/2015	EUR	79,884,459	USD	98,201,166	1,536,962
	1/5/2015	EUR	50,323,969	USD	62,491,651	1,597,122
	1/5/2015	EUR	42,977,703	USD	53,564,272	1,559,094
	1/5/2015	EUR	11,976,015	USD	14,878,965	387,386
	1/5/2015	EUR	11,892,668	USD	14,878,965	488,239
	1/5/2015	EUR	48,010,986	USD	59,515,858	1,420,156
	1/5/2015	EUR	31,499,462	USD	38,685,308	569,378

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	1/5/2015	EUR	55,804,427	USD	68,443,237	$917,079
	1/5/2015	EUR	67,971,681	USD	83,322,201	1,073,056
	1/5/2015	EUR	183,280,462	USD	223,184,468	1,405,909
	1/5/2015	EUR	109,936,499	USD	133,910,681	881,999
	1/5/2015	EUR	14,677,370	USD	17,854,757	94,402
	1/5/2015	USD	217,279,000	EUR	178,494,765	(1,291,375)
	1/5/2015	USD	1,147,971,793	EUR	948,697,817	183
	1/5/2015	USD	1,147,971,738	EUR	948,697,771	183
	1/5/2015	USD	1,147,971,793	EUR	948,697,817	183
	1/5/2015	USD	1,147,971,793	EUR	948,697,817	183
	1/5/2015	USD	1,147,971,851	EUR	948,697,865	183
	2/3/2015	EUR	926,249,613	USD	1,121,132,532	(22,580)
	2/3/2015	EUR	926,257,266	USD	1,121,132,532	(31,842)
	2/3/2015	EUR	926,257,266	USD	1,121,132,532	(31,843)
	2/3/2015	EUR	926,261,092	USD	1,121,132,532	(36,474)
	2/3/2015	EUR	926,257,266	USD	1,121,132,532	(31,843)

						$151,409,474

Europe SmallCap Dividend Fund	1/5/2015	CHF	59,300	GBP	38,296	$34
	1/5/2015	DKK	4,000	GBP	417	1
	1/5/2015	EUR	11,900	GBP	9,243	13
	1/5/2015	NOK	7,900	GBP	676	—
	1/5/2015	SEK	56,600	GBP	4,657	31
	1/5/2015	USD	200,000	GBP	128,387	187

						$266

Germany Hedged Equity Fund	1/5/2015	EUR	5,148,624	USD	6,405,300	$175,207
	1/5/2015	EUR	5,292,773	USD	6,599,400	194,879
	1/5/2015	EUR	5,137,173	USD	6,405,300	189,062
	1/5/2015	EUR	2,258,401	USD	2,776,291	43,512
	1/5/2015	EUR	1,113,789	USD	1,388,145	40,405
	1/5/2015	USD	1,072,000	EUR	880,333	(6,753)
	1/5/2015	USD	7,425,804	EUR	6,136,775	1
	1/5/2015	USD	7,650,828	EUR	6,322,737	1
	1/5/2015	USD	7,425,804	EUR	6,136,775	1
	2/3/2015	EUR	6,079,484	USD	7,358,547	(209)
	2/3/2015	EUR	6,263,710	USD	7,581,532	(215)
	2/3/2015	EUR	6,079,433	USD	7,358,546	(148)

						$635,743

Global Equity Income Fund	1/2/2015	CAD	9,192	USD	7,919	$(18)
	1/2/2015	HKD	32,210	USD	4,152	(1)

						$(19)

Global ex-U.S. Real Estate Fund	1/2/2015	CAD	16,352	USD	14,087	$(31)
	1/2/2015	GBP	3,895	USD	6,071	(3)
	1/2/2015	HKD	273,136	USD	35,212	(9)

						$(43)

Global ex-U.S. Utilities Fund	1/2/2015	CAD	7,676	USD	6,613	$(15)

						$(15)

Global Natural Resources Fund	1/2/2015	CAD	7,000	USD	6,017	$(27)

						$(27)

International Hedged Dividend Growth Fund	1/2/2015	USD	38,459	EUR	31,616	$(202)
	1/2/2015	USD	3,852	ILS	14,991	—
	1/5/2015	DKK	621,006	USD	104,061	3,151
	1/5/2015	DKK	602,742	USD	100,780	2,838
	1/5/2015	DKK	602,743	USD	101,003	3,060

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	1/5/2015	DKK	203,581	USD	34,147	$1,066
	1/5/2015	DKK	407,135	USD	67,993	1,836
	1/5/2015	DKK	833,534	USD	136,573	1,128
	1/5/2015	EUR	1,046,027	USD	1,304,241	38,444
	1/5/2015	EUR	1,015,262	USD	1,263,067	34,499
	1/5/2015	EUR	1,015,262	USD	1,265,882	37,314
	1/5/2015	EUR	340,586	USD	425,010	12,867
	1/5/2015	EUR	681,418	USD	846,592	22,008
	1/5/2015	EUR	1,394,791	USD	1,700,281	12,444
	1/5/2015	GBP	486,009	USD	760,956	3,876
	1/5/2015	GBP	471,715	USD	737,798	2,984
	1/5/2015	GBP	471,715	USD	738,581	3,767
	1/5/2015	GBP	158,152	USD	248,609	2,248
	1/5/2015	GBP	315,528	USD	492,658	1,144
	1/5/2015	GBP	638,272	USD	992,549	(1,719)
	1/5/2015	NOK	576,721	USD	82,221	5,144
	1/5/2015	NOK	559,760	USD	79,836	5,026
	1/5/2015	NOK	559,760	USD	79,801	4,992
	1/5/2015	NOK	181,890	USD	26,132	1,823
	1/5/2015	NOK	381,246	USD	51,355	403
	1/5/2015	NOK	771,449	USD	103,257	156
	1/5/2015	SEK	1,213,819	USD	163,114	8,001
	1/5/2015	SEK	1,178,118	USD	158,110	7,558
	1/5/2015	SEK	1,178,119	USD	158,320	7,768
	1/5/2015	SEK	398,140	USD	53,715	2,837
	1/5/2015	SEK	807,241	USD	105,722	2,565
	1/5/2015	SEK	1,667,223	USD	213,209	155
	1/5/2015	USD	34,540	CHF	34,144	(177)
	1/5/2015	USD	12,724	DKK	77,779	(86)
	1/5/2015	USD	7,061	DKK	43,218	(38)
	1/5/2015	USD	171,225	DKK	1,053,678	(8)
	1/5/2015	USD	176,414	DKK	1,085,607	(9)
	1/5/2015	USD	171,225	DKK	1,053,677	(8)
	1/5/2015	USD	158,410	EUR	130,134	(935)
	1/5/2015	USD	8,050	EUR	6,617	(43)
	1/5/2015	USD	2,141,619	EUR	1,769,860	88
	1/5/2015	USD	2,206,516	EUR	1,823,492	91
	1/5/2015	USD	2,141,619	EUR	1,769,860	88
	1/5/2015	USD	21,590	EUR	17,843	—
	1/5/2015	USD	92,331	GBP	59,538	414
	1/5/2015	USD	1,277,044	GBP	819,012	(1,229)
	1/5/2015	USD	1,315,742	GBP	843,830	(1,267)
	1/5/2015	USD	1,277,043	GBP	819,011	(1,229)
	1/5/2015	USD	51,345	GBP	32,929	—
	1/5/2015	USD	3,903	GBP	2,503	—
	1/5/2015	USD	8,868	HKD	68,768	—
	1/5/2015	USD	15,270	HKD	118,413	—
	1/5/2015	USD	9,669	NOK	71,975	(50)
	1/5/2015	USD	3,844	NOK	28,488	(44)
	1/5/2015	USD	130,232	NOK	976,421	263
	1/5/2015	USD	134,178	NOK	1,006,009	271
	1/5/2015	USD	130,232	NOK	976,421	263
	1/5/2015	USD	20,046	SEK	156,470	(51)
	1/5/2015	USD	13,222	SEK	102,476	(131)
	1/5/2015	USD	264,994	SEK	2,074,443	98
	1/5/2015	USD	273,024	SEK	2,137,304	101
	1/5/2015	USD	264,994	SEK	2,074,443	98
	1/6/2015	AUD	356,833	USD	303,800	12,164
	1/6/2015	AUD	346,339	USD	294,727	11,667
	1/6/2015	AUD	346,339	USD	294,873	11,813
	1/6/2015	AUD	113,536	USD	96,181	3,389
	1/6/2015	AUD	234,945	USD	192,572	553
	1/6/2015	AUD	478,563	USD	387,680	(3,445)
	1/6/2015	CHF	500,161	USD	519,331	15,974
	1/6/2015	CHF	485,450	USD	502,898	14,345
	1/6/2015	CHF	485,451	USD	504,063	15,509
	1/6/2015	CHF	162,662	USD	168,814	5,113
	1/6/2015	CHF	325,408	USD	336,660	9,173
	1/6/2015	CHF	666,786	USD	676,086	5,038
	1/6/2015	ILS	51,360	USD	13,176	40
	1/6/2015	ILS	49,849	USD	12,781	32
	1/6/2015	ILS	49,850	USD	12,788	38
	1/6/2015	ILS	17,353	USD	4,423	(15)
	1/6/2015	ILS	34,801	USD	8,831	(70)
	1/6/2015	ILS	69,869	USD	17,805	(64)
	1/6/2015	SGD	102,995	USD	78,985	1,238

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	1/6/2015	SGD	99,967	USD	76,638	$1,176
	1/6/2015	SGD	99,967	USD	76,659	1,197
	1/6/2015	SGD	31,355	USD	24,007	339
	1/6/2015	SGD	63,146	USD	48,061	395
	1/6/2015	SGD	127,288	USD	96,140	54
	1/6/2015	SGD	12,024	USD	9,073	(1)
	1/6/2015	SGD	6,796	USD	5,129	—
	1/6/2015	USD	36,160	AUD	44,707	379
	1/6/2015	USD	494,667	AUD	604,510	(607)
	1/6/2015	USD	509,655	AUD	622,828	(624)
	1/6/2015	USD	494,669	AUD	604,510	(609)
	1/6/2015	USD	20,073	AUD	24,530	1
	1/6/2015	USD	63,022	CHF	62,235	(389)
	1/6/2015	USD	851,423	CHF	846,016	—
	1/6/2015	USD	877,222	CHF	871,652	—
	1/6/2015	USD	851,422	CHF	846,015	—
	1/6/2015	USD	8,558	EUR	7,073	—
	1/6/2015	USD	1,660	ILS	6,531	10
	1/6/2015	USD	22,604	ILS	87,962	(107)
	1/6/2015	USD	23,289	ILS	90,627	(110)
	1/6/2015	USD	22,604	ILS	87,962	(107)
	1/6/2015	USD	63,237	JPY	7,613,694	266
	1/6/2015	USD	8,995	SGD	11,917	1
	1/6/2015	USD	127,710	SGD	169,225	32
	1/6/2015	USD	131,576	SGD	174,352	36
	1/6/2015	USD	127,718	SGD	169,224	24
	1/7/2015	JPY	36,979,074	USD	311,760	3,251
	1/7/2015	JPY	35,891,454	USD	302,596	3,161
	1/7/2015	JPY	35,891,455	USD	302,516	3,082
	1/7/2015	JPY	13,245,425	USD	112,021	1,517
	1/7/2015	JPY	26,459,573	USD	223,590	2,843
	1/7/2015	JPY	53,878,931	USD	447,228	(2,272)
	1/7/2015	NZD	8,287	USD	6,482	23
	1/7/2015	NZD	8,044	USD	6,287	18
	1/7/2015	NZD	8,045	USD	6,293	23
	1/7/2015	NZD	2,532	USD	1,989	15
	1/7/2015	NZD	5,116	USD	3,950	(37)
	1/7/2015	NZD	10,309	USD	7,944	(91)
	1/7/2015	USD	41,639	JPY	5,027,429	304
	1/7/2015	USD	80,046	JPY	9,555,408	(348)
	1/7/2015	USD	543,108	JPY	65,115,098	134
	1/7/2015	USD	559,559	JPY	67,088,284	145
	1/7/2015	USD	543,109	JPY	65,115,101	133
	1/7/2015	USD	743	NZD	965	9
	1/7/2015	USD	10,669	NZD	13,652	(29)
	1/7/2015	USD	10,992	NZD	14,065	(30)
	1/7/2015	USD	10,669	NZD	13,651	(29)
	2/3/2015	CHF	827,140	USD	832,722	(83)
	2/3/2015	CHF	852,204	USD	857,995	(45)
	2/3/2015	CHF	827,139	USD	832,664	(140)
	2/3/2015	DKK	1,035,683	USD	168,340	(3)
	2/3/2015	DKK	1,067,066	USD	173,450	5
	2/3/2015	DKK	1,035,682	USD	168,344	1
	2/3/2015	EUR	1,774,499	USD	2,147,839	(129)
	2/3/2015	EUR	1,828,270	USD	2,212,938	(118)
	2/3/2015	EUR	1,774,498	USD	2,147,840	(127)
	2/3/2015	GBP	803,415	USD	1,252,401	1,168
	2/3/2015	GBP	827,760	USD	1,290,386	1,238
	2/3/2015	GBP	803,414	USD	1,252,428	1,197
	2/3/2015	ILS	100,817	USD	25,907	123
	2/3/2015	ILS	103,871	USD	26,691	126
	2/3/2015	ILS	100,817	USD	25,907	123
	2/3/2015	NOK	999,738	USD	133,229	(273)
	2/3/2015	NOK	1,030,033	USD	137,267	(280)
	2/3/2015	NOK	999,738	USD	133,228	(274)
	2/3/2015	SEK	2,139,643	USD	273,338	(113)
	2/3/2015	SEK	2,204,480	USD	281,629	(109)
	2/3/2015	SEK	2,139,642	USD	273,341	(110)
	2/4/2015	AUD	584,655	USD	477,385	564
	2/4/2015	AUD	602,371	USD	491,867	598
	2/4/2015	AUD	584,654	USD	477,383	563
	2/4/2015	JPY	67,981,898	USD	567,138	(160)
	2/4/2015	JPY	70,041,956	USD	584,306	(182)
	2/4/2015	JPY	67,981,900	USD	567,148	(149)
	2/4/2015	NZD	14,922	USD	11,629	31
	2/4/2015	NZD	15,373	USD	11,981	33

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	2/4/2015	NZD	14,922	USD	11,629	$32
	2/4/2015	SGD	166,586	USD	125,602	(51)
	2/4/2015	SGD	171,633	USD	129,407	(52)
	2/4/2015	SGD	166,586	USD	125,591	(62)

						$344,663

International LargeCap Dividend Fund	1/2/2015	EUR	6,253	USD	7,566	$(1)
	1/2/2015	GBP	2,685	USD	4,182	(4)

						$(5)

International MidCap Dividend Fund	1/2/2015	GBP	12,556	USD	19,475	$(103)

						$(103)

International SmallCap Dividend Fund	1/5/2015	CHF	34,633	GBP	22,368	$23
	1/5/2015	ILS	843,995	GBP	138,733	(565)

						$(542)

Japan Hedged Capital Goods Fund	1/5/2015	JPY	57,526	USD	480	$—
	1/7/2015	JPY	57,824,799	USD	487,504	5,205
	1/7/2015	JPY	56,123,023	USD	473,166	5,061
	1/7/2015	JPY	56,137,952	USD	473,167	4,937
	1/7/2015	USD	161,500	JPY	19,486,993	1,035
	1/7/2015	USD	1,272,337	JPY	152,544,808	(6)
	2/4/2015	JPY	51,872,374	USD	432,744	(10)
	2/4/2015	JPY	53,444,432	USD	445,857	(12)
	2/4/2015	JPY	51,874,008	USD	432,745	(23)

						$16,187

Japan Hedged Equity Fund	1/7/2015	JPY	204,285,846,177	USD	1,724,408,496	$20,521,230
	1/7/2015	JPY	12,269,022,935	USD	103,437,422	1,105,164
	1/7/2015	JPY	132,268,546,433	USD	1,115,117,494	11,905,029
	1/7/2015	JPY	125,442,119,047	USD	1,057,637,211	11,361,939
	1/7/2015	JPY	24,538,459,739	USD	206,874,845	2,206,877
	1/7/2015	JPY	124,088,032,981	USD	1,046,141,154	11,159,909
	1/7/2015	JPY	126,135,566,894	USD	1,063,385,239	11,326,125
	1/7/2015	JPY	24,538,252,864	USD	206,874,845	2,208,602
	1/7/2015	JPY	12,267,523,093	USD	103,437,422	1,117,674
	1/7/2015	JPY	24,537,777,052	USD	206,874,845	2,212,571
	1/7/2015	JPY	129,538,848,053	USD	1,092,125,381	11,680,515
	1/7/2015	JPY	118,102,907,048	USD	995,558,511	10,497,415
	1/7/2015	JPY	144,311,183,114	USD	1,218,582,004	14,925,501
	1/7/2015	JPY	124,710,929,647	USD	1,051,889,183	11,712,543
	1/7/2015	JPY	12,270,574,852	USD	103,437,425	1,092,223
	1/7/2015	JPY	12,273,522,463	USD	103,437,422	1,067,635
	1/7/2015	JPY	134,195,110,751	USD	1,131,211,973	11,930,610
	1/7/2015	JPY	9,811,216,511	USD	82,976,504	1,144,076
	1/7/2015	JPY	3,356,089,848	USD	27,658,835	(333,309)
	1/7/2015	JPY	13,702,156,132	USD	113,401,221	(884,373)
	1/7/2015	JPY	35,160,579,742	USD	295,949,529	2,685,628
	1/7/2015	JPY	990,780,898	USD	8,297,650	33,842
	1/7/2015	JPY	5,304,920,178	USD	44,254,135	7,379
	1/7/2015	JPY	1,999,285,697	USD	16,595,301	(80,144)
	1/7/2015	JPY	14,657,533,842	USD	121,698,872	(555,243)
	1/7/2015	JPY	7,336,957,255	USD	60,849,436	(345,935)
	1/7/2015	JPY	25,423,761,465	USD	212,973,026	921,020
	1/7/2015	USD	8,297,650	JPY	992,791,418	(17,073)
	1/7/2015	USD	35,956,485	JPY	4,254,838,739	(468,145)
	1/7/2015	USD	146,591,823	JPY	17,171,766,146	(3,367,247)
	1/7/2015	USD	240,631,860	JPY	28,238,389,402	(5,103,883)
	1/7/2015	USD	1,195,276,932	JPY	144,315,346,215	8,414,295
	1/7/2015	USD	1,307,716,369	JPY	156,677,498,169	(916,123)
	1/7/2015	USD	1,200,721,393	JPY	143,546,242,533	(3,445,031)
	1/7/2015	USD	1,188,833,063	JPY	142,176,112,503	(2,984,546)
	1/7/2015	USD	1,182,888,897	JPY	141,686,432,082	(1,124,659)
	1/7/2015	USD	1,188,833,063	JPY	142,535,140,088	9,996

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	1/7/2015	USD	475,533,225	JPY	56,935,593,029	$(650,438)
	1/7/2015	USD	1,176,944,736	JPY	141,080,365,504	(235,518)
	1/7/2015	USD	1,194,777,228	JPY	143,146,259,686	(837,003)
	1/7/2015	USD	1,188,833,063	JPY	142,532,762,422	(9,836)
	1/7/2015	USD	1,783,249,594	JPY	213,802,710,072	14,993
	2/4/2015	JPY	156,640,325,402	USD	1,307,637,487	839,638
	2/4/2015	JPY	143,509,368,515	USD	1,200,648,965	3,398,297
	2/4/2015	JPY	213,748,801,180	USD	1,783,142,028	(92,736)
	2/4/2015	JPY	56,919,795,456	USD	475,504,540	641,722
	2/4/2015	JPY	143,105,965,413	USD	1,194,705,159	819,949
	2/4/2015	JPY	142,497,417,644	USD	1,188,761,352	(46,948)
	2/4/2015	JPY	141,043,610,723	USD	1,176,873,744	194,069
	2/4/2015	JPY	142,140,194,858	USD	1,188,761,352	2,933,242
	2/4/2015	JPY	141,651,863,554	USD	1,182,817,545	1,063,420
	2/4/2015	JPY	142,492,543,723	USD	1,188,761,352	(6,286)

						$139,648,652

Japan Hedged Financials Fund	1/7/2015	JPY	331,575,710	USD	2,795,418	$29,844
	1/7/2015	JPY	321,817,264	USD	2,713,200	29,018
	1/7/2015	JPY	321,902,306	USD	2,713,201	28,310
	1/7/2015	USD	2,785,349	JPY	330,002,578	(32,896)
	1/7/2015	USD	685,040	JPY	82,710,359	4,823
	1/7/2015	USD	1,615,486	JPY	193,686,270	(7)
	1/7/2015	USD	1,567,972	JPY	187,989,337	(9)
	1/7/2015	USD	1,567,972	JPY	187,989,180	(10)
	2/4/2015	JPY	196,381,134	USD	1,638,328	(14)
	2/4/2015	JPY	190,604,279	USD	1,590,142	(6)
	2/4/2015	JPY	190,610,441	USD	1,590,143	(56)

						$58,997

Japan Hedged Health Care Fund	1/5/2015	JPY	62,721	USD	523	$—
	1/7/2015	JPY	58,485,716	USD	493,076	5,264
	1/7/2015	JPY	56,779,455	USD	478,574	4,994
	1/7/2015	JPY	56,764,475	USD	478,574	5,118
	1/7/2015	USD	200,834	JPY	24,248,295	1,414
	1/7/2015	USD	1,249,390	JPY	149,793,615	(6)
	2/4/2015	JPY	152,566,813	USD	1,272,787	(27)

						$16,757

Japan Hedged Real Estate Fund	1/7/2015	JPY	988,409,868	USD	8,332,995	$88,963
	1/7/2015	JPY	988,390,703	USD	8,332,995	89,123
	1/7/2015	JPY	1,018,424,357	USD	8,585,510	91,136
	1/7/2015	JPY	518,066,077	USD	4,269,583	(51,451)
	1/7/2015	JPY	169,880,975	USD	1,423,194	6,268
	1/7/2015	JPY	685,826,043	USD	5,692,778	(27,492)
	1/7/2015	JPY	169,894,495	USD	1,423,194	6,155
	1/7/2015	USD	2,100,923	JPY	253,502,621	13,467
	1/7/2015	USD	35,959,326	JPY	4,311,285,855	(178)
	2/4/2015	JPY	1,430,183,677	USD	11,931,272	(272)
	2/4/2015	JPY	1,430,225,437	USD	11,931,272	(621)
	2/4/2015	JPY	1,473,528,639	USD	12,292,825	(332)

						$214,766

Japan Hedged SmallCap Equity Fund	1/7/2015	JPY	3,875,804,138	USD	32,675,773	$348,848
	1/7/2015	JPY	3,761,736,972	USD	31,714,721	339,196
	1/7/2015	JPY	3,762,729,643	USD	31,714,721	330,916
	1/7/2015	JPY	386,361,958	USD	3,236,784	14,254
	1/7/2015	JPY	386,488,193	USD	3,236,784	13,201
	1/7/2015	USD	7,423,632	JPY	896,314,480	52,260
	1/7/2015	USD	31,401,200	JPY	3,764,846,874	264
	1/7/2015	USD	31,401,200	JPY	3,764,846,874	264
	1/7/2015	USD	32,352,751	JPY	3,878,933,081	272
	2/4/2015	JPY	3,864,392,300	USD	32,237,656	(1,677)
	2/4/2015	JPY	3,864,279,468	USD	32,237,656	(735)
	2/4/2015	JPY	3,981,395,373	USD	33,214,554	(896)

						$1,096,167

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Japan Hedged Tech, Media and Telecom Fund	1/5/2015	JPY	191,674	USD	1,600	$1
	1/7/2015	JPY	175,317,185	USD	1,478,048	15,780
	1/7/2015	JPY	170,157,498	USD	1,434,576	15,343
	1/7/2015	JPY	170,202,519	USD	1,434,577	14,969
	1/7/2015	USD	322,070	JPY	38,886,087	2,267
	1/7/2015	USD	4,025,131	JPY	482,593,081	34
	2/4/2015	JPY	478,197,956	USD	3,989,338	(108)

						$48,286

Korea Hedged Equity Fund	1/6/2015	KRW	3,181,875,096	USD	2,866,683	$(30,815)
	1/6/2015	KRW	3,088,290,534	USD	2,772,254	(40,024)
	1/6/2015	KRW	93	USD	0	—
	1/6/2015	KRW	3,088,290,442	USD	2,780,615	(31,662)
	1/6/2015	KRW	3,509,294,815	USD	3,177,702	(17,953)
	1/6/2015	KRW	584,154,732	USD	528,695	(3,252)
	1/6/2015	KRW	584,154,732	USD	529,207	(2,739)
	1/6/2015	USD	64,166	KRW	70,933,615	428
	1/6/2015	USD	4,192,778	KRW	4,608,491,715	3,834
	1/6/2015	USD	4,220,231	KRW	4,608,491,993	(23,618)
	1/6/2015	USD	4,346,922	KRW	4,748,143,121	(23,140)
	2/4/2015	KRW	4,455,157,193	USD	4,072,728	25,867
	2/4/2015	KRW	4,455,156,924	USD	4,047,530	669
	2/4/2015	KRW	4,590,161,817	USD	4,195,377	25,883

						$(116,522)

Middle East Dividend Fund	1/2/2015	MAD	1,120,357	USD	123,472	$(147)
	1/5/2015	EGP	448,811	USD	62,457	(313)
	1/5/2015	EGP	201,561	USD	28,050	(141)
	1/5/2015	EGP	176,403	USD	24,548	(123)
	1/5/2015	EGP	55,184	USD	7,680	(39)
	1/5/2015	EGP	46,287	USD	6,441	(32)
	1/5/2015	EGP	20,742	USD	2,887	(14)
	1/5/2015	EGP	17,299	USD	2,407	(12)
	1/5/2015	OMR	34,573	USD	89,789	(12)
	1/5/2015	QAR	2,676,563	USD	734,966	(81)

						$(914)

United Kingdom Hedged Equity Fund	1/5/2015	GBP	5,594,482	USD	8,759,420	$36,225
	1/5/2015	GBP	5,435,666	USD	8,501,790	26,227
	1/5/2015	GBP	5,429,904	USD	8,501,790	35,213
	1/5/2015	USD	146,780	GBP	94,653	808
	1/5/2015	USD	8,453,353	GBP	5,421,422	—
	1/5/2015	USD	8,709,514	GBP	5,585,707	—
	1/5/2015	USD	8,453,353	GBP	5,421,422	—
	2/3/2015	GBP	5,373,296	USD	8,376,147	(255)
	2/3/2015	GBP	5,215,199	USD	8,129,791	(154)
	2/3/2015	GBP	5,215,139	USD	8,129,791	(60)
	2/3/2015	GBP	242,027	USD	376,823	(471)

						$97,533

Currency Legend:

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound

HKD - Hong Kong dollar

IDR - Indonesian rupiah

ILS - Israeli New shekel

JPY - Japanese yen

KRW - South Korean won

MAD - Moroccan dirham

MXN - Mexican peso

MYR - Malaysian ringgit

Notes to Schedule of Investments (unaudited)(continued)

NOK - Norwegian krone

NZD - New Zealand dollar

OMR - Omani rial

QAR - Qatari riyal

SEK - Swedish krona

SGD - Singapore dollar

TWD - New Taiwan dollar

USD - U.S. dollar

ZAR - South African rand

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At December 31, 2014, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$46,232,127	$6,372,332	$(3,791,388)	$2,580,944
Australia Dividend Fund	56,039,350	5,415,774	(8,391,791)	(2,976,017)
China Dividend ex-Financials Fund	20,684,908	1,706,906	(1,789,875)	(82,969)
Commodity Country Equity Fund	17,898,992	1,278,980	(3,679,210)	(2,400,230)
DEFA Equity Income Fund	329,335,798	35,041,501	(26,291,858)	8,749,643
DEFA Fund	552,585,964	84,270,761	(30,492,830)	53,777,931
Dividend ex-Financials Fund	1,173,521,565	159,705,991	(28,419,668)	131,286,323
Earnings 500 Fund	147,094,753	24,619,975	(1,066,225)	23,553,750
Emerging Markets Consumer Growth Fund	20,388,923	1,812,597	(1,104,227)	708,370
Emerging Markets Dividend Growth Fund	37,688,942	1,880,767	(2,616,074)	(735,307)
Emerging Markets Equity Income Fund	2,807,717,502	206,556,662	(524,401,343)	(317,844,681)
Emerging Markets ex-State-Owned Enterprises Fund	9,958,764	101,563	(321,286)	(219,723)
Emerging Markets SmallCap Dividend Fund	1,530,358,786	201,246,976	(145,605,172)	55,641,804
Equity Income Fund	988,356,104	112,467,237	(18,420,636)	94,046,601
Europe Dividend Growth Fund	15,124,946	122,570	(1,817,623)	(1,695,053)
Europe Hedged Equity Fund	5,910,795,008	56,724,722	(279,091,554)	(222,366,832)
Europe SmallCap Dividend Fund	903,495,863	13,801,462	(137,373,150)	(123,571,688)
Germany Hedged Equity Fund	23,230,230	274,499	(1,058,071)	(783,572)
Global Equity Income Fund	116,721,010	18,026,331	(5,356,762)	12,669,569
Global ex-U.S. Dividend Growth Fund	81,288,004	6,875,026	(3,303,813)	3,571,213
Global ex-U.S. Real Estate Fund	131,708,443	12,960,886	(14,411,246)	(1,450,360)
Global ex-U.S. Utilities Fund	25,915,543	2,266,193	(2,955,570)	(689,377)
Global Natural Resources Fund	29,946,092	386,170	(6,447,746)	(6,061,576)
India Earnings Fund (consolidated)	1,866,978,073	405,634,274	(118,225,100)	287,409,174
International Dividend ex-Financials Fund	368,654,352	29,954,794	(40,662,514)	(10,707,720)
International Hedged Dividend Growth Fund	20,807,435	109,909	(1,175,784)	(1,065,875)
International LargeCap Dividend Fund	330,776,846	40,860,300	(19,005,532)	21,854,768

Notes to Schedule of Investments (unaudited)(continued)

International MidCap Dividend Fund	144,854,422	23,486,064	(7,837,276)	15,648,788
International SmallCap Dividend Fund	989,288,449	98,395,667	(94,462,836)	3,932,831
Japan Hedged Capital Goods Fund	1,629,460	42,425	(84,200)	(41,775)
Japan Hedged Equity Fund	13,251,511,723	622,935,963	(959,851,686)	(336,915,723)
Japan Hedged Financials Fund	5,731,290	81,025	(325,810)	(244,785)
Japan Hedged Health Care Fund	1,606,519	99,995	(76,712)	23,283
Japan Hedged Real Estate Fund	43,881,241	802,104	(1,522,975)	(720,871)
Japan Hedged SmallCap Equity Fund	126,651,189	4,960,557	(6,980,991)	(2,020,434)
Japan Hedged Tech, Media and Telecom Fund	5,080,198	139,437	(176,188)	(36,751)
Japan SmallCap Dividend Fund	331,736,506	30,771,202	(22,034,362)	8,736,840
Korea Hedged Equity Fund	13,415,506	299,185	(1,453,554)	(1,154,369)
LargeCap Dividend Fund	2,067,798,026	359,849,867	(23,016,320)	336,833,547
LargeCap Value Fund	31,206,868	5,659,997	(476,075)	5,183,922
MidCap Dividend Fund	1,368,143,170	145,952,727	(26,805,523)	119,147,204
MidCap Earnings Fund	657,528,668	60,075,492	(13,035,576)	47,039,916
Middle East Dividend Fund	36,772,613	5,401,937	(2,571,830)	2,830,107
SmallCap Dividend Fund	1,200,915,925	127,573,522	(41,593,006)	85,980,516
SmallCap Earnings Fund	529,994,276	34,537,850	(17,767,463)	16,770,387
Total Dividend Fund	485,407,632	119,006,465	(6,134,022)	112,872,443
Total Earnings Fund	114,021,306	20,043,706	(1,034,312)	19,009,394
U.S. Dividend Growth Fund	328,138,412	20,145,804	(1,935,080)	18,210,724
U.S. SmallCap Dividend Growth Fund	31,736,635	1,256,519	(692,901)	563,618
United Kingdom Hedged Equity Fund	26,520,067	977,752	(2,504,449)	(1,526,697)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended December 31, 2014 are as follows:

Fund	Value at 3/31/2014	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2014	Dividend Income
Asia Pacific ex-Japan Fund
WisdomTree Global ex-U.S. Real Estate Fund	$—	$448,568	$443,053	$—	$1,592

Commodity Country Equity Fund
WisdomTree Global Natural Resources Fund	$11,058	$343,168	$316,315	$30,105	$1,352

DEFA Equity Income Fund
WisdomTree International LargeCap Dividend Fund	$89,234	$4,950,021	$4,760,434	$194,911	$35,762

DEFA Fund
WisdomTree International Dividend ex-Financials Fund	$545,678	$8,761,496	$8,400,322	$739,127	$50,892

Dividend ex-Financials Fund
WisdomTree LargeCap Dividend Fund	$1,237,251	$14,598,635	$11,724,553	$4,219,898	$23,250
WisdomTree MidCap Dividend Fund	1,241,709	14,562,374	11,702,444	4,258,405	24,809

Total	$2,478,960	$29,161,009	$23,426,997	$8,478,303	$48,059

Earnings 500 Fund
WisdomTree Equity Income Fund	$64,716	$1,809,758	$1,909,111	$—	$4,920

Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets Equity Income Fund	$4,186,652	$25,246,546	$28,185,339	$1,307,719	$100,442

Equity Income Fund
WisdomTree Total Dividend Fund	$2,023,930	$10,555,177	$10,213,560	$2,565,870	$48,436

Europe SmallCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$3,386,251	$3,249,637	$6,208,804	$424,360	$72,420

Notes to Schedule of Investments (unaudited)(concluded)

Global Equity Income Fund
WisdomTree DEFA Equity Income Fund	$—	$2,424,254	$2,350,201	$40,683	$9,933
WisdomTree Equity Income Fund	—	799,646	790,846	13,664	1,416

Total	$—	$3,223,900	$3,141,047	$54,347	$11,349

Global ex-U.S. Dividend Growth Fund
WisdomTree DEFA Fund	$42,807	$594,174	$576,843	$52,615	$3,083
WisdomTree Emerging Markets Equity Income Fund	28,804	392,522	379,622	35,288	2,570

Total	$71,611	$986,696	$956,465	$87,903	$5,653

Global ex-U.S. Real Estate Fund
WisdomTree Global Natural Resources Fund	$312,524	$2,538,113	$2,699,278	$86,168	$5,980

Global ex-U.S. Utilities Fund
WisdomTree Global ex-U.S. Real Estate Fund	$—	$388,699	$362,724	$21,282	$3,899

Global Natural Resources Fund
WisdomTree Global Equity Income Fund	$56,133	$255,765	$309,886	$—	$1,292

International Dividend ex-Financials Fund
WisdomTree International LargeCap Dividend Fund	$668,163	$6,870,803	$7,067,217	$198,088	$77,588

International LargeCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$243,088	$2,293,147	$2,505,748	$24,858	$19,219

International MidCap Dividend Fund
WisdomTree Australia Dividend Fund	$611,578	$488,134	$1,065,818	$2,600	$7,216
WisdomTree Japan Hedged Equity Fund	627,160	466,834	1,112,324	2,806	4,710

Total	$1,238,738	$954,968	$2,178,142	$5,406	$11,926

International SmallCap Dividend Fund
WisdomTree Europe SmallCap Dividend Fund	$3,378,621	$14,369,489	$17,144,036	$306,761	$56,946
WisdomTree Japan SmallCap Dividend Fund	2,819,491	11,573,761	14,239,501	251,819	24,315

Total	$6,198,112	$25,943,250	$31,383,537	$558,580	$81,261

Japan SmallCap Dividend Fund
WisdomTree Japan Hedged Equity Fund	$1,469,670	$2,346,243	$3,707,404	$44,307	$25,712

LargeCap Dividend Fund
WisdomTree Total Dividend Fund	$1,140,905	$17,657,855	$18,515,653	$669,163	$60,100

LargeCap Value Fund
WisdomTree Earnings 500 Fund	$30,480	$132,543	$130,390	$39,168	$587
WisdomTree MidCap Earnings Fund	13,064	56,675	54,930	16,584	187

Total	$43,544	$189,218	$185,320	$55,752	$774

MidCap Dividend Fund
WisdomTree LargeCap Dividend Fund	$1,814,035	$20,896,256	$20,641,654	$2,432,587	$71,820

MidCap Earnings Fund
WisdomTree MidCap Dividend Fund	$2,818,720	$5,902,424	$4,966,906	$3,945,952	$38,263

SmallCap Dividend Fund
WisdomTree MidCap Dividend Fund	$3,346,162	$10,423,528	$10,942,912	$2,918,870	$39,877

SmallCap Earnings Fund
WisdomTree MidCap Earnings Fund	$600,672	$5,121,741	$5,752,766	$278	$20,620

Total Dividend Fund
WisdomTree Total Earnings Fund	$1,007,099	$5,209,427	$5,401,856	$918,961	$20,113

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	February 26, 2015

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	February 26, 2015

* Print the name and title of each signing officer under his or her signature.